UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05201

Thornburg Investment Trust

(Exact name of registrant as specified in charter)

c/o Thornburg Investment Management, Inc.

2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Address of principal executive offices) (Zip code)

Garrett Thornburg
2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Name and address of agent for service)

Registrant’s telephone number, including area code: 505-984-0200

Date of fiscal year end: September 30, 2024

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders

(a)	The following are the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Thornburg Global Opportunities Fund Tailored Shareholder Report

Thornburg Global Opportunities Fund CLASS: A TICKER: THOAX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares underperformed the MSCI All Country World Net Total Return USD Index (the 'Index”) during the 12-month period ended September 30, 2024. During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and upcoming political contests in the U.S. Despite the conflicting economic and geo-political signals, the S&P 500, the Bloomberg U.S. Aggregate Bond, and the MSCI ACWI indexes reported varying positive returns for the period, +36.3%, +11.6%, and +31.8%, respectively.  In brief, most equities repriced higher due to a surprising level of economic strength and resilient corporate profits, while interest rates declined along with inflation rates, creating a more favorable backdrop for the economy. Stock selection was a positive contributor to relative performance, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations detracted from relative results. The Fund’s cash and currency forwards allocations were also a drag on performance. During the period, stock selection in communication services, energy, and the U.S. helped to drive relative performance. The Fund’s underweight allocation and weaker security selection in information technology hampered relative returns. In South Korea, both an overweight positioning and negative security selection detracted from returns.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$149.00	1.30%

Thornburg Global Opportunities Fund Tailored Shareholder Report	9/30/24 TH6192

Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class A (with sales charge)	22.88%	13.36%	8.44%
Global Opportunities Fund Class A (without sales charge)	28.68%	14.41%	8.94%
MSCI All Country World Net Total Return USD Index	31.76%	12.19%	9.39%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$1,306.0M
Number of Holdings	37
Annual Portfolio Turnover	14.91%
Total Advisory Fee	$9.3M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.6
Mid Cap ($2.5-12 B)	17.7
Large Cap (>$12 B)	79.8

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Global Opportunities Fund Tailored Shareholder Report

Thornburg Global Opportunities Fund CLASS: C TICKER: THOCX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class C Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class C shares underperformed the MSCI All Country World Net Total Return USD Index (the 'Index”) during the 12-month period ended September 30, 2024. During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and upcoming political contests in the U.S. Despite the conflicting economic and geo-political signals, the S&P 500, the Bloomberg U.S. Aggregate Bond, and the MSCI ACWI indexes reported varying positive returns for the period, +36.3%, +11.6%, and +31.8%, respectively.  In brief, most equities repriced higher due to a surprising level of economic strength and resilient corporate profits, while interest rates declined along with inflation rates, creating a more favorable backdrop for the economy. Stock selection was a positive contributor to relative performance, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations detracted from relative results. The Fund’s cash and currency forwards allocations were also a drag on performance.During the period, stock selection in communication services, energy, and the U.S. helped to drive relative performance. The Fund’s underweight allocation and weaker security selection in information technology hampered relative returns. In South Korea, both an overweight positioning and negative security selection detracted from returns.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$243.00	2.14%

Thornburg Global Opportunities Fund Tailored Shareholder Report	9/30/24 TH6193

Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class C (with sales charge)	26.59%	13.53%	8.11%
Global Opportunities Fund Class C (without sales charge)	27.59%	13.53%	8.11%
MSCI All Country World Net Total Return USD Index	31.76%	12.19%	9.39%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$1,306.0M
Number of Holdings	37
Annual Portfolio Turnover	14.91%
Total Advisory Fee	$9.3M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.6
Mid Cap ($2.5-12 B)	17.7
Large Cap (>$12 B)	79.8

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Global Opportunities Fund Tailored Shareholder Report

Thornburg Global Opportunities Fund CLASS: I TICKER: THOIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares underperformed the MSCI All Country World Net Total Return USD Index (the 'Index”) during the 12-month period ended September 30, 2024. During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and upcoming political contests in the U.S. Despite the conflicting economic and geo-political signals, the S&P 500, the Bloomberg U.S. Aggregate Bond, and the MSCI ACWI indexes reported varying positive returns for the period, +36.3%, +11.6%, and +31.8%, respectively.  In brief, most equities repriced higher due to a surprising level of economic strength and resilient corporate profits, while interest rates declined along with inflation rates, creating a more favorable backdrop for the economy. Stock selection was a positive contributor to relative performance, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations detracted from relative results. The Fund’s cash and currency forwards allocations were also a drag on performance. During the period, stock selection in communication services, energy, and the U.S. helped to drive relative performance. The Fund’s underweight allocation and weaker security selection in information technology hampered relative returns. In South Korea, both an overweight positioning and negative security selection detracted from returns.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$113.00	0.99%

Thornburg Global Opportunities Fund Tailored Shareholder Report	9/30/24 TH6194

Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class I	29.05%	14.75%	9.29%
MSCI All Country World Net Total Return USD Index	31.76%	12.19%	9.39%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$1,306.0M
Number of Holdings	37
Annual Portfolio Turnover	14.91%
Total Advisory Fee	$9.3M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.6
Mid Cap ($2.5-12 B)	17.7
Large Cap (>$12 B)	79.8

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Global Opportunities Fund Tailored Shareholder Report

Thornburg Global Opportunities Fund CLASS: R3 TICKER: THORX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class R3 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class R3 shares underperformed the MSCI All Country World Net Total Return USD Index (the 'Index”) during the 12-month period ended September 30, 2024. During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and upcoming political contests in the U.S. Despite the conflicting economic and geo-political signals, the S&P 500, the Bloomberg U.S. Aggregate Bond, and the MSCI ACWI indexes reported varying positive returns for the period, +36.3%, +11.6%, and +31.8%, respectively.  In brief, most equities repriced higher due to a surprising level of economic strength and resilient corporate profits, while interest rates declined along with inflation rates, creating a more favorable backdrop for the economy. Stock selection was a positive contributor to relative performance, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations detracted from relative results. The Fund’s cash and currency forwards allocations were also a drag on performance. During the period, stock selection in communication services, energy, and the U.S. helped to drive relative performance. The Fund’s underweight allocation and weaker security selection in information technology hampered relative returns. In South Korea, both an overweight positioning and negative security selection detracted from returns.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THORX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$171.00	1.50%

Thornburg Global Opportunities Fund Tailored Shareholder Report	9/30/24 TH6195

Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class R3	28.47%	14.19%	8.74%
MSCI All Country World Net Total Return USD Index	31.76%	12.19%	9.39%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$1,306.0M
Number of Holdings	37
Annual Portfolio Turnover	14.91%
Total Advisory Fee	$9.3M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.6
Mid Cap ($2.5-12 B)	17.7
Large Cap (>$12 B)	79.8

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Global Opportunities Fund Tailored Shareholder Report

Thornburg Global Opportunities Fund CLASS: R4 TICKER: THOVX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class R4 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class R4 shares underperformed the MSCI All Country World Net Total Return USD Index (the 'Index”) during the 12-month period ended September 30, 2024. During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and upcoming political contests in the U.S. Despite the conflicting economic and geo-political signals, the S&P 500, the Bloomberg U.S. Aggregate Bond, and the MSCI ACWI indexes reported varying positive returns for the period, +36.3%, +11.6%, and +31.8%, respectively.  In brief, most equities repriced higher due to a surprising level of economic strength and resilient corporate profits, while interest rates declined along with inflation rates, creating a more favorable backdrop for the economy. Stock selection was a positive contributor to relative performance, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations detracted from relative results. The Fund’s cash and currency forwards allocations were also a drag on performance. During the period, stock selection in communication services, energy, and the U.S. helped to drive relative performance. The Fund’s underweight allocation and weaker security selection in information technology hampered relative returns. In South Korea, both an overweight positioning and negative security selection detracted from returns.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOVX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$160.00	1.40%

Thornburg Global Opportunities Fund Tailored Shareholder Report	9/30/24 TH6196

Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class R4	28.53%	14.28%	8.84%
MSCI All Country World Net Total Return USD Index	31.76%	12.19%	9.39%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$1,306.0M
Number of Holdings	37
Annual Portfolio Turnover	14.91%
Total Advisory Fee	$9.3M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.6
Mid Cap ($2.5-12 B)	17.7
Large Cap (>$12 B)	79.8

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Global Opportunities Fund Tailored Shareholder Report

Thornburg Global Opportunities Fund CLASS: R5 TICKER: THOFX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class R5 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class R5 shares underperformed the MSCI All Country World Net Total Return USD Index (the 'Index”) during the 12-month period ended September 30, 2024. During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and upcoming political contests in the U.S. Despite the conflicting economic and geo-political signals, the S&P 500, the Bloomberg U.S. Aggregate Bond, and the MSCI ACWI indexes reported varying positive returns for the period, +36.3%, +11.6%, and +31.8%, respectively.  In brief, most equities repriced higher due to a surprising level of economic strength and resilient corporate profits, while interest rates declined along with inflation rates, creating a more favorable backdrop for the economy. Stock selection was a positive contributor to relative performance, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations detracted from relative results. The Fund’s cash and currency forwards allocations were also a drag on performance. During the period, stock selection in communication services, energy, and the U.S. helped to drive relative performance. The Fund’s underweight allocation and weaker security selection in information technology hampered relative returns. In South Korea, both an overweight positioning and negative security selection detracted from returns.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$113.00	0.99%

Thornburg Global Opportunities Fund Tailored Shareholder Report	9/30/24 TH6197

Annual Performance	1 Year	5 Year	10 Year
Global Opportunities Fund Class R5	29.06%	14.74%	9.28%
MSCI All Country World Net Total Return USD Index	31.76%	12.19%	9.39%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$1,306.0M
Number of Holdings	37
Annual Portfolio Turnover	14.91%
Total Advisory Fee	$9.3M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.6
Mid Cap ($2.5-12 B)	17.7
Large Cap (>$12 B)	79.8

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Global Opportunities Fund Tailored Shareholder Report

Thornburg Global Opportunities Fund CLASS: R6 TICKER: THOGX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Global Opportunities Fund Class R6 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class R6 shares underperformed the MSCI All Country World Net Total Return USD Index (the 'Index”) during the 12-month period ended September 30, 2024. During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and upcoming political contests in the U.S. Despite the conflicting economic and geo-political signals, the S&P 500, the Bloomberg U.S. Aggregate Bond, and the MSCI ACWI indexes reported varying positive returns for the period, +36.3%, +11.6%, and +31.8%, respectively.  In brief, most equities repriced higher due to a surprising level of economic strength and resilient corporate profits, while interest rates declined along with inflation rates, creating a more favorable backdrop for the economy. Stock selection was a positive contributor to relative performance, consistent with the Fund’s bottom-up investment approach. Sector and geographic allocations detracted from relative results. The Fund’s cash and currency forwards allocations were also a drag on performance. During the period, stock selection in communication services, energy, and the U.S. helped to drive relative performance. The Fund’s underweight allocation and weaker security selection in information technology hampered relative returns. In South Korea, both an overweight positioning and negative security selection detracted from returns.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgo/THOGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$97.00	0.85%

Thornburg Global Opportunities Fund Tailored Shareholder Report	9/30/24 TH6198

Annual Performance	1 Year	5 Year
Global Opportunities Fund Class R6	29.25%	14.91%
MSCI All Country World Net Total Return USD Index	31.76%	12.19%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$1,306.0M
Number of Holdings	37
Annual Portfolio Turnover	14.91%
Total Advisory Fee	$9.3M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	2.6
Mid Cap ($2.5-12 B)	17.7
Large Cap (>$12 B)	79.8

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg International Equity Fund Tailored Shareholder Report

Thornburg International Equity Fund CLASS: A TICKER: TGVAX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg International Equity Fund Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, non-U.S. equities have posted strong returns but lagged their U.S. counterparts, as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market. Stock selection was a major contributor of the Fund’s outperformance relative to its benchmark, consistent with the Fund’s bottom-up investment approach. Sector allocation was modestly additive to performance while geographic allocation detracted from relative results. The Fund’s cash allocation was a drag on performance. Within industrials and information technology, stock selection bolstered relative returns. Additionally, stock selection in Japan and the U.S. also drove positive relative performance. An underweight positioning and weaker stock selection within financials and India hampered relative returns.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TGVAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$142.00	1.22%

Thornburg International Equity Fund Tailored Shareholder Report	9/30/24 TH6179

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class A (with sales charge)	26.01%	9.55%	6.63%
International Equity Fund Class A (without sales charge)	31.94%	10.57%	7.12%
MSCI All Country World ex USA Net Total Return USD Index	25.35%	7.59%	5.22%
MSCI EAFE Net Total Return USD Index	24.77%	8.20%	5.71%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$2,969.1M
Number of Holdings	56
Annual Portfolio Turnover	45.47%
Total Advisory Fee	$17.2M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	3.5
Large Cap (>$12 B)	96.5

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg International Equity Fund Tailored Shareholder Report

Thornburg International Equity Fund CLASS: C TICKER: THGCX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg International Equity Fund Class C Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class C shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, non-U.S. equities have posted strong returns but lagged their U.S. counterparts, as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market. Stock selection was a major contributor of the Fund’s outperformance relative to its benchmark, consistent with the Fund’s bottom-up investment approach. Sector allocation was modestly additive to performance while geographic allocation detracted from relative results. The Fund’s cash allocation was a drag on performance. Within industrials and information technology, stock selection bolstered relative returns. Additionally, stock selection in Japan and the U.S. also drove positive relative performance. An underweight positioning and weaker stock selection within financials and India hampered relative returns.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/THGCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$244.00	2.11%

Thornburg International Equity Fund Tailored Shareholder Report	9/30/24 TH6180

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class C (with sales charge)	29.76%	9.74%	6.31%
International Equity Fund Class C (without sales charge)	30.76%	9.74%	6.31%
MSCI All Country World ex USA Net Total Return USD Index	25.35%	7.59%	5.22%
MSCI EAFE Net Total Return USD Index	24.77%	8.20%	5.71%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$2,969.1M
Number of Holdings	56
Annual Portfolio Turnover	45.47%
Total Advisory Fee	$17.2M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	3.5
Large Cap (>$12 B)	96.5

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg International Equity Fund Tailored Shareholder Report

Thornburg International Equity Fund CLASS: I TICKER: TGVIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg International Equity Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, non-U.S. equities have posted strong returns but lagged their U.S. counterparts, as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market. Stock selection was a major contributor of the Fund’s outperformance relative to its benchmark, consistent with the Fund’s bottom-up investment approach. Sector allocation was modestly additive to performance while geographic allocation detracted from relative results. The Fund’s cash allocation was a drag on performance. Within industrials and information technology, stock selection bolstered relative returns. Additionally, stock selection in Japan and the U.S. also drove positive relative performance. An underweight positioning and weaker stock selection within financials and India hampered relative returns.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TGVIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108.00	0.93%

Thornburg International Equity Fund Tailored Shareholder Report	9/30/24 TH6181

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class I	32.37%	10.91%	7.47%
MSCI All Country World ex USA Net Total Return USD Index	25.35%	7.59%	5.22%
MSCI EAFE Net Total Return USD Index	24.77%	8.20%	5.71%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$2,969.1M
Number of Holdings	56
Annual Portfolio Turnover	45.47%
Total Advisory Fee	$17.2M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	3.5
Large Cap (>$12 B)	96.5

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg International Equity Fund Tailored Shareholder Report

Thornburg International Equity Fund CLASS: R3 TICKER: TGVRX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg International Equity Fund Class R3 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class R3 shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, non-U.S. equities have posted strong returns but lagged their U.S. counterparts, as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market. Stock selection was a major contributor of the Fund’s outperformance relative to its benchmark, consistent with the Fund’s bottom-up investment approach. Sector allocation was modestly additive to performance while geographic allocation detracted from relative results. The Fund’s cash allocation was a drag on performance. Within industrials and information technology, stock selection bolstered relative returns. Additionally, stock selection in Japan and the U.S. also drove positive relative performance. An underweight positioning and weaker stock selection within financials and India hampered relative returns.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TGVRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$164.00	1.42%

Thornburg International Equity Fund Tailored Shareholder Report	9/30/24 TH6182

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class R3	31.71%	10.36%	6.92%
MSCI All Country World ex USA Net Total Return USD Index	25.35%	7.59%	5.22%
MSCI EAFE Net Total Return USD Index	24.77%	8.20%	5.71%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$2,969.1M
Number of Holdings	56
Annual Portfolio Turnover	45.47%
Total Advisory Fee	$17.2M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	3.5
Large Cap (>$12 B)	96.5

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg International Equity Fund Tailored Shareholder Report

Thornburg International Equity Fund CLASS: R4 TICKER: THVRX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg International Equity Fund Class R4 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class R4 shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024.During the period, non-U.S. equities have posted strong returns but lagged their U.S. counterparts, as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market. Stock selection was a major contributor of the Fund’s outperformance relative to its benchmark, consistent with the Fund’s bottom-up investment approach. Sector allocation was modestly additive to performance while geographic allocation detracted from relative results. The Fund’s cash allocation was a drag on performance.Within industrials and information technology, stock selection bolstered relative returns. Additionally, stock selection in Japan and the U.S. also drove positive relative performance. An underweight positioning and weaker stock selection within financials and India hampered relative returns.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/THVRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$141.00	1.22%

Thornburg International Equity Fund Tailored Shareholder Report	9/30/24 TH6183

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class R4	31.98%	10.58%	7.14%
MSCI All Country World ex USA Net Total Return USD Index	25.35%	7.59%	5.22%
MSCI EAFE Net Total Return USD Index	24.77%	8.20%	5.71%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$2,969.1M
Number of Holdings	56
Annual Portfolio Turnover	45.47%
Total Advisory Fee	$17.2M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	3.5
Large Cap (>$12 B)	96.5

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg International Equity Fund Tailored Shareholder Report

Thornburg International Equity Fund CLASS: R5 TICKER: TIVRX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg International Equity Fund Class R5 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class R5 shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, non-U.S. equities have posted strong returns but lagged their U.S. counterparts, as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market. Stock selection was a major contributor of the Fund’s outperformance relative to its benchmark, consistent with the Fund’s bottom-up investment approach. Sector allocation was modestly additive to performance while geographic allocation detracted from relative results. The Fund’s cash allocation was a drag on performance. Within industrials and information technology, stock selection bolstered relative returns. Additionally, stock selection in Japan and the U.S. also drove positive relative performance. An underweight positioning and weaker stock selection within financials and India hampered relative returns.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TIVRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$111.00	0.96%

Thornburg International Equity Fund Tailored Shareholder Report	9/30/24 TH6184

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class R5	32.29%	10.86%	7.42%
MSCI All Country World ex USA Net Total Return USD Index	25.35%	7.59%	5.22%
MSCI EAFE Net Total Return USD Index	24.77%	8.20%	5.71%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$2,969.1M
Number of Holdings	56
Annual Portfolio Turnover	45.47%
Total Advisory Fee	$17.2M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	3.5
Large Cap (>$12 B)	96.5

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg International Equity Fund Tailored Shareholder Report

Thornburg International Equity Fund CLASS: R6 TICKER: TGIRX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg International Equity Fund Class R6 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class R6 shares outperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, non-U.S. equities have posted strong returns but lagged their U.S. counterparts, as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market. Stock selection was a major contributor of the Fund’s outperformance relative to its benchmark, consistent with the Fund’s bottom-up investment approach. Sector allocation was modestly additive to performance while geographic allocation detracted from relative results. The Fund’s cash allocation was a drag on performance. Within industrials and information technology, stock selection bolstered relative returns. Additionally, stock selection in Japan and the U.S. also drove positive relative performance. An underweight positioning and weaker stock selection within financials and India hampered relative returns.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fiv/TGIRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$89.00	0.76%

Thornburg International Equity Fund Tailored Shareholder Report	9/30/24 TH6185

Annual Performance	1 Year	5 Year	10 Year
International Equity Fund Class R6	32.58%	11.09%	7.64%
MSCI All Country World ex USA Net Total Return USD Index	25.35%	7.59%	5.22%
MSCI EAFE Net Total Return USD Index	24.77%	8.20%	5.71%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$2,969.1M
Number of Holdings	56
Annual Portfolio Turnover	45.47%
Total Advisory Fee	$17.2M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.0
Mid Cap ($2.5-12 B)	3.5
Large Cap (>$12 B)	96.5

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Better World International Fund Tailored Shareholder Report

Thornburg Better World International Fund CLASS: A TICKER: TBWAX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Better World International Fund Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares underperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, non-U.S. equities posted strong returns but lagged their U.S. counterparts, as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market. Stock selection contributed positively to Fund performance relative to the Index over the period, aligning with the Fund’s focus on bottom-up security selection. Detractors from relative performance included sector and region/country allocations. Currency effects on the Fund’s performance were negative during the period. Within industrials, stock selection and a zero-weight positioning to energy contributed positively to relative results. However, stock selection in financials and consumer discretionary detracted from relative returns. From a geographic perspective, stock selection in Japan, the U.S., and Germany bolstered relative returns. The Fund’s stock selection in China, as well as an underweight positioning in Taiwan, were the largest detractors.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fbwi/TBWAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$159.00	1.44%

Thornburg Better World International Fund Tailored Shareholder Report	9/30/24 TH6211

Annual Performance	1 Year	5 Year
Better World International Fund Class A (with sales charge)	15.81%	10.93%
Better World International Fund Class A (without sales charge)	21.27%	11.97%
MSCI All Country World ex USA Net Total Return USD Index	25.35%	7.59%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$570.1M
Number of Holdings	57
Annual Portfolio Turnover	60.57%
Total Advisory Fee	$4.7M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.9
Mid Cap ($2.5-12 B)	14.4
Large Cap (>$12 B)	84.7

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Better World International Fund Tailored Shareholder Report

Thornburg Better World International Fund CLASS: C TICKER: TBWCX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Better World International Fund Class C Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class C shares underperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, non-U.S. equities posted strong returns but lagged their U.S. counterparts, as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market. Stock selection contributed positively to Fund performance relative to the Index over the period, aligning with the Fund’s focus on bottom-up security selection. Detractors from relative performance included sector and region/country allocations. Currency effects on the Fund’s performance were negative during the period. Within industrials, stock selection and a zero-weight positioning to energy contributed positively to relative results. However, stock selection in financials and consumer discretionary detracted from relative returns. From a geographic perspective, stock selection in Japan, the U.S., and Germany bolstered relative returns. The Fund’s stock selection in China, as well as an underweight positioning in Taiwan, were the largest detractors.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fbwi/TBWCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$241.00	2.19%

Thornburg Better World International Fund Tailored Shareholder Report	9/30/24 TH6212

Annual Performance	1 Year	5 Year
Better World International Fund Class C (with sales charge)	19.42%	11.19%
Better World International Fund Class C (without sales charge)	20.42%	11.19%
MSCI All Country World ex USA Net Total Return USD Index	25.35%	7.59%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$570.1M
Number of Holdings	57
Annual Portfolio Turnover	60.57%
Total Advisory Fee	$4.7M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.9
Mid Cap ($2.5-12 B)	14.4
Large Cap (>$12 B)	84.7

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Better World International Fund Tailored Shareholder Report

Thornburg Better World International Fund CLASS: I TICKER: TBWIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Better World International Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares underperformed the MSCI All Country World ex USA Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, non-U.S. equities posted strong returns but lagged their U.S. counterparts, as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market. Stock selection contributed positively to Fund performance relative to the Index over the period, aligning with the Fund’s focus on bottom-up security selection. Detractors from relative performance included sector and region/country allocations. Currency effects on the Fund’s performance were negative during the period. Within industrials, stock selection and a zero-weight positioning to energy contributed positively to relative results. However, stock selection in financials and consumer discretionary detracted from relative returns. From a geographic perspective, stock selection in Japan, the U.S., and Germany bolstered relative returns. The Fund’s stock selection in China, as well as an underweight positioning in Taiwan, were the largest detractors.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fbwi/TBWIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100.00	0.90%

Thornburg Better World International Fund Tailored Shareholder Report	9/30/24 TH6213

Annual Performance	1 Year	5 Year
Better World International Fund Class I	21.90%	12.62%
MSCI All Country World ex USA Net Total Return USD Index	25.35%	7.59%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$570.1M
Number of Holdings	57
Annual Portfolio Turnover	60.57%
Total Advisory Fee	$4.7M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	0.9
Mid Cap ($2.5-12 B)	14.4
Large Cap (>$12 B)	84.7

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg International Growth Fund Tailored Shareholder Report

Thornburg International Growth Fund CLASS: A TICKER: TIGAX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg International Growth Fund Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares underperformed the MSCI All Country World ex USA Growth Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, non-U.S. equities have posted strong returns but lagged their U.S. counterparts, as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market. The Fund’s underperformance relative to the Index was primarily driven by portfolio allocations across sectors and countries. However, strong stock selection added to relative results, consistent with the Fund’s bottom-up investment process. The Fund’s cash allocation was a drag on performance. Within information technology and consumer services, both stock selection and general positioning versus the Index bolstered relative returns. Security selection within South Korea and Brazil also contributed to relative returns. The Fund’s overweight exposure to consumer staples and the UK were detractors from relative performance as both underperformed other sectors and countries, respectively.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TIGAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI All Country World ex USA Net Total Return USD Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the MSCI All Country World ex USA Growth Net Total Return USD Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$154.00	1.37%

Thornburg International Growth Fund Tailored Shareholder Report	9/30/24 TH6199

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class A (with sales charge)	20.13%	5.68%	5.31%
International Growth Fund Class A (without sales charge)	25.81%	6.65%	5.80%
MSCI All Country World ex USA Growth Net Total Return USD Index	26.75%	7.09%	5.97%
MSCI All Country World ex USA Net Total Return USD Index	25.35%	7.59%	5.22%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$881.6M
Number of Holdings	46
Annual Portfolio Turnover	44.57%
Total Advisory Fee	$7.3M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.7
Mid Cap ($2.5-12 B)	14.0
Large Cap (>$12 B)	82.3

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg International Growth Fund Tailored Shareholder Report

Thornburg International Growth Fund CLASS: C TICKER: TIGCX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg International Growth Fund Class C Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class C shares underperformed the MSCI All Country World ex USA Growth Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, non-U.S. equities have posted strong returns but lagged their U.S. counterparts, as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market. The Fund’s underperformance relative to the Index was primarily driven by portfolio allocations across sectors and countries. However, strong stock selection added to relative results, consistent with the Fund’s bottom-up investment process. The Fund’s cash allocation was a drag on performance. Within information technology and consumer services, both stock selection and general positioning versus the Index bolstered relative returns. Security selection within South Korea and Brazil also contributed to relative returns. The Fund’s overweight exposure to consumer staples and the UK were detractors from relative performance as both underperformed other sectors and countries, respectively.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TIGCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI All Country World ex USA Net Total Return USD Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the MSCI All Country World ex USA Growth Net Total Return USD Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$265.00	2.36%

Thornburg International Growth Fund Tailored Shareholder Report	9/30/24 TH6200

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class C (with sales charge)	23.61%	5.73%	4.94%
International Growth Fund Class C (without sales charge)	24.61%	5.73%	4.94%
MSCI All Country World ex USA Growth Net Total Return USD Index	26.75%	7.09%	5.97%
MSCI All Country World ex USA Net Total Return USD Index	25.35%	7.59%	5.22%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$881.6M
Number of Holdings	46
Annual Portfolio Turnover	44.57%
Total Advisory Fee	$7.3M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.7
Mid Cap ($2.5-12 B)	14.0
Large Cap (>$12 B)	82.3

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg International Growth Fund Tailored Shareholder Report

Thornburg International Growth Fund CLASS: I TICKER: TINGX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg International Growth Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares underperformed the MSCI All Country World ex USA Growth Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, non-U.S. equities have posted strong returns but lagged their U.S. counterparts, as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market. The Fund’s underperformance relative to the Index was primarily driven by portfolio allocations across sectors and countries. However, strong stock selection added to relative results, consistent with the Fund’s bottom-up investment process. The Fund’s cash allocation was a drag on performance. Within information technology and consumer services, both stock selection and general positioning versus the Index bolstered relative returns. Security selection within South Korea and Brazil also contributed to relative returns. The Fund’s overweight exposure to consumer staples and the UK were detractors from relative performance as both underperformed other sectors and countries, respectively.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TINGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI All Country World ex USA Net Total Return USD Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the MSCI All Country World ex USA Growth Net Total Return USD Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$112.00	0.99%

Thornburg International Growth Fund Tailored Shareholder Report	9/30/24 TH6201

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class I	26.30%	7.02%	6.18%
MSCI All Country World ex USA Growth Net Total Return USD Index	26.75%	7.09%	5.97%
MSCI All Country World ex USA Net Total Return USD Index	25.35%	7.59%	5.22%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$881.6M
Number of Holdings	46
Annual Portfolio Turnover	44.57%
Total Advisory Fee	$7.3M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.7
Mid Cap ($2.5-12 B)	14.0
Large Cap (>$12 B)	82.3

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg International Growth Fund Tailored Shareholder Report

Thornburg International Growth Fund CLASS: R3 TICKER: TIGVX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg International Growth Fund Class R3 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class R3 shares underperformed the MSCI All Country World ex USA Growth Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, non-U.S. equities have posted strong returns but lagged their U.S. counterparts, as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market. The Fund’s underperformance relative to the Index was primarily driven by portfolio allocations across sectors and countries. However, strong stock selection added to relative results, consistent with the Fund’s bottom-up investment process. The Fund’s cash allocation was a drag on performance. Within information technology and consumer services, both stock selection and general positioning versus the Index bolstered relative returns. Security selection within South Korea and Brazil also contributed to relative returns. The Fund’s overweight exposure to consumer staples and the UK were detractors from relative performance as both underperformed other sectors and countries, respectively.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TIGVX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI All Country World ex USA Net Total Return USD Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the MSCI All Country World ex USA Growth Net Total Return USD Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$169.00	1.50%

Thornburg International Growth Fund Tailored Shareholder Report	9/30/24 TH6202

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class R3	25.63%	6.48%	5.65%
MSCI All Country World ex USA Growth Net Total Return USD Index	26.75%	7.09%	5.97%
MSCI All Country World ex USA Net Total Return USD Index	25.35%	7.59%	5.22%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$881.6M
Number of Holdings	46
Annual Portfolio Turnover	44.57%
Total Advisory Fee	$7.3M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.7
Mid Cap ($2.5-12 B)	14.0
Large Cap (>$12 B)	82.3

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg International Growth Fund Tailored Shareholder Report

Thornburg International Growth Fund CLASS: R4 TICKER: TINVX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg International Growth Fund Class R4 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class R4 shares underperformed the MSCI All Country World ex USA Growth Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, non-U.S. equities have posted strong returns but lagged their U.S. counterparts, as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market. The Fund’s underperformance relative to the Index was primarily driven by portfolio allocations across sectors and countries. However, strong stock selection added to relative results, consistent with the Fund’s bottom-up investment process. The Fund’s cash allocation was a drag on performance. Within information technology and consumer services, both stock selection and general positioning versus the Index bolstered relative returns. Security selection within South Korea and Brazil also contributed to relative returns. The Fund’s overweight exposure to consumer staples and the UK were detractors from relative performance as both underperformed other sectors and countries, respectively.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TINVX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI All Country World ex USA Net Total Return USD Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the MSCI All Country World ex USA Growth Net Total Return USD Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$158.00	1.40%

Thornburg International Growth Fund Tailored Shareholder Report	9/30/24 TH6203

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class R4	25.77%	6.58%	5.75%
MSCI All Country World ex USA Growth Net Total Return USD Index	26.75%	7.09%	5.97%
MSCI All Country World ex USA Net Total Return USD Index	25.35%	7.59%	5.22%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$881.6M
Number of Holdings	46
Annual Portfolio Turnover	44.57%
Total Advisory Fee	$7.3M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.7
Mid Cap ($2.5-12 B)	14.0
Large Cap (>$12 B)	82.3

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg International Growth Fund Tailored Shareholder Report

Thornburg International Growth Fund CLASS: R5 TICKER: TINFX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg International Growth Fund Class R5 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class R5 shares underperformed the MSCI All Country World ex USA Growth Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, non-U.S. equities have posted strong returns but lagged their U.S. counterparts, as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market. The Fund’s underperformance relative to the Index was primarily driven by portfolio allocations across sectors and countries. However, strong stock selection added to relative results, consistent with the Fund’s bottom-up investment process. The Fund’s cash allocation was a drag on performance. Within information technology and consumer services, both stock selection and general positioning versus the Index bolstered relative returns. Security selection within South Korea and Brazil also contributed to relative returns. The Fund’s overweight exposure to consumer staples and the UK were detractors from relative performance as both underperformed other sectors and countries, respectively.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/TINFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI All Country World ex USA Net Total Return USD Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the MSCI All Country World ex USA Growth Net Total Return USD Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$112.00	0.99%

Thornburg International Growth Fund Tailored Shareholder Report	9/30/24 TH6204

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class R5	26.24%	7.01%	6.18%
MSCI All Country World ex USA Growth Net Total Return USD Index	26.75%	7.09%	5.97%
MSCI All Country World ex USA Net Total Return USD Index	25.35%	7.59%	5.22%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$881.6M
Number of Holdings	46
Annual Portfolio Turnover	44.57%
Total Advisory Fee	$7.3M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.7
Mid Cap ($2.5-12 B)	14.0
Large Cap (>$12 B)	82.3

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg International Growth Fund Tailored Shareholder Report

Thornburg International Growth Fund CLASS: R6 TICKER: THGIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg International Growth Fund Class R6 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class R6 shares underperformed the MSCI All Country World ex USA Growth Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, non-U.S. equities have posted strong returns but lagged their U.S. counterparts, as U.S. mega-cap and artificial intelligence beneficiaries have continued to lead the market. The Fund’s underperformance relative to the Index was primarily driven by portfolio allocations across sectors and countries. However, strong stock selection added to relative results, consistent with the Fund’s bottom-up investment process. The Fund’s cash allocation was a drag on performance. Within information technology and consumer services, both stock selection and general positioning versus the Index bolstered relative returns. Security selection within South Korea and Brazil also contributed to relative returns. The Fund’s overweight exposure to consumer staples and the UK were detractors from relative performance as both underperformed other sectors and countries, respectively.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fig/THGIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI All Country World ex USA Net Total Return USD Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the MSCI All Country World ex USA Growth Net Total Return USD Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$101.00	0.89%

Thornburg International Growth Fund Tailored Shareholder Report	9/30/24 TH6205

Annual Performance	1 Year	5 Year	10 Year
International Growth Fund Class R6	26.39%	7.12%	6.29%
MSCI All Country World ex USA Growth Net Total Return USD Index	26.75%	7.09%	5.97%
MSCI All Country World ex USA Net Total Return USD Index	25.35%	7.59%	5.22%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$881.6M
Number of Holdings	46
Annual Portfolio Turnover	44.57%
Total Advisory Fee	$7.3M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.7
Mid Cap ($2.5-12 B)	14.0
Large Cap (>$12 B)	82.3

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Developing World Fund Tailored Shareholder Report

Thornburg Developing World Fund CLASS: A TICKER: THDAX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Developing World Fund Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares underperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, emerging market equities have posted strong returns but lagged their developed world counterparts. Much of emerging market underperformance was driven by China, where concerns around the real estate market, a weaker-than-expected recovery from COVID-19, and broadly slower economic growth weighed on sentiment. The Fund’s underperformance was primarily driven by weaker security selection as well as the Fund’s sector and country positioning. The currency effect on the Fund’s performance was modestly positive. Positive contributors included stock selection within the consumer staples, information technology and real estate sectors as well as an underweight allocation to materials. Stock selection in consumer discretionary and industrials hampered relative performance. On a geographic basis, positive stock selection in India and South Korea bolstered relative returns while weaker stock selection in China and Brazil were negative contributors to relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fdw/THDAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$161.00	1.47%

Thornburg Developing World Fund Tailored Shareholder Report	9/30/24 TH6206

Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class A (with sales charge)	13.01%	2.20%	2.22%
Developing World Fund Class A (without sales charge)	18.35%	3.14%	2.69%
MSCI Emerging Markets Net Total Return USD Index	26.05%	5.75%	4.02%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$674.8M
Number of Holdings	65
Annual Portfolio Turnover	90.88%
Total Advisory Fee	$7.2M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	5.7
Mid Cap ($2.5-12 B)	21.7
Large Cap (>$12 B)	72.6

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Developing World Fund Tailored Shareholder Report

Thornburg Developing World Fund CLASS: C TICKER: THDCX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Developing World Fund Class C Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class C shares underperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, emerging market equities have posted strong returns but lagged their developed world counterparts. Much of emerging market underperformance was driven by China, where concerns around the real estate market, a weaker-than-expected recovery from COVID-19, and broadly slower economic growth weighed on sentiment. The Fund’s underperformance was primarily driven by weaker security selection as well as the Fund’s sector and country positioning. The currency effect on the Fund’s performance was modestly positive. Positive contributors included stock selection within the consumer staples, information technology and real estate sectors as well as an underweight allocation to materials. Stock selection in consumer discretionary and industrials hampered relative performance. On a geographic basis, positive stock selection in India and South Korea bolstered relative returns while weaker stock selection in China and Brazil were negative contributors to relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fdw/THDCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$253.00	2.33%

Thornburg Developing World Fund Tailored Shareholder Report	9/30/24 TH6207

Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class C (with sales charge)	16.31%	2.31%	1.89%
Developing World Fund Class C (without sales charge)	17.31%	2.31%	1.89%
MSCI Emerging Markets Net Total Return USD Index	26.05%	5.75%	4.02%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$674.8M
Number of Holdings	65
Annual Portfolio Turnover	90.88%
Total Advisory Fee	$7.2M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	5.7
Mid Cap ($2.5-12 B)	21.7
Large Cap (>$12 B)	72.6

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Developing World Fund Tailored Shareholder Report

Thornburg Developing World Fund CLASS: I TICKER: THDIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Developing World Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares underperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, emerging market equities have posted strong returns but lagged their developed world counterparts. Much of emerging market underperformance was driven by China, where concerns around the real estate market, a weaker-than-expected recovery from COVID-19, and broadly slower economic growth weighed on sentiment. The Fund’s underperformance was primarily driven by weaker security selection as well as the Fund’s sector and country positioning. The currency effect on the Fund’s performance was modestly positive. Positive contributors included stock selection within the consumer staples, information technology and real estate sectors as well as an underweight allocation to materials. Stock selection in consumer discretionary and industrials hampered relative performance. On a geographic basis, positive stock selection in India and South Korea bolstered relative returns while weaker stock selection in China and Brazil were negative contributors to relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fdw/THDIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$114.00	1.04%

Thornburg Developing World Fund Tailored Shareholder Report	9/30/24 TH6208

Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class I	18.92%	3.54%	3.11%
MSCI Emerging Markets Net Total Return USD Index	26.05%	5.75%	4.02%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$674.8M
Number of Holdings	65
Annual Portfolio Turnover	90.88%
Total Advisory Fee	$7.2M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	5.7
Mid Cap ($2.5-12 B)	21.7
Large Cap (>$12 B)	72.6

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Developing World Fund Tailored Shareholder Report

Thornburg Developing World Fund CLASS: R5 TICKER: THDRX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Developing World Fund Class R5 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class R5 shares underperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, emerging market equities have posted strong returns but lagged their developed world counterparts. Much of emerging market underperformance was driven by China, where concerns around the real estate market, a weaker-than-expected recovery from COVID-19, and broadly slower economic growth weighed on sentiment. The Fund’s underperformance was primarily driven by weaker security selection as well as the Fund’s sector and country positioning. The currency effect on the Fund’s performance was modestly positive. Positive contributors included stock selection within the consumer staples, information technology and real estate sectors as well as an underweight allocation to materials. Stock selection in consumer discretionary and industrials hampered relative performance. On a geographic basis, positive stock selection in India and South Korea bolstered relative returns while weaker stock selection in China and Brazil were negative contributors to relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fdw/THDRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$114.00	1.04%

Thornburg Developing World Fund Tailored Shareholder Report	9/30/24 TH6209

Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class R5	18.88%	3.55%	3.11%
MSCI Emerging Markets Net Total Return USD Index	26.05%	5.75%	4.02%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$674.8M
Number of Holdings	65
Annual Portfolio Turnover	90.88%
Total Advisory Fee	$7.2M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	5.7
Mid Cap ($2.5-12 B)	21.7
Large Cap (>$12 B)	72.6

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Developing World Fund Tailored Shareholder Report

Thornburg Developing World Fund CLASS: R6 TICKER: TDWRX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Developing World Fund Class R6 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class R6 shares underperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the 12-month period ended September 30, 2024. During the period, emerging market equities have posted strong returns but lagged their developed world counterparts. Much of emerging market underperformance was driven by China, where concerns around the real estate market, a weaker-than-expected recovery from COVID-19, and broadly slower economic growth weighed on sentiment. The Fund’s underperformance was primarily driven by weaker security selection as well as the Fund’s sector and country positioning. The currency effect on the Fund’s performance was modestly positive. Positive contributors included stock selection within the consumer staples, information technology and real estate sectors as well as an underweight allocation to materials. Stock selection in consumer discretionary and industrials hampered relative performance. On a geographic basis, positive stock selection in India and South Korea bolstered relative returns while weaker stock selection in China and Brazil were negative contributors to relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fdw/TDWRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$103.00	0.94%

Thornburg Developing World Fund Tailored Shareholder Report	9/30/24 TH6210

Annual Performance	1 Year	5 Year	10 Year
Developing World Fund Class R6	19.04%	3.65%	3.21%
MSCI Emerging Markets Net Total Return USD Index	26.05%	5.75%	4.02%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$674.8M
Number of Holdings	65
Annual Portfolio Turnover	90.88%
Total Advisory Fee	$7.2M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	5.7
Mid Cap ($2.5-12 B)	21.7
Large Cap (>$12 B)	72.6

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Small/Mid Cap Core Fund Tailored Shareholder Report

Thornburg Small/Mid Cap Core Fund CLASS: A TICKER: TVAFX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Small/Mid Cap Core Fund Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares outperformed the Russell 2500 Index – Total Return (the “Index”) during the 12-month period ended September 30, 2024. Stock selection was the primary driver of the Fund’s relative outperformance. The Fund’s stock selection in the industrials and consumer discretionary sectors had a positive impact on performance relative to the Index during the period. Stock selection in and underweight allocations to health care and financials detracted from relative results. Returns of larger mid-cap companies outpaced smaller-cap companies within the Index during the period. Stock selection was a negative contributor to performance within the mid-cap (those ranging from approximately $2.5 - $12 billion market capitalization) and large-cap portions (those over approximately $12 billion market capitalization) of the Fund’s portfolio during the period. However, an overweight positioning in the Fund to larger stocks within the Index’s universe positively impacted the Fund’s performance relative to the Index for the period. Stock selection, as well as an underweight positioning to the smaller-cap segment of the universe, contributed positively to relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVAFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$156.00	1.38%

Thornburg Small/Mid Cap Core Fund Tailored Shareholder Report	9/30/24 TH6173

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Core Fund Class A (with sales charge)	21.42%	6.87%	7.76%
Small/Mid Cap Core Fund Class A (without sales charge)	27.14%	7.86%	8.26%
Russell 2500 Index - Total Return	26.17%	10.43%	9.50%
Russell 3000 Index - Total Return	35.19%	15.26%	12.83%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$559.8M
Number of Holdings	49
Annual Portfolio Turnover	32.79%
Total Advisory Fee	$4.6M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	9.0
Mid Cap ($2.5-12 B)	52.2
Large Cap (>$12 B)	38.8

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Small/Mid Cap Core Fund Tailored Shareholder Report

Thornburg Small/Mid Cap Core Fund CLASS: C TICKER: TVCFX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Small/Mid Cap Core Fund Class C Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class C shares underperformed the Russell 2500 Index – Total Return (the “Index”) during the 12-month period ended September 30, 2024. The Fund’s stock selection in the industrials and consumer discretionary sectors had a positive impact on performance relative to the Index during the period. Stock selection in and underweight allocations to health care and financials detracted from relative results. Returns of larger mid-cap companies outpaced smaller-cap companies within the Index during the period. Stock selection was a negative contributor to performance within the mid-cap (those ranging from approximately $2.5 - $12 billion market capitalization) and large-cap portions (those over approximately $12 billion market capitalization) of the Fund’s portfolio during the period. However, an overweight positioning in the Fund to larger stocks within the Index’s universe positively impacted the Fund’s performance relative to the Index for the period. Stock selection, as well as an underweight positioning to the smaller-cap segment of the universe, contributed positively to relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVCFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$264.00	2.34%

Thornburg Small/Mid Cap Core Fund Tailored Shareholder Report	9/30/24 TH6174

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Core Fund Class C (with sales charge)	24.90%	6.89%	7.35%
Small/Mid Cap Core Fund Class C (without sales charge)	25.90%	6.89%	7.35%
Russell 2500 Index - Total Return	26.17%	10.43%	9.50%
Russell 3000 Index - Total Return	35.19%	15.26%	12.83%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$559.8M
Number of Holdings	49
Annual Portfolio Turnover	32.79%
Total Advisory Fee	$4.6M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	9.0
Mid Cap ($2.5-12 B)	52.2
Large Cap (>$12 B)	38.8

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Small/Mid Cap Core Fund Tailored Shareholder Report

Thornburg Small/Mid Cap Core Fund CLASS: I TICKER: TVIFX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Small/Mid Cap Core Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares outperformed the Russell 2500 Index – Total Return (the “Index”) during the 12-month period ended September 30, 2024. Stock selection was the primary driver of the Fund’s relative outperformance. The Fund’s stock selection in the industrials and consumer discretionary sectors had a positive impact on performance relative to the Index during the period. Stock selection in and underweight allocations to health care and financials detracted from relative results. Returns of larger mid-cap companies outpaced smaller-cap companies within the Index during the period. Stock selection was a negative contributor to performance within the mid-cap (those ranging from approximately $2.5 - $12 billion market capitalization) and large-cap portions (those over approximately $12 billion market capitalization) of the Fund’s portfolio during the period. However, an overweight positioning in the Fund to larger stocks within the Index’s universe positively impacted the Fund’s performance relative to the Index for the period. Stock selection, as well as an underweight positioning to the smaller-cap segment of the universe, contributed positively to relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVIFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108.00	0.95%

Thornburg Small/Mid Cap Core Fund Tailored Shareholder Report	9/30/24 TH6175

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Core Fund Class I	27.69%	8.27%	8.67%
Russell 2500 Index - Total Return	26.17%	10.43%	9.50%
Russell 3000 Index - Total Return	35.19%	15.26%	12.83%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$559.8M
Number of Holdings	49
Annual Portfolio Turnover	32.79%
Total Advisory Fee	$4.6M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	9.0
Mid Cap ($2.5-12 B)	52.2
Large Cap (>$12 B)	38.8

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Small/Mid Cap Core Fund Tailored Shareholder Report

Thornburg Small/Mid Cap Core Fund CLASS: R3 TICKER: TVRFX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Small/Mid Cap Core Fund Class R3 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class R3 shares outperformed the Russell 2500 Index – Total Return (the “Index”) during the 12-month period ended September 30, 2024. Stock selection was the primary driver of the Fund’s relative outperformance. The Fund’s stock selection in the industrials and consumer discretionary sectors had a positive impact on performance relative to the Index during the period. Stock selection in and underweight allocations to health care and financials detracted from relative results. Returns of larger mid-cap companies outpaced smaller-cap companies within the Index during the period. Stock selection was a negative contributor to performance within the mid-cap (those ranging from approximately $2.5 - $12 billion market capitalization) and large-cap portions (those over approximately $12 billion market capitalization) of the Fund’s portfolio during the period. However, an overweight positioning in the Fund to larger stocks within the Index’s universe positively impacted the Fund’s performance relative to the Index for the period. Stock selection, as well as an underweight positioning to the smaller-cap segment of the universe, contributed positively to relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVRFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$149.00	1.31%

Thornburg Small/Mid Cap Core Fund Tailored Shareholder Report	9/30/24 TH6176

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Core Fund Class R3	27.22%	7.88%	8.28%
Russell 2500 Index - Total Return	26.17%	10.43%	9.50%
Russell 3000 Index - Total Return	35.19%	15.26%	12.83%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$559.8M
Number of Holdings	49
Annual Portfolio Turnover	32.79%
Total Advisory Fee	$4.6M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	9.0
Mid Cap ($2.5-12 B)	52.2
Large Cap (>$12 B)	38.8

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Small/Mid Cap Core Fund Tailored Shareholder Report

Thornburg Small/Mid Cap Core Fund CLASS: R4 TICKER: TVIRX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Small/Mid Cap Core Fund Class R4 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class R4 shares outperformed the Russell 2500 Index – Total Return (the “Index”) during the 12-month period ended September 30, 2024. Stock selection was the primary driver of the Fund’s relative outperformance. The Fund’s stock selection in the industrials and consumer discretionary sectors had a positive impact on performance relative to the Index during the period. Stock selection in and underweight allocations to health care and financials detracted from relative results. Returns of larger mid-cap companies outpaced smaller-cap companies within the Index during the period. Stock selection was a negative contributor to performance within the mid-cap (those ranging from approximately $2.5 - $12 billion market capitalization) and large-cap portions (those over approximately $12 billion market capitalization) of the Fund’s portfolio during the period. However, an overweight positioning in the Fund to larger stocks within the Index’s universe positively impacted the Fund’s performance relative to the Index for the period. Stock selection, as well as an underweight positioning to the smaller-cap segment of the universe, contributed positively to relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVIRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$138.00	1.21%

Thornburg Small/Mid Cap Core Fund Tailored Shareholder Report	9/30/24 TH6177

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Core Fund Class R4	27.36%	7.99%	8.38%
Russell 2500 Index - Total Return	26.17%	10.43%	9.50%
Russell 3000 Index - Total Return	35.19%	15.26%	12.83%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$559.8M
Number of Holdings	49
Annual Portfolio Turnover	32.79%
Total Advisory Fee	$4.6M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	9.0
Mid Cap ($2.5-12 B)	52.2
Large Cap (>$12 B)	38.8

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Small/Mid Cap Core Fund Tailored Shareholder Report

Thornburg Small/Mid Cap Core Fund CLASS: R5 TICKER: TVRRX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Small/Mid Cap Core Fund Class R5 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class R5 shares outperformed the Russell 2500 Index – Total Return (the “Index”) during the 12-month period ended September 30, 2024. Stock selection was the primary driver of the Fund’s relative outperformance. The Fund’s stock selection in the industrials and consumer discretionary sectors had a positive impact on performance relative to the Index during the period. Stock selection in and underweight allocations to health care and financials detracted from relative results. Returns of larger mid-cap companies outpaced smaller-cap companies within the Index during the period. Stock selection was a negative contributor to performance within the mid-cap (those ranging from approximately $2.5 - $12 billion market capitalization) and large-cap portions (those over approximately $12 billion market capitalization) of the Fund’s portfolio during the period. However, an overweight positioning in the Fund to larger stocks within the Index’s universe positively impacted the Fund’s performance relative to the Index for the period. Stock selection, as well as an underweight positioning to the smaller-cap segment of the universe, contributed positively to relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fv/TVRRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$108.00	0.95%

Thornburg Small/Mid Cap Core Fund Tailored Shareholder Report	9/30/24 TH6178

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Core Fund Class R5	27.68%	8.27%	8.66%
Russell 2500 Index - Total Return	26.17%	10.43%	9.50%
Russell 3000 Index - Total Return	35.19%	15.26%	12.83%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$559.8M
Number of Holdings	49
Annual Portfolio Turnover	32.79%
Total Advisory Fee	$4.6M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	9.0
Mid Cap ($2.5-12 B)	52.2
Large Cap (>$12 B)	38.8

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Small/Mid Cap Growth Fund Tailored Shareholder Report

Thornburg Small/Mid Cap Growth Fund CLASS: A TICKER: THCGX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Small/Mid Cap Growth Fund Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares underperformed the Russell 2500 Growth Index - Total Return (the “Index”) during the 12-month period ended September 30, 2024. The Fund’s stock selection in the information technology and energy sectors had a positive impact on performance relative to the Index during the period. Stock selection in and underweight allocations to health care and consumer discretionary stocks detracted from relative results. Returns of mid-cap companies outpaced small-cap companies within the Index during the period. Stock selection was the primary detractor from performance within the mid-cap (those ranging from approximately $2.5 - $12 billion market capitalization) portion of the Fund’s portfolio. However, an underweight positioning in the Fund to smaller stocks (those under approximately $2.5 billion market capitalization) and an overweight positioning to larger stocks (those over approximately $12 billion market capitalization) within the Index’s universe had positive impacts on the Fund’s performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/THCGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$160.00	1.42%

Thornburg Small/Mid Cap Growth Fund Tailored Shareholder Report	9/30/24 TH6186

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Growth Fund Class A (with sales charge)	18.92%	5.15%	6.71%
Small/Mid Cap Growth Fund Class A (without sales charge)	24.51%	6.12%	7.20%
Russell 2500 Growth Index - Total Return	25.20%	9.75%	9.98%
Russell 3000 Index - Total Return	35.19%	15.26%	12.83%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$275.6M
Number of Holdings	47
Annual Portfolio Turnover	32.58%
Total Advisory Fee	$2.3M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.1
Mid Cap ($2.5-12 B)	52.2
Large Cap (>$12 B)	44.7

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Small/Mid Cap Growth Fund Tailored Shareholder Report

Thornburg Small/Mid Cap Growth Fund CLASS: C TICKER: TCGCX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Small/Mid Cap Growth Fund Class C Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class C shares underperformed the Russell 2500 Growth Index - Total Return (the “Index”) during the 12-month period ended September 30, 2024. The Fund’s stock selection in the information technology and energy sectors had a positive impact on performance relative to the Index during the period. Stock selection in and underweight allocations to health care and consumer discretionary stocks detracted from relative results. Returns of mid-cap companies outpaced small-cap companies within the Index during the period. Stock selection was the primary detractor from performance within the mid-cap (those ranging from approximately $2.5 - $12 billion market capitalization) portion of the Fund’s portfolio. However, an underweight positioning in the Fund to smaller stocks (those under approximately $2.5 billion market capitalization) and an overweight positioning to larger stocks (those over approximately $12 billion market capitalization) within the Index’s universe had positive impacts on the Fund’s performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/TCGCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$261.00	2.34%

Thornburg Small/Mid Cap Growth Fund Tailored Shareholder Report	9/30/24 TH6187

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Growth Fund Class C (with sales charge)	22.35%	5.22%	6.32%
Small/Mid Cap Growth Fund Class C (without sales charge)	23.35%	5.22%	6.32%
Russell 2500 Growth Index - Total Return	25.20%	9.75%	9.98%
Russell 3000 Index - Total Return	35.19%	15.26%	12.83%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$275.6M
Number of Holdings	47
Annual Portfolio Turnover	32.58%
Total Advisory Fee	$2.3M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.1
Mid Cap ($2.5-12 B)	52.2
Large Cap (>$12 B)	44.7

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Small/Mid Cap Growth Fund Tailored Shareholder Report

Thornburg Small/Mid Cap Growth Fund CLASS: I TICKER: THIGX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Small/Mid Cap Growth Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares underperformed the Russell 2500 Growth Index - Total Return (the “Index”) during the 12-month period ended September 30, 2024. The Fund’s stock selection in the information technology and energy sectors had a positive impact on performance relative to the Index during the period. Stock selection in and underweight allocations to health care and consumer discretionary stocks detracted from relative results. Returns of mid-cap companies outpaced small-cap companies within the Index during the period. Stock selection was the primary detractor from performance within the mid-cap (those ranging from approximately $2.5 - $12 billion market capitalization) portion of the Fund’s portfolio. However, an underweight positioning in the Fund to smaller stocks (those under approximately $2.5 billion market capitalization) and an overweight positioning to larger stocks (those over approximately $12 billion market capitalization) within the Index’s universe had positive impacts on the Fund’s performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/THIGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$107.00	0.95%

Thornburg Small/Mid Cap Growth Fund Tailored Shareholder Report	9/30/24 TH6188

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Growth Fund Class I	25.11%	6.56%	7.63%
Russell 2500 Growth Index - Total Return	25.20%	9.75%	9.98%
Russell 3000 Index - Total Return	35.19%	15.26%	12.83%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$275.6M
Number of Holdings	47
Annual Portfolio Turnover	32.58%
Total Advisory Fee	$2.3M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.1
Mid Cap ($2.5-12 B)	52.2
Large Cap (>$12 B)	44.7

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Small/Mid Cap Growth Fund Tailored Shareholder Report

Thornburg Small/Mid Cap Growth Fund CLASS: R3 TICKER: THCRX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Small/Mid Cap Growth Fund Class R3 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class R3 shares underperformed the Russell 2500 Growth Index - Total Return (the “Index”) during the 12-month period ended September 30, 2024. The Fund’s stock selection in the information technology and energy sectors had a positive impact on performance relative to the Index during the period. Stock selection in and underweight allocations to health care and consumer discretionary stocks detracted from relative results. Returns of mid-cap companies outpaced small-cap companies within the Index during the period. Stock selection was the primary detractor from performance within the mid-cap (those ranging from approximately $2.5 - $12 billion market capitalization) portion of the Fund’s portfolio. However, an underweight positioning in the Fund to smaller stocks (those under approximately $2.5 billion market capitalization) and an overweight positioning to larger stocks (those over approximately $12 billion market capitalization) within the Index’s universe had positive impacts on the Fund’s performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/THCRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$164.00	1.46%

Thornburg Small/Mid Cap Growth Fund Tailored Shareholder Report	9/30/24 TH6189

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Growth Fund Class R3	24.47%	6.02%	7.08%
Russell 2500 Growth Index - Total Return	25.20%	9.75%	9.98%
Russell 3000 Index - Total Return	35.19%	15.26%	12.83%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$275.6M
Number of Holdings	47
Annual Portfolio Turnover	32.58%
Total Advisory Fee	$2.3M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.1
Mid Cap ($2.5-12 B)	52.2
Large Cap (>$12 B)	44.7

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Small/Mid Cap Growth Fund Tailored Shareholder Report

Thornburg Small/Mid Cap Growth Fund CLASS: R4 TICKER: TCGRX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Small/Mid Cap Growth Fund Class R4 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class R4 shares underperformed the Russell 2500 Growth Index - Total Return (the “Index”) during the 12-month period ended September 30, 2024. The Fund’s stock selection in the information technology and energy sectors had a positive impact on performance relative to the Index during the period. Stock selection in and underweight allocations to health care and consumer discretionary stocks detracted from relative results. Returns of mid-cap companies outpaced small-cap companies within the Index during the period. Stock selection was the primary detractor from performance within the mid-cap (those ranging from approximately $2.5 - $12 billion market capitalization) portion of the Fund’s portfolio. However, an underweight positioning in the Fund to smaller stocks (those under approximately $2.5 billion market capitalization) and an overweight positioning to larger stocks (those over approximately $12 billion market capitalization) within the Index’s universe had positive impacts on the Fund’s performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/TCGRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$153.00	1.36%

Thornburg Small/Mid Cap Growth Fund Tailored Shareholder Report	9/30/24 TH6190

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Growth Fund Class R4	24.58%	6.12%	7.19%
Russell 2500 Growth Index - Total Return	25.20%	9.75%	9.98%
Russell 3000 Index - Total Return	35.19%	15.26%	12.83%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$275.6M
Number of Holdings	47
Annual Portfolio Turnover	32.58%
Total Advisory Fee	$2.3M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.1
Mid Cap ($2.5-12 B)	52.2
Large Cap (>$12 B)	44.7

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Small/Mid Cap Growth Fund Tailored Shareholder Report

Thornburg Small/Mid Cap Growth Fund CLASS: R5 TICKER: THGRX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Small/Mid Cap Growth Fund Class R5 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class R5 shares underperformed the Russell 2500 Growth Index - Total Return (the “Index”) during the 12-month period ended September 30, 2024. The Fund’s stock selection in the information technology and energy sectors had a positive impact on performance relative to the Index during the period. Stock selection in and underweight allocations to health care and consumer discretionary stocks detracted from relative results. Returns of mid-cap companies outpaced small-cap companies within the Index during the period. Stock selection was the primary detractor from performance within the mid-cap (those ranging from approximately $2.5 - $12 billion market capitalization) portion of the Fund’s portfolio. However, an underweight positioning in the Fund to smaller stocks (those under approximately $2.5 billion market capitalization) and an overweight positioning to larger stocks (those over approximately $12 billion market capitalization) within the Index’s universe had positive impacts on the Fund’s performance relative to the Index.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcg/THGRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Russell 3000 Index – Total Return as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$107.00	0.95%

Thornburg Small/Mid Cap Growth Fund Tailored Shareholder Report	9/30/24 TH6191

Annual Performance	1 Year	5 Year	10 Year
Small/Mid Cap Growth Fund Class R5	25.12%	6.56%	7.63%
Russell 2500 Growth Index - Total Return	25.20%	9.75%	9.98%
Russell 3000 Index - Total Return	35.19%	15.26%	12.83%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$275.6M
Number of Holdings	47
Annual Portfolio Turnover	32.58%
Total Advisory Fee	$2.3M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	3.1
Mid Cap ($2.5-12 B)	52.2
Large Cap (>$12 B)	44.7

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Investment Income Builder Fund Tailored Shareholder Report

Thornburg Investment Income Builder Fund CLASS: A TICKER: TIBAX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares underperformed the benchmark composed of 25% Bloomberg U.S. Aggregate Bond Total Return Index Value USD and 75% MSCI World Net Total Return USD Index (the “Blended Index”) during the 12-month period ended September 30, 2024. During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and upcoming political contests in the U.S. Despite the conflicting economic and geo-political signals, the S&P 500, the Bloomberg U.S. Aggregate Bond, and the MSCI ACWI indexes reported varying positive returns for the period, +36.3%, +11.6%, and +31.8%, respectively.  In brief, most equities repriced higher due to a surprising level of economic strength and resilient corporate profits, while interest rates declined along with inflation rates, creating a more favorable backdrop for the economy. A general overweight positioning to equities and underweight positioning to fixed income boosted the Fund’s relative performance during the period. Within equities, the Fund’s focus on dividend paying firms was a source of underperformance versus the broad based MSCI World Index. This underperformance is common during periods such as the current reporting period when growth stocks are outperforming. Security selection within the information technology and energy sectors, along with an overweight positioning to Taiwan, boosted relative performance. Mostly, the Fund’s equity holdings were relative detractors across the various sectors. Stock selection within the U.S. was beneficial to relative performance, however, the overall underweight positioning to U.S. stocks hampered performance. Among its fixed income holdings, the Fund’s shorter duration positioning during the period detracted from relative performance as yields across the curve declined during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI World Net Total Return USD Index and the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market indices that represent the overall applicable markets in which the Fund invests, and a Blended Benchmark, comprised of 25% Bloomberg U.S. Aggregate Bond Total Return Value USD and 75% MSCI World Net Total Return USD Index, as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127.00	1.13%

Thornburg Investment Income Builder Fund Tailored Shareholder Report	9/30/24 TH6159

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class A (with sales charge)	19.24%	8.37%	6.46%
Investment Income Builder Fund Class A (without sales charge)	24.85%	9.37%	6.95%
MSCI World Net Total Return USD Index	32.43%	13.04%	10.07%
Investment Income Builder Fund’s Blended Index	26.96%	9.97%	8.15%
Bloomberg U.S. Aggregate Total Return Value Index USD	11.57%	0.33%	1.84%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$13,932.0M
Number of Holdings	341
Annual Portfolio Turnover	24.81%
Total Advisory Fee	$87.8M

What did the Fund invest in?

(as of September 30, 2024)

Portfolio Composition	(%)
Foreign Equity	56.8
Domestic Equity	27.4
Domestic Corporate Bonds	4.5
Domestic Other Bonds	3.2
Foreign Bonds	2.8
Other Assets Less Liabilities	5.2

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Investment Income Builder Fund Tailored Shareholder Report

Thornburg Investment Income Builder Fund CLASS: C TICKER: TIBCX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class C Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class C shares underperformed the benchmark composed of 25% Bloomberg U.S. Aggregate Bond Total Return Index Value USD and 75% MSCI World Net Total Return USD Index (the “Blended Index”) during the 12-month period ended September 30, 2024. During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and upcoming political contests in the U.S. Despite the conflicting economic and geo-political signals, the S&P 500, the Bloomberg U.S. Aggregate Bond, and the MSCI ACWI indexes reported varying positive returns for the period, +36.3%, +11.6%, and +31.8%, respectively.  In brief, most equities repriced higher due to a surprising level of economic strength and resilient corporate profits, while interest rates declined along with inflation rates, creating a more favorable backdrop for the economy. A general overweight positioning to equities and underweight positioning to fixed income boosted the Fund’s relative performance during the period. Within equities, the Fund’s focus on dividend paying firms was a source of underperformance versus the broad based MSCI World Index. This underperformance is common during periods such as the current reporting period when growth stocks are outperforming. Security selection within the information technology and energy sectors, along with an overweight positioning to Taiwan, boosted relative performance. Mostly, the Fund’s equity holdings were relative detractors across the various sectors. Stock selection within the U.S. was beneficial to relative performance, however, the overall underweight positioning to U.S. stocks hampered performance. Among its fixed income holdings, the Fund’s shorter duration positioning during the period detracted from relative performance as yields across the curve declined during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI World Net Total Return USD Index and the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market indices that represent the overall applicable markets in which the Fund invests, and a Blended Benchmark, comprised of 25% Bloomberg U.S. Aggregate Bond Total Return Value USD and 75% MSCI World Net Total Return USD Index, as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$212.00	1.89%

Thornburg Investment Income Builder Fund Tailored Shareholder Report	9/30/24 TH6160

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class C (with sales charge)	22.88%	8.55%	6.16%
Investment Income Builder Fund Class C (without sales charge)	23.88%	8.55%	6.16%
MSCI World Net Total Return USD Index	32.43%	13.04%	10.07%
Investment Income Builder Fund’s Blended Index	26.96%	9.97%	8.15%
Bloomberg U.S. Aggregate Total Return Value Index USD	11.57%	0.33%	1.84%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$13,932.0M
Number of Holdings	341
Annual Portfolio Turnover	24.81%
Total Advisory Fee	$87.8M

What did the Fund invest in?

(as of September 30, 2024)

Portfolio Composition	(%)
Foreign Equity	56.8
Domestic Equity	27.4
Domestic Corporate Bonds	4.5
Domestic Other Bonds	3.2
Foreign Bonds	2.8
Other Assets Less Liabilities	5.2

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Investment Income Builder Fund Tailored Shareholder Report

Thornburg Investment Income Builder Fund CLASS: I TICKER: TIBIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares underperformed the benchmark composed of 25% Bloomberg U.S. Aggregate Bond Total Return Index Value USD and 75% MSCI World Net Total Return USD Index (the “Blended Index”) during the 12-month period ended September 30, 2024. During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and upcoming political contests in the U.S. Despite the conflicting economic and geo-political signals, the S&P 500, the Bloomberg U.S. Aggregate Bond, and the MSCI ACWI indexes reported varying positive returns for the period, +36.3%, +11.6%, and +31.8%, respectively.  In brief, most equities repriced higher due to a surprising level of economic strength and resilient corporate profits, while interest rates declined along with inflation rates, creating a more favorable backdrop for the economy. A general overweight positioning to equities and underweight positioning to fixed income boosted the Fund’s relative performance during the period. Within equities, the Fund’s focus on dividend paying firms was a source of underperformance versus the broad based MSCI World Index. This underperformance is common during periods such as the current reporting period when growth stocks are outperforming. Security selection within the information technology and energy sectors, along with an overweight positioning to Taiwan, boosted relative performance. Mostly, the Fund’s equity holdings were relative detractors across the various sectors. Stock selection within the U.S. was beneficial to relative performance, however, the overall underweight positioning to U.S. stocks hampered performance. Among its fixed income holdings, the Fund’s shorter duration positioning during the period detracted from relative performance as yields across the curve declined during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI World Net Total Return USD Index and the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market indices that represent the overall applicable markets in which the Fund invests, and a Blended Benchmark, comprised of 25% Bloomberg U.S. Aggregate Bond Total Return Value USD and 75% MSCI World Net Total Return USD Index, as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100.00	0.89%

Thornburg Investment Income Builder Fund Tailored Shareholder Report	9/30/24 TH6161

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class I	25.12%	9.62%	7.24%
MSCI World Net Total Return USD Index	32.43%	13.04%	10.07%
Investment Income Builder Fund’s Blended Index	26.96%	9.97%	8.15%
Bloomberg U.S. Aggregate Total Return Value Index USD	11.57%	0.33%	1.84%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$13,932.0M
Number of Holdings	341
Annual Portfolio Turnover	24.81%
Total Advisory Fee	$87.8M

What did the Fund invest in?

(as of September 30, 2024)

Portfolio Composition	(%)
Foreign Equity	56.8
Domestic Equity	27.4
Domestic Corporate Bonds	4.5
Domestic Other Bonds	3.2
Foreign Bonds	2.8
Other Assets Less Liabilities	5.2

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Investment Income Builder Fund Tailored Shareholder Report

Thornburg Investment Income Builder Fund CLASS: R3 TICKER: TIBRX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class R3 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class R3 shares underperformed the benchmark composed of 25% Bloomberg U.S. Aggregate Bond Total Return Index Value USD and 75% MSCI World Net Total Return USD Index (the “Blended Index”) during the 12-month period ended September 30, 2024. During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and upcoming political contests in the U.S. Despite the conflicting economic and geo-political signals, the S&P 500, the Bloomberg U.S. Aggregate Bond, and the MSCI ACWI indexes reported varying positive returns for the period, +36.3%, +11.6%, and +31.8%, respectively.  In brief, most equities repriced higher due to a surprising level of economic strength and resilient corporate profits, while interest rates declined along with inflation rates, creating a more favorable backdrop for the economy. A general overweight positioning to equities and underweight positioning to fixed income boosted the Fund’s relative performance during the period. Within equities, the Fund’s focus on dividend paying firms was a source of underperformance versus the broad based MSCI World Index. This underperformance is common during periods such as the current reporting period when growth stocks are outperforming. Security selection within the information technology and energy sectors, along with an overweight positioning to Taiwan, boosted relative performance. Mostly, the Fund’s equity holdings were relative detractors across the various sectors. Stock selection within the U.S. was beneficial to relative performance, however, the overall underweight positioning to U.S. stocks hampered performance. Among its fixed income holdings, the Fund’s shorter duration positioning during the period detracted from relative performance as yields across the curve declined during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI World Net Total Return USD Index and the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market indices that represent the overall applicable markets in which the Fund invests, and a Blended Benchmark, comprised of 25% Bloomberg U.S. Aggregate Bond Total Return Value USD and 75% MSCI World Net Total Return USD Index, as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$168.00	1.50%

Thornburg Investment Income Builder Fund Tailored Shareholder Report	9/30/24 TH6162

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class R3	24.37%	8.97%	6.58%
MSCI World Net Total Return USD Index	32.43%	13.04%	10.07%
Investment Income Builder Fund’s Blended Index	26.96%	9.97%	8.15%
Bloomberg U.S. Aggregate Total Return Value Index USD	11.57%	0.33%	1.84%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$13,932.0M
Number of Holdings	341
Annual Portfolio Turnover	24.81%
Total Advisory Fee	$87.8M

What did the Fund invest in?

(as of September 30, 2024)

Portfolio Composition	(%)
Foreign Equity	56.8
Domestic Equity	27.4
Domestic Corporate Bonds	4.5
Domestic Other Bonds	3.2
Foreign Bonds	2.8
Other Assets Less Liabilities	5.2

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Investment Income Builder Fund Tailored Shareholder Report

Thornburg Investment Income Builder Fund CLASS: R4 TICKER: TIBGX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class R4 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class R4 shares underperformed the benchmark composed of 25% Bloomberg U.S. Aggregate Bond Total Return Index Value USD and 75% MSCI World Net Total Return USD Index (the “Blended Index”) during the 12-month period ended September 30, 2024. During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and upcoming political contests in the U.S. Despite the conflicting economic and geo-political signals, the S&P 500, the Bloomberg U.S. Aggregate Bond, and the MSCI ACWI indexes reported varying positive returns for the period, +36.3%, +11.6%, and +31.8%, respectively.  In brief, most equities repriced higher due to a surprising level of economic strength and resilient corporate profits, while interest rates declined along with inflation rates, creating a more favorable backdrop for the economy. A general overweight positioning to equities and underweight positioning to fixed income boosted the Fund’s relative performance during the period. Within equities, the Fund’s focus on dividend paying firms was a source of underperformance versus the broad based MSCI World Index. This underperformance is common during periods such as the current reporting period when growth stocks are outperforming. Security selection within the information technology and energy sectors, along with an overweight positioning to Taiwan, boosted relative performance. Mostly, the Fund’s equity holdings were relative detractors across the various sectors. Stock selection within the U.S. was beneficial to relative performance, however, the overall underweight positioning to U.S. stocks hampered performance. Among its fixed income holdings, the Fund’s shorter duration positioning during the period detracted from relative performance as yields across the curve declined during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI World Net Total Return USD Index and the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market indices that represent the overall applicable markets in which the Fund invests, and a Blended Benchmark, comprised of 25% Bloomberg U.S. Aggregate Bond Total Return Value USD and 75% MSCI World Net Total Return USD Index, as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$157.00	1.40%

Thornburg Investment Income Builder Fund Tailored Shareholder Report	9/30/24 TH6163

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class R4	24.51%	9.07%	6.68%
MSCI World Net Total Return USD Index	32.43%	13.04%	10.07%
Investment Income Builder Fund’s Blended Index	26.96%	9.97%	8.15%
Bloomberg U.S. Aggregate Total Return Value Index USD	11.57%	0.33%	1.84%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$13,932.0M
Number of Holdings	341
Annual Portfolio Turnover	24.81%
Total Advisory Fee	$87.8M

What did the Fund invest in?

(as of September 30, 2024)

Portfolio Composition	(%)
Foreign Equity	56.8
Domestic Equity	27.4
Domestic Corporate Bonds	4.5
Domestic Other Bonds	3.2
Foreign Bonds	2.8
Other Assets Less Liabilities	5.2

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Investment Income Builder Fund Tailored Shareholder Report

Thornburg Investment Income Builder Fund CLASS: R5 TICKER: TIBMX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class R5 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class R5 shares underperformed the benchmark composed of 25% Bloomberg U.S. Aggregate Bond Total Return Index Value USD and 75% MSCI World Net Total Return USD Index (the “Blended Index”) during the 12-month period ended September 30, 2024. During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and upcoming political contests in the U.S. Despite the conflicting economic and geo-political signals, the S&P 500, the Bloomberg U.S. Aggregate Bond, and the MSCI ACWI indexes reported varying positive returns for the period, +36.3%, +11.6%, and +31.8%, respectively.  In brief, most equities repriced higher due to a surprising level of economic strength and resilient corporate profits, while interest rates declined along with inflation rates, creating a more favorable backdrop for the economy. A general overweight positioning to equities and underweight positioning to fixed income boosted the Fund’s relative performance during the period. Within equities, the Fund’s focus on dividend paying firms was a source of underperformance versus the broad based MSCI World Index. This underperformance is common during periods such as the current reporting period when growth stocks are outperforming. Security selection within the information technology and energy sectors, along with an overweight positioning to Taiwan, boosted relative performance. Mostly, the Fund’s equity holdings were relative detractors across the various sectors. Stock selection within the U.S. was beneficial to relative performance, however, the overall underweight positioning to U.S. stocks hampered performance. Among its fixed income holdings, the Fund’s shorter duration positioning during the period detracted from relative performance as yields across the curve declined during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI World Net Total Return USD Index and the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market indices that represent the overall applicable markets in which the Fund invests, and a Blended Benchmark, comprised of 25% Bloomberg U.S. Aggregate Bond Total Return Value USD and 75% MSCI World Net Total Return USD Index, as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$111.00	0.99%

Thornburg Investment Income Builder Fund Tailored Shareholder Report	9/30/24 TH6164

Annual Performance	1 Year	5 Year	10 Year
Investment Income Builder Fund Class R5	25.01%	9.52%	7.12%
MSCI World Net Total Return USD Index	32.43%	13.04%	10.07%
Investment Income Builder Fund’s Blended Index	26.96%	9.97%	8.15%
Bloomberg U.S. Aggregate Total Return Value Index USD	11.57%	0.33%	1.84%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$13,932.0M
Number of Holdings	341
Annual Portfolio Turnover	24.81%
Total Advisory Fee	$87.8M

What did the Fund invest in?

(as of September 30, 2024)

Portfolio Composition	(%)
Foreign Equity	56.8
Domestic Equity	27.4
Domestic Corporate Bonds	4.5
Domestic Other Bonds	3.2
Foreign Bonds	2.8
Other Assets Less Liabilities	5.2

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Investment Income Builder Fund Tailored Shareholder Report

Thornburg Investment Income Builder Fund CLASS: R6 TICKER: TIBOX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Investment Income Builder Fund Class R6 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class R6 shares underperformed the benchmark composed of 25% Bloomberg U.S. Aggregate Bond Total Return Index Value USD and 75% MSCI World Net Total Return USD Index (the “Blended Index”) during the 12-month period ended September 30, 2024. During the period, major world events included the ongoing Russian/Ukraine conflict, moderating inflation figures in the U.S., Mideast tensions, and upcoming political contests in the U.S. Despite the conflicting economic and geo-political signals, the S&P 500, the Bloomberg U.S. Aggregate Bond, and the MSCI ACWI indexes reported varying positive returns for the period, +36.3%, +11.6%, and +31.8%, respectively.  In brief, most equities repriced higher due to a surprising level of economic strength and resilient corporate profits, while interest rates declined along with inflation rates, creating a more favorable backdrop for the economy. A general overweight positioning to equities and underweight positioning to fixed income boosted the Fund’s relative performance during the period. Within equities, the Fund’s focus on dividend paying firms was a source of underperformance versus the broad based MSCI World Index. This underperformance is common during periods such as the current reporting period when growth stocks are outperforming. Security selection within the information technology and energy sectors, along with an overweight positioning to Taiwan, boosted relative performance. Mostly, the Fund’s equity holdings were relative detractors across the various sectors. Stock selection within the U.S. was beneficial to relative performance, however, the overall underweight positioning to U.S. stocks hampered performance. Among its fixed income holdings, the Fund’s shorter duration positioning during the period detracted from relative performance as yields across the curve declined during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fib/TIBOX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI World Net Total Return USD Index and the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market indices that represent the overall applicable markets in which the Fund invests, and a Blended Benchmark, comprised of 25% Bloomberg U.S. Aggregate Bond Total Return Value USD and 75% MSCI World Net Total Return USD Index, as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$90.00	0.80%

Thornburg Investment Income Builder Fund Tailored Shareholder Report	9/30/24 TH6165

Annual Performance	1 Year	5 Year
Investment Income Builder Fund Class R6	25.23%	9.73%
MSCI World Net Total Return USD Index	32.43%	13.04%
Investment Income Builder Fund’s Blended Index	26.96%	9.97%
Bloomberg U.S. Aggregate Total Return Value Index USD	11.57%	0.33%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$13,932.0M
Number of Holdings	341
Annual Portfolio Turnover	24.81%
Total Advisory Fee	$87.8M

What did the Fund invest in?

(as of September 30, 2024)

Portfolio Composition	(%)
Foreign Equity	56.8
Domestic Equity	27.4
Domestic Corporate Bonds	4.5
Domestic Other Bonds	3.2
Foreign Bonds	2.8
Other Assets Less Liabilities	5.2

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Summit Fund Tailored Shareholder Report

Thornburg Summit Fund CLASS: A TICKER: TSAMX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Summit Fund Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares underperformed the benchmark composed of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Bond Index (the “Blended Index”) during the 12-month period ended September 30, 2024. Equity markets rebounded strongly in 2023 and continued to climb through the first three quarters of 2024. The Fund’s security selection within equities contributed positively to relative performance, but underweight positioning to equities versus the Blended Index was a headwind to relative results. Within the Fund’s equity holdings, selection effect from information technology and industrials, as well as an overweight positioning within communication services and underweight positioning within consumer staples, contributed positively to relative performance. Security selection within financials and health care hampered results relative to the Blended Index. Given spread tightening over the course of the period, the Fund’s relative overweight to credit versus government bonds contributed positively to relative performance. Selection effect within asset backed securities and corporate bonds was a detractor to the Fund’s relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fs/TSAMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI All Country World Net Total Return USD Index and the Bloomberg Global-Aggregate Total Return Index Value Unhedged USD as its broad-based securities market indices that represent the overall applicable markets in which the Fund invests, and a Blended Benchmark, comprised of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Bond Index, as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104.00	0.94%

Thornburg Summit Fund Tailored Shareholder Report	9/30/24 TH6214

Annual Performance	1 Year
Summit Fund Class A (with sales charge)	16.42%
Summit Fund Class A (without sales charge)	21.88%
MSCI All Country World Net Total Return USD Index	31.76%
Summit Fund’s Blended Index	23.57%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$112.3M
Number of Holdings	201
Annual Portfolio Turnover	66.54%
Total Advisory Fee	$0.4M

What did the Fund invest in?

(as of September 30, 2024)

Portfolio Composition	(%)
Domestic Equity	31.7
Domestic Other Bonds	25.7
Foreign Equity	24.0
Domestic Corporate Bonds	4.6
Foreign Bonds	5.0
Other Assets Less Liabilities	8.9

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Summit Fund Tailored Shareholder Report

Thornburg Summit Fund CLASS: I TICKER: TSUMX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Summit Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares underperformed the benchmark composed of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Bond Index (the “Blended Index”) during the 12-month period ended September 30, 2024. Equity markets rebounded strongly in 2023 and continued to climb through the first three quarters of 2024. The Fund’s security selection within equities contributed positively to relative performance, but underweight positioning to equities versus the Blended Index was a headwind to relative results. Within the Fund’s equity holdings, selection effect from information technology and industrials, as well as an overweight positioning within communication services and underweight positioning within consumer staples, contributed positively to relative performance. Security selection within financials and health care hampered results relative to the Blended Index. Given spread tightening over the course of the period, the Fund’s relative overweight to credit versus government bonds contributed positively to relative performance. Selection effect within asset backed securities and corporate bonds was a detractor to the Fund’s relative performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fs/TSUMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the MSCI All Country World Net Total Return USD Index and the Bloomberg Global-Aggregate Total Return Index Value Unhedged USD as its broad-based securities market indices that represent the overall applicable markets in which the Fund invests, and a Blended Benchmark, comprised of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Bond Index, as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77.00	0.69%

Thornburg Summit Fund Tailored Shareholder Report	9/30/24 TH6215

Annual Performance	1 Year	5 Year
Summit Fund Class I	22.26%	11.99%
MSCI All Country World Net Total Return USD Index	31.76%	12.19%
Summit Fund’s Blended Index	23.57%	7.03%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$112.3M
Number of Holdings	201
Annual Portfolio Turnover	66.54%
Total Advisory Fee	$0.4M

What did the Fund invest in?

(as of September 30, 2024)

Portfolio Composition	(%)
Domestic Equity	31.7
Domestic Other Bonds	25.7
Foreign Equity	24.0
Domestic Corporate Bonds	4.6
Foreign Bonds	5.0
Other Assets Less Liabilities	8.9

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Ultra Short Income Fund Tailored Shareholder Report

Thornburg Ultra Short Income Fund CLASS: A TICKER: TLDAX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Ultra Short Income Fund Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares outperformed the ICE BofA U.S. Treasury Bill Index (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s relatively longer duration versus the Index proved to be a positive contributor to relative performance. Additionally, the Fund’s allocation to asset-backed securities and investment-grade corporate bonds was beneficial. There were no material detractors to the Fund’s performance over the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fldi/TLDAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA U.S. Treasury Bill Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52.00	0.50%

Thornburg Ultra Short Income Fund Tailored Shareholder Report	9/30/24 TH6155

Annual Performance	1 Year	5 Year	10 Year
Ultra Short Income Fund Class A (with sales charge)	3.74%	2.38%	1.99%
Ultra Short Income Fund Class A (without sales charge)	6.12%	2.69%	2.14%
ICE BofA U.S. Treasury Bill Index	5.54%	2.34%	1.67%
Bloomberg U.S. Aggregate Total Return Value Index USD	11.57%	0.33%	1.84%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$264.2M
Number of Holdings	280
Annual Portfolio Turnover	44.59%
Total Advisory Fee	$0.6M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
U.S. Government	5.3
AAA	16.3
AA	9.3
A	13.1
BBB	43.6
NR	0.8
Below Invest. Grade	0.9
Cash Equivalents & Other	10.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Ultra Short Income Fund Tailored Shareholder Report

Thornburg Ultra Short Income Fund CLASS: I TICKER: TLDIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Ultra Short Income Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares outperformed the ICE BofA U.S. Treasury Bill Index (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s relatively longer duration versus the Index proved to be a positive contributor to relative performance. Additionally, the Fund’s allocation to asset-backed securities and investment-grade corporate bonds was beneficial. There were no material detractors to the Fund’s performance over the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fldi/TLDIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA U.S. Treasury Bill Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31.00	0.30%

Thornburg Ultra Short Income Fund Tailored Shareholder Report	9/30/24 TH6156

Annual Performance	1 Year	5 Year	10 Year
Ultra Short Income Fund Class I	6.35%	2.89%	2.34%
ICE BofA U.S. Treasury Bill Index	5.54%	2.34%	1.67%
Bloomberg U.S. Aggregate Total Return Value Index USD	11.57%	0.33%	1.84%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$264.2M
Number of Holdings	280
Annual Portfolio Turnover	44.59%
Total Advisory Fee	$0.6M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
U.S. Government	5.3
AAA	16.3
AA	9.3
A	13.1
BBB	43.6
NR	0.8
Below Invest. Grade	0.9
Cash Equivalents & Other	10.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report

Thornburg Limited Term U.S. Government Fund CLASS: A TICKER: LTUSX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares outperformed the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s long duration, compared to the Index, was a relative contributor in this environment. Positive relative returns from the Fund’s allocation to asset-backed securities, collateralized mortgage obligations, and commercial mortgage-backed securities also contributed. There were no meaningful detractors to the Fund’s performance over the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTUSX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103.00	0.99%

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report	9/30/24 TH6130

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class A (with sales charge)	6.62%	0.06%	0.71%
Limited Term U.S. Government Fund Class A (without sales charge)	9.03%	0.36%	0.86%
Bloomberg U.S. Aggregate Total Return Index Value USD	11.57%	0.33%	1.84%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	8.33%	0.84%	1.50%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$139.7M
Number of Holdings	157
Annual Portfolio Turnover	32.26%
Total Advisory Fee	$0.6M

What did the Fund invest in?

(as of September 30, 2024)

Types of Holdings	(%)
U.S. Treasury Securities	20.0
U.S. Government Agencies	6.6
Mortgage Backed	62.5
Corporate Bonds	2.1
Cash Equivalents & Other	8.8

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report

Thornburg Limited Term U.S. Government Fund CLASS: C TICKER: LTUCX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class C Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class C shares outperformed the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s long duration, compared to the Index, was a relative contributor in this environment. Positive relative returns from the Fund’s allocation to asset-backed securities, collateralized mortgage obligations, and commercial mortgage-backed securities also contributed. There were no meaningful detractors to the Fund’s performance over the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTUCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$129.00	1.24%

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report	9/30/24 TH6131

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class C (with sales charge)	8.32%	0.07%	0.55%
Limited Term U.S. Government Fund Class C (without sales charge)	8.82%	0.07%	0.55%
Bloomberg U.S. Aggregate Total Return Index Value USD	11.57%	0.33%	1.84%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	8.33%	0.84%	1.50%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$139.7M
Number of Holdings	157
Annual Portfolio Turnover	32.26%
Total Advisory Fee	$0.6M

What did the Fund invest in?

(as of September 30, 2024)

Types of Holdings	(%)
U.S. Treasury Securities	20.0
U.S. Government Agencies	6.6
Mortgage Backed	62.5
Corporate Bonds	2.1
Cash Equivalents & Other	8.8

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report

Thornburg Limited Term U.S. Government Fund CLASS: C2 TICKER: LTUQX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class C2 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class C2 shares outperformed the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s long duration, compared to the Index, was a relative contributor in this environment. Positive relative returns from the Fund’s allocation to asset-backed securities, collateralized mortgage obligations, and commercial mortgage-backed securities also contributed. There were no meaningful detractors to the Fund’s performance over the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$130.00	1.24%

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report	9/30/24 TH6136

Annual Performance	1 Year
Limited Term U.S. Government Fund Class C2 (with sales charge)	8.25%
Limited Term U.S. Government Fund Class C2 (without sales charge)	8.90%
Bloomberg U.S. Aggregate Total Return Index Value USD	11.57%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	8.33%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$139.7M
Number of Holdings	157
Annual Portfolio Turnover	32.26%
Total Advisory Fee	$0.6M

What did the Fund invest in?

(as of September 30, 2024)

Types of Holdings	(%)
U.S. Treasury Securities	20.0
U.S. Government Agencies	6.6
Mortgage Backed	62.5
Corporate Bonds	2.1
Cash Equivalents & Other	8.8

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report

Thornburg Limited Term U.S. Government Fund CLASS: I TICKER: LTUIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares outperformed the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s long duration, compared to the Index, was a relative contributor in this environment. Positive relative returns from the Fund’s allocation to asset-backed securities, collateralized mortgage obligations, and commercial mortgage-backed securities also contributed. There were no meaningful detractors to the Fund’s performance over the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTUIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68.00	0.65%

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report	9/30/24 TH6132

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class I	9.49%	0.66%	1.16%
Bloomberg U.S. Aggregate Total Return Index Value USD	11.57%	0.33%	1.84%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	8.33%	0.84%	1.50%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$139.7M
Number of Holdings	157
Annual Portfolio Turnover	32.26%
Total Advisory Fee	$0.6M

What did the Fund invest in?

(as of September 30, 2024)

Types of Holdings	(%)
U.S. Treasury Securities	20.0
U.S. Government Agencies	6.6
Mortgage Backed	62.5
Corporate Bonds	2.1
Cash Equivalents & Other	8.8

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report

Thornburg Limited Term U.S. Government Fund CLASS: R3 TICKER: LTURX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class R3 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class R3 shares outperformed the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s long duration, compared to the Index, was a relative contributor in this environment. Positive relative returns from the Fund’s allocation to asset-backed securities, collateralized mortgage obligations, and commercial mortgage-backed securities also contributed. There were no meaningful detractors to the Fund’s performance over the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTURX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$103.00	0.99%

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report	9/30/24 TH6133

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class R3	9.03%	0.31%	0.79%
Bloomberg U.S. Aggregate Total Return Index Value USD	11.57%	0.33%	1.84%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	8.33%	0.84%	1.50%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$139.7M
Number of Holdings	157
Annual Portfolio Turnover	32.26%
Total Advisory Fee	$0.6M

What did the Fund invest in?

(as of September 30, 2024)

Types of Holdings	(%)
U.S. Treasury Securities	20.0
U.S. Government Agencies	6.6
Mortgage Backed	62.5
Corporate Bonds	2.1
Cash Equivalents & Other	8.8

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report

Thornburg Limited Term U.S. Government Fund CLASS: R4 TICKER: LTUGX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class R4 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class R4 shares outperformed the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s long duration, compared to the Index, was a relative contributor in this environment. Positive relative returns from the Fund’s allocation to asset-backed securities, collateralized mortgage obligations, and commercial mortgage-backed securities also contributed. There were no meaningful detractors to the Fund’s performance over the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTUGX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$103.00	0.99%

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report	9/30/24 TH6134

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class R4	9.04%	0.29%	0.78%
Bloomberg U.S. Aggregate Total Return Index Value USD	11.57%	0.33%	1.84%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	8.33%	0.84%	1.50%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$139.7M
Number of Holdings	157
Annual Portfolio Turnover	32.26%
Total Advisory Fee	$0.6M

What did the Fund invest in?

(as of September 30, 2024)

Types of Holdings	(%)
U.S. Treasury Securities	20.0
U.S. Government Agencies	6.6
Mortgage Backed	62.5
Corporate Bonds	2.1
Cash Equivalents & Other	8.8

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report

Thornburg Limited Term U.S. Government Fund CLASS: R5 TICKER: LTGRX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Limited Term U.S. Government Fund Class R5 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class R5 shares outperformed the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s long duration, compared to the Index, was a relative contributor in this environment. Positive relative returns from the Fund’s allocation to asset-backed securities, collateralized mortgage obligations, and commercial mortgage-backed securities also contributed. There were no meaningful detractors to the Fund’s performance over the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fgov/LTGRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$70.00	0.67%

Thornburg Limited Term U.S. Government Fund Tailored Shareholder Report	9/30/24 TH6135

Annual Performance	1 Year	5 Year	10 Year
Limited Term U.S. Government Fund Class R5	9.47%	0.62%	1.13%
Bloomberg U.S. Aggregate Total Return Index Value USD	11.57%	0.33%	1.84%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged	8.33%	0.84%	1.50%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$139.7M
Number of Holdings	157
Annual Portfolio Turnover	32.26%
Total Advisory Fee	$0.6M

What did the Fund invest in?

(as of September 30, 2024)

Types of Holdings	(%)
U.S. Treasury Securities	20.0
U.S. Government Agencies	6.6
Mortgage Backed	62.5
Corporate Bonds	2.1
Cash Equivalents & Other	8.8

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Limited Term Income Fund Tailored Shareholder Report

Thornburg Limited Term Income Fund CLASS: A TICKER: THIFX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares outperformed the Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s slight short duration versus the Index was a relative detractor in this environment. However, this was offset by positive relative returns from the Fund’s allocation to collateralized mortgage obligations, corporate bonds, and asset-backed securities

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THIFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government/Credit Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80.00	0.76%

Thornburg Limited Term Income Fund Tailored Shareholder Report	9/30/24 TH6147

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class A (with sales charge)	7.56%	1.75%	2.07%
Limited Term Income Fund Class A (without sales charge)	10.08%	2.06%	2.23%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	9.45%	1.26%	1.96%
Bloomberg U.S. Aggregate Total Return Value Index USD	11.57%	0.33%	1.84%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$6,430.2M
Number of Holdings	652
Annual Portfolio Turnover	59.42%
Total Advisory Fee	$20.8M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
U.S. Government	30.1
AAA	19.9
AA	4.6
A	17.0
BBB	20.1
NR	0.3
Below Invest. Grade	0.1
Cash Equivalents & Other	7.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Limited Term Income Fund Tailored Shareholder Report

Thornburg Limited Term Income Fund CLASS: C TICKER: THICX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class C Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class C shares outperformed the Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s slight short duration versus the Index was a relative detractor in this environment. However, this was offset by positive relative returns from the Fund’s allocation to collateralized mortgage obligations, corporate bonds, and asset-backed securities

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THICX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government/Credit Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$106.00	1.01%

Thornburg Limited Term Income Fund Tailored Shareholder Report	9/30/24 TH6148

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class C (with sales charge)	9.32%	1.83%	2.00%
Limited Term Income Fund Class C (without sales charge)	9.82%	1.83%	2.00%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	9.45%	1.26%	1.96%
Bloomberg U.S. Aggregate Total Return Value Index USD	11.57%	0.33%	1.84%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$6,430.2M
Number of Holdings	652
Annual Portfolio Turnover	59.42%
Total Advisory Fee	$20.8M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
U.S. Government	30.1
AAA	19.9
AA	4.6
A	17.0
BBB	20.1
NR	0.3
Below Invest. Grade	0.1
Cash Equivalents & Other	7.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Limited Term Income Fund Tailored Shareholder Report

Thornburg Limited Term Income Fund CLASS: C2 TICKER: THIQX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class C2 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class C2 shares outperformed the Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s slight short duration versus the Index was a relative detractor in this environment. However, this was offset by positive relative returns from the Fund’s allocation to collateralized mortgage obligations, corporate bonds, and asset-backed securities

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government/Credit Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$130.00	1.24%

Thornburg Limited Term Income Fund Tailored Shareholder Report	9/30/24 TH6154

Annual Performance	1 Year
Limited Term Income Fund Class C2 (with sales charge)	8.92%
Limited Term Income Fund Class C2 (without sales charge)	9.57%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	9.45%
Bloomberg U.S. Aggregate Total Return Value Index USD	11.57%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$6,430.2M
Number of Holdings	652
Annual Portfolio Turnover	59.42%
Total Advisory Fee	$20.8M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
U.S. Government	30.1
AAA	19.9
AA	4.6
A	17.0
BBB	20.1
NR	0.3
Below Invest. Grade	0.1
Cash Equivalents & Other	7.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Limited Term Income Fund Tailored Shareholder Report

Thornburg Limited Term Income Fund CLASS: I TICKER: THIIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares outperformed the Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s slight short duration versus the Index was a relative detractor in this environment. However, this was offset by positive relative returns from the Fund’s allocation to collateralized mortgage obligations, corporate bonds, and asset-backed securities

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THIIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government/Credit Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52.00	0.49%

Thornburg Limited Term Income Fund Tailored Shareholder Report	9/30/24 TH6149

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class I	10.38%	2.33%	2.54%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	9.45%	1.26%	1.96%
Bloomberg U.S. Aggregate Total Return Value Index USD	11.57%	0.33%	1.84%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$6,430.2M
Number of Holdings	652
Annual Portfolio Turnover	59.42%
Total Advisory Fee	$20.8M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
U.S. Government	30.1
AAA	19.9
AA	4.6
A	17.0
BBB	20.1
NR	0.3
Below Invest. Grade	0.1
Cash Equivalents & Other	7.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Limited Term Income Fund Tailored Shareholder Report

Thornburg Limited Term Income Fund CLASS: R3 TICKER: THIRX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class R3 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class R3 shares outperformed the Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s slight short duration versus the Index was a relative detractor in this environment. However, this was offset by positive relative returns from the Fund’s allocation to collateralized mortgage obligations, corporate bonds, and asset-backed securities

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THIRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government/Credit Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$104.00	0.99%

Thornburg Limited Term Income Fund Tailored Shareholder Report	9/30/24 TH6150

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class R3	9.83%	1.84%	2.04%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	9.45%	1.26%	1.96%
Bloomberg U.S. Aggregate Total Return Value Index USD	11.57%	0.33%	1.84%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$6,430.2M
Number of Holdings	652
Annual Portfolio Turnover	59.42%
Total Advisory Fee	$20.8M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
U.S. Government	30.1
AAA	19.9
AA	4.6
A	17.0
BBB	20.1
NR	0.3
Below Invest. Grade	0.1
Cash Equivalents & Other	7.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Limited Term Income Fund Tailored Shareholder Report

Thornburg Limited Term Income Fund CLASS: R4 TICKER: THRIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class R4 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class R4 shares outperformed the Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s slight short duration versus the Index was a relative detractor in this environment. However, this was offset by positive relative returns from the Fund’s allocation to collateralized mortgage obligations, corporate bonds, and asset-backed securities

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THRIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government/Credit Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$104.00	0.99%

Thornburg Limited Term Income Fund Tailored Shareholder Report	9/30/24 TH6151

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class R4	9.92%	1.84%	2.05%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	9.45%	1.26%	1.96%
Bloomberg U.S. Aggregate Total Return Value Index USD	11.57%	0.33%	1.84%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$6,430.2M
Number of Holdings	652
Annual Portfolio Turnover	59.42%
Total Advisory Fee	$20.8M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
U.S. Government	30.1
AAA	19.9
AA	4.6
A	17.0
BBB	20.1
NR	0.3
Below Invest. Grade	0.1
Cash Equivalents & Other	7.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Limited Term Income Fund Tailored Shareholder Report

Thornburg Limited Term Income Fund CLASS: R5 TICKER: THRRX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class R5 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class R5 shares outperformed the Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s slight short duration versus the Index was a relative detractor in this environment. However, this was offset by positive relative returns from the Fund’s allocation to collateralized mortgage obligations, corporate bonds, and asset-backed securities

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THRRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government/Credit Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$52.00	0.49%

Thornburg Limited Term Income Fund Tailored Shareholder Report	9/30/24 TH6152

Annual Performance	1 Year	5 Year	10 Year
Limited Term Income Fund Class R5	10.38%	2.35%	2.48%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	9.45%	1.26%	1.96%
Bloomberg U.S. Aggregate Total Return Value Index USD	11.57%	0.33%	1.84%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$6,430.2M
Number of Holdings	652
Annual Portfolio Turnover	59.42%
Total Advisory Fee	$20.8M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
U.S. Government	30.1
AAA	19.9
AA	4.6
A	17.0
BBB	20.1
NR	0.3
Below Invest. Grade	0.1
Cash Equivalents & Other	7.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Limited Term Income Fund Tailored Shareholder Report

Thornburg Limited Term Income Fund CLASS: R6 TICKER: THRLX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Limited Term Income Fund Class R6 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class R6 shares outperformed the Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s slight short duration versus the Index was a relative detractor in this environment. However, this was offset by positive relative returns from the Fund’s allocation to collateralized mortgage obligations, corporate bonds, and asset-backed securities

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fli/THRLX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government/Credit Intermediate Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44.00	0.42%

Thornburg Limited Term Income Fund Tailored Shareholder Report	9/30/24 TH6153

Annual Performance	1 Year	5 Year
Limited Term Income Fund Class R6	10.53%	2.42%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged	9.45%	1.26%
Bloomberg U.S. Aggregate Total Return Value Index USD	11.57%	0.33%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$6,430.2M
Number of Holdings	652
Annual Portfolio Turnover	59.42%
Total Advisory Fee	$20.8M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
U.S. Government	30.1
AAA	19.9
AA	4.6
A	17.0
BBB	20.1
NR	0.3
Below Invest. Grade	0.1
Cash Equivalents & Other	7.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Core Plus Bond Fund Tailored Shareholder Report

Thornburg Core Plus Bond Fund CLASS: A TICKER: THCAX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class A Shares for the period from October 2, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the period from the Fund’s inception on October 2, 2023 to September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. Security selection in corporate bonds, and to a lesser extent asset-backed securities, proved to be beneficial to the Fund’s relative performance. This was partially offset by performance from the Fund’s positioning along the U.S. Treasury yield curve. In particular, the Fund’s overweight to the 10-year part of the curve and underweight to the shorter part of the curve was a detractor to the Fund’s relative performance because longer-maturity securities tended to underperform shorter maturity securities during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79.00	0.75%

Fund costs may be higher for a full one year period.

Thornburg Core Plus Bond Fund Tailored Shareholder Report	9/30/24 TH6217

Annual Performance	Since Inception
Core Plus Bond Fund Class A (with sales charge)	7.45%
Core Plus Bond Fund Class A (without sales charge)	12.50%
Bloomberg U.S. Aggregate Total Return Value Index USD	12.34%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$165.5M
Number of Holdings	381
Annual Portfolio Turnover	73.32%
Total Advisory Fee	$0.0M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
U.S. Government	46.7
AAA	10.6
AA	3.1
A	11.1
BBB	16.9
NR	2.6
Below Invest. Grade	5.7
Cash Equivalents & Other	3.3

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 2, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Core Plus Bond Fund Tailored Shareholder Report

Thornburg Core Plus Bond Fund CLASS: C TICKER: THCCX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class C Shares for the period from October 2, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class C shares underperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the period from the Fund’s inception on October 2, 2023 to September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. Security selection in corporate bonds, and to a lesser extent asset-backed securities, proved to be beneficial to the Fund’s relative performance. This was partially offset by performance from the Fund’s positioning along the U.S. Treasury yield curve. In particular, the Fund’s overweight to the 10-year part of the curve and underweight to the shorter part of the curve was a detractor to the Fund’s relative performance because longer-maturity securities tended to underperform shorter maturity securities during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$158.00	1.50%

Fund costs may be higher for a full one year period.

Thornburg Core Plus Bond Fund Tailored Shareholder Report	9/30/24 TH6218

Annual Performance	Since Inception
Core Plus Bond Fund Class C (with sales charge)	10.78%
Core Plus Bond Fund Class C (without sales charge)	11.78%
Bloomberg U.S. Aggregate Total Return Value Index USD	12.34%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$165.5M
Number of Holdings	381
Annual Portfolio Turnover	73.32%
Total Advisory Fee	$0.0M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
U.S. Government	46.7
AAA	10.6
AA	3.1
A	11.1
BBB	16.9
NR	2.6
Below Invest. Grade	5.7
Cash Equivalents & Other	3.3

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 2, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Core Plus Bond Fund Tailored Shareholder Report

Thornburg Core Plus Bond Fund CLASS: I TICKER: THCIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class I Shares for the period from October 2, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the period from the Fund’s inception on October 2, 2023 to September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. Security selection in corporate bonds, and to a lesser extent asset-backed securities, proved to be beneficial to the Fund’s relative performance. This was partially offset by performance from the Fund’s positioning along the U.S. Treasury yield curve. In particular, the Fund’s overweight to the 10-year part of the curve and underweight to the shorter part of the curve was a detractor to the Fund’s relative performance because longer-maturity securities tended to underperform shorter maturity securities during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48.00	0.46%

Fund costs may be higher for a full one year period.

Thornburg Core Plus Bond Fund Tailored Shareholder Report	9/30/24 TH6219

Annual Performance	Since Inception
Core Plus Bond Fund Class I	12.80%
Bloomberg U.S. Aggregate Total Return Value Index USD	12.34%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$165.5M
Number of Holdings	381
Annual Portfolio Turnover	73.32%
Total Advisory Fee	$0.0M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
U.S. Government	46.7
AAA	10.6
AA	3.1
A	11.1
BBB	16.9
NR	2.6
Below Invest. Grade	5.7
Cash Equivalents & Other	3.3

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 2, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Core Plus Bond Fund Tailored Shareholder Report

Thornburg Core Plus Bond Fund CLASS: R3 TICKER: THCHX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class R3 Shares for the period from October 2, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class R3 shares performed in-line with the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the period from the Fund’s inception on October 2, 2023 to September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. Security selection in corporate bonds, and to a lesser extent asset-backed securities, proved to be beneficial to the Fund’s relative performance. This was partially offset by performance from the Fund’s positioning along the U.S. Treasury yield curve. In particular, the Fund’s overweight to the 10-year part of the curve and underweight to the shorter part of the curve was a detractor to the Fund’s relative performance because longer-maturity securities tended to underperform shorter maturity securities during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCHX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$106.00	1.00%

Fund costs may be higher for a full one year period.

Thornburg Core Plus Bond Fund Tailored Shareholder Report	9/30/24 TH6220

Annual Performance	Since Inception
Core Plus Bond Fund Class R3	12.23%
Bloomberg U.S. Aggregate Total Return Value Index USD	12.34%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$165.5M
Number of Holdings	381
Annual Portfolio Turnover	73.32%
Total Advisory Fee	$0.0M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
U.S. Government	46.7
AAA	10.6
AA	3.1
A	11.1
BBB	16.9
NR	2.6
Below Invest. Grade	5.7
Cash Equivalents & Other	3.3

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 2, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Core Plus Bond Fund Tailored Shareholder Report

Thornburg Core Plus Bond Fund CLASS: R4 TICKER: THCEX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class R4 Shares for the period from October 2, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class R4 shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the period from the Fund’s inception on October 2, 2023 to September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. Security selection in corporate bonds, and to a lesser extent asset-backed securities, proved to be beneficial to the Fund’s relative performance. This was partially offset by performance from the Fund’s positioning along the U.S. Treasury yield curve. In particular, the Fund’s overweight to the 10-year part of the curve and underweight to the shorter part of the curve was a detractor to the Fund’s relative performance because longer-maturity securities tended to underperform shorter maturity securities during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCEX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$79.00	0.75%

Fund costs may be higher for a full one year period.

Thornburg Core Plus Bond Fund Tailored Shareholder Report	9/30/24 TH6221

Annual Performance	Since Inception
Core Plus Bond Fund Class R4	12.51%
Bloomberg U.S. Aggregate Total Return Value Index USD	12.34%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$165.5M
Number of Holdings	381
Annual Portfolio Turnover	73.32%
Total Advisory Fee	$0.0M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
U.S. Government	46.7
AAA	10.6
AA	3.1
A	11.1
BBB	16.9
NR	2.6
Below Invest. Grade	5.7
Cash Equivalents & Other	3.3

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 2, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Core Plus Bond Fund Tailored Shareholder Report

Thornburg Core Plus Bond Fund CLASS: R5 TICKER: THCFX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class R5 Shares for the period from October 2, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class R5 shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the period from the Fund’s inception on October 2, 2023 to September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. Security selection in corporate bonds, and to a lesser extent asset-backed securities, proved to be beneficial to the Fund’s relative performance. This was partially offset by performance from the Fund’s positioning along the U.S. Treasury yield curve. In particular, the Fund’s overweight to the 10-year part of the curve and underweight to the shorter part of the curve was a detractor to the Fund’s relative performance because longer-maturity securities tended to underperform shorter maturity securities during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$53.00	0.50%

Fund costs may be higher for a full one year period.

Thornburg Core Plus Bond Fund Tailored Shareholder Report	9/30/24 TH6222

Annual Performance	Since Inception
Core Plus Bond Fund Class R5	12.79%
Bloomberg U.S. Aggregate Total Return Value Index USD	12.34%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$165.5M
Number of Holdings	381
Annual Portfolio Turnover	73.32%
Total Advisory Fee	$0.0M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
U.S. Government	46.7
AAA	10.6
AA	3.1
A	11.1
BBB	16.9
NR	2.6
Below Invest. Grade	5.7
Cash Equivalents & Other	3.3

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 2, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Core Plus Bond Fund Tailored Shareholder Report

Thornburg Core Plus Bond Fund CLASS: R6 TICKER: THCSX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Core Plus Bond Fund Class R6 Shares for the period from October 2, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class R6 shares outperformed the Bloomberg U.S. Aggregate Total Return Index Value USD (the “Index”) during the period from the Fund’s inception on October 2, 2023 to September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. Security selection in corporate bonds, and to a lesser extent asset-backed securities, proved to be beneficial to the Fund’s relative performance. This was partially offset by performance from the Fund’s positioning along the U.S. Treasury yield curve. In particular, the Fund’s overweight to the 10-year part of the curve and underweight to the shorter part of the curve was a detractor to the Fund’s relative performance because longer-maturity securities tended to underperform shorter maturity securities during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fcb/THCSX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$52.00	0.49%

Fund costs may be higher for a full one year period.

Thornburg Core Plus Bond Fund Tailored Shareholder Report	9/30/24 TH6223

Annual Performance	Since Inception
Core Plus Bond Fund Class R6	12.82%
Bloomberg U.S. Aggregate Total Return Value Index USD	12.34%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$165.5M
Number of Holdings	381
Annual Portfolio Turnover	73.32%
Total Advisory Fee	$0.0M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
U.S. Government	46.7
AAA	10.6
AA	3.1
A	11.1
BBB	16.9
NR	2.6
Below Invest. Grade	5.7
Cash Equivalents & Other	3.3

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 2, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Strategic Income Fund Tailored Shareholder Report

Thornburg Strategic Income Fund CLASS: A TICKER: TSIAX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Strategic Income Fund Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares underperformed the Bloomberg U.S. Universal Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s structural short duration versus the Index was a relative detractor in this environment. However, this was offset by positive relative returns from the Fund’s allocation to corporates and collateralized mortgage obligations. The Fund’s exposure to asset-backed securities was a modest detractor, while exposure to mortgage-passthrough securities proved to be neither a material contributor nor a detractor to the Fund’s performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSIAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Universal Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102.00	0.97%

Thornburg Strategic Income Fund Tailored Shareholder Report	9/30/24 TH6166

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class A (with sales charge)	5.82%	2.49%	2.86%
Strategic Income Fund Class A (without sales charge)	10.81%	3.43%	3.33%
Bloomberg U.S. Universal Total Return Index Value Unhedged	12.08%	0.70%	2.15%
Strategic Income Fund’s Blended Index	15.53%	2.95%	3.60%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$9,454.2M
Number of Holdings	1,154
Annual Portfolio Turnover	60.47%
Total Advisory Fee	$41.2M

What did the Fund invest in?

(as of September 30, 2024)

Fixed Income Credit Quality	(%)
U.S. Government	26.5
AAA	10.7
AA	2.4
A	11.8
BBB	22.1
BB	12.2
B	4.1
CCC	0.1
D	0.0
NR	4.2
Cash Equivalents & Other	5.9

5.9%
4.2%
0.0%
0.1%
4.1%
26.5%
12.2%
10.7%
22.1%
2.4%
11.8%

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Strategic Income Fund Tailored Shareholder Report

Thornburg Strategic Income Fund CLASS: C TICKER: TSICX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Strategic Income Fund Class C Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class C shares underperformed the Bloomberg U.S. Universal Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s structural short duration versus the Index was a relative detractor in this environment. However, this was offset by positive relative returns from the Fund’s allocation to corporates and collateralized mortgage obligations. The Fund’s exposure to asset-backed securities was a modest detractor, while exposure to mortgage-passthrough securities proved to be neither a material contributor nor a detractor to the Fund’s performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSICX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Universal Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180.00	1.72%

Thornburg Strategic Income Fund Tailored Shareholder Report	9/30/24 TH6167

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class C (with sales charge)	9.02%	2.68%	2.61%
Strategic Income Fund Class C (without sales charge)	10.02%	2.68%	2.61%
Bloomberg U.S. Universal Total Return Index Value Unhedged	12.08%	0.70%	2.15%
Strategic Income Fund’s Blended Index	15.53%	2.95%	3.60%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$9,454.2M
Number of Holdings	1,154
Annual Portfolio Turnover	60.47%
Total Advisory Fee	$41.2M

What did the Fund invest in?

(as of September 30, 2024)

Fixed Income Credit Quality	(%)
U.S. Government	26.5
AAA	10.7
AA	2.4
A	11.8
BBB	22.1
BB	12.2
B	4.1
CCC	0.1
D	0.0
NR	4.2
Cash Equivalents & Other	5.9

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Strategic Income Fund Tailored Shareholder Report

Thornburg Strategic Income Fund CLASS: I TICKER: TSIIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Strategic Income Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares underperformed the Bloomberg U.S. Universal Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s structural short duration versus the Index was a relative detractor in this environment. However, this was offset by positive relative returns from the Fund’s allocation to corporates and collateralized mortgage obligations. The Fund’s exposure to asset-backed securities was a modest detractor, while exposure to mortgage-passthrough securities proved to be neither a material contributor nor a detractor to the Fund’s performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSIIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Universal Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$63.00	0.60%

Thornburg Strategic Income Fund Tailored Shareholder Report	9/30/24 TH6168

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class I	11.24%	3.83%	3.72%
Bloomberg U.S. Universal Total Return Index Value Unhedged	12.08%	0.70%	2.15%
Strategic Income Fund’s Blended Index	15.53%	2.95%	3.60%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$9,454.2M
Number of Holdings	1,154
Annual Portfolio Turnover	60.47%
Total Advisory Fee	$41.2M

What did the Fund invest in?

(as of September 30, 2024)

Fixed Income Credit Quality	(%)
U.S. Government	26.5
AAA	10.7
AA	2.4
A	11.8
BBB	22.1
BB	12.2
B	4.1
CCC	0.1
D	0.0
NR	4.2
Cash Equivalents & Other	5.9

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Strategic Income Fund Tailored Shareholder Report

Thornburg Strategic Income Fund CLASS: R3 TICKER: TSIRX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Strategic Income Fund Class R3 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class R3 shares underperformed the Bloomberg U.S. Universal Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s structural short duration versus the Index was a relative detractor in this environment. However, this was offset by positive relative returns from the Fund’s allocation to corporates and collateralized mortgage obligations. The Fund’s exposure to asset-backed securities was a modest detractor, while exposure to mortgage-passthrough securities proved to be neither a material contributor nor a detractor to the Fund’s performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSIRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Universal Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$132.00	1.25%

Thornburg Strategic Income Fund Tailored Shareholder Report	9/30/24 TH6169

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class R3	10.52%	3.15%	3.14%
Bloomberg U.S. Universal Total Return Index Value Unhedged	12.08%	0.70%	2.15%
Strategic Income Fund’s Blended Index	15.53%	2.95%	3.60%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$9,454.2M
Number of Holdings	1,154
Annual Portfolio Turnover	60.47%
Total Advisory Fee	$41.2M

What did the Fund invest in?

(as of September 30, 2024)

Fixed Income Credit Quality	(%)
U.S. Government	26.5
AAA	10.7
AA	2.4
A	11.8
BBB	22.1
BB	12.2
B	4.1
CCC	0.1
D	0.0
NR	4.2
Cash Equivalents & Other	5.9

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Strategic Income Fund Tailored Shareholder Report

Thornburg Strategic Income Fund CLASS: R4 TICKER: TSRIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Strategic Income Fund Class R4 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class R4 shares underperformed the Bloomberg U.S. Universal Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s structural short duration versus the Index was a relative detractor in this environment. However, this was offset by positive relative returns from the Fund’s allocation to corporates and collateralized mortgage obligations. The Fund’s exposure to asset-backed securities was a modest detractor, while exposure to mortgage-passthrough securities proved to be neither a material contributor nor a detractor to the Fund’s performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSRIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Universal Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$132.00	1.25%

Thornburg Strategic Income Fund Tailored Shareholder Report	9/30/24 TH6170

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class R4	10.52%	3.17%	3.14%
Bloomberg U.S. Universal Total Return Index Value Unhedged	12.08%	0.70%	2.15%
Strategic Income Fund’s Blended Index	15.53%	2.95%	3.60%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$9,454.2M
Number of Holdings	1,154
Annual Portfolio Turnover	60.47%
Total Advisory Fee	$41.2M

What did the Fund invest in?

(as of September 30, 2024)

Fixed Income Credit Quality	(%)
U.S. Government	26.5
AAA	10.7
AA	2.4
A	11.8
BBB	22.1
BB	12.2
B	4.1
CCC	0.1
D	0.0
NR	4.2
Cash Equivalents & Other	5.9

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Strategic Income Fund Tailored Shareholder Report

Thornburg Strategic Income Fund CLASS: R5 TICKER: TSRRX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Strategic Income Fund Class R5 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class R5 shares underperformed the Bloomberg U.S. Universal Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s structural short duration versus the Index was a relative detractor in this environment. However, this was offset by positive relative returns from the Fund’s allocation to corporates and collateralized mortgage obligations. The Fund’s exposure to asset-backed securities was a modest detractor, while exposure to mortgage-passthrough securities proved to be neither a material contributor nor a detractor to the Fund’s performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSRRX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Universal Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$63.00	0.60%

Thornburg Strategic Income Fund Tailored Shareholder Report	9/30/24 TH6171

Annual Performance	1 Year	5 Year	10 Year
Strategic Income Fund Class R5	11.24%	3.83%	3.71%
Bloomberg U.S. Universal Total Return Index Value Unhedged	12.08%	0.70%	2.15%
Strategic Income Fund’s Blended Index	15.53%	2.95%	3.60%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$9,454.2M
Number of Holdings	1,154
Annual Portfolio Turnover	60.47%
Total Advisory Fee	$41.2M

What did the Fund invest in?

(as of September 30, 2024)

Fixed Income Credit Quality	(%)
U.S. Government	26.5
AAA	10.7
AA	2.4
A	11.8
BBB	22.1
BB	12.2
B	4.1
CCC	0.1
D	0.0
NR	4.2
Cash Equivalents & Other	5.9

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Strategic Income Fund Tailored Shareholder Report

Thornburg Strategic Income Fund CLASS: R6 TICKER: TSRSX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Strategic Income Fund Class R6 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class R6 shares underperformed the Bloomberg U.S. Universal Total Return Index Value Unhedged (the “Index”) during the 12-month period ended September 30, 2024. Treasury yields fell meaningfully over the 12-month period ended September 30, 2024, as U.S. inflation continued to improve, and the market priced in anticipated interest rate cuts by the Federal Reserve. The Fund’s structural short duration versus the Index was a relative detractor in this environment. However, this was offset by positive relative returns from the Fund’s allocation to corporates and collateralized mortgage obligations. The Fund’s exposure to asset-backed securities was a modest detractor, while exposure to mortgage-passthrough securities proved to be neither a material contributor nor a detractor to the Fund’s performance.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsi/TSRSX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the Bloomberg U.S. Aggregate Total Return Index Value USD as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Universal Total Return Index Value Unhedged as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$56.00	0.53%

Thornburg Strategic Income Fund Tailored Shareholder Report	9/30/24 TH6172

Annual Performance	1 Year	5 Year
Strategic Income Fund Class R6	11.30%	3.91%
Bloomberg U.S. Universal Total Return Index Value Unhedged	12.08%	0.70%
Strategic Income Fund’s Blended Index	15.53%	2.95%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$9,454.2M
Number of Holdings	1,154
Annual Portfolio Turnover	60.47%
Total Advisory Fee	$41.2M

What did the Fund invest in?

(as of September 30, 2024)

Fixed Income Credit Quality	(%)
U.S. Government	26.5
AAA	10.7
AA	2.4
A	11.8
BBB	22.1
BB	12.2
B	4.1
CCC	0.1
D	0.0
NR	4.2
Cash Equivalents & Other	5.9

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Short Duration Municipal Fund Tailored Shareholder Report

Thornburg Short Duration Municipal Fund CLASS: A TICKER: TLMAX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Short Duration Municipal Fund Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares underperformed the ICE BofA 1-3 Year U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, which produced strong absolute returns for the asset class. However, the Fund’s relative underperformance during the period was driven by its shorter duration and yield curve positioning versus its Index. The Fund’s relative performance benefited from active management with respect to its sector/quality returns thanks to its higher weighting to revenue and A-rated bonds. Specifically, within the revenue sector, multi-family housing bonds were a large contributor to relative performance during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fldm/TLMAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 1-3 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72.00	0.70%

Thornburg Short Duration Municipal Fund Tailored Shareholder Report	9/30/24 TH6124

Annual Performance	1 Year	5 Year	10 Year
Short Duration Municipal Fund Class A (with sales charge)	2.76%	0.57%	0.62%
Short Duration Municipal Fund Class A (without sales charge)	5.12%	0.88%	0.78%
ICE BofA 1-3 Year U.S. Municipal Securities Index	5.51%	1.41%	1.31%
ICE BofA U.S. Municipal Securities Index	10.52%	1.43%	2.58%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$117.9M
Number of Holdings	136
Annual Portfolio Turnover	63.53%
Total Advisory Fee	$0.5M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	23.7
AA	30.2
A	31.1
BBB	9.2
NR	4.3
Below Invest. Grade	0.0
Cash & Cash Equivalent	1.6

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Short Duration Municipal Fund Tailored Shareholder Report

Thornburg Short Duration Municipal Fund CLASS: I TICKER: TLMIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Short Duration Municipal Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares underperformed the ICE BofA 1-3 Year U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, which produced strong absolute returns for the asset class. However, the Fund’s relative underperformance during the period was driven by its shorter duration and yield curve positioning versus its Index. The Fund’s relative performance benefited from active management with respect to its sector/quality returns thanks to its higher weighting to revenue and A-rated bonds. Specifically, within the revenue sector, multi-family housing bonds were a large contributor to relative performance during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fldm/TLMIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 1-3 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51.00	0.50%

Thornburg Short Duration Municipal Fund Tailored Shareholder Report	9/30/24 TH6125

Annual Performance	1 Year	5 Year	10 Year
Short Duration Municipal Fund Class I	5.34%	1.07%	0.97%
ICE BofA 1-3 Year U.S. Municipal Securities Index	5.51%	1.41%	1.31%
ICE BofA U.S. Municipal Securities Index	10.52%	1.43%	2.58%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$117.9M
Number of Holdings	136
Annual Portfolio Turnover	63.53%
Total Advisory Fee	$0.5M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	23.7
AA	30.2
A	31.1
BBB	9.2
NR	4.3
Below Invest. Grade	0.0
Cash & Cash Equivalent	1.6

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Limited Term Municipal Fund Tailored Shareholder Report

Thornburg Limited Term Municipal Fund CLASS: A TICKER: LTMFX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Limited Term Municipal Fund Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares underperformed the ICE BofA 1-10 Year U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, producing strong absolute returns for the asset class. However, the Fund’s underperformance during the period was driven by its shorter duration and yield curve positioning compared to the Index. The Fund’s relative performance benefited from active management with respect to its sector/quality returns thanks to the Fund’s higher weighting to revenue bonds and A-rated bonds. Specifically, within the revenue sector, hospital and other utility bonds were large contributors to relative performance during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/flm/LTMFX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 1-10 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79.00	0.77%

Thornburg Limited Term Municipal Fund Tailored Shareholder Report	9/30/24 TH6120

Annual Performance	1 Year	5 Year	10 Year
Limited Term Municipal Fund Class A (with sales charge)	4.56%	0.58%	1.03%
Limited Term Municipal Fund Class A (without sales charge)	6.94%	0.88%	1.18%
ICE BofA 1-10 Year U.S. Municipal Securities Index	7.43%	1.37%	1.82%
ICE BofA U.S. Municipal Securities Index	10.52%	1.43%	2.58%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$2,492.9M
Number of Holdings	801
Annual Portfolio Turnover	39.61%
Total Advisory Fee	$8.7M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	12.9
AA	36.0
A	42.6
BBB	4.7
NR	1.4
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.3

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Limited Term Municipal Fund Tailored Shareholder Report

Thornburg Limited Term Municipal Fund CLASS: C TICKER: LTMCX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Limited Term Municipal Fund Class C Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class C shares underperformed the ICE BofA 1-10 Year U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, producing strong absolute returns for the asset class. However, the Fund’s underperformance during the period was driven by its shorter duration and yield curve positioning compared to the Index. The Fund’s relative performance benefited from active management with respect to its sector/quality returns thanks to the Fund’s higher weighting to revenue bonds and A-rated bonds. Specifically, within the revenue sector, hospital and other utility bonds were large contributors to relative performance during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/flm/LTMCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 1-10 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$107.00	1.04%

Thornburg Limited Term Municipal Fund Tailored Shareholder Report	9/30/24 TH6121

Annual Performance	1 Year	5 Year	10 Year
Limited Term Municipal Fund Class C (with sales charge)	6.22%	0.63%	0.94%
Limited Term Municipal Fund Class C (without sales charge)	6.72%	0.63%	0.94%
ICE BofA 1-10 Year U.S. Municipal Securities Index	7.43%	1.37%	1.82%
ICE BofA U.S. Municipal Securities Index	10.52%	1.43%	2.58%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$2,492.9M
Number of Holdings	801
Annual Portfolio Turnover	39.61%
Total Advisory Fee	$8.7M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	12.9
AA	36.0
A	42.6
BBB	4.7
NR	1.4
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.3

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Limited Term Municipal Fund Tailored Shareholder Report

Thornburg Limited Term Municipal Fund CLASS: C2 TICKER: LTMQX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Limited Term Municipal Fund Class C2 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class C2 shares underperformed the ICE BofA 1-10 Year U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, producing strong absolute returns for the asset class. However, the Fund’s underperformance during the period was driven by its shorter duration and yield curve positioning compared to the Index. The Fund’s relative performance benefited from active management with respect to its sector/quality returns thanks to the Fund’s higher weighting to revenue bonds and A-rated bonds. Specifically, within the revenue sector, hospital and other utility bonds were large contributors to relative performance during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 1-10 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$128.00	1.24%

Thornburg Limited Term Municipal Fund Tailored Shareholder Report	9/30/24 TH6123

Annual Performance	1 Year
Limited Term Municipal Fund Class C2 (with sales charge)	5.86%
Limited Term Municipal Fund Class C2 (without sales charge)	6.51%
ICE BofA 1-10 Year U.S. Municipal Securities Index	7.43%
ICE BofA U.S. Municipal Securities Index	10.52%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$2,492.9M
Number of Holdings	801
Annual Portfolio Turnover	39.61%
Total Advisory Fee	$8.7M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	12.9
AA	36.0
A	42.6
BBB	4.7
NR	1.4
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.3

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Limited Term Municipal Fund Tailored Shareholder Report

Thornburg Limited Term Municipal Fund CLASS: I TICKER: LTMIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Limited Term Municipal Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares underperformed the ICE BofA 1-10 Year U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, producing strong absolute returns for the asset class. However, the Fund’s underperformance during the period was driven by its shorter duration and yield curve positioning compared to the Index. The Fund’s relative performance benefited from active management with respect to its sector/quality returns thanks to the Fund’s higher weighting to revenue bonds and A-rated bonds. Specifically, within the revenue sector, hospital and other utility bonds were large contributors to relative performance during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/flm/LTMIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 1-10 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52.00	0.51%

Thornburg Limited Term Municipal Fund Tailored Shareholder Report	9/30/24 TH6122

Annual Performance	1 Year	5 Year	10 Year
Limited Term Municipal Fund Class I	7.22%	1.12%	1.45%
ICE BofA 1-10 Year U.S. Municipal Securities Index	7.43%	1.37%	1.82%
ICE BofA U.S. Municipal Securities Index	10.52%	1.43%	2.58%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$2,492.9M
Number of Holdings	801
Annual Portfolio Turnover	39.61%
Total Advisory Fee	$8.7M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	12.9
AA	36.0
A	42.6
BBB	4.7
NR	1.4
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.3

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Intermediate Municipal Fund Tailored Shareholder Report

Thornburg Intermediate Municipal Fund CLASS: A TICKER: THIMX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Intermediate Municipal Fund Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares performed in-line with the ICE BofA 3-15 Year U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, which produced strong absolute returns for the asset class. However, the Fund’s relative performance was hampered during the period by individual bond selection. The Fund’s relative performance benefited from active management due to its longer duration and sector/quality returns from its higher weighting to revenue and A-rated bonds. Specifically, within the revenue sector and other utilities bonds were a large contributor to relative performance during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fim/THIMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 3-15 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77.00	0.74%

Thornburg Intermediate Municipal Fund Tailored Shareholder Report	9/30/24 TH6140

Annual Performance	1 Year	5 Year	10 Year
Intermediate Municipal Fund Class A (with sales charge)	6.63%	0.94%	1.65%
Intermediate Municipal Fund Class A (without sales charge)	8.81%	1.35%	1.85%
ICE BofA 3-15 Year U.S. Municipal Securities Index	8.81%	1.41%	2.32%
ICE BofA U.S. Municipal Securities Index	10.52%	1.43%	2.58%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$1,020.5M
Number of Holdings	479
Annual Portfolio Turnover	29.65%
Total Advisory Fee	$4.5M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	10.8
AA	38.6
A	38.3
BBB	7.4
NR	2.5
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.5

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Intermediate Municipal Fund Tailored Shareholder Report

Thornburg Intermediate Municipal Fund CLASS: C TICKER: THMCX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Intermediate Municipal Fund Class C Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class C shares underperformed the ICE BofA 3-15 Year U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, which produced strong absolute returns for the asset class. However, the Fund’s relative performance was hampered during the period by individual bond selection. The Fund’s relative performance benefited from active management due to its longer duration and sector/quality returns from its higher weighting to revenue and A-rated bonds. Specifically, within the revenue sector and other utilities bonds were a large contributor to relative performance during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fim/THMCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 3-15 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$116.00	1.11%

Thornburg Intermediate Municipal Fund Tailored Shareholder Report	9/30/24 TH6141

Annual Performance	1 Year	5 Year	10 Year
Intermediate Municipal Fund Class C (with sales charge)	7.89%	0.98%	1.50%
Intermediate Municipal Fund Class C (without sales charge)	8.49%	0.98%	1.50%
ICE BofA 3-15 Year U.S. Municipal Securities Index	8.81%	1.41%	2.32%
ICE BofA U.S. Municipal Securities Index	10.52%	1.43%	2.58%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$1,020.5M
Number of Holdings	479
Annual Portfolio Turnover	29.65%
Total Advisory Fee	$4.5M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	10.8
AA	38.6
A	38.3
BBB	7.4
NR	2.5
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.5

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Intermediate Municipal Fund Tailored Shareholder Report

Thornburg Intermediate Municipal Fund CLASS: C2 TICKER: THMQX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Intermediate Municipal Fund Class C2 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class C2 shares underperformed the ICE BofA 3-15 Year U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, which produced strong absolute returns for the asset class. However, the Fund’s relative performance was hampered during the period by individual bond selection. The Fund’s relative performance benefited from active management due to its longer duration and sector/quality returns from its higher weighting to revenue and A-rated bonds. Specifically, within the revenue sector and other utilities bonds were a large contributor to relative performance during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 3-15 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$115.00	1.11%

Thornburg Intermediate Municipal Fund Tailored Shareholder Report	9/30/24 TH6143

Annual Performance	1 Year
Intermediate Municipal Fund Class C2 (with sales charge)	7.84%
Intermediate Municipal Fund Class C2 (without sales charge)	8.49%
ICE BofA 3-15 Year U.S. Municipal Securities Index	8.81%
ICE BofA U.S. Municipal Securities Index	10.52%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$1,020.5M
Number of Holdings	479
Annual Portfolio Turnover	29.65%
Total Advisory Fee	$4.5M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	10.8
AA	38.6
A	38.3
BBB	7.4
NR	2.5
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.5

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Intermediate Municipal Fund Tailored Shareholder Report

Thornburg Intermediate Municipal Fund CLASS: I TICKER: THMIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Intermediate Municipal Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares outperformed the ICE BofA 3-15 Year U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, which produced strong absolute returns for the asset class. However, the Fund’s relative performance was hampered during the period by individual bond selection. The Fund’s relative performance benefited from active management due to its longer duration and sector/quality returns from its higher weighting to revenue and A-rated bonds. Specifically, within the revenue sector and other utilities bonds were a large contributor to relative performance during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fim/THMIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund adopted the ICE BofA U.S. Municipal Securities Index as its broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 3-15 Year U.S. Municipal Securities Index as an additional index that represents the market sectors which the Fund’s advisor believes are more representative of the Fund’s investment universe.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52.00	0.50%

Thornburg Intermediate Municipal Fund Tailored Shareholder Report	9/30/24 TH6142

Annual Performance	1 Year	5 Year	10 Year
Intermediate Municipal Fund Class I	9.08%	1.59%	2.11%
ICE BofA 3-15 Year U.S. Municipal Securities Index	8.81%	1.41%	2.32%
ICE BofA U.S. Municipal Securities Index	10.52%	1.43%	2.58%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$1,020.5M
Number of Holdings	479
Annual Portfolio Turnover	29.65%
Total Advisory Fee	$4.5M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	10.8
AA	38.6
A	38.3
BBB	7.4
NR	2.5
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.5

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Strategic Municipal Income Tailored Shareholder Report

Thornburg Strategic Municipal Income CLASS: A TICKER: TSSAX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Strategic Municipal Income Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares underperformed the ICE BofA U.S. Municipal Master Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, producing strong absolute returns for the asset class. However, the Fund’s relative performance was hampered during the period by its shorter duration and yield curve positioning compared to its Index. The Fund’s relative performance benefited from active management with respect to its sector/quality returns thanks to its higher weighting to revenue and A-rated bonds. Specifically, within the revenue sector, healthcare and other utilities bonds were large contributors to relative performance during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsm/TSSAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the name of the Fund’s broad-based securities market index was changed from the ICE BofA U.S. Municipal Master Index to the ICE BofA U.S. Municipal Securities Index.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85.00	0.81%

Thornburg Strategic Municipal Income Tailored Shareholder Report	9/30/24 TH6144

Annual Performance	1 Year	5 Year	10 Year
Strategic Municipal Income Fund Class A (with sales charge)	8.22%	0.84%	1.70%
Strategic Municipal Income Fund Class A (without sales charge)	10.41%	1.24%	1.91%
ICE BofA U.S. Municipal Securities Index	10.52%	1.43%	2.58%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$322.3M
Number of Holdings	258
Annual Portfolio Turnover	23.43%
Total Advisory Fee	$1.6M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	5.1
AA	23.5
A	37.1
BBB	17.6
NR	12.2
Below Invest. Grade	1.3
Cash & Cash Equivalent	3.1

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Strategic Municipal Income Tailored Shareholder Report

Thornburg Strategic Municipal Income CLASS: C TICKER: TSSCX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Strategic Municipal Income Class C Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class C shares underperformed the ICE BofA U.S. Municipal Master Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, producing strong absolute returns for the asset class. However, the Fund’s relative performance was hampered during the period by its shorter duration and yield curve positioning compared to its Index. The Fund’s relative performance benefited from active management with respect to its sector/quality returns thanks to its higher weighting to revenue and A-rated bonds. Specifically, within the revenue sector, healthcare and other utilities bonds were large contributors to relative performance during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsm/TSSCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the name of the Fund’s broad-based securities market index was changed from the ICE BofA U.S. Municipal Master Index to the ICE BofA U.S. Municipal Securities Index.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$134.00	1.28%

Thornburg Strategic Municipal Income Tailored Shareholder Report	9/30/24 TH6145

Annual Performance	1 Year	5 Year	10 Year
Strategic Municipal Income Fund Class C (with sales charge)	9.36%	0.77%	1.47%
Strategic Municipal Income Fund Class C (without sales charge)	9.96%	0.77%	1.47%
ICE BofA U.S. Municipal Securities Index	10.52%	1.43%	2.58%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$322.3M
Number of Holdings	258
Annual Portfolio Turnover	23.43%
Total Advisory Fee	$1.6M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	5.1
AA	23.5
A	37.1
BBB	17.6
NR	12.2
Below Invest. Grade	1.3
Cash & Cash Equivalent	3.1

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Strategic Municipal Income Tailored Shareholder Report

Thornburg Strategic Municipal Income CLASS: I TICKER: TSSIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Strategic Municipal Income Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares outperformed the ICE BofA U.S. Municipal Master Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, producing strong absolute returns for the asset class. However, the Fund’s relative performance was hampered during the period by its shorter duration and yield curve positioning compared to its Index. The Fund’s relative performance benefited from active management with respect to its sector/quality returns thanks to its higher weighting to revenue and A-rated bonds. Specifically, within the revenue sector, healthcare and other utilities bonds were large contributors to relative performance during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fsm/TSSIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the name of the Fund’s broad-based securities market index was changed from the ICE BofA U.S. Municipal Master Index to the ICE BofA U.S. Municipal Securities Index.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62.00	0.59%

Thornburg Strategic Municipal Income Tailored Shareholder Report	9/30/24 TH6146

Annual Performance	1 Year	5 Year	10 Year
Strategic Municipal Income Fund Class I	10.72%	1.48%	2.16%
ICE BofA U.S. Municipal Securities Index	10.52%	1.43%	2.58%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$322.3M
Number of Holdings	258
Annual Portfolio Turnover	23.43%
Total Advisory Fee	$1.6M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	5.1
AA	23.5
A	37.1
BBB	17.6
NR	12.2
Below Invest. Grade	1.3
Cash & Cash Equivalent	3.1

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg California Limited Term Municipal Fund Tailored Shareholder Report

Thornburg California Limited Term Municipal Fund CLASS: A TICKER: LTCAX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg California Limited Term Municipal Fund Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares underperformed the ICE BofA 1-10 Year U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, producing strong absolute returns for the asset class. However, the Fund’s underperformance during the period was driven by its shorter duration and yield curve positioning compared to the Index. The Fund’s relative performance did benefit from its focus on California municipal bonds as opposed to the Index’s national focus. As a result, sector/quality returns and security selection contributed to relative performance during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fca/LTCAX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76.00	0.74%

Thornburg California Limited Term Municipal Fund Tailored Shareholder Report	9/30/24 TH6126

Annual Performance	1 Year	5 Year	10 Year
California Limited Term Municipal Fund Class A (with sales charge)	4.30%	0.44%	0.85%
California Limited Term Municipal Fund Class A (without sales charge)	6.71%	0.75%	1.00%
ICE BofA 1-10 Year U.S. Municipal Securities Index	7.43%	1.37%	1.82%
ICE BofA U.S. Municipal Securities Index	10.52%	1.43%	2.58%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$273.4M
Number of Holdings	197
Annual Portfolio Turnover	46.36%
Total Advisory Fee	$1.2M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	12.9
AA	51.6
A	24.8
BBB	8.6
NR	1.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	1.1

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg California Limited Term Municipal Fund Tailored Shareholder Report

Thornburg California Limited Term Municipal Fund CLASS: C TICKER: LTCCX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg California Limited Term Municipal Fund Class C Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class C shares underperformed the ICE BofA 1-10 Year U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, producing strong absolute returns for the asset class. However, the Fund’s underperformance during the period was driven by its shorter duration and yield curve positioning compared to the Index. The Fund’s relative performance did benefit from its focus on California municipal bonds as opposed to the Index’s national focus. As a result, sector/quality returns and security selection contributed to relative performance during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fca/LTCCX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$105.00	1.02%

Thornburg California Limited Term Municipal Fund Tailored Shareholder Report	9/30/24 TH6127

Annual Performance	1 Year	5 Year	10 Year
California Limited Term Municipal Fund Class C (with sales charge)	5.80%	0.46%	0.73%
California Limited Term Municipal Fund Class C (without sales charge)	6.32%	0.46%	0.73%
ICE BofA 1-10 Year U.S. Municipal Securities Index	7.43%	1.37%	1.82%
ICE BofA U.S. Municipal Securities Index	10.52%	1.43%	2.58%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$273.4M
Number of Holdings	197
Annual Portfolio Turnover	46.36%
Total Advisory Fee	$1.2M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	12.9
AA	51.6
A	24.8
BBB	8.6
NR	1.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	1.1

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg California Limited Term Municipal Fund Tailored Shareholder Report

Thornburg California Limited Term Municipal Fund CLASS: C2 TICKER: LTCQX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg California Limited Term Municipal Fund Class C2 Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class C2 shares underperformed the ICE BofA 1-10 Year U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, producing strong absolute returns for the asset class. However, the Fund’s underperformance during the period was driven by its shorter duration and yield curve positioning compared to the Index. The Fund’s relative performance did benefit from its focus on California municipal bonds as opposed to the Index’s national focus. As a result, sector/quality returns and security selection contributed to relative performance during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$105.00	1.02%

Thornburg California Limited Term Municipal Fund Tailored Shareholder Report	9/30/24 TH6129

Annual Performance	1 Year
California Limited Term Municipal Fund Class C2 (with sales charge)	5.76%
California Limited Term Municipal Fund Class C2 (without sales charge)	6.41%
ICE BofA 1-10 Year U.S. Municipal Securities Index	7.43%
ICE BofA U.S. Municipal Securities Index	10.52%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$273.4M
Number of Holdings	197
Annual Portfolio Turnover	46.36%
Total Advisory Fee	$1.2M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	12.9
AA	51.6
A	24.8
BBB	8.6
NR	1.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	1.1

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg California Limited Term Municipal Fund Tailored Shareholder Report

Thornburg California Limited Term Municipal Fund CLASS: I TICKER: LTCIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg California Limited Term Municipal Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares underperformed the ICE BofA 1-10 Year U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, producing strong absolute returns for the asset class. However, the Fund’s underperformance during the period was driven by its shorter duration and yield curve positioning compared to the Index. The Fund’s relative performance did benefit from its focus on California municipal bonds as opposed to the Index’s national focus. As a result, sector/quality returns and security selection contributed to relative performance during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fca/LTCIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51.00	0.49%

Thornburg California Limited Term Municipal Fund Tailored Shareholder Report	9/30/24 TH6128

Annual Performance	1 Year	5 Year	10 Year
California Limited Term Municipal Fund Class I	6.97%	1.01%	1.28%
ICE BofA 1-10 Year U.S. Municipal Securities Index	7.43%	1.37%	1.82%
ICE BofA U.S. Municipal Securities Index	10.52%	1.43%	2.58%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$273.4M
Number of Holdings	197
Annual Portfolio Turnover	46.36%
Total Advisory Fee	$1.2M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	12.9
AA	51.6
A	24.8
BBB	8.6
NR	1.0
Below Invest. Grade	0.0
Cash & Cash Equivalent	1.1

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg New Mexico Intermediate Municipal Fund Tailored Shareholder Report

Thornburg New Mexico Intermediate Municipal Fund CLASS: A TICKER: THNMX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg New Mexico Intermediate Municipal Fund Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares underperformed the ICE BofA 3-15 Year U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, producing strong absolute returns for the asset class. However, the Fund’s relative underperformance during the period was driven by its shorter duration and its focus on New Mexico bonds. The Fund’s single-state focus and the impact on relative performance were evident in individual bond selection. The Fund’s relative performance benefited from active management with respect to its sector/quality returns thanks to the Fund’s higher weighting to revenue and AA-rated bonds. Specifically, within the revenue sector, single-family housing and education bonds were positive contributors to relative performance during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fnm/THNMX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102.00	0.99%

Thornburg New Mexico Intermediate Municipal Fund Tailored Shareholder Report	9/30/24 TH6137

Annual Performance	1 Year	5 Year	10 Year
New Mexico Intermediate Municipal Fund Class A (with sales charge)	4.71%	0.16%	1.09%
New Mexico Intermediate Municipal Fund Class A (without sales charge)	6.89%	0.56%	1.29%
ICE BofA 3-15 Year U.S. Municipal Securities Index	8.81%	1.41%	2.32%
ICE BofA U.S. Municipal Securities Index	10.52%	1.43%	2.58%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$94.5M
Number of Holdings	94
Annual Portfolio Turnover	19.49%
Total Advisory Fee	$0.5M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	40.6
AA	43.5
A	5.2
BBB	8.3
NR	0.4
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.0

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg New Mexico Intermediate Municipal Fund Tailored Shareholder Report

Thornburg New Mexico Intermediate Municipal Fund CLASS: D TICKER: THNDX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg New Mexico Intermediate Municipal Fund Class D Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class D shares underperformed the ICE BofA 3-15 Year U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, producing strong absolute returns for the asset class. However, the Fund’s relative underperformance during the period was driven by its shorter duration and its focus on New Mexico bonds. The Fund’s single-state focus and the impact on relative performance were evident in individual bond selection. The Fund’s relative performance benefited from active management with respect to its sector/quality returns thanks to the Fund’s higher weighting to revenue and AA-rated bonds. Specifically, within the revenue sector, single-family housing and education bonds were positive contributors to relative performance during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fnm/THNDX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$128.00	1.24%

Thornburg New Mexico Intermediate Municipal Fund Tailored Shareholder Report	9/30/24 TH6138

Annual Performance	1 Year	5 Year	10 Year
New Mexico Intermediate Municipal Fund Class D	6.54%	0.29%	1.03%
ICE BofA 3-15 Year U.S. Municipal Securities Index	8.81%	1.41%	2.32%
ICE BofA U.S. Municipal Securities Index	10.52%	1.43%	2.58%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$94.5M
Number of Holdings	94
Annual Portfolio Turnover	19.49%
Total Advisory Fee	$0.5M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	40.6
AA	43.5
A	5.2
BBB	8.3
NR	0.4
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.0

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg New Mexico Intermediate Municipal Fund Tailored Shareholder Report

Thornburg New Mexico Intermediate Municipal Fund CLASS: I TICKER: THNIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg New Mexico Intermediate Municipal Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares underperformed the ICE BofA 3-15 Year U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, producing strong absolute returns for the asset class. However, the Fund’s relative underperformance during the period was driven by its shorter duration and its focus on New Mexico bonds. The Fund’s single-state focus and the impact on relative performance were evident in individual bond selection. The Fund’s relative performance benefited from active management with respect to its sector/quality returns thanks to the Fund’s higher weighting to revenue and AA-rated bonds. Specifically, within the revenue sector, single-family housing and education bonds were positive contributors to relative performance during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fnm/THNIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69.00	0.67%

Thornburg New Mexico Intermediate Municipal Fund Tailored Shareholder Report	9/30/24 TH6139

Annual Performance	1 Year	5 Year	10 Year
New Mexico Intermediate Municipal Fund Class I	7.15%	0.88%	1.61%
ICE BofA 3-15 Year U.S. Municipal Securities Index	8.81%	1.41%	2.32%
ICE BofA U.S. Municipal Securities Index	10.52%	1.43%	2.58%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$94.5M
Number of Holdings	94
Annual Portfolio Turnover	19.49%
Total Advisory Fee	$0.5M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	40.6
AA	43.5
A	5.2
BBB	8.3
NR	0.4
Below Invest. Grade	0.0
Cash & Cash Equivalent	2.0

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg New York Intermediate Municipal Fund Tailored Shareholder Report

Thornburg New York Intermediate Municipal Fund CLASS: A TICKER: THNYX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg New York Intermediate Municipal Fund Class A Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class A shares underperformed the ICE BofA 3-15 Year U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, which produced strong absolute returns for the asset class. However, the Fund’s relative underperformance during the period was driven by its shorter duration and its focus on New York bonds. The Fund’s single-state focus and the impact on relative performance were evident in individual bond selection. The Fund’s relative performance benefited from active management regarding its sector/quality returns and thanks to its higher weighting to revenue and AA-rated bonds. Specifically, within the revenue sector, multi-family housing and other utilities bonds were positive contributors to relative performance during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment and assumes the deduction of the maximum sales charge associated with that investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fny/THNYX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103.00	0.99%

Thornburg New York Intermediate Municipal Fund Tailored Shareholder Report	9/30/24 TH6157

Annual Performance	1 Year	5 Year	10 Year
New York Intermediate Municipal Fund Class A (with sales charge)	5.01%	0.44%	1.17%
New York Intermediate Municipal Fund Class A (without sales charge)	7.18%	0.84%	1.38%
ICE BofA 3-15 Year U.S. Municipal Securities Index	8.81%	1.41%	2.32%
ICE BofA U.S. Municipal Securities Index	10.52%	1.43%	2.58%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$25.3M
Number of Holdings	56
Annual Portfolio Turnover	20.23%
Total Advisory Fee	$0.1M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	20.5
AA	50.0
A	17.5
BBB	4.0
NR	7.4
Below Invest. Grade	0.0
Cash & Cash Equivalent	0.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg New York Intermediate Municipal Fund Tailored Shareholder Report

Thornburg New York Intermediate Municipal Fund CLASS: I TICKER: TNYIX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg New York Intermediate Municipal Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares underperformed the ICE BofA 3-15 Year U.S. Municipal Securities Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal bond yields boosted bond prices due to the inverse relationship between the two, which produced strong absolute returns for the asset class. However, the Fund’s relative underperformance during the period was driven by its shorter duration and its focus on New York bonds. The Fund’s single-state focus and the impact on relative performance were evident in individual bond selection. The Fund’s relative performance benefited from active management regarding its sector/quality returns and thanks to its higher weighting to revenue and AA-rated bonds. Specifically, within the revenue sector, multi-family housing and other utilities bonds were positive contributors to relative performance during the period.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, visit https://www.thornburg.com/product/mutual-funds/fny/TNYIX or call 1-800-847-0200. Performance for other share classes of the Fund will vary.

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$70.00	0.67%

Thornburg New York Intermediate Municipal Fund Tailored Shareholder Report	9/30/24 TH6158

Annual Performance	1 Year	5 Year	10 Year
New York Intermediate Municipal Fund Class I	7.53%	1.16%	1.70%
ICE BofA 3-15 Year U.S. Municipal Securities Index	8.81%	1.41%	2.32%
ICE BofA U.S. Municipal Securities Index	10.52%	1.43%	2.58%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$25.3M
Number of Holdings	56
Annual Portfolio Turnover	20.23%
Total Advisory Fee	$0.1M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	20.5
AA	50.0
A	17.5
BBB	4.0
NR	7.4
Below Invest. Grade	0.0
Cash & Cash Equivalent	0.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Emerging Markets Managed Account Fund Tailored Shareholder Report

Thornburg Emerging Markets Managed Account Fund CLASS: I TICKER: THMGX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Emerging Markets Managed Account Fund Class I Shares for the period from October 2, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares underperformed the MSCI Emerging Markets Net Total Return USD Index (the “Index”) during the period from the Fund’s inception on October 2, 2023 to September 30, 2024. The Fund’s relative underperformance during the period was primarily driven by bottom-up stock selection, followed by country allocation decisions. During the period, the Fund’s underweight allocation to materials and stock selection in communication services contributed positively to relative performance. Stock selection in health care and consumer staples were primary detractors. On a geographic basis, stock selection within South Korea and Saudi Arabia aided relative performance, while stock selection within China and Taiwan hampered relative results.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200.

Cumulative Performance

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$0.00	0.00%

Fund costs may be higher for a full one year period.

Thornburg Emerging Markets Managed Account Fund Tailored Shareholder Report	9/30/24 TH6224

Annual Performance	Since Inception
Emerging Markets Managed Account Fund Class I	6.67%
MSCI Emerging Markets Net Total Return USD Index	26.22%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$1.1M
Number of Holdings	29
Annual Portfolio Turnover	145.98%
Total Advisory Fee	$0.0M

What did the Fund invest in?

(as of September 30, 2024)

Market Capitalization Exposure	(%)
Small Cap (<$2.5 B)	10.2
Mid Cap ($2.5-12 B)	40.4
Large Cap (>$12 B)	49.4

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 2, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Municipal Managed Account Fund Tailored Shareholder Report

Thornburg Municipal Managed Account Fund CLASS: I TICKER: THMMX Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Municipal Managed Account Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares outperformed the ICE BofA U.S. Municipal Master Index (the “Index”) during the 12-month period ended September 30, 2024. The period began with municipal bond yields peaking in October of 2023, which marked the end of the Federal Reserve rate hiking cycle, before falling precipitously throughout the period and ending significantly lower. The backdrop of falling municipal yields boosted bond prices due to the inverse relationship between the two, which produced strong absolute returns for the asset class. However, the Fund’s relative performance during the period was negatively impacted by its yield curve positioning versus its Index. The Fund’s relative performance benefited from numerous factors, including its longer duration positioning versus the Index, sector/quality returns, and individual bond selection. The Fund benefited from our active management approach with respect to its sector/quality returns thanks to its higher weighting to revenue bonds and A-rated bonds. Specifically, within the revenue sector, hospital, and other utility bonds were large contributors to relative performance during the period

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200.

Cumulative Performance

Effective September 30, 2024, the name of the Fund’s broad-based securities market index was changed from the ICE BofA U.S. Municipal Master Index to the ICE BofA U.S. Municipal Securities Index.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$0.00	0.00%

Thornburg Municipal Managed Account Fund Tailored Shareholder Report	9/30/24 TH6216

Annual Performance	1 Year
Municipal Managed Account Fund Class I	13.02%
ICE BofA U.S. Municipal Securities Index	10.52%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$11.3M
Number of Holdings	62
Annual Portfolio Turnover	21.60%
Total Advisory Fee	$0.0M

What did the Fund invest in?

(as of September 30, 2024)

Credit Quality Ratings	(%)
AAA	15.1
AA	17.6
A	30.9
BBB	21.8
NR	11.9
Below Invest. Grade	0.9
Cash & Cash Equivalent	1.7

Expressed as a percentage of the Fund’s net assets. * Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

Thornburg Capital Management Fund Tailored Shareholder Report

Thornburg Capital Management Fund CLASS: I TICKER: N/A Annual Shareholder Report

This annual shareholder report contains important information about the Thornburg Capital Management Fund Class I Shares for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.thornburg.com/download. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.

How did the Fund perform last year and what affected its performance?

The Fund’s Class I shares generated positive total returns and outpaced the FTSE 1-Month Treasury Bill Local Currency Index (the “Index”) during the 12-month period ended September 30, 2024. Over the reporting period, the Fund accomplished its goal of 'safety of capital' by providing a share price of $10.00 that has not fluctuated since the Fund’s inception. The Fund has matched or beat the Index for all standard time periods since inception. As of September 30, 2024, throughout the life of the strategy, the Fund has never suffered a default on any cash equivalent investment.

How did the Fund perform over the past 10 years?

The line graph below reflects a hypothetical $10,000 investment. The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares. The performance information shown below represents past performance and is no guarantee of future results. For Fund performance current to the most recent month end, call 1-800-847-0200.

Cumulative Performance

Effective September 30, 2024, the Fund changed its benchmark to the ICE Bof A U.S. 1-Month Treasury Bill Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$1.00	0.01%

Thornburg Capital Management Fund Tailored Shareholder Report	9/30/24 TH6342

Annual Performance	1 Year	5 Year
Capital Management Fund Class I	5.70%	2.54%
FTSE 1-Month Treasury Bill Local Currency Index	5.56%	2.31%
ICE BofA U.S. 1-Month Treasury Bill Index	5.42%	2.25%

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Millions)	$2,094.0M
Number of Holdings	62
Annual Portfolio Turnover	0.00%
Total Advisory Fee	$0.0M

What did the Fund invest in?

(as of September 30, 2024)

Types of Holdings	(%)
Commercial Paper	59.6
Mutual Fund	33.7
Other Assets Less Liabilities	6.7

Expressed as a percentage of the Fund’s net assets.

How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at https://www.thornburg.com/download or upon request by calling 1-800-847-0200.

Changes In and Disagreements with Accountants

No changes and/or disagreements occurred in the current reporting period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.thornburg.com/download.

(b)	Not applicable.

Item 2. Code of Ethics

Thornburg Investment Trust (the “Trust”) has adopted a code of ethics described in Item 2 of Form N-CSR. A copy of the code of ethics is filed as an exhibit to this Form N-CSR. The Trust has not made any substantive amendments to its code of ethics during the period covered by this report, nor has the Trust granted any waivers from any provisions of its code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert

The Trustees of the Trust have determined that four members of the Trust’s audit committee, Sally Corning, James Weyhrauch, Susan Dubin, and Patrick Talamantes, are each audit committee financial experts as defined in Item 3 of Form N-CSR. Ms. Corning, Mr. Weyhrauch, Ms. Dubin, and Mr. Talamantes are each independent for purposes of Item 3 of Form N-CSR. The Trustees’ determinations in this regard were based upon their current understandings of the definition of “audit committee financial expert” and current interpretations of the definition. The Trustees call attention to the lack of clarity in the definition, and that shareholders and prospective investors may wish to evaluate independently this definition and the qualifications of the Trust’s audit committee. The definition of “audit committee financial expert,” together with comments on the definition, is set forth in the Securities and Exchange Commission’s website (www.sec.gov).

Item 4. Principal Accountant Fees and Services

(a)	Audit Fees

The aggregate fees billed to the Trust in each of the last two fiscal years for the audit of the Trust’s financial statements and for services that are normally provided by PricewaterhouseCoopers LLP, registered independent public accounting firm (“PWC”), in connection with statutory and regulatory filings or requirements for those fiscal years are set out below.

	Year Ended September 30, 2023	Year Ended September 30, 2024
Thornburg Investment Trust	$844,627	$901,610

(b)	Audit-Related Fees

The fees billed to the Trust by PWC in each of the last two fiscal years for assurance and related services that are reasonably related to the audit or review of the Trust’s financial statements (and that are not reflected in “Audit Fees,” above) are set out below.

	Year Ended September 30, 2023	Year Ended September 30, 2024
Thornburg Investment Trust	$92,083	$9,584

(c)	Tax Fees

The fees billed to the Trust by PWC in each of the last two fiscal years for professional services rendered by PWC for tax compliance, tax advice or tax planning, including amounts paid in connection with filing foreign tax reclaims, are set out below.

	Year Ended September 30, 2023	Year Ended September 30, 2024
Thornburg Investment Trust	$707,661	$636,076

(d)	All Other Fees

The fees billed to the Trust by PWC in each of the last two fiscal years for all other services rendered by PWC to the Trust are set out below.

	Year Ended September 30, 2023	Year Ended September 30, 2024
Thornburg Investment Trust	$0	$0

The figure shown under All Other Fees for the year ended September 30, 2023 includes amounts from out of pocket expenses during the 2022 annual audit. The figure shown under All Other Fees for the year ended September 30, 2024 includes amounts from out of pocket expenses during the 2023 annual audit.

(e)	Audit Committee Pre-Approval Policies and Procedures

As of September 30, 2024, the Trust’s Audit Committee has not adopted pre-approval policies and procedures.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by PwC to the Trust for the fiscal years ended September 30, 2024 and September 20, 2023 were $636,076 and $707,661, respectively. PWC performs no services for the investment advisor, the Funds’ principal underwriter or any other person controlling, controlled by, or under common control with the investment advisor which provides ongoing services to the Funds, and accordingly PwC did not bill any non-audit fees to those persons in either of the Trust’s last two fiscal years.

(h)	Not applicable

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	The schedule of investments for each Fund is filed as part of item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

The following financial statements and financial highlights are attached hereto, in order:

Thornburg Global Opportunities Fund

Thornburg International Equity Fund

Thornburg Better World International Fund

Thornburg International Growth Fund

Thornburg Developing World Fund

Thornburg Small/Mid Cap Core Fund

Thornburg Small/Mid Cap Growth Fund

Thornburg Investment Income Builder Fund

Thornburg Summit Fund

Thornburg Ultra Short Income Fund

Thornburg Limited Term U.S. Government Fund

Thornburg Limited Term Income Fund

Thornburg Core Plus Bond Fund

Thornburg Strategic Income Fund

Thornburg Short Duration Municipal Fund

Thornburg Limited Term Municipal Fund

Thornburg Intermediate Municipal Fund

Thornburg Strategic Municipal Income Fund

Thornburg California Limited Term Municipal Fund

Thornburg New Mexico Intermediate Municipal Fund

Thornburg New York Intermediate Municipal Fund

Thornburg Emerging Markets Managed Account Fund

Thornburg Municipal Managed Account Fund

Thornburg Capital Management Fund

ANNUAL FINANCIAL STATEMENTS | SEPTEMBER 30, 2024

THORNBURG FUNDS - ALL
CLASSES

Annual Financial Statements | September 30, 2024

Annual Financial Statements  |  3

Investments carry risks, including possible loss of principal. Additional risks may be associated with investments outside the United States, especially in emerging markets, including currency fluctuations, illiquidity, volatility, and political and economic risks. Investments in small- and mid-capitalization companies may increase the risk of greater price fluctuations. Portfolios investing in bonds have the same interest rate, inflation, and credit risks that are associated with the underlying bonds. The value of bonds will fluctuate relative to changes in interest rates, decreasing when interest rates rise. A short position will lose value as the security’s price increases. Theoretically, the loss on a short sale can be unlimited. Investments in derivatives are subject to the risks associated with the securities or other assets underlying the pool of securities, including illiquidity and difficulty in valuation. Please see the Funds’ prospectus for a discussion of the risks associated with an investment in the Funds. Investments in the Funds are not FDIC insured, nor are they deposits of or guaranteed by a bank or any other entity.

4  |  Annual Financial Statements

Schedule of Investments

Thornburg Global Opportunities Fund | September 30, 2024

	ISSUER-DESCRIPTION	SHARES	VALUE

	COMMON STOCK — 97.2%

	AUTOMOBILES & COMPONENTS — 2.0%
	Automobiles — 2.0%
	Mercedes-Benz Group AG	400,248	$25,858,899
			25,858,899
	BANKS — 11.4%
	Banks — 11.4%
	Bank of Ireland Group plc	4,746,831	52,997,839
	BNP Paribas SA	698,676	47,869,330
	Citigroup, Inc.	765,740	47,935,324
			148,802,493
	CAPITAL GOODS — 4.8%
	Aerospace & Defense — 1.3%
	L3Harris Technologies, Inc.	72,951	17,352,854
	Building Products — 1.3%
[a]	Builders FirstSource, Inc.	85,214	16,519,586
	Machinery — 2.2%
	Techtronic Industries Co. Ltd.	1,871,669	28,434,316
			62,306,756
	COMMERCIAL & PROFESSIONAL SERVICES — 2.6%
	Professional Services — 2.6%
[a]	CACI International, Inc. Class A	67,141	33,876,663
			33,876,663
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 5.4%
	Broadline Retail — 2.8%
	Alibaba Group Holding Ltd. Sponsored ADR	345,069	36,618,722
	Specialty Retail — 2.6%
	TJX Cos., Inc.	293,625	34,512,683
			71,131,405
	CONSUMER DURABLES & APPAREL — 2.7%
	Household Durables — 2.7%
	Barratt Developments plc	5,525,639	35,363,983
			35,363,983
	CONSUMER SERVICES — 6.6%
	Hotels, Restaurants & Leisure — 6.6%
	Booking Holdings, Inc.	7,525	31,696,203
	Galaxy Entertainment Group Ltd.	7,439,957	37,372,772
	Round One Corp.	2,236,116	17,036,333
			86,105,308
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.8%
	Consumer Staples Distribution & Retail — 1.8%
	Tesco plc	4,801,589	23,026,694
			23,026,694
	ENERGY — 9.5%
	Oil, Gas & Consumable Fuels — 9.5%
	Reliance Industries Ltd.	1,366,133	48,221,493
	Shell plc	937,260	30,845,473
	TotalEnergies SE	698,605	45,492,627
			124,559,593
	FINANCIAL SERVICES — 5.0%
	Capital Markets — 3.6%
	Charles Schwab Corp.	722,760	46,842,076

See notes to financial statements.	Annual Financial Statements | 5

Schedule of Investments, Continued

Thornburg Global Opportunities Fund | September 30, 2024

	ISSUER-DESCRIPTION	SHARES	VALUE

	Consumer Finance — 1.4%
	Capital One Financial Corp.	126,558	$18,949,529
			65,791,605
	FOOD, BEVERAGE & TOBACCO — 1.5%
	Beverages — 1.5%
	Coca-Cola Icecek AS	12,062,120	20,105,003
			20,105,003
	INSURANCE — 2.3%
	Insurance — 2.3%
	NN Group NV	598,131	29,814,935
			29,814,935
	MATERIALS — 7.6%
	Chemicals — 2.6%
	OCI NV	1,191,376	33,923,672
	Metals & Mining — 5.0%
	Freeport-McMoRan, Inc.	882,426	44,050,706
	Mineral Resources Ltd.	598,705	21,540,126
			99,514,504
	MEDIA & ENTERTAINMENT — 13.1%
	Interactive Media & Services — 13.1%
	Alphabet, Inc. Class A	369,578	61,294,511
	Meta Platforms, Inc. Class A	138,630	79,357,357
	Tencent Holdings Ltd.	537,813	30,758,461
			171,410,329
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.5%
	Pharmaceuticals — 1.5%
	Roche Holding AG	61,299	19,598,877
			19,598,877
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.6%
	Semiconductors & Semiconductor Equipment — 3.6%
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,534,114	46,392,084
			46,392,084
	SOFTWARE & SERVICES — 3.4%
	Software — 3.4%
	SAP SE	193,826	44,100,792
			44,100,792
	TECHNOLOGY HARDWARE & EQUIPMENT — 3.8%
	Technology Hardware, Storage & Peripherals — 3.8%
	Samsung Electronics Co. Ltd.	1,069,122	50,279,883
			50,279,883
	TELECOMMUNICATION SERVICES — 8.6%
	Diversified Telecommunication Services — 8.6%
	AT&T, Inc.	1,911,519	42,053,418
	Converge Information & Communications Technology Solutions, Inc.	53,806,615	15,708,699
	Deutsche Telekom AG	955,691	28,074,391
[a]	Zegona Communications plc	5,429,333	26,421,843
			112,258,351
	TOTAL COMMON STOCK (Cost $762,090,761)		1,270,298,157

6 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Global Opportunities Fund | September 30, 2024

	ISSUER-DESCRIPTION	SHARES	VALUE

	SHORT-TERM INVESTMENTS — 2.8%
[b]	Thornburg Capital Management Fund	3,618,696	$36,186,959
	TOTAL SHORT-TERM INVESTMENTS (Cost $36,186,959)		36,186,959

	TOTAL INVESTMENTS — 100.0% (Cost $798,277,720)		$1,306,485,116

	LIABILITIES NET OF OTHER ASSETS — (0.0)%		(461,797)

	NET ASSETS — 100.0%		$1,306,023,319

OUTSTANDING FORWARD CURRENCY CONTRACTS TO BUY OR SELL AT SEPTEMBER 30, 2024

CONTRACT DESCRIPTION	CONTRACT PARTY*	BUY/SELL	CONTRACT AMOUNT	CONTRACT VALUE DATE	VALUE USD	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION

Euro	SSB	Sell	77,089,000	12/20/2024	86,086,747	$—	$(28,057)
Euro	BBH	Sell	77,089,000	12/20/2024	86,086,747	—	(44,245)
Great Britain Pound	SSB	Sell	22,833,800	12/20/2024	30,522,213	—	(352,141)
Total						—	$(424,443)
Net unrealized appreciation (depreciation)							$(424,443)

* Counterparties include State Street Bank and Trust Company (“SSB”) and Brown Brothers Harriman & Co. (“BBH”).

Footnote Legend

a	Non-income producing.
b	Investment in Affiliates.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

COUNTRY EXPOSURE *

(percent of equity holdings)

United States	41.3%
Germany	7.7%
France	7.4%
United Kingdom	6.7%
China	5.3%
Netherlands	5.0%
Ireland	4.2%
South Korea	4.0%
India	3.8%
Taiwan	3.7%
Macao	2.9%
Hong Kong	2.2%
Australia	1.7%
Turkey	1.6%
Japan	1.3%
Philippines	1.2%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

See notes to financial statements.	Annual Financial Statements | 7

Schedule of Investments

Thornburg International Equity Fund | September 30, 2024

ISSUER-DESCRIPTION	SHARES	VALUE

COMMON STOCK — 95.4%

BANKS — 6.3%
Banks — 6.3%
BNP Paribas SA	696,455	$47,717,159
HDFC Bank Ltd.	712,104	14,717,730
ING Groep NV Series N	2,695,163	48,823,938
Mitsubishi UFJ Financial Group, Inc.	7,477,219	75,617,588
		186,876,415
CAPITAL GOODS — 17.1%
Aerospace & Defense — 5.5%
MTU Aero Engines AG	108,954	33,958,983
Rheinmetall AG	93,004	50,355,702
Safran SA	335,183	78,763,259
Construction & Engineering — 2.0%
Ferrovial SE	1,377,111	59,140,451
Electrical Equipment — 6.7%
ABB Ltd.	1,369,613	79,278,479
Mitsubishi Electric Corp.	1,899,700	30,446,749
Schneider Electric SE	345,230	90,769,905
Industrial Conglomerates — 2.9%
Hitachi Ltd.	3,219,803	84,703,949
		507,417,477
COMMERCIAL & PROFESSIONAL SERVICES — 1.5%
Professional Services — 1.5%
Recruit Holdings Co. Ltd.	738,258	44,714,113
		44,714,113
CONSUMER DURABLES & APPAREL — 5.7%
Household Durables — 3.3%
Sony Group Corp.	5,042,360	97,444,112
Textiles, Apparel & Luxury Goods — 2.4%
LVMH Moet Hennessy Louis Vuitton SE	93,039	71,305,403
		168,749,515
CONSUMER SERVICES — 4.2%
Diversified Consumer Services — 1.5%
New Oriental Education & Technology Group, Inc. Sponsored ADR	574,715	43,586,386
Hotels, Restaurants & Leisure — 2.7%
Galaxy Entertainment Group Ltd.	16,346,398	82,112,060
		125,698,446
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.3%
Consumer Staples Distribution & Retail — 1.3%
Alimentation Couche-Tard, Inc.	698,573	38,620,506
		38,620,506
ENERGY — 4.2%
Oil, Gas & Consumable Fuels — 4.2%
Shell plc	965,617	31,778,709
TotalEnergies SE	1,417,038	92,276,438
		124,055,147
FINANCIAL SERVICES — 2.9%
Capital Markets — 2.9%
B3 SA - Brasil Bolsa Balcao	17,564,731	34,531,686
Hong Kong Exchanges & Clearing Ltd.	1,232,563	51,719,811
		86,251,497

8 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg International Equity Fund | September 30, 2024

ISSUER-DESCRIPTION	SHARES	VALUE

FOOD, BEVERAGE & TOBACCO — 4.8%
Beverages — 3.3%
Diageo plc	736,239	$25,621,717
Kweichow Moutai Co. Ltd. Class A	287,846	71,714,315
Food Products — 1.5%
Danone SA	404,284	29,404,862
Nissin Foods Holdings Co. Ltd.	524,576	14,624,986
		141,365,880
HEALTH CARE EQUIPMENT & SERVICES — 1.1%
Health Care Equipment & Supplies — 1.1%
Alcon, Inc.	323,070	32,329,615
		32,329,615
HOUSEHOLD & PERSONAL PRODUCTS — 2.9%
Personal Care Products — 2.9%
L’Oreal SA	193,856	86,758,648
		86,758,648
INSURANCE — 4.3%
Insurance — 4.3%
Generali	1,642,992	47,459,840
NN Group NV	1,632,267	81,363,337
		128,823,177
MATERIALS — 5.7%
Chemicals — 4.7%
Air Liquide SA	267,677	51,625,328
Linde plc	188,179	89,318,581
Metals & Mining — 1.0%
Freeport-McMoRan, Inc.	593,997	29,652,330
		170,596,239
MEDIA & ENTERTAINMENT — 2.3%
Entertainment — 1.2%
Nexon Co. Ltd.	1,794,141	35,321,078
Interactive Media & Services — 1.1%
Kanzhun Ltd. ADR	1,838,583	31,917,801
		67,238,879
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 4.8%
Life Sciences Tools & Services — 0.1%
Stevanato Group SpA	149,015	2,980,300
Pharmaceuticals — 4.7%
AstraZeneca plc	394,284	61,084,761
Roche Holding AG	242,955	77,679,002
		141,744,063
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.5%
Semiconductors & Semiconductor Equipment — 4.5%
Disco Corp.	69,007	18,000,156
NVIDIA Corp.	290,772	35,311,352
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	459,453	79,793,202
		133,104,710
SOFTWARE & SERVICES — 3.4%
Software — 3.4%
Constellation Software, Inc.	16,647	54,158,601
SAP SE	212,048	48,246,802
		102,405,403
TECHNOLOGY HARDWARE & EQUIPMENT — 3.9%
Electronic Equipment, Instruments & Components — 1.4%
Keyence Corp.	87,291	41,518,266

See notes to financial statements.	Annual Financial Statements | 9

Schedule of Investments, Continued

Thornburg International Equity Fund | September 30, 2024

	ISSUER-DESCRIPTION	SHARES	VALUE

	Technology Hardware, Storage & Peripherals — 2.5%
	Samsung Electronics Co. Ltd.	1,559,494	$73,341,654
			114,859,920
	TELECOMMUNICATION SERVICES — 2.7%
	Diversified Telecommunication Services — 2.6%
	Internet Initiative Japan, Inc.	661,331	13,896,118
	Orange SA	5,416,203	62,008,709
	Wireless Telecommunication Services — 0.1%
	Vodafone Group plc	4,265,388	4,279,240
			80,184,067
	TRANSPORTATION — 3.8%
	Air Freight & Logistics — 1.0%
	Deutsche Post AG	662,641	29,526,866
	Ground Transportation — 2.8%
	Canadian Pacific Kansas City Ltd.	990,290	84,709,407
			114,236,273
	UTILITIES — 8.0%
	Electric Utilities — 6.0%
	Endesa SA	2,280,834	49,838,784
	Enel SpA	8,772,378	70,063,641
	Iberdrola SA	3,777,457	58,405,701
	Multi-Utilities — 2.0%
	E.ON SE	3,912,110	58,157,859
			236,465,985
	TOTAL COMMON STOCK (Cost $2,007,366,360)		2,832,495,975

	WARRANT — 0.0%

	SOFTWARE & SERVICES — 0.0%
	Software — 0.0%
[a,b]	Constellation Software, Inc., 3/31/2040	16,647	1
			1
	TOTAL WARRANTS (Cost $0)		1

	SHORT-TERM INVESTMENTS — 4.1%
[c]	Thornburg Capital Management Fund	12,099,663	120,996,633
	TOTAL SHORT-TERM INVESTMENTS (Cost $120,996,633)		120,996,633

	TOTAL INVESTMENTS — 99.5% (Cost $2,128,362,993)		$2,953,492,609

	OTHER ASSETS LESS LIABILITIES — 0.5%		15,643,542

	NET ASSETS — 100.0%		$2,969,136,151

OUTSTANDING FORWARD CURRENCY CONTRACTS TO BUY OR SELL AT SEPTEMBER 30, 2024

CONTRACT DESCRIPTION	CONTRACT PARTY*	BUY/SELL	CONTRACT AMOUNT	CONTRACT VALUE DATE	VALUE USD	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION

Euro	BBH	Sell	177,770,200	11/20/2024	198,278,093	$—	$(1,953,484)
Net unrealized appreciation (depreciation)							$(1,953,484)

* Counterparty includes Brown Brothers Harriman & Co. (“BBH”).

Footnote Legend

a	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
b	Non-income producing.
c	Investment in Affiliates.

10 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg International Equity Fund | September 30, 2024

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

COUNTRY EXPOSURE *

(percent of equity holdings)

France	18.4%
Japan	16.1%
United States	15.7%
Germany	7.8%
Canada	6.3%
China	5.2%
Netherlands	4.6%
Italy	4.3%
Spain	3.8%
United Kingdom	3.2%
Macao	2.9%
Taiwan	2.8%
Switzerland	2.8%
South Korea	2.6%
Hong Kong	1.8%
Brazil	1.2%
India	0.5%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

See notes to financial statements.	Annual Financial Statements | 11

Schedule of Investments

Thornburg Better World International Fund | September 30, 2024

	ISSUER-DESCRIPTION	SHARES	VALUE

	COMMON STOCK — 95.9%

	AUTOMOBILES & COMPONENTS — 1.0%
	Automobiles — 1.0%
	Mercedes-Benz Group AG	89,966	$5,812,451
			5,812,451
	BANKS — 6.9%
	Banks — 6.9%
	BNP Paribas SA	201,002	13,771,520
	HDFC Bank Ltd. ADR	155,348	9,718,571
	Mitsubishi UFJ Financial Group, Inc.	1,543,577	15,610,292
			39,100,383
	CAPITAL GOODS — 13.1%
	Building Products — 0.3%
[a]	Munters Group AB	83,236	1,899,802
	Electrical Equipment — 8.5%
	ABB Ltd.	233,261	13,502,046
	Mitsubishi Electric Corp.	536,000	8,590,544
	Nexans SA	83,213	12,189,911
	Schneider Electric SE	54,138	14,234,282
	Industrial Conglomerates — 3.0%
	Hitachi Ltd.	641,200	16,868,166
	Machinery — 1.3%
	FANUC Corp.	262,200	7,643,890
			74,928,641
	COMMERCIAL & PROFESSIONAL SERVICES — 7.3%
	Commercial Services & Supplies — 5.0%
	Daiei Kankyo Co. Ltd.	172,300	3,728,322
	Elis SA	456,825	9,529,561
	Tetra Tech, Inc.	60,911	2,872,563
	Waste Connections, Inc.	70,034	12,523,480
	Professional Services — 2.3%
	Recruit Holdings Co. Ltd.	150,500	9,115,342
	UL Solutions, Inc. Class A	50,000	2,465,000
[b]	Visional, Inc.	23,400	1,291,090
			41,525,358
	CONSUMER DURABLES & APPAREL — 7.0%
	Household Durables — 4.3%
	Barratt Developments plc	766,272	4,904,125
	Sony Group Corp.	1,016,710	19,648,023
	Textiles, Apparel & Luxury Goods — 2.7%
	LVMH Moet Hennessy Louis Vuitton SE	20,364	15,607,038
			40,159,186
	CONSUMER SERVICES — 2.1%
	Diversified Consumer Services — 2.1%
	New Oriental Education & Technology Group, Inc. Sponsored ADR	155,741	11,811,397
			11,811,397
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 4.1%
	Consumer Staples Distribution & Retail — 4.1%
	Alimentation Couche-Tard, Inc.	214,996	11,886,022
	Costco Wholesale Corp.	12,734	11,288,946
			23,174,968

12 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Better World International Fund | September 30, 2024

	ISSUER-DESCRIPTION	SHARES	VALUE

	FINANCIAL SERVICES — 3.7%
	Capital Markets — 3.7%
	B3 SA - Brasil Bolsa Balcao	3,664,912	$7,205,097
	Hong Kong Exchanges & Clearing Ltd.	333,700	14,002,449
			21,207,546
	FOOD, BEVERAGE & TOBACCO — 3.1%
	Food Products — 3.1%
	Danone SA	178,271	12,966,217
	Nissin Foods Holdings Co. Ltd.	174,700	4,870,572
			17,836,789
	HEALTH CARE EQUIPMENT & SERVICES — 3.7%
	Health Care Equipment & Supplies — 2.7%
	Alcon, Inc.	154,060	15,348,661
	Health Care Technology — 1.0%
	Pro Medicus Ltd.	48,086	5,925,790
			21,274,451
	HOUSEHOLD & PERSONAL PRODUCTS — 4.5%
	Personal Care Products — 4.5%
[b]	BellRing Brands, Inc.	142,147	8,631,166
	L’Oreal SA	38,131	17,065,213
			25,696,379
	MATERIALS — 3.1%
	Chemicals — 3.1%
	Linde plc	37,516	17,806,853
			17,806,853
	MEDIA & ENTERTAINMENT — 1.8%
	Entertainment — 0.6%
	Walt Disney Co.	37,348	3,592,504
	Interactive Media & Services — 1.2%
	Kanzhun Ltd. ADR	394,870	6,854,943
			10,447,447
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 10.7%
	Life Sciences Tools & Services — 2.7%
	Lonza Group AG	16,912	10,682,525
	Stevanato Group SpA	224,136	4,482,720
	Pharmaceuticals — 8.0%
	Novartis AG	49,019	5,626,745
	Novo Nordisk AS Class B	107,998	12,689,046
	Pfizer, Inc.	377,958	10,938,105
	Roche Holding AG	51,437	16,445,740
			60,864,881
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.3%
	Semiconductors & Semiconductor Equipment — 3.3%
	ASML Holding NV	6,015	4,992,235
	Disco Corp.	34,400	8,973,080
	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	26,909	4,673,286
			18,638,601
	SOFTWARE & SERVICES — 6.8%
	Information Technology Services — 0.8%
[b]	Globant SA	24,454	4,845,315
	Software — 6.0%
	Constellation Software, Inc.	5,355	17,421,716
	SAP SE	73,297	16,677,101
			38,944,132

See notes to financial statements.	Annual Financial Statements | 13

Schedule of Investments, Continued

Thornburg Better World International Fund | September 30, 2024

	ISSUER-DESCRIPTION	SHARES	VALUE

	TECHNOLOGY HARDWARE & EQUIPMENT — 4.0%
	Electronic Equipment, Instruments & Components — 1.1%
	Keyence Corp.	12,300	$5,850,256
	Technology Hardware, Storage & Peripherals — 2.9%
	Samsung Electronics Co. Ltd.	354,652	16,678,977
			22,529,233
	TELECOMMUNICATION SERVICES — 2.4%
	Diversified Telecommunication Services — 2.4%
	Internet Initiative Japan, Inc.	505,100	10,613,338
	Orange SA	245,838	2,814,536
			13,427,874
	TRANSPORTATION — 3.2%
	Ground Transportation — 3.2%
	Canadian Pacific Kansas City Ltd.	209,882	17,953,306
			17,953,306
	UTILITIES — 4.1%
	Electric Utilities — 4.1%
	Endesa SA	406,239	8,876,779
	Enel SpA	1,321,818	10,557,158
	Iberdrola SA	254,728	3,938,514
			23,372,451
	TOTAL COMMON STOCK (Cost $439,109,284)		546,512,327

	WARRANT — 0.0%

	SOFTWARE & SERVICES — 0.0%
	Software — 0.0%
[b,c]	Constellation Software, Inc., 3/31/2040	6,276	1
			1
	TOTAL WARRANTS (Cost $0)		1

	SHORT-TERM INVESTMENTS — 3.9%
[d]	Thornburg Capital Management Fund	2,215,305	22,153,050
	TOTAL SHORT-TERM INVESTMENTS (Cost $22,153,050)		22,153,050

	TOTAL INVESTMENTS — 99.8% (Cost $461,262,334)		$568,665,378

	OTHER ASSETS LESS LIABILITIES — 0.2%		1,390,666

	NET ASSETS — 100.0%		$570,056,044

Footnote Legend

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the aggregate value of these securities in the Fund’s portfolio was $1,899,802, representing 0.33% of the Fund’s net assets.
b	Non-income producing.
c	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
d	Investment in Affiliates.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

14 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Better World International Fund | September 30, 2024

COUNTRY EXPOSURE *

(percent of equity holdings)

United States	22.1%
Japan	20.6%
France	15.4%
Canada	8.6%
Switzerland	5.5%
Germany	4.1%
China	3.4%
South Korea	3.1%
Italy	2.8%
Hong Kong	2.6%
Spain	2.3%
Denmark	2.3%
India	1.8%
Brazil	1.3%
Australia	1.1%
Netherlands	0.9%
United Kingdom	0.9%
Taiwan	0.9%
Sweden	0.3%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

See notes to financial statements.	Annual Financial Statements | 15

Schedule of Investments

Thornburg International Growth Fund | September 30, 2024

	ISSUER-DESCRIPTION	SHARES	VALUE

	COMMON STOCK — 98.3%

	AUTOMOBILES & COMPONENTS — 2.3%
	Automobiles — 2.3%
	Ferrari NV	42,718	$20,082,159
			20,082,159
	BANKS — 1.4%
	Banks — 1.4%
[a]	NU Holdings Ltd. Class A	934,928	12,761,767
			12,761,767
	CAPITAL GOODS — 1.5%
	Trading Companies & Distributors — 1.5%
	Diploma plc	220,687	13,082,408
			13,082,408
	COMMERCIAL & PROFESSIONAL SERVICES — 1.4%
	Professional Services — 1.4%
	Wolters Kluwer NV	72,801	12,261,108
			12,261,108
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 4.0%
	Broadline Retail — 4.0%
	B&M European Value Retail SA	1,354,166	7,516,999
[a]	MercadoLibre, Inc.	13,566	27,836,889
			35,353,888
	CONSUMER DURABLES & APPAREL — 1.5%
	Textiles, Apparel & Luxury Goods — 1.5%
	Brunello Cucinelli SpA	125,730	13,540,770
			13,540,770
	CONSUMER SERVICES — 1.6%
	Hotels, Restaurants & Leisure — 1.6%
[a]	Flutter Entertainment plc	58,088	13,783,121
			13,783,121
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.9%
	Consumer Staples Distribution & Retail — 0.9%
	Raia Drogasil SA	1,746,007	8,169,635
			8,169,635
	FINANCIAL SERVICES — 11.1%
	Capital Markets — 6.9%
	Blue Owl Capital, Inc. Class A	477,101	9,236,675
	Deutsche Boerse AG	78,642	18,444,740
	Hong Kong Exchanges & Clearing Ltd.	525,400	22,046,410
[a]	M&A Research Institute Holdings, Inc.	547,600	11,373,011
	Financial Services — 4.2%
	Mastercard, Inc. Class A	61,549	30,392,896
	Visa, Inc. Class A	22,762	6,258,412
			97,752,144
	FOOD, BEVERAGE & TOBACCO — 3.0%
	Beverages — 3.0%
	Davide Campari-Milano NV	1,602,347	13,555,752
	Kweichow Moutai Co. Ltd. Class A	51,983	12,951,110
			26,506,862

16 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg International Growth Fund | September 30, 2024

	ISSUER-DESCRIPTION	SHARES	VALUE

	HEALTH CARE EQUIPMENT & SERVICES — 5.0%
	Health Care Equipment & Supplies — 5.0%
	Alcon, Inc.	217,734	$21,692,362
	Hoya Corp.	163,000	22,438,372
			44,130,734
	HOUSEHOLD & PERSONAL PRODUCTS — 3.0%
	Personal Care Products — 3.0%
	Beiersdorf AG	174,233	26,211,986
			26,211,986
	INSURANCE — 1.3%
	Insurance — 1.3%
[a]	PB Fintech Ltd.	598,322	11,483,970
			11,483,970
	MATERIALS — 3.8%
	Chemicals — 2.2%
	Air Liquide SA	101,570	19,589,224
	Metals & Mining — 1.6%
	Teck Resources Ltd. Class B	261,417	13,654,107
			33,243,331
	MEDIA & ENTERTAINMENT — 9.3%
	Entertainment — 2.1%
[a]	Sea Ltd. ADR	198,313	18,696,950
	Interactive Media & Services — 5.6%
	Hemnet Group AB	376,310	13,850,606
	Tencent Holdings Ltd.	620,700	35,498,912
	Media — 1.6%
	Schibsted ASA Class A	433,387	13,987,711
			82,034,179
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 17.2%
	Biotechnology — 2.3%
[a,b]	BioArctic AB Class B	416,113	6,494,179
	CSL Ltd.	69,919	13,838,350
	Life Sciences Tools & Services — 5.3%
[a]	ICON plc ADR	74,893	21,517,508
	Lonza Group AG	39,650	25,045,064
	Pharmaceuticals — 9.6%
	AstraZeneca plc	218,376	33,832,075
	Novo Nordisk AS Sponsored ADR	423,706	50,450,673
			151,177,849
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 15.9%
	Semiconductors & Semiconductor Equipment — 15.9%
[a]	Advanced Micro Devices, Inc.	94,133	15,445,342
	ASML Holding NV	52,490	43,564,821
	BE Semiconductor Industries NV	79,544	10,054,212
	Disco Corp.	54,200	14,137,819
	SK Hynix, Inc.	69,385	9,264,067
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,585,000	47,930,893
			140,397,154
	SOFTWARE & SERVICES — 9.4%
	Information Technology Services — 7.8%
[a]	Globant SA	80,818	16,013,279
	Nomura Research Institute Ltd.	854,200	31,499,461
[a]	Shopify, Inc. Class A	267,209	21,414,129
	Software — 1.6%
[a]	Money Forward, Inc.	339,700	13,843,262
			82,770,131

See notes to financial statements.	Annual Financial Statements | 17

Schedule of Investments, Continued

Thornburg International Growth Fund | September 30, 2024

	ISSUER-DESCRIPTION	SHARES	VALUE

	TECHNOLOGY HARDWARE & EQUIPMENT — 2.3%
	Electronic Equipment, Instruments & Components — 2.3%
	Keyence Corp.	41,700	$19,833,794
			19,833,794
	UTILITIES — 2.4%
	Multi-Utilities — 2.4%
	E.ON SE	1,445,889	21,494,745
			21,494,745
	TOTAL COMMON STOCK (Cost $557,986,232)		866,071,735

	SHORT-TERM INVESTMENTS — 2.4%
[c]	Thornburg Capital Management Fund	2,146,453	21,464,529
	TOTAL SHORT-TERM INVESTMENTS (Cost $21,464,529)		21,464,529

	TOTAL INVESTMENTS — 100.7% (Cost $579,450,761)		$887,536,264

	LIABILITIES NET OF OTHER ASSETS — (0.7)%		(5,932,728)

	NET ASSETS — 100.0%		$881,603,536

Footnote Legend

[a]	Non-income producing.

[b]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the aggregate value of these securities in the Fund’s portfolio was $6,494,179, representing 0.74% of the Fund’s net assets.

[c]	Investment in Affiliates.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

COUNTRY EXPOSURE *

(percent of equity holdings)

United States	15.5%
Japan	13.1%
United Kingdom	7.9%
Germany	7.6%
Netherlands	7.6%
Denmark	5.8%
Brazil	5.6%
China	5.6%
Taiwan	5.5%
Italy	5.4%
Canada	4.1%
Switzerland	2.9%
Hong Kong	2.5%
Sweden	2.4%
France	2.3%
Singapore	2.2%
Norway	1.6%
India	1.3%
South Korea	1.1%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

18 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments

Thornburg Developing World Fund | September 30, 2024

	ISSUER-DESCRIPTION	SHARES	VALUE

	COMMON STOCK — 98.0%

	AUTOMOBILES & COMPONENTS — 1.2%
	Automobiles — 1.2%
	Kia Corp.	106,369	$8,125,918
			8,125,918
	BANKS — 13.7%
	Banks — 13.7%
	Al Rajhi Bank	286,125	6,650,877
	Bank Rakyat Indonesia Persero Tbk. PT	20,161,400	6,591,739
	China Construction Bank Corp. Class H	23,825,500	18,021,179
	Credicorp Ltd.	38,215	6,915,769
	Grupo Financiero Banorte SAB de CV Class O	968,759	6,894,966
	ICICI Bank Ltd.	920,689	13,996,351
	KB Financial Group, Inc.	157,658	9,753,408
[a]	NU Holdings Ltd. Class A	458,634	6,260,354
	SCB X PCL	3,206,225	10,860,960
	State Bank of India	693,790	6,523,847
			92,469,450
	CAPITAL GOODS — 2.5%
	Aerospace & Defense — 1.4%
	LIG Nex1 Co. Ltd.	57,876	9,338,408
	Machinery — 1.1%
	Techtronic Industries Co. Ltd.	499,000	7,580,787
			16,919,195
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 12.2%
	Broadline Retail — 11.0%
	Alibaba Group Holding Ltd.	1,291,700	18,277,559
[a]	MercadoLibre, Inc.	3,286	6,742,740
	Naspers Ltd. Class N	163,619	39,725,964
[a]	PDD Holdings, Inc. ADR	70,339	9,482,401
	Specialty Retail — 1.2%
	K Car Co. Ltd.	829,218	8,198,967
			82,427,631
	CONSUMER DURABLES & APPAREL — 1.6%
	Textiles, Apparel & Luxury Goods — 1.6%
	Kalyan Jewellers India Ltd.	1,228,229	10,689,683
			10,689,683
	CONSUMER SERVICES — 5.1%
	Diversified Consumer Services — 1.3%
	New Oriental Education & Technology Group, Inc. Sponsored ADR	109,914	8,335,878
	Hotels, Restaurants & Leisure — 3.8%
[a,b]	Meituan Class B	445,100	9,848,042
[a]	Trip.com Group Ltd. ADR	143,314	8,517,151
[a]	Zomato Ltd.	2,258,632	7,355,268
			34,056,339
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.8%
	Consumer Staples Distribution & Retail — 2.8%
	BIM Birlesik Magazalar AS	425,729	6,177,879
[a,b]	Dino Polska SA	81,062	7,385,930
[a]	Sendas Distribuidora SA	3,986,700	5,466,646
			19,030,455
	ENERGY — 6.3%
	Energy Equipment & Services — 1.6%
	ADNOC Drilling Co. PJSC	8,447,457	10,878,281

See notes to financial statements.	Annual Financial Statements | 19

Schedule of Investments, Continued

Thornburg Developing World Fund | September 30, 2024

	ISSUER-DESCRIPTION	SHARES	VALUE

	Oil, Gas & Consumable Fuels — 4.7%
	PetroChina Co. Ltd. Class H	7,408,000	$6,041,629
	PRIO SA	821,093	6,530,822
	Reliance Industries Ltd.	374,831	13,230,711
[a]	Vista Energy SAB de CV ADR	128,824	5,691,445
			42,372,888
	FINANCIAL SERVICES — 5.8%
	Capital Markets — 3.3%
	360 ONE WAM Ltd.	527,358	6,532,094
	Hong Kong Exchanges & Clearing Ltd.	217,900	9,143,343
	Saudi Tadawul Group Holding Co.	103,338	6,247,550
	Financial Services — 2.5%
	FirstRand Ltd.	2,089,020	10,042,772
[b]	Home First Finance Co. India Ltd.	490,768	6,970,500
			38,936,259
	FOOD, BEVERAGE & TOBACCO — 4.7%
	Beverages — 3.3%
	Kweichow Moutai Co. Ltd. Class A	33,150	8,259,033
	Varun Beverages Ltd.	1,885,052	13,670,922
	Food Products — 1.4%
	China Mengniu Dairy Co. Ltd.	3,961,200	9,528,668
			31,458,623
	HEALTH CARE EQUIPMENT & SERVICES — 1.9%
	Health Care Providers & Services — 1.9%
	Max Healthcare Institute Ltd.	1,103,320	13,100,084
			13,100,084
	HOUSEHOLD & PERSONAL PRODUCTS — 1.3%
	Personal Care Products — 1.3%
	Proya Cosmetics Co. Ltd. Class A	553,495	8,684,920
			8,684,920
	INSURANCE — 3.7%
	Insurance — 3.7%
	AIA Group Ltd.	948,692	8,499,829
	Fubon Financial Holding Co. Ltd.	3,654,050	10,437,999
[a]	PB Fintech Ltd.	319,287	6,128,276
			25,066,104
	MEDIA & ENTERTAINMENT — 0.8%
	Entertainment — 0.8%
	Tencent Music Entertainment Group ADR	449,612	5,417,825
			5,417,825
	REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.0%
	Real Estate Management & Development — 3.0%
	Aldar Properties PJSC	3,375,914	6,911,660
	Corp. Inmobiliaria Vesta SAB de CV ADR	245,596	6,616,356
[b]	Macrotech Developers Ltd.	451,276	6,666,723
			20,194,739
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 15.8%
	Semiconductors & Semiconductor Equipment — 15.8%
	Alchip Technologies Ltd.	81,507	5,086,702
	MediaTek, Inc.	217,000	8,056,973
	SK Hynix, Inc.	155,934	20,819,818
	Taiwan Semiconductor Manufacturing Co. Ltd.	2,398,000	72,516,266
			106,479,759

20 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Developing World Fund | September 30, 2024

	ISSUER-DESCRIPTION	SHARES	VALUE

	SOFTWARE & SERVICES — 2.0%
	Information Technology Services — 2.0%
	HCL Technologies Ltd.	642,634	$13,772,714
			13,772,714
	TECHNOLOGY HARDWARE & EQUIPMENT — 5.7%
	Electronic Equipment, Instruments & Components — 1.9%
	Hon Hai Precision Industry Co. Ltd.	1,164,000	6,896,497
	Lotes Co. Ltd.	140,800	6,162,072
	Technology Hardware, Storage & Peripherals — 3.8%
	Samsung Electronics Co. Ltd.	546,816	25,716,283
			38,774,852
	TELECOMMUNICATION SERVICES — 1.6%
	Diversified Telecommunication Services — 1.6%
	Converge Information & Communications Technology Solutions, Inc.	37,887,634	11,061,195
			11,061,195
	TRANSPORTATION — 4.1%
	Transportation Infrastructure — 4.1%
	Adani Ports & Special Economic Zone Ltd.	763,689	13,185,742
	Jiangsu Expressway Co. Ltd. Class H	6,811,000	6,895,241
	Salik Co. PJSC	6,733,480	7,571,166
			27,652,149
	UTILITIES — 2.2%
	Gas Utilities — 1.2%
	China Resources Gas Group Ltd.	1,991,500	8,031,223
	Independent Power and Renewable Electricity Producers — 1.0%
	NHPC Ltd.	5,861,179	6,623,453
			14,654,676
	TOTAL COMMON STOCK (Cost $484,425,546)		661,345,458

	PREFERRED STOCK — 2.5%

	BANKS — 1.5%
	Banks — 1.5%
	Itau Unibanco Holding SA 6.508%	1,565,060	10,373,977
			10,373,977
	ENERGY — 1.0%
	Oil, Gas & Consumable Fuels — 1.0%
	Petroleo Brasileiro SA 13.568%	966,282	6,387,249
			6,387,249
	TOTAL PREFERRED STOCK (Cost $15,047,552)		16,761,226

	SHORT-TERM INVESTMENTS — 0.2%
[c]	Thornburg Capital Management Fund	110,824	1,108,242
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,108,242)		1,108,242

	TOTAL INVESTMENTS — 100.7% (Cost $500,581,340)		$679,214,926

	LIABILITIES NET OF OTHER ASSETS — (0.7)%		(4,452,875)

	NET ASSETS — 100.0%		$674,762,051

Footnote Legend

a	Non-income producing.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the aggregate value of these securities in the Fund’s portfolio was $30,871,195, representing 4.58% of the Fund’s net assets.

c	Investment in Affiliates.

See notes to financial statements.	Annual Financial Statements | 21

Schedule of Investments, Continued

Thornburg Developing World Fund | September 30, 2024

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

COUNTRY EXPOSURE *

(percent of equity holdings)

India	20.4%
China	18.5%
Taiwan	16.1%
South Korea	12.1%
South Africa	7.3%
Brazil	6.2%
United Arab Emirates	3.8%
Hong Kong	3.7%
Mexico	2.8%
Saudi Arabia	1.9%
Philippines	1.6%
Thailand	1.6%
Poland	1.1%
Peru	1.0%
Indonesia	1.0%
Turkey	0.9%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

22 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments

Thornburg Small/Mid Cap Core Fund | September 30, 2024

	ISSUER-DESCRIPTION	SHARES	VALUE

	COMMON STOCK — 98.4%

	BANKS — 5.3%
	Banks — 5.3%
	Pinnacle Financial Partners, Inc.	150,346	$14,729,397
	Western Alliance Bancorp	172,512	14,920,563
			29,649,960
	CAPITAL GOODS — 14.9%
	Building Products — 2.6%
[a]	Builders FirstSource, Inc.	74,383	14,419,888
	Construction & Engineering — 3.4%
	Arcosa, Inc.	113,819	10,785,489
[a]	MYR Group, Inc.	82,062	8,389,198
	Electrical Equipment — 2.7%
	Vertiv Holdings Co. Class A	154,133	15,334,692
	Machinery — 2.4%
	ITT, Inc.	88,518	13,234,326
	Trading Companies & Distributors — 3.8%
	Air Lease Corp. Class A	159,200	7,210,168
	Applied Industrial Technologies, Inc.	61,613	13,747,709
			83,121,470
	COMMERCIAL & PROFESSIONAL SERVICES — 9.4%
	Commercial Services & Supplies — 6.5%
[a]	Casella Waste Systems, Inc. Class A	190,669	18,969,659
[a]	Clean Harbors, Inc.	72,746	17,583,435
	Professional Services — 2.9%
	TransUnion	153,704	16,092,809
			52,645,903
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 3.7%
	Distributors — 1.5%
	Pool Corp.	22,991	8,663,009
	Specialty Retail — 2.2%
	Group 1 Automotive, Inc.	31,769	12,168,798
			20,831,807
	CONSUMER DURABLES & APPAREL — 7.5%
	Household Durables — 4.3%
	SharkNinja, Inc.	131,705	14,317,651
[a]	Smith Douglas Homes Corp.	248,654	9,394,148
	Leisure Products — 1.4%
	Acushnet Holdings Corp.	122,371	7,801,152
	Textiles, Apparel & Luxury Goods — 1.8%
[a]	Deckers Outdoor Corp.	63,876	10,185,028
			41,697,979
	CONSUMER SERVICES — 1.9%
	Hotels, Restaurants & Leisure — 1.9%
	Wyndham Hotels & Resorts, Inc.	135,783	10,610,084
			10,610,084
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.1%
	Consumer Staples Distribution & Retail — 2.1%
[a]	BJ’s Wholesale Club Holdings, Inc.	144,305	11,902,276
			11,902,276
	ENERGY — 5.1%
	Energy Equipment & Services — 3.6%
	Liberty Energy, Inc. Class A	354,387	6,765,248
	TechnipFMC plc	518,917	13,611,193

See notes to financial statements.	Annual Financial Statements | 23

Schedule of Investments, Continued

Thornburg Small/Mid Cap Core Fund | September 30, 2024

	ISSUER-DESCRIPTION	SHARES	VALUE

	Oil, Gas & Consumable Fuels — 1.5%
	Matador Resources Co.	167,652	$8,285,362
			28,661,803
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.9%
	Retail REITs — 1.9%
	Kite Realty Group Trust	409,532	10,877,170
			10,877,170
	FINANCIAL SERVICES — 9.6%
	Capital Markets — 5.1%
	DigitalBridge Group, Inc.	618,609	8,740,945
	LPL Financial Holdings, Inc.	48,467	11,274,878
	PJT Partners, Inc. Class A	63,896	8,519,893
	Financial Services — 4.5%
[a]	Repay Holdings Corp. Class A	1,265,266	10,324,571
	Walker & Dunlop, Inc.	132,826	15,087,705
			53,947,992
	FOOD, BEVERAGE & TOBACCO — 2.3%
	Food Products — 2.3%
[a]	SunOpta, Inc.	2,016,937	12,868,058
			12,868,058
	HEALTH CARE EQUIPMENT & SERVICES — 1.6%
	Health Care Providers & Services — 1.6%
[a]	Tenet Healthcare Corp.	52,178	8,671,984
			8,671,984
	INSURANCE — 4.2%
	Insurance — 4.2%
	Assurant, Inc.	61,567	12,243,214
	Kemper Corp.	179,758	11,010,177
			23,253,391
	MATERIALS — 3.4%
	Chemicals — 3.4%
	Scotts Miracle-Gro Co.	84,898	7,360,656
	Sensient Technologies Corp.	144,099	11,559,622
			18,920,278
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 5.1%
	Biotechnology — 2.7%
[a]	BioMarin Pharmaceutical, Inc.	88,664	6,232,192
[a]	Cytokinetics, Inc.	170,037	8,977,954
	Life Sciences Tools & Services — 2.4%
[a]	Avantor, Inc.	517,562	13,389,329
			28,599,475
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.3%
	Semiconductors & Semiconductor Equipment — 3.3%
	Entegris, Inc.	79,868	8,987,546
[a]	MACOM Technology Solutions Holdings, Inc.	87,263	9,708,881
			18,696,427
	SOFTWARE & SERVICES — 8.3%
	Software — 8.3%
[a]	Agilysys, Inc.	131,105	14,286,512
[a]	Aspen Technology, Inc.	40,696	9,719,019
[a]	CCC Intelligent Solutions Holdings, Inc.	1,095,603	12,106,413
[a]	Nutanix, Inc. Class A	175,581	10,403,174
			46,515,118

24 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Small/Mid Cap Core Fund | September 30, 2024

	ISSUER-DESCRIPTION	SHARES	VALUE

	TECHNOLOGY HARDWARE & EQUIPMENT — 4.4%
	Electronic Equipment, Instruments & Components — 2.9%
[a]	Coherent Corp.	182,518	$16,227,676
	Technology Hardware, Storage & Peripherals — 1.5%
[a]	Pure Storage, Inc. Class A	165,613	8,320,397
			24,548,073
	TRANSPORTATION — 1.9%
	Ground Transportation — 1.9%
[a]	XPO, Inc.	98,689	10,610,054
			10,610,054
	UTILITIES — 2.5%
	Electric Utilities — 2.5%
	TXNM Energy, Inc.	318,388	13,935,843
			13,935,843
	TOTAL COMMON STOCK (Cost $407,845,530)		550,565,145

	SHORT-TERM INVESTMENTS — 1.8%
[b]	Thornburg Capital Management Fund	1,020,381	10,203,814
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,203,814)		10,203,814

	TOTAL INVESTMENTS — 100.2% (Cost $418,049,344)		$560,768,959

	LIABILITIES NET OF OTHER ASSETS — (0.2)%		(919,849)

	NET ASSETS — 100.0%		$559,849,110

Footnote Legend

a	Non-income producing.

b	Investment in Affiliates.

See notes to financial statements.	Annual Financial Statements | 25

Schedule of Investments

Thornburg Small/Mid Cap Growth Fund | September 30, 2024

	ISSUER-DESCRIPTION	SHARES	VALUE

	COMMON STOCK — 98.0%

	CAPITAL GOODS — 13.2%
	Aerospace & Defense — 1.0%
	Woodward, Inc.	16,239	$2,785,151
	Building Products — 2.3%
[a]	Builders FirstSource, Inc.	32,516	6,303,552
	Construction & Engineering — 3.3%
	Arcosa, Inc.	47,049	4,458,363
[a]	MYR Group, Inc.	45,528	4,654,327
	Electrical Equipment — 3.8%
	Vertiv Holdings Co. Class A	106,771	10,622,647
	Trading Companies & Distributors — 2.8%
	Applied Industrial Technologies, Inc.	34,468	7,690,845
			36,514,885
	COMMERCIAL & PROFESSIONAL SERVICES — 9.6%
	Commercial Services & Supplies — 6.4%
[a]	Casella Waste Systems, Inc. Class A	107,311	10,676,371
	Tetra Tech, Inc.	144,110	6,796,228
	Professional Services — 3.2%
	TransUnion	84,915	8,890,600
			26,363,199
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 1.7%
	Distributors — 1.7%
	Pool Corp.	12,806	4,825,301
			4,825,301
	CONSUMER DURABLES & APPAREL — 6.3%
	Household Durables — 3.5%
	SharkNinja, Inc.	88,045	9,571,372
	Textiles, Apparel & Luxury Goods — 2.8%
[a]	On Holding AG Class A	153,459	7,695,969
			17,267,341
	CONSUMER SERVICES — 4.0%
	Hotels, Restaurants & Leisure — 4.0%
	Churchill Downs, Inc.	49,544	6,698,844
	Hyatt Hotels Corp. Class A	27,601	4,200,872
			10,899,716
	ENERGY — 2.6%
	Energy Equipment & Services — 2.6%
	TechnipFMC plc	274,881	7,210,129
			7,210,129
	FINANCIAL SERVICES — 4.2%
	Capital Markets — 1.6%
	Tradeweb Markets, Inc. Class A	35,519	4,392,635
	Financial Services — 2.6%
[a]	Shift4 Payments, Inc. Class A	80,583	7,139,654
			11,532,289
	FOOD, BEVERAGE & TOBACCO — 4.2%
	Beverages — 1.1%
[a]	Celsius Holdings, Inc.	97,913	3,070,552
	Food Products — 3.1%
[a]	Freshpet, Inc.	61,589	8,423,527
			11,494,079

26 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Small/Mid Cap Growth Fund | September 30, 2024

	ISSUER-DESCRIPTION	SHARES	VALUE

	HEALTH CARE EQUIPMENT & SERVICES — 4.8%
	Health Care Equipment & Supplies — 3.7%
[a]	Glaukos Corp.	38,511	$5,017,213
[a]	Inspire Medical Systems, Inc.	25,241	5,327,113
	Health Care Providers & Services — 1.1%
[a]	Surgery Partners, Inc.	91,031	2,934,840
			13,279,166
	HOUSEHOLD & PERSONAL PRODUCTS — 1.0%
	Personal Care Products — 1.0%
[a]	elf Beauty, Inc.	26,580	2,898,017
			2,898,017
	INSURANCE — 2.8%
	Insurance — 2.8%
	Ryan Specialty Holdings, Inc. Class A	116,525	7,736,095
			7,736,095
	MEDIA & ENTERTAINMENT — 2.2%
	Entertainment — 2.2%
[a]	Liberty Media Corp.-Liberty Formula One Class C	77,241	5,980,771
			5,980,771
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 12.8%
	Biotechnology — 6.8%
[a]	Cytokinetics, Inc.	106,227	5,608,786
[a]	Insmed, Inc.	75,869	5,538,437
[a]	Sarepta Therapeutics, Inc.	32,186	4,019,709
[a]	Syndax Pharmaceuticals, Inc.	116,812	2,248,631
[a]	Vera Therapeutics, Inc. Class A	30,880	1,364,896
	Life Sciences Tools & Services — 6.0%
[a]	Avantor, Inc.	225,675	5,838,212
[a]	Repligen Corp.	33,316	4,958,087
	Stevanato Group SpA	281,144	5,622,880
			35,199,638
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.0%
	Semiconductors & Semiconductor Equipment — 7.0%
[a]	Credo Technology Group Holding Ltd.	192,665	5,934,082
	Monolithic Power Systems, Inc.	4,794	4,432,053
[a]	Onto Innovation, Inc.	29,189	6,058,469
[a]	Rambus, Inc.	69,048	2,915,206
			19,339,810
	SOFTWARE & SERVICES — 17.5%
	Software — 17.5%
[a]	Agilysys, Inc.	74,470	8,114,996
	Bentley Systems, Inc. Class B	143,778	7,305,360
[a]	CCC Intelligent Solutions Holdings, Inc.	637,774	7,047,403
[a]	Clearwater Analytics Holdings, Inc. Class A	283,767	7,165,117
[a]	CyberArk Software Ltd.	27,383	7,985,156
[a]	JFrog Ltd.	127,094	3,690,810
[a]	Monday.com Ltd.	25,114	6,975,916
			48,284,758
	TECHNOLOGY HARDWARE & EQUIPMENT — 2.1%
	Technology Hardware, Storage & Peripherals — 2.1%
[a]	Pure Storage, Inc. Class A	114,401	5,747,506
			5,747,506

See notes to financial statements.	Annual Financial Statements | 27

Schedule of Investments, Continued

Thornburg Small/Mid Cap Growth Fund | September 30, 2024

	ISSUER-DESCRIPTION	SHARES	VALUE

	TRANSPORTATION — 2.0%
	Ground Transportation — 2.0%
[a]	Saia, Inc.	12,850	$5,618,791
			5,618,791
	TOTAL COMMON STOCK (Cost $200,312,571)		270,191,491

	SHORT-TERM INVESTMENTS — 2.1%
[b]	Thornburg Capital Management Fund	582,901	5,829,012
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,829,012)		5,829,012

	TOTAL INVESTMENTS — 100.1% (Cost $206,141,583)		$276,020,503

	LIABILITIES NET OF OTHER ASSETS — (0.1)%		(408,978)

	NET ASSETS — 100.0%		$275,611,525

Footnote Legend

a	Non-income producing.

b	Investment in Affiliates.

28 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments

Thornburg Investment Income Builder Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	COMMON STOCK — 84.1%

	AUTOMOBILES & COMPONENTS — 0.5%
	Automobiles — 0.5%
	Mercedes-Benz Group AG	930,600	$60,123,453
	Stellantis NV	1,040,100	14,365,817
			74,489,270
	BANKS — 9.7%
	Banks — 9.7%
	Bank of Ireland Group plc	17,164,250	191,636,939
	BNP Paribas SA	6,576,800	450,605,152
	Citigroup, Inc.	6,315,017	395,320,064
	JPMorgan Chase & Co.	959,266	202,270,829
	Regions Financial Corp.	4,956,393	115,632,649
			1,355,465,633
	CAPITAL GOODS — 1.3%
	Aerospace & Defense — 1.3%
	BAE Systems plc	10,930,100	180,835,871
			180,835,871
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 1.5%
	Specialty Retail — 1.5%
	Home Depot, Inc.	505,482	204,821,306
			204,821,306
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.2%
	Consumer Staples Distribution & Retail — 3.2%
	BIM Birlesik Magazalar AS	2,799,600	40,625,821
	Tesco plc	83,026,330	398,164,428
			438,790,249
	ENERGY — 8.6%
	Oil, Gas & Consumable Fuels — 8.6%
	Enbridge, Inc.	3,309,521	134,441,261
	Eni SpA	4,369,900	66,554,059
	Equinor ASA	3,029,100	76,553,094
[a,b]	Foresea Holding SA	147,823	1,840,396
[a]	LUKOIL PJSC	314,000	226,080
[a,b,c]	Malamute Energy, Inc.	12,439	12,439
	Petroleo Brasileiro SA Sponsored ADR	7,310,155	105,339,334
	Shell plc	3,035,600	98,417,318
	TC Energy Corp.	3,702,454	175,999,680
	TotalEnergies SE	8,267,100	538,347,274
			1,197,730,935
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.3%
	Residential REITs — 0.3%
	Elme Communities	2,454,592	43,176,273
			43,176,273
	FINANCIAL SERVICES — 4.8%
	Capital Markets — 2.6%
	CME Group, Inc.	1,197,705	264,273,608
	MidCap Financial Investment Corp.	2,937,783	39,336,915
[c]	SLR Investment Corp.	4,307,900	64,833,895
	Financial Services — 1.6%
	Equitable Holdings, Inc.	5,226,798	219,682,320
	Mortgage Real Estate Investment Trusts — 0.6%
[c]	Chimera Investment Corp.	4,947,862	78,324,655
			666,451,393

See notes to financial statements.	Annual Financial Statements | 29

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	FOOD, BEVERAGE & TOBACCO — 0.5%
	Food Products — 0.5%
	Nestle SA	729,900	$73,270,283
			73,270,283
	HEALTH CARE EQUIPMENT & SERVICES — 1.1%
	Health Care Equipment & Supplies — 1.1%
	Medtronic plc	1,746,295	157,218,939
			157,218,939
	INSURANCE — 4.8%
	Insurance — 4.8%
	AXA SA	891,200	34,255,098
	Generali	5,694,247	164,485,313
	NN Group NV	9,329,916	465,066,743
			663,807,154
	MATERIALS — 3.9%
	Chemicals — 2.1%
	LyondellBasell Industries NV Class A	1,867,909	179,132,473
	OCI NV	3,878,000	110,423,576
	Metals & Mining — 1.8%
	Glencore plc	43,016,400	245,973,631
[a]	GMK Norilskiy Nickel PAO	35,140,000	2,073,260
			537,602,940
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 8.8%
	Biotechnology — 1.1%
	AbbVie, Inc.	799,560	157,897,109
	Pharmaceuticals — 7.7%
	AstraZeneca plc	1,549,800	240,103,993
	Merck & Co., Inc.	1,853,403	210,472,445
	Novartis AG	884,208	101,495,607
	Pfizer, Inc.	7,777,395	225,077,811
	Roche Holding AG	928,400	296,833,509
			1,231,880,474
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.4%
	Semiconductors & Semiconductor Equipment — 8.4%
	Broadcom, Inc.	3,567,290	615,357,525
	Taiwan Semiconductor Manufacturing Co. Ltd.	18,148,000	548,801,163
			1,164,158,688
	SOFTWARE & SERVICES — 0.3%
	Information Technology Services — 0.3%
	HCL Technologies Ltd.	2,092,600	44,847,894
			44,847,894
	TECHNOLOGY HARDWARE & EQUIPMENT — 3.1%
	Communications Equipment — 0.7%
	Cisco Systems, Inc.	1,898,387	101,032,156
	Technology Hardware, Storage & Peripherals — 2.4%
	Samsung Electronics Co. Ltd.	6,955,559	327,113,924
			428,146,080
	TELECOMMUNICATION SERVICES — 15.9%
	Diversified Telecommunication Services — 14.1%
	AT&T, Inc.	23,410,465	515,030,230
	Deutsche Telekom AG	8,055,000	236,623,785
[a,b]	Digicel Holdings Ltd.	220,592	200,066
	Koninklijke KPN NV	27,983,000	114,286,635
	Orange SA	67,934,880	777,768,893

30 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

 Thornburg Investment Income Builder Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	Singapore Telecommunications Ltd.	74,703,000	$188,319,564
[b]	Zegona Communications plc	28,443,000	138,417,826
	Wireless Telecommunication Services — 1.8%
	Vodafone Group plc	245,493,524	246,290,753
			2,216,937,752
	TRANSPORTATION — 1.1%
	Air Freight & Logistics — 1.1%
	Deutsche Post AG	3,560,700	158,662,552
			158,662,552
	UTILITIES — 6.3%
	Electric Utilities — 5.0%
	Endesa SA	11,381,457	248,697,616
	Enel SpA	56,959,871	454,929,777
	Gas Utilities — 0.3%
	Snam SpA	7,073,000	35,988,881
	Multi-Utilities — 1.0%
	E.ON SE	8,325,800	123,772,262
	Engie SA	1,208,672	20,874,385
			884,262,921
	TOTAL COMMON STOCK (Cost $8,269,848,622)		11,722,556,607

	PREFERRED STOCK — 0.1%

	BANKS — 0.1%
	Banks — 0.1%
[d,e,f]	First Horizon Bank 6.416% (TSFR3M + 1.11%), 10/29/2024	12,000	8,340,000
			8,340,000
	FINANCIAL SERVICES — 0.0%
	Capital Markets — 0.0%
[e,f]	Morgan Stanley Series A, 6.263% (TSFR3M + 0.96%), 10/30/2024	120,000	2,739,600
			2,739,600
	TOTAL PREFERRED STOCK (Cost $14,968,750)		11,079,600

	ASSET BACKED SECURITIES — 1.0%

	AUTO RECEIVABLES — 0.4%
	Carvana Auto Receivables Trust,
[d]	Series 2019-4A Class R, due 10/15/2026	$32,000	9,721,095
[d]	Series 2021-P1 Class R, due 12/10/2027	24,000	1,917,835
[d]	Series 2021-P2 Class R, due 5/10/2028	8,000	1,560,641
[d]	Series 2021-P4 Class R, due 9/11/2028	17,500	3,429,650
[d]	Series 2022-P1 Class R, due 1/10/2029	24,000	5,460,707
[d]	CPS Auto Receivables Trust, Series 2020-C Class F, 6.67% due 11/15/2027	3,000,000	3,003,359
[d]	CPS Auto Securitization Trust, Series 2021-1A Class A, 7.86% due 6/16/2026	14,000,000	13,714,760
[d]	FHF Trust, Series 2022-2A Class A, 6.14% due 12/15/2027	2,559,150	2,570,116
	Flagship Credit Auto Trust,
[d]	Series 2019-2 Class R, due 12/15/2026	33,000	1,474,855
[d]	Series 2019-3 Class R, due 12/15/2026	60,000	2,773,465
[d]	Series 2019-4 Class R, due 3/15/2027	60,000	3,074,083
	JPMorgan Chase Bank NA - CACLN,
[d]	Series 2020-1 Class R, 33.784% due 1/25/2028	606,352	612,697
[d]	Series 2020-2 Class R, 31.355% due 2/25/2028	1,733,987	1,749,877
[d]	Series 2021-1 Class R, 28.348% due 9/25/2028	3,608,928	3,967,698
[d]	Santander Consumer Auto Receivables Trust Series 2020-AA Class R, due 1/16/2029	53,500	5,278,105
[d]	United Auto Credit Securitization Trust Series 2022-1 Class R, due 11/10/2028	37,000	1,099,994
			61,408,937

See notes to financial statements.	Annual Financial Statements | 31

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	OTHER ASSET BACKED — 0.5%
[d]	Aqua Finance Trust, Series 2020-AA Class D, 7.15% due 7/17/2046	$8,018,170	$7,589,078
[d,f]	Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-HP1 Class CERT, due 12/15/2026	400,000	316,251
[d]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	10,000,000	9,967,728
[d]	FAT Brands Fazoli’s Native I LLC, Series 2021-1 Class A2, 7.00% due 7/25/2051	13,903,260	12,993,072
[a,d]	Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2 Class R, due 6/20/2051	42,000	2,237,280
[d]	LendingPoint Asset Securitization Trust, Series 2020-REV1 Class C, 7.699% due 10/15/2028	21,662,246	21,358,189
	Marlette Funding Trust,
[d]	Series 2021-1A Class R, due 6/16/2031	9,550	169,395
[d]	Series 2021-2A Class R, due 9/15/2031	26,000	444,045
[d]	Series 2021-3A Class R, due 12/15/2031	23,881	557,791
	Mosaic Solar Loan Trust,
[d]	Series 2020-2A Class R, due 8/20/2046	6,374,937	2,606,144
[d]	Series 2021-1A Class R, due 12/20/2046	8,500,000	877,412
[d]	Series 2021-2A Class R, due 4/22/2047	10,000,000	792,641
[d,f]	Oportun Funding LLC Series 2022-1 Class CERT, due 6/15/2029	11,604	330,854
	Prosper Pass-Thru Trust II,
[d]	Series 2019-ST1 Class CERT, due 7/15/2025	38,500,000	26,895
[d]	Series 2019-ST2 Class R1, due 11/15/2025	17,477,134	105,509
[d]	Series 2019-ST2 Class R2, due 11/15/2025	8,738,067	52,079
[d]	Retained Vantage Data Centers Issuer LLC, Series 2023-1A Class A2A, 5.00% due 9/15/2048	5,000,000	4,985,700
	Upstart Pass-Through Trust,
[d]	Series 2020-ST6 Class A, 3.00% due 1/20/2027	524,896	518,343
[d]	Series 2021-ST4 Class CERT, due 7/20/2027	1,375,000	140,517
[d]	Series 2021-ST8 Class CERT, due 10/20/2029	4,150,000	1,384,718
[d]	Series 2021-ST9 Class CERT, due 11/20/2029	1,415,000	471,164
[d]	Upstart Structured Pass-Through Trust, Series 2022-4A Class A, 7.01% due 11/15/2030	877,764	878,412
			68,803,217
	STUDENT LOAN — 0.1%
[d]	College Ave Student Loans LLC Series 2023-A Class R, due 5/25/2055	35,000	15,235,933
[d]	SoFi Professional Loan Program Trust Series 2021-B Class R1, due 2/15/2047	23,000	722,852
			15,958,785
	TOTAL ASSET BACKED SECURITIES (Cost $142,057,923)		146,170,939

	CORPORATE BONDS — 7.3%

	BANKS — 0.2%
	Banks — 0.2%
	Bank of New York Mellon Corp.,
[e,f]	Series F, 4.625% (TSFR3M + 3.39%) due 9/20/2026	1,935,000	1,916,211
[e,f]	Series I, 3.75% (5-Yr. CMT + 2.630%) due 12/20/2026	11,400,000	10,746,324
	KeyBank NA, 5.00% due 1/26/2033	10,250,000	10,156,418
			22,818,953
	CAPITAL GOODS — 0.3%
	Aerospace & Defense — 0.1%
[d]	BWX Technologies, Inc., 4.125% due 6/30/2028	7,500,000	7,235,100
[d]	TransDigm, Inc., 6.75% due 8/15/2028	6,345,000	6,536,619
	Construction & Engineering — 0.1%
[d,g]	IHS Netherlands Holdco BV, 8.00% due 9/18/2027	9,995,000	10,005,795
	Trading Companies & Distributors — 0.1%
	LKQ Corp., 6.25% due 6/15/2033	5,840,000	6,194,838
[d]	Windsor Holdings III LLC, 8.50% due 6/15/2030	7,470,000	7,994,469
			37,966,821
	COMMERCIAL & PROFESSIONAL SERVICES — 0.2%
	Commercial Services & Supplies — 0.2%
[d]	ACCO Brands Corp., 4.25% due 3/15/2029	7,500,000	7,025,100
	CoreCivic, Inc., 8.25% due 4/15/2029	12,869,000	13,629,815
	GEO Group, Inc., 8.625% due 4/15/2029	8,975,000	9,330,949
			29,985,864

32 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

 Thornburg Investment Income Builder Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	CONSUMER DURABLES & APPAREL — 0.1%
	Household Durables — 0.1%
[d,h]	CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50% due 10/15/2029	$9,225,000	$9,230,719
	Leisure Products — 0.0%
	Polaris, Inc., 6.95% due 3/15/2029	5,000,000	5,425,550
			14,656,269
	CONSUMER SERVICES — 0.0%
	Hotels, Restaurants & Leisure — 0.0%
	Marriott International, Inc., 4.50% due 10/1/2034	4,497,000	4,398,246
			4,398,246
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.2%
	Consumer Staples Distribution & Retail — 0.2%
[d]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	24,136,000	25,109,164
[d]	U.S. Foods, Inc., 4.75% due 2/15/2029	5,880,000	5,737,586
			30,846,750
	ENERGY — 1.7%
	Energy Equipment & Services — 0.1%
[d,g]	Empresa Generadora de Electricidad Haina SA, 5.625% due 11/8/2028	7,850,000	7,414,482
	Oil, Gas & Consumable Fuels — 1.6%
[d]	CITGO Petroleum Corp., 7.00% due 6/15/2025	10,750,000	10,750,107
[d]	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625% due 3/15/2029	13,230,000	13,928,941
	Energean Israel Finance Ltd.,
[d,g]	5.375% due 3/30/2028	6,500,000	5,837,520
[d,g]	8.50% due 9/30/2033	12,410,941	11,738,889
[f]	Energy Transfer LP, 8.527% (TSFR3M + 3.28%) due 11/1/2066	13,820,000	13,140,332
[f]	Enterprise TE Partners LP, Series 1, 8.055% (SOFR + 2.67%) due 6/1/2067	7,000,000	5,166,280
	Kinder Morgan Energy Partners LP,
	5.00% due 3/1/2043	10,000,000	9,199,600
	5.80% due 3/15/2035	10,000,000	10,516,200
	Kinder Morgan, Inc.,
	5.30% due 12/1/2034	23,630,000	23,997,210
	5.55% due 6/1/2045	5,000,000	4,936,050
[d,g]	Medco Maple Tree Pte. Ltd., 8.96% due 4/27/2029	7,000,000	7,405,090
	ONEOK Partners LP, 4.90% due 3/15/2025	9,544,000	9,531,211
	Petroleos Mexicanos,
[g]	5.95% due 1/28/2031	10,000,000	8,654,200
[g]	6.70% due 2/16/2032	3,000,000	2,687,850
[g]	7.69% due 1/23/2050	5,650,000	4,410,560
[e]	Summit Midstream Corp., Series A, 12.638% (SOFR + 7.32%) due 10/31/2024	16,097,000	23,675,015
[d]	Sunoco LP, 7.25% due 5/1/2032	4,892,000	5,181,704
	Sunoco LP/Sunoco Finance Corp., 5.875% due 3/15/2028	5,000,000	5,027,200
	Transcontinental Gas Pipe Line Co. LLC, 7.85% due 2/1/2026	32,700,000	33,821,283
	Williams Cos., Inc., 5.75% due 6/24/2044	14,198,000	14,567,716
			231,587,440
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.3%
	Diversified REITs — 0.2%
[d]	Iron Mountain, Inc., 7.00% due 2/15/2029	7,500,000	7,812,750
[d]	SBA Tower Trust, 2.836% due 1/15/2050	5,000,000	4,964,088
[d,g]	Trust Fibra Uno, 5.25% due 1/30/2026	10,000,000	9,956,100
	Vornado Realty LP, 2.15% due 6/1/2026	8,186,500	7,793,712
	Retail REITs — 0.1%
	Retail Opportunity Investments Partnership LP, 6.75% due 10/15/2028	9,990,000	10,727,362
			41,254,012

See notes to financial statements.	Annual Financial Statements | 33

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	FINANCIAL SERVICES — 0.6%
	Capital Markets — 0.4%
	Blue Owl Credit Income Corp., 7.75% due 9/16/2027	$2,500,000	$2,632,600
	Blue Owl Technology Finance Corp.,
[d]	3.75% due 6/17/2026	13,000,000	12,505,220
[d]	4.75% due 12/15/2025	13,250,000	13,054,297
[d]	Burford Capital Global Finance LLC, 9.25% due 7/1/2031	11,500,000	12,374,115
[d]	Compass Group Diversified Holdings LLC, 5.25% due 4/15/2029	6,272,000	6,091,429
[d,g]	Foresea Holding SA, 7.50% due 6/15/2030	1,520,371	1,447,104
	Hercules Capital, Inc., 2.625% due 9/16/2026	4,098,000	3,875,602
[d]	Oaktree Strategic Credit Fund, 8.40% due 11/14/2028	3,000,000	3,244,800
	Financial Services — 0.2%
	Antares Holdings LP,
[d]	3.75% due 7/15/2027	3,000,000	2,843,730
[d]	7.95% due 8/11/2028	3,000,000	3,183,090
[d]	8.50% due 5/18/2025	11,500,000	11,597,405
[d]	United Wholesale Mortgage LLC, 5.50% due 11/15/2025	5,000,000	5,003,650
			77,853,042
	FOOD, BEVERAGE & TOBACCO — 0.5%
	Beverages — 0.1%
[d,g]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	10,443,000	10,140,884
	Food Products — 0.1%
[d]	Darling Ingredients, Inc., 6.00% due 6/15/2030	4,050,000	4,087,341
[d]	Post Holdings, Inc., 5.50% due 12/15/2029	10,000,000	9,928,600
	Tobacco — 0.3%
[d,g]	Imperial Brands Finance plc, 6.125% due 7/27/2027	5,000,000	5,199,100
[d,g]	JT International Financial Services BV, 6.875% due 10/24/2032	5,000,000	5,693,700
[d]	Vector Group Ltd., 10.50% due 11/1/2026	33,915,000	34,317,232
			69,366,857
	INSURANCE — 0.5%
	Insurance — 0.5%
[d,g]	DaVinciRe Holdings Ltd., 4.75% due 5/1/2025	5,000,000	4,962,300
[f]	Enstar Finance LLC, 5.75% (5-Yr. CMT + 5.470%) due 9/1/2040	15,964,000	15,764,929
[g]	Enstar Group Ltd., 3.10% due 9/1/2031	8,354,000	7,219,109
	Fidelity National Financial, Inc.,
	2.45% due 3/15/2031	1,617,000	1,401,615
	3.40% due 6/15/2030	8,383,000	7,809,603
	Horace Mann Educators Corp., 7.25% due 9/15/2028	10,000,000	10,849,700
[d]	MetLife, Inc., 9.25% due 4/8/2068	12,000,000	14,301,600
	Stewart Information Services Corp., 3.60% due 11/15/2031	8,101,000	7,101,661
			69,410,517
	MATERIALS — 0.3%
	Chemicals — 0.1%
[d,g]	Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00% due 1/27/2030	3,000,000	2,783,190
	OCP SA,
[d,g]	3.75% due 6/23/2031	1,735,000	1,561,084
[d,g]	4.50% due 10/22/2025	5,000,000	4,951,500
	Containers & Packaging — 0.2%
	Matthews International Corp.,
[d]	8.625% due 10/1/2027	7,670,000	7,817,647
[d]	Class C, 5.25% due 12/1/2025	14,969,000	14,962,414
	Metals & Mining — 0.0%
	WE Soda Investments Holding plc,
[d,g]	9.375% due 2/14/2031	4,150,000	4,311,850
[d,g]	9.50% due 10/6/2028	2,000,000	2,082,320
			38,470,005

34 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

 Thornburg Investment Income Builder Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	MEDIA & ENTERTAINMENT — 0.2%
	Media — 0.2%
[d]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75% due 2/1/2032	$8,000,000	$7,035,120
	Sirius XM Radio, Inc.,
[d]	3.125% due 9/1/2026	5,000,000	4,833,200
[d]	5.00% due 8/1/2027	7,500,000	7,389,375
[d,g]	Telenet Finance Luxembourg Notes SARL, 5.50% due 3/1/2028	10,000,000	9,796,900
			29,054,595
	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0%
	Real Estate Management & Development — 0.0%
[d]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	3,000,000	3,028,440
[d]	Greystar Real Estate Partners LLC, 7.75% due 9/1/2030	2,490,000	2,647,019
			5,675,459
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
	Semiconductors & Semiconductor Equipment — 0.1%
[d]	Qorvo, Inc., 3.375% due 4/1/2031	9,800,000	8,774,332
			8,774,332
	SOFTWARE & SERVICES — 0.4%
	Information Technology Services — 0.1%
[d]	Boost Newco Borrower LLC, 7.50% due 1/15/2031	5,000,000	5,363,550
[d]	Science Applications International Corp., 4.875% due 4/1/2028	5,000,000	4,898,600
	Internet Software & Services — 0.2%
[d]	Arches Buyer, Inc., 4.25% due 6/1/2028	6,500,000	5,977,790
[d]	Cogent Communications Group LLC, 7.00% due 6/15/2027	10,000,000	10,172,000
	Prosus NV,
[d,g]	3.061% due 7/13/2031	11,800,000	10,415,506
[d,g]	3.832% due 2/8/2051	5,000,000	3,501,100
[d,g]	4.027% due 8/3/2050	5,000,000	3,651,850
	Software — 0.1%
[d]	Fair Isaac Corp., 4.00% due 6/15/2028	7,000,000	6,770,610
[d]	GoTo Group, Inc.,5.50% due 5/1/2028	4,354,350	2,180,088
[d,g]	Open Text Corp., 3.875% due 12/1/2029	10,000,000	9,301,600
			62,232,694
	TECHNOLOGY HARDWARE & EQUIPMENT — 0.1%
	Electronic Equipment, Instruments & Components — 0.1%
	CDW LLC/CDW Finance Corp., 4.25% due 4/1/2028	5,000,000	4,942,200
	Vontier Corp., 2.40% due 4/1/2028	5,832,000	5,364,332
	Technology Hardware, Storage & Peripherals — 0.0%
[d,g]	Lenovo Group Ltd., 5.831% due 1/27/2028	5,000,000	5,158,050
			15,464,582
	TELECOMMUNICATION SERVICES — 1.2%
	Diversified Telecommunication Services — 0.9%
[g]	Deutsche Telekom International Finance BV (Guaranty: Deutsche Telekom AG), 8.75% due 6/15/2030	26,150,000	31,578,217
[g]	Telefonica Emisiones SA (Guaranty: Telefonica SA), 7.045% due 6/20/2036	85,390,000	98,469,186
	Wireless Telecommunication Services — 0.3%
[g,i]	Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., 12.00% due 5/25/2027 PIK	36,960,821	37,205,502
			167,252,905
	TRANSPORTATION — 0.2%
	Passenger Airlines — 0.2%
	American Airlines Pass-Through Trust,
	Series 2016-3 Class B, 3.75% due 4/15/2027	7,848,480	7,631,391
	Series 2019-1 Class B, 3.85% due 8/15/2029	5,789,991	5,421,980
[d,g]	Pegasus Hava Tasimaciligi AS, 8.00% due 9/11/2031	14,750,000	14,740,707
			27,794,078

See notes to financial statements.	Annual Financial Statements | 35

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	UTILITIES — 0.2%
	Electric Utilities — 0.1%
[d,g]	AES Espana BV, 5.70% due 5/4/2028	$4,850,000	$4,634,466
	Comision Federal de Electricidad,
[g]	5.00% due 9/29/2036	9,296,000	8,458,430
[d,g]	6.45% due 1/24/2035	8,000,000	7,960,960
	Multi-Utilities — 0.1%
[d,g]	Aegea Finance SARL, 9.00% due 1/20/2031	9,500,000	10,269,120
			31,322,976
	TOTAL CORPORATE BONDS (Cost $933,482,798)		1,016,186,397

	OTHER GOVERNMENT — 0.1%
[d,g]	Finance Department Government of Sharjah, 3.625% due 3/10/2033	7,000,000	6,133,960
[d,g]	Nigeria Government International Bonds, 7.625% due 11/28/2047	6,000,000	4,595,100
	TOTAL OTHER GOVERNMENT (Cost $9,437,580)		10,729,060

	MORTGAGE BACKED — 2.0%
[d,f]	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-6 Class A3, 4.30% due 7/25/2067	4,146,932	3,936,502
[d,f]	Barclays Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A3, 4.53% due 2/25/2062	13,669,802	13,102,520
	Barclays Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2021-NPL1 Class A, 2.00% due 11/25/2051	7,008,166	6,888,850
[d,f]	Series 2022-RPL1 Class A, 4.25% due 2/25/2028	11,832,854	11,588,984
[f]	Bear Stearns ARM Trust, Whole Loan Securities Trust CMO, Series 2003-6 Class 2B1, 7.48% due 8/25/2033	18,608	18,608
	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2019-1 Class B4, 3.886% due 3/25/2050	995,224	866,792
[d,f]	Series 2019-1 Class B5, 3.886% due 3/25/2050	465,588	371,373
[d,f]	Series 2019-1 Class B6, 3.659% due 3/25/2050	745,503	470,293
[d,f]	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO, Series 2016-SH2 Class M4, 3.75% due 12/25/2045	642,216	599,874
	CIM Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2020-J1 Class AIO1, 0.445% due 7/25/2050	53,053,362	1,030,641
[d,f,j]	Series 2020-J1 Class AIO2, 0.50% due 7/25/2050	47,319,267	1,149,115
[d,f,j]	Series 2020-J1 Class AIOS, 0.20% due 6/25/2050	65,324,650	628,142
[d,f]	Series 2020-J1 Class B4, 3.445% due 7/25/2050	1,317,915	1,125,933
[d,f]	Series 2020-J1 Class B5, 3.445% due 7/25/2050	666,694	430,832
[d,f]	Series 2020-J1 Class B6, 3.445% due 7/25/2050	1,145,464	462,688
[d,f,j]	Series 2020-J2 Class AX1, 0.254% due 1/25/2051	99,295,203	1,351,557
[d,f,j]	Series 2020-J2 Class AXS, 0.21% due 1/25/2051	106,040,640	1,133,171
[d,f]	Series 2020-J2 Class B4, 2.754% due 1/25/2051	491,000	261,682
[d,f]	Series 2020-J2 Class B5, 2.754% due 1/25/2051	164,000	86,379
[d,f]	Series 2020-J2 Class B6, 2.754% due 1/25/2051	655,000	234,213
[d,f]	Series 2023-I1 Class M1, 7.112% due 4/25/2058	5,000,000	5,077,682
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[f]	Series 2004-HYB2 Class B1, 6.253% due 3/25/2034	160,310	123,959
[d,f]	Series 2020-EXP1 Class B1, 4.467% due 5/25/2060	2,150,000	1,843,131
[d,f]	Series 2020-EXP1 Class B2, 4.467% due 5/25/2060	1,450,000	1,178,894
[d,f]	Series 2020-EXP1 Class B3, 4.467% due 5/25/2060	725,000	499,010
[d,j]	Series 2020-EXP1 Class XS, due 5/25/2060	35,090,282	1,605,784
[d,f]	Series 2020-EXP2 Class B5, 4.135% due 8/25/2050	585,000	333,246
[d,f]	Series 2020-EXP2 Class B6, 4.135% due 8/25/2050	1,400,000	659,310
[d,f]	Series 2021-J1 Class B4, 2.61% due 4/25/2051	379,000	171,353
[d,f]	Series 2021-J1 Class B5, 2.61% due 4/25/2051	615,000	232,613
[d,f]	Series 2021-J1 Class B6, 2.61% due 4/25/2051	459,574	171,329
[d,f]	Series 2021-J3 Class B4, 2.86% due 9/25/2051	1,033,000	606,171
[d,f]	Series 2021-J3 Class B6, 2.86% due 9/25/2051	573,149	205,621
[d]	Cogent Ipv4 LLC, CMBS, Series 2024-1A Class A2, 7.924% due 5/25/2054	9,025,000	9,458,411
[d,f]	CSMC Trust, CMBS, Series 2020-522F Class A, 8.95% (TSFR1M + 3.85%) due 9/16/2025	15,450,000	9,393,904
	CSMC Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2020-AFC1 Class M1, 2.841% due 2/25/2050	3,808,500	3,180,118
[d,f,j]	Series 2021-AFC1 Class AIOS, 0.25% due 3/25/2056	76,806,146	639,703
[d,f]	Series 2021-AFC1 Class B3, 4.321% due 3/25/2056	215,000	158,557

36 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

 Thornburg Investment Income Builder Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,f,j]	Series 2021-AFC1 Class XS, 3.266% due 3/25/2056	$76,806,146	$13,294,376
[d,f]	Series 2022-NQM5 Class A3, 5.169% due 5/25/2067	3,502,288	3,481,459
[d]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	3,025,000	2,671,178
	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2020-2 Class AX1, 0.663% due 8/25/2050	97,346,112	2,891,403
[d,f,j]	Series 2020-2 Class AX2, 0.50% due 8/25/2050	16,684,617	402,188
[d,f]	Series 2020-2 Class B4, 3.663% due 8/25/2050	814,719	710,969
[d,f]	Series 2020-2 Class B5, 3.663% due 8/25/2050	2,444,156	1,995,102
[d,f]	Series 2020-2 Class B6C, 3.51% due 8/25/2050	3,258,875	1,781,869
[d,f,j]	Series 2021-13IN Class AX1, 0.178% due 12/30/2051	161,019,168	1,311,437
[d,f,j]	Series 2021-13IN Class AX17, 0.18% due 12/30/2051	13,348,739	135,208
[d,f,j]	Series 2021-13IN Class AX4, 0.50% due 12/30/2051	12,180,725	341,016
[d,f]	Series 2021-13IN Class B4, 3.358% due 12/30/2051	2,356,008	1,887,987
[d,f]	Series 2021-13IN Class B5, 3.358% due 12/30/2051	461,778	350,488
[d,f]	Series 2021-13IN Class B6C, 3.261% due 12/30/2051	4,052,198	2,552,517
[d,f]	Galton Funding Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-H1 Class B1, 3.386% due 1/25/2060	4,379,900	3,240,050
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2020-INV1 Class A11X, 3.404% due 10/25/2050	1,304,369	199,835
[d,f,j]	Series 2020-INV1 Class A12X, 2.918% due 10/25/2050	15,617,557	2,050,883
[d,f,j]	Series 2020-INV1 Class AIOS, 0.19% due 10/25/2050	85,402,844	619,418
[d,f,j]	Series 2020-INV1 Class AX1, due 10/25/2050	56,468,206	565
[d,f,j]	Series 2020-INV1 Class AX2, 0.418% due 10/25/2050	2,814,692	37,893
[d,f,j]	Series 2020-INV1 Class AX4, 0.924% due 10/25/2050	3,030,256	93,444
[d,f]	Series 2020-INV1 Class B4, 3.842% due 10/25/2050	1,828,717	1,609,481
[d,f]	Series 2020-INV1 Class B5, 3.842% due 10/25/2050	1,833,045	1,631,640
[d,f]	Series 2020-INV1 Class B6, 3.842% due 10/25/2050	4,401,541	2,999,909
[d,f,j]	Series 2020-INV1 Class BX, 0.342% due 10/25/2050	20,871,123	339,183
[d,f]	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO, Series 2024-RTL1 Class A1, 7.12% due 7/25/2029	14,900,000	15,111,830
[d]	Houston Galleria Mall Trust, CMBS, Series 2015-HGLR Class A1A2, 3.087% due 3/5/2037	8,033,750	7,932,388
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2020-3 Class AX1, 0.14% due 8/25/2050	13,327,638	62,924
[d,f,j]	Series 2020-4 Class A11X, (TSFR1M + 5.14%) due 11/25/2050	2,649,814	124,734
[d,f,j]	Series 2020-4 Class A3X, 0.50% due 11/25/2050	11,984,984	284,202
[d,f,j]	Series 2020-4 Class AX1, 0.092% due 11/25/2050	44,268,213	142,907
[d,f,j]	Series 2020-4 Class AX3, 3.50% due 11/25/2050	1,224,789	205,949
[d,f,j]	Series 2020-4 Class AX4, 0.55% due 11/25/2050	2,826,606	73,650
[d,f]	Series 2020-4 Class B4, 3.642% due 11/25/2050	1,888,568	1,653,826
[d,f]	Series 2020-4 Class B5, 3.642% due 11/25/2050	871,786	687,873
[d,f]	Series 2020-4 Class B6, 3.642% due 11/25/2050	1,582,548	753,244
[d,f]	Series 2020-7 Class B4, 3.506% due 1/25/2051	2,301,029	1,988,259
[d,f]	Series 2020-7 Class B5, 3.506% due 1/25/2051	1,612,532	1,073,476
[d,f]	Series 2020-7 Class B6, 3.506% due 1/25/2051	2,289,984	1,014,739
[d,f]	Series 2021-11 Class B5, 3.021% due 1/25/2052	3,619,516	2,697,889
[d,f]	Series 2021-11 Class B6, 2.846% due 1/25/2052	4,136,638	2,120,126
[d,f]	Series 2022-2 Class B4, 3.129% due 8/25/2052	3,170,076	2,422,149
[d,f]	Series 2022-2 Class B5, 3.129% due 8/25/2052	1,683,809	1,105,343
[d,f]	Series 2022-2 Class B6, 1.728% due 8/25/2052	1,802,416	716,056
[d,f]	Series 2022-3 Class B4, 3.103% due 8/25/2052	2,603,949	1,995,721
[d,f]	Series 2022-3 Class B5, 3.103% due 8/25/2052	1,657,316	848,205
[d,f]	Series 2022-3 Class B6, 2.326% due 8/25/2052	1,459,907	580,138
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2021-INV2 Class AX1, 0.121% due 8/25/2051	96,413,365	453,432
[d,f,j]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	6,606,071	257,641
[d,f]	Series 2021-INV2 Class B5, 3.321% due 8/25/2051	308,017	231,618
[d,f]	Series 2021-INV2 Class B6, 3.149% due 8/25/2051	1,493,228	780,645
[d,f,j]	Series 2021-INV3 Class AX1, 0.16% due 10/25/2051	116,068,722	796,870
[d,f,j]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	9,399,932	260,040
[d,f]	Series 2021-INV3 Class B5, 3.21% due 10/25/2051	429,984	321,940
[d,f]	Series 2021-INV3 Class B6, 3.084% due 10/25/2051	1,891,583	1,008,610
[f]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 5.818% due 8/25/2034	700,653	666,107
[d]	Morgan Stanley Capital I Trust, CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	9,872,848	10,444,571

See notes to financial statements.	Annual Financial Statements | 37

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2021-INV1 Class AX1, 0.748% due 6/25/2051	$93,669,955	$3,520,323
[d,f]	Series 2021-INV1 Class B5, 3.248% due 6/25/2051	1,061,464	817,878
[d,f]	Series 2021-INV1 Class B6, 3.201% due 6/25/2051	1,905,046	1,140,161
[d,f]	Series 2024-RTL1 Class A1, 6.664% due 3/25/2039	5,000,000	5,085,593
[d]	NYC Commercial Mortgage Trust, CMBS, Series 2021-909 Class A, 2.941% due 4/10/2043	5,000,000	4,099,879
[d,f]	OBX Trust, Whole Loan Securities Trust CMO, Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	17,370,468	14,834,001
[d,f]	PRPM Trust, Whole Loan Securities Trust CMO, Series 2022-NQM1 Class A1, 5.50% due 8/25/2067	8,277,923	8,248,520
[d,f]	Redwood Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 7.745% due 12/25/2054	7,266,149	7,296,435
[d,f]	Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class B1, 3.81% due 9/25/2059	1,500,000	1,423,796
[d,f]	Saluda Grade Alternative Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-FIG1 Class C, due 9/25/2050	6,002,836	2,293,358
[d,f]	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-7 Class B3, 3.724% due 10/25/2047	1,954,092	1,771,982
[d,f]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 6.362% (TSFR1M + 1.26%) due 5/15/2038	5,212,000	4,972,297
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2019-3 Class AIOS, 0.375% due 9/25/2059	45,693,314	624,180
[d,f]	Series 2019-3 Class B2, 5.663% due 9/25/2059	7,910,000	7,205,103
[d,f]	Series 2019-3 Class B3, 6.301% due 9/25/2059	3,366,214	2,809,675
[a,d,f]	Series 2019-3 Class C, due 9/25/2059	950	950
[d]	Series 2019-3 Class XS1, due 9/25/2059	45,032,044	450
[d]	Series 2019-3 Class XS2, due 9/25/2059	42,780,012	2,151,984
[d,f]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2019-INV1 Class B1, 3.657% due 9/27/2049	10,000,000	9,183,838
[d,f]	Visio Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class M1, 5.947% due 8/25/2057	5,351,000	5,343,753
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,f,j]	Series 2020-3 Class AIO1, 0.185% due 6/25/2050	149,529,217	1,275,080
[d,f]	Series 2020-3 Class B5, 3.185% due 6/25/2050	1,046,000	585,809
[d,f]	Series 2020-3 Class B6, 3.185% due 6/25/2050	1,912,755	810,547
[d,f,j]	Series 2021-INV1 Class AIO2, 0.50% due 8/25/2051	170,536,408	4,654,723
[d,f]	Series 2021-INV1 Class B4, 3.313% due 8/25/2051	3,291,143	2,616,362
[d,f]	Series 2021-INV1 Class B5, 3.313% due 8/25/2051	2,538,882	1,886,593
[d,f]	Series 2021-INV1 Class B6, 3.313% due 8/25/2051	1,936,723	901,966
	TOTAL MORTGAGE BACKED (Cost $273,045,570)		282,278,781

	LOAN PARTICIPATIONS — 0.2%

	COMMERCIAL & PROFESSIONAL SERVICES — 0.1%
	Commercial Services & Supplies — 0.1%
[k]	Imagefirst Holdings LLC, 8.854% (SOFR + 4.25%) due 4/27/2028	7,991,090	7,931,157
			7,931,157
	CONSUMER SERVICES — 0.0%
	Commercial Services & Supplies — 0.0%
[k]	GEO Group, Inc., 10.095% (SOFR + 5.25%) due 4/13/2029	4,152,778	4,215,069
			4,215,069
	MEDIA & ENTERTAINMENT — 0.0%
	Media — 0.0%
[k]	Century DE Buyer LLC, 9.255% (SOFR + 4.00%) due 10/30/2030	1,492,500	1,488,142
			1,488,142
	TECHNOLOGY HARDWARE & EQUIPMENT — 0.1%
	Communications Equipment — 0.0%
[k]	GoTo Group, Inc., 9.968% (SOFR + 4.75%) due 4/28/2028	2,263,448	1,221,560
	Technology Hardware, Storage & Peripherals — 0.1%
[k]	Xerox Holdings Corp., 8.604% - 8.845% (SOFR + 4.00%) due 11/17/2029	7,700,000	7,659,575
			8,881,135
	TOTAL LOAN PARTICIPATIONS (Cost $23,547,745)		22,515,503

38 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	SHORT-TERM INVESTMENTS — 5.0%
[c]	Thornburg Capital Management Fund	68,734,344	$687,343,444
	TOTAL SHORT-TERM INVESTMENTS (Cost $687,343,444)		687,343,444

	TOTAL INVESTMENTS — 99.8% (Cost $10,353,732,432)		$13,898,860,331

	OTHER ASSETS LESS LIABILITIES — 0.2%		33,164,134

	NET ASSETS — 100.0%		$13,932,024,465

OUTSTANDING FORWARD CURRENCY CONTRACTS TO BUY OR SELL AT SEPTEMBER 30, 2024

CONTRACT DESCRIPTION	CONTRACT PARTY*	BUY/SELL	CONTRACT AMOUNT	CONTRACT VALUE DATE	VALUE USD	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION

Swiss Franc	SSB	Sell	79,587,200	12/20/2024	94,858,132	$231,537	$—
Euro	SSB	Sell	974,368,000	12/20/2024	1,088,095,209	—	(354,620)
Euro	BBH	Sell	974,368,000	12/20/2024	1,088,095,208	—	(559,237)
Great Britain Pound	SSB	Sell	370,577,600	12/20/2024	495,355,499	—	(5,715,023)
Total						$231,537	$(6,628,880)
Net unrealized appreciation (depreciation)							$(6,397,343)

* Counterparties include State Street Bank and Trust Company (“SSB”) and Brown Brothers Harriman & Co. (“BBH”).

Footnote Legend

a	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.

b	Non-income producing.

c	Investment in Affiliates.

d	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the aggregate value of these securities in the Fund’s portfolio was $957,520,314, representing 6.87% of the Fund’s net assets.

e	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

f	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on September 30, 2024.

g	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

h	When-issued security.

i	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at September 30, 2024.

j	Interest only.

k	The stated coupon rate represents the greater of the SOFR or the SOFR floor rate plus a spread at September 30, 2024.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt	PIK	Payment-in-kind
ARM	Adjustable Rate Mortgage	SOFR	Secured Overnight Financing Rate
CMBS	Commercial Mortgage-Backed Securities	TSFR1M	Term SOFR 1 Month
CMO	Collateralized Mortgage Obligation	TSFR3M	Term SOFR 3 Month
CMT	Constant Maturity Rate

See notes to financial statements.	Annual Financial Statements | 39

Schedule of Investments, Continued

Thornburg Investment Income Builder Fund  |  September 30, 2024

COUNTRY EXPOSURE *

(percent of net assets)

United States	38.5%
France	13.1%
United Kingdom	8.7%
Italy	5.2%
Netherlands	5.0%
Germany	4.4%
Taiwan	3.9%
Spain	2.5%
Canada	2.4%
South Korea	2.3%
Australia	1.8%
Ireland	1.4%
Singapore	1.4%
Brazil	0.8%
Switzerland	0.7%
Norway	0.6%
Turkey	0.4%
India	0.3%
Mexico	0.3%
Jamaica	0.3%
China	0.2%
Israel	0.1%
Nigeria	0.1%
Dominican Republic	0.1%
Guatemala	0.1%
Belgium	0.1%
Indonesia	0.1%
Morocco	0.0%	**
United Arab Emirates	0.0%	**
Japan	0.0%	**
Bermuda	0.0%	**
Russian Federation	0.0%	**
Cayman Islands	0.0%	**
Luxembourg	0.0%	**
Other Assets Less Liabilities	5.2%

*	Holdings are classified by country of risk as determined by MSCI and Bloomberg.

**	Country percentage was less than 0.1%.

40 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments

Thornburg Summit Fund  |  September 30, 2024

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE
	COMMON STOCK — 52.8%
	AUTOMOBILES & COMPONENTS — 0.1%
	Automobile Components — 0.1%
[a]	Mobileye Global, Inc. Class A	8,943	$122,519
			122,519
	BANKS — 2.7%
	Banks — 2.7%
	BNP Paribas SA	15,194	1,041,007
	Citigroup, Inc.	17,359	1,086,674
	JPMorgan Chase & Co.	4,512	951,400
			3,079,081
	CAPITAL GOODS — 1.5%
	Aerospace & Defense — 0.5%
	L3Harris Technologies, Inc.	2,560	608,947
	Electrical Equipment — 0.5%
	Vertiv Holdings Co. Class A	5,349	532,172
	Trading Companies & Distributors — 0.5%
	ITOCHU Corp.	10,000	534,215
			1,675,334
	COMMERCIAL & PROFESSIONAL SERVICES — 0.9%
	Professional Services — 0.9%
[a]	Amentum Holdings, Inc.	6,196	199,821
	Jacobs Solutions, Inc.	6,196	811,056
			1,010,877
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 4.4%
	Broadline Retail — 3.8%
[a]	Amazon.com, Inc.	12,073	2,249,562
[a]	MercadoLibre, Inc.	554	1,136,786
[a]	PDD Holdings, Inc. ADR	6,299	849,168
	Specialty Retail — 0.6%
	Home Depot, Inc.	1,713	694,108
			4,929,624
	CONSUMER DURABLES & APPAREL — 1.6%
	Textiles, Apparel & Luxury Goods — 1.6%
	Kalyan Jewellers India Ltd.	102,899	895,564
	LVMH Moet Hennessy Louis Vuitton SE	1,131	866,802
			1,762,366
	CONSUMER SERVICES — 3.3%
	Hotels, Restaurants & Leisure — 3.3%
[a]	Airbnb, Inc. Class A	6,956	882,090
	Galaxy Entertainment Group Ltd.	205,000	1,029,767
	Round One Corp.	149,300	1,137,474
	Wyndham Hotels & Resorts, Inc.	9,043	706,620
			3,755,951
	ENERGY — 1.6%
	Oil, Gas & Consumable Fuels — 1.6%
	Shell plc	29,059	956,339
	TotalEnergies SE	12,107	788,399
			1,744,738
	FINANCIAL SERVICES — 4.2%
	Capital Markets — 1.7%
	Charles Schwab Corp.	13,405	868,778
	CME Group, Inc.	4,612	1,017,638

See notes to financial statements.	Annual Financial Statements | 41

Schedule of Investments, Continued

Thornburg Summit Fund  |  September 30, 2024

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE
	Financial Services — 2.5%
[b]	Home First Finance Co. India Ltd.	24,326	$345,508
	Mastercard, Inc. Class A	2,211	1,091,792
	Visa, Inc. Class A	4,906	1,348,905
			4,672,621
	FOOD, BEVERAGE & TOBACCO — 0.7%
	Beverages — 0.7%
	Varun Beverages Ltd.	109,597	794,828
			794,828
	HEALTH CARE EQUIPMENT & SERVICES — 0.7%
	Health Care Equipment & Supplies — 0.7%
	Medtronic plc	8,377	754,181
			754,181
	INSURANCE — 0.8%
	Insurance — 0.8%
[a]	PB Fintech Ltd.	49,562	951,275
			951,275
	MATERIALS — 1.5%
	Chemicals — 0.9%
	Linde plc	2,195	1,046,707
	Metals & Mining — 0.6%
	Glencore plc	109,401	625,570
			1,672,277
	MEDIA & ENTERTAINMENT — 3.2%
	Interactive Media & Services — 3.2%
	Alphabet, Inc. Class A	8,675	1,438,749
	Meta Platforms, Inc. Class A	3,718	2,128,332
			3,567,081
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 6.9%
	Biotechnology — 1.1%
[a]	BioMarin Pharmaceutical, Inc.	4,631	325,513
[a]	Sarepta Therapeutics, Inc.	7,273	908,325
	Life Sciences Tools & Services — 0.3%
[a]	Repligen Corp.	2,541	378,152
	Pharmaceuticals — 5.5%
	AstraZeneca plc	5,396	835,980
	Merck & Co., Inc.	5,273	598,802
	Novo Nordisk AS Class B	8,204	963,915
	Pfizer, Inc.	29,742	860,733
	Roche Holding AG	5,425	1,734,513
	Zoetis, Inc.	6,126	1,196,898
			7,802,831
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.7%
	Semiconductors & Semiconductor Equipment — 5.7%
[a]	Advanced Micro Devices, Inc.	5,073	832,378
	ASML Holding NV	712	590,935
	Broadcom, Inc.	9,130	1,574,925
	NVIDIA Corp.	14,753	1,791,604
	Taiwan Semiconductor Manufacturing Co. Ltd.	54,792	1,656,927
			6,446,769
	SOFTWARE & SERVICES — 5.1%
	Information Technology Services — 1.2%
	Nomura Research Institute Ltd.	13,900	512,576
[a]	Shopify, Inc. Class A	10,789	864,630

42 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Summit Fund  |  September 30, 2024

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE
	Software — 3.9%
	Microsoft Corp.	3,588	$1,543,916
	Open Text Corp.	25,762	857,559
	SAP SE	2,927	665,974
[a]	ServiceNow, Inc.	1,451	1,297,760
			5,742,415
	TECHNOLOGY HARDWARE & EQUIPMENT — 3.1%
	Electronic Equipment, Instruments & Components — 0.7%
	Keyence Corp.	1,719	817,609
	Technology Hardware, Storage & Peripherals — 2.4%
	Apple, Inc.	4,895	1,140,535
	Samsung Electronics Co. Ltd.	33,634	1,581,778
			3,539,922
	TELECOMMUNICATION SERVICES — 3.7%
	Diversified Telecommunication Services — 3.7%
	AT&T, Inc.	67,625	1,487,750
	Orange SA	119,713	1,370,563
[a]	Zegona Communications plc	265,022	1,289,729
			4,148,042
	TRANSPORTATION — 1.1%
	Ground Transportation — 1.1%
	Canadian Pacific Kansas City Ltd.	14,043	1,201,238
			1,201,238
	TOTAL COMMON STOCK (Cost $44,713,496)		59,373,970

	ASSET BACKED SECURITIES — 4.5%
	AUTO RECEIVABLES — 1.7%
[b]	Ally Auto Receivables Trust Series 2023-1 Class CERT, due 4/15/2034	$1,000	311,076
[b]	American Credit Acceptance Receivables Trust, Series 2022-1 Class D, 2.46% due 3/13/2028	216,938	214,612
[b]	Carvana Auto Receivables Trust, Series 2023-N4 Class A, 6.42% due 1/10/2028	84,817	85,483
	Exeter Automobile Receivables Trust,
	Series 2021-3A Class C, 0.96% due 10/15/2026	58,882	58,627
	Series 2023-4A Class A3, 6.06% due 9/15/2026	289,914	290,244
	Flagship Credit Auto Trust,
[b]	Series 2019-4 Class R, due 3/15/2027	5,000	256,174
[b]	Series 2022-1 Class A, 1.79% due 10/15/2026	43,601	43,444
	Harley-Davidson Motorcycle Trust, Series 2021-B Class A3, 0.56% due 11/16/2026	49,057	48,789
[b]	Santander Retail Auto Lease Trust, Series 2022-B Class A3, 3.28% due 11/20/2025	33,326	33,290
[b]	Tricolor Auto Securitization Trust, Series 2024-2A Class A, 6.36% due 12/15/2027	242,126	243,997
[b]	Westlake Automobile Receivables Trust, Series 2021-2A Class D, 1.23% due 12/15/2026	300,000	295,080
			1,880,816
	OTHER ASSET BACKED — 2.3%
[b]	Amur Equipment Finance Receivables IX LLC, Series 2021-1A Class F, 6.09% due 2/20/2029	600,000	596,313
[b]	Aqua Finance Trust, Series 2019-A Class B, 3.47% due 7/16/2040	122,263	119,133
[b]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	200,000	199,355
[b,c]	ECAF I Ltd., Series 2015-1A Class A2, 4.947% due 6/15/2040	131,193	86,589
[b,d]	Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2 Class R, due 6/20/2051	2,000	106,537
[b]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	302,240	274,089
[b]	LendingPoint Pass-Through Trust, Series 2022-ST1 Class A, 2.50% due 3/15/2028	41,444	40,349
	Marlette Funding Trust,
[b]	Series 2021-1A Class R, due 6/16/2031	1,200	21,285
[b]	Series 2021-2A Class R, due 9/15/2031	1,150	19,640
[b]	Series 2021-3A Class R, due 12/15/2031	1,200	28,029
[b]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	100,241	101,739
[b]	Mosaic Solar Loan Trust Series 2021-2A Class R, due 4/22/2047	1,150,000	91,154
[b]	Oportun Issuance Trust, Series 2022-A Class A, 5.05% due 6/9/2031	186,259	186,036
[b,e]	Pagaya AI Debt Trust, Series 2023-5 Class AB, 7.421% due 4/15/2031	70,070	70,406
[b]	Republic Finance Issuance Trust, Series 2021-A Class A, 2.30% due 12/22/2031	100,000	97,885

See notes to financial statements.	Annual Financial Statements | 43

Schedule of Investments, Continued

Thornburg Summit Fund  |  September 30, 2024

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE
[b,e]	SBA Tower Trust, Series 2014-2A Class C, 3.869% due 10/15/2049	$30,000	$29,979
[b]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	300,000	289,728
[b]	Upstart Pass-Through Trust Series 2021-ST4 Class CERT, due 7/20/2027	500,000	51,097
[b]	Upstart Securitization Trust, Series 2023-1 Class A, 6.59% due 2/20/2033	130,080	130,204
			2,539,547
	STUDENT LOAN — 0.5%
[b]	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A Class A, 1.80% due 11/25/2045	290,796	267,056
[b]	SMB Private Education Loan Trust, Series 2020-B Class A1A, 1.29% due 7/15/2053	95,449	89,077
[b]	SoFi Professional Loan Program LLC, Series 2021-B Class AFX, 1.14% due 2/15/2047	295,294	259,979
			616,112
	TOTAL ASSET BACKED SECURITIES (Cost $5,289,365)		5,036,475

	CORPORATE BONDS — 8.0%
	BANKS — 0.1%
	Banks — 0.1%
[e,f]	Bank of New York Mellon Corp., Series F, 4.625% (TSFR3M + 3.39%) due 9/20/2026	100,000	99,029
			99,029
	CAPITAL GOODS — 0.2%
	Machinery — 0.2%
	Regal Rexnord Corp., 6.05% due 2/15/2026	250,000	254,235
			254,235
	ENERGY — 1.2%
	Energy Equipment & Services — 0.3%
[b,c]	Empresa Generadora de Electricidad Haina SA, 5.625% due 11/8/2028	350,000	330,582
	Oil, Gas & Consumable Fuels — 0.9%
[b]	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625% due 3/15/2029 Ecopetrol SA,	200,000	210,566
[c]	6.875% due 4/29/2030	125,000	125,188
[c]	8.875% due 1/13/2033	117,000	125,390
	Petroleos Mexicanos,
[c]	5.95% due 1/28/2031	120,000	103,850
[c]	7.69% due 1/23/2050	315,000	245,898
[b,c]	Raizen Fuels Finance SA, 6.45% due 3/5/2034	200,000	211,740
			1,353,214
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.5%
	Diversified REITs — 0.3%
[b]	American Tower Trust #1, 3.652% due 3/15/2048	300,000	291,434
[b]	SBA Tower Trust, 6.599% due 11/15/2052	13,000	13,529
	Retail REITs — 0.2%
	Brixmor Operating Partnership LP, 3.85% due 2/1/2025	300,000	298,356
			603,319
	FINANCIAL SERVICES — 1.8%
	Capital Markets — 1.1%
[b]	Blue Owl Technology Finance Corp., 4.75% due 12/15/2025	179,000	176,356
[b]	Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV (GBP), 8.50% due 1/15/2031	250,000	361,909
[b]	Burford Capital Global Finance LLC, 9.25% due 7/1/2031	250,000	269,002
[b]	GTP Acquisition Partners I LLC, Series 2015-2 Class A, 3.482% due 6/15/2050	200,000	197,874
	Hercules Capital, Inc., 2.625% due 9/16/2026	250,000	236,433
	Financial Services — 0.7%
[b]	Antares Holdings LP, 6.50% due 2/8/2029	250,000	253,828
[c,e]	HSBC Holdings plc, 3.973% (TSFR3M + 1.87%) due 5/22/2030	350,000	341,099
[e]	Truist Financial Corp., 7.161% (SOFR + 2.45%) due 10/30/2029	200,000	219,342
			2,055,843

44 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Summit Fund  |  September 30, 2024

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE
	FOOD, BEVERAGE & TOBACCO — 0.2%
	Food Products — 0.2%
[b]	Darling Global Finance BV (EUR), 3.625% due 5/15/2026	$200,000	$221,713
			221,713
	HEALTH CARE EQUIPMENT & SERVICES — 0.5%
	Health Care Equipment & Supplies — 0.5%
[b]	Dentsply Sirona, Inc., 5.456% due 10/28/2024	500,000	497,994
			497,994
	INSURANCE — 0.5%
	Insurance — 0.5%
[b,e]	Nationwide Mutual Insurance Co., 7.498% (SOFR + 2.18%) due 12/15/2024	275,000	275,608
[b]	Principal Life Global Funding II, 5.50% due 6/28/2028	250,000	258,602
			534,210
	MATERIALS — 0.2%
	Metals & Mining — 0.2%
[b,c]	WE Soda Investments Holding plc, 9.375% due 2/14/2031	200,000	207,800
			207,800
	MEDIA & ENTERTAINMENT — 0.6%
	Media — 0.6%
[b]	CCO Holdings LLC/CCO Holdings Capital Corp.,4.25% due 2/1/2031 - 1/15/2034	750,000	646,895
			646,895
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.1%
	Life Sciences Tools & Services — 0.1%
[b]	Avantor Funding, Inc. (EUR), 2.625% due 11/1/2025	100,000	110,334
			110,334
	SOFTWARE & SERVICES — 0.3%
	Internet Software & Services — 0.2%
[b]	Prosus NV (EUR), 1.288% due 7/13/2029	285,000	283,600
	Software — 0.1%
[b]	GoTo Group, Inc.,5.50% due 5/1/2028	184,029	92,138
			375,738
	TECHNOLOGY HARDWARE & EQUIPMENT — 0.2%
	Electronic Equipment, Instruments & Components — 0.2%
	CDW LLC/CDW Finance Corp., 3.25% due 2/15/2029	250,000	235,873
			235,873
	TELECOMMUNICATION SERVICES — 0.2%
	Diversified Telecommunication Services — 0.2%
	AT&T, Inc., 5.539% due 2/20/2026	250,000	249,980
			249,980
	TRANSPORTATION — 0.2%
	Passenger Airlines — 0.2%
[b,c]	Pegasus Hava Tasimaciligi AS, 8.00% due 9/11/2031	200,000	199,874
			199,874
	UTILITIES — 1.2%
	Electric Utilities — 1.0%
	AEP Texas, Inc., 5.40% due 6/1/2033	300,000	308,517
	Black Hills Corp., 6.15% due 5/15/2034	250,000	269,883
[b,c]	Eskom Holdings SOC Ltd., 7.125% due 2/11/2025	250,000	249,990
[e]	Pacific Gas & Electric Co., 5.908% (SOFRINDX + 0.95%) due 9/4/2025	275,000	275,401
	Multi-Utilities — 0.2%
[b,c]	Aegea Finance SARL, 9.00% due 1/20/2031	250,000	270,240
			1,374,031
	TOTAL CORPORATE BONDS (Cost $8,769,281)		9,020,082

See notes to financial statements.	Annual Financial Statements | 45

Schedule of Investments, Continued

Thornburg Summit Fund  |  September 30, 2024

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE
	OTHER GOVERNMENT — 2.0%
	Australia Government Bonds (AUD), Series 166, 3.00% due 11/21/2033	$1,000,000	$640,730
	Brazil Notas do Tesouro Nacional (BRL), Series F, 10.00% due 1/1/2029	1,000,000	174,865
[b]	Dominican Republic International Bonds (DOP), 10.75% due 6/1/2036	13,000,000	229,795
	Egypt Government Bonds (EGP), Series 3Y, 23.865% due 6/4/2027	7,075,000	141,806
	Egypt Treasury Bills (EGP), Series 364D, due 3/11/2025	12,650,000	231,714
[c]	Panama Bonos del Tesoro, 3.362% due 6/30/2031	100,000	81,707
[b]	Republic of Uzbekistan International Bonds (UZS), 16.625% due 5/29/2027	4,500,000,000	354,941
	U.K. Gilts (GBP), 1.625% due 10/22/2028	275,000	339,668
	TOTAL OTHER GOVERNMENT (Cost $2,124,161)		2,195,226

	U.S. TREASURY SECURITIES — 10.5%
	U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/2052	564,935	351,606
	U.S. Treasury Inflation-Indexed Notes,
	0.125%, 1/15/2031	2,899,800	2,665,777
	1.125%, 1/15/2033	232,298	224,186
	1.25%, 4/15/2028	209,720	207,762
	U.S. Treasury Notes,
	0.875%, 9/30/2026	400,000	378,875
	1.125%, 2/15/2031	1,200,000	1,032,094
	2.125%, 11/30/2024	2,000,000	1,991,016
	3.875%, 8/15/2033 - 8/15/2034	1,625,000	1,636,953
	4.00%, 2/15/2034	800,000	813,875
	4.125%, 11/15/2032	550,000	565,812
	4.375%, 5/15/2034	505,000	528,987
	4.50%, 11/15/2033	1,300,000	1,373,125
	TOTAL U.S. TREASURY SECURITIES (Cost $11,634,904)		11,770,068

	MORTGAGE BACKED — 10.7%
[b,e]	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1, 3.805% due 1/25/2049	27,256	26,384
[b]	BXP Trust, CMBS, Series 2021-601L Class A, 2.618% due 1/15/2044	325,000	273,687
[b]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	245,000	219,019
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,e]	Series 2021-J1 Class B4, 2.61% due 4/25/2051	100,000	45,212
[b,e]	Series 2021-J1 Class B5, 2.61% due 4/25/2051	100,000	37,823
[b,e]	Series 2021-J1 Class B6, 2.61% due 4/25/2051	99,907	37,245
	COMM Mortgage Trust, CMBS, Series 2015-LC23 Class ASB, 3.598% due 10/10/2048	128,685	127,750
[b,e]	CSMC Trust, CMBS, Series 2020-522F Class A, 8.95% (TSFR1M + 3.85%) due 9/16/2025	100,000	60,802
[b]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	250,000	220,759
[b,e]	Ellington Financial Mortgage Trust,Whole Loan Securities Trust CMO, Series 2022-1 Class A1, 2.206% due 1/25/2067	232,396	205,029
	Federal Home Loan Mtg Corp., Pool SE9046, 3.00% due 12/1/2051	242,807	216,233
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO, Series 2019-1 Class MA, 3.50% due 7/25/2058	39,648	38,461
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool SD1669, 2.50% due 1/1/2052	268,590	231,698
	Pool SD4175, 2.50% due 6/1/2052	1,064,084	918,652
	Pool SD8242, 3.00% due 9/1/2052	581,606	522,527
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO, Series 2017-SC02 Class 1A, 3.00% due 5/25/2047	63,656	55,955
	Federal National Mtg Assoc., UMBS Collateral,
	Pool BV4119, 2.50% due 3/1/2052	616,699	532,413
	Pool CB1388, 2.50% due 8/1/2051	527,659	458,408
	Pool CB2301, 3.00% due 12/1/2051	466,176	418,276
	Pool FM8658, 2.50% due 9/1/2051	907,782	783,792
	Pool FM8761, 2.50% due 9/1/2051	375,690	324,176
	Pool FS5447, 2.50% due 9/1/2052	349,658	303,249
	Pool FS6130, 2.50% due 7/1/2052	530,300	457,822
	Pool FS6157, 3.00% due 9/1/2052	993,834	894,421
	Pool FS9157, 2.00% due 5/1/2042	250,000	217,559
	Pool MA4512, 2.50% due 1/1/2052	731,837	633,342
	Pool MA4548, 2.50% due 2/1/2052	527,510	456,351
	Pool MA4653, 3.00% due 7/1/2052	516,105	463,879
[b,e]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-2 Class B3, 3.999% due 12/25/2049	111,783	101,967

46 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Summit Fund  |  September 30, 2024

ISSUER-DESCRIPTION		SHARES/ PRINCIPAL AMOUNT	VALUE
	GCAT Trust, Whole Loan Securities Trust CMO,
[b,e]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	$184,350	$169,230
[b,e]	Series 2023-NQM4 Class A1, 4.25% due 5/25/2067	231,343	220,960
[b]	Houston Galleria Mall Trust, CMBS, Series 2015-HGLR Class A1A2, 3.087% due 3/5/2037	215,000	212,287
[b,e]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 3.041% due 12/10/2041	245,000	222,873
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[b,e]	Series 2021-NQM2 Class A1, 1.073% due 9/25/2056	190,198	157,039
[b,e]	Series 2021-NQM3 Class A1, 1.595% due 11/25/2056	299,169	254,950
[b,e]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	32,353	31,795
[b,e]	MFA Trust, Whole Loan Securities Trust CMO, Series 2022-CHM1 Class A1, 3.875% due 9/25/2056	250,406	244,725
[b,e]	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	333,179	319,208
[b]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	250,000	222,543
[b,e]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 6.362% (TSFR1M + 1.26%) due 5/15/2038	119,000	113,527
[b]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	250,000	216,624
[b,e]	TIAA Bank Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2018-2 Class B3, 3.657% due 7/25/2048	149,179	136,913
[b,e]	WB Commercial Mortgage Trust, CMBS, Series 2024-HQ Class A, 6.134% due 3/15/2040	205,000	207,644
	TOTAL MORTGAGE BACKED (Cost $11,678,977)		12,013,209

	LOAN PARTICIPATIONS — 0.2%
	COMMERCIAL & PROFESSIONAL SERVICES — 0.2%
	Commercial Services & Supplies — 0.2%
[g]	Imagefirst Holdings LLC, 8.854% (SOFR + 4.25%) due 4/27/2028	196,986	195,508
			195,508
	TOTAL LOAN PARTICIPATIONS (Cost $196,986)		195,508

	EXCHANGE-TRADED FUNDS — 2.9%
[a]	Invesco DB Base Metals Fund	34,412	715,426
[a]	SPDR Gold Shares Fund	5,318	1,292,593
[a]	U.S. Oil Fund LP	18,036	1,261,077
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,548,886)		3,269,096

	SHORT-TERM INVESTMENTS — 8.2%
[h]	Thornburg Capital Management Fund	925,596	9,255,964
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,255,964)		9,255,964

	TOTAL INVESTMENTS — 99.8% (Cost $96,212,020)		$112,129,598

	OTHER ASSETS LESS LIABILITIES — 0.2%		217,226

	NET ASSETS — 100.0%		$112,346,824

OUTSTANDING FORWARD CURRENCY CONTRACTS TO BUY OR SELL AT SEPTEMBER 30, 2024
CONTRACT DESCRIPTION	CONTRACT PARTY*	BUY/SELL	CONTRACT AMOUNT	CONTRACT VALUE DATE	VALUE USD	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION
Euro	SSB	Buy	4,025,000	10/31/2024	4,485,828	$111,353	$—
Japanese Yen	MSC	Buy	614,060,000	10/31/2024	4,289,355	247,707	—
Japanese Yen	MSC	Sell	76,700,000	10/31/2024	535,768	—	(8,668)
Total						$359,060	$(8,668)
Net unrealized appreciation (depreciation)						$350,392

* Counterparties include State Street Bank and Trust Company (“SSB”) and Morgan Stanely & Co. Inc. (“MSC”).

See notes to financial statements.	Annual Financial Statements | 47

Schedule of Investments, Continued

Thornburg Summit Fund  |  September 30, 2024

Footnote Legend

a	Non-income producing.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the aggregate value of these securities in the Fund’s portfolio was $15,158,912, representing 13.49% of the Fund’s net assets.

c	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

d	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.

e	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on September 30, 2024.

f	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

g	The stated coupon rate represents the greater of the SOFR or the SOFR floor rate plus a spread at September 30, 2024.

h	Investment in Affiliates.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt	Mtg	Mortgage
AUD	Denominated in Australian Dollar	SBA	Small Business Administration
BRL	Denominated in Brazilian Real	SOFR	Secured Overnight Financing Rate
CMBS	Commercial Mortgage-Backed Securities	SOFRINDX	Secured Overnight Financing Rate Index
CMO	Collateralized Mortgage Obligation	TSFR1M	Term SOFR 1 Month
DOP	Denominated in Dominican Peso	TSFR3M	Term SOFR 3 Month
EGP	Denominated in Egyptian Pound	UMBS	Uniform Mortgage Backed Securities
EUR	Denominated in Euro	UZS	Denominated in Uzbekistani Som
GBP	Denominated in Pound Sterling

COUNTRY EXPOSURE *

(percent of net assets)

United States	64.9%
France	3.6%
Canada	2.8%
Japan	2.7%
India	2.7%
United Kingdom	2.5%
Brazil	1.6%
Taiwan	1.5%
South Korea	1.4%
Australia	1.1%
China	1.0%
Macao	0.9%
Denmark	0.9%
Netherlands	0.9%
Germany	0.6%
Dominican Republic	0.5%
Turkey	0.4%
Egypt	0.3%
Uzbekistan	0.3%
Mexico	0.3%
Colombia	0.2%
South Africa	0.2%
Israel	0.1%
Cayman Islands	0.1%
Panama	0.1%
Other Assets Less Liabilities	8.4%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

48 | Annual Financial Statements	See notes to financial statements.

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Annual Financial Statements  |  49

Statements of Assets and Liabilities

September 30, 2024

	THORNBURG GLOBAL OPPORTUNITIES FUND	THORNBURG INTERNATIONAL EQUITY FUND	THORNBURG BETTER WORLD INTERNATIONAL FUND	THORNBURG INTERNATIONAL GROWTH FUND	THORNBURG DEVELOPING WORLD FUND
ASSETS
Investments at cost
Non-affiliated issuers	$762,090,761	$2,007,366,360	$439,109,284	$557,986,232	$499,473,098
Non-controlled affiliated issuers	36,186,959	120,996,633	22,153,050	21,464,529	1,108,242
Investments at value
Non-affiliated issuers	1,270,298,157	2,832,495,976	546,512,328	866,071,735	678,106,684
Non-controlled affiliated issuers	36,186,959	120,996,633	22,153,050	21,464,529	1,108,242
Cash	-	4,967	-	-	1,172,474
Foreign currency at value (a)	21	7,082,617	28,374	102,687	10
Receivable for investments sold	-	14,112,155	3,934,983	23,188,071	2,385,567
Receivable for fund shares sold	2,784,503	4,005,237	846,235	349,031	326,739
Dividends receivable	2,598,383	7,503,663	1,144,059	777,618	1,091,052
Tax reclaims receivable	1,393,767	7,938,314	982,816	1,993,699	-
Prepaid expenses and other assets	98,806	49,384	56,500	32,566	22,082
Total Assets	1,313,360,596	2,994,188,946	575,658,345	913,979,936	684,212,850

LIABILITIES

Unrealized depreciation on forward currency contracts	424,443	1,953,484	-	-	-
Payable for investments purchased	187,775	12,603,824	1,713,364	29,426,230	316,133
Payable for fund shares redeemed	625,701	2,321,655	3,212,396	468,849	1,772,806
Payable to investment advisor and other affiliates	991,978	2,033,416	304,141	686,085	427,738
IRS compliance fees for foreign withholding tax claims payable	-	3,355,756	-	-	-
Deferred taxes payable	4,586,646	1,226,567	-	1,265,623	5,914,443
Accounts payable and accrued expenses	520,724	1,554,617	372,400	529,613	1,019,679
Dividends payable	10	3,476	-	-	-
Total Liabilities	7,337,277	25,052,795	5,602,301	32,376,400	9,450,799
NET ASSETS	$1,306,023,319	$2,969,136,151	$570,056,044	$881,603,536	$674,762,051

NET ASSETS CONSIST OF

Net capital paid in on shares of beneficial interest	$762,771,113	$1,984,859,552	$516,039,112	$523,429,100	$650,842,382
Distributable earnings	543,252,206	984,276,599	54,016,932	358,174,436	23,919,669
NET ASSETS	$1,306,023,319	$2,969,136,151	$570,056,044	$881,603,536	$674,762,051

50  |  Annual Financial Statements

Statements of Assets and Liabilities, Continued

September 30, 2024

	THORNBURG GLOBAL OPPORTUNITIES FUND	THORNBURG INTERNATIONAL EQUITY FUND	THORNBURG BETTER WORLD INTERNATIONAL FUND	THORNBURG INTERNATIONAL GROWTH FUND	THORNBURG DEVELOPING WORLD FUND
NET ASSET VALUE
Class A Shares:
Net assets applicable to shares outstanding	$347,531,687	$432,976,003	$38,158,990	$92,100,556	$76,267,535
Shares outstanding	8,756,709	14,910,513	1,974,792	3,398,536	3,328,246
Net asset value and redemption price per share	$39.69	$29.04	$19.32	$27.10	$22.92
Maximum offering price per share (net asset value, plus 4.50% of offering price)	$41.56	$30.41	$20.23	$28.38	$24.00

Class C Shares:
Net assets applicable to shares outstanding	27,358,415	10,054,947	6,574,594	6,985,251	7,493,223
Shares outstanding	728,497	405,749	351,656	291,717	349,276
Net asset value and redemption price per share*	37.55	24.78	18.70	23.95	21.45

Class I Shares:
Net assets applicable to shares outstanding	829,382,521	1,747,825,760	525,322,460	673,334,756	519,162,608
Shares outstanding	20,770,281	57,663,326	26,309,316	23,874,977	22,058,068
Net asset value and redemption price per share	39.93	30.31	19.97	28.20	23.54

Class R3 Shares:
Net assets applicable to shares outstanding	2,833,055	128,724,693	-	4,770,946	-
Shares outstanding	72,336	4,443,795	-	179,258	-
Net asset value and redemption price per share	39.17	28.97	-	26.61	-

Class R4 Shares:
Net assets applicable to shares outstanding	4,931,399	93,021,410	-	7,102,862	-
Shares outstanding	125,319	3,239,399	-	264,777	-
Net asset value and redemption price per share	39.35	28.72	-	26.83	-

Class R5 Shares:
Net assets applicable to shares outstanding	18,133,885	117,461,348	-	6,386,970	3,379,753
Shares outstanding	453,360	3,880,135	-	225,731	144,094
Net asset value and redemption price per share	40.00	30.27	-	28.29	23.46

Class R6 Shares:
Net assets applicable to shares outstanding	75,852,357	439,071,990	-	90,922,195	68,458,932
Shares outstanding	1,890,292	14,557,343	-	3,197,598	2,901,222
Net asset value and redemption price per share	40.13	30.16	-	28.43	23.60

(a)	Cost of foreign currency is $20; $7,082,503; $28,494; $103,095; $10 respectively.
*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

Annual Financial Statements  |  51

Statements of Assets and Liabilities, Continued

September 30, 2024

	THORNBURG SMALL/MID CAP CORE FUND	THORNBURG SMALL/MID CAP GROWTH FUND	THORNBURG INVESTMENT INCOME BUILDER FUND	THORNBURG SUMMIT FUND
ASSETS
Investments at cost
Non-affiliated issuers	$407,845,530	$200,312,571	$9,457,434,949	$86,956,056
Non-controlled affiliated issuers	10,203,814	5,829,012	896,297,483	9,255,964
Investments at value
Non-affiliated issuers	550,565,145	270,191,491	13,068,345,898	102,873,634
Non-controlled affiliated issuers	10,203,814	5,829,012	830,514,433	9,255,964
Cash	-	-	6,449,395	-
Foreign currency at value (a)	-	-	143	114
Unrealized appreciation on forward currency contracts	-	-	231,537	359,060
Receivable for investments sold	-	-	14,353,230	224,936
Receivable for fund shares sold	65,373	17,807	11,122,694	66,928
Dividends receivable	65,499	20,514	27,477,871	118,916
Tax reclaims receivable	-	1,687	39,005,278	41,223
Principal and interest receivable	-	-	19,719,745	263,141
Prepaid expenses and other assets	44,212	31,180	1,918	13,331
Total Assets	560,944,043	276,091,691	14,017,222,142	113,217,247

LIABILITIES
Unrealized depreciation on forward currency contracts	-	-	6,628,880	8,668
Payable for investments purchased	25,882	14,522	40,395,986	528,465
Payable for fund shares redeemed	173,876	20,378	4,211,835	-
Payable to investment advisor and other affiliates	533,723	262,937	11,002,934	21,571
Deferred taxes payable	-	-	2,686,189	196,970
Accounts payable and accrued expenses	361,452	182,329	2,974,520	114,749
Dividends payable	-	-	17,297,333	-
Total Liabilities	1,094,933	480,166	85,197,677	870,423
NET ASSETS	$559,849,110	$275,611,525	$13,932,024,465	$112,346,824

NET ASSETS CONSIST OF
Net capital paid in on shares of beneficial interest	$455,821,371	$312,442,794	$10,429,620,965	$94,788,550
Distributable earnings (accumulated loss)	104,027,739	(36,831,269)	3,502,403,500	17,558,274
NET ASSETS	$559,849,110	$275,611,525	$13,932,024,465	$112,346,824

52  |  Annual Financial Statements

Statements of Assets and Liabilities, Continued

September 30, 2024

	THORNBURG SMALL/MID CAP CORE FUND	THORNBURG SMALL/MID CAP GROWTH FUND	THORNBURG INVESTMENT INCOME BUILDER FUND	THORNBURG SUMMIT FUND
NET ASSET VALUE
Class A Shares:
Net assets applicable to shares outstanding	$306,851,682	$140,412,487	$4,501,106,115	$13,638,595
Shares outstanding	3,977,253	4,645,361	168,801,564	1,013,088
Net asset value and redemption price per share	$77.15	$30.23	$26.67	$13.46
Maximum offering price per share (net asset value, plus 4.50% of offering price)	$80.79	$31.65	$27.93	$14.09

Class C Shares:
Net assets applicable to shares outstanding	3,194,667	2,668,653	510,172,529	-
Shares outstanding	49,404	123,213	19,161,750	-
Net asset value and redemption price per share*	64.66	21.66	26.62	-

Class I Shares:
Net assets applicable to shares outstanding	232,076,496	107,769,794	8,599,135,397	98,708,229
Shares outstanding	2,859,447	3,072,404	320,057,928	7,328,763
Net asset value and redemption price per share	81.16	35.08	26.87	13.47

Class R3 Shares:
Net assets applicable to shares outstanding	12,245,379	15,029,953	21,650,439	-
Shares outstanding	159,561	507,775	812,369	-
Net asset value and redemption price per share	76.74	29.60	26.65	-

Class R4 Shares:
Net assets applicable to shares outstanding	2,722,973	893,784	12,740,948	-
Shares outstanding	34,867	29,436	477,357	-
Net asset value and redemption price per share	78.10	30.36	26.69	-

Class R5 Shares:
Net assets applicable to shares outstanding	2,757,913	8,836,854	19,236,491	-
Shares outstanding	34,043	252,368	716,520	-
Net asset value and redemption price per share	81.01	35.02	26.85	-

Class R6 Shares:
Net assets applicable to shares outstanding	-	-	267,982,546	-
Shares outstanding	-	-	10,004,637	-
Net asset value and redemption price per share	-	-	26.79	-

(a)	Cost of foreign currency is $0; $0; $143; $111 respectively.
*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

Annual Financial Statements  |  53

Statements of Operations

Year Ended September 30, 2024

	THORNBURG GLOBAL OPPORTUNITIES FUND	THORNBURG INTERNATIONAL EQUITY FUND	THORNBURG BETTER WORLD INTERNATIONAL FUND	THORNBURG INTERNATIONAL GROWTH FUND	THORNBURG DEVELOPING WORLD FUND
INVESTMENT INCOME
Dividend income
Non-affiliated issuers	$30,326,012	$69,621,469	$11,540,524	$13,276,059	$17,945,985
Non-controlled affiliated issuers	1,956,399	8,114,126	2,292,714	902,530	656,379
Dividend taxes withheld	(2,287,170)	(5,512,390)	(731,416)	(1,541,910)	(2,194,693)
Interest income	833	9,769	128	2,488	135
Foreign withholding tax claims	206,901	10,555,554	72,230	164,556	-
Adjusted for: IRS compliance fees for foreign
withholding tax claims	-	(3,355,756)	-	-	-
Total Income	30,202,975	79,432,772	13,174,180	12,803,723	16,407,806

EXPENSES
Investment management fees	9,702,226	20,091,491	5,502,240	7,426,184	8,582,976
Administration fees	1,005,286	2,268,581	494,639	757,593	785,284
Distribution and service fees
Class A Shares	788,149	998,531	98,371	229,143	197,243
Class C Shares	316,506	108,013	61,840	77,656	93,286
Class R3 Shares	13,576	593,296	-	24,320	-
Class R4 Shares	12,278	221,983	-	17,804	-
Transfer agent fees
Class A Shares	344,925	498,552	62,443	111,225	140,518
Class C Shares	47,488	15,188	8,514	15,275	19,116
Class I Shares	728,945	1,238,543	582,866	326,916	861,623
Class R3 Shares	12,178	312,482	-	18,517	-
Class R4 Shares	29,721	288,508	-	42,093	-
Class R5 Shares	51,411	286,821	-	47,900	12,816
Class R6 Shares	12,078	38,512	-	13,355	26,530
Registration and filing fees
Class A Shares	20,238	18,479	17,665	16,917	15,323
Class C Shares	15,368	14,382	17,607	14,495	15,157
Class I Shares	32,803	34,994	32,571	20,927	30,711
Class R3 Shares	15,515	14,732	-	14,927	-
Class R4 Shares	15,515	14,439	-	14,935	-
Class R5 Shares	15,497	14,439	-	14,854	15,564
Class R6 Shares	15,558	16,181	-	14,923	15,564
Custodian fees	205,232	393,975	161,318	169,874	864,502
Audit and tax fees	67,954	110,620	72,429	103,521	62,409
Legal fees	12,342	28,853	2,689	10,341	11,110
Trustee and officer fees	73,871	168,455	40,017	59,805	65,570
Tax reclaim collection fees	-	1,537,849	-	-	-
Other expenses	176,556	300,067	110,386	70,214	192,028
Total Expenses	13,731,216	29,627,966	7,265,595	9,633,714	12,007,330
Less:
Expenses reimbursed	(586,944)	(984,343)	(1,084,005)	(499,479)	(905,368)
Investment management fees waived	(421,427)	(2,842,124)	(779,118)	(101,674)	(1,335,363)
Net Expenses	12,722,845	25,801,499	5,402,472	9,032,561	9,766,599
Net Investment Income (Loss)	$17,480,130	$53,631,273	$7,771,708	$3,771,162	$6,641,207

54  |  Annual Financial Statements

Statements of Operations, Continued

Year Ended September 30, 2024

	THORNBURG GLOBAL OPPORTUNITIES FUND	THORNBURG INTERNATIONAL EQUITY FUND	THORNBURG BETTER WORLD INTERNATIONAL FUND	THORNBURG INTERNATIONAL GROWTH FUND	THORNBURG DEVELOPING WORLD FUND
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Non-affiliated issuers investments*	$37,533,892	$118,566,274	$(11,231,496)	$64,569,406	$47,114,518
Forward currency contracts	(2,205,370)	12,419,554	-	-	-
Foreign currency transactions	(128,948)	(929,354)	(114,001)	(10,128)	(864,688)
Net realized gain (loss)	35,199,574	130,056,474	(11,345,497)	64,559,278	46,249,830

Net change in unrealized appreciation (depreciation) on:
Non-affiliated issuers investments**	244,262,251	558,990,974	116,045,024	132,499,628	87,914,685
Forward currency contracts	(5,705,680)	(10,951,245)	-	-	-
Foreign currency translations	94,917	608,271	59,411	158,475	19,298
Change in net unrealized appreciation
(depreciation)	238,651,488	548,648,000	116,104,435	132,658,103	87,933,983
Net Realized and Unrealized Gain (Loss)	273,851,062	678,704,474	104,758,938	197,217,381	134,183,813
Change in Net Assets Resulting from
Operations	$291,331,192	$732,335,747	$112,530,646	$200,988,543	$140,825,020
* Net of foreign capital gain taxes	$651,917	$2,034,945	$-	$597,785	$9,372,652
** Net of change in deferred taxes	$(1,497,963)	$(425,383)	$-	$(1,265,623)	$(2,791,366)

See notes to financial statements.

Annual Financial Statements  |  55

Statements of Operations, Continued

Year Ended September 30, 2024

	THORNBURG SMALL/MID CAP CORE FUND	THORNBURG SMALL/MID CAP GROWTH FUND	THORNBURG INVESTMENT INCOME BUILDER FUND	THORNBURG SUMMIT FUND
INVESTMENT INCOME
Dividend income
Non-affiliated issuers	$3,885,209	$527,289	$568,330,951	$937,280
Non-controlled affiliated issuers	341,662	172,698	41,344,666	362,037
Dividend taxes withheld	-	(2,300)	(34,973,030)	(37,008)
Interest income	-	-	104,660,331	1,776,731
Foreign withholding tax claims	-	-	1,741,240	27,333
Total Income	4,226,871	697,687	681,104,158	3,066,373

EXPENSES
Investment management fees	4,557,438	2,306,894	87,822,670	733,704
Administration fees	454,808	229,590	11,003,220	85,127
Distribution and service fees
Class A Shares	723,071	338,903	10,466,602	22,215
Class C Shares	37,317	30,820	4,964,977	-
Class R3 Shares	61,846	72,276	103,726	-
Class R4 Shares	6,201	2,123	29,005	-
Transfer agent fees
Class A Shares	364,121	191,576	2,879,750	22,353
Class C Shares	21,309	19,392	372,636	-
Class I Shares	153,091	45,920	5,888,347	41,280
Class R3 Shares	33,208	37,966	53,370	-
Class R4 Shares	7,733	4,027	34,347	-
Class R5 Shares	9,980	11,988	60,733	-
Class R6 Shares	-	-	28,359	-
Registration and filing fees
Class A Shares	16,718	14,975	71,093	17,385
Class C Shares	15,273	14,509	34,456	-
Class I Shares	16,213	14,550	118,747	17,371
Class R3 Shares	14,750	14,610	24,577	-
Class R4 Shares	14,880	14,791	24,541	-
Class R5 Shares	14,887	14,413	24,671	-
Class R6 Shares	-	-	24,754	-
Custodian fees	44,060	38,642	1,102,398	95,775
Audit and tax fees	61,344	55,142	121,589	85,481
Legal fees	4,906	2,676	144,503	1,149
Trustee and officer fees	34,450	18,704	837,359	6,567
Tax reclaim collection fees	-	-	253,844	-
Other expenses	40,607	38,267	1,088,776	53,316
Total Expenses	6,708,211	3,532,754	127,579,050	1,181,723
Less:
Expenses reimbursed	(409,135)	(267,249)	(181,781)	(183,900)
Investment management fees waived	-	-	-	(300,600)
Net Expenses	6,299,076	3,265,505	127,397,269	697,223
Net Investment Income (Loss)	$(2,072,205)	$(2,567,818)	$553,706,889	$2,369,150

56  |  Annual Financial Statements

Statements of Operations, Continued

Year Ended September 30, 2024

	THORNBURG SMALL/MID CAP CORE FUND	THORNBURG SMALL/MID CAP GROWTH FUND	THORNBURG INVESTMENT INCOME BUILDER FUND	THORNBURG SUMMIT FUND
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on: Non-affiliated issuers investments*	$11,004,011	$3,142,354	$390,187,470	$3,334,592
Forward currency contracts	-	-	(35,193,851)	(324,636)
Foreign currency transactions	-	(788)	545,315	(5,838)
Net realized gain (loss)	11,004,011	3,141,566	355,538,934	3,004,118

Net change in unrealized appreciation (depreciation) on: Non-affiliated issuers investments**	117,384,529	56,135,991	2,000,376,616	13,499,929
Non-controlled affiliated issuers	-	-	(4,186,016)	-
Forward currency contracts	-	-	(82,794,489)	567,481
Foreign currency translations	-	-	2,115,296	(122)
Change in net unrealized appreciation (depreciation)	117,384,529	56,135,991	1,915,511,407	14,067,288
Net Realized and Unrealized Gain (Loss)	128,388,540	59,277,557	2,271,050,341	17,071,406
Change in Net Assets Resulting from Operations	$126,316,335	$56,709,739	$2,824,757,230	$19,440,556
* Net of foreign capital gain taxes	$-	$-	$-	$19,658
** Net of change in deferred taxes	$-	$-	$(1,960,385)	$(196,970)

See notes to financial statements.

Annual Financial Statements  |  57

Statements of Changes in Net Assets

	THORNBURG GLOBAL OPPORTUNITIES FUND		THORNBURG INTERNATIONAL EQUITY FUND
	YEAR ENDED SEPTEMBER 30, 2024	YEAR ENDED SEPTEMBER 30, 2023	YEAR ENDED SEPTEMBER 30, 2024	YEAR ENDED SEPTEMBER 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$17,480,130	$22,966,683	$53,631,273	$45,245,909
Net realized gain (loss)	35,199,574	42,293,182	130,056,474	42,874,938
Net change in unrealized appreciation (depreciation)	238,651,488	121,450,660	548,648,000	445,485,130

Net Increase (Decrease) in Net Assets Resulting from Operations	291,331,192	186,710,525	732,335,747	533,605,977

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	(16,081,299)	(9,456,995)	(8,698,557)	(6,396,784)
Class C Shares	(1,610,419)	(1,959,214)	(175,163)	(180,196)
Class I Shares	(36,940,875)	(22,157,893)	(34,545,635)	(27,585,467)
Class R3 Shares	(144,111)	(100,397)	(2,284,889)	(1,851,400)
Class R4 Shares	(268,120)	(189,199)	(1,907,091)	(1,536,366)
Class R5 Shares	(1,026,988)	(660,145)	(2,400,229)	(2,007,059)
Class R6 Shares	(3,542,681)	(2,165,798)	(8,275,441)	(6,118,423)

FUND SHARE TRANSACTIONS
Class A Shares	124,241	25,050,330	(40,461,493)	(48,099,827)
Class C Shares	(18,677,008)	(35,106,383)	(5,017,561)	(4,907,521)
Class I Shares	58,862,091	94,529,948	(38,628,419)	(150,959,707)
Class R3 Shares	(464,923)	(347,655)	(12,029,387)	(14,278,178)
Class R4 Shares	(1,058,349)	(381,691)	(12,350,791)	(4,541,851)
Class R5 Shares	(3,020,448)	(642,889)	(11,388,544)	(5,295,441)
Class R6 Shares	4,112,053	2,091,987	51,235,272	(4,922,712)
Net Increase (Decrease) in Net Assets	271,594,356	235,214,531	605,407,819	254,925,045

NET ASSETS
Beginning of Year	1,034,428,963	799,214,432	2,363,728,332	2,108,803,287
End of Year	$1,306,023,319	$1,034,428,963	$2,969,136,151	$2,363,728,332

See notes to financial statements.

58  |  Annual Financial Statements

Statements of Changes in Net Assets, Continued

	THORNBURG BETTER WORLD INTERNATIONAL FUND		THORNBURG INTERNATIONAL GROWTH FUND
	YEAR ENDED SEPTEMBER 30, 2024	YEAR ENDED SEPTEMBER 30, 2023	YEAR ENDED SEPTEMBER 30, 2024	YEAR ENDED SEPTEMBER 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$7,771,708	$6,931,440	$3,771,162	$3,980,329
Net realized gain (loss)	(11,345,497)	2,557,196	64,559,278	33,111,710
Net change in unrealized appreciation (depreciation)	116,104,435	65,793,514	132,658,103	136,078,025

Net Increase (Decrease) in Net Assets Resulting from Operations	112,530,646	75,282,150	200,988,543	173,170,064

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	(441,083)	(110,786)	(205,276)	(255,104)
Class C Shares	(23,443)	-	-	-
Class I Shares	(8,100,820)	(3,365,207)	(3,944,778)	(5,140,255)
Class R3 Shares	-	-	(6,666)	(7,298)
Class R4 Shares	-	-	(16,845)	(24,867)
Class R5 Shares	-	-	(74,501)	(170,516)
Class R6 Shares	-	-	(555,216)	(626,086)

FUND SHARE TRANSACTIONS
Class A Shares	(9,514,437)	1,010,983	(15,437,862)	(14,839,351)
Class C Shares	(720,715)	1,007,401	(3,332,466)	(4,338,314)
Class I Shares	(83,768,709)	102,433,867	(103,544,621)	(228,228,192)
Class R3 Shares	-	-	(832,150)	(570,566)
Class R4 Shares	-	-	(1,659,413)	(800,493)
Class R5 Shares	-	-	(9,218,052)	(12,274,626)
Class R6 Shares	-	-	(861,939)	(6,278,518)
Net Increase (Decrease) in Net Assets	9,961,439	176,258,408	61,298,758	(100,384,122)

NET ASSETS
Beginning of Year	560,094,605	383,836,197	820,304,778	920,688,900
End of Year	$570,056,044	$560,094,605	$881,603,536	$820,304,778

See notes to financial statements.

Annual Financial Statements  |  59

Statements of Changes in Net Assets, Continued

	THORNBURG DEVELOPING WORLD FUND		THORNBURG SMALL/MID CAP CORE FUND
	YEAR ENDED SEPTEMBER 30, 2024	YEAR ENDED SEPTEMBER 30, 2023	YEAR ENDED SEPTEMBER 30, 2024	YEAR ENDED SEPTEMBER 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$6,641,207	$13,014,821	$(2,072,205)	$(1,293,541)
Net realized gain (loss)	46,249,830	(78,110,701)	11,004,011	(21,084,817)
Net change in unrealized appreciation (depreciation)	87,933,983	141,980,715	117,384,529	73,412,671

Net Increase (Decrease) in Net Assets Resulting from Operations	140,825,020	76,884,835	126,316,335	51,034,313

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	(1,337,723)	(1,251,706)	-	(136,460)
Class C Shares	(66,116)	(41,004)	-	-
Class I Shares	(16,040,523)	(13,972,476)	-	(1,088,874)
Class R3 Shares	-	-	-	(15,650)
Class R4 Shares	-	-	-	(6,736)
Class R5 Shares	(66,847)	(57,870)	-	(29,855)
Class R6 Shares	(1,351,847)	(1,105,768)	-	-

FUND SHARE TRANSACTIONS
Class A Shares	(19,028,382)	(10,748,385)	(39,097,518)	(44,442,447)
Class C Shares	(5,545,682)	(6,854,299)	(2,170,037)	(3,590,500)
Class I Shares	(381,273,036)	(19,576,461)	(16,390,792)	(29,769,151)
Class R3 Shares	-	-	(3,415,074)	(2,018,695)
Class R4 Shares	-	-	(177,546)	(806,342)
Class R5 Shares	(316,668)	593,489	(827,396)	(3,866,821)
Class R6 Shares	(2,277,891)	2,710,356	-	-
Net Increase (Decrease) in Net Assets	(286,479,695)	26,580,711	64,237,972	(34,737,218)

NET ASSETS
Beginning of Year	961,241,746	934,661,035	495,611,138	530,348,356
End of Year	$674,762,051	$961,241,746	$559,849,110	$495,611,138

See notes to financial statements.

60  |  Annual Financial Statements

Statements of Changes in Net Assets, Continued

	THORNBURG SMALL/MID CAP GROWTH FUND		THORNBURG INVESTMENT INCOME BUILDER FUND
	YEAR ENDED SEPTEMBER 30, 2024	YEAR ENDED SEPTEMBER 30, 2023	YEAR ENDED SEPTEMBER 30, 2024	YEAR ENDED SEPTEMBER 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$(2,567,818)	$(2,881,209)	$553,706,889	$568,370,299
Net realized gain (loss)	3,141,566	(16,541,247)	355,538,934	17,376,938
Net change in unrealized appreciation (depreciation)	56,135,991	59,027,788	1,915,511,407	1,497,653,372

Net Increase (Decrease) in Net Assets Resulting from Operations	56,709,739	39,605,332	2,824,757,230	2,083,400,609

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	-	-	(191,766,530)	(198,693,407)
Class C Shares	-	-	(19,015,451)	(25,228,489)
Class I Shares	-	-	(368,729,466)	(340,484,174)
Class R3 Shares	-	-	(874,451)	(1,007,983)
Class R4 Shares	-	-	(499,487)	(558,366)
Class R5 Shares	-	-	(915,948)	(1,414,560)
Class R6 Shares	-	-	(12,250,664)	(9,645,525)

FUND SHARE TRANSACTIONS
Class A Shares	(21,776,888)	(34,425,116)	(126,515,271)	1,283,935
Class C Shares	(1,735,505)	(2,503,123)	(70,918,155)	(165,858,454)
Class I Shares	(24,461,842)	(18,693,030)	449,575,518	742,990,448
Class R3 Shares	(2,000,257)	(2,165,143)	(1,983,630)	(2,989,507)
Class R4 Shares	(150,578)	(407,355)	514,762	(1,677,122)
Class R5 Shares	(834,107)	(2,576,183)	(2,508,851)	(15,865,894)
Class R6 Shares	-	-	23,641,459	43,901,859
Net Increase (Decrease) in Net Assets	5,750,562	(21,164,618)	2,502,511,065	2,108,153,370

NET ASSETS
Beginning of Year	269,860,963	291,025,581	11,429,513,400	9,321,360,030
End of Year	$275,611,525	$269,860,963	$13,932,024,465	$11,429,513,400

See notes to financial statements.

Annual Financial Statements  |  61

Statements of Changes in Net Assets, Continued

	THORNBURG SUMMIT FUND
	YEAR ENDED SEPTEMBER 30, 2024	YEAR ENDED SEPTEMBER 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$2,369,150	$1,912,535
Net realized gain (loss)	3,004,118	369,559
Net change in unrealized appreciation (depreciation)	14,067,288	5,120,076
Net Increase (Decrease) in Net Assets Resulting from Operations	19,440,556	7,402,170

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	(221,769)	(110,469)
Class I Shares	(2,343,748)	(1,952,484)

FUND SHARE TRANSACTIONS
Class A Shares	6,165,772	5,450,972
Class I Shares	8,459,156	13,513,853
Net Increase (Decrease) in Net Assets	31,499,967	24,304,042

NET ASSETS
Beginning of Year	80,846,857	56,542,815
End of Year	$112,346,824	$80,846,857

See notes to financial statements.

62  |  Annual Financial Statements

Notes to Financial Statements

September 30, 2024

NOTE 1 – ORGANIZATION

Thornburg Global Opportunities Fund (“Global Opportunities Fund”), Thornburg International Equity Fund (“International Equity Fund”), Thornburg Better World International Fund (“Better World International Fund”), Thornburg International Growth Fund (“International Growth Fund”), Thornburg Developing World Fund (“Developing World Fund”), Thornburg Small/Mid Cap Core Fund (“Small/Mid Cap Core Fund”), Thornburg Small/Mid Cap Growth Fund (“Small/Mid Cap Growth Fund”), Thornburg Investment Income Builder Fund (“Income Builder Fund”), and Thornburg Summit Fund (“Summit Fund”), collectively the “Funds”, are diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2024, the Funds are nine of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it.

Global Opportunities Fund: The Fund’s investment goal is to seek long-term capital appreciation by investing in equity and debt securities of all types from issuers around the world. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, developing country risk, equity risk, foreign currency risk, foreign investment risk, liquidity risk, management risk, market and economic risk, real estate risk, redemption risk, risks affecting specific countries or regions, risks affecting specific issuers, and small and mid-cap company risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

International Equity Fund: The Fund’s investment goal is to seek long-term capital appreciation by investing in equity and debt securities of all types. The secondary, non-fundamental goal of the Fund is to seek some current income. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, developing country risk, equity risk, foreign currency risk, foreign investment risk, liquidity risk, management risk, market and economic risk, redemption risk, risks affecting investments in China, risks affecting specific countries or regions, risks affecting specific issuers, and small and mid-cap company risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Better World International Fund: The Fund’s investment goal is to seek long-term capital appreciation. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, developing country risk, equity risk, Environmental, Social and Governance (“ESG”) investing risk, foreign currency risk, foreign investment risk, liquidity risk, management risk, market and economic risk, real estate risk, redemption risk, risks affecting investments in China, risks affecting specific countries or regions, risks affecting specific issuers, and small and mid-cap company risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

International Growth Fund: The Fund’s investment goal is to seek long-term growth of capital by investing in equity securities selected for their growth potential. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, developing country risk, equity risk, foreign currency risk, foreign investment risk, liquidity risk, management risk, market and economic risk, redemption risk, risks affecting specific countries or regions, risks affecting specific issuers, and small and mid-cap company risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Developing World Fund: The Fund’s investment goal is to seek long-term capital appreciation. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, developing country risk, equity risk, foreign currency risk, foreign investment risk, liquidity risk, management risk, market and economic risk, redemption risk, risks affecting investments in China, risks affecting specific countries or regions, risks affecting specific issuers, and small and mid-cap company risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Small/Mid Cap Core Fund: The Fund’s investment goal is to seek long-term capital appreciation by investing in equity and debt securities of all types. The secondary, non-fundamental goal the Fund to seek some current income. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include cybersecurity and operational risk, equity risk, foreign investment risk, liquidity risk, management risk, market and economic risk, redemption risk, risks affecting specific issuers, and small and mid-cap company risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Small/Mid Cap Growth Fund: The Fund’s investment goal is to seek long-term growth of capital by investing in equity securities selected for their growth potential. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include cybersecurity and operational risk, equity risk, foreign investment risk, information technology securities risk, liquidity risk, management risk, market and economic risk, redemption risk, risks affecting specific issuers, and small and mid-cap company risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Annual Financial Statements  |  63

Notes to Financial Statements, Continued

September 30, 2024

Income Builder Fund: The Fund’s primary investment goal is to provide a level of current income which exceeds the average yield on U.S. stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis. The Fund’s secondary investment goal is long-term capital appreciation. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, developing country risk, equity risk, foreign currency risk, foreign investment risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, prepayment and extension risk, real estate risk, redemption risk, risks affecting specific countries or regions, risks affecting specific issuers, and small and mid-cap company risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Summit Fund: The Fund’s investment goal is to seek to grow real wealth over time. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include commodities-related investment risk, credit risk, cybersecurity and operational risk, derivatives risk, developing country risk, equity risk, foreign currency risk, foreign investment risk, high yield risk, inflation risk, interest rate risk, liquidity risk, management risk, market and economic risk, prepayment and extension risk, real estate risk, redemption risk, risks affecting specific issuers, short sale risk, small and mid-cap company risk, and structured products risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

As of September 30, 2024, the Funds each currently offer up to seven classes of shares of beneficial interest.

Each class of shares of the Funds represents an interest in the same portfolio of investments, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year of purchase, and bear both a service fee and a distribution fee, (iii) Class I and Class R5 shares are sold at net asset value without a sales charge at the time of purchase and may be subject to a service fee, (iv) Class R3 shares are sold at net asset value without a sales charge, but bear both a service fee and a distribution fee, (v) Class R4 shares are sold at net asset value without a sales charge at the time of purchase but bear a service fee, (vi) Class R6 shares are sold at net asset value without a sales charge at the time of purchase, and (vii) the respective classes may have different reinvestment privileges and conversion rights. Additionally, each Fund may allocate among its classes certain expenses, to the extent allocable to specific classes, including administration fees, transfer agent fees, government registration fees, certain printing and postage costs and legal expenses. Currently, class specific expenses of the Funds are limited to distribution and service fees, transfer agent fees, and certain registration and filing fees.

At September 30, 2024, the following classes of shares are offered in each respective Fund:

	CLASS A	CLASS C	CLASS I	CLASS R3	CLASS R4	CLASS R5	CLASS R6
Global Opportunities Fund	X	X	X	X	X	X	X
International Equity Fund	X	X	X	X	X	X	X
Better World International Fund	X	X	X
International Growth Fund	X	X	X	X	X	X	X
Developing World Fund	X	X	X			X	X
Small/Mid Cap Core Fund	X	X	X	X	X	X
Small/Mid Cap Growth Fund	X	X	X	X	X	X
Income Builder Fund	X	X	X	X	X	X	X
Summit Fund	X		X

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each of the Funds in the preparation of its financial statements. Each Fund prepares its financial statements in conformity with United States generally accepted accounting principles (“GAAP”), including investment company accounting and reporting guidance in the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946.

Allocation of Income, Gains, Losses and Expenses: Net investment income (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to all Funds are allocated daily among the Funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods. Operating expenses directly attributable to a specific class are charged against the operating income of that class.

Dividends and Distributions to Shareholders: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Ordinary income dividends, if any, are declared daily and paid quarterly or annually. Capital gain distributions, if any, are declared and paid annually and more often if deemed necessary by

64  |  Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2024

Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”). Dividends and distributions are paid and are reinvested in additional shares of the Funds at net asset value per share at the close of business on the ex-dividend date, or at the shareholder’s option, paid in cash.

Foreign Currency Translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against the U.S. dollar on the date of valuation. Purchases and sales of investments and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Funds purchase or sell foreign investments, they will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions. The values of such spot contracts are included in receivable for investments sold and payable for investments purchased on the Statement of Assets and Liabilities.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on investments held. Such changes are included in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

Reported net realized gains and losses from foreign currency transactions arise due to purchases and sales of foreign currencies, currency gains and losses realized between the trade and settlement dates on investment transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. These amounts are included in foreign currency transactions in the Statement of Operations.

Net change in unrealized appreciation (depreciation) on foreign currency translations arise from changes in the fair value of assets and liabilities, other than investments at period end, resulting from changes in exchange rates.

Guarantees and Indemnifications: Under the Trust’s organizational documents (and under separate agreements with the independent Trustees), its officers and Trustees are provided with an indemnification against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business the Trust may also enter into contracts with service providers that contain general indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

Investment Income: Dividend income is recorded on the ex-dividend date. Certain income from foreign investments is recognized as soon as information is available to the Funds. Interest income is accrued as earned. Premiums and discounts are amortized and accreted, respectively, to first call dates or maturity dates using the effective yield method of the respective investments. These amounts are included in Investment Income in the Statement of Operations.

Investment Transactions: Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale of investments are recorded on an identified cost basis.

Repurchase Agreements: The Funds may invest excess cash in repurchase agreements whereby the Funds purchase investments, which serve as collateral, with an agreement to resell such collateral to the seller at an agreed upon price at the maturity date of the repurchase agreement. Investments pledged as collateral for repurchase agreements are held in custody until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. During the fiscal year ended September 30, 2024, the Funds did not enter into repurchase agreements.

Security Valuation: All investments in securities held by the Funds are valued as described in Note 3.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases (decreases) in net assets from operations during the reporting period. Actual results could differ from those estimates.

When-Issued and Delayed Delivery Transactions: The Funds may engage in when-issued or delayed delivery transactions. To the extent the Funds engage in such transactions, they will do so for the purpose of acquiring portfolio investments consistent with the Funds’ investment objectives and not for the purpose of investment leverage or to speculate on interest rate or market changes. At the time the Funds make a commitment to purchase an investment on a when-issued or delayed delivery basis, the Funds will record the transaction and reflect the value in determining its net asset value. Pursuant to current U.S. Securities and Exchange Commission (“SEC”) guidance, a transaction involving a when-issued security will not be deemed to involve a senior security as long as the Funds intend to settle the transaction physically and the transaction settles within 35 days. Investments purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. The values of these securities held at September 30, 2024 are detailed in the Schedule of Investments.

Annual Financial Statements  |  65

Notes to Financial Statements, Continued

September 30, 2024

NOTE 3 – SECURITY VALUATION

Valuation of the Funds’ portfolio investment securities is performed by the Advisor, which has been designated by the Trustees of the Trust (the “Trustees”) as the Funds’ “valuation designee,” as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).

In its capacity as the Funds’ valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Funds’ investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Funds would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Funds upon a sale of the investment, and the difference could be material to the Funds’ financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Funds can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

Investments in U.S. mutual funds are valued at net asset value (“NAV”) each business day.

Debt obligations held by the Funds which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.

Over-the-counter options are valued by a third-party pricing service provider.

Forward currency contracts are valued by a third-party pricing service provider.

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Notes to Financial Statements, Continued

September 30, 2024

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Funds, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Funds are likely to obtain if they sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.

If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Funds may be traded on days and at times when the Funds are not open for business. Consequently, the value of Funds’ investments may be significantly affected on days when shareholders cannot purchase or sell Funds’ shares.

Valuation Hierarchy: The Funds categorize their investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Funds are typically calculated by pricing service providers approved by the Committee and are generally characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Funds, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Funds are likely to obtain if they sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Committee.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and a Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

Annual Financial Statements  |  67

Notes to Financial Statements, Continued

September 30, 2024

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of September 30, 2024:

GLOBAL OPPORTUNITIES FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$1,270,298,157	$1,270,298,157	$—	$—
Short-Term Investments	36,186,959	36,186,959	—	—
Total Investments in Securities	$1,306,485,116	$1,306,485,116	$—	$—
Total Assets	$1,306,485,116	$1,306,485,116	$—	$—

Liabilities
Other Financial Instruments
Forward Currency Contracts	$(424,443)	$—	$(424,443)	$—
Total Other Financial Instruments	$(424,443)	$—	$(424,443)	$—
Total Liabilities	$(424,443)	$—	$(424,443)	$—

INTERNATIONAL EQUITY FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$2,832,495,975	$2,832,495,975	$—	$—
Warrant	1	—	—	1
Short-Term Investments	120,996,633	120,996,633	—	—
Total Investments in Securities	$2,953,492,609	$2,953,492,608	$—	$1
Total Assets	$2,953,492,609	$2,953,492,608	$—	$1	(a)

Liabilities
Other Financial Instruments
Forward Currency Contracts	$(1,953,484)	$—	$(1,953,484)	$—
Total Other Financial Instruments	$(1,953,484)	$—	$(1,953,484)	$—
Total Liabilities	$(1,953,484)	$—	$(1,953,484)	$—

(a)	Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.

BETTER WORLD INTERNATIONAL FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$546,512,327	$546,512,327	$—	$—
Warrant	1	—	—	1
Short-Term Investments	22,153,050	22,153,050	—	—
Total Investments in Securities	$568,665,378	$568,665,377	$—	$1	(a)
Total Assets	$568,665,378	$568,665,377	$—	$1

(a)	Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.

INTERNATIONAL GROWTH FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$866,071,735	$866,071,735	$—	$—
Short-Term Investments	21,464,529	21,464,529	—	—
Total Investments in Securities	$887,536,264	$887,536,264	$—	$—
Total Assets	$887,536,264	$887,536,264	$—	$—

68  |  Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2024

DEVELOPING WORLD FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$661,345,458	$661,345,458	$—	$—
Preferred Stock	16,761,226	16,761,226	—	—
Short-Term Investments	1,108,242	1,108,242	—	—
Total Investments in Securities	$679,214,926	$679,214,926	$—	$—
Total Assets	$679,214,926	$679,214,926	$—	$—

SMALL/MID CAP CORE FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$550,565,145	$550,565,145	$—	$—
Short-Term Investments	10,203,814	10,203,814	—	—
Total Investments in Securities	$560,768,959	$560,768,959	$—	$—
Total Assets	$560,768,959	$560,768,959	$—	$—

SMALL/MID CAP GROWTH FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$270,191,491	$270,191,491	$—	$—
Short-Term Investments	5,829,012	5,829,012	—	—
Total Investments in Securities	$276,020,503	$276,020,503	$—	$—
Total Assets	$276,020,503	$276,020,503	$—	$—

INCOME BUILDER FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$11,722,556,607	$11,718,204,366	$—	$4,352,241
Preferred Stock	11,079,600	2,739,600	8,340,000	—
Asset Backed Securities	146,170,939	—	143,933,659	2,237,280
Corporate Bonds	1,016,186,397	—	1,016,186,397	—
Other Government	10,729,060	—	10,729,060	—
Mortgage Backed	282,278,781	—	282,277,831	950
Loan Participations	22,515,503	—	22,515,503	—
Short-Term Investments	687,343,444	687,343,444	—	—
Total Investments in Securities	$13,898,860,331	$12,408,287,410	$1,483,982,450	$6,590,471

Other Financial Instruments
Forward Currency Contracts	$231,537	$—	$231,537	$—
Total Assets	$13,899,091,868	$12,408,287,410	$1,484,213,987	$6,590,471	(a)

Liabilities
Other Financial Instruments
Forward Currency Contracts	$(6,628,880)	$—	$(6,628,880)	$—
Total Other Financial Instruments	$(6,628,880)	$—	$(6,628,880)	$—
Total Liabilities	$(6,628,880)	$—	$(6,628,880)	$—

(a)	Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.

Annual Financial Statements  |  69

Notes to Financial Statements, Continued

September 30, 2024

SUMMIT FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$59,373,970	$59,373,970	$—	$—
Asset Backed Securities	5,036,475	—	4,929,938	106,537
Corporate Bonds	9,020,082	—	9,020,082	—
Other Government	2,195,226	—	2,195,226	—
U.S. Treasury Securities	11,770,068	11,770,068	—	—
Mortgage Backed	12,013,209	—	12,013,209	—
Loan Participations	195,508	—	195,508	—
Exchange-Traded Funds	3,269,096	3,269,096	—	—
Short-Term Investments	9,255,964	9,255,964	—	—
Total Investments in Securities	$112,129,598	$83,669,098	$28,353,963	$106,537

Other Financial Instruments
Forward Currency Contracts	$359,060	$—	$359,060	$—
Total Assets	$112,488,658	$83,669,098	$28,713,023	$106,537	(a)

Liabilities
Other Financial Instruments
Forward Currency Contracts	$(8,668)	$—	$(8,668)	$—
Total Other Financial Instruments	$(8,668)	$—	$(8,668)	$—
Total Liabilities	$(8,668)	$—	$(8,668)	$—

(a)	Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.

NOTE 4 – INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement with the Trust, the Advisor serves as the investment advisor and performs advisory services for the Funds for which the Advisor’s management fees are payable at the end of each month. Under the investment advisory agreement, each Fund pays the Advisor a management fee based on the average daily net assets of that Fund at an annual rate as shown in the following table:

GLOBAL OPPORTUNITIES FUND, INTERNATIONAL EQUITY FUND, INTERNATIONAL GROWTH FUND, SMALL/MID CAP CORE FUND, SMALL/MID CAP GROWTH FUND, INCOME BUILDER FUND		BETTER WORLD INTERNATIONAL FUND, DEVELOPING WORLD FUND		SUMMIT FUND
DAILY NET ASSETS	FEE RATE	DAILY NET ASSETS	FEE RATE	DAILY NET ASSETS	FEE RATE

Up to $500 million	0.875%	Up to $500 million	0.975%	Up to $500 million	0.750%

Next $500 million	0.825	Next $500 million	0.925	Next $500 million	0.700

Next $500 million	0.775	Next $500 million	0.875	Next $500 million	0.650

Next $500 million	0.725	Next $500 million	0.825	Next $500 million	0.625

Over $2 billion	0.675	Over $2 billion	0.775	Over $2 billion	0.600

The Funds’ effective management fees, calculated on the basis of the Funds’ average daily net assets (before applicable management fee waivers) for the year ended September 30, 2024 were as shown in the following table. Total management fees incurred by the Funds for the year ended September 30, 2024 are set forth in the Statement of Operations.

70  |  Annual Financial Statements

  Notes to Financial Statements, Continued

  September 30, 2024

EFFECTIVE MANAGEMENT FEE

Global Opportunities Fund	0.840%

International Equity Fund	0.771

Better World International Fund	0.969

International Growth Fund	0.854

Developing World Fund	0.953

Small/Mid Cap Core Fund	0.873

Small/Mid Cap Growth Fund	0.875

Income Builder Fund	0.695

Summit Fund	0.750

The Trust has entered into an administrative services agreement with the Advisor, whereby the Advisor will perform certain administrative services. The administrative services fees are computed as an annual percentage of the aggregate average daily net assets of all applicable Funds in the Trust as follows:

ADMINISTRATIVE SERVICES FEE SCHEDULE
DAILY NET ASSETS	FEE RATE

Up to $20 billion	0.100%

$20 billion to $40 billion	0.075

$40 billion to $60 billion	0.040

Over $60 billion	0.030

The aggregate administrative services fee amount is allocated on a daily basis to each Fund based on net assets and subsequently allocated to each class of shares of the Funds. Total administrative services fees incurred by each class of shares of the Funds for the year ended September 30, 2024, are set forth in the Statement of Operations.

The Trust has an underwriting agreement with Thornburg Securities LLC (the “Distributor”), an affiliate of the Advisor, which acts as the distributor of the Funds’ shares. For the year ended September 30, 2024, the Distributor has advised the Funds that they earned net commissions from the sale of Class A shares and collected contingent deferred sales charges ("CDSC Fees") from redemptions of Class C shares as follows:

	COMMISSIONS	CDSC FEES
Global Opportunities Fund	$20,142	$859
International Equity Fund	3,743	629
Better World International Fund	1,216	880
International Growth Fund	728	4
Developing World Fund	406	13
Small/Mid Cap Core Fund	1,825	122
Small/Mid Cap Growth Fund	1,722	104
Income Builder Fund	285,410	23,332
Summit Fund	5,670	—

Pursuant to a service plan under Rule 12b-1 of the 1940 Act, the Funds may reimburse to the Distributor an amount not to exceed .25 of 1% per annum of the average daily net assets attributable to the applicable Class A, Class C, Class I, Class R3, Class R4, and Class R5 shares of the Global Opportunities Fund, International Equity Fund, International Growth Fund, Small/Mid Cap Core Fund, Small/Mid Cap Growth Fund and Income Builder Fund, Class A, Class C, Class I, and Class R5 shares of the Developing World Fund, Class A, Class C, Class I shares of the Better World International Fund and Class A and Class I shares of the Summit Fund. For the year ended September 30, 2024, there were no 12b-1 service plan fees charged for Class I or Class R5 shares. Class R6 shares are not subject to a service plan. The Advisor and Distributor each may pay out of its own resources additional expenses for distribution of each Fund’s shares and shareholder services.

The Trust has also adopted a distribution plan pursuant to Rule 12b-1, applicable only to the Funds’ Class C and Class R3 shares, under which the Funds compensate the Distributor for services in promoting the sale of Class C and Class R3 shares of the Funds at an annual

Annual Financial Statements  |  71

Notes to Financial Statements, Continued

September 30, 2024

rate of up to .75 of 1% per annum of the average daily net assets attributable to Class C shares and an annual rate of up to .25 of 1% per annum of the average daily net assets attributable to Class R3 shares. Total fees incurred by each class of shares of the Funds under their respective service and distribution plans for the year ended September 30, 2024 are set forth in the Statements of Operations.

The Advisor has contractually agreed to waive certain fees and reimburse certain expenses incurred by certain classes of the Funds. The agreement may be terminated by the Trust at any time, but may not be terminated by the Advisor before February 1, 2025 unless the Advisor ceases to be the investment advisor to the Funds prior to that date. The Advisor may recoup amounts waived or reimbursed during the year ended September 30, 2024 if, during the fiscal year, expenses fall below the contractual limit that was in place at the time these fees and expenses were waived or reimbursed. The Advisor will not recoup fees or expenses as described in the preceding sentence if that recoupment would cause the Funds’ total annual operating expenses (after the recoupment is taken into account) to exceed the lesser of: (a) the expense cap that was in place at the time the waiver or reimbursement occurred; or (b) the expense cap that is in place at the time of the recoupment. Expense caps exclude taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs.

Actual expenses of certain share classes do not exceed levels as specified in each Fund’s most recent prospectus as shown in the following table:

	CLASS A	CLASS C	CLASS I	CLASS R3	CLASS R4	CLASS R5	CLASS R6
Global Opportunities Fund	—%	—%	0.99%	1.50%	1.40%	0.99%	0.85%
International Equity Fund	—	—	0.90	1.36	1.16	0.90	0.70
Better World International Fund	—	2.19	0.90	—	—	—	—
International Growth Fund	—	—	0.99	1.50	1.40	0.99	0.89
Developing World Fund	—	2.33	1.04	—	—	1.04	0.94
Small/Mid Cap Core Fund	—	2.34	0.95	1.31	1.21	0.95	—
Small/Mid Cap Growth Fund	—	2.34	0.95	1.46	1.36	0.95	—
Income Builder Fund	—	—	—	1.50	1.40	0.99	0.80
Summit Fund	0.94	—	0.69	—	—	—	—

For the year ended September 30, 2024, the Advisor contractually reimbursed certain class specific expenses and distribution fees and voluntarily waived certain expenses as follows:

	CLASS	CLASS	CLASS	CLASS	CLASS	CLASS	CLASS
CONTRACTUAL:	A	C	I	R3	R4	R5	R6	TOTAL
Global Opportunities Fund	$—	$—	$381,354	$25,968	$34,802	$57,524	$87,296	$586,944
International Equity Fund	—	—	—	241,098	194,076	182,026	367,143	984,343
Better World International Fund	—	13,584	1,070,421	—	—	—	—	1,084,005
International Growth Fund	—	—	259,446	32,307	44,676	61,186	101,864	499,479
Developing World Fund	—	5,729	773,096	—	—	27,948	98,595	905,368
Small/Mid Cap Core Fund	—	15,533	265,006	70,812	23,487	26,146	—	400,984
Small/Mid Cap Growth Fund	—	24,011	131,705	61,283	18,060	32,190	—	267,249
Income Builder Fund	—	—	—	38,124	19,217	50,003	74,437	181,781
Summit Fund	47,855	—	136,045	—	—	—	—	183,900

	CLASS	CLASS	CLASS	CLASS	CLASS	CLASS	CLASS
VOLUNTARY:	A	C	I	R3	R4	R5	R6	TOTAL
Global Opportunities Fund	$114,996	$11,526	$260,614	$989	$1,791	$6,500	$25,011	$421,427
International Equity Fund	435,454	11,761	1,661,470	129,373	96,788	115,591	391,687	2,842,124
Better World International Fund	53,954	8,487	716,677	—	—	—	—	779,118
International Growth Fund	10,711	907	77,519	569	832	1,255	9,881	101,674
Developing World Fund	117,004	13,819	1,103,521	—	—	4,867	96,152	1,335,363
Small/Mid Cap Core Fund	—	8,151	—	—	—	—	—	8,151
Summit Fund	27,346	—	273,254	—	—	—	—	300,600

Certain officers and Trustees of the Trust are also officers or directors of the Advisor and Distributor. The compensation of the independent Trustees is borne by the Trust. The Trust also pays a portion of the Chief Compliance Officer’s compensation. These amounts are reflected as Trustee and officer fees in the Statement of Operations.

As of September 30, 2024, the percentage of direct investments in the Funds held by the Trustees, officers of the Trust, and the Advisor is approximately as follows.

72  |  Annual Financial Statements

  Notes to Financial Statements, Continued

  September 30, 2024

PERCENTAGE OF DIRECT INVESTMENTS
Global Opportunities Fund	5.05%
International Equity Fund	1.63
Better World International Fund	7.84
International Growth Fund	4.22
Developing World Fund	5.28
Small/Mid Cap Core Fund	7.41
Small/Mid Cap Growth Fund	9.02
Income Builder Fund	1.61
Summit Fund	37.69

The Funds may purchase or sell securities from or to an affiliated fund, provided the affiliation is due solely to having a common investment advisor, common officers, or common trustees, and provided that all such transactions will comply with Rule 17a-7 under the 1940 Act. For the year ended September 30, 2024, the Funds had no such transactions with affiliated funds.

Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Funds under the 1940 Act, including companies for which the Funds’ holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Funds invested for cash management purposes during the period:

GLOBAL OPPORTUNITIES FUND	MARKET VALUE 9/30/23	PURCHASES AT COST	SALES PROCEEDS	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPR./(DEPR.)	MARKET VALUE 9/30/24	DIVIDEND INCOME
Thornburg Capital Mgmt. Fund	$28,657,059	$249,246,816	$(241,716,916)	$-	$-	$36,186,959	$1,956,399

INTERNATIONAL EQUITY FUND
Thornburg Capital Mgmt. Fund	$204,881,109	$650,800,242	$(734,684,718)	$-	$-	$120,996,633	$8,114,126

BETTER WORLD INTERNATIONAL FUND
Thornburg Capital Mgmt. Fund	$60,081,518	$202,456,709	$(240,385,177)	$-	$-	$22,153,050	$2,292,714

INTERNATIONAL GROWTH FUND
Thornburg Capital Mgmt. Fund	$25,575,164	$271,847,996	$(275,958,631)	$-	$-	$21,464,529	$902,530

DEVELOPING WORLD FUND
Thornburg Capital Mgmt. Fund	$31,140,363	$307,305,964	$(337,338,085)	$-	$-	$1,108,242	$656,379

SMALL/MID CAP CORE FUND
Thornburg Capital Mgmt. Fund	$2,222,573	$112,968,019	$(104,986,778)	$-	$-	$10,203,814	$341,662

SMALL/MID CAP GROWTH FUND
Thornburg Capital Mgmt. Fund	$3,331,787	$64,444,748	$(61,947,523)	$-	$-	$5,829,012	$172,698

INCOME BUILDER FUND
Chimera Investment Corp	$81,045,985	$-	$-	$-	$(2,721,330)	$78,324,655	$6,828,050
Malamute Energy, Inc.	12,439	-	-	-	-	12,439	-
SLR Investment Corp.	66,298,581	-	-	-	(1,464,686)	64,833,895	7,064,956
Thornburg Capital Mgmt. Fund	616,523,198	2,010,913,363	(1,940,093,117)	-	-	687,343,444	27,451,660
Total	$763,880,203	$2,010,913,363	$(1,940,093,117)	$-	$(4,186,016)	$830,514,433	$41,344,666

SUMMIT FUND
Thornburg Capital Mgmt. Fund	$4,641,593	$53,265,548	$(48,651,177)	$-	$-	$9,255,964	$362,037

Annual Financial Statements  |  73

Notes to Financial Statements, Continued

September 30, 2024

NOTE 5 – TAXES

Federal Income Taxes: It is the policy of the Trust to comply with the provisions of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute to shareholders substantially all investment company taxable income including net realized gains on investments (if any), and tax exempt income of the Funds. Therefore, no provision for federal income or excise tax is required.

The Funds file income tax returns in United States federal and applicable state jurisdictions. The statute of limitations on the Funds’ tax return filings generally remains open for the three years following a return’s filing date. The Funds have analyzed each uncertain tax position believed to be material in the preparation of the Funds’ financial statements for the fiscal year ended September 30, 2024, including open tax years, to assess whether it is more likely than not that the position would be sustained upon examination, based on the technical merits of the position. The Funds have not identified any such position for which an asset or liability must be reflected in the Statements of Assets and Liabilities.

At September 30, 2024, information on the tax components of capital was as follows:

	COST	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Global Opportunities Fund	$798,901,922	$508,863,688	$(1,704,937)	$507,158,751
International Equity Fund	2,126,409,746	848,258,077	(23,128,697)	825,129,380
Better World International Fund	461,273,514	118,345,953	(10,954,089)	107,391,864
International Growth Fund	581,973,723	315,664,691	(10,102,150)	305,562,541
Developing World Fund	522,952,151	174,555,424	(18,292,649)	156,262,775
Small/Mid Cap Core Fund	420,164,572	161,620,671	(21,016,284)	140,604,387
Small/Mid Cap Growth Fund	208,020,061	76,816,202	(8,815,760)	68,000,442
Income Builder Fund	10,413,219,543	3,913,978,571	(434,735,126)	3,479,243,445
Summit Fund	97,094,693	17,176,139	(1,790,842)	15,385,297

Temporary differences between book and tax basis appreciation (depreciation) on cost of investments is primarily attributed to tax deferral of losses on wash sales, premium amortization accruals, distributions from real estate investment trusts (“REITs”), distributions from non-REIT securities, partnership basis adjustments, tax treatment of corporate actions, grantor trust adjustments, and mark-to-market of forward currency contracts and passive foreign investment companies.

At September 30, 2024, the Funds had deferred tax basis late-year ordinary investment losses occurring subsequent to October 31, 2023 through September 30, 2024 per the following table. For tax purposes, such losses will be recognized in the year ending September 30, 2025.

DEFERRED TAX BASIS
LATE-YEAR ORDINARY LOSSES
Small/Mid Cap Core Fund	$1,630,509
Small/Mid Cap Growth Fund	2,034,681

At September 30, 2024, the Funds had cumulative tax basis capital losses from prior fiscal years as shown on the following table, which may be carried forward to offset future capital gains. To the extent such carryforwards are used, capital gain distributions may be reduced to the extent provided by regulations. Such capital loss carryforwards do not expire.

	CUMULATIVE CAPITAL LOSSES
	SHORT-TERM	LONG-TERM
Better World International Fund	$55,660,223	$4,207,639
Developing World Fund	127,358,989	16,043,846
Small/Mid Cap Core Fund	6,690,321	28,255,818
Small/Mid Cap Growth Fund	36,438,048	66,358,981

During the year ended September 30, 2024, the Funds utilized capital loss carryforwards as shown on the following table.

74  |  Annual Financial Statements

  Notes to Financial Statements, Continued

    September 30, 2024

UTILIZED CAPITAL LOSS CARRYFORWARDS
International Growth Fund	$8,719,523
Developing World Fund	50,630,838
Small/Mid Cap Core Fund	11,006,478
Small/Mid Cap Growth Fund	3,777,054
Income Builder Fund	249,869,290
Summit Fund	1,047,983

At September 30, 2024, the effect of permanent "book/tax" reclassifications resulted in increases and decreases to components of the Funds’ net assets as follows:

	DISTRIBUTABLE EARNINGS	NET CAPITAL PAID
Global Opportunities Fund	$(2,698,054)	$2,698,054
International Equity Fund	(11,490,184)	11,490,184
International Growth Fund	(4,236,679)	4,236,679
Small/Mid Cap Core Fund	1,824,267	(1,824,267)
Small/Mid Cap Growth Fund	2,751,008	(2,751,008)
Income Builder Fund	(11,995,897)	11,995,897
Summit Fund	407	(407)

These differences are primarily due to the tax treatment of non-deductible excise tax, equalization credits and net operating losses.

Foreign Withholding Taxes: The Funds are subject to foreign tax withholding imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld, in view of various considerations, including recent decisions rendered by the courts in those and other jurisdictions. The Funds would expect to record a receivable for such a tax reclaim based on a variety of factors, including assessment of a jurisdiction’s legal obligation to pay reclaims, the jurisdiction’s administrative practices and payment history, and industry convention.

As a result of several court rulings in France and Sweden, the French and Swedish tax authorities recently paid several of the Funds’ tax reclaims for prior tax withholding. These tax reclaim payments are reflected as “Foreign withholding tax claims” in the Statements of Operations and any related interest is included in “Interest Income”. Reducing the “Foreign withholding tax claim” payments for the calculation of Net Investment Income/Loss in the Statement of Operations are fees paid by the Funds to a third-party service provider that assisted in the recovery of the tax reclaims by pursuing administrative and judicial proceedings on the Funds’ behalf. These third-party service provider fees are reflected in the Statement of Operations under “Tax Reclaim Collection Fees” and are excluded from the expense limitation agreement; therefore, certain net expenses are above the contractual limit. For U.S. income tax purposes, tax reclaims paid by France and Sweden and received by the Funds will reduce the amount of foreign taxes paid in a fiscal year that Fund shareholders can use as tax credits in their individual income tax returns.

In the event that tax reclaims received by the Funds during the fiscal year ending September 30, 2024, exceed the foreign withholding taxes paid by the Funds for other foreign investments, and the Funds have previously passed foreign tax credits on to their shareholders, the Funds will have a U.S. tax liability. The Funds will enter into a closing agreement with the Internal Revenue Service (IRS) in order to pay the associated tax liability (fees) on behalf of the Funds’ shareholders. These IRS fees are estimated through the year ended September 30, 2024 and are reflected as “IRS Compliance Fees” in the Statements of Operations.

Deferred Foreign Capital Gain Taxes: The Funds are subject to a tax imposed on net realized gains of securities of certain foreign countries. The Funds record an estimated deferred tax liability for net unrealized gains on these investments as reflected in the accompanying financial statements. Such changes are included in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

Annual Financial Statements  |  75

Notes to Financial Statements, Continued

September 30, 2024

At September 30, 2024, the Funds had undistributed tax basis ordinary investment income and undistributed tax basis capital gains as follows:

	UNDISTRIBUTED TAX BASIS ORDINARY INVESTMENT INCOME	UNDISTRIBUTED TAX BASIS CAPITAL GAINS
Global Opportunities Fund	$16,482,334	$24,119,897
International Equity Fund	56,116,881	102,933,763
Better World International Fund	6,459,841	—
International Growth Fund	2,931,613	50,828,947
Developing World Fund	16,971,433	—
Income Builder Fund	40,467,539	—
Summit Fund	205,327	2,187,818

The tax character of distributions paid for the Funds during the years ended September 30, 2024, and September 30, 2023, were as follows:

	DISTRIBUTIONS FROM:
	ORDINARY INCOME		CAPITAL GAINS
	2024	2023	2024	2023
Global Opportunities Fund	$27,584,800	$12,565,759	$32,029,693	$24,123,882
International Equity Fund	48,346,564	45,675,695	9,940,441	—
Better World International Fund	8,565,346	3,475,993	—	—
International Growth Fund	4,803,282	6,224,126	—	—
Developing World Fund	18,863,056	16,428,824	—	—
Small/Mid Cap Core Fund	—	1,277,575	—	—
Income Builder Fund	594,051,997	577,032,504	—	—
Summit Fund	2,565,517	2,062,953	—	—

NOTE 6 – SHARES OF BENEFICIAL INTEREST

At September 30, 2024, there were an unlimited number of shares of each Fund with no par value of beneficial interest authorized. Transactions in each Fund’s shares of beneficial interest were as follows:

	YEAR ENDED SEPTEMBER 30, 2024		YEAR ENDED SEPTEMBER 30, 2023
GLOBAL OPPORTUNITIES FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	1,012,957	$35,674,509	1,973,169	$62,289,387
Shares issued to shareholders in reinvestment of dividends	474,492	15,180,833	286,501	8,832,745
Shares repurchased	(1,443,942)	(50,731,101)	(1,435,099)	(46,071,802)
Net increase (decrease)	43,507	$124,241	824,571	$25,050,330

Class C Shares
Shares sold	43,651	$1,454,992	70,051	$2,092,029
Shares issued to shareholders in reinvestment of dividends	52,823	1,582,206	66,415	1,933,568
Shares repurchased	(662,983)	(21,714,206)	(1,282,660)	(39,131,980)
Net increase (decrease)	(566,509)	$(18,677,008)	(1,146,194)	$(35,106,383)

Class I Shares
Shares sold	5,352,423	$191,322,020	6,841,982	$213,696,940
Shares issued to shareholders in reinvestment of dividends	1,077,890	34,707,454	667,251	20,667,164
Shares repurchased	(4,763,476)	(167,167,383)	(4,395,367)	(139,834,156)
Net increase (decrease)	1,666,837	$58,862,091	3,113,866	$94,529,948

76  |  Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2024

	YEAR ENDED SEPTEMBER 30, 2024		YEAR ENDED SEPTEMBER 30, 2023
GLOBAL OPPORTUNITIES FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class R3 Shares
Shares sold	5,679	$199,489	10,289	$322,839
Shares issued to shareholders in reinvestment of dividends	4,569	144,105	3,300	100,393
Shares repurchased	(23,648)	(808,517)	(24,277)	(770,887)
Net increase (decrease)	(13,400)	$(464,923)	(10,688)	$(347,655)

Class R4 Shares
Shares sold	31,850	$1,098,403	31,219	$985,890
Shares issued to shareholders in reinvestment of dividends	6,692	212,163	4,888	149,433
Shares repurchased	(68,458)	(2,368,915)	(47,011)	(1,517,014)
Net increase (decrease)	(29,916)	$(1,058,349)	(10,904)	$(381,691)

Class R5 Shares
Shares sold	123,947	$4,387,721	165,294	$5,364,183
Shares issued to shareholders in reinvestment of dividends	26,661	859,773	18,221	565,110
Shares repurchased	(232,450)	(8,267,942)	(203,337)	(6,572,182)
Net increase (decrease)	(81,842)	$(3,020,448)	(19,822)	$(642,889)

Class R6 Shares
Shares sold	192,348	$6,688,651	79,117	$2,576,009
Shares issued to shareholders in reinvestment of dividends	103,441	3,343,892	65,982	2,052,294
Shares repurchased	(160,006)	(5,920,490)	(78,043)	(2,536,316)
Net increase (decrease)	135,783	$4,112,053	67,056	$2,091,987

	YEAR ENDED SEPTEMBER 30, 2024		YEAR ENDED SEPTEMBER 30, 2023
INTERNATIONAL EQUITY FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	935,850	$23,364,618	958,627	$21,441,973
Shares issued to shareholders in reinvestment of dividends	332,207	7,864,729	272,209	5,792,603
Shares repurchased	(2,843,485)	(71,690,840)	(3,414,315)	(75,334,403)
Net increase (decrease)	(1,575,428)	$(40,461,493)	(2,183,479)	$(48,099,827)

Class C Shares
Shares sold	53,478	$1,143,654	38,922	$720,919
Shares issued to shareholders in reinvestment of dividends	8,282	167,683	9,319	170,731
Shares repurchased	(298,442)	(6,328,898)	(301,230)	(5,799,171)
Net increase (decrease)	(236,682)	$(5,017,561)	(252,989)	$(4,907,521)

Class I Shares
Shares sold	8,569,673	$229,751,406	7,966,745	$184,784,897
Shares issued to shareholders in reinvestment of dividends	1,295,190	31,956,670	1,155,316	25,578,700
Shares repurchased	(11,502,083)	(300,336,495)	(15,936,850)	(361,323,304)
Net increase (decrease)	(1,637,220)	$(38,628,419)	(6,814,789)	$(150,959,707)

Annual Financial Statements  |  77

Notes to Financial Statements, Continued

September 30, 2024

	YEAR ENDED SEPTEMBER 30, 2024		YEAR ENDED SEPTEMBER 30, 2023
INTERNATIONAL EQUITY FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class R3 Shares
Shares sold	727,534	$18,322,479	767,878	$17,159,971
Shares issued to shareholders in reinvestment of dividends	96,113	2,271,486	86,320	1,835,166
Shares repurchased	(1,293,681)	(32,623,352)	(1,487,151)	(33,273,315)
Net increase (decrease)	(470,034)	$(12,029,387)	(632,953)	$(14,278,178)

Class R4 Shares
Shares sold	467,006	$11,501,773	1,086,901	$23,264,851
Shares issued to shareholders in reinvestment of dividends	66,517	1,557,309	60,137	1,265,884
Shares repurchased	(1,006,130)	(25,409,873)	(1,308,585)	(29,072,586)
Net increase (decrease)	(472,607)	$(12,350,791)	(161,547)	$(4,541,851)

Class R5 Shares
Shares sold	822,970	$21,660,544	910,913	$21,417,736
Shares issued to shareholders in reinvestment of dividends	96,280	2,372,344	87,952	1,945,490
Shares repurchased	(1,369,086)	(35,421,432)	(1,230,400)	(28,658,667)
Net increase (decrease)	(449,836)	$(11,388,544)	(231,535)	$(5,295,441)

Class R6 Shares
Shares sold	3,752,690	$100,729,703	2,065,947	$47,957,012
Shares issued to shareholders in reinvestment of dividends	298,157	7,313,121	243,087	5,347,922
Shares repurchased	(2,130,225)	(56,807,552)	(2,559,868)	(58,227,646)
Net increase (decrease)	1,920,622	$51,235,272	(250,834)	$(4,922,712)

	YEAR ENDED SEPTEMBER 30, 2024		YEAR ENDED SEPTEMBER 30, 2023
BETTER WORLD INTERNATIONAL FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	314,663	$5,494,322	670,874	$10,677,311
Shares issued to shareholders in reinvestment of dividends	26,486	440,725	7,172	109,299
Shares repurchased	(886,558)	(15,449,484)	(609,070)	(9,775,627)
Net increase (decrease)	(545,409)	$(9,514,437)	68,976	$1,010,983

Class C Shares
Shares sold	34,558	$583,973	125,030	$1,989,268
Shares issued to shareholders in reinvestment of dividends	1,448	23,443	-	-
Shares repurchased	(80,425)	(1,328,131)	(63,960)	(981,867)
Net increase (decrease)	(44,419)	$(720,715)	61,070	$1,007,401

Class I Shares
Shares sold	6,674,995	$117,530,957	13,217,836	$219,934,154
Shares issued to shareholders in reinvestment of dividends	459,511	7,866,834	207,000	3,245,758
Shares repurchased	(11,682,808)	(209,166,500)	(7,435,794)	(120,746,045)
Net increase (decrease)	(4,548,302)	$(83,768,709)	5,989,042	$102,433,867

78  |  Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2024

	YEAR ENDED SEPTEMBER 30, 2024		YEAR ENDED SEPTEMBER 30, 2023
INTERNATIONAL GROWTH FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	560,328	$13,997,423	578,109	$12,679,011
Shares issued to shareholders in reinvestment of dividends	8,080	192,231	11,150	232,369
Shares repurchased	(1,198,879)	(29,627,516)	(1,288,447)	(27,750,731)
Net increase (decrease)	(630,471)	$(15,437,862)	(699,188)	$(14,839,351)

Class C Shares
Shares sold	4,915	$107,512	8,990	$174,379
Shares issued to shareholders in reinvestment of dividends	-	-	-	-
Shares repurchased	(159,144)	(3,439,978)	(233,053)	(4,512,693)
Net increase (decrease)	(154,229)	$(3,332,466)	(224,063)	$(4,338,314)

Class I Shares
Shares sold	2,076,789	$53,519,336	3,789,292	$84,031,408
Shares issued to shareholders in reinvestment of dividends	149,145	3,680,897	221,806	4,795,444
Shares repurchased	(6,263,849)	(160,744,854)	(14,293,232)	(317,055,044)
Net increase (decrease)	(4,037,915)	$(103,544,621)	(10,282,134)	$(228,228,192)

Class R3 Shares
Shares sold	25,629	$627,655	38,644	$837,250
Shares issued to shareholders in reinvestment of dividends	282	6,584	351	7,201
Shares repurchased	(59,218)	(1,466,389)	(68,867)	(1,415,017)
Net increase (decrease)	(33,307)	$(832,150)	(29,872)	$(570,566)

Class R4 Shares
Shares sold	47,405	$1,171,152	53,972	$1,179,309
Shares issued to shareholders in reinvestment of dividends	307	7,228	545	11,257
Shares repurchased	(114,285)	(2,837,793)	(92,569)	(1,991,059)
Net increase (decrease)	(66,573)	$(1,659,413)	(38,052)	$(800,493)

Class R5 Shares
Shares sold	68,817	$1,796,055	140,396	$3,239,664
Shares issued to shareholders in reinvestment of dividends	2,995	74,150	7,816	169,448
Shares repurchased	(422,194)	(11,088,257)	(688,032)	(15,683,738)
Net increase (decrease)	(350,382)	$(9,218,052)	(539,820)	$(12,274,626)

Class R6 Shares
Shares sold	113,329	$2,953,129	184,989	$4,241,064
Shares issued to shareholders in reinvestment of dividends	19,758	491,183	25,612	557,839
Shares repurchased	(164,346)	(4,306,251)	(477,558)	(11,077,421)
Net increase (decrease)	(31,259)	$(861,939)	(266,957)	$(6,278,518)

Annual Financial Statements  |  79

Notes to Financial Statements, Continued

September 30, 2024

	YEAR ENDED SEPTEMBER 30, 2024		YEAR ENDED SEPTEMBER 30, 2023
DEVELOPING WORLD FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	911,509	$19,135,420	831,891	$16,932,746
Shares issued to shareholders in reinvestment of dividends	63,772	1,288,201	60,652	1,196,665
Shares repurchased	(1,883,964)	(39,452,003)	(1,423,791)	(28,877,796)
Net increase (decrease)	(908,683)	$(19,028,382)	(531,248)	$(10,748,385)

Class C Shares
Shares sold	43,412	$845,771	46,605	$859,875
Shares issued to shareholders in reinvestment of dividends	3,471	66,087	2,206	40,950
Shares repurchased	(329,219)	(6,457,540)	(409,111)	(7,755,124)
Net increase (decrease)	(282,336)	$(5,545,682)	(360,300)	$(6,854,299)

Class I Shares
Shares sold	5,731,667	$122,155,929	13,630,885	$284,495,601
Shares issued to shareholders in reinvestment of dividends	762,019	15,758,554	680,314	13,735,542
Shares repurchased	(24,126,800)	(519,187,519)	(15,447,650)	(317,807,604)
Net increase (decrease)	(17,633,114)	$(381,273,036)	(1,136,451)	$(19,576,461)

Class R5 Shares
Shares sold	29,859	$645,915	64,298	$1,260,653
Shares issued to shareholders in reinvestment of dividends	3,239	66,745	2,871	57,789
Shares repurchased	(48,166)	(1,029,328)	(35,359)	(724,953)
Net increase (decrease)	(15,068)	$(316,668)	31,810	$593,489

Class R6 Shares
Shares sold	408,275	$8,831,367	402,990	$8,389,832
Shares issued to shareholders in reinvestment of dividends	59,957	1,241,706	50,092	1,013,358
Shares repurchased	(564,666)	(12,350,964)	(322,162)	(6,692,834)
Net increase (decrease)	(96,434)	$(2,277,891)	130,920	$2,710,356

	YEAR ENDED SEPTEMBER 30, 2024		YEAR ENDED SEPTEMBER 30, 2023
SMALL/MID CAP CORE FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	55,814	$3,776,195	80,057	$4,815,941
Shares issued to shareholders in reinvestment of dividends	-	-	2,209	130,588
Shares repurchased	(635,440)	(42,873,713)	(823,989)	(49,388,976)
Net increase (decrease)	(579,626)	$(39,097,518)	(741,723)	$(44,442,447)

Class C Shares
Shares sold	1,783	$101,849	3,207	$164,823
Shares issued to shareholders in reinvestment of dividends	-	-	-	-
Shares repurchased	(40,379)	(2,271,886)	(73,298)	(3,755,323)
Net increase (decrease)	(38,596)	$(2,170,037)	(70,091)	$(3,590,500)

80  |  Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2024

	YEAR ENDED SEPTEMBER 30, 2024		YEAR ENDED SEPTEMBER 30, 2023
SMALL/MID CAP CORE FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class I Shares
Shares sold	100,014	$7,162,244	101,666	$6,454,179
Shares issued to shareholders in reinvestment of dividends	-	-	16,489	1,017,848
Shares repurchased	(336,034)	(23,553,036)	(595,212)	(37,241,178)
Net increase (decrease)	(236,020)	$(16,390,792)	(477,057)	$(29,769,151)

Class R3 Shares
Shares sold	15,531	$1,048,927	25,100	$1,501,124
Shares issued to shareholders in reinvestment of dividends	-	-	266	15,650
Shares repurchased	(65,541)	(4,464,001)	(59,406)	(3,535,469)
Net increase (decrease)	(50,010)	$(3,415,074)	(34,040)	$(2,018,695)

Class R4 Shares
Shares sold	3,334	$230,467	5,518	$336,921
Shares issued to shareholders in reinvestment of dividends	-	-	107	6,387
Shares repurchased	(5,779)	(408,013)	(18,697)	(1,149,650)
Net increase (decrease)	(2,445)	$(177,546)	(13,072)	$(806,342)

Class R5 Shares
Shares sold	5,662	$398,737	9,468	$593,423
Shares issued to shareholders in reinvestment of dividends	-	-	484	29,855
Shares repurchased	(17,269)	(1,226,133)	(69,751)	(4,490,099)
Net increase (decrease)	(11,607)	$(827,396)	(59,799)	$(3,866,821)

	YEAR ENDED SEPTEMBER 30, 2024		YEAR ENDED SEPTEMBER 30, 2023
SMALL/MID CAP GROWTH FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	129,010	$3,465,995	195,052	$4,608,839
Shares issued to shareholders in reinvestment of dividends	-	-	-	-
Shares repurchased	(947,543)	(25,242,883)	(1,697,313)	(39,033,955)
Net increase (decrease)	(818,533)	$(21,776,888)	(1,502,261)	$(34,425,116)

Class C Shares
Shares sold	7,053	$130,584	5,569	$94,146
Shares issued to shareholders in reinvestment of dividends	-	-	-	-
Shares repurchased	(97,002)	(1,866,089)	(154,543)	(2,597,269)
Net increase (decrease)	(89,949)	$(1,735,505)	(148,974)	$(2,503,123)

Class I Shares
Shares sold	95,955	$3,037,908	134,409	$3,559,163
Shares issued to shareholders in reinvestment of dividends	-	-	-	-
Shares repurchased	(977,419)	(27,499,750)	(842,729)	(22,252,193)
Net increase (decrease)	(881,464)	$(24,461,842)	(708,320)	$(18,693,030)

Annual Financial Statements  |  81

Notes to Financial Statements, Continued

September 30, 2024

	YEAR ENDED SEPTEMBER 30, 2024		YEAR ENDED SEPTEMBER 30, 2023
SMALL/MID CAP GROWTH FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class R3 Shares
Shares sold	46,030	$1,222,974	67,079	$1,543,065
Shares issued to shareholders in reinvestment of dividends	-	-	-	-
Shares repurchased	(121,332)	(3,223,231)	(164,259)	(3,708,208)
Net increase (decrease)	(75,302)	$(2,000,257)	(97,180)	$(2,165,143)

Class R4 Shares
Shares sold	1,596	$43,170	4,685	$107,643
Shares issued to shareholders in reinvestment of dividends	-	-	-	-
Shares repurchased	(7,491)	(193,748)	(21,567)	(514,998)
Net increase (decrease)	(5,895)	$(150,578)	(16,882)	$(407,355)

Class R5 Shares
Shares sold	32,632	$983,342	63,782	$1,783,353
Shares issued to shareholders in reinvestment of dividends	-	-	-	-
Shares repurchased	(60,754)	(1,817,449)	(163,354)	(4,359,536)
Net increase (decrease)	(28,122)	$(834,107)	(99,572)	$(2,576,183)

	YEAR ENDED SEPTEMBER 30, 2024		YEAR ENDED SEPTEMBER 30, 2023
INCOME BUILDER FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	11,027,278	$269,303,570	17,596,421	$385,599,031
Shares issued to shareholders in reinvestment of dividends	7,166,809	179,871,887	8,296,992	183,332,988
Shares repurchased	(23,509,784)	(575,690,728)	(25,830,307)	(567,648,084)
Net increase (decrease)	(5,315,697)	$(126,515,271)	63,106	$1,283,935

Class C Shares
Shares sold	2,947,051	$72,015,318	2,870,931	$63,315,846
Shares issued to shareholders in reinvestment of dividends	738,145	18,457,774	1,113,980	24,504,174
Shares repurchased	(6,651,961)	(161,391,247)	(11,575,054)	(253,678,474)
Net increase (decrease)	(2,966,765)	$(70,918,155)	(7,590,143)	$(165,858,454)

Class I Shares
Shares sold	52,973,673	$1,303,553,642	64,411,465	$1,435,919,240
Shares issued to shareholders in reinvestment of dividends	13,614,797	344,755,089	14,007,229	312,275,940
Shares repurchased	(48,708,667)	(1,198,733,213)	(45,547,584)	(1,005,204,732)
Net increase (decrease)	17,879,803	$449,575,518	32,871,110	$742,990,448

Class R3 Shares
Shares sold	72,490	$1,785,321	73,395	$1,622,458
Shares issued to shareholders in reinvestment of dividends	34,638	867,874	44,819	988,379
Shares repurchased	(190,585)	(4,636,825)	(255,363)	(5,600,344)
Net increase (decrease)	(83,457)	$(1,983,630)	(137,149)	$(2,989,507)

82  |  Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2024

	YEAR ENDED SEPTEMBER 30, 2024		YEAR ENDED SEPTEMBER 30, 2023
INCOME BUILDER FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class R4 Shares
Shares sold	82,236	$1,988,854	59,372	$1,302,050
Shares issued to shareholders in reinvestment of dividends	17,334	435,598	21,972	485,428
Shares repurchased	(77,696)	(1,909,690)	(155,126)	(3,464,600)
Net increase (decrease)	21,874	$514,762	(73,782)	$(1,677,122)

Class R5 Shares
Shares sold	145,487	$3,561,552	172,160	$3,781,989
Shares issued to shareholders in reinvestment of dividends	34,391	867,789	50,269	1,114,795
Shares repurchased	(278,319)	(6,938,192)	(922,962)	(20,762,678)
Net increase (decrease)	(98,441)	$(2,508,851)	(700,533)	$(15,865,894)

Class R6 Shares
Shares sold	2,331,683	$54,950,079	1,979,752	$43,778,848
Shares issued to shareholders in reinvestment of dividends	455,731	11,506,085	397,853	8,855,951
Shares repurchased	(1,695,423)	(42,814,705)	(393,241)	(8,732,940)
Net increase (decrease)	1,091,991	$23,641,459	1,984,364	$43,901,859

	YEAR ENDED SEPTEMBER 30, 2024		YEAR ENDED SEPTEMBER 30, 2023
SUMMIT FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	658,773	$8,228,023	579,948	$6,585,955
Shares issued to shareholders in reinvestment of dividends	17,242	221,769	9,556	110,469
Shares repurchased	(192,124)	(2,284,020)	(109,451)	(1,245,452)
Net increase (decrease)	483,891	$6,165,772	480,053	$5,450,972

Class I Shares
Shares sold	1,583,992	$19,799,578	1,638,376	$18,606,705
Shares issued to shareholders in reinvestment of dividends	164,909	2,109,866	153,205	1,755,389
Shares repurchased	(1,044,719)	(13,450,288)	(601,699)	(6,848,241)
Net increase (decrease)	704,182	$8,459,156	1,189,882	$13,513,853

NOTE 7 – INVESTMENT TRANSACTIONS

For the year ended September 30, 2024, the Funds had purchase and sale transactions of investments as listed in the table below (excluding short-term investments).

	PURCHASES	SALES
Global Opportunities Fund	$167,469,586	$182,995,418
International Equity Fund	1,133,046,543	1,116,863,984
Better World International Fund	318,141,972	376,759,475
International Growth Fund	378,275,037	504,405,536
Developing World Fund	802,423,133	1,193,240,991
Small/Mid Cap Core Fund	170,386,674	240,320,317
Small/Mid Cap Growth Fund	85,131,011	141,863,794
Income Builder Fund	3,209,452,495	2,998,254,122
Summit Fund	66,814,475	60,164,232

Annual Financial Statements  |  83

Notes to Financial Statements, Continued

September 30, 2024

NOTE 8 – DERIVATIVE FINANCIAL INSTRUMENTS

The Funds may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Funds and how these derivatives affect the financial position, financial performance and cash flows of the Funds. The Funds do not designate any derivative instruments as hedging instruments under ASC 815. During the year ended September 30, 2024, certain Funds’ principal exposures to derivative financial instruments of the type addressed by ASC 815 were investments in forward currency contracts.

Forward Currency Contracts: During the year ended September 30, 2024, some of the Funds entered into forward currency contracts in the normal course of pursuing their investment objectives, with the intent of reducing the risk to the value of the Funds’ foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. Each of the forward currency contracts entered into by the Funds is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Forward currency contracts involve risks to the Funds, including the risk that a contract’s counterparty will not meet its obligations to the Funds, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Funds may not achieve the intended benefit of entering into a contract and may experience a loss.

The monthly average values of open forward currency contracts for the year ended September 30, 2024 were as follows:

	FORWARD CURRENCY PURCHASE	FORWARD CURRENCY SELL
Global Opportunities Fund	$—	$165,829,384
International Equity Fund	20,670,669	163,577,297
Income Builder Fund	2,075,511	2,446,252,765
Summit Fund	6,050,379	81,092

These contracts are accounted for by the Funds under ASC 815. Unrealized appreciation and depreciation on outstanding contracts are reported in each Fund’s Statement of Assets and Liabilities, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at each contract’s inception date. Net realized gain (loss) on contracts closed during the period, and changes in net unrealized appreciation (depreciation) on outstanding contracts are recognized in each Fund’s Statement of Operations.

These outstanding forward currency contracts in the table located in each Fund’s Schedule of Investments which were entered into with State Street Bank and Trust Company (“SSB”) and with Morgan Stanley & Co. Inc. (“MSC”) were entered into pursuant to International Swaps and Derivatives Association (“ISDA”) Master Agreements. Outstanding forward currency contracts, which were entered into with Brown Brothers Harriman & Co. (“BBH”), were entered into pursuant to a written agreement with BBH. In the event of a default or termination under the ISDA Master Agreement with SSB or MSC or the agreement with BBH, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB, the ISDA Master Agreement with MSC, and the agreement with BBH do not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities unless there has been an event of default or termination event under such agreements, the Funds do not net their respective outstanding forward currency contracts for the purpose of disclosure in the Statement of Assets and Liabilities. Instead the Funds recognize the unrealized appreciation (depreciation) on those forward currency contracts on a gross basis in each Fund’s Statement of Assets and Liabilities.

Option Contracts: Each Fund may engage in option transactions and in doing so achieves similar objectives to what it would achieve through the sale or purchase of individual securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security, index or other instrument at the exercise price.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, or other instrument at the exercise price. To seek to offset some of the risk of a potential decline in value of certain long positions, each Fund may also purchase put options on individual securities, broad-based securities indexes or certain exchange-traded funds (“ETFs”). Each Fund may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities (including securities that are convertible into equity securities) in the Fund’s portfolio, on broad-based securities indexes, or certain ETFs.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the

84  |  Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2024

premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options is presented separately on the Statements of Operations as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively.

During the year ended September 30, 2024, no Fund engaged in over-the-counter (“OTC”) option trades.

Options written by a Fund do not typically give rise to counterparty credit risk since options written obligate the Fund and not the counterparty to perform. Exchange-traded purchased options have minimal counterparty credit risk to a Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default.

The unrealized appreciation (depreciation) of the outstanding forward currency contracts recognized in each Fund’s Statement of Assets and Liabilities at September 30, 2024 is disclosed in the following table:

		PRINCIPAL	COUNTER	ASSET	LIABILITY	NET
	TYPE OF DERIVATIVE(a)	RISK	PARTY	DERIVATIVES	DERIVATIVES	AMOUNT
Global Opportunities Fund	Forward currency contracts	Foreign currency risk	SSB	$—	$(380,198)	$(380,198)
	Forward currency contracts	Foreign currency risk	BBH	—	(44,245)	(44,245)
				$—	$(424,443)	$(424,443)
International Equity Fund	Forward currency contracts	Foreign currency risk	BBH	—	(1,953,484)	(1,953,484)
Income Builder Fund	Forward currency contracts	Foreign currency risk	SSB	231,537	(6,069,643)	(5,838,106)
	Forward currency contracts	Foreign currency risk	BBH	—	(559,237)	(559,237)
				$231,537	$(6,628,880)	$(6,397,343)
Summit Fund	Forward currency contracts	Foreign currency risk	MSC	247,707	(8,668)	239,039
	Forward currency contracts	Foreign currency risk	SSB	111,353	—	111,353
				$359,060	$(8,668)	$350,392

(a)	Generally, the Statement of Assets and Liabilities location for forward currency contracts is Assets - Unrealized appreciation on forward currency contracts for asset derivatives and Liabilities - Unrealized depreciation on forward currency contracts for liabilities derivatives.

Because the Funds did not receive or post cash collateral in connection with their forward currency contracts during the period, the net amounts of each Fund’s assets and liabilities which are attributable to those contracts at September 30, 2024 can be determined by offsetting the dollar amounts shown in the asset and liability columns in the preceding table, the results of which are reflected in the “Net Amount” column. The Funds’ forward currency contracts and written options are valued each day, and the net amounts of each Fund’s assets and liabilities which are attributable to those contracts and options are expected to vary over time.

The net realized gain (loss) from forward currency contracts and net change in unrealized appreciation (depreciation) on outstanding forward currency contracts recognized in each Fund’s Statement of Operations for the year ended September 30, 2024 are disclosed in the following table:

	TYPE OF DERIVATIVE(a)	PRINCIPAL RISK	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Global Opportunities Fund	Forward currency contracts	Foreign currency risk	$(2,205,370)	$(5,705,680)
International Equity Fund	Forward currency contracts	Foreign currency risk	12,419,554	(10,951,245)
Income Builder Fund	Forward currency contracts	Foreign currency risk	(35,193,851)	(82,794,489)
Summit Fund	Forward currency contracts	Foreign currency risk	(324,636)	567,481

(a)	Generally, the Statement of Operations location for forward currency contracts is Net realized gain (loss) on: forward currency contracts and Net change in unrealized appreciation (depreciation) on: forward currency contracts.

Annual Financial Statements  |  85

Financial Highlights

Global Opportunities Fund

		PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE	NET ASSET	NET	NET REALIZED &		DIVIDENDS	DIVIDENDS	DIVIDENDS		NET ASSET
NOTED, PERIODS ARE	VALUE,	INVESTMENT	UNREALIZED	TOTAL FROM	FROM NET	FROM NET	FROM		VALUE,
FISCAL YEARS ENDED	BEGINNING	INCOME	GAIN (LOSS) ON	INVESTMENT	INVESTMENT	REALIZED	RETURN OF	TOTAL	END OF
SEPTEMBER 30,	OF PERIOD	(LOSS)+	INVESTMENTS	OPERATIONS	INCOME	GAINS	CAPITAL	DIVIDENDS	PERIOD

CLASS A SHARES(c)

2024	$32.63	0.46	8.43	8.89	(0.63)	(1.20)	—	(1.83)	$39.69
2023	$27.76	0.67	5.35	6.02	(0.36)	(0.79)	—	(1.15)	$32.63
2022	$39.32	0.28	(6.80)	(6.52)	(0.49)	(4.55)	—	(5.04)	$27.76
2021	$31.69	0.53	9.40	9.93	— (d)	(2.30)	—	(2.30)	$39.32
2020	$27.56	0.08	4.47	4.55	(0.14)	(0.28)	—	(0.42)	$31.69

CLASS C SHARES

2024	$30.82	0.12	8.02	8.14	(0.21)	(1.20)	—	(1.41)	$37.55
2023	$26.21	0.40	5.06	5.46	(0.06)	(0.79)	—	(0.85)	$30.82
2022	$37.36	— (e)	(6.41)	(6.41)	(0.19)	(4.55)	—	(4.74)	$26.21
2021	$30.44	0.22	9.00	9.22	—	(2.30)	—	(2.30)	$37.36
2020	$26.55	(0.14)	4.31	4.17	—	(0.28)	—	(0.28)	$30.44

CLASS I SHARES

2024	$32.82	0.59	8.45	9.04	(0.73)	(1.20)	—	(1.93)	$39.93
2023	$27.91	0.78	5.37	6.15	(0.45)	(0.79)	—	(1.24)	$32.82
2022	$39.49	0.39	(6.83)	(6.44)	(0.59)	(4.55)	—	(5.14)	$27.91
2021	$31.81	0.64	9.43	10.07	(0.09)	(2.30)	—	(2.39)	$39.49
2020	$27.67	0.15	4.50	4.65	(0.23)	(0.28)	—	(0.51)	$31.81

CLASS R3 SHARES

2024	$32.20	0.37	8.35	8.72	(0.55)	(1.20)	—	(1.75)	$39.17
2023	$27.37	0.61	5.28	5.89	(0.27)	(0.79)	—	(1.06)	$32.20
2022	$38.81	0.20	(6.69)	(6.49)	(0.40)	(4.55)	—	(4.95)	$27.37
2021	$31.38	0.42	9.31	9.73	—	(2.30)	—	(2.30)	$38.81
2020	$27.28	0.01	4.42	4.43	(0.05)	(0.28)	—	(0.33)	$31.38

CLASS R4 SHARES

2024	$32.36	0.40	8.38	8.78	(0.59)	(1.20)	—	(1.79)	$39.35
2023	$27.53	0.64	5.30	5.94	(0.32)	(0.79)	—	(1.11)	$32.36
2022	$39.01	0.24	(6.73)	(6.49)	(0.44)	(4.55)	—	(4.99)	$27.53
2021	$31.50	0.49	9.32	9.81	—	(2.30)	—	(2.30)	$39.01
2020	$27.32	0.03	4.43	4.46	—	(0.28)	—	(0.28)	$31.50

CLASS R5 SHARES

2024	$32.87	0.56	8.50	9.06	(0.73)	(1.20)	—	(1.93)	$40.00
2023	$27.95	0.79	5.37	6.16	(0.45)	(0.79)	—	(1.24)	$32.87
2022	$39.53	0.38	(6.83)	(6.45)	(0.58)	(4.55)	—	(5.13)	$27.95
2021	$31.84	0.61	9.47	10.08	(0.09)	(2.30)	—	(2.39)	$39.53
2020	$27.70	0.15	4.50	4.65	(0.23)	(0.28)	—	(0.51)	$31.84

CLASS R6 SHARES

2024	$32.97	0.63	8.51	9.14	(0.78)	(1.20)	—	(1.98)	$40.13
2023	$28.03	0.82	5.40	6.22	(0.49)	(0.79)	—	(1.28)	$32.97
2022	$39.64	0.44	(6.86)	(6.42)	(0.64)	(4.55)	—	(5.19)	$28.03
2021	$31.93	0.70	9.44	10.14	(0.13)	(2.30)	—	(2.43)	$39.64
2020	$27.77	0.21	4.50	4.71	(0.27)	(0.28)	—	(0.55)	$31.93

(a)	Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6
2024	1.28%	0.34%	1.62%	1.03%	1.13%	1.54%	1.75%
2023	2.07%	1.28%	2.38%	1.91%	1.97%	2.41%	2.52%
2022	0.79%	(0.04)%	1.10%	0.56%	0.67%	1.08%	1.24%
2021	1.36%	0.57%	1.64%	1.10%	1.27%	1.60%	1.80%

(b)	Not annualized for periods less than one year.
(c)	Sales loads are not reflected in computing total return.
(d)	Dividends From Net Investment Income was less than 0.01.
(e)	Net investment income (loss) was less than $0.01 per share.
(f)	Net investment income (loss) was less than 0.01%.
+	Based on weighted average shares outstanding.

See notes to financial statements.

86  |  Annual Financial Statements

Financial Highlights, Continued

Global Opportunities Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE						NET
NOTED, PERIODS ARE		EXPENSES, AFTER	EXPENSES,		PORTFOLIO	ASSETS
FISCAL YEARS ENDED	NET INVESTMENT	EXPENSE	BEFORE EXPENSE	TOTAL	TURNOVER	AT END OF PERIOD
SEPTEMBER 30,	INCOME (LOSS) (%)(a)	REDUCTIONS (%)	REDUCTIONS (%)	RETURN (%)(b)	RATE (%)(b)	(THOUSANDS)

CLASS A SHARES(c)

2024	1.29	1.30	1.34	28.68	14.91	$347,532
2023	2.09	1.29	1.33	21.93	17.07	$284,351
2022	0.83	1.29	1.35	(19.31)	26.92	$218,968
2021	1.42	1.27	1.31	32.82	25.48	$277,126
2020	0.27	1.28	1.32	16.59	35.63	$215,473

CLASS C SHARES

2024	0.36	2.14	2.17	27.59	14.91	$27,358
2023	1.31	2.09	2.13	20.99	17.07	$39,916
2022	— (f)	2.06	2.11	(19.94)	26.92	$63,994
2021	0.63	2.04	2.08	31.77	25.48	$112,420
2020	(0.49)	2.02	2.06	15.78	35.63	$116,705

CLASS I SHARES

2024	1.64	0.99	1.08	29.05	14.91	$829,383
2023	2.41	0.99	1.06	22.32	17.07	$626,942
2022	1.14	0.99	1.06	(19.06)	26.92	$446,228
2021	1.69	0.99	1.06	33.17	25.48	$605,581
2020	0.50	0.99	1.08	16.91	35.63	$523,175

CLASS R3 SHARES

2024	1.05	1.50	2.49	28.47	14.91	$2,833
2023	1.94	1.50	2.43	21.76	17.07	$2,761
2022	0.61	1.50	2.40	(19.47)	26.92	$2,639
2021	1.15	1.50	2.07	32.48	25.48	$3,776
2020	0.03	1.50	2.00	16.32	35.63	$3,633

CLASS R4 SHARES

2024	1.15	1.40	2.15	28.53	14.91	$4,931
2023	2.00	1.40	2.10	21.82	17.07	$5,023
2022	0.72	1.40	2.09	(19.37)	26.92	$4,573
2021	1.32	1.40	1.83	32.62	25.48	$6,177
2020	0.09	1.40	1.62	16.41	35.63	$5,093

CLASS R5 SHARES

2024	1.56	0.99	1.35	29.06	14.91	$18,134
2023	2.43	0.99	1.20	22.32	17.07	$17,592
2022	1.12	0.99	1.38	(19.06)	26.92	$15,512
2021	1.64	0.99	1.36	33.18	25.48	$20,673
2020	0.53	0.99	1.28	16.89	35.63	$32,817

CLASS R6 SHARES

2024	1.77	0.85	1.01	29.25	14.91	$75,852
2023	2.54	0.85	1.02	22.50	17.07	$57,844
2022	1.28	0.85	1.03	(18.95)	26.92	$47,300
2021	1.85	0.85	1.00	33.32	25.48	$57,072
2020	0.70	0.85	1.03	17.08	35.63	$43,911

Annual Financial Statements  |  87

Financial Highlights

International Equity Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE	NET ASSET	NET	NET REALIZED &		DIVIDENDS	DIVIDENDS	DIVIDENDS		NET ASSET
NOTED, PERIODS ARE	VALUE,	INVESTMENT	UNREALIZED	TOTAL FROM	FROM NET	FROM NET	FROM		VALUE,
FISCAL YEARS ENDED	BEGINNING	INCOME	GAIN (LOSS) ON	INVESTMENT	INVESTMENT	REALIZED	RETURN OF	TOTAL	END OF
SEPTEMBER 30,	OF YEAR	(LOSS)+	INVESTMENTS	OPERATIONS	INCOME	GAINS	CAPITAL	DIVIDENDS	YEAR

CLASS A SHARES(d)

2024	$22.51	0.46	6.61	7.07	(0.44)	(0.10)	—	(0.54)	$29.04
2023	$18.19	0.38	4.30	4.68	(0.36)	—	—	(0.36)	$22.51
2022	$28.75	0.29	(7.15)	(6.86)	(0.27)	(3.43)	—	(3.70)	$18.19
2021	$24.78	0.31	4.49	4.80	(0.06)	(0.77)	—	(0.83)	$28.75
2020	$22.91	0.07	3.29	3.36	(0.21)	(1.28)	—	(1.49)	$24.78

CLASS C SHARES

2024	$19.24	0.18	5.67	5.85	(0.21)	(0.10)	—	(0.31)	$24.78
2023	$15.61	0.15	3.69	3.84	(0.21)	—	—	(0.21)	$19.24
2022	$25.20	0.11	(6.13)	(6.02)	(0.14)	(3.43)	—	(3.57)	$15.61
2021	$21.91	0.06	4.00	4.06	—	(0.77)	—	(0.77)	$25.20
2020	$20.33	(0.08)	2.94	2.86	—	(1.28)	—	(1.28)	$21.91

CLASS I SHARES

2024	$23.46	0.56	6.88	7.44	(0.49)	(0.10)	—	(0.59)	$30.31
2023	$18.98	0.44	4.48	4.92	(0.44)	—	—	(0.44)	$23.46
2022	$29.88	0.41	(7.47)	(7.06)	(0.41)	(3.43)	—	(3.84)	$18.98
2021	$25.70	0.39	4.68	5.07	(0.12)	(0.77)	—	(0.89)	$29.88
2020	$23.69	0.15	3.42	3.57	(0.28)	(1.28)	—	(1.56)	$25.70

CLASS R3 SHARES

2024	$22.44	0.41	6.60	7.01	(0.38)	(0.10)	—	(0.48)	$28.97
2023	$18.17	0.32	4.29	4.61	(0.34)	—	—	(0.34)	$22.44
2022	$28.75	0.27	(7.16)	(6.89)	(0.26)	(3.43)	—	(3.69)	$18.17
2021	$24.77	0.23	4.52	4.75	—	(0.77)	—	(0.77)	$28.75
2020	$22.89	0.03	3.29	3.32	(0.16)	(1.28)	—	(1.44)	$24.77

CLASS R4 SHARES

2024	$22.25	0.45	6.55	7.00	(0.43)	(0.10)	—	(0.53)	$28.72
2023	$18.03	0.36	4.25	4.61	(0.39)	—	—	(0.39)	$22.25
2022	$28.56	0.32	(7.10)	(6.78)	(0.32)	(3.43)	—	(3.75)	$18.03
2021	$24.60	0.28	4.49	4.77	(0.04)	(0.77)	—	(0.81)	$28.56
2020	$22.74	0.07	3.27	3.34	(0.20)	(1.28)	—	(1.48)	$24.60

CLASS R5 SHARES

2024	$23.43	0.55	6.88	7.43	(0.49)	(0.10)	—	(0.59)	$30.27
2023	$18.96	0.44	4.47	4.91	(0.44)	—	—	(0.44)	$23.43
2022	$29.84	0.39	(7.44)	(7.05)	(0.40)	(3.43)	—	(3.83)	$18.96
2021	$25.66	0.38	4.67	5.05	(0.10)	(0.77)	—	(0.87)	$29.84
2020	$23.67	0.13	3.42	3.55	(0.28)	(1.28)	—	(1.56)	$25.66

CLASS R6 SHARES

2024	$23.34	0.62	6.84	7.46	(0.54)	(0.10)	—	(0.64)	$30.16
2023	$18.89	0.48	4.46	4.94	(0.49)	—	—	(0.49)	$23.34
2022	$29.75	0.45	(7.43)	(6.98)	(0.45)	(3.43)	—	(3.88)	$18.89
2021	$25.59	0.44	4.65	5.09	(0.16)	(0.77)	—	(0.93)	$29.75
2020	$23.61	0.18	3.41	3.59	(0.33)	(1.28)	—	(1.61)	$25.59

(a)	Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6
2024	1.60%	0.63%	1.90%	1.41%	1.61%	1.86%	2.11%
2023	1.77%	0.87%	1.99%	1.51%	1.72%	1.98%	2.18%
2022	1.20%	0.52%	1.61%	1.11%	1.32%	1.53%	1.80%
2021	0.99%	0.16%	1.23%	0.71%	0.90%	1.18%	1.40%

(b)	Net expenses include tax reclaim collection fees that are excluded from the expense limitation agreement. If such expenses and fees had not occurred, the Expenses After Expense Reductions ratios for 2024 would have been: Class A, 1.17%; Class C, 2.06%; Class I, 0.87%; Class R3, 1.36%; Class R4, 1.16%; Class R5, 0.90%; Class R6, 0.70% and 2021 would have been: Class A, 1.25%; Class C, 1.96%; Class I, 0.94%; Class R3, 1.45%; Class R4, 1.25%; Class R5, 0.99%; Class R6, 0.79%.
(c)	Not annualized for periods less than one year.
(d)	Sales loads are not reflected in computing total return.
(e)	The total return based on the NAV which reflects adjustments in accordance with U.S. GAAP is 26.15%.
+	Based on weighted average shares outstanding.

See notes to financial statements.

88  |  Annual Financial Statements

Financial Highlights, Continued

International Equity Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE						NET
NOTED, PERIODS ARE		EXPENSES, AFTER	EXPENSES,		PORTFOLIO	ASSETS
FISCAL YEARS ENDED	NET INVESTMENT	EXPENSE	BEFORE EXPENSE	TOTAL	TURNOVER	AT END OF YEAR
SEPTEMBER 30,	INCOME (LOSS) (%)(a)	REDUCTIONS (%)(b)	REDUCTIONS (%)	RETURN (%)(c)	RATE (%)(c)	(THOUSANDS)

CLASS A SHARES(d)
2024	1.81	1.22	1.33	31.94	45.47	$432,976
2023	1.68	1.10	1.23	25.83	43.13	$371,073
2022	1.25	1.30	1.38	(27.88)	48.88	$339,638
2021	1.07	1.58	1.58	19.66	42.85	$543,262
2020	0.31	1.25	1.26	15.33	79.05	$825,677

CLASS C SHARES
2024	0.83	2.11	2.22	30.76	45.47	$10,055
2023	0.77	1.98	2.12	24.70	43.13	$12,360
2022	0.56	1.96	2.05	(28.38)	48.88	$13,978
2021	0.24	2.26	2.26	18.83	42.85	$27,189
2020	(0.40)	1.93	1.94	14.69	79.05	$44,594

CLASS I SHARES
2024	2.11	0.93	1.04	32.37	45.47	$1,747,826
2023	1.90	0.88	1.01	26.09 (e)	43.13	$1,390,996
2022	1.66	0.90	1.00	(27.64)	48.88	$1,254,672
2021	1.32	1.24	1.24	20.05	42.85	$2,000,723
2020	0.64	0.92	0.93	15.74	79.05	$1,713,358

CLASS R3 SHARES
2024	1.62	1.42	1.73	31.71	45.47	$128,725
2023	1.42	1.36	1.71	25.47	43.13	$110,275
2022	1.16	1.40	1.70	(27.97)	48.88	$100,783
2021	0.80	1.75	1.91	19.46	42.85	$157,724
2020	0.12	1.45	1.58	15.11	79.05	$152,764

CLASS R4 SHARES
2024	1.82	1.22	1.54	31.98	45.47	$93,021
2023	1.62	1.16	1.48	25.68	43.13	$82,599
2022	1.37	1.19	1.50	(27.81)	48.88	$69,822
2021	0.99	1.55	1.70	19.69	42.85	$104,735
2020	0.30	1.25	1.32	15.35	79.05	$102,266

CLASS R5 SHARES
2024	2.07	0.96	1.24	32.29	45.47	$117,461
2023	1.90	0.90	1.23	26.03	43.13	$101,451
2022	1.57	0.94	1.28	(27.60)	48.88	$86,468
2021	1.26	1.29	1.46	19.97	42.85	$160,007
2020	0.55	0.99	1.02	15.64	79.05	$133,705

CLASS R6 SHARES
2024	2.34	0.76	0.97	32.58	45.47	$439,072
2023	2.09	0.70	0.94	26.29	43.13	$294,974
2022	1.85	0.73	0.92	(27.47)	48.88	$243,442
2021	1.49	1.09	1.18	20.21	42.85	$331,621
2020	0.78	0.79	0.90	15.90	79.05	$250,391

Annual Financial Statements  |  89

Financial Highlights

Better World International Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE	NET ASSET	NET	NET REALIZED &		DIVIDENDS	DIVIDENDS	DIVIDENDS		NET ASSET
NOTED, PERIODS ARE	VALUE,	INVESTMENT	UNREALIZED	TOTAL FROM	FROM NET	FROM NET	FROM		VALUE,
FISCAL YEARS ENDED	BEGINNING	INCOME	GAIN (LOSS) ON	INVESTMENT	INVESTMENT	REALIZED	RETURN OF	TOTAL	END OF
SEPTEMBER 30,	OF YEAR	(LOSS)+	INVESTMENTS	OPERATIONS	INCOME	GAINS	CAPITAL	DIVIDENDS	YEAR

CLASS A SHARES(c)
2024	$16.10	0.15	3.25	3.40	(0.18)	—	—	(0.18)	$19.32
2023	$13.48	0.14	2.52	2.66	(0.04)	—	—	(0.04)	$16.10
2022	$21.46	0.06	(5.18)	(5.12)	—	(2.86)	—	(2.86)	$13.48
2021	$15.66	0.01	5.79	5.80	—	—	—	—	$21.46
2020	$12.85	— (d)	2.90	2.90	(0.09)	—	—	(0.09)	$15.66

CLASS C SHARES
2024	$15.59	0.02	3.15	3.17	(0.06)	—	—	(0.06)	$18.70
2023	$13.11	0.02	2.46	2.48	—	—	—	—	$15.59
2022	$21.08	(0.07)	(5.04)	(5.11)	—	(2.86)	—	(2.86)	$13.11
2021	$15.51	(0.15)	5.72	5.57	—	—	—	—	$21.08
2020	$12.72	(0.08)	2.88	2.80	(0.01)	—	—	(0.01)	$15.51

CLASS I SHARES
2024	$16.64	0.25	3.35	3.60	(0.27)	—	—	(0.27)	$19.97
2023	$13.93	0.24	2.61	2.85	(0.14)	—	—	(0.14)	$16.64
2022	$22.03	0.15	(5.34)	(5.19)	(0.05)	(2.86)	—	(2.91)	$13.93
2021	$16.06	0.11	5.93	6.04	(0.07)	—	—	(0.07)	$22.03
2020	$13.16	0.10	2.99	3.09	(0.19)	—	—	(0.19)	$16.06

(a)	Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class C	Class I
2024	0.87%	0.13%	1.41%
2023	0.85%	0.12%	1.42%
2022	0.32%	(0.43)%	0.88%
2021	0.04%	(0.78)%	0.51%

(b)	Not annualized for periods less than one year.
(c)	Sales loads are not reflected in computing total return.
(d)	Net investment income (loss) was less than $0.01 per share.
+	Based on weighted average shares outstanding.

See notes to financial statements.

90  |  Annual Financial Statements

Financial Highlights, Continued

Better World International Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE						NET
NOTED, PERIODS ARE		EXPENSES, AFTER	EXPENSES,		PORTFOLIO	ASSETS
FISCAL YEARS ENDED	NET INVESTMENT	EXPENSE	BEFORE EXPENSE	TOTAL	TURNOVER	AT END OF YEAR
SEPTEMBER 30,	INCOME (LOSS) (%)(a)	REDUCTIONS (%)	REDUCTIONS (%)	RETURN (%)(b)	RATE (%)(b)	(THOUSANDS)

CLASS A SHARES(c)
2024	0.89	1.44	1.58	21.27	60.57	$38,159
2023	0.87	1.46	1.60	19.79	80.23	$40,587
2022	0.34	1.47	1.58	(27.93)	140.89	$33,050
2021	0.05	1.57	1.57	37.04	119.96	$40,287
2020	(0.02)	1.83	1.94	22.65	42.87	$11,859

CLASS C SHARES
2024	0.15	2.19	2.55	20.42	60.57	$6,575
2023	0.14	2.19	2.82	18.92	80.23	$6,177
2022	(0.42)	2.24	2.50	(28.44)	140.89	$4,391
2021	(0.77)	2.38	2.85	35.91	119.96	$5,597
2020	(0.56)	2.38	3.31	22.02	42.87	$2,159

CLASS I SHARES
2024	1.42	0.90	1.24	21.90	60.57	$525,322
2023	1.44	0.90	1.26	20.49	80.23	$513,331
2022	0.89	0.96	1.25	(27.54)	140.89	$346,395
2021	0.53	1.09	1.21	37.72	119.96	$302,026
2020	0.74	1.09	1.33	23.62	42.87	$83,208

Annual Financial Statements  |  91

Financial Highlights

International Growth Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE	NET ASSET	NET	NET REALIZED &		DIVIDENDS	DIVIDENDS	DIVIDENDS		NET ASSET
NOTED, PERIODS ARE	VALUE,	INVESTMENT	UNREALIZED	TOTAL FROM	FROM NET	FROM NET	FROM		VALUE,
FISCAL YEARS ENDED	BEGINNING	INCOME	GAIN (LOSS) ON	INVESTMENT	INVESTMENT	REALIZED	RETURN OF	TOTAL	END OF
SEPTEMBER 30,	OF YEAR	(LOSS)+	INVESTMENTS	OPERATIONS	INCOME	GAINS	CAPITAL	DIVIDENDS	YEAR

CLASS A SHARES(d)
2024	$21.59	0.03	5.53	5.56	(0.05)	—	—	(0.05)	$27.10
2023	$18.22	0.02	3.41	3.43	(0.06)	—	—	(0.06)	$21.59
2022	$30.27	0.03	(10.09)	(10.06)	—	(1.99)	—	(1.99)	$18.22
2021	$28.37	(0.09)	2.37	2.28	—	(0.38)	—	(0.38)	$30.27
2020	$21.46	(0.08)	7.10	7.02	— (e)	(0.11)	—	(0.11)	$28.37

CLASS C SHARES
2024	$19.22	(0.20)	4.93	4.73	—	—	—	—	$23.95
2023	$16.33	(0.16)	3.05	2.89	—	—	—	—	$19.22
2022	$27.55	(0.17)	(9.06)	(9.23)	—	(1.99)	—	(1.99)	$16.33
2021	$26.06	(0.31)	2.18	1.87	—	(0.38)	—	(0.38)	$27.55
2020	$19.87	(0.25)	6.55	6.30	—	(0.11)	—	(0.11)	$26.06

CLASS I SHARES
2024	$22.46	0.12	5.77	5.89	(0.15)	—	—	(0.15)	$28.20
2023	$18.97	0.11	3.53	3.64	(0.15)	—	—	(0.15)	$22.46
2022	$31.32	0.12	(10.48)	(10.36)	—	(1.99)	—	(1.99)	$18.97
2021	$29.27	(0.01)	2.44	2.43	—	(0.38)	—	(0.38)	$31.32
2020	$22.13	(0.01)	7.33	7.32	(0.07)	(0.11)	—	(0.18)	$29.27

CLASS R3 SHARES
2024	$21.21	— (f)	5.43	5.43	(0.03)	—	—	(0.03)	$26.61
2023	$17.90	(0.01)	3.35	3.34	(0.03)	—	—	(0.03)	$21.21
2022	$29.80	— (f)	(9.91)	(9.91)	—	(1.99)	—	(1.99)	$17.90
2021	$28.01	(0.16)	2.33	2.17	—	(0.38)	—	(0.38)	$29.80
2020	$21.23	(0.13)	7.02	6.89	—	(0.11)	—	(0.11)	$28.01

CLASS R4 SHARES
2024	$21.38	0.01	5.49	5.50	(0.05)	—	—	(0.05)	$26.83
2023	$18.06	0.02	3.37	3.39	(0.07)	—	—	(0.07)	$21.38
2022	$30.02	0.03	(10.00)	(9.97)	—	(1.99)	—	(1.99)	$18.06
2021	$28.18	(0.13)	2.35	2.22	—	(0.38)	—	(0.38)	$30.02
2020	$21.34	(0.03)	6.98	6.95	—	(0.11)	—	(0.11)	$28.18

CLASS R5 SHARES
2024	$22.53	0.11	5.78	5.89	(0.13)	—	—	(0.13)	$28.29
2023	$19.03	0.11	3.55	3.66	(0.16)	—	—	(0.16)	$22.53
2022	$31.41	0.12	(10.51)	(10.39)	—	(1.99)	—	(1.99)	$19.03
2021	$29.35	(0.01)	2.45	2.44	—	(0.38)	—	(0.38)	$31.41
2020	$22.19	(0.03)	7.37	7.34	(0.07)	(0.11)	—	(0.18)	$29.35

CLASS R6 SHARES
2024	$22.65	0.16	5.79	5.95	(0.17)	—	—	(0.17)	$28.43
2023	$19.13	0.14	3.56	3.70	(0.18)	—	—	(0.18)	$22.65
2022	$31.54	0.15	(10.57)	(10.42)	—	(1.99)	—	(1.99)	$19.13
2021	$29.44	0.02	2.46	2.48	—	(0.38)	—	(0.38)	$31.54
2020	$22.26	0.02	7.37	7.39	(0.10)	(0.11)	—	(0.21)	$29.44

(a)	Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6
2024	0.09%	(0.93)%	0.46%	(0.02)%	0.02%	0.42%	0.58%
2023	0.08%	(0.83)%	0.45%	(0.05)%	0.05%	0.48%	0.58%
2022	0.08%	(0.83)%	0.42%	(0.06)%	0.07%	0.44%	0.56%
2021	(0.37)%	(1.18)%	(0.10)%	(0.60)%	(0.51)%	(0.11)%	(0.02)%

See notes to financial statements.

92  |  Annual Financial Statements

Financial Highlights, Continued

International Growth Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE						NET
NOTED, PERIODS ARE		EXPENSES, AFTER	EXPENSES,		PORTFOLIO	ASSETS
FISCAL YEARS ENDED	NET INVESTMENT	EXPENSE	BEFORE EXPENSE	TOTAL	TURNOVER	AT END OF YEAR
SEPTEMBER 30,	INCOME (LOSS) (%)(a)	REDUCTIONS (%)(b)	REDUCTIONS (%)	RETURN (%)(c)	RATE (%)(c)	(THOUSANDS)

CLASS A SHARES(d)
2024	0.11	1.37	1.38	25.81	44.57	$92,101
2023	0.10	1.37	1.38	18.82	37.24	$86,983
2022	0.13	1.36	1.36	(35.72)	63.54	$86,145
2021	(0.29)	1.27	1.27	8.07	34.41	$154,613
2020	(0.35)	1.31	1.31	32.88	35.88	$139,429

CLASS C SHARES
2024	(0.91)	2.36	2.37	24.61	44.57	$6,985
2023	(0.81)	2.27	2.28	17.70	37.24	$8,572
2022	(0.78)	2.22	2.23	(36.27)	63.54	$10,939
2021	(1.10)	2.07	2.07	7.21	34.41	$27,864
2020	(1.13)	2.07	2.07	31.87	35.88	$42,164

CLASS I SHARES
2024	0.48	0.99	1.04	26.30	44.57	$673,335
2023	0.47	0.99	1.06	19.23	37.24	$627,050
2022	0.47	0.99	1.06	(35.47)	63.54	$724,495
2021	(0.02)	1.00	1.00	8.34	34.41	$1,584,102
2020	(0.03)	0.99	1.02	33.31	35.88	$1,454,322

CLASS R3 SHARES
2024	(0.01)	1.50	2.18	25.63	44.57	$4,771
2023	(0.03)	1.50	2.25	18.69	37.24	$4,508
2022	(0.01)	1.50	2.29	(35.79)	63.54	$4,340
2021	(0.52)	1.51	1.89	7.78	34.41	$7,643
2020	(0.56)	1.50	2.03	32.61	35.88	$6,424

CLASS R4 SHARES
2024	0.04	1.40	2.04	25.77	44.57	$7,103
2023	0.08	1.40	2.01	18.78	37.24	$7,083
2022	0.12	1.40	2.00	(35.72)	63.54	$6,670
2021	(0.42)	1.41	1.63	7.91	34.41	$9,903
2020	(0.44)	1.40	1.45	32.73	35.88	$8,436

CLASS R5 SHARES
2024	0.44	0.99	1.57	26.24	44.57	$6,387
2023	0.50	0.99	1.38	19.25	37.24	$12,979
2022	0.49	0.99	1.45	(35.46)	63.54	$21,233
2021	(0.02)	1.00	1.27	8.35	34.41	$36,396
2020	(0.03)	0.99	1.31	33.31	35.88	$34,152

CLASS R6 SHARES
2024	0.60	0.89	1.02	26.39	44.57	$90,922
2023	0.60	0.89	1.02	19.38	37.24	$73,130
2022	0.61	0.89	1.01	(35.41)	63.54	$66,867
2021	0.06	0.90	0.96	8.46	34.41	$107,884
2020	0.07	0.89	0.99	33.42	35.88	$61,130

(b)	Net expenses include tax reclaim collection fees that are excluded from the expense limitation agreement. If such expenses and fees had not occurred, the Expenses After Expense Reductions ratios for 2021 would have been: Class A, 1.26%; Class C, 2.07%; Class I, 0.99%; Class R3, 1.50%; Class R4, 1.40%; Class R5, 0.99%; Class R6, 0.89%.
(c)	Not annualized for periods less than one year.
(d)	Sales loads are not reflected in computing total return.
(e)	Dividends from net investment income per share were less than $(0.01).
(f)	Net investment income (loss) was less than $0.01 per share.
+	Based on weighted average shares outstanding.

Annual Financial Statements  |  93

Financial Highlights

Developing World Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE	NET ASSET	NET	NET REALIZED &		DIVIDENDS	DIVIDENDS	DIVIDENDS		NET ASSET
NOTED, PERIODS ARE	VALUE,	INVESTMENT	UNREALIZED	TOTAL FROM	FROM NET	FROM NET	FROM		VALUE,
FISCAL YEARS ENDED	BEGINNING	INCOME	GAIN (LOSS) ON	INVESTMENT	INVESTMENT	REALIZED	RETURN OF	TOTAL	END OF
SEPTEMBER 30,	OF YEAR	(LOSS)+	INVESTMENTS	OPERATIONS	INCOME	GAINS	CAPITAL	DIVIDENDS	YEAR

CLASS A SHARES(d)
2024	$19.68	0.07	3.51	3.58	(0.34)	—	—	(0.34)	$22.92
2023	$18.43	0.18	1.34	1.52	(0.27)	—	—	(0.27)	$19.68
2022	$27.58	0.39	(9.54)	(9.15)	—	—	—	—	$18.43
2021	$22.92	— (f)	4.66	4.66	—	—	—	—	$27.58
2020	$20.43	0.03	2.69	2.72	(0.23)	—	—	(0.23)	$22.92

CLASS C SHARES
2024	$18.40	(0.10)	3.27	3.17	(0.12)	—	—	(0.12)	$21.45
2023	$17.18	0.01	1.26	1.27	(0.05)	—	—	(0.05)	$18.40
2022	$25.93	0.14	(8.89)	(8.75)	—	—	—	—	$17.18
2021	$21.71	(0.21)	4.43	4.22	—	—	—	—	$25.93
2020	$19.35	(0.13)	2.54	2.41	(0.05)	—	—	(0.05)	$21.71

CLASS I SHARES
2024	$20.21	0.17	3.59	3.76	(0.43)	—	—	(0.43)	$23.54
2023	$18.93	0.27	1.37	1.64	(0.36)	—	—	(0.36)	$20.21
2022	$28.22	0.50	(9.79)	(9.29)	—	—	—	—	$18.93
2021	$23.40	0.10	4.76	4.86	(0.04)	—	—	(0.04)	$28.22
2020	$20.86	0.11	2.74	2.85	(0.31)	—	—	(0.31)	$23.40

CLASS R5 SHARES
2024	$20.15	0.17	3.57	3.74	(0.43)	—	—	(0.43)	$23.46
2023	$18.87	0.27	1.37	1.64	(0.36)	—	—	(0.36)	$20.15
2022	$28.12	0.48	(9.73)	(9.25)	—	—	—	—	$18.87
2021	$23.33	0.10	4.73	4.83	(0.04)	—	—	(0.04)	$28.12
2020	$20.79	0.10	2.75	2.85	(0.31)	—	—	(0.31)	$23.33

CLASS R6 SHARES
2024	$20.26	0.20	3.59	3.79	(0.45)	—	—	(0.45)	$23.60
2023	$18.98	0.29	1.37	1.66	(0.38)	—	—	(0.38)	$20.26
2022	$28.26	0.52	(9.80)	(9.28)	—	—	—	—	$18.98
2021	$23.43	0.12	4.78	4.90	(0.07)	—	—	(0.07)	$28.26
2020	$20.88	0.13	2.75	2.88	(0.33)	—	—	(0.33)	$23.43

(a)	Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class C	Class I	Class R5	Class R6
2022	1.63%	0.61%	2.06%	1.94%	2.14%
2021	(0.02)%	(0.82)%	0.33%	0.34%	0.42%

(b)	Net expenses include tax reclaim collection fees that are excluded from the expense limitation agreement. If such expenses and fees had not occurred, the Expenses After Expense Reductions ratios for 2021 would have been: Class A, 1.43%; Class C, 2.19%; Class I, 1.09%; Class R5, 1.09%; Class R6, 0.99%.
(c)	Not annualized for periods less than one year.
(d)	Sales loads are not reflected in computing total return.
(e)	The total return based on the NAV which reflects adjustments in accordance with U.S. GAAP is 18.40%
(f)	Net investment income (loss) was less than $0.01 per share.
(g)	The total return based on the NAV which reflects adjustments in accordance with U.S. GAAP is 12.47% for 2020 and 19.44% for 2021.
+	Based on weighted average shares outstanding.

See notes to financial statements.

94  |  Annual Financial Statements

Financial Highlights, Continued

Developing World Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE						NET
NOTED, PERIODS ARE		EXPENSES, AFTER	EXPENSES,		PORTFOLIO	ASSETS
FISCAL YEARS ENDED	NET INVESTMENT	EXPENSE	BEFORE EXPENSE	TOTAL	TURNOVER	AT END OF YEAR
SEPTEMBER 30,	INCOME (LOSS) (%)(a)	REDUCTIONS (%)(b)	REDUCTIONS (%)	RETURN (%)(c)	RATE (%)(c)	(THOUSANDS)

CLASS A SHARES(d)
2024	0.36	1.47	1.62	18.35 (e)	90.88	$76,267
2023	0.87	1.45	1.60	8.24	37.64	$83,389
2022	1.63	1.44	1.54	(33.18)	68.24	$87,897
2021	(0.01)	1.43	1.43	20.33	61.50	$131,471
2020	0.13	1.45	1.48	13.31	56.55	$101,723

CLASS C SHARES
2024	(0.53)	2.33	2.54	17.31	90.88	$7,493
2023	0.04	2.27	2.42	7.36	37.64	$11,621
2022	0.62	2.26	2.36	(33.74)	68.24	$17,044
2021	(0.81)	2.19	2.19	19.49 (g)	61.50	$40,933
2020	(0.64)	2.20	2.23	12.42 (g)	56.55	$48,977

CLASS I SHARES
2024	0.78	1.04	1.29	18.92	90.88	$519,163
2023	1.31	1.04	1.28	8.66	37.64	$802,285
2022	2.07	1.06	1.23	(32.92)	68.24	$772,911
2021	0.34	1.09	1.15	20.78	61.50	$925,280
2020	0.50	1.09	1.18	13.68	56.55	$668,427

CLASS R5 SHARES
2024	0.80	1.04	2.04	18.88	90.88	$3,380
2023	1.31	1.04	2.05	8.69	37.64	$3,206
2022	1.94	1.06	2.15	(32.89)	68.24	$2,403
2021	0.35	1.09	1.70	20.72	61.50	$4,157
2020	0.49	1.09	1.89	13.73	56.55	$2,735

CLASS R6 SHARES
2024	0.91	0.94	1.24	19.04	90.88	$68,459
2023	1.40	0.94	1.24	8.75	37.64	$60,741
2022	2.14	0.96	1.20	(32.84)	68.24	$54,406
2021	0.43	0.99	1.11	20.90	61.50	$78,006
2020	0.60	0.99	1.15	13.82	56.55	$62,993

Annual Financial Statements  |  95

Financial Highlights

Small/Mid Cap Core Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE	NET ASSET	NET	NET REALIZED &		DIVIDENDS	DIVIDENDS	DIVIDENDS		NET ASSET
NOTED, PERIODS ARE	VALUE,	INVESTMENT	UNREALIZED	TOTAL FROM	FROM NET	FROM NET	FROM		VALUE,
FISCAL YEARS ENDED	BEGINNING	INCOME	GAIN (LOSS) ON	INVESTMENT	INVESTMENT	REALIZED	RETURN OF	TOTAL	END OF
SEPTEMBER 30,	OF YEAR	(LOSS)+	INVESTMENTS	OPERATIONS	INCOME	GAINS	CAPITAL	DIVIDENDS	YEAR

CLASS A SHARES(d)
2024	$60.68	(0.39)	16.86	16.47	—	—	—	—	$77.15
2023	$55.35	(0.24)	5.60	5.36	(0.03)	—	—	(0.03)	$60.68
2022	$97.60	(0.27)	(15.33)	(15.60)	(0.30)	(26.35)	—	(26.65)	$55.35
2021	$74.81	(0.05)	22.84	22.79	—	—	—	—	$97.60
2020	$71.81	0.07	3.11	3.18	(0.18)	—	—	(0.18)	$74.81

CLASS C SHARES
2024	$51.36	(0.88)	14.18	13.30	—	—	—	—	$64.66
2023	$47.29	(0.70)	4.77	4.07	—	—	—	—	$51.36
2022	$87.40	(0.81)	(12.95)	(13.76)	—	(26.35)	—	(26.35)	$47.29
2021	$67.54	(0.71)	20.57	19.86	—	—	—	—	$87.40
2020	$65.19	(0.45)	2.80	2.35	—	—	—	—	$67.54

CLASS I SHARES
2024	$63.56	(0.10)	17.70	17.60	—	—	—	—	$81.16
2023	$58.01	0.01	5.86	5.87	(0.32)	—	—	(0.32)	$63.56
2022	$100.99	0.01	(16.09)	(16.08)	(0.55)	(26.35)	—	(26.90)	$58.01
2021	$77.16	0.25	23.58	23.83	—	—	—	—	$100.99
2020	$74.04	0.33	3.22	3.55	(0.43)	—	—	(0.43)	$77.16

CLASS R3 SHARES
2024	$60.32	(0.34)	16.76	16.42	—	—	—	—	$76.74
2023	$55.03	(0.21)	5.57	5.36	(0.07)	—	—	(0.07)	$60.32
2022	$97.10	(0.25)	(15.21)	(15.46)	(0.26)	(26.35)	—	(26.61)	$55.03
2021	$74.46	(0.08)	22.72	22.64	—	—	—	—	$97.10
2020	$71.44	0.06	3.10	3.16	(0.14)	—	—	(0.14)	$74.46

CLASS R4 SHARES
2024	$61.32	(0.28)	17.06	16.78	—	—	—	—	$78.10
2023	$55.96	(0.15)	5.65	5.50	(0.14)	—	—	(0.14)	$61.32
2022	$98.30	(0.16)	(15.50)	(15.66)	(0.33)	(26.35)	—	(26.68)	$55.96
2021	$75.30	0.01	22.99	23.00	—	—	—	—	$98.30
2020	$72.25	0.12	3.14	3.26	(0.21)	—	—	(0.21)	$75.30

CLASS R5 SHARES
2024	$63.45	(0.10)	17.66	17.56	—	—	—	—	$81.01
2023	$57.90	0.02	5.84	5.86	(0.31)	—	—	(0.31)	$63.45
2022	$100.84	— (f)	(16.04)	(16.04)	(0.55)	(26.35)	—	(26.90)	$57.90
2021	$77.05	0.26	23.53	23.79	—	—	—	—	$100.84
2020	$73.93	0.33	3.22	3.55	(0.43)	—	—	(0.43)	$77.05

(a)	Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class C	Class I	Class R3	Class R4	Class R5
2021	(0.15)%	(0.95)%	0.17%	(0.17)%	(0.09)%	0.18%

(b)	Net expenses include tax reclaim collection fees that are excluded from the expense limitation agreement. If such expenses and fees had not occurred, the Expenses After Expense Reductions ratios for 2021 would have been: Class A, 1.16%; Class C, 1.98%; Class I, 0.84%; Class R3, 1.20%; Class R4, 1.10%; Class R5, 0.84%.
(c)	Not annualized for periods less than one year.
(d)	Sales loads are not reflected in computing total return.
(e)	The Fund modified its strategy in December 2020 and due to the change, the Fund experienced a higher portfolio turnover from higher purchases and sales.
(f)	Net investment income (loss) was less than $0.01 per share.
(g)	Net investment income (loss) was less than 0.01%.
+	Based on weighted average shares outstanding.

See notes to financial statements.

96  |  Annual Financial Statements

Financial Highlights, Continued

Small/Mid Cap Core Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE							NET
NOTED, PERIODS ARE		EXPENSES, AFTER	EXPENSES,		PORTFOLIO		ASSETS
FISCAL YEARS ENDED	NET INVESTMENT	EXPENSE	BEFORE EXPENSE	TOTAL	TURNOVER		AT END OF YEAR
SEPTEMBER 30,	INCOME (LOSS) (%)(a)	REDUCTIONS (%)(b)	REDUCTIONS (%)	RETURN (%)(c)	RATE (%)(c)		(THOUSANDS)

CLASS A SHARES(d)
2024	(0.57)	1.38	1.38	27.14	32.79		$306,852
2023	(0.40)	1.36	1.36	9.68	37.54		$276,512
2022	(0.38)	1.31	1.37	(23.16)	46.19		$293,290
2021	(0.06)	1.18	1.33	30.46	135.80	(e)	$454,488
2020	0.10	1.33	1.34	4.42	20.39		$388,895

CLASS C SHARES
2024	(1.53)	2.34	2.97	25.90	32.79		$3,195
2023	(1.36)	2.34	2.59	8.61	37.54		$4,520
2022	(1.31)	2.22	2.34	(23.86)	46.19		$7,476
2021	(0.86)	2.00	2.15	29.40	135.80	(e)	$17,364
2020	(0.69)	2.12	2.12	3.59	20.39		$22,951

CLASS I SHARES
2024	(0.14)	0.95	1.08	27.69	32.79		$232,076
2023	0.01	0.95	1.08	10.13	37.54		$196,754
2022	0.02	0.91	1.09	(22.84)	46.19		$207,251
2021	0.26	0.86	1.08	30.88	135.80	(e)	$332,235
2020	0.44	0.99	1.09	4.77	20.39		$287,746

CLASS R3 SHARES
2024	(0.50)	1.31	1.88	27.22	32.79		$12,245
2023	(0.34)	1.31	1.93	9.74	37.54		$12,641
2022	(0.35)	1.27	1.87	(23.11)	46.19		$13,406
2021	(0.08)	1.22	1.81	30.41	135.80	(e)	$23,594
2020	0.09	1.35	1.73	4.40	20.39		$24,939

CLASS R4 SHARES
2024	(0.40)	1.21	2.16	27.36	32.79		$2,723
2023	(0.24)	1.21	2.30	9.83	37.54		$2,288
2022	(0.23)	1.17	2.04	(23.03)	46.19		$2,819
2021	0.01	1.12	1.78	30.54	135.80	(e)	$4,386
2020	0.17	1.25	1.74	4.50	20.39		$4,548

CLASS R5 SHARES
2024	(0.14)	0.95	1.87	27.68	32.79		$2,758
2023	0.03	0.95	1.75	10.13	37.54		$2,896
2022	— (g)	0.90	1.64	(22.83)	46.19		$6,106
2021	0.27	0.86	1.48	30.88	135.80	(e)	$14,710
2020	0.45	0.99	1.43	4.76	20.39		$14,156

Annual Financial Statements  |  97

Financial Highlights

Small/Mid Cap Growth Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE	NET ASSET	NET	NET REALIZED &		DIVIDENDS	DIVIDENDS	DIVIDENDS		NET ASSET
NOTED, PERIODS ARE	VALUE,	INVESTMENT	UNREALIZED	TOTAL FROM	FROM NET	FROM NET	FROM		VALUE,
FISCAL YEARS ENDED	BEGINNING	INCOME	GAIN (LOSS) ON	INVESTMENT	INVESTMENT	REALIZED	RETURN OF	TOTAL	END OF
SEPTEMBER 30,	OF YEAR	(LOSS)+	INVESTMENTS	OPERATIONS	INCOME	GAINS	CAPITAL	DIVIDENDS	YEAR

CLASS A SHARES(b)
2024	$24.28	(0.31)	6.26	5.95	—	—	—	—	$30.23
2023	$21.17	(0.28)	3.39	3.11	—	—	—	—	$24.28
2022	$51.77	(0.35)	(12.37)	(12.72)	—	(17.88)	—	(17.88)	$21.17
2021	$48.17	(0.51)	7.33	6.82	—	(3.22)	—	(3.22)	$51.77
2020	$39.37	(0.30)	12.72	12.42	—	(3.62)	—	(3.62)	$48.17

CLASS C SHARES
2024	$17.56	(0.40)	4.50	4.10	—	—	—	—	$21.66
2023	$15.45	(0.36)	2.47	2.11	—	—	—	—	$17.56
2022	$42.67	(0.48)	(8.86)	(9.34)	—	(17.88)	—	(17.88)	$15.45
2021	$40.53	(0.75)	6.11	5.36	—	(3.22)	—	(3.22)	$42.67
2020	$33.91	(0.51)	10.75	10.24	—	(3.62)	—	(3.62)	$40.53

CLASS I SHARES
2024	$28.04	(0.22)	7.26	7.04	—	—	—	—	$35.08
2023	$24.34	(0.20)	3.90	3.70	—	—	—	—	$28.04
2022	$56.75	(0.26)	(14.27)	(14.53)	—	(17.88)	—	(17.88)	$24.34
2021	$52.36	(0.38)	7.99	7.61	—	(3.22)	—	(3.22)	$56.75
2020	$42.35	(0.17)	13.80	13.63	—	(3.62)	—	(3.62)	$52.36

CLASS R3 SHARES
2024	$23.78	(0.32)	6.14	5.82	—	—	—	—	$29.60
2023	$20.75	(0.28)	3.31	3.03	—	—	—	—	$23.78
2022	$51.09	(0.36)	(12.10)	(12.46)	—	(17.88)	—	(17.88)	$20.75
2021	$47.67	(0.60)	7.24	6.64	—	(3.22)	—	(3.22)	$51.09
2020	$39.05	(0.36)	12.60	12.24	—	(3.62)	—	(3.62)	$47.67

CLASS R4 SHARES
2024	$24.37	(0.30)	6.29	5.99	—	—	—	—	$30.36
2023	$21.24	(0.27)	3.40	3.13	—	—	—	—	$24.37
2022	$51.86	(0.34)	(12.40)	(12.74)	—	(17.88)	—	(17.88)	$21.24
2021	$48.30	(0.55)	7.33	6.78	—	(3.22)	—	(3.22)	$51.86
2020	$39.49	(0.32)	12.75	12.43	—	(3.62)	—	(3.62)	$48.30

CLASS R5 SHARES
2024	$27.99	(0.21)	7.24	7.03	—	—	—	—	$35.02
2023	$24.30	(0.20)	3.89	3.69	—	—	—	—	$27.99
2022	$56.68	(0.26)	(14.24)	(14.50)	—	(17.88)	—	(17.88)	$24.30
2021	$52.30	(0.38)	7.98	7.60	—	(3.22)	—	(3.22)	$56.68
2020	$42.31	(0.16)	13.77	13.61	—	(3.62)	—	(3.62)	$52.30

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
(c)	The Fund modified its strategy in December 2020 and due to the change, the Fund experienced a higher portfolio turnover from higher purchases and sales.
+	Based on weighted average shares outstanding.

See notes to financial statements.

98  |  Annual Financial Statements

Financial Highlights, Continued

Small/Mid Cap Growth Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE							NET
NOTED, PERIODS ARE		EXPENSES, AFTER	EXPENSES,		PORTFOLIO		ASSETS
FISCAL YEARS ENDED	NET INVESTMENT	EXPENSE	BEFORE EXPENSE	TOTAL	TURNOVER		AT END OF YEAR
SEPTEMBER 30,	INCOME (LOSS) (%)	REDUCTIONS (%)	REDUCTIONS (%)	RETURN (%)(a)	RATE (%)(a)		(THOUSANDS)

CLASS A SHARES(b)
2024	(1.16)	1.42	1.42	24.51	32.58		$140,412
2023	(1.20)	1.42	1.42	14.69	45.46		$132,659
2022	(1.20)	1.33	1.40	(38.84)	57.56		$147,493
2021	(0.99)	1.16	1.31	14.69	161.43	(c)	$340,545
2020	(0.72)	1.33	1.33	34.37	43.82		$326,035

CLASS C SHARES
2024	(2.08)	2.34	3.12	23.35	32.58		$2,669
2023	(2.12)	2.34	2.72	13.66	45.46		$3,743
2022	(2.09)	2.21	2.40	(39.39)	57.56		$5,596
2021	(1.76)	1.94	2.09	13.80	161.43	(c)	$23,433
2020	(1.47)	2.09	2.09	33.38	43.82		$36,917

CLASS I SHARES
2024	(0.69)	0.95	1.08	25.11	32.58		$107,770
2023	(0.73)	0.95	1.09	15.20	45.46		$110,878
2022	(0.76)	0.90	1.10	(38.54)	57.56		$113,478
2021	(0.67)	0.84	1.04	15.04	161.43	(c)	$274,357
2020	(0.37)	0.99	1.06	34.84	43.82		$277,991

CLASS R3 SHARES
2024	(1.19)	1.46	1.88	24.47	32.58		$15,030
2023	(1.24)	1.46	1.93	14.60	45.46		$13,868
2022	(1.27)	1.41	1.92	(38.84)	57.56		$14,115
2021	(1.17)	1.35	1.79	14.45	161.43	(c)	$26,881
2020	(0.88)	1.50	1.71	34.17	43.82		$33,505

CLASS R4 SHARES
2024	(1.10)	1.36	3.49	24.58	32.58		$894
2023	(1.14)	1.36	3.29	14.74	45.46		$861
2022	(1.18)	1.31	2.97	(38.79)	57.56		$1,109
2021	(1.07)	1.25	2.17	14.56	161.43	(c)	$2,076
2020	(0.78)	1.40	2.00	34.28	43.82		$2,771

CLASS R5 SHARES
2024	(0.68)	0.95	1.34	25.12	32.58		$8,837
2023	(0.73)	0.95	1.55	15.19	45.46		$7,852
2022	(0.77)	0.90	1.52	(38.53)	57.56		$9,235
2021	(0.67)	0.84	1.31	15.04	161.43	(c)	$22,945
2020	(0.37)	0.99	1.26	34.83	43.82		$22,691

Annual Financial Statements  |  99

Financial Highlights

Income Builder Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE	NET ASSET	NET	NET REALIZED &		DIVIDENDS	DIVIDENDS	DIVIDENDS		NET ASSET
NOTED, PERIODS ARE	VALUE,	INVESTMENT	UNREALIZED	TOTAL FROM	FROM NET	FROM NET	FROM		VALUE,
FISCAL YEARS ENDED	BEGINNING	INCOME	GAIN (LOSS) ON	INVESTMENT	INVESTMENT	REALIZED	RETURN OF	TOTAL	END OF
SEPTEMBER 30,	OF PERIOD	(LOSS)+	INVESTMENTS	OPERATIONS	INCOME	GAINS	CAPITAL	DIVIDENDS	PERIOD

CLASS A SHARES(d)
2024	$22.33	1.04	4.42	5.46	(1.12)	—	—	(1.12)	$26.67
2023	$19.22	1.11	3.14	4.25	(1.14)	—	—	(1.14)	$22.33
2022	$22.96	1.18	(3.75)	(2.57)	(1.17)	—	—	(1.17)	$19.22
2021	$18.70	1.19	4.19	5.38	(1.12)	—	—	(1.12)	$22.96
2020	$21.72	0.86	(2.98)	(2.12)	(0.90)	—	—	(0.90)	$18.70

CLASS C SHARES
2024	$22.30	0.85	4.41	5.26	(0.94)	—	—	(0.94)	$26.62
2023	$19.19	0.94	3.15	4.09	(0.98)	—	—	(0.98)	$22.30
2022	$22.93	0.98	(3.72)	(2.74)	(1.00)	—	—	(1.00)	$19.19
2021	$18.68	1.00	4.19	5.19	(0.94)	—	—	(0.94)	$22.93
2020	$21.69	0.69	(2.95)	(2.26)	(0.75)	—	—	(0.75)	$18.68

CLASS I SHARES
2024	$22.50	1.11	4.45	5.56	(1.19)	—	—	(1.19)	$26.87
2023	$19.36	1.19	3.15	4.34	(1.20)	—	—	(1.20)	$22.50
2022	$23.13	1.25	(3.78)	(2.53)	(1.24)	—	—	(1.24)	$19.36
2021	$18.84	1.25	4.22	5.47	(1.18)	—	—	(1.18)	$23.13
2020	$21.88	0.89	(2.98)	(2.09)	(0.95)	—	—	(0.95)	$18.84

CLASS R3 SHARES
2024	$22.32	0.95	4.41	5.36	(1.03)	—	—	(1.03)	$26.65
2023	$19.21	1.02	3.15	4.17	(1.06)	—	—	(1.06)	$22.32
2022	$22.95	1.09	(3.74)	(2.65)	(1.09)	—	—	(1.09)	$19.21
2021	$18.70	1.10	4.18	5.28	(1.03)	—	—	(1.03)	$22.95
2020	$21.71	0.78	(2.96)	(2.18)	(0.83)	—	—	(0.83)	$18.70

CLASS R4 SHARES
2024	$22.35	0.99	4.41	5.40	(1.06)	—	—	(1.06)	$26.69
2023	$19.24	1.06	3.13	4.19	(1.08)	—	—	(1.08)	$22.35
2022	$22.98	1.12	(3.75)	(2.63)	(1.11)	—	—	(1.11)	$19.24
2021	$18.72	1.12	4.20	5.32	(1.06)	—	—	(1.06)	$22.98
2020	$21.74	0.77	(2.94)	(2.17)	(0.85)	—	—	(0.85)	$18.72

CLASS R5 SHARES
2024	$22.48	1.08	4.45	5.53	(1.16)	—	—	(1.16)	$26.85
2023	$19.35	1.09	3.22	4.31	(1.18)	—	—	(1.18)	$22.48
2022	$23.11	1.21	(3.76)	(2.55)	(1.21)	—	—	(1.21)	$19.35
2021	$18.83	1.22	4.21	5.43	(1.15)	—	—	(1.15)	$23.11
2020	$21.86	0.90	(3.00)	(2.10)	(0.93)	—	—	(0.93)	$18.83

CLASS R6 SHARES
2024	$22.43	1.14	4.43	5.57	(1.21)	—	—	(1.21)	$26.79
2023	$19.30	1.21	3.13	4.34	(1.21)	—	—	(1.21)	$22.43
2022	$23.06	1.27	(3.78)	(2.51)	(1.25)	—	—	(1.25)	$19.30
2021	$18.78	1.27	4.20	5.47	(1.19)	—	—	(1.19)	$23.06
2020	$21.81	0.92	(2.98)	(2.06)	(0.97)	—	—	(0.97)	$18.78

(a)	Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6
2024	4.24%	3.46%	4.49%	3.86%	4.02%	4.38%	4.62%
2023	5.05%	4.25%	5.34%	4.63%	4.81%	4.88%	5.45%
2022	4.71%	3.83%	4.96%	4.32%	4.44%	4.79%	5.14%
2021	5.07%	4.25%	5.28%	4.68%	4.77%	5.18%	5.40%

(b)	Net expenses include tax reclaim collection fees that are excluded from the expense limitation agreement. If such expenses and fees had not occurred, the Expenses After Expense Reductions ratios for 2024 would have been: Class A, 1.13%; Class C, 1.89%; Class I, 0.89%; Class R3, 1.50%; Class R4, 1.40%; Class R5, 0.99%; Class R6, 0.80% and 2021 would have been: Class A, 1.13%; Class C, 1.90%; Class I, 0.89%; Class R3, 1.50%; Class R4, 1.40%; Class R5, 0.99%; Class R6, 0.80%.
(c)	Not annualized for periods less than one year.
(d)	Sales loads are not reflected in computing total return.
(e)	The total return based on the NAV which reflects adjustments in accordance with U.S. GAAP is 28.55%.
(f)	The total return based on the NAV which reflects adjustments in accordance with U.S. GAAP is 29.02%.
+	Based on weighted average shares outstanding.

See notes to financial statements.

100  |  Annual Financial Statements

Financial Highlights, Continued

Income Builder Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE						NET
NOTED, PERIODS ARE		EXPENSES, AFTER	EXPENSES,		PORTFOLIO	ASSETS
FISCAL YEARS ENDED	NET INVESTMENT	EXPENSE	BEFORE EXPENSE	TOTAL	TURNOVER	AT END OF PERIOD
SEPTEMBER 30,	INCOME (LOSS) (%)(a)	REDUCTIONS (%)(b)	REDUCTIONS (%)	RETURN (%)(c)	RATE (%)(c)	(THOUSANDS)

CLASS A SHARES(d)
2024	4.25	1.13	1.13	24.85	24.81	$4,501,106
2023	5.07	1.13	1.13	22.29	26.28	$3,888,316
2022	5.14	1.14	1.14	(11.81)	25.31	$3,344,513
2021	5.32	1.26	1.26	28.90	18.99	$3,876,333
2020	4.27	1.15	1.15	(9.78)	47.60	$2,912,063

CLASS C SHARES
2024	3.48	1.89	1.89	23.88	24.81	$510,173
2023	4.26	1.86	1.86	21.46	26.28	$493,453
2022	4.26	1.89	1.89	(12.52)	25.31	$570,348
2021	4.49	2.03	2.03	27.93	18.99	$922,523
2020	3.40	1.88	1.88	(10.44)	47.60	$1,452,643

CLASS I SHARES
2024	4.50	0.89	0.89	25.12	24.81	$8,599,135
2023	5.35	0.88	0.88	22.61	26.28	$6,799,321
2022	5.40	0.89	0.89	(11.61)	25.31	$5,213,452
2021	5.54	1.02	1.02	29.18	18.99	$5,858,020
2020	4.40	0.91	0.91	(9.55)	47.60	$5,094,055

CLASS R3 SHARES
2024	3.88	1.50	1.69	24.37	24.81	$21,650
2023	4.65	1.50	1.63	21.87	26.28	$19,995
2022	4.76	1.50	1.63	(12.15)	25.31	$19,842
2021	4.93	1.63	1.71	28.39	18.99	$24,971
2020	3.86	1.49	1.49	(10.06)	47.60	$24,343

CLASS R4 SHARES
2024	4.04	1.40	1.57	24.51	24.81	$12,741
2023	4.82	1.40	1.44	21.96	26.28	$10,181
2022	4.87	1.40	1.50	(12.08)	25.31	$10,181
2021	5.02	1.53	1.59	28.60 (e)	18.99	$12,751
2020	3.79	1.40	1.51	(10.01)	47.60	$13,044

CLASS R5 SHARES
2024	4.39	0.99	1.25	25.01	24.81	$19,236
2023	4.91	0.99	1.16	22.44	26.28	$18,323
2022	5.21	0.99	1.12	(11.71)	25.31	$29,318
2021	5.43	1.12	1.22	29.07 (f)	18.99	$38,749
2020	4.44	0.99	1.05	(9.58)	47.60	$45,308

CLASS R6 SHARES
2024	4.64	0.80	0.83	25.23	24.81	$267,983
2023	5.47	0.80	0.83	22.70	26.28	$199,924
2022	5.55	0.80	0.85	(11.54)	25.31	$133,706
2021	5.66	0.93	0.97	29.32	18.99	$113,387
2020	4.58	0.80	0.84	(9.44)	47.60	$86,889

Annual Financial Statements  |  101

Financial Highlights

Summit Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE	NET ASSET	NET	NET REALIZED &		DIVIDENDS	DIVIDENDS	DIVIDENDS		NET ASSET
NOTED, PERIODS ARE	VALUE,	INVESTMENT	UNREALIZED	TOTAL FROM	FROM NET	FROM NET	FROM		VALUE,
FISCAL YEARS ENDED	BEGINNING	INCOME	GAIN (LOSS) ON	INVESTMENT	INVESTMENT	REALIZED	RETURN OF	TOTAL	END OF
SEPTEMBER 30,	OF YEAR	(LOSS)+	INVESTMENTS	OPERATIONS	INCOME	GAINS	CAPITAL	DIVIDENDS	YEAR

CLASS A SHARES(e)(f)
2024	$11.30	0.27	2.18	2.45	(0.29)	—	—	(0.29)	$13.46
2023	$10.31	0.29	0.99	1.28	(0.29)	—	—	(0.29)	$11.30
2022	$12.06	0.18	(1.74)	(1.56)	(0.19)	—	—	(0.19)	$10.31

CLASS I SHARES
2024	$11.30	0.30	2.19	2.49	(0.32)	—	—	(0.32)	$13.47
2023	$10.31	0.30	1.01	1.31	(0.32)	—	—	(0.32)	$11.30
2022	$14.25	0.28	(1.81)	(1.53)	(0.24)	(2.17)	—	(2.41)	$10.31
2021	$12.18	0.16	2.71	2.87	(0.22)	(0.58)	—	(0.80)	$14.25
2020	$10.47	0.09	1.80	1.89	(0.13)	(0.05)	—	(0.18)	$12.18

(a)	Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class I
2024	2.17%	2.42%
2023	2.57%	2.61%

(b)	The Fund incurs certain expenses and fees in connection with investments in short positions. If such expenses and fees had not occurred, the Expenses After Expense Reductions ratios for 2021 and 2020 Class I would have been 0.99% and 0.99% respectively.
(c)	The Fund incurs certain expenses and fees in connection with investments in short positions. If such expenses and fees had not occurred, the Expenses Before Expense Reductions ratios for 2021 and 2020 Class I would have been 1.19% and 1.31% respectively.
(d)	Not annualized for periods less than one year.
(e)	Effective date of this class of shares was January 26, 2022.
(f)	Sales loads are not reflected in computing total return.
(g)	Annualized.
(h)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
+	Based on weighted average shares outstanding.

See notes to financial statements.

102  |  Annual Financial Statements

Financial Highlights, Continued

Summit Fund

	RATIOS TO AVERAGE NET ASSETS				SUPPLEMENTAL DATA
UNLESS OTHERWISE							NET
NOTED, PERIODS ARE		EXPENSES, AFTER	EXPENSES,			PORTFOLIO	ASSETS
FISCAL YEARS ENDED	NET INVESTMENT	EXPENSE	BEFORE EXPENSE		TOTAL	TURNOVER	AT END OF YEAR
SEPTEMBER 30,	INCOME (LOSS) (%)(a)	REDUCTIONS (%)(b)	REDUCTIONS (%)(c)		RETURN (%)(d)	RATE (%)(d)	(THOUSANDS)

CLASS A SHARES(e)(f)
2024	2.19	0.94	1.79		21.88	66.54	$13,639
2023	2.58	0.94	2.03		12.39	80.17	$5,978
2022	2.40 (g)	0.99 (g)	9.32	(g)(h)	(13.02)	128.69	$507

CLASS I SHARES
2024	2.44	0.69	1.15		22.26	66.54	$98,708
2023	2.63	0.69	1.20		12.66	80.17	$74,869
2022	2.38	0.88	1.22		(13.36)	128.69	$56,036
2021	1.20	1.01	1.21		24.63	155.26	$62,466
2020	0.81	1.09	1.41		18.45	139.88	$45,886

Annual Financial Statements  |  103

Report of Independent Registered Public Accounting Firm

Thornburg Equity Funds

To the Board of Trustees of Thornburg Investment Trust and Shareholders of Thornburg Global Opportunities Fund, Thornburg International Equity Fund, Thornburg Better World International Fund, Thornburg International Growth Fund, Thornburg Developing World Fund, Thornburg Small/Mid Cap Core Fund, Thornburg Small/Mid Cap Growth Fund, Thornburg Investment Income Builder Fund and Thornburg Summit Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Thornburg Global Opportunities Fund, Thornburg International Equity Fund, Thornburg Better World International Fund, Thornburg International Growth Fund, Thornburg Developing World Fund, Thornburg Small/Mid Cap Core Fund, Thornburg Small/Mid Cap Growth Fund, Thornburg Investment Income Builder Fund and Thornburg Summit Fund (nine of the funds constituting Thornburg Investment Trust, hereafter collectively referred to as the "Funds") as of September 30, 2024, the related statements of operations for the year ended September 30, 2024, the statements of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the " financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

November 14, 2024

We have served as the auditor of one or more investment companies in Thornburg Investment Trust since 1999.

104  |  Annual Financial Statements

Tax Information

September 30, 2024

For the tax year ended September 30, 2024, taxable ordinary income dividends and long term capital gain dividends paid by the Funds for federal income tax purposes are as follows:

	TAXABLE ORDINARY	LONG TERM CAPITAL GAIN
Global Opportunities Fund	$ 27,584,800	$34,727,747
International Equity Fund	48,696,097	21,081,092
Better World International Fund	8,565,346	—
International Growth Fund	4,803,282	4,236,679
Developing World Fund	18,863,056	—
Income Builder Fund	594,974,096	11,073,798
Summit Fund	2,565,517	—

Certain funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

For the tax year ended September 30, 2024, the dividend ratio (or the maximum allowed) paid from tax basis net ordinary income as qualifying for the reduced rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003 and the ordinary income distributions ratio (or the maximum allowed) paid as qualified for the corporate dividend received deduction are as follows:

	QUALIFIED DIVIDEND INCOME	DIVIDENDS RECEIVED DEDUCTION
Global Opportunities Fund	99.20%	16.92%
International Equity Fund	100.00	1.10
Better World International Fund	100.00	8.62
International Growth Fund	100.00	5.61
Developing World Fund	51.02	1.35
Income Builder Fund	94.07	19.72
Summit Fund	30.18	13.55

For the year ended September 30, 2024, foreign source income and foreign tax credit to be passed through to shareholders are as follows:

	FOREIGN SOURCE INCOME	FOREIGN TAX CREDIT
Global Opportunities Fund	$24,282,362	$2,732,186
Better World International Fund	10,365,626	659,186
International Growth Fund	12,734,269	1,975,139
Developing World Fund	17,814,318	11,556,647
Income Builder Fund	462,666,615	32,963,809

The information and the distributions reported herein may differ from information and distributions reported to the shareholders for the calendar year ending December 31, 2024. Complete information will be reported in conjunction with your 2024 Form 1099.

Annual Financial Statements  |  105

Schedule of Investments

Thornburg Ultra Short Income Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

	U.S. TREASURY SECURITIES — 8.3%
	U.S. Treasury Bills,
	5.26% due 2/20/2025	$3,000,000	$2,948,540
	5.372% due 10/10/2024	3,000,000	2,996,514
	5.376% due 10/31/2024	3,000,000	2,988,304
	5.382% due 11/21/2024	3,000,000	2,980,346
	U.S. Treasury Notes,
	0.75% due 4/30/2026	1,500,000	1,431,445
	2.875% due 7/31/2025	2,500,000	2,475,879
	4.00% due 2/15/2026	1,000,000	1,002,617
	4.25% due 5/31/2025	3,000,000	3,000,469
	5.00% due 8/31/2025	2,000,000	2,016,562
	TOTAL U.S. TREASURY SECURITIES (Cost $21,729,156)		21,840,676

	U.S. GOVERNMENT AGENCIES — 0.0%
[a,b]	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States), 5.913% (TSFR3M + 0.61%) due 4/15/2025	7,500	7,406
	Small Business Administration Participation Certificates,
	Series 2005-20K Class 1, 5.36% due 11/1/2025	2,016	2,020
	Series 2009-20E Class 1, 4.43% due 5/1/2029	11,991	11,998
	TOTAL U.S. GOVERNMENT AGENCIES (Cost $21,584)		21,424

	MORTGAGE BACKED — 1.4%
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2019-1 Class A1, 3.805% due 1/25/2049	15,575	15,077
[a,c]	Series 2019-3 Class A1, 2.962% due 10/25/2048	15,824	14,951
[c]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1C, 3.50% due 3/25/2058	1,515	1,507
[a,c]	COLT Mortgage Pass-Through Certificates, Whole Loan Securities Trust CMO, Series 2021-1R Class A1, 0.857% due 5/25/2065	210,086	178,774
[a,c]	CSMC Trust, CMBS, Series 2021-BPNY Class A, 8.926% (TSFR1M + 3.83%) due 8/15/2026	288,679	254,870
[a,c]	CSMC Trust, Whole Loan Securities Trust CMO, Series 2020-NQM1 Class A1, 2.208% due 5/25/2065	70,952	66,115
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[a]	Series 2017-3 Class HA, 3.25% due 7/25/2056	24,463	23,272
[a]	Series 2018-1 Class HA, 3.00% due 5/25/2057	17,594	16,571
[a]	Series 2018-2 Class HA, 3.00% due 11/25/2057	65,417	62,055
	Federal National Mtg Assoc., UMBS Collateral, Pool MA3557, 4.00% due 1/1/2029	20,021	19,938
[a,c]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	9,099	8,453
	GCAT Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-CM1 Class A, 2.469% due 4/25/2065	166,730	159,098
[a,c]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	116,431	106,882
[a,b,c]	Greystone Commercial Real Estate Notes Ltd., CMBS, Series 2021-FL3 Class A, 6.231% (TSFR1M + 1.13%) due 7/15/2039	94,746	94,391
[c]	Houston Galleria Mall Trust, CMBS, Series 2015-HGLR Class A1A2, 3.087% due 3/5/2037	750,000	740,537
[a,c]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	48,530	47,693
[a,c]	MFA Trust, Whole Loan Securities Trust CMO, Series 2022-CHM1 Class A1, 3.875% due 9/25/2056	469,512	458,860
[a,c]	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2017-5A Class A1, 6.469% (TSFR1M + 1.61%) due 6/25/2057	11,944	12,097
[a,c]	Redwood Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 7.745% due 12/25/2054	629,733	632,358
[a,c]	Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A1, 1.654% due 5/25/2060	47,639	47,209
[a,c]	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class A1, 2.703% due 9/25/2059	199,254	197,025
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2018-2 Class A1, 3.25% due 3/25/2058	14,702	14,398
[a,c]	Series 2018-6 Class A1A, 3.75% due 3/25/2058	495,360	489,157
[a,c]	Verus Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-INV3 Class A1B, 3.192% due 11/25/2059	164,660	161,941
	TOTAL MORTGAGE BACKED (Cost $3,921,051)		3,823,229

	ASSET BACKED SECURITIES — 30.6%

	AUTO RECEIVABLES — 17.5%
[c]	ACM Auto Trust, Series 2023-2A Class A, 7.97% due 6/20/2030	1,440,653	1,450,059
[c]	American Credit Acceptance Receivables Trust, Series 2022-1 Class D, 2.46% due 3/13/2028	2,603,258	2,575,350
	Arivo Acceptance Auto Loan Receivables Trust,
[c]	Series 2022-1A Class A, 3.93% due 5/15/2028	432,248	429,178
[c]	Series 2024-1A Class A, 6.46% due 4/17/2028	1,524,537	1,536,953

106 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Ultra Short Income Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

[c]	Avid Automobile Receivables Trust, Series 2021-1 Class D, 1.99% due 4/17/2028	$1,826,011	$1,810,601
[c]	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A Class A, 2.33% due 8/20/2026	1,500,000	1,474,996
	BOF URSA VI Funding Trust I,
[c]	Series 2023-CAR1 Class B, 6.029% due 10/27/2031	145,601	146,881
[c]	Series 2023-CAR2 Class B, 6.029% due 10/27/2031	412,219	415,035
[c]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	713,610	725,798
	CarMax Auto Owner Trust, Series 2021-3 Class A3, 0.55% due 6/15/2026	1,146,302	1,129,981
[c]	CarNow Auto Receivables Trust, Series 2021-2A Class D, 2.25% due 3/15/2027	877,049	870,473
	Carvana Auto Receivables Trust,
	Series 2021-P1 Class A4, 0.86% due 1/11/2027	431,162	424,713
[c]	Series 2022-N1 Class A1, 2.31% due 12/11/2028	49,458	49,370
[c]	Series 2023-N1 Class A, 6.36% due 4/12/2027	197,355	197,998
[c]	Series 2023-N3 Class A, 6.41% due 9/10/2027	311,758	313,692
[c]	Series 2023-N4 Class A, 6.42% due 1/10/2028	1,086,541	1,095,074
	CPS Auto Receivables Trust,
[c]	Series 2020-B Class E, 7.38% due 6/15/2027	869,994	870,573
[c]	Series 2021-B Class D, 1.52% due 3/15/2027	720,675	715,654
	Drive Auto Receivables Trust, Series 2021-3 Class C, 1.47% due 1/15/2027	767,443	763,428
[c]	DT Auto Owner Trust, Series 2022-3A Class A, 6.05% due 10/15/2026	1,110	1,110
	Enterprise Fleet Financing LLC,
[c]	Series 2021-3 Class A2, 0.77% due 8/20/2027	174,276	172,949
[c]	Series 2022-2 Class A2, 4.65% due 5/21/2029	524,876	524,111
	Exeter Automobile Receivables Trust,
	Series 2021-1A Class D, 1.08% due 11/16/2026	701,453	690,867
	Series 2021-3A Class C, 0.96% due 10/15/2026	145,734	145,103
	Series 2023-4A Class A3, 6.06% due 9/15/2026	1,244,146	1,245,560
	FHF Trust,
[c]	Series 2021-1A Class A, 1.27% due 3/15/2027	10,238	10,108
[c]	Series 2021-2A Class A, 0.83% due 12/15/2026	19,742	19,492
[c]	Series 2022-2A Class A, 6.14% due 12/15/2027	482,858	484,928
[c]	First Investors Auto Owner Trust, Series 2021-2A Class A, 0.48% due 3/15/2027	11,324	11,301
	Flagship Credit Auto Trust,
[c]	Series 2019-4 Class D, 3.12% due 1/15/2026	146,386	145,767
[c]	Series 2020-1 Class D, 2.48% due 3/16/2026	707,037	701,741
[c]	Series 2021-4 Class B, 1.49% due 2/15/2027	1,220,212	1,208,076
[c]	Series 2022-1 Class A, 1.79% due 10/15/2026	145,337	144,812
	GLS Auto Receivables Issuer Trust,
[c]	Series 2021-1A Class D, 1.68% due 1/15/2027	493,402	486,865
[c]	Series 2021-4A Class C, 1.94% due 10/15/2027	1,072,795	1,062,702
[c]	Series 2024-3A Class A2, 5.35% due 8/16/2027	750,000	752,341
[c]	Hertz Vehicle Financing LLC, Series 2021-1A Class A, 1.21% due 12/26/2025	1,000,000	994,085
[a,c]	Kinetic Advantage Master Owner Trust, Series 2024-1A Class A, 7.992% (SOFR30A + 2.65%) due 11/15/2027	1,350,000	1,354,434
	Lendbuzz Securitization Trust,
[c]	Series 2021-1A Class A, 1.46% due 6/15/2026	49,869	49,052
[c]	Series 2022-1A Class A, 4.22% due 5/17/2027	322,192	319,553
[c]	Series 2024-3A Class A2, 4.97% due 10/15/2029	1,000,000	999,691
	Lobel Automobile Receivables Trust,
[c]	Series 2023-1 Class A, 6.97% due 7/15/2026	248,729	249,174
[c]	Series 2023-2 Class A, 7.59% due 4/16/2029	311,742	315,239
	Octane Receivables Trust,
[c]	Series 2022-1A Class A2, 4.18% due 3/20/2028	790,834	788,789
[c]	Series 2022-2A Class A, 5.11% due 2/22/2028	193,711	193,721
[c]	Series 2023-3A Class A2, 6.44% due 3/20/2029	1,157,455	1,173,410
[c]	OneMain Direct Auto Receivables Trust, Series 2021-1A Class A, 0.87% due 7/14/2028	1,437,823	1,409,317
[b,c]	Oscar U.S. Funding XV LLC, Series 2023-1A Class A2, 6.07% due 9/10/2026	663,010	665,845
[c]	Prestige Auto Receivables Trust, Series 2022-1A Class B, 6.55% due 7/17/2028	1,340,913	1,344,720
	Research-Driven Pagaya Motor Asset Trust,
[c]	Series 2023-3A Class A, 7.13% due 1/26/2032	956,557	967,432
[c]	Series 2023-4A Class A, 7.54% due 3/25/2032	1,225,822	1,245,518
[c]	Research-Driven Pagaya Motor Trust, Series 2024-1A Class A, 7.09% due 6/25/2032	223,031	225,484
[c]	SAFCO Auto Receivables Trust, Series 2024-1A Class A, 6.51% due 3/20/2028	660,332	665,625
[c]	Santander Consumer Auto Receivables Trust, Series 2021-AA Class A4, 0.48% due 6/15/2026	364,408	363,183

See notes to financial statements.	Annual Financial Statements | 107

Schedule of Investments, Continued

Thornburg Ultra Short Income Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

	Santander Drive Auto Receivables Trust,
	Series 2020-4 Class D, 1.48% due 1/15/2027	$152,443	$151,466
	Series 2022-1 Class C, 2.56% due 4/17/2028	507,688	504,823
	Series 2024-4 Class A2, 5.41% due 7/15/2027	1,400,000	1,404,874
	Tricolor Auto Securitization Trust,
[c]	Series 2021-1A Class F, 5.08% due 5/15/2028	969,710	968,086
[c]	Series 2024-2A Class A, 6.36% due 12/15/2027	1,210,631	1,219,987
[c]	United Auto Credit Securitization Trust, Series 2024-1 Class A, 6.17% due 8/10/2026	731,909	733,714
[c]	Veros Auto Receivables Trust, Series 2024-1 Class A, 6.28% due 11/15/2027	759,796	765,214
	Westlake Automobile Receivables Trust,
[c]	Series 2021-2A Class C, 0.89% due 7/15/2026	116,623	116,400
[c]	Series 2021-2A Class D, 1.23% due 12/15/2026	1,344,000	1,321,957
[c]	Series 2021-3A Class C, 1.58% due 1/15/2027	882,019	876,199
			46,190,632
	CREDIT CARD — 0.5%
[c]	Mercury Financial Credit Card Master Trust, Series 2023-1A Class A, 8.04% due 9/20/2027	700,000	703,385
[c]	Mission Lane Credit Card Master Trust, Series 2023-B Class A, 7.69% due 11/15/2028	500,000	507,325
			1,210,710
	OTHER ASSET BACKED — 11.8%
[c]	Affirm Asset Securitization Trust, Series 2021-Z2 Class A, 1.17% due 11/16/2026	65,067	64,310
[c]	AMCR ABS Trust, Series 2023-1A Class A, 7.66% due 1/21/2031	488,329	490,616
[c]	Aqua Finance Trust, Series 2020-AA Class A, 1.90% due 7/17/2046	409,164	372,681
[c]	Auxilior Term Funding LLC, Series 2024-1A Class A2, 5.84% due 3/15/2027	1,500,000	1,516,891
	BHG Securitization Trust,
[c]	Series 2021-B Class A, 0.90% due 10/17/2034	18,480	18,300
[c]	Series 2022-C Class A, 5.32% due 10/17/2035	1,372,924	1,372,323
[c]	CCG Receivables Trust, Series 2022-1 Class A2, 3.91% due 7/16/2029	246,075	244,941
[c]	CFMT Issuer Trust, Series 2021-GRN1 Class A, 1.10% due 3/20/2041	1,080,451	1,053,955
[c]	ClickLease Equipment Receivables Trust, Series 2024-1 Class A, 6.86% due 2/15/2030	482,283	484,384
[c]	Crossroads Asset Trust, Series 2022-A Class A, 6.35% due 4/21/2031	487,915	490,829
	Dext ABS LLC,
[c]	Series 2021-1 Class A, 1.12% due 2/15/2028	37,671	37,610
[c]	Series 2023-2 Class A2, 6.56% due 5/15/2034	447,053	452,738
	Foundation Finance Trust,
[c]	Series 2019-1A Class B, 4.22% due 11/15/2034	2,039,074	2,021,227
[c]	Series 2020-1A Class A, 3.54% due 7/16/2040	107,673	106,347
[a,c]	Gracie Point International Funding LLC, Series 2023-2A Class A, 7.619% (SOFR90A + 2.25%) due 3/1/2027	398,700	399,702
	GreenSky Home Improvement Trust,
[c]	Series 2024-1 Class A1, 5.85% due 6/25/2025	76,861	76,889
[c]	Series 2024-1 Class A2, 5.88% due 6/25/2059	1,000,000	1,006,625
[c]	Hilton Grand Vacations Trust, Series 2019-AA Class A, 2.34% due 7/25/2033	26,455	25,822
[c]	Kubota Credit Owner Trust, Series 2021-1A Class A3, 0.62% due 8/15/2025	4,305	4,297
	LendingPoint Asset Securitization Trust,
[c]	Series 2022-B Class A, 4.77% due 10/15/2029	21,813	21,767
[c]	Series 2022-C Class A, 6.56% due 2/15/2030	33,210	33,220
	LendingPoint Pass-Through Trust,
[c]	Series 2022-ST1 Class A, 2.50% due 3/15/2028	69,072	67,248
[c]	Series 2022-ST2 Class A, 3.25% due 4/15/2028	67,629	66,826
[c]	Series 2022-ST3 Class A, 4.00% due 5/15/2028	98,708	97,882
	Marlette Funding Trust,
[c]	Series 2023-2A Class A, 6.04% due 6/15/2033	63,554	63,562
[c]	Series 2024-1A Class A, 5.95% due 7/17/2034	716,207	719,250
[c]	MMAF Equipment Finance LLC, Series 2020-BA Class A3, 0.49% due 8/14/2025	27,267	27,086
[c]	Mosaic Solar Loan Trust, Series 2018-1A Class C, Zero Coupon due 6/22/2043	49,809	47,500
[c]	NetCredit Combined Receivables LLC, Series 2024-A Class A, 7.43% due 10/21/2030	1,076,216	1,083,930
[c]	NMEF Funding LLC, Series 2022-A Class A2, 2.58% due 10/16/2028	54,839	54,780
[c]	OneMain Financial Issuance Trust, Series 2018-2A Class C, 4.04% due 3/14/2033	2,650,000	2,636,250
[c]	Oportun Funding XIV LLC, Series 2021-A Class A, 1.21% due 3/8/2028	321,726	314,644
	Oportun Issuance Trust,
[c]	Series 2021-B Class A, 1.47% due 5/8/2031	634,245	609,712
[c]	Series 2021-C Class A, 2.18% due 10/8/2031	1,500,000	1,455,317
[c]	Pagaya AI Debt Selection Trust, Series 2021-HG1 Class A, 1.22% due 1/16/2029	199,101	195,889

108 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Ultra Short Income Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

	Pagaya AI Debt Trust,
[c]	Series 2023-1 Class A, 7.556% due 7/15/2030	$87,895	$88,113
[a,c]	Series 2023-5 Class AB, 7.421% due 4/15/2031	700,700	704,064
[c]	Series 2024-1 Class A, 6.66% due 7/15/2031	383,313	388,717
[c]	Pawnee Equipment Receivables LLC, Series 2021-1 Class A2, 1.10% due 7/15/2027	235,368	234,547
	Prosper Marketplace Issuance Trust,
[c]	Series 2023-1A Class A, 7.06% due 7/16/2029	865,239	868,156
[c]	Series 2024-1A Class A, 6.12% due 8/15/2029	968,111	971,075
[c]	Reach ABS Trust, Series 2024-2A Class A, 5.88% due 7/15/2031	1,111,991	1,118,884
[c]	Reach Financial LLC, Series 2023-1A Class A, 7.05% due 2/18/2031	822,043	825,309
[c]	Republic Finance Issuance Trust, Series 2021-A Class A, 2.30% due 12/22/2031	1,500,000	1,468,272
[a,c]	SBA Tower Trust, Series 2014-2A Class C, 3.869% due 10/15/2049	1,548,000	1,546,930
[c]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	1,193,473	1,150,926
[c]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	216,300	202,390
[c]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	1,660,000	1,603,162
[c]	Theorem Funding Trust, Series 2022-3A Class A, 7.60% due 4/15/2029	216,207	217,878
	Upstart Pass-Through Trust,
[c]	Series 2020-ST6 Class A, 3.00% due 1/20/2027	231,715	228,822
[c]	Series 2021-ST4 Class A, 2.00% due 7/20/2027	129,328	126,404
[c]	Series 2021-ST8 Class A, 1.75% due 10/20/2029	18,297	18,255
	Upstart Securitization Trust,
[c]	Series 2020-3 Class C, 6.25% due 11/20/2030	118,032	118,038
[c]	Series 2023-1 Class A, 6.59% due 2/20/2033	863,950	864,774
[c]	Series 2023-3 Class A, 6.90% due 10/20/2033	243,480	246,203
[c]	Upstart Structured Pass-Through Trust, Series 2022-1A Class A, 3.40% due 4/15/2030	564,426	557,579
			31,283,848
	STUDENT LOAN — 0.8%
	Laurel Road Prime Student Loan Trust,
[c]	Series 2017-B Class BFX, 3.02% due 8/25/2042	398,870	393,329
[c]	Series 2019-A Class A2FX, 2.73% due 10/25/2048	128,267	127,324
[a]	National Collegiate Student Loan Trust, Series 2006-4 Class A4, 5.279% (TSFR1M + 0.42%) due 5/25/2032	155,357	150,975
[a,c]	Navient Private Education Loan Trust, Series 2018-BA Class A2B, 5.931% (TSFR1M + 0.83%) due 12/15/2059	23,709	23,650
[a,c]	Navient Student Loan Trust, Series 2019-BA Class A2B, 6.191% (TSFR1M + 1.09%) due 12/15/2059	211,617	210,848
	Nelnet Student Loan Trust,
[a,c]	Series 2012-2A Class A, 6.195% (SOFR30A + 0.91%) due 12/26/2033	47,445	47,268
[a,c]	Series 2015-3A Class A2, 5.995% (SOFR30A + 0.71%) due 2/27/2051	13,584	13,541
[a,c]	Series 2021-DA Class AFL, 5.765% (TSFR1M + 0.80%) due 4/20/2062	108,997	106,438
[a,b,c]	Prodigy Finance DAC, Series 2021-1A Class A, 6.219% (TSFR1M + 1.36%) due 7/25/2051	45,616	44,723
	SLM Student Loan Trust,
[a]	Series 2013-4 Class A, 5.945% (SOFR30A + 0.66%) due 6/25/2043	16,481	16,146
[a]	Series 2013-6 Class A3, 6.045% (SOFR30A + 0.76%) due 6/26/2028	106,447	105,617
	SMB Private Education Loan Trust,
[a,c]	Series 2016-A Class A2B, 6.711% (TSFR1M + 1.61%) due 5/15/2031	14,804	14,809
[a,c]	Series 2016-B Class A2B, 6.661% (TSFR1M + 1.56%) due 2/17/2032	58,678	58,747
[a,c]	Series 2017-A Class A2B, 6.111% (TSFR1M + 1.01%) due 9/15/2034	84,479	84,399
[a,c]	Series 2017-B Class A2B, 5.961% (TSFR1M + 0.86%) due 10/15/2035	217,409	216,492
[a,c]	Series 2018-B Class A2B, 5.931% (TSFR1M + 0.83%) due 1/15/2037	329,280	327,150
[a,c]	Series 2018-C Class A2B, 5.961% (TSFR1M + 0.86%) due 11/15/2035	80,676	80,178
[a,c]	Towd Point Asset Trust, Series 2021-SL1 Class A2, 5.775% (TSFR1M + 0.81%) due 11/20/2061	86,092	85,808
			2,107,442
	TOTAL ASSET BACKED SECURITIES (Cost $80,494,194)		80,792,632

	CORPORATE BONDS — 52.0%

	AUTOMOBILES & COMPONENTS — 0.8%
	Automobiles — 0.8%
	Hyundai Capital America,
[c]	5.45% due 6/24/2026	500,000	508,310
[c]	5.80% due 6/26/2025	500,000	503,610
[c]	Mercedes-Benz Finance North America LLC, 5.50% due 11/27/2024	1,000,000	1,000,030
			2,011,950

See notes to financial statements.	Annual Financial Statements | 109

Schedule of Investments, Continued

Thornburg Ultra Short Income Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

	BANKS — 0.7%
	Banks — 0.7%
[c]	National Securities Clearing Corp., 5.15% due 5/30/2025	$2,000,000	$2,007,920
			2,007,920
	CAPITAL GOODS — 2.6%
	Aerospace & Defense — 0.7%
	RTX Corp., 3.95% due 8/16/2025	1,750,000	1,740,760
	Industrial Conglomerates — 0.5%
	Lennox International, Inc., 1.35% due 8/1/2025	1,500,000	1,457,940
	Machinery — 1.4%
[c]	ITT, Inc., 5.058% due 10/7/2024	2,500,000	2,497,925
	Regal Rexnord Corp., 6.05% due 2/15/2026	1,250,000	1,271,175
			6,967,800
	COMMERCIAL & PROFESSIONAL SERVICES — 1.7%
	Commercial Services & Supplies — 1.7%
	Equifax, Inc., 2.60% due 12/1/2024	2,400,000	2,387,640
	Quanta Services, Inc., 0.95% due 10/1/2024	2,050,000	2,050,000
			4,437,640
	CONSUMER DURABLES & APPAREL — 1.2%
	Household Durables — 1.2%
	Harman International Industries, Inc., 4.15% due 5/15/2025	2,000,000	1,988,320
	Leggett & Platt, Inc., 3.80% due 11/15/2024	1,250,000	1,247,137
			3,235,457
	CONSUMER SERVICES — 0.6%
	Hotels, Restaurants & Leisure — 0.6%
	Warnermedia Holdings, Inc., 6.412% due 3/15/2026	1,500,000	1,500,150
			1,500,150
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.4%
	Consumer Staples Distribution & Retail — 0.4%
	Kroger Co., 4.70% due 8/15/2026	1,000,000	1,007,170
			1,007,170
	ENERGY — 4.8%
	Gas Utilities — 0.3%
	Eastern Energy Gas Holdings LLC, 3.60% due 12/15/2024	1,000,000	997,000
	Oil, Gas & Consumable Fuels — 4.5%
	Columbia Pipeline Group, Inc., 4.50% due 6/1/2025	1,500,000	1,495,845
	Energy Transfer LP, 5.75% due 4/1/2025	1,635,000	1,635,425
[c]	Florida Gas Transmission Co. LLC, 4.35% due 7/15/2025	1,859,000	1,848,013
[c]	Gray Oak Pipeline LLC, 2.60% due 10/15/2025	821,000	800,574
[c]	Gulfstream Natural Gas System LLC, 6.19% due 11/1/2025	750,000	760,920
	Kinder Morgan, Inc., 4.30% due 6/1/2025	1,455,000	1,448,729
	NuStar Logistics LP, 6.00% due 6/1/2026	1,000,000	1,006,680
	ONEOK Partners LP, 4.90% due 3/15/2025	1,600,000	1,597,856
	TC PipeLines LP, 4.375% due 3/13/2025	1,250,000	1,245,000
			12,836,042
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.8%
	Diversified REITs — 1.2%
	American Tower Corp., 2.40% due 3/15/2025	1,000,000	987,880
	Crown Castle, Inc., 1.35% due 7/15/2025	1,218,000	1,186,527
[c]	SBA Tower Trust, 2.836% due 1/15/2050	1,000,000	992,818
	Retail REITs — 0.6%
	Brixmor Operating Partnership LP, 3.85% due 2/1/2025	1,500,000	1,491,780
			4,659,005

110 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Ultra Short Income Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

	FINANCIAL SERVICES — 3.2%
	Capital Markets — 2.4%
	Ares Capital Corp., 3.25% due 7/15/2025	$1,000,000	$984,140
[c]	Ares Finance Co. LLC, 4.00% due 10/8/2024	705,000	704,267
[c]	Blue Owl Technology Finance Corp., 4.75% due 12/15/2025	1,250,000	1,231,537
[c]	GTP Acquisition Partners I LLC, Series 2015-2 Class A, 3.482% due 6/15/2050	1,500,000	1,484,055
	Sixth Street Specialty Lending, Inc., 3.875% due 11/1/2024	2,000,000	1,995,660
	Financial Services — 0.8%
[c]	Antares Holdings LP, 8.50% due 5/18/2025	750,000	756,353
[a]	Citigroup, Inc., 5.833% (SOFR + 0.69%) due 10/30/2024	1,250,000	1,250,112
			8,406,124
	FOOD, BEVERAGE & TOBACCO — 0.8%
	Beverages — 0.8%
	Constellation Brands, Inc., 5.00% due 2/2/2026	700,000	699,727
	Huntington Ingalls Industries, Inc., 3.844% due 5/1/2025	1,500,000	1,490,115
			2,189,842
	HEALTH CARE EQUIPMENT & SERVICES — 2.2%
	Health Care Equipment & Supplies — 1.1%
[a]	Baxter International, Inc., 5.436% (SOFRINDX + 0.44%) due 11/29/2024	1,000,000	998,620
[c]	Dentsply Sirona, Inc., 5.456% due 10/28/2024	2,000,000	1,991,975
	Health Care Providers & Services — 1.1%
[c]	Blue Cross & Blue Shield of Minnesota, 3.79% due 5/1/2025	1,420,000	1,404,806
	Humana, Inc., 5.70% due 3/13/2026	1,500,000	1,500,375
			5,895,776
	INDUSTRIALS — 0.4%
	Transportation Infrastructure — 0.4%
[c]	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.70% due 11/1/2024	1,000,000	997,720
			997,720
	INSURANCE — 5.2%
	Insurance — 5.2%
[c]	Equitable Financial Life Global Funding, 1.30% due 7/12/2026	1,000,000	951,070
[c]	F&G Global Funding, 5.15% due 7/7/2025	1,000,000	1,000,630
	First American Financial Corp., 4.60% due 11/15/2024	1,300,000	1,297,296
[c]	GA Global Funding Trust, 3.85% due 4/11/2025	1,750,000	1,738,817
	Lincoln National Corp., 3.35% due 3/9/2025	1,250,000	1,241,050
[a,c]	Nationwide Mutual Insurance Co., 7.498% (SOFR + 2.18%) due 12/15/2024	2,000,000	2,004,420
[a,c]	Pacific Life Global Funding II, 5.669% (SOFRINDX + 0.80%) due 3/30/2025	235,000	235,449
[c]	Prudential Insurance Co. of America, 8.30% due 7/1/2025	1,000,000	1,024,020
	Reliance Standard Life Global Funding II,
[c]	2.50% due 10/30/2024	1,000,000	997,720
[c]	2.75% due 5/7/2025	500,000	492,705
[c]	5.243% due 2/2/2026	850,000	854,165
	RenaissanceRe Finance, Inc., 3.70% due 4/1/2025	1,965,000	1,952,562
			13,789,904
	MATERIALS — 3.5%
	Chemicals — 0.4%
[c]	International Flavors & Fragrances, Inc., 1.23% due 10/1/2025	1,000,000	965,110
	Containers & Packaging — 3.1%
	Amcor Flexibles North America, Inc., 4.00% due 5/17/2025	1,250,000	1,241,463
[c]	Berry Global, Inc., 4.875% due 7/15/2026	1,520,000	1,515,349
[c]	Silgan Holdings, Inc., 1.40% due 4/1/2026	1,190,000	1,129,155
	Sonoco Products Co.,
	1.80% due 2/1/2025	1,000,000	988,990
	4.45% due 9/1/2026	1,000,000	1,000,290
	WRKCo, Inc., 3.75% due 3/15/2025	2,400,000	2,383,656
			9,224,013

See notes to financial statements.	Annual Financial Statements | 111

Schedule of Investments, Continued

Thornburg Ultra Short Income Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

	MEDIA & ENTERTAINMENT — 0.9%
	Media — 0.9%
	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908% due 7/23/2025	$1,750,000	$1,747,463
[c]	Cox Communications, Inc., 3.85% due 2/1/2025	650,000	646,308
			2,393,771
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.5%
	Biotechnology — 1.1%
	Amgen, Inc., 5.507% due 3/2/2026	250,000	250,007
	Illumina, Inc., 4.65% due 9/9/2026	850,000	855,287
[b]	Royalty Pharma plc, 1.20% due 9/2/2025	2,000,000	1,937,440
	Pharmaceuticals — 0.4%
	Cigna Group, 5.685% due 3/15/2026	500,000	500,005
[c]	PRA Health Sciences, Inc., 2.875% due 7/15/2026	500,000	484,570
			4,027,309
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
	Semiconductors & Semiconductor Equipment — 2.2%
	Intel Corp., 3.70% due 7/29/2025	1,500,000	1,486,470
	Qorvo, Inc., 1.75% due 12/15/2024	2,250,000	2,231,977
[b,c]	Renesas Electronics Corp., 1.543% due 11/26/2024	2,000,000	1,988,960
			5,707,407
	SOFTWARE & SERVICES — 3.1%
	Information Technology Services — 1.8%
[b]	Genpact Luxembourg SARL, 3.375% due 12/1/2024	1,250,000	1,244,437
	Global Payments, Inc., 1.50% due 11/15/2024	1,815,000	1,805,943
	Leidos, Inc., 3.625% due 5/15/2025	1,611,000	1,597,162
	Software — 1.3%
[c]	Fair Isaac Corp., 5.25% due 5/15/2026	1,000,000	999,840
	Oracle Corp.,
	2.50% due 4/1/2025	1,082,000	1,069,146
	2.95% due 5/15/2025	1,500,000	1,483,230
			8,199,758
	TECHNOLOGY HARDWARE & EQUIPMENT — 1.9%
	Electronic Equipment, Instruments & Components — 0.5%
	Trimble, Inc., 4.75% due 12/1/2024	1,250,000	1,246,700
	Technology Hardware, Storage & Peripherals — 1.4%
	Hewlett Packard Enterprise Co.,
	5.90% due 10/1/2024	1,250,000	1,250,000
	6.102% due 4/1/2026	500,000	500,000
	HP, Inc., 2.20% due 6/17/2025	2,000,000	1,963,260
			4,959,960
	TELECOMMUNICATION SERVICES — 2.1%
	Diversified Telecommunication Services — 1.5%
	AT&T, Inc., 5.539% due 2/20/2026	1,500,000	1,499,880
[b,c]	Bell Telephone Co. of Canada or Bell Canada, 5.063% due 10/28/2024	2,500,000	2,490,681
	Wireless Telecommunication Services — 0.6%
	Sprint LLC, 7.625% due 2/15/2025	1,500,000	1,506,240
			5,496,801
	TRANSPORTATION — 0.4%
	Ground Transportation — 0.4%
	GATX Corp., 3.25% due 3/30/2025	1,000,000	989,500
			989,500
	UTILITIES — 10.0%
	Electric Utilities — 10.0%
[c]	AES Corp., 3.30% due 7/15/2025	750,000	739,208
	Allegion U.S. Holding Co., Inc., 3.20% due 10/1/2024	1,463,000	1,463,000
	American Electric Power Co., Inc., Series N, 1.00% due 11/1/2025	1,742,000	1,676,954

112 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Ultra Short Income Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

	Avangrid, Inc.,
	3.15% due 12/1/2024	$2,000,000	$1,991,400
	3.20% due 4/15/2025	515,000	509,778
[c]	Dominion Energy, Inc., 4.993% due 10/1/2024	2,500,000	2,500,000
[a]	DTE Energy Co., 4.22% due 11/1/2024	1,907,000	1,904,769
[b,c]	Electricite de France SA, 3.625% due 10/13/2025	1,479,000	1,465,423
	Enel Finance International NV,
[b,c]	4.50% due 6/15/2025	1,000,000	995,000
[b,c]	6.80% due 10/14/2025	1,000,000	1,023,090
[c]	Evergy Kansas Central, Inc., 4.997% due 10/8/2024	2,500,000	2,497,608
	Eversource Energy, Series Q, 0.80% due 8/15/2025	1,750,000	1,692,145
	Exelon Corp., 3.95% due 6/15/2025	1,150,000	1,143,917
[c]	Niagara Mohawk Power Corp., 3.508% due 10/1/2024	1,750,000	1,750,000
[a]	Pacific Gas & Electric Co., 5.908% (SOFRINDX + 0.95%) due 9/4/2025	1,325,000	1,326,934
	Puget Energy, Inc., 3.65% due 5/15/2025	1,650,000	1,632,774
[c]	Vistra Operations Co. LLC, 5.125% due 5/13/2025	1,000,000	996,310
	Xcel Energy, Inc., 3.30% due 6/1/2025	1,250,000	1,236,700
			26,545,010
	TOTAL CORPORATE BONDS (Cost $137,226,254)		137,486,029

	SHORT-TERM INVESTMENTS — 9.2%

[d]	Thornburg Capital Management Fund	2,414,490	24,144,899
	TOTAL SHORT-TERM INVESTMENTS (Cost $24,144,899)		24,144,899

	TOTAL INVESTMENTS — 101.5% (Cost $267,537,138)		$268,108,889

	LIABILITIES NET OF OTHER ASSETS — (1.5)%		(3,898,657)

	NET ASSETS — 100.0%		$264,210,232

Footnote Legend

a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on September 30, 2024.

b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the aggregate value of these securities in the Fund’s portfolio was $128,736,913, representing 48.73% of the Fund’s net assets.

d	Investment in Affiliates.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities	SOFR30A	Secured Overnight Financing Rate 30-Day Average
CMBS	Commercial Mortgage-Backed Securities	SOFR90A	Secured Overnight Financing Rate 90-Day Average
CMO	Collateralized Mortgage Obligation	SOFRINDX	Secured Overnight Financing Rate Index
DAC	Designated Activity Company	TSFR1M	Term SOFR 1 Month
Mtg	Mortgage	TSFR3M	Term SOFR 3 Month
SOFR	Secured Overnight Financing Rate	UMBS	Uniform Mortgage Backed Securities

See notes to financial statements.	Annual Financial Statements | 113

Schedule of Investments

Thornburg Limited Term U.S. Government Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	U.S. TREASURY SECURITIES — 20.0%
	U.S. Treasury Inflation-Indexed Bonds,
	1.75% due 1/15/2028	$2,495,244	$2,515,810
	2.375% due 1/15/2025	403,804	401,138
	U.S. Treasury Inflation-Indexed Notes, 0.125% due 4/15/2027 - 1/15/2031	13,792,957	12,836,860
	U.S. Treasury Notes,
	1.875% due 2/15/2032	2,050,000	1,810,406
	3.375% due 5/15/2033	2,433,000	2,366,092
	3.50% due 2/15/2033	1,700,000	1,670,781
	4.00% due 2/28/2030 - 2/15/2034	3,330,000	3,392,067
	4.375% due 5/15/2034	1,934,000	2,025,865
	4.50% due 11/15/2033	850,000	897,813
	TOTAL U.S. TREASURY SECURITIES (Cost $26,994,058)		27,916,832

	U.S. GOVERNMENT AGENCIES — 6.6%
[a]	Durrah MSN 35603 (Guaranty: Export-Import Bank of the United States), 1.684% due 1/22/2025	65,760	65,369
	HNA Group LLC (Guaranty: Export-Import Bank of the United States), 2.291% due 6/30/2027	775,060	747,500
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[a]	2.46% due 12/15/2025	375,000	356,647
[a,b]	5.913% (TSFR3M + 0.61%) due 4/15/2025	262,500	259,206
	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States),
[a]	2.06% due 1/15/2026	525,000	513,119
[a]	2.512% due 1/15/2026	791,250	775,330
	Small Business Administration Participation Certificates,
	Series 2005-20H Class 1, 5.11% due 8/1/2025	7,822	7,831
	Series 2007-20D Class 1, 5.32% due 4/1/2027	40,951	41,329
	Series 2007-20F Class 1, 5.71% due 6/1/2027	28,435	28,731
	Series 2007-20I Class 1, 5.56% due 9/1/2027	83,977	85,004
	Series 2007-20K Class 1, 5.51% due 11/1/2027	72,397	73,076
	Series 2008-20G Class 1, 5.87% due 7/1/2028	156,863	159,566
	Series 2011-20G Class 1, 3.74% due 7/1/2031	307,024	303,876
	Series 2011-20K Class 1, 2.87% due 11/1/2031	523,996	507,449
	Series 2014-20H Class 1, 2.88% due 8/1/2034	342,529	328,548
	Series 2015-20B Class 1, 2.46% due 2/1/2035	327,567	309,338
	Series 2015-20G Class 1, 2.88% due 7/1/2035	675,814	645,609
	Series 2015-20I Class 1, 2.82% due 9/1/2035	687,240	654,074
	Series 2017-20I Class 1, 2.59% due 9/1/2037	1,534,297	1,435,539
	Series 2017-20K Class 1, 2.79% due 11/1/2037	788,395	745,156
	Thirax 1 LLC (Guaranty: Export-Import Bank of the United States), 0.968% due 1/14/2033	1,084,384	949,693
	Ulani MSN 35940 LLC (Guaranty: Export-Import Bank of the United States), 2.227% due 5/16/2025	312,500	307,816
	TOTAL U.S. GOVERNMENT AGENCIES (Cost $9,799,281)		9,299,806

	MORTGAGE BACKED — 62.5%
[b,c]	Federal Agricultural Mortgage Corp. Mtg Trust, Whole Loan Securities Trust CMO, Seies 2021-1 Class A, 2.18% due 1/25/2051	4,081,782	3,367,329
	Federal Home Loan Mtg Corp.,
[b]	Pool 1L0049, 7.154% (H15T1Y + 2.15%) due 2/1/2046	1,253,449	1,296,782
	Pool D98887, 3.50% due 1/1/2032	179,619	177,063
	Pool E09025, 2.50% due 3/1/2028	24,862	24,314
	Pool G13804, 5.00% due 3/1/2025	1,461	1,457
	Pool G16710, 3.00% due 11/1/2030	735,914	720,334
	Pool J11371, 4.50% due 12/1/2024	1,735	1,729
	Pool J21208, 2.50% due 11/1/2027	436,934	427,972
	Pool J37586, 3.50% due 9/1/2032	130,179	128,334
	Pool RE6097, 2.00% due 5/1/2051	2,010,304	1,621,276
	Pool RE6119, 2.50% due 12/1/2051	1,741,829	1,483,606
	Pool SE9046, 3.00% due 12/1/2051	2,023,389	1,801,941
	Pool T61943, 3.50% due 8/1/2045	86,421	81,685
	Pool T65457, 3.00% due 1/1/2048	372,904	335,729
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 3922 Class PQ, 2.00% due 4/15/2041	51,869	50,557
[b]	Series 4105 Class FG, 5.857% (SOFR30A + 0.51%) due 9/15/2042	449,711	442,943

114 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term U.S. Government Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	Series 4120 Class TC, 1.50% due 10/15/2027	$225,091	$216,756
	Series 4120 Class UE, 2.00% due 10/15/2027	291,987	283,285
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS,
	Series K043 Class A2, 3.062% due 12/25/2024	1,210,644	1,203,995
[b]	Series K047 Class A2, 3.329% due 5/25/2025	1,236,575	1,225,625
	Series K055 Class A1, 2.263% due 4/25/2025	60	60
	Series K095 Class A2, 2.785% due 6/25/2029	577,000	548,373
	Series K729 Class A2, 3.136% due 10/25/2024	1,250,238	1,250,238
[b]	Series K730 Class A2, 3.59% due 1/25/2025	154,389	153,623
	Series KHG1 Class A3, 3.341% due 12/25/2027	300,000	294,531
	Series KJ46 Class A2, 4.796% due 10/25/2031	216,000	223,437
[b]	Series KJ47 Class A2, 5.43% due 6/25/2031	149,000	158,010
	Series KJ48 Class A2, 5.028% due 10/25/2031	379,000	396,135
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[b]	Series 2017-3 Class HA, 3.25% due 7/25/2056	815,421	775,719
[b]	Series 2017-4 Class HT, 3.25% due 6/25/2057	2,493,707	2,289,744
	Series 2017-4 Class MT, 3.50% due 6/25/2057	560,310	516,315
[b]	Series 2018-1 Class HA, 3.00% due 5/25/2057	1,055,637	994,256
[b]	Series 2018-2 Class HA, 3.00% due 11/25/2057	572,401	542,984
	Series 2018-3 Class HA, 3.00% due 8/25/2057	763,930	720,898
[b]	Series 2018-3 Class MA, 3.50% due 8/25/2057	828,993	806,170
	Series 2018-4 Class HA, 3.00% due 3/25/2058	965,893	909,381
	Series 2018-4 Class MA, 3.50% due 3/25/2058	653,084	634,245
	Series 2019-1 Class MA, 3.50% due 7/25/2058	1,817,188	1,762,805
	Series 2019-2 Class MA, 3.50% due 8/26/2058	1,619,295	1,568,200
	Series 2019-3 Class MA, 3.50% due 10/25/2058	628,366	609,988
	Series 2019-4 Class MA, 3.00% due 2/25/2059	987,005	934,377
	Series 2020-1 Class MA, 2.50% due 8/25/2059	1,455,728	1,354,545
	Series 2020-2 Class MA, 2.00% due 11/25/2059	1,409,066	1,285,963
	Series 2020-3 Class MA, 2.00% due 5/25/2060	470,305	428,216
	Series 2020-3 Class MT, 2.00% due 5/25/2060	602,729	494,972
	Series 2022-1 Class MTU, 3.25% due 11/25/2061	984,864	880,589
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA6808, 3.00% due 2/1/2052	1,974,872	1,785,360
	Pool RD5043, 2.00% due 12/1/2030	1,569,080	1,495,724
	Pool SB8010, 2.50% due 10/1/2034	469,938	441,670
	Pool SB8030, 2.00% due 12/1/2034	734,198	671,739
	Pool SB8502, 2.00% due 8/1/2035	443,439	410,202
	Pool ZS4730, 3.50% due 8/1/2047	718,228	678,213
	Pool ZS7299, 3.00% due 10/1/2030	391,047	382,108
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
	Series 2015-SC02 Class 2A, 3.50% due 9/25/2045	189,452	173,854
	Series 2016-SC01 Class 1A, 3.00% due 7/25/2046	730,839	646,393
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	235,146	215,664
	Series 2016-SC02 Class 2A, 3.50% due 10/25/2046	142,581	130,725
	Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	1,342,122	1,164,714
	Series 2017-SC01 Class 2A, 3.50% due 12/25/2046	448,804	402,173
	Series 2017-SC02 Class 1A, 3.00% due 5/25/2047	286,876	252,171
	Series 2017-SC02 Class 2A, 3.50% due 5/25/2047	133,314	120,244
	Federal National Mtg Assoc.,
[b]	Pool 895572, 7.82% (RFUCCT1Y + 1.82%) due 6/1/2036	51,900	53,639
	Pool BF0130, 3.50% due 8/1/2056	308,196	285,791
	Pool BF0144, 3.50% due 10/1/2056	437,628	405,814
[b]	Pool BH4524, 2.316% (5-Yr. CMT + 1.150%) due 6/1/2046	1,353,997	1,314,187
[b]	Pool BM6885, 1.611% (2.19% - SOFR30A) due 12/1/2051	463,372	424,115
	Pool BM6983, 3.00% due 3/1/2052	1,023,586	903,289
[b]	Pool CB2214, 1.528% (2.20% - SOFR30A) due 11/1/2051	496,762	455,924
	Federal National Mtg Assoc., CMBS,
[b]	Series 2015-SB5 Class A10, 3.15% due 9/25/2035	284,246	279,449
[b]	Series 2018-SB47 Class A5H, 6.161% (SOFR30A + 0.81%) due 1/25/2038	328,784	320,932
	Federal National Mtg Assoc., CMO REMIC,
[b]	Series 2009-17 Class AH, 0.491% due 3/25/2039	185,234	150,238
	Series 2011-70 Class CA, 3.00% due 8/25/2026	360,572	355,446

See notes to financial statements.	Annual Financial Statements | 115

Schedule of Investments, Continued

Thornburg Limited Term U.S. Government Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

[b]	Series 2013-81 Class FW, 5.695% (SOFR30A + 0.41%) due 1/25/2043	$756,001	$744,969
[b]	Series 2013-92 Class FA, 5.945% (SOFR30A + 0.66%) due 9/25/2043	543,012	533,783
	Series 2024-25 Class VB, 5.50% due 3/25/2035	514,954	528,667
	Series 2024-70 Class MP, 4.50% due 10/25/2054	495,000	486,272
	Federal National Mtg Assoc., Grantor Trust, CMO, Series 2017-T1 Class A, 2.898% due 6/25/2027	989,288	954,793
	Federal National Mtg Assoc., UMBS Collateral,
	Pool AE0704, 4.00% due 1/1/2026	86,467	85,908
	Pool AJ1752, 3.50% due 9/1/2026	144,276	142,857
	Pool AL6582, 3.50% due 4/1/2030	286,610	283,461
	Pool AL7801, 2.50% due 11/1/2030	1,062,846	1,028,479
	Pool AL9445, 3.00% due 7/1/2031	8,583	8,382
	Pool AL9821, 2.50% due 1/1/2032	1,383,138	1,328,714
	Pool AS9749, 4.00% due 6/1/2047	269,314	262,200
	Pool AU2669, 2.50% due 10/1/2028	301,557	294,036
	Pool AZ3778, 3.00% due 4/1/2030	636,649	623,843
	Pool BM4153, 3.00% due 6/1/2033	945,167	917,248
	Pool BM4864, 3.50% due 5/1/2033	603,536	594,782
	Pool CA0942, 2.50% due 12/1/2032	606,264	580,072
	Pool CA4102, 3.50% due 8/1/2029	398,855	393,992
	Pool CA5271, 2.50% due 3/1/2035	873,513	828,337
	Pool CA5282, 3.00% due 3/1/2035	1,795,227	1,737,612
	Pool CA7535, 1.50% due 10/1/2030	1,778,996	1,677,343
	Pool FM1523, 2.50% due 8/1/2029	358,378	349,326
	Pool FM2831, 2.50% due 5/1/2032	1,033,692	995,597
	Pool FM3494, 2.50% due 4/1/2048	349,178	309,723
	Pool FM4936, 2.00% due 12/1/2035	1,156,504	1,067,687
	Pool FM5458, 1.50% due 12/1/2035	1,144,176	1,022,535
	Pool FS0916, 3.00% due 3/1/2052	2,548,891	2,287,122
	Pool FS6157, 3.00% due 9/1/2052	6,756,943	6,081,046
	Pool FS6212, 1.50% due 5/1/2032	328,800	306,889
	Pool MA2353, 3.00% due 8/1/2035	544,773	521,883
	Pool MA3465, 4.00% due 9/1/2038	311,535	306,918
	Pool MA3681, 3.00% due 6/1/2034	251,940	243,832
	Pool MA3826, 3.00% due 11/1/2029	476,859	466,625
	Pool MA3896, 2.50% due 1/1/2035	80,807	75,946
	Pool MA4148, 2.00% due 10/1/2030	362,400	345,861
	Pool MA4390, 2.00% due 7/1/2031	2,632,626	2,502,398
	Government National Mtg Assoc.,
[b]	Pool 894205, 3.625% (H15T1Y + 1.50%) due 8/20/2039	77,076	77,249
[b]	Pool MA0100, 4.875% (H15T1Y + 1.50%) due 5/20/2042	134,510	136,648
	Pool MA0907, 2.00% due 4/20/2028	282,832	274,603
	Government National Mtg Assoc., CMBS,
	Series 2022-147 Class B, 2.20% due 10/16/2063	1,250,000	937,807
	Series 2023-104 Class AD, 4.00% due 1/16/2065	420,314	402,734
	Government National Mtg Assoc., CMO,
	Series 2016-H04 Class HA, 2.25% due 7/20/2065	456,344	439,794
	Series 2017-186 Class VA, 3.00% due 2/20/2031	1,617,315	1,594,056
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO,
	Series 2020-2 Class A1C, 2.00% due 9/25/2030	1,716,482	1,577,795
	Series 2020-2 Class A1D, 1.75% due 9/25/2030	1,716,482	1,575,687
	TOTAL MORTGAGE BACKED (Cost $91,459,907)		87,281,775

	CORPORATE BONDS — 2.1%

	UTILITIES — 2.1%
	Electric Utilities — 2.1%
[c]	Caledonia Generating LLC, 1.95% due 2/28/2034	3,413,184	2,913,627
			2,913,627
	TOTAL CORPORATE BONDS (Cost $3,322,237)		2,913,627

116 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term U.S. Government Fund  |  September 30, 2024

ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

SHORT-TERM INVESTMENTS — 7.4%
U.S. Treasury Bills
4.629% due 10/24/2024	$1,500,000	$1,495,641
4.673% due 10/22/2024	1,000,000	997,321
4.688% due 10/24/2024	500,000	498,528
4.705% due 10/22/2024	1,000,000	997,303
4.747% due 10/15/2024	2,000,000	1,996,371
4.779% due 10/17/2024	2,000,000	1,995,825
5.153% due 10/3/2024	2,000,000	1,999,437
6.72% due 10/1/2024	390,000	390,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,370,426)		10,370,426

TOTAL INVESTMENTS — 98.6% (Cost $141,945,909)		$137,782,466

OTHER ASSETS LESS LIABILITIES — 1.4%		1,945,244

NET ASSETS — 100.0%		$139,727,710

Footnote Legend

a	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on September 30, 2024.

c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the aggregate value of these securities in the Fund’s portfolio was $6,280,956, representing 4.50% of the Fund’s net assets.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMBS	Commercial Mortgage-Backed Securities	REMIC	Real Estate Mortgage Investment Conduit
CMO	Collateralized Mortgage Obligation	RFUCCT1Y	Refinitiv USD Interbank Offered Rate Consumer Cash Fallbacks Term 1 Year
CMT	Constant Maturity Rate	SOFR30A	Secured Overnight Financing Rate 30-Day Average
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year	TSFR3M	Term SOFR 3 Month
Mtg	Mortgage	UMBS	Uniform Mortgage Backed Securities

See notes to financial statements.	Annual Financial Statements | 117

Schedule of Investments

Thornburg Limited Term Income Fund  |  September 30, 2024

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE

	U.S. TREASURY SECURITIES — 12.6%
	U.S. Treasury Inflation-Indexed Bonds,
	1.75% due 1/15/2028	$107,996,610	$108,886,738
	2.375% due 1/15/2025	21,693,599	21,550,387
	U.S. Treasury Inflation-Indexed Notes,
	0.125% due 4/15/2027 - 1/15/2032	290,343,633	270,669,205
	1.125% due 1/15/2033	7,333,226	7,077,136
	1.25% due 4/15/2028	24,222,660	23,996,519
	1.375% due 7/15/2033	5,701,143	5,621,416
	U.S. Treasury Notes,
	2.375% due 3/31/2029	22,000,000	20,900,000
	2.75% due 8/15/2032	309,513,000	289,297,932
	3.50% due 2/15/2033	20,245,000	19,897,039
	4.375% due 5/15/2034	35,624,000	37,316,140
	4.625% due 9/30/2028	4,200,000	4,363,078
	TOTAL U.S. TREASURY SECURITIES (Cost $773,711,003)		809,575,590

	U.S. GOVERNMENT AGENCIES — 0.4%
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[a,b]	5.913% (TSFR3M + 0.61%) due 4/15/2025	777,000	767,249
[b]	6.50% due 1/23/2029	10,007,000	9,440,404
	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States),
[b]	2.06% due 1/15/2026	225,000	219,908
[b]	2.512% due 1/15/2026	975,000	955,383
	Small Business Administration Participation Certificates,
	Series 2008-20D Class 1, 5.37% due 4/1/2028	193,300	195,809
	Series 2009-20E Class 1, 4.43% due 5/1/2029	119,907	119,985
	Series 2009-20K Class 1, 4.09% due 11/1/2029	862,551	859,441
	Series 2011-20E Class 1, 3.79% due 5/1/2031	1,119,191	1,109,763
	Series 2011-20F Class 1, 3.67% due 6/1/2031	239,710	237,017
	Series 2011-20G Class 1, 3.74% due 7/1/2031	1,228,096	1,215,502
	Series 2011-20I Class 1, 2.85% due 9/1/2031	2,321,435	2,241,204
	Series 2011-20K Class 1, 2.87% due 11/1/2031	2,039,656	1,975,245
	Series 2012-20D Class 1, 2.67% due 4/1/2032	1,751,833	1,680,112
	Series 2012-20J Class 1, 2.18% due 10/1/2032	1,507,593	1,414,590
	Series 2012-20K Class 1, 2.09% due 11/1/2032	1,044,290	989,646
	TOTAL U.S. GOVERNMENT AGENCIES (Cost $24,566,082)		23,421,258

	OTHER GOVERNMENT — 0.1%
[b,c]	Bermuda Government International Bonds, 2.375% due 8/20/2030	6,800,000	6,002,972
[b,c]	Carpintero Finance Ltd. (Guaranty: Export Credits Guarantee Department), 2.581% due 11/11/2024	243,058	242,283
[b,c]	Khadrawy Ltd. (Guaranty: Export Credits Guarantee Department), 2.471% due 3/31/2025	340,868	336,658
	TOTAL OTHER GOVERNMENT (Cost $7,379,100)		6,581,913

	MORTGAGE BACKED — 34.5%
[a,c]	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2023-C Class A1, 3.50% due 5/25/2063	7,229,223	6,841,462
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2020-2 Class A3, 5.00% due 1/26/2065	4,253,858	4,248,547
[a,c]	Series 2023-1 Class A1, 4.75% due 9/26/2067	13,055,349	12,787,071
[a,c]	Series 2023-2 Class A1, 4.65% due 10/25/2067	4,575,232	4,554,823
[a,b,c]	Arbor Realty Commercial Real Estate Notes Ltd., CMBS, Series 2022-FL1 Class A, 6.792% (SOFR30A + 1.45%) due 1/15/2037	15,045,954	15,008,370
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2019-1 Class A1, 3.805% due 1/25/2049	3,352,444	3,245,271
[a,c]	Series 2019-1 Class A3, 4.208% due 1/25/2049	1,754,473	1,709,715
[a,c]	Series 2019-2 Class A1, 3.347% due 4/25/2049	1,499,319	1,441,786
[a,c]	Series 2019-3 Class A1, 2.962% due 10/25/2048	3,607,924	3,408,735
[c]	Series 2020-1 Class A2, 2.927% due 3/25/2055	6,518,000	5,937,907
[c]	Series 2020-1 Class A3, 3.328% due 3/25/2055	4,500,000	4,015,194
[c]	Series 2020-1 Class M1, 4.277% due 3/25/2055	3,189,000	2,869,219
[a,c]	Series 2021-1R Class A1, 1.175% due 10/25/2048	7,241,362	6,452,941
[c]	Series 2022-1 Class M1, 3.65% due 12/25/2056	7,338,000	5,706,089

118 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Income Fund  |  September 30, 2024

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE

[a,c]	ATLX Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 3.85% due 4/25/2064	$12,305,956	$11,923,678
[a,c]	BPR Trust, CMBS, Series 2023-BRK2 Class A, 7.147% due 10/5/2038	4,250,000	4,466,709
	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO,
[c]	Series 2019-1 Class A1C, 3.50% due 3/25/2058	134,095	133,375
[a,c]	Series 2024-NQM4 Class A1A, 4.35% due 1/25/2060	19,658,827	19,313,320
[a,c]	Bunker Hill Loan Depositary Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class A3, 3.253% due 2/25/2055	3,285,000	3,147,265
[c]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	4,600,000	4,112,197
	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO,
[a,c]	Series 2016-SH1 Class M3, 3.75% due 4/25/2045	1,639,388	1,522,619
[a,c]	Series 2016-SH2 Class M3, 3.75% due 12/25/2045	2,024,197	1,889,974
	CHNGE Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2022-1 Class A1, 3.007% due 1/25/2067	12,317,835	11,536,601
[a,c]	Series 2022-2 Class M1, 4.609% due 3/25/2067	14,163,000	12,530,510
[a,c]	Series 2023-1 Class A1, 7.065% due 3/25/2058	7,251,286	7,343,517
	CIM Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2018-INV1 Class A4, 4.00% due 8/25/2048	647,313	616,411
[a,c]	Series 2024-R1 Class A1, 4.75% due 6/25/2064	12,388,825	12,323,064
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a]	Series 2004-HYB2 Class B1, 6.253% due 3/25/2034	44,486	34,399
[a,c]	Series 2014-A Class A, 4.00% due 1/25/2035	422,017	411,656
[a,c]	Series 2014-J1 Class B4, 3.63% due 6/25/2044	1,489,969	1,251,652
[a,c]	Series 2021-J2 Class A7A, 2.50% due 7/25/2051	32,884,166	29,485,079
[c]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	6,575,000	6,904,726
	CSMC Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-AFC1 Class-A1, 0.83% due 3/25/2056	8,049,822	6,661,231
[a,c]	Series 2021-NQM3 Class A1, 1.015% due 4/25/2066	9,873,721	8,453,358
[a,c]	Series 2021-NQM8 Class-A1, 1.841% due 10/25/2066	2,038,257	1,839,018
[a,c]	Series 2022-ATH2 Class A1, 4.547% due 5/25/2067	10,605,485	10,541,399
[a,c]	Series 2022-NQM1 Class A1, 2.265% due 11/25/2066	11,748,116	10,680,619
[c]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	6,670,000	5,889,837
[a,c]	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A1, 0.715% due 5/25/2065	2,605,553	2,431,797
	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2019-2 Class A1, 2.739% due 11/25/2059	2,431,436	2,326,441
[a,c]	Series 2021-2 Class A1, 0.931% due 6/25/2066	9,599,251	8,077,728
[a,c]	Series 2022-1 Class A1, 2.206% due 1/25/2067	16,809,988	14,830,405
[a,c]	FARM Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 4.721% due 10/1/2053	7,700,356	7,515,801
	Federal Home Loan Mtg Corp.,
[a]	Pool 1L0322, 4.783% (H15T1Y + 2.07%) due 2/1/2048	2,207,571	2,282,564
[a]	Pool 760025, 3.664% (5-Yr. CMT + 1.310%) due 10/1/2047	3,210,800	3,161,183
[a]	Pool 841097, 3.131% (5-Yr. CMT + 1.300%) due 9/1/2048	4,623,700	4,531,831
[a]	Pool 841362, 1.713% (2.15% - SOFR30A) due 2/1/2052	6,077,140	5,561,873
[a]	Pool 841377, 1.95% (2.23% - SOFR30A) due 4/1/2052	6,294,130	5,816,445
[a]	Pool 841463, 2.156% (2.18% - SOFR30A) due 7/1/2052	14,241,825	12,718,378
	Pool D98887, 3.50% due 1/1/2032	601,274	592,716
	Pool G16710, 3.00% due 11/1/2030	199,609	195,383
	Pool RE6097, 2.00% due 5/1/2051	25,426,320	20,505,899
	Pool SE9046, 3.00% due 12/1/2051	21,743,471	19,363,776
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 3195 Class PD, 6.50% due 7/15/2036	149,667	154,296
	Series 3922 Class PQ, 2.00% due 4/15/2041	77,803	75,836
	Series 4120 Class TC, 1.50% due 10/15/2027	292,283	281,460
	Series 5461 Class PA, 4.50% due 8/25/2054	22,750,000	22,401,197
	Series 5462 Class P, 4.50% due 10/25/2054	14,129,583	14,044,585
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS,
	Series KJ46 Class A2, 4.796% due 10/25/2031	8,741,000	9,041,970
[a]	Series KJ47 Class A2, 5.43% due 6/25/2031	5,968,000	6,328,868
	Series KJ48 Class A2, 5.028% due 10/25/2031	15,306,000	15,998,018
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[a]	Series 2017-1 Class HA, 3.00% due 1/25/2056	3,926,278	3,731,740
[a]	Series 2017-3 Class HA, 3.25% due 7/25/2056	6,804,852	6,473,528
[a]	Series 2017-4 Class HT, 3.25% due 6/25/2057	6,684,624	6,137,882
[a]	Series 2018-1 Class HA, 3.00% due 5/25/2057	4,196,158	3,952,168
[a]	Series 2018-2 Class HA, 3.00% due 11/25/2057	9,158,419	8,687,742

See notes to financial statements.	Annual Financial Statements | 119

Schedule of Investments, Continued

Thornburg Limited Term Income Fund  |  September 30, 2024

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE

	Series 2018-3 Class HA, 3.00% due 8/25/2057	$11,000,591	$10,380,937
[a]	Series 2018-3 Class MA, 3.50% due 8/25/2057	7,016,281	6,823,113
	Series 2018-4 Class HA, 3.00% due 3/25/2058	9,499,347	8,943,567
	Series 2019-1 Class MA, 3.50% due 7/25/2058	18,307,342	17,759,459
	Series 2019-2 Class MA, 3.50% due 8/26/2058	19,397,208	18,785,146
	Series 2019-3 Class MA, 3.50% due 10/25/2058	8,870,015	8,610,585
	Series 2019-4 Class MA, 3.00% due 2/25/2059	15,227,773	14,415,811
	Series 2020-1 Class MA, 2.50% due 8/25/2059	2,501,784	2,327,893
	Series 2020-2 Class MA, 2.00% due 11/25/2059	18,616,750	16,990,296
	Series 2020-3 Class MA, 2.00% due 5/25/2060	10,821,710	9,853,240
	Series 2020-3 Class MT, 2.00% due 5/25/2060	3,489,799	2,865,890
	Series 2022-1 Class MTU, 3.25% due 11/25/2061	14,453,499	12,923,205
	Series 2024-1 Class MT, 3.00% due 11/25/2063	7,760,826	6,626,468
	Series 2024-2 Class MT, 3.50% due 5/25/2064	7,044,549	6,362,802
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA6808, 3.00% due 2/1/2052	10,913,142	9,865,899
	Pool RA7021, 2.50% due 3/1/2052	21,988,199	19,002,967
	Pool RA7373, 3.00% due 5/1/2052	5,412,665	4,886,872
	Pool SD1374, 3.00% due 3/1/2052	13,815,493	12,395,540
	Pool SD1852, 2.50% due 6/1/2051	42,942,496	37,085,495
	Pool SD4175, 2.50% due 6/1/2052	126,768,602	109,442,732
	Pool SD5171, 2.50% due 1/1/2054	15,809,327	13,648,616
	Pool SD5345, 2.50% due 4/1/2052	21,933,529	19,079,870
	Pool SD8140, 2.00% due 4/1/2051	25,469,781	21,143,771
	Pool SD8189, 2.50% due 1/1/2052	13,544,433	11,721,533
	Pool SD8225, 3.00% due 7/1/2052	11,612,496	10,425,398
	Pool SD8367, 5.50% due 10/1/2053	6,490,531	6,569,640
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	901,394	826,714
	Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	8,105,297	7,033,897
	Series 2017-SC02 Class 2A, 3.50% due 5/25/2047	508,258	458,430
	Federal National Mtg Assoc.,
[a]	Pool BH4523, 1.869% (5-Yr. CMT + 1.150%) due 4/1/2047	4,948,244	4,769,742
[a]	Pool BH4524, 2.316% (5-Yr. CMT + 1.150%) due 6/1/2046	9,470,151	9,191,710
[a]	Pool BM6929, 1.92% (2.13% - SOFR30A) due 7/1/2051	4,359,914	4,077,173
	Pool BM7067, 2.50% due 6/1/2051	3,233,907	2,757,902
[a]	Pool BO9998, 2.752% (H15T1Y + 2.03%) due 3/1/2048	3,811,637	3,807,474
[a]	Pool BU9934, 1.838% (2.37% - SOFR30A) due 2/1/2052	8,690,553	7,717,922
[a]	Pool CB2214, 1.528% (2.20% - SOFR30A) due 11/1/2051	5,004,691	4,593,269
	Federal National Mtg Assoc., CMO REMIC,
[a]	Series 2009-17 Class AH, 0.491% due 3/25/2039	308,724	250,396
	Series 2012-129 Class LA, 3.50% due 12/25/2042	1,098,992	1,041,959
[a]	Series 2013-81 Class FW, 5.695% (SOFR30A + 0.41%) due 1/25/2043	2,746,906	2,706,821
	Series 2024-25 Class VB, 5.50% due 3/25/2035	10,791,687	11,079,059
	Series 2024-70 Class MP, 4.50% due 10/25/2054	15,334,016	15,063,651
	Federal National Mtg Assoc., Grantor Trust, CMO, Series 2017-T1 Class A, 2.898% due 6/25/2027	17,807,178	17,186,274
	Federal National Mtg Assoc., UMBS Collateral,
	Pool AE0704, 4.00% due 1/1/2026	224,898	223,446
	Pool AS9749, 4.00% due 6/1/2047	7,733	7,529
	Pool BM4324, 3.50% due 7/1/2033	1,871,141	1,842,942
	Pool BP9550, 2.50% due 7/1/2035	6,988	6,631
	Pool BP9589, 2.50% due 8/1/2035	561,931	533,241
	Pool BV4119, 2.50% due 3/1/2052	38,968,881	33,642,879
	Pool CB2301, 3.00% due 12/1/2051	29,624,922	26,580,912
	Pool CB3050, 2.50% due 3/1/2052	18,778,154	16,228,735
	Pool FS5447, 2.50% due 9/1/2052	40,560,341	35,176,844
	Pool FS6130, 2.50% due 7/1/2052	18,351,286	15,843,157
	Pool FS6157, 3.00% due 9/1/2052	120,123,439	108,107,486
	Pool FS6212, 1.50% due 5/1/2032	2,081,011	1,942,334
	Pool FS7577, 2.50% due 1/1/2054	22,236,156	19,197,070
	Pool FS7757, 2.50% due 2/1/2052	19,397,862	16,758,568
	Pool FS7879, 2.50% due 7/1/2052	15,618,630	13,473,354
	Pool FS9157, 2.00% due 5/1/2042	23,800,345	20,711,891

120 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Income Fund  |  September 30, 2024

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE

	Pool MA3465, 4.00% due 9/1/2038	$2,793,849	$2,752,442
	Pool MA4390, 2.00% due 7/1/2031	974,072	925,887
	Pool MA5138, 5.50% due 9/1/2053	4,615,175	4,671,713
	Pool MA5139, 6.00% due 9/1/2053	4,066,974	4,156,582
[a,c]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	1,173,699	1,090,412
	GCAT Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2019-NQM3 Class A1, 3.686% due 11/25/2059	2,927,230	2,833,015
[a,c]	Series 2021-CM1 Class A, 2.469% due 4/25/2065	7,052,391	6,729,574
[a,c]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	17,082,819	15,681,780
[a,c]	Series 2021-NQM4 Class A1, 1.093% due 8/25/2066	11,411,245	9,288,777
	Government National Mtg Assoc., CMBS, Series 2023-104 Class AD, 4.00% due 1/16/2065	23,127,169	22,159,851
[a,b,c]	Greystone Commercial Real Estate Notes Ltd., CMBS, Series 2021-FL3 Class A, 6.231% (TSFR1M + 1.13%) due 7/15/2039	12,678,884	12,631,349
	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2020-PJ2 Class B3, 3.548% due 7/25/2050	4,962,210	4,381,591
[a,c]	Series 2023-CCM1 Class A1, 6.65% due 8/25/2053	10,863,931	10,976,602
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2023-PJ2 Class A4, 5.50% due 5/25/2053	3,517,777	3,520,267
[a,c]	Series 2024-RPL2 Class A1, 3.75% due 7/25/2061	4,949,655	4,837,987
[a,c]	Series 2024-RPL4 Class A1, 3.90% due 9/25/2061	3,999,381	3,896,849
	Harvest Commercial Capital Loan Trust, CMBS, Series 2024-1 Class A, 6.164% due 10/25/2056	15,327,177	15,716,984
[a,c]	HOMES Trust, Whole Loan Securities Trust CMO, Series 2024-NQM1 Class A1, 5.915% due 7/25/2069	4,621,601	4,667,577
	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2022-1 A Class A1, 5.082% due 7/25/2067	5,068,116	5,047,330
[a,c]	Series 2024-RRTL2 Class A1, 5.989% due 9/25/2039	9,700,000	9,760,840
[c]	Houston Galleria Mall Trust, CMBS, Series 2015-HGLR Class A1A2, 3.087% due 3/5/2037	12,383,750	12,227,504
[a,c]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 3.041% due 12/10/2041	5,870,000	5,339,847
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-NQM3 Class A1, 1.595% due 11/25/2056	14,659,260	12,492,536
[a,c]	Series 2021-NQM4 Class A1, 2.091% due 1/25/2057	19,240,207	16,606,380
[a,c]	Series 2022-NQM1 Class A1, 2.493% due 2/25/2067	32,285,953	29,052,810
[a,c]	Series 2022-NQM2 Class A1, 3.638% due 3/25/2067	20,183,879	19,234,845
[a,c]	Series 2022-NQM4 Class A1, 4.767% due 6/25/2067	24,432,992	24,310,376
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2014-IVR3 Class B4, 6.466% due 9/25/2044	1,940,616	1,905,786
[a,c]	Series 2018-3 Class B2, 3.702% due 9/25/2048	2,292,754	2,142,385
[a,c]	Series 2018-6 Class B2, 3.889% due 12/25/2048	928,557	847,127
[a,c]	Series 2019-5 Class B3, 4.457% due 11/25/2049	7,617,157	7,211,427
[a,c]	Series 2019-HYB1 Class B3, 4.921% due 10/25/2049	5,456,845	5,249,416
[a,c]	Series 2019-INV2 Class B3A, 3.724% due 2/25/2050	8,928,518	7,804,200
[a,c]	Series 2021-LTV2 Class A1, 2.52% due 5/25/2052	31,885,288	26,845,267
[a,c]	Series 2022- LTV1 Class A1, 3.25% due 7/25/2052	12,233,708	10,646,509
[a,c]	Series 2022-2 Class A6A, 2.50% due 8/25/2052	28,272,707	25,931,886
[a,c]	Series 2022-DSC1 Class A1, 4.75% due 1/25/2063	8,042,882	7,912,648
[a,c,d]	LEX Mortgage Trust, CMBS, Series 2024-BBG Class A, 4.874% due 10/13/2033	3,740,000	3,736,264
[c]	Manhattan West Mortgage Trust, CMBS, Series 2020-1MW Class A, 2.13% due 9/10/2039	3,697,000	3,425,998
[a]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 5.818% due 8/25/2034	95,197	90,504
[a,c]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	849,266	834,632
	MFA Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2020-NQM3 Class A1, 1.014% due 1/26/2065	2,403,698	2,219,405
[a,c]	Series 2021-AEI1 Class A4, 2.50% due 8/25/2051	15,231,901	13,484,418
[a,c]	Series 2021-INV1 Class A1, 0.852% due 1/25/2056	2,299,942	2,146,482
[a,c]	Series 2021-INV2 Class A1, 1.906% due 11/25/2056	20,650,958	17,832,188
[a,c]	Series 2022-CHM1 Class A1, 3.875% due 9/25/2056	16,792,879	16,411,884
[a,c]	Series 2022-INV1 Class A3, 4.25% due 4/25/2066	4,995,000	4,375,838
[a,c]	Series 2022-NQM1 Class A3, 4.20% due 12/25/2066	13,129,000	11,476,439
[a,c]	Series 2022-NQM2 Class A1, 4.00% due 5/25/2067	5,434,094	5,311,921
[a,c]	Series 2024-RPL1 Class A1, 4.25% due 2/25/2066	9,903,292	9,600,644
[a,c]	Mill City Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2023-NQM1 Class A1, 6.05% due 10/25/2067	12,329,747	12,426,717
[a,c]	Mill City Securities Ltd., Whole Loan Securities Trust CMO, Series 2024-RS1 Class A1, 3.00% due 11/1/2069	8,146,000	7,520,518
	Morgan Stanley Bank of America Merrill Lynch Trust, CMBS, Series 2015-C22 Class A4, 3.306% due 4/15/2048	1,100,000	1,088,701
[c]	Morgan Stanley Capital I Trust, CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	7,878,333	8,334,556
[a,c]	Morgan Stanley Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2024-NQM1 Class A1, 6.152% due 12/25/2068	12,306,642	12,459,751

See notes to financial statements.	Annual Financial Statements | 121

Schedule of Investments, Continued

Thornburg Limited Term Income Fund  |  September 30, 2024

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE

	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2017-2A Class A3, 4.00% due 3/25/2057	$2,423,593	$2,351,448
[a,c]	Series 2017-3A Class A1, 4.00% due 4/25/2057	3,009,147	2,934,264
[a,c]	Series 2017-4A Class A1, 4.00% due 5/25/2057	3,304,042	3,199,605
[a,c]	Series 2017-5A Class A1, 6.469% (TSFR1M + 1.61%) due 6/25/2057	226,925	229,836
[a,c]	Series 2017-6A Class A1, 4.00% due 8/27/2057	1,417,145	1,378,865
[a,c]	Series 2018-1A Class A1A, 4.00% due 12/25/2057	1,750,811	1,708,863
[a,c]	Series 2018-2A Class A1, 4.50% due 2/25/2058	2,996,495	2,968,516
[a,c]	Series 2018-RPL1 Class A1, 3.50% due 12/25/2057	1,821,065	1,765,962
[a,c]	Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	36,380,680	34,855,111
[a,c]	Series 2024-RPL1 Class A, 3.80% due 1/25/2064	24,621,475	23,376,855
[a,c]	Series 2024-RTL1 Class A1, 6.664% due 3/25/2039	7,600,000	7,730,101
[c]	NYC Commercial Mortgage Trust, CMBS, Series 2021-909 Class A, 2.941% due 4/10/2043	4,900,000	4,017,881
[a,c]	NYMT Loan Trust, Whole Loan Securities Trust CMO, Series 2024-BPL2 Class A1, 6.509% due 5/25/2039	8,675,000	8,802,503
	OBX Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	23,574,107	20,131,772
[a,c]	Series 2024-NQM11 Class A1, 5.875% due 6/25/2064	4,500,056	4,554,162
[c]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	18,455,652	16,428,694
[a,c]	PRET Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 3.90% due 10/25/2063	3,581,374	3,458,120
	PRKCM Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-AFC1 Class A1, 1.51% due 8/25/2056	26,691,463	22,441,815
[a,c]	Series 2021-AFC2 Class A1, 2.071% due 11/25/2056	15,511,921	13,624,780
[a,c]	Series 2024-HOME1 Class A1, 6.431% due 5/25/2059	12,708,734	12,951,155
[a,c]	PRPM LLC, Whole Loan Securities Trust CMO, Series 2024-RPL2 Class A1, 3.50% due 5/25/2054	14,117,294	13,650,351
[a,c]	PRPM Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A1, 4.40% due 4/25/2067	28,854,018	28,913,641
	RAMP Trust, Whole Loan Securities Trust CMO, Series 2003-SL1 Class A31, 7.125% due 4/25/2031	201,380	201,380
[a,c]	Rate Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-J1 Class A9, 2.50% due 1/25/2052	46,263,032	40,784,913
[a,c]	RCKT Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class B3, 3.466% due 2/25/2050	2,994,562	2,694,702
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO,
	Series 2019-2 Class A1C, 2.75% due 9/25/2029	13,810,689	13,058,769
	Series 2019-3 Class A1C, 2.75% due 11/25/2029	2,269,999	2,119,261
	Series 2020-2 Class A1C, 2.00% due 9/25/2030	20,003,931	18,387,662
	Series 2020-2 Class A1D, 1.75% due 9/25/2030	26,894,825	24,688,761
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[a]	Series 2013-6 Class B4, 3.522% due 5/25/2043	716,584	573,017
[a]	Series 2013-7 Class B4, 3.506% due 6/25/2043	408,200	326,438
[a,c]	Series 2023-3 Class A1, 6.00% due 9/25/2053	3,896,637	3,927,053
[a,c]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 6.362% (TSFR1M + 1.26%) due 5/15/2038	5,212,000	4,972,297
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2019-3 Class A1, 2.703% due 9/25/2059	111,314	110,068
[a,c]	Series 2019-3 Class A3, 3.082% due 9/25/2059	193,436	191,499
[a,c]	Series 2020-2 Class A1, 1.381% due 5/25/2065	8,072,685	7,351,711
[a,c]	Series 2020-2 Class A2, 1.587% due 5/25/2065	1,568,518	1,435,075
[a,c]	Series 2020-2 Class A3, 1.895% due 5/25/2065	535,509	493,966
[a,c]	Series 2021-2 Class A1, 1.737% due 12/25/2061	13,612,599	11,341,850
[a,c]	Shellpoint Asset Funding Trust, Whole Loan Securities Trust CMO, Series 2013-1 Class A1, 3.75% due 7/25/2043	799,699	769,985
[c]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	13,752,000	11,916,049
[a,c]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2021-5 Class A1, 1.92% due 9/25/2066	21,043,764	18,016,535
[a]	Structured Asset Securities Corp., Mortgage Pass-Through Certificates, Whole Loan Securities Trust CMO, Series 2003-9A Class 2A2, 6.698% due 3/25/2033	251,731	251,731
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2018-1 Class A1, 3.00% due 1/25/2058	172,970	169,790
[a,c]	Series 2018-2 Class A1, 3.25% due 3/25/2058	8,111,966	7,944,127
[a,c]	Series 2018-6 Class A1A, 3.75% due 3/25/2058	4,710,316	4,651,326
[a,c]	TRK Trust, Whole Loan Securities Trust CMO, Series 2022-INV2 Class A1, 4.35% due 6/25/2057	21,400,840	20,866,563
	Verus Securitization Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2020-1 Class M1, 3.021% due 1/25/2060	5,000,000	4,538,827
[a,c]	Series 2021-R1 Class A1, 0.82% due 10/25/2063	4,018,738	3,764,063
[a,c]	Vista Point Securitization Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A1, 1.475% due 4/25/2065	3,329,656	3,145,522
[a,c]	WB Commercial Mortgage Trust, CMBS, Series 2024-HQ Class A, 6.134% due 3/15/2040	4,050,000	4,102,232
[a,c]	WinWater Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2015-3 Class B4, 3.839% due 3/20/2045	998,938	937,535
	TOTAL MORTGAGE BACKED (Cost $2,250,779,442)		2,219,709,236

122 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Income Fund  |  September 30, 2024

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE

	ASSET BACKED SECURITIES — 11.9%

	AUTO RECEIVABLES — 2.0%
[c]	ACM Auto Trust, Series 2023-2A Class A, 7.97% due 6/20/2030	$2,622,438	$2,639,560
[c]	Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A Class A, 6.46% due 4/17/2028	2,862,319	2,885,628
[c]	Avid Automobile Receivables Trust, Series 2023-1 Class A, 6.63% due 7/15/2026	344,165	344,316
	BOF URSA VI Funding Trust I,
[c]	Series 2023-CAR1 Class B, 6.029% due 10/27/2031	2,002,567	2,020,177
[c]	Series 2023-CAR2 Class A2, 5.542% due 10/27/2031	3,877,113	3,902,037
[c]	Series 2023-CAR2 Class B, 6.029% due 10/27/2031	5,261,695	5,297,645
[c]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	7,521,446	7,649,909
	Carvana Auto Receivables Trust,
[c]	Series 2023-N1 Class A, 6.36% due 4/12/2027	2,306,589	2,314,103
[c]	Series 2023-N3 Class A, 6.41% due 9/10/2027	1,993,959	2,006,329
[c]	Series 2023-N4 Class A, 6.42% due 1/10/2028	5,266,398	5,307,756
[c]	CPS Auto Receivables Trust, Series 2020-B Class E, 7.38% due 6/15/2027	1,510,178	1,511,184
	Drive Auto Receivables Trust, Series 2021-3 Class C, 1.47% due 1/15/2027	3,347,043	3,329,533
	FHF Trust,
[c]	Series 2021-1A Class A, 1.27% due 3/15/2027	2,033,277	2,007,452
[c]	Series 2021-2A Class A, 0.83% due 12/15/2026	1,532,961	1,513,555
[c]	Series 2023-1A Class A2, 6.57% due 6/15/2028	2,822,433	2,846,874
[c]	Flagship Credit Auto Trust, Series 2021-4 Class B, 1.49% due 2/15/2027	3,196,956	3,165,159
[c]	GLS Auto Receivables Issuer Trust, Series 2021-4A Class C, 1.94% due 10/15/2027	3,123,366	3,093,979
[a,c]	Kinetic Advantage Master Owner Trust, Series 2024-1A Class A, 7.992% (SOFR30A + 2.65%) due 11/15/2027	15,673,000	15,724,476
	Lendbuzz Securitization Trust,
[c]	Series 2021-1A Class A, 1.46% due 6/15/2026	3,007,290	2,958,072
[c]	Series 2022-1A Class A, 4.22% due 5/17/2027	3,834,091	3,802,675
[c]	Series 2023-2A Class A2, 7.09% due 10/16/2028	3,123,495	3,180,162
[c]	Series 2024-3A Class A2, 4.97% due 10/15/2029	7,265,000	7,262,752
	Lobel Automobile Receivables Trust,
[c]	Series 2023-1 Class A, 6.97% due 7/15/2026	870,619	872,176
[c]	Series 2023-2 Class A, 7.59% due 4/16/2029	1,870,454	1,891,434
	Research-Driven Pagaya Motor Asset Trust,
[c]	Series 2023-3A Class A, 7.13% due 1/26/2032	12,398,447	12,539,401
[c]	Series 2023-4A Class A, 7.54% due 3/25/2032	7,354,934	7,473,106
[c]	SAFCO Auto Receivables Trust, Series 2024-1A Class A, 6.51% due 3/20/2028	4,094,059	4,126,874
	Tricolor Auto Securitization Trust,
[c]	Series 2023-1A Class A, 6.48% due 8/17/2026	225,731	225,792
[c]	Series 2024-2A Class A, 6.36% due 12/15/2027	7,062,016	7,116,592
[c]	United Auto Credit Securitization Trust, Series 2024-1 Class A, 6.17% due 8/10/2026	2,342,110	2,347,884
[c]	Veros Auto Receivables Trust, Series 2024-1 Class A, 6.28% due 11/15/2027	9,687,404	9,756,479
			131,113,071

	CREDIT CARD — 0.6%
[c]	Brex Commercial Charge Card Master Trust, Series 2024-1 Class A1, 6.05% due 7/15/2027	8,627,000	8,765,136
	Mercury Financial Credit Card Master Trust,
[c]	Series 2023-1A Class A, 8.04% due 9/20/2027	14,600,000	14,670,608
[c]	Series 2024-2A Class A, 6.56% due 7/20/2029	9,800,000	9,985,274
[c]	Mission Lane Credit Card Master Trust, Series 2023-B Class A, 7.69% due 11/15/2028	5,000,000	5,073,244
			38,494,262

	OTHER ASSET BACKED — 6.6%
[c]	AFG ABS I LLC, Series 2023-1 Class A2, 6.30% due 9/16/2030	5,322,108	5,358,583
[c]	AMCR ABS Trust, Series 2023-1A Class A, 7.66% due 1/21/2031	1,790,539	1,798,924
[c]	Amur Equipment Finance Receivables X LLC, Series 2022-1A Class A2, 1.64% due 10/20/2027	7,350,878	7,263,880
	Aqua Finance Trust,
[c]	Series 2020-AA Class A, 1.90% due 7/17/2046	7,411,004	6,750,201
[c]	Series 2020-AA Class C, 3.97% due 7/17/2046	6,160,301	5,787,088
[c]	Series 2021-A Class A, 1.54% due 7/17/2046	8,031,732	7,407,944
[c]	Auxilior Term Funding LLC, Series 2023-1A Class A2, 6.18% due 12/15/2028	2,633,447	2,661,085
	BHG Securitization Trust,
[c]	Series 2021-B Class A, 0.90% due 10/17/2034	1,459,909	1,445,680
[c]	Series 2022-A Class A, 1.71% due 2/20/2035	4,525,974	4,496,250
[b,c]	CFG Investments Ltd., Series 2023-1 Class A, 8.56% due 7/25/2034	5,000,000	5,026,927

See notes to financial statements.	Annual Financial Statements | 123

Schedule of Investments, Continued

Thornburg Limited Term Income Fund  |  September 30, 2024

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE

[c]	CFMT Issuer Trust, Series 2021-GRN1 Class A, 1.10% due 3/20/2041	$4,814,011	$4,695,954
[c]	ClickLease Equipment Receivables Trust, Series 2024-1 Class A, 6.86% due 2/15/2030	4,697,567	4,718,029
[c]	CP EF Asset Securitization I LLC, Series 2022-1A Class A, 5.96% due 4/15/2030	2,572,642	2,575,823
[c]	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C Class A, 6.05% due 1/20/2031	7,936,000	8,078,391
[c]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	13,300,000	13,257,078
	Dext ABS LLC,
[c]	Series 2021-1 Class A, 1.12% due 2/15/2028	395,549	394,902
[c]	Series 2023-2 Class A2, 6.56% due 5/15/2034	3,402,917	3,446,190
[c]	Diamond Infrastructure Funding LLC, Series 2021-1A Class A, 1.76% due 4/15/2049	36,000,000	33,496,643
[c]	Diamond Issuer LLC, Series 2021-1A Class A, 2.305% due 11/20/2051	27,894,000	26,015,387
[b,c]	ECAF I Ltd., Series 2015-1A Class A2, 4.947% due 6/15/2040	2,623,868	1,731,785
[c]	EverBright Solar Trust, Series 2024-A Class A, 6.43% due 6/22/2054	9,153,324	9,220,892
	Foundation Finance Trust,
[c]	Series 2019-1A Class B, 4.22% due 11/15/2034	1,773,994	1,758,467
[c]	Series 2020-1A Class A, 3.54% due 7/16/2040	2,026,768	2,001,815
[c]	Series 2020-1A Class B, 4.62% due 7/16/2040	3,000,000	2,964,802
[c]	Series 2021-1A Class A, 1.27% due 5/15/2041	10,383,144	9,592,369
[c]	Series 2021-2A Class A, 2.19% due 1/15/2042	7,024,322	6,587,024
	Goldman Home Improvement Trust Issuer Trust,
[c]	Series 2021-GRN2 Class A, 1.15% due 6/25/2051	5,505,035	5,302,925
[c]	Series 2022-GRN1 Class A, 4.50% due 6/25/2052	3,100,314	3,079,673
[c]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	15,490,534	13,280,219
	GoodLeap Sustainable Home Solutions Trust,
[c]	Series 2021-3CS Class A, 2.10% due 5/20/2048	13,959,839	11,027,589
[c]	Series 2021-4GS Class A, 1.93% due 7/20/2048	13,157,131	10,134,356
[c]	Series 2021-5CS Class A, 2.31% due 10/20/2048	7,653,030	6,170,419
[a,c]	Gracie Point International Funding LLC, Series 2023-2A Class A, 7.619% (SOFR90A + 2.25%) due 3/1/2027	3,747,781	3,757,198
[c]	GreenSky Home Improvement Trust, Series 2024-1 Class A2, 5.88% due 6/25/2059	11,000,000	11,072,877
	HERO Funding Trust,
[c]	Series 2015-1A Class A, 3.84% due 9/21/2040	1,791,042	1,678,092
[c]	Series 2017-2A Class A1, 3.28% due 9/20/2048	386,654	346,842
	Hilton Grand Vacations Trust,
[c]	Series 2019-AA Class A, 2.34% due 7/25/2033	2,292,728	2,237,873
[c]	Series 2020-AA Class A, 2.74% due 2/25/2039	485,198	470,366
[c]	HIN Timeshare Trust, Series 2020-A Class A, 1.39% due 10/9/2039	2,594,944	2,419,253
[c]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	8,395,548	7,613,596
[c]	LendingPoint Asset Securitization Trust, Series 2022-B Class A, 4.77% due 10/15/2029	978,052	975,973
	LendingPoint Pass-Through Trust,
[c]	Series 2022-ST1 Class A, 2.50% due 3/15/2028	909,271	885,257
[c]	Series 2022-ST3 Class A, 4.00% due 5/15/2028	2,198,385	2,179,986
[c]	Loanpal Solar Loan Ltd., Series 2021-1GS Class A, 2.29% due 1/20/2048	14,479,972	11,427,830
[c]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	3,136,553	3,183,398
	Mosaic Solar Loan Trust,
[c]	Series 2019-1A Class A, 4.37% due 12/21/2043	916,387	885,802
[c]	Series 2020-1A Class A, 2.10% due 4/20/2046	3,020,820	2,652,423
[c]	OneMain Financial Issuance Trust, Series 2018-2A Class C, 4.04% due 3/14/2033	4,510,000	4,486,599
[c]	Oportun Funding XIV LLC, Series 2021-A Class A, 1.21% due 3/8/2028	1,244,006	1,216,622
	Oportun Issuance Trust,
[c]	Series 2021-C Class A, 2.18% due 10/8/2031	11,492,000	11,149,668
[c]	Series 2022-A Class A, 5.05% due 6/9/2031	16,410,123	16,390,492
[c]	Pagaya AI Debt Selection Trust, Series 2021-HG1 Class A, 1.22% due 1/16/2029	1,106,115	1,088,273
	Pagaya AI Debt Trust,
[c]	Series 2022-2 Class A, 4.97% due 1/15/2030	656,289	655,665
[c]	Series 2023-1 Class A, 7.556% due 7/15/2030	1,274,482	1,277,634
[a,c]	Series 2023-5 Class AB, 7.421% due 4/15/2031	1,716,714	1,724,958
[c]	Series 2024-1 Class A, 6.66% due 7/15/2031	1,533,252	1,554,867
[c]	Pawnee Equipment Receivables LLC, Series 2021-1 Class A2, 1.10% due 7/15/2027	421,097	419,627
[c]	PowerPay Issuance Trust, Series 2024-1A Class A, 6.53% due 2/18/2039	5,627,155	5,730,321
	Prosper Marketplace Issuance Trust,
[c]	Series 2023-1A Class A, 7.06% due 7/16/2029	692,191	694,525
[c]	Series 2024-1A Class A, 6.12% due 8/15/2029	4,149,047	4,161,752
[c]	Reach ABS Trust, Series 2024-2A Class A, 5.88% due 7/15/2031	6,894,345	6,937,080
[c]	Reach Financial LLC, Series 2023-1A Class A, 7.05% due 2/18/2031	510,532	512,561

124 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Income Fund  |  September 30, 2024

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE

[c]	Retained Vantage Data Centers Issuer LLC, Series 2023-1A Class A2A, 5.00% due 9/15/2048	$12,300,000	$12,264,821
[a,c]	SBA Tower Trust, Series 2014-2A Class C, 3.869% due 10/15/2049	4,610,000	4,606,813
[c]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	10,381,081	10,010,998
[c]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	12,919,012	12,088,202
[c]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	12,915,000	12,472,792
[c]	Stack Infrastructure Issuer LLC, Series 2021-1A Class A2, 1.877% due 3/26/2046	7,500,000	7,161,757
[c]	Sunnova Hestia II Issuer LLC, Series 2024-GRID1 Class 1A, 5.63% due 7/20/2051	9,419,589	9,696,292
	Upstart Pass-Through Trust,
[c]	Series 2021-ST4 Class A, 2.00% due 7/20/2027	601,373	587,780
[c]	Series 2021-ST5 Class A, 2.00% due 7/20/2027	506,102	497,116
[c]	Series 2021-ST6 Class A, 1.85% due 8/20/2027	481,112	479,114
[c]	Series 2021-ST8 Class A, 1.75% due 10/20/2029	239,472	238,932
	Upstart Securitization Trust,
[c]	Series 2023-1 Class A, 6.59% due 2/20/2033	457,991	458,428
[c]	Series 2023-3 Class A, 6.90% due 10/20/2033	2,703,217	2,733,454
	Upstart Structured Pass-Through Trust,
[c]	Series 2022-1A Class A, 3.40% due 4/15/2030	9,860,822	9,741,208
[c]	Series 2022-4A Class A, 7.01% due 11/15/2030	860,209	860,844
			421,213,255

	STUDENT LOAN — 2.7%
[c]	Ascent Education Funding Trust, Series 2024-A Class A, 6.14% due 10/25/2050	9,348,210	9,611,811
	College Ave Student Loans LLC,
[a,c]	Series 2021-A Class A1, 6.069% (TSFR1M + 1.21%) due 7/25/2051	6,662,955	6,439,231
[c]	Series 2021-A Class A2, 1.60% due 7/25/2051	1,540,822	1,391,411
[a,c]	Series 2021-C Class A1, 5.869% (TSFR1M + 1.01%) due 7/26/2055	11,354,526	10,589,356
	Commonbond Student Loan Trust,
[c]	Series 18-CGS Class A1, 3.87% due 2/25/2046	1,297,489	1,255,958
[c]	Series 2020-1 Class A, 1.69% due 10/25/2051	9,115,598	8,254,690
[c]	Series 2021-AGS Class A, 1.20% due 3/25/2052	7,634,227	6,486,159
[c]	Series 2021-BGS Class A, 1.17% due 9/25/2051	8,711,625	7,326,142
[c]	MPOWER Education Trust, Series 2024-A Class A, 6.78% due 7/22/2041	9,440,932	9,710,764
	Navient Private Education Refi Loan Trust,
[a,c]	Series 2019-D Class A2B, 6.261% (TSFR1M + 1.16%) due 12/15/2059	6,155,035	6,149,702
[c]	Series 2021-A Class A, 0.84% due 5/15/2069	2,378,988	2,161,191
[c]	Series 2022-BA Class A, 4.16% due 10/15/2070	17,732,669	17,405,281
	Navient Student Loan Trust,
[a]	Series 2014-1 Class A3, 5.905% (SOFR30A + 0.62%) due 6/25/2031	2,913,930	2,869,457
[a,c]	Series 2019-BA Class A2B, 6.191% (TSFR1M + 1.09%) due 12/15/2059	846,467	843,394
	Nelnet Student Loan Trust,
[a,c]	Series 2013-1A Class A, 5.995% (SOFR30A + 0.71%) due 6/25/2041	1,912,807	1,878,951
[a,c]	Series 2015-2A Class A2, 5.995% (SOFR30A + 0.71%) due 9/25/2042	14,306,143	14,036,933
[a,c]	Series 2015-3A Class A2, 5.995% (SOFR30A + 0.71%) due 2/27/2051	682,614	680,424
[a,c]	Series 2021-CA Class AFL, 5.815% (TSFR1M + 0.85%) due 4/20/2062	8,679,022	8,466,574
[a,c]	Series 2021-DA Class AFL, 5.765% (TSFR1M + 0.80%) due 4/20/2062	12,437,751	12,145,714
[a,b,c]	Prodigy Finance DAC, Series 2021-1A Class A, 6.219% (TSFR1M + 1.36%) due 7/25/2051	1,277,256	1,252,234
	SLM Student Loan Trust,
[a]	Series 2011-2 Class A2, 6.595% (SOFR30A + 1.31%) due 10/25/2034	5,564,399	5,595,635
[a]	Series 2013-6 Class A3, 6.045% (SOFR30A + 0.76%) due 6/26/2028	18,038,679	17,898,019
	SMB Private Education Loan Trust,
[a,c]	Series 2017-B Class A2B, 5.961% (TSFR1M + 0.86%) due 10/15/2035	391,336	389,686
[a,c]	Series 2021-D Class A1B, 5.811% (TSFR1M + 0.71%) due 3/17/2053	5,271,140	5,205,367
[a,c]	Series 2021-E Class A1B, 5.841% (TSFR1M + 0.74%) due 2/15/2051	15,301,324	15,114,805
[a,c]	Towd Point Asset Trust, Series 2021-SL1 Class A2, 5.775% (TSFR1M + 0.81%) due 11/20/2061	3,586,234	3,574,429
			176,733,318
	TOTAL ASSET BACKED SECURITIES (Cost $790,847,472)		767,553,906

	CORPORATE BONDS — 32.2%

	AUTOMOBILES & COMPONENTS — 0.8%
	Automobiles — 0.8%
[a]	American Honda Finance Corp., 5.732% (SOFRINDX + 0.70%) due 11/22/2024	22,550,000	22,551,579
[a,c]	Daimler Truck Finance North America LLC, 5.691% (SOFR + 0.75%) due 12/13/2024	10,414,000	10,422,539

See notes to financial statements.	Annual Financial Statements | 125

Schedule of Investments, Continued

Thornburg Limited Term Income Fund  |  September 30, 2024

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE

	Hyundai Capital America,
[c]	1.80% due 10/15/2025	$3,353,000	$3,258,211
[c]	3.00% due 2/10/2027	1,455,000	1,408,949
[c]	5.30% due 3/19/2027	2,000,000	2,041,600
[c]	5.45% due 6/24/2026	4,100,000	4,168,142
[b,c]	Kia Corp., 2.375% due 2/14/2025	4,800,000	4,757,760
			48,608,780
	BANKS — 1.1%
	Banks — 1.1%
[a,b,c]	DNB Bank ASA, 5.896% (SOFRINDX + 1.95%) due 10/9/2026	7,500,000	7,597,425
	FNB Corp., 5.15% due 8/25/2025	5,748,000	5,744,551
	KeyBank NA, 5.00% due 1/26/2033	7,100,000	7,035,177
[a,b,c]	NBK SPC Ltd., 1.625% (SOFR + 1.05%) due 9/15/2027	13,033,000	12,284,124
	Santander Holdings USA, Inc.,
	3.244% due 10/5/2026	4,023,000	3,913,856
	3.45% due 6/2/2025	4,453,000	4,403,616
[b,c]	Sumitomo Mitsui Trust Bank Ltd., 5.65% due 3/9/2026	3,800,000	3,870,338
	Synchrony Bank, 5.40% due 8/22/2025	7,250,000	7,265,515
[a]	U.S. Bancorp, 5.775% (SOFR + 2.02%) due 6/12/2029	5,381,000	5,638,320
	Wells Fargo & Co.,
[a]	3.908% (SOFR + 1.32%) due 4/25/2026	8,792,000	8,736,786
[a]	4.808% (SOFR + 1.98%) due 7/25/2028	3,448,000	3,487,790
			69,977,498
	CAPITAL GOODS — 0.1%
	Machinery — 0.1%
	Regal Rexnord Corp., 6.05% due 2/15/2026	4,906,000	4,989,108
			4,989,108
	COMMERCIAL & PROFESSIONAL SERVICES — 0.7%
	Commercial Services & Supplies — 0.7%
	Element Fleet Management Corp.,
[b,c]	5.643% due 3/13/2027	4,400,000	4,512,816
[b,c]	6.271% due 6/26/2026	11,400,000	11,709,510
[b,c]	6.319% due 12/4/2028	3,422,000	3,644,943
	Quanta Services, Inc.,
	0.95% due 10/1/2024	5,296,000	5,296,000
	4.75% due 8/9/2027	3,500,000	3,537,205
[c]	UL Solutions, Inc., 6.50% due 10/20/2028	12,800,000	13,693,568
			42,394,042
	CONSUMER SERVICES — 0.1%
	Hotels, Restaurants & Leisure — 0.1%
	Warnermedia Holdings, Inc., 6.412% due 3/15/2026	10,000,000	10,001,000
			10,001,000
	ENERGY — 2.1%
	Oil, Gas & Consumable Fuels — 2.1%
[c]	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	9,092,000	9,023,173
[c]	El Paso Natural Gas Co. LLC, 3.50% due 2/15/2032	4,068,000	3,619,544
[c]	Florida Gas Transmission Co. LLC, 2.30% due 10/1/2031	2,934,000	2,488,912
	Galaxy Pipeline Assets Bidco Ltd.,
[b,c]	1.75% due 9/30/2027	20,035,653	19,170,313
[b,c]	2.16% due 3/31/2034	7,773,571	6,898,966
[b,c,e,f]	Gazprom PJSC via Gaz Finance plc, 3.50% due 7/14/2031	32,475,000	17,112,376
[c]	Gray Oak Pipeline LLC, 3.45% due 10/15/2027	12,955,000	12,526,449
[b,c]	Greensaif Pipelines Bidco SARL, 5.853% due 2/23/2036	4,160,000	4,306,515
[c]	Midwest Connector Capital Co. LLC, 4.625% due 4/1/2029	13,090,000	13,026,383
[b,c,d]	SA Global Sukuk Ltd., 4.25% due 10/2/2029	24,040,000	23,817,390
[c]	South Bow USA Infrastructure Holdings LLC, 4.911% due 9/1/2027	2,000,000	2,015,320

126 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Income Fund  |  September 30, 2024

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE

[b,c]	TMS Issuer SARL, 5.78% due 8/23/2032	$10,700,000	$11,253,939
[c]	Whistler Pipeline LLC, 5.40% due 9/30/2029	6,985,000	7,132,314
			132,391,594

	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.6%
	Diversified REITs — 1.6%
	American Tower Corp., 2.40% due 3/15/2025	12,850,000	12,694,258
[c]	American Tower Trust #1, 3.652% due 3/15/2048	8,015,000	7,786,154
	Crown Castle, Inc.,
	2.90% due 3/15/2027	2,750,000	2,660,763
	4.90% due 9/1/2029	6,181,000	6,284,841
	Realty Income Corp., 5.05% due 1/13/2026	6,146,000	6,148,950
	SBA Tower Trust,
[c]	1.631% due 5/15/2051	26,000,000	24,343,649
[c]	1.84% due 4/15/2027	8,140,000	7,572,201
[c]	2.836% due 1/15/2050	12,661,000	12,570,065
[c,d]	4.831% due 10/15/2029	6,480,000	6,444,684
[c]	6.599% due 11/15/2052	7,950,000	8,273,350
	Vornado Realty LP, 2.15% due 6/1/2026	7,000,000	6,664,140
			101,443,055

	FINANCIAL SERVICES — 5.4%
	Capital Markets — 2.0%
[b,c]	Abu Dhabi Developmental Holding Co. PJSC, 5.375% due 5/8/2029	15,500,000	16,145,885
	Ares Capital Corp., 3.25% due 7/15/2025	9,335,000	9,186,947
	Blue Owl Credit Income Corp., 3.125% due 9/23/2026	19,056,000	18,199,433
	Blue Owl Technology Finance Corp.,
[c]	3.75% due 6/17/2026	12,276,000	11,808,775
[c]	4.75% due 12/15/2025	25,494,000	25,117,454
	Hercules Capital, Inc.,
	2.625% due 9/16/2026	14,120,000	13,353,708
	3.375% due 1/20/2027	7,458,000	7,100,090
	Main Street Capital Corp., 3.00% due 7/14/2026	8,163,000	7,822,276
	Sixth Street Specialty Lending, Inc., 3.875% due 11/1/2024	21,673,000	21,625,970
	Financial Services — 3.4%
	Antares Holdings LP,
[c]	2.75% due 1/15/2027	7,360,000	6,881,968
[c]	3.95% due 7/15/2026	14,391,000	13,983,879
[b]	Banco Santander SA, 5.147% due 8/18/2025	10,000,000	10,027,400
	Bank of America Corp.,
[a]	1.319% (SOFR + 1.15%) due 6/19/2026	6,665,000	6,500,708
[a]	4.948% (SOFR + 2.04%) due 7/22/2028	6,007,000	6,111,221
	BNP Paribas SA,
[a,b,c]	2.219% (SOFR + 2.07%) due 6/9/2026	3,500,000	3,432,940
[a,b,c]	2.591% (SOFR + 1.23%) due 1/20/2028	3,650,000	3,501,992
[a,b,c]	2.819% (TSFR3M + 1.37%) due 11/19/2025	4,775,000	4,756,759
[a]	Charles Schwab Corp., 6.033% (SOFRINDX + 1.05%) due 3/3/2027	18,833,000	18,925,282
	Citigroup, Inc.,
[a]	1.122% (SOFR + 0.77%) due 1/28/2027	1,332,000	1,274,351
[a]	1.462% (SOFR + 0.77%) due 6/9/2027	7,328,000	6,983,731
[a]	3.106% (SOFR + 2.84%) due 4/8/2026	4,265,000	4,223,459
	3.40% due 5/1/2026	2,425,000	2,394,421
[a,b]	Deutsche Bank AG, 2.552% (SOFR + 1.32%) due 1/7/2028	4,940,000	4,707,672
[a]	Goldman Sachs Group, Inc., 5.761% (SOFR + 0.82%) due 9/10/2027	10,881,000	10,863,373
	HSBC Holdings plc,
[a,b]	1.645% (SOFR + 1.54%) due 4/18/2026	3,025,000	2,969,128
[a,b]	4.041% (TSFR3M + 1.81%) due 3/13/2028	6,100,000	6,035,096
[a,b]	4.18% (SOFR + 1.51%) due 12/9/2025	5,400,000	5,386,176
[a,b]	4.583% (TSFR3M + 1.80%) due 6/19/2029	3,000,000	3,001,710
[a,b]	5.887% (SOFR + 1.57%) due 8/14/2027	6,500,000	6,678,100
	JPMorgan Chase & Co.,
[a]	1.04% (TSFR3M + 0.70%) due 2/4/2027	4,690,000	4,483,077
[a]	3.54% (TSFR3M + 1.64%) due 5/1/2028	3,040,000	2,985,402

See notes to financial statements.	Annual Financial Statements | 127

Schedule of Investments, Continued

Thornburg Limited Term Income Fund  |  September 30, 2024

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE

[a]	4.08% (SOFR + 1.32%) due 4/26/2026	$5,500,000	$5,473,545
[a]	5.943% (SOFR + 0.92%) due 2/24/2026	10,418,000	10,437,690
[a,b]	Mitsubishi UFJ Financial Group, Inc., 5.017% (H15T1Y + 1.95%) due 7/20/2028	3,285,000	3,349,714
	Morgan Stanley,
[a]	5.70% (SOFR + 0.51%) due 1/22/2025	11,785,000	11,787,239
[a]	Series I, 0.864% (SOFR + 0.75%) due 10/21/2025	6,165,000	6,149,033
	Societe Generale SA,
[a,b,c]	1.792% (H15T1Y + 1.00%) due 6/9/2027	4,933,000	4,682,157
[b,c]	2.625% due 1/22/2025	4,000,000	3,964,120
[a,b,c]	6.267% (SOFR + 1.05%) due 1/21/2026	6,400,000	6,407,424
[b]	Sumitomo Mitsui Financial Group, Inc., 1.402% due 9/17/2026	11,650,000	11,040,938
	UBS Group AG,
[a,b,c]	1.494% (H15T1Y + 0.85%) due 8/10/2027	7,121,000	6,730,342
[a,b,c]	6.373% (SOFR + 3.34%) due 7/15/2026	4,300,000	4,347,214
	Western Union Co., 2.85% due 1/10/2025	7,256,000	7,201,362
			348,039,161

	FOOD, BEVERAGE & TOBACCO — 0.8%
	Beverages — 0.5%
[b,c]	Becle SAB de CV, 2.50% due 10/14/2031	28,038,000	23,349,486
	Constellation Brands, Inc., 5.00% due 2/2/2026	2,750,000	2,748,927
	Huntington Ingalls Industries, Inc., 3.483% due 12/1/2027	2,640,000	2,570,515
	Tobacco — 0.3%
	BAT Capital Corp., 3.215% due 9/6/2026	4,632,000	4,533,570
[b,c]	Imperial Brands Finance plc, 5.50% due 2/1/2030	16,500,000	17,022,390
			50,224,888

	HEALTH CARE EQUIPMENT & SERVICES — 1.3%
	Health Care Equipment & Supplies — 0.4%
[c]	Dentsply Sirona, Inc., 5.456% due 10/28/2024	12,200,000	12,151,048
[b,c]	Olympus Corp., 2.143% due 12/8/2026	14,061,000	13,395,071
	Health Care Providers & Services — 0.9%
	Centene Corp., 4.625% due 12/15/2029	4,906,000	4,803,121
[c]	Highmark, Inc., 1.45% due 5/10/2026	20,542,000	19,506,067
	Humana, Inc., 5.70% due 3/13/2026	14,746,000	14,749,686
	Laboratory Corp. of America Holdings,
	1.55% due 6/1/2026	4,855,000	4,637,059
	4.55% due 4/1/2032	13,906,000	13,750,392
			82,992,444

	INSURANCE — 6.7%
	Insurance — 6.7%
[c]	American National Group, Inc., 6.144% due 6/13/2032	25,662,000	25,510,594
[b,c]	Ascot Group Ltd., 4.25% due 12/15/2030	12,308,000	10,744,761
[c]	Belrose Funding Trust, 2.33% due 8/15/2030	9,685,000	8,307,793
	Brighthouse Financial Global Funding,
[c]	1.55% due 5/24/2026	7,538,000	7,174,668
[c]	2.00% due 6/28/2028	10,733,000	9,692,221
	Brown & Brown, Inc., 5.65% due 6/11/2034	9,676,000	10,147,318
	CNO Global Funding,
[c]	1.65% due 1/6/2025	5,359,000	5,305,088
[c]	1.75% due 10/7/2026	9,414,000	8,916,376
[b,c]	DaVinciRe Holdings Ltd., 4.75% due 5/1/2025	11,510,000	11,423,215
[b]	Enstar Group Ltd., 3.10% due 9/1/2031	10,476,000	9,052,835
	Equitable Financial Life Global Funding,
[c]	1.00% due 1/9/2026	8,665,000	8,306,442
[c]	1.40% due 7/7/2025 - 8/27/2027	16,048,000	15,425,000
[c]	1.80% due 3/8/2028	6,800,000	6,221,796
	F&G Global Funding,
[c]	1.75% due 6/30/2026	16,912,000	16,018,708
[c]	2.00% due 9/20/2028	6,795,000	6,054,549
[c]	2.30% due 4/11/2027	11,752,000	10,998,462
[b,c]	Fidelis Insurance Holdings Ltd., 4.875% due 6/30/2030	17,531,000	17,802,906

128 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Income Fund  |  September 30, 2024

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE

	Fidelity National Financial, Inc.,
	2.45% due 3/15/2031	$8,797,000	$7,625,240
	4.50% due 8/15/2028	3,720,000	3,734,322
	First American Financial Corp.,
	2.40% due 8/15/2031	2,261,000	1,898,697
	4.00% due 5/15/2030	4,316,000	4,103,135
	GA Global Funding Trust,
[c]	1.625% due 1/15/2026	1,940,000	1,867,793
[c]	2.25% due 1/6/2027	6,479,000	6,170,146
[c]	3.85% due 4/11/2025	12,460,000	12,380,381
[c]	Global Atlantic Fin Co., 4.40% due 10/15/2029	13,200,000	12,713,316
	Horace Mann Educators Corp.,
	4.50% due 12/1/2025	6,533,000	6,495,501
	7.25% due 9/15/2028	2,952,000	3,202,831
	Jackson National Life Global Funding,
[c]	5.25% due 4/12/2028	8,153,000	8,242,765
[c]	5.50% due 1/9/2026	12,660,000	12,783,815
	Mercury General Corp., 4.40% due 3/15/2027	2,901,000	2,870,888
	Mutual of Omaha Cos Global Funding,
[c]	5.35% due 4/9/2027	13,420,000	13,762,478
[c]	5.45% due 12/12/2028	7,740,000	8,022,742
[a,c]	Nationwide Mutual Insurance Co., 7.498% (SOFR + 2.18%) due 12/15/2024	22,246,000	22,295,164
[a,c]	New York Life Global Funding, 5.426% (SOFR + 0.48%) due 6/9/2026	22,760,000	22,770,242
	Pacific Life Global Funding II,
[a,c]	5.596% (SOFR + 0.62%) due 6/4/2026	10,530,000	10,529,895
[a,c]	5.669% (SOFRINDX + 0.80%) due 3/30/2025	653,000	654,247
[c]	Protective Life Corp., 3.40% due 1/15/2030	6,698,000	6,338,987
[c]	Protective Life Global Funding, 1.17% due 7/15/2025	4,000,000	3,893,600
	Reliance Standard Life Global Funding II,
[c]	1.512% due 9/28/2026	10,762,000	10,080,227
[c]	5.243% due 2/2/2026	17,412,000	17,497,319
	RGA Global Funding,
[c]	2.70% due 1/18/2029	4,515,000	4,193,938
[c]	5.448% due 5/24/2029	6,000,000	6,245,460
[c]	5.50% due 1/11/2031	4,148,000	4,335,614
[c]	Sammons Financial Group, Inc., 4.45% due 5/12/2027	7,950,000	7,868,115
	Stewart Information Services Corp., 3.60% due 11/15/2031	22,401,000	19,637,613
	Willis North America, Inc., 4.65% due 6/15/2027	4,541,000	4,579,462
			433,896,665

	MATERIALS — 0.9%
	Chemicals — 0.0%
[b,e,f]	Phosagro OAO Via Phosagro Bond Funding DAC, 3.05% due 1/23/2025	2,525,000	2,090,978
	Containers & Packaging — 0.5%
[c]	Graphic Packaging International LLC, 1.512% due 4/15/2026	6,873,000	6,494,641
[c]	Silgan Holdings, Inc., 1.40% due 4/1/2026	14,004,000	13,287,975
	Sonoco Products Co., 1.80% due 2/1/2025	8,725,000	8,628,938
	Metals & Mining — 0.4%
[b]	AngloGold Ashanti Holdings plc, 3.375% due 11/1/2028	19,785,000	18,642,614
[b,c,e,f]	Metalloinvest Finance DAC, 3.375% due 10/22/2028	12,700,000	6,366,510
[b,c]	POSCO, 5.625% due 1/17/2026	2,400,000	2,429,280
			57,940,936

	MEDIA & ENTERTAINMENT — 0.4%
	Media — 0.4%
	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.65% due 2/1/2034	14,750,000	15,420,535
	Comcast Corp.,
	4.20% due 8/15/2034	6,290,000	6,082,618
	4.25% due 1/15/2033	4,664,000	4,581,121
			26,084,274

See notes to financial statements.	Annual Financial Statements | 129

Schedule of Investments, Continued

Thornburg Limited Term Income Fund  |  September 30, 2024

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.5%
	Biotechnology — 0.3%
	Amgen, Inc., 5.507% due 3/2/2026	$7,240,000	$7,240,217
	Bio-Rad Laboratories, Inc., 3.30% due 3/15/2027	2,320,000	2,261,281
	Illumina, Inc.,
	4.65% due 9/9/2026	2,634,000	2,650,384
	5.80% due 12/12/2025	5,600,000	5,672,520
	Pharmaceuticals — 0.2%
[c]	Bayer U.S. Finance II LLC, 4.25% due 12/15/2025	1,750,000	1,736,892
	Cigna Group, 5.685% due 3/15/2026	11,172,000	11,172,112
	Viatris, Inc., 2.30% due 6/22/2027	4,935,000	4,651,484
			35,384,890

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
	Semiconductors & Semiconductor Equipment — 1.1%
	Microchip Technology, Inc., 4.25% due 9/1/2025	10,634,000	10,595,505
	Qorvo, Inc.,
	1.75% due 12/15/2024	9,528,000	9,451,681
[c]	3.375% due 4/1/2031	14,210,000	12,722,781
[b,c]	Renesas Electronics Corp., 1.543% due 11/26/2024	23,271,000	23,142,544
[b,c]	SK Hynix, Inc., 1.50% due 1/19/2026	10,200,000	9,795,774
	Skyworks Solutions, Inc., 1.80% due 6/1/2026	3,574,000	3,417,316
			69,125,601

	SOFTWARE & SERVICES — 1.7%
	Information Technology Services — 0.9%
	Block Financial LLC, 2.50% due 7/15/2028	10,392,000	9,649,076
	DXC Technology Co., 2.375% due 9/15/2028	18,253,000	16,536,488
[b]	Genpact Luxembourg SARL, 3.375% due 12/1/2024	5,100,000	5,077,305
[b]	Genpact Luxembourg SARL/Genpact USA, Inc., 1.75% due 4/10/2026	5,335,000	5,108,529
	Global Payments, Inc.,
	1.20% due 3/1/2026	3,534,000	3,378,610
	1.50% due 11/15/2024	2,044,000	2,033,800
	Kyndryl Holdings, Inc., 2.05% due 10/15/2026	7,614,000	7,239,620
[c]	Wipro IT Services LLC, 1.50% due 6/23/2026	10,647,000	10,135,838
	Internet Software & Services — 0.4%
	Prosus NV,
[b,c]	3.061% due 7/13/2031	7,816,000	6,898,949
[b,c]	3.257% due 1/19/2027	6,400,000	6,171,904
[b,c]	4.193% due 1/19/2032	13,254,000	12,416,877
	Software — 0.4%
[c]	Infor, Inc., 1.75% due 7/15/2025	12,382,000	12,046,819
[b,c]	Open Text Corp., 6.90% due 12/1/2027	9,723,000	10,260,390
	VMware LLC, 4.50% due 5/15/2025	4,543,000	4,531,552
			111,485,757

	TECHNOLOGY HARDWARE & EQUIPMENT — 1.1%
	Electronic Equipment, Instruments & Components — 0.9%
	Avnet, Inc., 6.25% due 3/15/2028	3,938,000	4,138,759
	CDW LLC/CDW Finance Corp., 3.25% due 2/15/2029	9,124,000	8,608,403
	TD SYNNEX Corp., 1.75% due 8/9/2026	27,306,000	25,954,080
	Trimble, Inc., 4.75% due 12/1/2024	17,000,000	16,955,120
	Vontier Corp., 1.80% due 4/1/2026	5,272,000	5,045,515
	Technology Hardware, Storage & Peripherals — 0.2%
[b,c]	Lenovo Group Ltd., 5.831% due 1/27/2028	10,065,000	10,383,155
			71,085,032

	TELECOMMUNICATION SERVICES — 0.8%
	Diversified Telecommunication Services — 0.8%
	AT&T, Inc., 5.539% due 2/20/2026	31,242,000	31,239,500
[b,c]	NBN Co. Ltd., 1.45% due 5/5/2026	20,000,000	19,135,400

130 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Income Fund  |  September 30, 2024

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE

	Wireless Telecommunication Services — 0.0%
	T-Mobile USA, Inc., 2.25% due 2/15/2026	$4,275,000	$4,156,369
			54,531,269

	TRANSPORTATION — 0.0%
	Diversified Consumer Services — 0.0%
	University of Chicago, Series 12-B, 3.065% due 10/1/2024	183,000	183,000
			183,000

	UTILITIES — 5.0%
	Electric Utilities — 4.5%
	AEP Texas, Inc.,
	5.40% due 6/1/2033	4,350,000	4,473,497
	Series I, 2.10% due 7/1/2030	8,375,000	7,377,789
[c]	Alliant Energy Finance LLC, 1.40% due 3/15/2026	5,240,000	4,961,651
	Appalachian Power Co.,
	3.40% due 6/1/2025	3,000,000	2,969,820
	Series AA, 2.70% due 4/1/2031	5,750,000	5,137,683
	Arizona Public Service Co., 5.70% due 8/15/2034	4,517,000	4,771,307
	Avangrid, Inc.,
	3.15% due 12/1/2024	8,870,000	8,831,859
	3.20% due 4/15/2025	10,395,000	10,289,595
	Black Hills Corp., 2.50% due 6/15/2030	5,490,000	4,886,594
[c]	Caledonia Generating LLC, 1.95% due 2/28/2034	16,340,051	13,948,505
	CenterPoint Energy, Inc., 5.40% due 6/1/2029	12,000,000	12,462,840
	Comision Federal de Electricidad,
[b,c]	3.348% due 2/9/2031	8,740,000	7,519,721
[b]	5.00% due 9/29/2036	16,732,800	15,225,175
	Connecticut Light & Power Co., 4.95% due 8/15/2034	4,066,000	4,181,271
	Dominion Energy, Inc., Series B, 3.60% due 3/15/2027	8,076,000	7,947,915
	DTE Energy Co.,
	4.875% due 6/1/2028	3,477,000	3,551,234
	5.85% due 6/1/2034	6,458,000	6,935,311
[b,c]	Electricite de France SA, 5.65% due 4/22/2029	16,730,000	17,539,732
	Enel Finance International NV,
[b,c]	1.625% due 7/12/2026	9,500,000	9,042,100
[b,c]	2.125% due 7/12/2028	8,844,000	8,121,268
[b,c]	2.50% due 7/12/2031	3,049,000	2,648,971
	Entergy Mississippi LLC, 3.25% due 12/1/2027	4,727,000	4,581,030
	Entergy Texas, Inc.,
	1.50% due 9/1/2026	8,640,000	8,184,499
	3.45% due 12/1/2027	9,000,000	8,730,630
	Evergy Missouri West, Inc.,
[c]	5.15% due 12/15/2027	9,711,000	9,943,676
[c]	5.65% due 6/1/2034	6,650,000	7,042,084
	FirstEnergy Pennsylvania Electric Co.,
[c]	5.15% due 3/30/2026	980,000	987,830
[c]	5.20% due 4/1/2028	1,475,000	1,511,359
	FirstEnergy Transmission LLC,
[c]	4.55% due 1/15/2030	2,585,000	2,607,619
[c]	5.00% due 1/15/2035	4,735,000	4,809,482
	Interstate Power & Light Co., 4.95% due 9/30/2034	4,747,000	4,820,863
	ITC Holdings Corp.,
[c]	2.95% due 5/14/2030	1,883,000	1,738,160
[c]	4.95% due 9/22/2027	12,703,000	12,888,972
[c]	5.65% due 5/9/2034	14,000,000	14,762,440
[c]	Jersey Central Power & Light Co., 4.30% due 1/15/2026	5,914,000	5,891,704
[c]	Liberty Utilities Co., 5.577% due 1/31/2029	5,240,000	5,418,422
[c]	Liberty Utilities Finance GP 1, 2.05% due 9/15/2030	9,518,000	8,194,332
[c]	Midland Cogeneration Venture LP, 6.00% due 3/15/2025	138,052	136,541
	NextEra Energy Capital Holdings, Inc.,
	5.749% due 9/1/2025	7,416,000	7,493,794
	6.051% due 3/1/2025	4,701,000	4,721,496

See notes to financial statements.	Annual Financial Statements | 131

Schedule of Investments, Continued

Thornburg Limited Term Income Fund  |  September 30, 2024

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE

	Puget Energy, Inc.,
	2.379% due 6/15/2028	$2,734,000	$2,531,547
	4.10% due 6/15/2030	2,616,000	2,518,789
	Tucson Electric Power Co., 5.20% due 9/15/2034	5,985,000	6,125,348
	Wisconsin Power & Light Co., 5.375% due 3/30/2034	4,510,000	4,723,819
	Gas Utilities — 0.5%
[c]	Brooklyn Union Gas Co., 3.407% due 3/10/2026	10,931,000	10,732,165
[c]	KeySpan Gas East Corp., 5.994% due 3/6/2033	8,132,000	8,520,222
	Southwest Gas Corp.,
	4.05% due 3/15/2032	3,024,000	2,876,580
	5.80% due 12/1/2027	4,828,000	5,015,471
	Spire Missouri, Inc., Series 2034, 5.15% due 8/15/2034	2,327,000	2,418,055
			322,750,767
	TOTAL CORPORATE BONDS (Cost $2,122,711,668)		2,073,529,761

	LONG-TERM MUNICIPAL BONDS — 0.1%
	Canadian County Educational Facilities Authority (Mustang Public Schools Project) ISD, Series B, 5.50% due 9/1/2031	5,035,000	5,350,503
	TOTAL LONG-TERM MUNICIPAL BONDS (Cost $5,035,000)		5,350,503

	PREFERRED STOCK — 0.6%

	FINANCIAL SERVICES — 0.6%
	Capital Markets — 0.6%
[g]	Calamos Strategic Total Return Fund, 6.24% due 9/9/2029	370,000	9,250,000
[a,g]	Gabelli Dividend & Income Trust, Series J, 4.50% due 3/26/2028	1,162	27,778,772
			37,028,772
	TOTAL PREFERRED STOCK (Cost $38,269,196)		37,028,772

	SHORT-TERM INVESTMENTS — 8.1%
[h]	Thornburg Capital Management Fund	52,153,999	521,539,993
	TOTAL SHORT-TERM INVESTMENTS (Cost $521,539,993)		521,539,993

	TOTAL INVESTMENTS — 100.5% (Cost $6,534,838,956)		$6,464,290,932

	LIABILITIES NET OF OTHER ASSETS — (0.5)%		(34,131,315)

	NET ASSETS — 100.0%		$6,430,159,617

Footnote Legend

a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on September 30, 2024.

b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the aggregate value of these securities in the Fund’s portfolio was $3,022,010,935, representing 47.00% of the Fund’s net assets.

d	When-issued security.

e	Bond in default.

f	Non-income producing.

g	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.

h	Investment in Affiliates.

132 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Income Fund  |  September 30, 2024

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ABS	Asset Backed Securities	REMIC	Real Estate Mortgage Investment Conduit
CMBS	Commercial Mortgage-Backed Securities	SOFR	Secured Overnight Financing Rate
CMO	Collateralized Mortgage Obligation	SOFR30A	Secured Overnight Financing Rate 30-Day Average
CMT	Constant Maturity Rate	SOFR90A	Secured Overnight Financing Rate 90-Day Average
DAC	Designated Activity Company	SOFRINDX	Secured Overnight Financing Rate Index
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year	TSFR1M	Term SOFR 1 Month
ISD	Independent School District	TSFR3M	Term SOFR 3 Month
Mtg	Mortgage	UMBS	Uniform Mortgage Backed Securities

See notes to financial statements.	Annual Financial Statements | 133

Schedule of Investments

Thornburg Core Plus Bond Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

	U.S. TREASURY SECURITIES — 27.7%
	U.S. Treasury Inflation-Indexed Bonds,
	1.50% due 2/15/2053	$629,576	$569,618
	2.125% due 2/15/2054	2,818,310	2,934,015
	U.S. Treasury Inflation-Indexed Notes, 1.125% due 1/15/2033	770,807	743,889
	U.S. Treasury Notes,
	1.125% due 8/15/2040	5,275,000	3,454,301
	1.375% due 11/15/2040	2,660,000	1,805,059
	1.75% due 8/15/2041	4,287,000	3,039,081
	1.875% due 11/15/2051	295,000	183,776
	2.375% due 2/15/2042	1,403,000	1,092,805
	3.75% due 12/31/2030	300,000	301,805
	3.875% due 8/15/2033 - 8/15/2034	6,172,000	6,219,557
	4.00% due 2/15/2034	1,625,000	1,653,184
	4.125% due 8/15/2053	155,000	154,395
	4.25% due 2/15/2054	2,505,000	2,553,534
	4.375% due 5/15/2034	6,255,000	6,552,112
	4.50% due 11/15/2033	6,477,000	6,841,331
	U.S. Treasury Strip Coupon,
	6.351% due 11/15/2036	1,000,000	612,064
	6.986% due 11/15/2040	4,625,000	2,310,259
	7.646% due 11/15/2041	3,500,000	1,664,002
	7.668% due 2/15/2043	1,775,000	789,023
	7.936% due 5/15/2044	5,475,000	2,295,629
	TOTAL U.S. TREASURY SECURITIES (Cost $43,271,155)		45,769,439

	U.S. GOVERNMENT AGENCIES — 0.6%
[a,b,c]	Farm Credit Bank of Texas, Series 4, 5.70% (5-Yr. CMT + 5.420%) due 9/15/2025	465,000	465,316
	Federal Home Loan Banks, 2.90% due 2/18/2037	625,000	522,263
	TOTAL U.S. GOVERNMENT AGENCIES (Cost $963,908)		987,579

	OTHER GOVERNMENT — 0.5%
[a,d]	Corp. Financiera de Desarrollo SA, 5.95% due 4/30/2029	250,000	258,580
[a]	Dominican Republic International Bonds (DOP), 10.75% due 6/1/2036	16,000,000	282,824
	Egypt Government Bonds (EGP), Series 3Y, 23.865% due 6/4/2027	8,000,000	160,346
[a,d]	Finance Department Government of Sharjah, 4.00% due 7/28/2050	250,000	174,393
	TOTAL OTHER GOVERNMENT (Cost $844,698)		876,143

	MORTGAGE BACKED — 28.9%
	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-G Class A, 1.875% due 6/25/2061	516,256	506,498
[a,c]	Series 2023-B Class A, 4.25% due 10/25/2062	580,227	565,690
[a,c]	Series 2023-C Class A1, 3.50% due 5/25/2063	547,858	518,472
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2022-1 Class A1, 2.881% due 12/25/2066	112,155	104,961
[a,c]	Series 2024-3 Class A1, 4.80% due 11/26/2068	185,694	184,822
	Barclays Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-NPL1 Class A, 2.00% due 11/25/2051	340,397	334,601
[a,c]	Series 2022-RPL1 Class A, 4.25% due 2/25/2028	381,705	373,838
	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-NQM3 Class A1, 1.699% due 4/25/2060	36,438	33,310
[a,c]	Series 2022-NQM3 Class A1, 5.108% due 7/25/2062	76,090	76,286
[a,c]	Series 2024-NQM4 Class A1A, 4.35% due 1/25/2060	325,414	319,695
[a]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	400,000	357,582
	CHNGE Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2022-1 Class A1, 3.007% due 1/25/2067	100,043	93,698
[a,c]	Series 2023-1 Class A1, 7.065% due 3/25/2058	279,972	283,533
[a,c]	CIM Trust, Whole Loan Securities Trust CMO, Series 2024-R1 Class A1, 4.75% due 6/25/2064	461,979	459,527
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-INV2 Class A3A, 2.50% due 5/25/2051	77,052	66,270
[a,c]	Series 2021-J2 Class A7A, 2.50% due 7/25/2051	300,470	269,411

134 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Core Plus Bond Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

[a]	Cogent Ipv4 LLC, CMBS, Series 2024-1A Class A2, 7.924% due 5/25/2054	$250,000	$262,006
[a]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	485,000	509,322
	Cross Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2023-H1 Class A1, 6.615% due 3/25/2068	367,112	372,528
[a,c]	Series 2024-H4 Class A1, 6.147% due 7/25/2069	311,898	316,634
	CSMC Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-AFC1 Class-A1, 0.83% due 3/25/2056	50,311	41,633
[a,c]	Series 2022-ATH2 Class A1, 4.547% due 5/25/2067	110,771	110,101
[a]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	200,000	176,607
[a,c]	FARM Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 4.721% due 10/1/2053	316,186	308,608
[c]	Federal Home Loan Mtg Corp., Pool 841463, 2.156% (2.18% - SOFR30A) due 7/1/2052	108,069	96,509
	Federal Home Loan Mtg Corp., CMO REMIC, Series 5461 Class PA, 4.50% due 8/25/2054	575,000	566,184
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS,
[c]	Series K-154 Class A2, 4.35% due 1/25/2033	107,000	108,335
	Series KJ46 Class A2, 4.796% due 10/25/2031	32,000	33,102
[c]	Series KJ47 Class A2, 5.43% due 6/25/2031	22,000	23,330
	Series KJ48 Class A2, 5.028% due 10/25/2031	56,000	58,532
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
	Series 2024-1 Class MT, 3.00% due 11/25/2063	498,979	426,046
	Series 2024-2 Class MT, 3.50% due 5/25/2064	622,750	562,483
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA6665, 3.00% due 2/1/2052	1,182,283	1,060,802
	Pool SD8140, 2.00% due 4/1/2051	421,083	349,562
	Pool SD8206, 3.00% due 4/1/2052	1,461,047	1,314,333
	Pool SD8213, 3.00% due 5/1/2052	1,138,483	1,022,244
	Pool SD8225, 3.00% due 7/1/2052	192,054	172,421
	Pool SD8244, 4.00% due 9/1/2052	1,165,580	1,119,835
	Federal National Mtg Assoc.,
	Pool BL8603, 2.07% due 10/1/2050	467,057	335,528
[c]	Pool BM7277, 1.972% (2.07% - SOFR30A) due 8/1/2051	114,397	103,287
[c]	Pool BM7341, 2.409% (RFUCCT1Y + 1.61%) due 12/1/2050	515,822	481,734
	Pool BS1289, 2.17% due 3/1/2051	476,973	334,644
	Federal National Mtg Assoc., CMO REMIC,
	Series 2024-25 Class VB, 5.50% due 3/25/2035	340,064	349,120
	Series 2024-70 Class MP, 4.50% due 10/25/2054	575,000	564,862
	Federal National Mtg Assoc., UMBS Collateral,
	Pool BV4119, 2.50% due 3/1/2052	639,729	552,295
	Pool CB0199, 3.00% due 4/1/2051	407,513	365,640
	Pool CB1134, 2.50% due 7/1/2051	2,044,402	1,763,596
	Pool CB2301, 3.00% due 12/1/2051	486,480	436,493
	Pool CB2399, 2.50% due 12/1/2051	562,262	486,998
	Pool CB2404, 2.50% due 12/1/2051	305,647	263,841
	Pool CB2665, 3.00% due 1/1/2052	272,788	244,758
	Pool CB3050, 2.50% due 3/1/2052	366,473	316,719
	Pool FM8761, 2.50% due 9/1/2051	769,486	663,976
	Pool FS0957, 3.00% due 3/1/2052	507,589	456,815
	Pool FS2676, 3.00% due 6/1/2052	340,967	305,932
	Pool FS4198, 3.00% due 4/1/2052	1,950,272	1,749,878
	Pool FS4862, 2.50% due 10/1/2051	275,001	237,517
	Pool FS4919, 2.50% due 5/1/2053	381,897	329,702
	Pool FS7059, 3.00% due 7/1/2052	545,578	491,349
	Pool FS7065, 3.00% due 3/1/2053	2,931,550	2,636,036
	Pool FS7879, 2.50% due 7/1/2052	1,058,162	912,820
	Pool FS9157, 2.00% due 5/1/2042	675,000	587,409
	Pool MA4399, 2.50% due 8/1/2051	342,031	296,528
	Pool MA4548, 2.50% due 2/1/2052	1,918,449	1,659,657
	Pool MA4578, 2.50% due 4/1/2052	2,086,455	1,801,293
	Pool MA4599, 3.00% due 5/1/2052	2,257,889	2,026,615
	Pool MA4730, 3.00% due 9/1/2052	467,616	420,116
	Pool MA5442, 4.50% due 8/1/2054	1,192,880	1,172,672

See notes to financial statements.	Annual Financial Statements | 135

Schedule of Investments, Continued

Thornburg Core Plus Bond Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

	GCAT Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-CM1 Class A, 2.469% due 4/25/2065	$80,839	$77,139
[a,c]	Series 2023-INV1 Class A1, 6.00% due 8/25/2053	260,020	262,226
[a,c]	Series 2023-NQM4 Class A1, 4.25% due 5/25/2067	425,670	406,566
	Government National Mtg Assoc., CMBS, Series 2023-104 Class AD, 4.00% due 1/16/2065	64,283	61,595
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2024-RPL2 Class A1, 3.75% due 7/25/2061	184,020	179,868
[a,c]	Series 2024-RPL4 Class A1, 3.90% due 9/25/2061	457,156	445,436
	Harvest Commercial Capital Loan Trust, CMBS, Series 2024-1 Class A, 6.164% due 10/25/2056	319,337	327,458
[a,c]	HOMES Trust, Whole Loan Securities Trust CMO, Series 2024-NQM1 Class A1, 5.915% due 7/25/2069	427,207	431,457
	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2022-1 A Class A1, 5.082% due 7/25/2067	173,161	172,450
[a,c]	Series 2024-RRTL2 Class A1, 5.989% due 9/25/2039	300,000	301,882
[a,c]	Series 2024-RTL1 Class A1, 7.12% due 7/25/2029	325,000	329,620
[a]	Houston Galleria Mall Trust, CMBS, Series 2015-HGLR Class A1A2, 3.087% due 3/5/2037	165,000	162,918
[a,c]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 3.041% due 12/10/2041	250,000	227,421
[a,c]	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-NQM4 Class A1, 4.767% due 6/25/2067	97,110	96,623
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-1 Class A3A, 2.00% due 6/25/2051	368,324	298,416
[a,c]	Series 2021-INV6 Class A2, 3.00% due 4/25/2052	75,731	66,494
[a,c,e]	LEX Mortgage Trust, CMBS, Series 2024-BBG Class A, 4.874% due 10/13/2033	410,000	409,590
[a]	Manhattan West Mortgage Trust, CMBS, Series 2020-1MW Class A, 2.13% due 9/10/2039	350,000	324,344
	MFA Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-INV2 Class A1, 1.906% due 11/25/2056	72,869	62,922
[a,c]	Series 2022-NQM2 Class A1, 4.00% due 5/25/2067	420,729	411,270
[a,c]	Series 2024-RPL1 Class A1, 4.25% due 2/25/2066	462,679	448,539
[a,c]	Mill City Securities Ltd., Whole Loan Securities Trust CMO, Series 2024-RS1 Class A1, 3.00% due 11/1/2069	600,000	553,930
[a]	Morgan Stanley Capital I Trust, CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	299,177	316,502
[a,c]	Morgan Stanley Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2024-NQM1 Class A1, 6.152% due 12/25/2068	187,411	189,742
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	108,283	103,743
[a,c]	Series 2024-RPL1 Class A, 3.80% due 1/25/2064	366,391	347,870
[a,c]	NMLT Trust, Whole Loan Securities Trust CMO, Series 2021-INV1 Class A1, 1.185% due 5/25/2056	60,581	50,717
[a,c]	NYMT Loan Trust, Whole Loan Securities Trust CMO, Series 2024-BPL2 Class A1, 6.509% due 5/25/2039	325,000	329,777
	OBX Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2022-NQM5 Class A1, 4.31% due 5/25/2062	98,469	98,163
[a,c]	Series 2024-NQM11 Class A1, 5.875% due 6/25/2064	426,729	431,860
[a]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	280,000	249,248
[a,c]	OSAT Trust, Whole Loan Securities Trust CMO, Series 2021-RPL1 Class A1, 5.116% due 5/25/2065	242,924	242,481
[a,c]	PRET LLC, Whole Loan Securities Trust CMO, Series 2021-RN3 Class A1, 4.843% due 9/25/2051	314,120	313,062
[a,c]	PRET Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 3.90% due 10/25/2063	180,457	174,246
[a,c]	PRKCM Trust, Whole Loan Securities Trust CMO, Series 2024-HOME1 Class A1, 6.431% due 5/25/2059	306,792	312,644
[a,c]	PRPM LLC, Whole Loan Securities Trust CMO, Series 2021-5 Class A1, 4.793% due 6/25/2026	88,775	88,382
[a,c]	RCKT Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A13, 3.50% due 9/25/2049	29,544	27,181
[a,c]	Redwood Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 7.745% due 12/25/2054	314,866	316,179
[a]	Saluda Grade Alternative Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-FIG1 Class M1, 7.00% due 9/25/2050	335,136	331,679
[a,c]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 6.362% (TSFR1M + 1.26%) due 5/15/2038	171,000	163,136
[a]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	380,000	329,268
[a,c]	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-SH1 Class A1A, 4.10% due 7/25/2057	102,510	99,823
[a,c]	Toorak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-RRTL1 Class A1, 6.597% due 2/25/2039	300,000	304,458
[a,c]	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class A2A, 3.10% due 1/25/2060	100,000	90,750
[a,c]	TRK Trust, Whole Loan Securities Trust CMO, Series 2022-INV2 Class A1, 4.35% due 6/25/2057	376,999	367,587
[a,c]	UWM Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A3, 2.50% due 6/25/2051	73,533	61,903
	Verus Securitization Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2023-3 Class A1, 5.93% due 3/25/2068	90,069	90,504
[a,c]	Series 2023-4 Class A1, 5.811% due 5/25/2068	216,328	217,267
[a,c]	WB Commercial Mortgage Trust, CMBS, Series 2024-HQ Class A, 6.134% due 3/15/2040	195,000	197,515
[a,c]	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A1, 2.50% due 12/25/2050	38,431	32,645
	TOTAL MORTGAGE BACKED (Cost $46,390,256)		47,843,677

136 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

 Thornburg Core Plus Bond Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

	ASSET BACKED SECURITIES — 8.5%

	AUTO RECEIVABLES — 2.0%
[a]	Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A Class A, 6.46% due 4/17/2028	$247,737	$249,755
[a]	CarNow Auto Receivables Trust, Series 2021-2A Class D, 2.25% due 3/15/2027	248,497	246,634
[a]	Carvana Auto Receivables Trust, Series 2023-N4 Class A, 6.42% due 1/10/2028	19,403	19,555
	Exeter Automobile Receivables Trust,
	Series 2021-1A Class D, 1.08% due 11/16/2026	56,116	55,269
	Series 2021-3A Class C, 0.96% due 10/15/2026	19,137	19,054
[a]	GLS Auto Receivables Issuer Trust, Series 2021-4A Class C, 1.94% due 10/15/2027	459,769	455,444
[a,c]	Kinetic Advantage Master Owner Trust, Series 2024-1A Class A, 7.992% (SOFR30A + 2.65%) due 11/15/2027	515,000	516,691
[a]	Lendbuzz Securitization Trust, Series 2024-3A Class A2, 4.97% due 10/15/2029	585,000	584,819
[a]	Lobel Automobile Receivables Trust, Series 2023-2 Class A, 7.59% due 4/16/2029	20,783	21,016
	Octane Receivables Trust,
[a]	Series 2022-2A Class A, 5.11% due 2/22/2028	60,880	60,884
[a]	Series 2023-3A Class A2, 6.44% due 3/20/2029	480,519	487,143
[a]	OneMain Direct Auto Receivables Trust, Series 2022-1A Class A1, 4.65% due 3/14/2029	197,125	196,881
[a]	Research-Driven Pagaya Motor Asset Trust, Series 2023-4A Class A, 7.54% due 3/25/2032	28,603	29,062
[a]	Tricolor Auto Securitization Trust, Series 2024-2A Class A, 6.36% due 12/15/2027	201,772	203,331
[a]	United Auto Credit Securitization Trust, Series 2024-1 Class A, 6.17% due 8/10/2026	146,382	146,743
			3,292,281
	CREDIT CARD — 0.5%
[a]	Brex Commercial Charge Card Master Trust, Series 2024-1 Class A1, 6.05% due 7/15/2027	200,000	203,202
[a]	Mercury Financial Credit Card Master Trust, Series 2024-2A Class A, 6.56% due 7/20/2029	275,000	280,199
[a]	Mission Lane Credit Card Master Trust, Series 2024-A Class A1, 6.20% due 8/15/2029	375,000	379,103
			862,504
	OTHER ASSET BACKED — 5.2%
[a]	Amur Equipment Finance Receivables X LLC, Series 2022-1A Class A2, 1.64% due 10/20/2027	205,825	203,389
[a]	Aqua Finance Trust, Series 2020-AA Class D, 7.15% due 7/17/2046	161,341	152,707
[a]	Auxilior Term Funding LLC, Series 2023-1A Class A2, 6.18% due 12/15/2028	96,560	97,573
[a]	BHG Securitization Trust, Series 2022-C Class A, 5.32% due 10/17/2035	11,684	11,679
[a]	CFMT Issuer Trust, Series 2021-GRN1 Class A, 1.10% due 3/20/2041	540,226	526,977
[a]	ClickLease Equipment Receivables Trust, Series 2024-1 Class A, 6.86% due 2/15/2030	200,430	201,303
[a]	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C Class A, 6.05% due 1/20/2031	499,394	508,354
[a]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	275,000	274,113
[a]	Diamond Infrastructure Funding LLC, Series 2021-1A Class A, 1.76% due 4/15/2049	100,000	93,046
[a]	EverBright Solar Trust, Series 2024-A Class A, 6.43% due 6/22/2054	153,515	154,648
[a]	Foundation Finance Trust, Series 2019-1A Class B, 4.22% due 11/15/2034	265,080	262,760
	GoodLeap Sustainable Home Solutions Trust,
[a]	Series 2021-3CS Class A, 2.10% due 5/20/2048	227,987	180,099
[a]	Series 2021-4GS Class A, 1.93% due 7/20/2048	186,242	143,454
[a]	Series 2021-5CS Class A, 2.31% due 10/20/2048	350,086	282,264
[a,c]	Gracie Point International Funding LLC, Series 2023-2A Class A, 7.619% (SOFR90A + 2.25%) due 3/1/2027	39,870	39,970
[a]	GreenSky Home Improvement Trust, Series 2024-1 Class A2, 5.88% due 6/25/2059	515,000	518,412
[a]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	545,711	494,884
[a]	Loanpal Solar Loan Ltd., Series 2021-1GS Class A, 2.29% due 1/20/2048	14,509	11,451
[a,d]	Mill City Solar Loan Ltd., Series 2019-2GS Class A, 3.69% due 7/20/2043	100,670	89,454
[a]	MMAF Equipment Finance LLC, Series 2020-BA Class A3, 0.49% due 8/14/2025	30,748	30,544
[a]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	62,651	63,587
[a]	NetCredit Combined Receivables LLC, Series 2024-A Class A, 7.43% due 10/21/2030	358,739	361,310
[a]	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1 Class A1, 1.91% due 10/20/2061	135,000	124,431
[a]	NMEF Funding LLC, Series 2023-A Class A2, 6.57% due 6/17/2030	70,133	71,076
	Oportun Issuance Trust,
[a]	Series 2021-B Class A, 1.47% due 5/8/2031	76,415	73,459
[a]	Series 2021-C Class A, 2.18% due 10/8/2031	465,000	451,148
[a]	Series 2022-A Class A, 5.05% due 6/9/2031	316,639	316,261
	Pagaya AI Debt Trust,
[a]	Series 2023-3 Class A, 7.60% due 12/16/2030	29,534	29,685
[a]	Series 2024-3 Class A, 6.258% due 10/15/2031	88,404	89,267
[a]	PFS Financing Corp., Series 2023-B Class A, 5.27% due 5/15/2028	160,000	162,163
[a]	PowerPay Issuance Trust, Series 2024-1A Class A, 6.53% due 2/18/2039	161,383	164,341
[a]	Prosper Marketplace Issuance Trust, Series 2023-1A Class A, 7.06% due 7/16/2029	705,502	707,881

See notes to financial statements.	Annual Financial Statements | 137

Schedule of Investments, Continued

Thornburg Core Plus Bond Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE
[a]	Retained Vantage Data Centers Issuer LLC, Series 2023-1A Class A2A, 5.00% due 9/15/2048	$25,000	$24,929
[a,c]	SBA Tower Trust, Series 2014-2A Class C, 3.869% due 10/15/2049	50,000	49,965
[a]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	42,624	41,104
[a]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	395,000	381,475
[a]	Stream Innovations Issuer Trust, Series 2024-1A Class A, 6.27% due 7/15/2044	238,303	242,135
[a]	Sunnova Hestia II Issuer LLC, Series 2024-GRID1 Class 1A, 5.63% due 7/20/2051	258,004	265,583
[a]	Upstart Securitization Trust, Series 2021-2 Class C, 3.61% due 6/20/2031	268,607	265,862
[a]	Upstart Structured Pass-Through Trust, Series 2022-1A Class A, 3.40% due 4/15/2030	484,812	478,931
			8,641,674
	STUDENT LOAN — 0.8%
[a]	Ascent Education Funding Trust, Series 2024-A Class A, 6.14% due 10/25/2050	315,362	324,254
[a]	Commonbond Student Loan Trust, Series 18-CGS Class A1, 3.87% due 2/25/2046	530,791	513,801
[a]	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A Class A, 1.80% due 11/25/2045	50,573	46,444
[a]	MPOWER Education Trust, Series 2024-A Class A, 6.78% due 7/22/2041	240,572	247,448
[a]	Navient Private Education Refi Loan Trust, Series 2020-IA Class A1A, 1.33% due 4/15/2069	125,275	114,285
[a]	SoFi Professional Loan Program LLC, Series 2021-B Class AFX, 1.14% due 2/15/2047	56,787	49,996
			1,296,228
	TOTAL ASSET BACKED SECURITIES (Cost $13,970,331)		14,092,687

	CORPORATE BONDS — 29.1%

	AUTOMOBILES & COMPONENTS — 0.5%
	Automobiles — 0.5%
[c]	American Honda Finance Corp., 5.732% (SOFRINDX + 0.70%) due 11/22/2024	400,000	400,028
[a]	Hyundai Capital America, 4.30% due 9/24/2027	410,000	408,913
			808,941
	BANKS — 1.1%
	Banks — 1.1%
[c]	Bank of New York Mellon Corp., 4.975% (SOFR + 1.09%) due 3/14/2030	260,000	268,219
[c,d]	Mizuho Financial Group, Inc., 5.376% (H15T1Y + 1.12%) due 5/26/2030	407,000	422,083
[c]	Morgan Stanley Bank NA, 4.968% (SOFR + 0.93%) due 7/14/2028	300,000	306,438
[c]	Santander Holdings USA, Inc., 6.174% (SOFR + 2.50%) due 1/9/2030	277,000	289,013
[c]	U.S. Bancorp, 5.775% (SOFR + 2.02%) due 6/12/2029	274,000	287,103
[c]	Wells Fargo & Co., 5.574% (SOFR + 1.74%) due 7/25/2029	277,000	288,163
			1,861,019
	CAPITAL GOODS — 1.0%
	Aerospace & Defense — 0.2%
[a]	BWX Technologies, Inc., 4.125% due 4/15/2029	85,000	81,694
[a]	TransDigm, Inc., 6.375% due 3/1/2029	300,000	309,414
	Machinery — 0.6%
[a]	Mueller Water Products, Inc., 4.00% due 6/15/2029	365,500	348,596
[d]	nVent Finance SARL, 2.75% due 11/15/2031	343,000	296,822
	Regal Rexnord Corp., 6.30% due 2/15/2030	274,000	291,171
	Trading Companies & Distributors — 0.2%
	LKQ Corp., 6.25% due 6/15/2033	269,000	285,345
			1,613,042
	COMMERCIAL & PROFESSIONAL SERVICES — 0.2%
	Commercial Services & Supplies — 0.2%
	CoreCivic, Inc., 8.25% due 4/15/2029	168,000	177,932
	Equifax, Inc., 2.60% due 12/1/2024	85,000	84,562
[a]	UL Solutions, Inc., 6.50% due 10/20/2028	35,000	37,444
	Professional Services — 0.0%
[a]	Gartner, Inc., 3.625% due 6/15/2029	35,000	33,428
[a]	Korn Ferry, 4.625% due 12/15/2027	75,000	73,391
			406,757

138 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

 Thornburg Core Plus Bond Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 0.4%
	Broadline Retail — 0.1%
	MercadoLibre, Inc., 2.375% due 1/14/2026	$296,000	$286,279
	Specialty Retail — 0.3%
	Genuine Parts Co., 4.95% due 8/15/2029	450,000	457,484
			743,763
	CONSUMER DURABLES & APPAREL — 0.2%
	Leisure Products — 0.2%
	Polaris, Inc., 6.95% due 3/15/2029	265,000	287,554
			287,554
	CONSUMER SERVICES — 0.0%
	Hotels, Restaurants & Leisure — 0.0%
[a]	Papa John’s International, Inc., 3.875% due 9/15/2029	48,000	44,427
			44,427
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.4%
	Consumer Staples Distribution & Retail — 0.4%
[a]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	300,000	312,096
[a]	U.S. Foods, Inc., 4.75% due 2/15/2029	300,000	292,734
			604,830
	ENERGY — 2.8%
	Oil, Gas & Consumable Fuels — 2.8%
[a]	Chesapeake Energy Corp., 5.50% due 2/1/2026	450,000	449,446
[a]	CITGO Petroleum Corp., 7.00% due 6/15/2025	250,000	250,002
[a]	Columbia Pipelines Holding Co. LLC, 5.097% due 10/1/2031	400,000	403,520
[a]	Columbia Pipelines Operating Co. LLC, 5.927% due 8/15/2030	345,000	365,427
	Ecopetrol SA,
[d]	4.625% due 11/2/2031	70,000	59,889
[d]	8.375% due 1/19/2036	125,000	127,814
[a,d]	Energean Israel Finance Ltd., 8.50% due 9/30/2033	210,000	198,629
[a,d]	Greensaif Pipelines Bidco SARL, 5.853% due 2/23/2036	440,000	455,497
	Kinder Morgan Energy Partners LP, 5.80% due 3/15/2035	280,000	294,454
[a,d]	Parkland Corp., 5.875% due 7/15/2027	250,000	249,442
[d]	Petroleos Mexicanos, 7.69% due 1/23/2050	285,000	222,480
[a,d]	Raizen Fuels Finance SA, 5.70% due 1/17/2035	330,000	327,050
[a]	South Bow USA Infrastructure Holdings LLC, 5.026% due 10/1/2029	375,000	376,181
	Sunoco LP,
[a]	7.00% due 5/1/2029	300,000	313,620
[a]	7.25% due 5/1/2032	150,000	158,883
[a]	Whistler Pipeline LLC, 5.70% due 9/30/2031	440,000	455,426
			4,707,760
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.1%
	Diversified REITs — 1.9%
[a]	American Tower Trust #1, 3.652% due 3/15/2048	550,000	534,296
	Crown Castle, Inc.,
	4.90% due 9/1/2029	146,000	148,453
	5.80% due 3/1/2034	345,000	365,900
	Extra Space Storage LP, 3.90% due 4/1/2029	305,000	297,808
[a]	Iron Mountain Information Management Services, Inc., 5.00% due 7/15/2032	220,000	212,155
	SBA Tower Trust,
[a]	1.631% due 5/15/2051	70,000	65,541
[a]	1.884% due 7/15/2050	610,000	588,685
[a]	2.328% due 7/15/2052	111,000	102,666
[a]	2.836% due 1/15/2050	365,000	362,378
[a,e]	4.831% due 10/15/2029	440,000	437,602
	Retail REITs — 0.2%
	Retail Opportunity Investments Partnership LP, 6.75% due 10/15/2028	271,000	291,003
			3,406,487

See notes to financial statements.	Annual Financial Statements | 139

Schedule of Investments, Continued

Thornburg Core Plus Bond Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

	FINANCIAL SERVICES — 3.4%
	Capital Markets — 1.5%
[a,d]	Abu Dhabi Developmental Holding Co. PJSC, 5.375% due 5/8/2029	$250,000	$260,417
[a]	Ares Finance Co. LLC, 4.00% due 10/8/2024	200,000	199,792
[a]	Blue Owl Technology Finance Corp., 3.75% due 6/17/2026	370,000	355,918
	Hercules Capital, Inc., 3.375% due 1/20/2027	440,000	418,884
[a]	LPL Holdings, Inc., 4.00% due 3/15/2029	300,000	286,950
	Main Street Capital Corp., 6.50% due 6/4/2027	406,000	415,103
	Nasdaq, Inc., 5.55% due 2/15/2034	280,000	295,257
[a]	Oaktree Strategic Credit Fund, 8.40% due 11/14/2028	265,000	286,624
	Consumer Finance — 0.3%
[a]	FirstCash, Inc., 6.875% due 3/1/2032	500,000	515,215
	Financial Services — 1.3%
[a]	Antares Holdings LP, 3.95% due 7/15/2026	500,000	485,855
[c]	Capital One Financial Corp., 7.149% (SOFR + 2.44%) due 10/29/2027	330,000	347,810
[c]	Citigroup, Inc., 3.785% (SOFR + 1.94%) due 3/17/2033	395,000	369,878
[c,d]	HSBC Holdings plc, 5.546% (SOFR + 1.46%) due 3/4/2030	250,000	259,533
[d]	Sumitomo Mitsui Financial Group, Inc., 3.544% due 1/17/2028	296,000	289,000
[c]	Truist Financial Corp., 5.867% (SOFR + 2.36%) due 6/8/2034	277,000	294,589
	Mortgage Real Estate Investment Trusts — 0.3%
[a]	Prologis Targeted U.S. Logistics Fund LP, 5.25% due 4/1/2029 - 1/15/2035	512,000	525,231
			5,606,056
	FOOD, BEVERAGE & TOBACCO — 1.1%
	Beverages — 0.5%
[a,d]	Becle SAB de CV, 2.50% due 10/14/2031	650,000	541,307
[a,d]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	350,000	339,875
	Food Products — 0.2%
	Post Holdings, Inc.,
[a]	4.625% due 4/15/2030	150,000	143,469
[a]	5.50% due 12/15/2029	44,000	43,686
[a]	6.25% due 2/15/2032	50,000	51,507
	Tobacco — 0.4%
	BAT Capital Corp.,
	5.834% due 2/20/2031	120,000	127,225
	7.75% due 10/19/2032	160,000	189,136
[a,d]	Imperial Brands Finance plc, 5.50% due 2/1/2030	350,000	361,081
			1,797,286
	HEALTH CARE EQUIPMENT & SERVICES — 1.4%
	Health Care Equipment & Supplies — 0.0%
[a]	Hologic, Inc., 3.25% due 2/15/2029	50,000	46,603
	Health Care Providers & Services — 1.4%
	Centene Corp., 3.00% due 10/15/2030	328,000	293,576
[a]	Highmark, Inc., 1.45% due 5/10/2026	374,000	355,139
	Humana, Inc., 5.70% due 3/13/2026	250,000	250,063
	Laboratory Corp. of America Holdings, 4.55% due 4/1/2032	580,000	573,510
	Tenet Healthcare Corp., 6.75% due 5/15/2031	350,000	365,085
	Universal Health Services, Inc.,
	2.65% due 10/15/2030	333,000	297,196
	4.625% due 10/15/2029	200,000	198,818
			2,379,990
	INSURANCE — 3.6%
	Insurance — 3.6%
	Aon North America, Inc., 5.45% due 3/1/2034	350,000	367,510
[a]	Brighthouse Financial Global Funding, 5.55% due 4/9/2027	409,000	417,577
	CNA Financial Corp., 5.125% due 2/15/2034	365,000	373,238
	CNO Financial Group, Inc., 6.45% due 6/15/2034	405,000	427,692
[c]	Enstar Finance LLC, 5.75% (5-Yr. CMT + 5.470%) due 9/1/2040	350,000	345,635
[a]	F&G Global Funding, 2.00% due 9/20/2028	476,000	424,130
[d]	Fairfax Financial Holdings Ltd., 5.625% due 8/16/2032	85,000	88,145

140 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

 Thornburg Core Plus Bond Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

[a]	GA Global Funding Trust, 4.40% due 9/23/2027	$577,000	$576,002
	Globe Life, Inc., 5.85% due 9/15/2034	308,000	318,186
	Horace Mann Educators Corp., 7.25% due 9/15/2028	265,000	287,517
[a,d]	Intact Financial Corp., 5.459% due 9/22/2032	285,000	292,305
[a]	Mutual of Omaha Cos Global Funding, 5.45% due 12/12/2028	276,000	286,082
[a,c]	Nationwide Mutual Insurance Co., 7.498% (SOFR + 2.18%) due 12/15/2024	500,000	501,105
[a]	Prudential Insurance Co. of America, 8.30% due 7/1/2025	225,000	230,405
[a]	Reliance Standard Life Global Funding II, 5.243% due 2/2/2026	281,000	282,377
	RenaissanceRe Finance, Inc., 3.70% due 4/1/2025	160,000	158,987
[d]	RenaissanceRe Holdings Ltd., 5.75% due 6/5/2033	188,000	197,242
[a]	RGA Global Funding, 2.70% due 1/18/2029	65,000	60,378
	Stewart Information Services Corp., 3.60% due 11/15/2031	338,000	296,304
			5,930,817
	MATERIALS — 0.6%
	Containers & Packaging — 0.6%
[d]	Amcor Group Finance plc, 5.45% due 5/23/2029	404,000	418,734
	Ball Corp., 2.875% due 8/15/2030	95,000	84,520
[a]	Berry Global, Inc., 4.875% due 7/15/2026	250,000	249,235
[a,d]	CCL Industries, Inc., 3.05% due 6/1/2030	185,000	169,808
			922,297
	MEDIA & ENTERTAINMENT — 0.4%
	Media — 0.4%
[a]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25% due 1/15/2034	330,000	270,983
[a]	Sirius XM Radio, Inc., 5.50% due 7/1/2029	350,000	341,796
			612,779
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.2%
	Biotechnology — 0.2%
	Illumina, Inc., 4.65% due 9/9/2026	398,000	400,476
			400,476
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
	Semiconductors & Semiconductor Equipment — 0.8%
[a]	Broadcom, Inc., 3.187% due 11/15/2036	445,000	376,933
	Micron Technology, Inc., 6.75% due 11/1/2029	261,000	286,813
[a]	Qorvo, Inc., 3.375% due 4/1/2031	331,000	296,357
[a,d]	Renesas Electronics Corp., 1.543% due 11/26/2024	400,000	397,792
			1,357,895
	SOFTWARE & SERVICES — 1.4%
	Information Technology Services — 0.3%
[a]	Insight Enterprises, Inc., 6.625% due 5/15/2032	250,000	261,245
[a]	Science Applications International Corp., 4.875% due 4/1/2028	250,000	244,930
	Internet Software & Services — 0.1%
[a,d]	Prosus NV, 3.832% due 2/8/2051	200,000	140,044
[a]	Prosus NV (EUR), 1.985% due 7/13/2033	100,000	92,657
	Software — 1.0%
[a,d]	Constellation Software, Inc., 5.158% due 2/16/2029	351,000	362,025
	Fair Isaac Corp.,
[a]	4.00% due 6/15/2028	85,000	82,215
[a]	5.25% due 5/15/2026	350,000	349,944
[a]	MSCI, Inc., 3.625% due 9/1/2030	317,000	297,539
[a,d]	Open Text Corp., 3.875% due 12/1/2029	300,000	279,048
[a]	SS&C Technologies, Inc., 6.50% due 6/1/2032	250,000	258,415
			2,368,062
	TECHNOLOGY HARDWARE & EQUIPMENT — 1.1%
	Electronic Equipment, Instruments & Components — 1.0%
	CDW LLC/CDW Finance Corp., 3.25% due 2/15/2029	310,000	292,482
[d]	Flex Ltd., 4.875% due 5/12/2030	360,000	360,396
[a]	Sensata Technologies, Inc., 6.625% due 7/15/2032	200,000	208,430

See notes to financial statements.	Annual Financial Statements | 141

Schedule of Investments, Continued

Thornburg Core Plus Bond Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

	Vontier Corp., 2.40% due 4/1/2028	$317,000	$291,580
[a]	WESCO Distribution, Inc., 6.375% due 3/15/2029	200,000	206,692
[a]	Zebra Technologies Corp., 6.50% due 6/1/2032	200,000	208,948
	Technology Hardware, Storage & Peripherals — 0.1%
	Hewlett Packard Enterprise Co., 6.102% due 4/1/2026	200,000	200,000
			1,768,528
	TELECOMMUNICATION SERVICES — 0.2%
	Wireless Telecommunication Services — 0.2%
	Crown Castle Towers LLC,
[a]	3.663% due 5/15/2045	200,000	198,446
[a]	4.241% due 7/15/2048	125,000	122,447
			320,893
	TRANSPORTATION — 0.3%
	Air Freight & Logistics — 0.2%
	Ryder System, Inc., 5.30% due 3/15/2027	280,000	286,563
	Passenger Airlines — 0.1%
[a,d]	Pegasus Hava Tasimaciligi AS, 8.00% due 9/11/2031	250,000	249,843
			536,406
	UTILITIES — 5.9%
	Electric Utilities — 5.5%
	AEP Texas, Inc., Series I, 2.10% due 7/1/2030	360,000	317,135
	Allegion U.S. Holding Co., Inc., 3.20% due 10/1/2024	350,000	350,000
	American Electric Power Co., Inc., 2.30% due 3/1/2030	350,000	314,293
	Black Hills Corp., 6.15% due 5/15/2034	335,000	361,643
[a]	Boston Gas Co., 3.757% due 3/16/2032	400,000	364,468
	Comision Federal de Electricidad,
[a,d]	3.348% due 2/9/2031	200,000	172,076
[d]	5.00% due 9/29/2036	132,800	120,835
	Connecticut Light & Power Co., 4.95% due 8/15/2034	447,000	459,672
	DTE Energy Co., 5.85% due 6/1/2034	300,000	322,173
[a,d]	Electricite de France SA, 5.65% due 4/22/2029	375,000	393,150
[a,d]	Enel Finance International NV, 5.125% due 6/26/2029	322,000	329,809
[a]	Evergy Missouri West, Inc., 3.75% due 3/15/2032	65,000	59,452
	FirstEnergy Transmission LLC,
[a]	4.55% due 1/15/2030	400,000	403,500
[a]	5.00% due 1/15/2035	250,000	253,933
	Idaho Power Co., 5.20% due 8/15/2034	375,000	388,312
	ITC Holdings Corp., 5.30% due 7/1/2043	300,000	290,526
[a]	Kentucky Power Co., 7.00% due 11/15/2033	261,000	289,347
[a]	Liberty Utilities Finance GP 1, 2.05% due 9/15/2030	350,000	301,326
[a]	Midland Cogeneration Venture LP, 6.00% due 3/15/2025	101,722	100,609
[a]	Monongahela Power Co., 3.55% due 5/15/2027	295,000	289,469
[a]	Niagara Mohawk Power Corp., 3.508% due 10/1/2024	411,000	411,000
[c]	Pacific Gas & Electric Co., 5.908% (SOFRINDX + 0.95%) due 9/4/2025	250,000	250,365
	PPL Capital Funding, Inc., 5.25% due 9/1/2034	400,000	411,776
	Public Service Co. of Oklahoma, Series J, 2.20% due 8/15/2031	348,000	297,227
	Puget Energy, Inc.,
	4.10% due 6/15/2030	200,000	192,568
	4.224% due 3/15/2032	205,000	192,702
	Southwestern Public Service Co., 6.00% due 6/1/2054	250,000	273,790
	Tucson Electric Power Co., 5.20% due 9/15/2034	450,000	460,552
	Virginia Electric & Power Co., 5.05% due 8/15/2034	375,000	385,166
	Wisconsin Power & Light Co., 5.375% due 3/30/2034	282,000	295,370
	Gas Utilities — 0.4%
[a,d]	APA Infrastructure Ltd., 5.125% due 9/16/2034	410,000	407,868
[a]	KeySpan Gas East Corp., 5.994% due 3/6/2033	280,000	293,367
			9,753,479
	TOTAL CORPORATE BONDS (Cost $46,829,866)		48,239,544

142 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Core Plus Bond Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE

	LONG-TERM MUNICIPAL BONDS — 0.1%
	County of Miami-Dade Seaport Department, 6.224% due 11/1/2055	$100,000	$107,939
	TOTAL LONG-TERM MUNICIPAL BONDS (Cost $100,000)		107,939

	PREFERRED STOCK — 0.4%

	FINANCIAL SERVICES — 0.4%
	Capital Markets — 0.4%
[f]	Calamos Strategic Total Return Fund, 6.24% due 9/9/2029	14,000	350,000
[c,f]	Gabelli Dividend & Income Trust, Series J, 4.50% due 3/26/2028	12	286,872
			636,872
	TOTAL PREFERRED STOCK (Cost $617,000)		636,872

	SHORT-TERM INVESTMENTS — 3.8%
[g]	Thornburg Capital Management Fund	629,217	6,292,172
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,292,172)		6,292,172

	TOTAL INVESTMENTS — 99.6% (Cost $159,279,386)		$164,846,052

	OTHER ASSETS LESS LIABILITIES — 0.4%		629,054

	NET ASSETS — 100.0%		$165,475,106

OUTSTANDING FORWARD CURRENCY CONTRACTS TO BUY OR SELL AT SEPTEMBER 30, 2024

CONTRACT DESCRIPTION	CONTRACT PARTY*	BUY/SELL	CONTRACT AMOUNT	CONTRACT VALUE DATE	VALUE USD	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION

Euro	SSB	Sell	78,400	3/25/2025	87,951	$—	$(192)
Net unrealized appreciation (depreciation)							$(192)

* Counterparty includes State Street Bank and Trust Company (“SSB”).

Footnote Legend

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the aggregate value of these securities in the Fund’s portfolio was $59,245,312, representing 35.80% of the Fund’s net assets.

b	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

c	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on September 30, 2024.

d	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

e	When-issued security.

f	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.

g	Investment in Affiliates.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ABS	Asset Backed Securities	REMIC	Real Estate Mortgage Investment Conduit
CMBS	Commercial Mortgage-Backed Securities	RFUCCT1Y	Refinitiv USD Interbank Offered Rate Consumer Cash Fallbacks Term 1 Year
CMO	Collateralized Mortgage Obligation	SOFR	Secured Overnight Financing Rate
CMT	Constant Maturity Rate	SOFR30A	Secured Overnight Financing Rate 30-Day Average
DOP	Denominated in Dominican Peso	SOFR90A	Secured Overnight Financing Rate 90-Day Average
EGP	Denominated in Egyptian Pound	SOFRINDX	Secured Overnight Financing Rate Index
EUR	Denominated in Euro	TSFR1M	Term SOFR 1 Month
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year	UMBS	Uniform Mortgage Backed Securities
Mtg	Mortgage

See notes to financial statements.	Annual Financial Statements | 143

Schedule of Investments

Thornburg Strategic Income Fund  |  September 30, 2024

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	COMMON STOCK — 0.0%

	ENERGY — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
[a,b]	Foresea Holding SA	19,278	$240,011
[a,b]	Malamute Energy, Inc.	847	847
			240,858
	TELECOMMUNICATION SERVICES — 0.0%
	Diversified Telecommunication Services — 0.0%
[a,b]	Digicel Holdings Ltd.	24,516	22,235
			22,235
	TOTAL COMMON STOCK (Cost $1,763,028)		263,093

	PREFERRED STOCK — 0.4%

	CAPITAL GOODS — 0.1%
	Trading Companies & Distributors — 0.1%
[c,d]	WESCO International, Inc. Series A 10.625% (5-Yr. CMT + 10.330%), 6/22/2025	262,183	6,777,430
			6,777,430
	FINANCIAL SERVICES — 0.3%
	Capital Markets — 0.3%
[a]	Calamos Strategic Total Return Fund 6.24%, 9/9/2029	510,000	12,750,000
[a,d]	Gabelli Dividend & Income Trust Series J, 4.50%, 3/26/2028	864	20,654,784
			33,404,784
	TOTAL PREFERRED STOCK (Cost $40,392,875)		40,182,214

	ASSET BACKED SECURITIES — 9.6%

	AUTO RECEIVABLES — 2.3%
[e]	ACM Auto Trust, Series 2023-2A Class A, 7.97% due 6/20/2030	$2,622,438	2,639,560
[e]	Ally Auto Receivables Trust Series 2023-1 Class CERT, due 4/15/2034	17,000	5,288,287
	Arivo Acceptance Auto Loan Receivables Trust,
[e]	Series 2021-1A Class C, 3.77% due 3/15/2027	900,000	890,881
[e]	Series 2021-1A Class D, 5.83% due 1/18/2028	850,000	836,734
[e]	Series 2024-1A Class A, 6.46% due 4/17/2028	3,658,889	3,688,686
[e]	Avid Automobile Receivables Trust, Series 2023-1 Class A, 6.63% due 7/15/2026	344,165	344,316
	BOF URSA VI Funding Trust I,
[e]	Series 2023-CAR1 Class B, 6.029% due 10/27/2031	2,003,015	2,020,629
[e]	Series 2023-CAR2 Class A2, 5.542% due 10/27/2031	4,456,451	4,485,100
[e]	Series 2023-CAR2 Class B, 6.029% due 10/27/2031	5,261,249	5,297,196
[e]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	7,521,446	7,649,909
[e]	CarNow Auto Receivables Trust, Series 2021-2A Class D, 2.25% due 3/15/2027	1,604,999	1,592,966
	Carvana Auto Receivables Trust,
[e]	Series 2019-4A Class R, due 10/15/2026	8,000	2,430,274
[e]	Series 2020-P1 Class R, due 9/8/2027	20,000	1,576,808
[e]	Series 2021-N4 Class R, due 9/12/2028	11,650	572,780
[e]	Series 2021-P1 Class R, due 12/10/2027	23,500	1,877,880
[e]	Series 2021-P2 Class R, due 5/10/2028	7,500	1,463,101
[e]	Series 2021-P3 Class R, due 9/11/2028	9,000	1,542,812
[e]	Series 2021-P4 Class R, due 9/11/2028	8,250	1,616,835
[e]	Series 2022-N1 Class E, 6.01% due 12/11/2028	6,000,000	5,998,202
[e]	Series 2022-P1 Class R, due 1/10/2029	24,000	5,460,707
[e]	Series 2022-P1 Class XS, due 1/10/2029	304,777,639	1,285,034
[e]	Series 2023-N1 Class A, 6.36% due 4/12/2027	2,306,589	2,314,103
[e]	Series 2023-N3 Class A, 6.41% due 9/10/2027	1,994,389	2,006,762
[e]	Series 2023-N4 Class A, 6.42% due 1/10/2028	2,635,971	2,656,672
[e]	CPS Auto Receivables Trust, Series 2020-C Class F, 6.67% due 11/15/2027	1,000,000	1,001,120
[e]	CPS Auto Securitization Trust, Series 2021-1A Class A, 7.86% due 6/16/2026	10,000,000	9,796,257

144 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund  |  September 30, 2024

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE
	Exeter Automobile Receivables Trust,
	Series 2021-1A Class D, 1.08% due 11/16/2026	$1,412,726	$1,391,405
	Series 2021-3A Class C, 0.96% due 10/15/2026	2,067,650	2,058,705
	FHF Trust,
[e]	Series 2021-2A Class A, 0.83% due 12/15/2026	549,582	542,625
[e]	Series 2022-2A Class A, 6.14% due 12/15/2027	2,559,150	2,570,116
[e]	Series 2023-1A Class A2, 6.57% due 6/15/2028	2,822,433	2,846,874
[e]	First Investors Auto Owner Trust, Series 2022-1A Class E, 5.41% due 6/15/2029	5,000,000	4,933,033
	Flagship Credit Auto Trust,
[e]	Series 2019-2 Class R, due 12/15/2026	33,000	1,474,855
[e]	Series 2019-3 Class R, due 12/15/2026	31,000	1,432,957
[e]	Series 2019-4 Class D, 3.12% due 1/15/2026	396,776	395,098
[e]	Series 2019-4 Class R, due 3/15/2027	26,000	1,332,103
[e]	Series 2022-1 Class E, 5.37% due 6/15/2029	6,120,000	5,388,342
[e]	GLS Auto Receivables Issuer Trust, Series 2021-4A Class C, 1.94% due 10/15/2027	2,758,616	2,732,661
[e]	Hertz Vehicle Financing LLC, Series 2021-1A Class A, 1.21% due 12/26/2025	8,767,500	8,715,639
	JPMorgan Chase Bank NA - CACLN,
[e]	Series 2020-1 Class R, 33.784% due 1/25/2028	606,352	612,697
[e]	Series 2020-2 Class R, 31.355% due 2/25/2028	5,576,033	5,627,132
[e]	Series 2021-1 Class R, 28.348% due 9/25/2028	3,197,784	3,515,682
[e]	Series 2021-2 Class G, 8.482% due 12/26/2028	3,950,000	4,016,967
[d,e]	Kinetic Advantage Master Owner Trust, Series 2024-1A Class A, 7.992% (SOFR30A + 2.65%) due 11/15/2027	17,500,000	17,557,477
	Lendbuzz Securitization Trust,
[e]	Series 2021-1A Class A, 1.46% due 6/15/2026	802,233	789,103
[e]	Series 2022-1A Class A, 4.22% due 5/17/2027	5,973,449	5,924,504
[e]	Series 2023-2A Class A2, 7.09% due 10/16/2028	3,123,495	3,180,161
	Lobel Automobile Receivables Trust,
[e]	Series 2023-1 Class A, 6.97% due 7/15/2026	870,487	872,043
[e]	Series 2023-2 Class A, 7.59% due 4/16/2029	3,961,206	4,005,636
[e,f]	Oscar U.S. Funding XV LLC, Series 2023-1A Class A2, 6.07% due 9/10/2026	1,436,521	1,442,665
	Research-Driven Pagaya Motor Asset Trust,
[e]	Series 2023-3A Class A, 7.13% due 1/26/2032	12,398,447	12,539,401
[e]	Series 2023-4A Class A, 7.54% due 3/25/2032	7,734,939	7,859,217
[e]	Research-Driven Pagaya Motor Trust, Series 2024-1A Class A, 7.09% due 6/25/2032	8,698,192	8,793,890
[e]	SAFCO Auto Receivables Trust, Series 2024-1A Class A, 6.51% due 3/20/2028	6,603,321	6,656,248
	Santander Consumer Auto Receivables Trust,
[e]	Series 2020-AA Class R, due 1/16/2029	30,500	3,009,013
[e]	Series 2021-AA Class F, 5.79% due 8/15/2028	3,000,000	2,991,807
[e]	Series 2021-AA Class R, due 8/15/2028	28,500	1,471,267
[e]	Santander Drive Auto Receivables Trust, Series 2023-S1 Class R1, 8.14% due 4/18/2028	10,767,731	10,937,158
	Tricolor Auto Securitization Trust,
[e]	Series 2023-1A Class A, 6.48% due 8/17/2026	225,731	225,792
[e]	Series 2024-2A Class A, 6.36% due 12/15/2027	5,568,904	5,611,941
	United Auto Credit Securitization Trust,
[e]	Series 2022-1 Class R, due 11/10/2028	37,000	1,099,994
[e]	Series 2024-1 Class A, 6.17% due 8/10/2026	2,342,110	2,347,884
			223,235,703
	CREDIT CARD — 0.5%
[e]	Brex Commercial Charge Card Master Trust, Series 2024-1 Class A1, 6.05% due 7/15/2027	11,173,000	11,351,903
[e]	Continental Finance Credit Card ABS Master Trust, Series 2020-1A Class B, 3.66% due 12/15/2028	162,755	162,657
[e]	Genesis Private Label Amortizing Trust, Series 2020-1 Class D, 6.63% due 7/20/2030	318,005	318,463
	Mercury Financial Credit Card Master Trust,
[e]	Series 2023-1A Class A, 8.04% due 9/20/2027	14,600,000	14,670,608
[e]	Series 2024-2A Class A, 6.56% due 7/20/2029	9,800,000	9,985,274
	Mission Lane Credit Card Master Trust,
[e]	Series 2023-B Class A, 7.69% due 11/15/2028	8,000,000	8,117,190
[e]	Series 2024-A Class A1, 6.20% due 8/15/2029	4,700,000	4,751,420
			49,357,515
	OTHER ASSET BACKED — 5.3%
[d,e]	321 Henderson Receivables I LLC, Series 2006-3A Class A1, 5.411% (TSFR1M + 0.31%) due 9/15/2041	472,333	467,198
[e]	Affirm Asset Securitization Trust, Series 2021-Z2 Class A, 1.17% due 11/16/2026	117,933	116,562
[e]	AFG ABS I LLC, Series 2023-1 Class A2, 6.30% due 9/16/2030	5,322,108	5,358,583

See notes to financial statements.	Annual Financial Statements | 145

Schedule of Investments, Continued

Thornburg Strategic Income Fund  |  September 30, 2024

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE
[e]	AMCR ABS Trust, Series 2023-1A Class A, 7.66% due 1/21/2031	$1,790,539	$1,798,924
[e]	Amur Equipment Finance Receivables IX LLC, Series 2021-1A Class F, 6.09% due 2/20/2029	8,152,000	8,101,904
	Aqua Finance Trust,
[e]	Series 2019-A Class D, 6.07% due 7/16/2040	11,553,883	11,078,379
[e]	Series 2020-AA Class A, 1.90% due 7/17/2046	1,519,146	1,383,691
[e]	Series 2020-AA Class D, 7.15% due 7/17/2046	3,148,598	2,980,101
[e]	Series 2021-A Class A, 1.54% due 7/17/2046	3,937,050	3,631,277
[e]	Arm Master Trust LLC Agricultural Loan Backed Notes, Series 2021-T1 Class A, 2.43% due 11/15/2027	11,357,750	11,208,026
[e]	Auxilior Term Funding LLC, Series 2023-1A Class A2, 6.18% due 12/15/2028	3,195,250	3,228,784
	BHG Securitization Trust,
[e]	Series 2021-A Class C, 3.69% due 11/17/2033	2,200,000	2,043,074
[e]	Series 2021-B Class A, 0.90% due 10/17/2034	554,396	548,993
[e]	Series 2022-A Class A, 1.71% due 2/20/2035	2,315,076	2,299,872
[d,e,f]	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A Class A, 4.213% due 12/16/2041	2,638,862	2,622,554
[d,e]	Cascade MH Asset Trust, Series 2021-MH1 Class B3, 7.708% due 2/25/2046	1,936,119	1,602,594
[e,f]	CFG Investments Ltd., Series 2023-1 Class A, 8.56% due 7/25/2034	7,400,000	7,439,852
[e]	CFMT Issuer Trust, Series 2021-GRN1 Class A, 1.10% due 3/20/2041	600,251	585,530
[e]	ClickLease Equipment Receivables Trust, Series 2024-1 Class A, 6.86% due 2/15/2030	6,363,637	6,391,357
[d,e]	Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-HP1 Class CERT, due 12/15/2026	100,000	79,063
[e]	CP EF Asset Securitization I LLC, Series 2022-1A Class A, 5.96% due 4/15/2030	2,555,491	2,558,651
[e]	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C Class A, 6.05% due 1/20/2031	10,958,545	11,155,168
[e]	Crossroads Asset Trust, Series 2022-A Class A, 6.35% due 4/21/2031	2,695,729	2,711,828
[e]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	16,375,000	16,322,154
	Dext ABS LLC,
[e]	Series 2021-1 Class A, 1.12% due 2/15/2028	226,028	225,659
[e]	Series 2023-2 Class A2, 6.56% due 5/15/2034	3,402,917	3,446,190
[e]	Diamond Infrastructure Funding LLC, Series 2021-1A Class A, 1.76% due 4/15/2049	19,150,000	17,818,353
[e]	Diamond Issuer LLC, Series 2021-1A Class A, 2.305% due 11/20/2051	10,983,000	10,243,314
[e,f]	ECAF I Ltd., Series 2015-1A Class B1, 5.802% due 6/15/2040	4,600,055	1,403,127
[e]	EverBright Solar Trust, Series 2024-A Class A, 6.43% due 6/22/2054	11,609,563	11,695,261
[e]	FAT Brands Fazoli’s Native I LLC, Series 2021-1 Class A2, 7.00% due 7/25/2051	11,086,740	10,360,938
	Foundation Finance Trust,
[e]	Series 2019-1A Class C, 5.66% due 11/15/2034	575,000	567,656
[e]	Series 2020-1A Class A, 3.54% due 7/16/2040	1,148,514	1,134,374
[e]	Series 2020-1A Class C, 5.75% due 7/16/2040	4,025,000	3,914,491
[e]	Series 2021-1A Class A, 1.27% due 5/15/2041	1,149,150	1,061,631
[e]	Series 2021-1A Class D, 4.96% due 5/15/2041	1,737,323	1,584,069
[e]	Series 2021-2A Class A, 2.19% due 1/15/2042	1,122,694	1,052,801
[e]	Series 2021-2A Class D, 5.73% due 1/15/2042	3,750,000	3,500,346
	Goldman Home Improvement Trust Issuer Trust,
[e]	Series 2021-GRN2 Class A, 1.15% due 6/25/2051	2,929,850	2,822,285
[a,e]	Series 2021-GRN2 Class R, due 6/20/2051	41,500	2,210,646
[e]	Series 2022-GRN1 Class A, 4.50% due 6/25/2052	1,550,157	1,539,837
[e]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	8,843,021	7,581,227
	GoodLeap Sustainable Home Solutions Trust,
[e]	Series 2021-3CS Class A, 2.10% due 5/20/2048	1,882,380	1,486,988
[e]	Series 2021-3CS Class C, 3.50% due 5/20/2048	4,007,773	2,729,782
[e]	Series 2021-4GS Class A, 1.93% due 7/20/2048	10,601,045	8,165,516
[e]	Series 2021-5CS Class A, 2.31% due 10/20/2048	13,919,574	11,222,953
[d,e]	Gracie Point International Funding LLC, Series 2023-2A Class A, 7.619% (SOFR90A + 2.25%) due 3/1/2027	7,774,651	7,794,187
	GreenSky Home Improvement Trust,
[e]	Series 2024-1 Class A2, 5.88% due 6/25/2059	7,260,000	7,308,099
[e]	Series 2024-1 Class E, 9.00% due 6/25/2059	5,000,000	4,955,832
[e]	HERO Funding Trust, Series 2017-2A Class A1, 3.28% due 9/20/2048	773,308	693,685
[e]	Hilton Grand Vacations Trust, Series 2019-AA Class A, 2.34% due 7/25/2033	679,000	662,755
	InStar Leasing III LLC,
[e]	Series 2021-1A Class A, 2.30% due 2/15/2054	4,164,192	3,776,344
[e]	Series 2021-1A Class C, 5.29% due 2/15/2054	4,162,552	3,779,952
	LendingPoint Asset Securitization Trust,
[e]	Series 2020-REV1 Class C, 7.699% due 10/15/2028	3,894,336	3,839,674
[e]	Series 2021-A Class D, 5.73% due 12/15/2028	9,000,000	7,859,726
[e]	Series 2021-B Class D, 6.12% due 2/15/2029	5,000,000	1,414,286
[e]	Series 2022-A Class E, 7.02% due 6/15/2029	6,000,000	60

146 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2024

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE
[e]	Series 2022-B Class A, 4.77% due 10/15/2029	$485,980	$484,947
[e]	Series 2022-C Class A, 6.56% due 2/15/2030	212,545	212,605
[e]	LendingPoint Pass-Through Trust, Series 2022-ST3 Class A, 4.00% due 5/15/2028	270,148	267,888
	Loanpal Solar Loan Ltd.,
[e]	Series 2021-1GS Class A, 2.29% due 1/20/2048	1,146,210	904,608
[e,g]	Series 2021-1GS Class R, due 1/20/2048	13,252,480	8,612,204
[e]	Series 2021-2GS Class C, 3.50% due 3/20/2048	2,880,183	1,891,293
[e]	LP LMS Asset Securitization Trust, Series 2021-2A Class D, 6.61% due 1/15/2029	2,947,000	2,687,198
	Marlette Funding Trust,
[e]	Series 2018-1A Class CERT, due 3/15/2028	58,592	2,828
[e]	Series 2021-1A Class R, due 6/16/2031	9,520	168,863
[e]	Series 2021-2A Class R, due 9/15/2031	16,347	279,185
[e]	Series 2021-3A Class R, due 12/15/2031	53,946	1,260,023
[e]	Series 2023-2A Class A, 6.04% due 6/15/2033	699,096	699,179
[e]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	5,012,069	5,086,926
	Mosaic Solar Loan Trust,
[e]	Series 2020-2A Class D, 5.42% due 8/20/2046	655,924	621,191
[e]	Series 2020-2A Class R, due 8/20/2046	1,549,937	633,631
[e]	Series 2021-1A Class R, due 12/20/2046	8,600,000	887,735
[e]	Series 2021-2A Class R, due 4/22/2047	9,930,000	787,092
[e]	Series 2021-3A Class R, due 6/20/2052	12,320,000	468,098
	NetCredit Combined Receivables LLC,
[e]	Series 2023-A Class A, 7.78% due 12/20/2027	2,386,640	2,398,920
[e]	Series 2024-A Class A, 7.43% due 10/21/2030	3,515,639	3,540,838
[e]	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1 Class A1, 1.91% due 10/20/2061	19,365,000	17,848,901
[d,e]	Oportun Funding LLC Series 2022-1 Class CERT, due 6/15/2029	11,000	313,633
[e]	Oportun Funding XIV LLC, Series 2021-A Class A, 1.21% due 3/8/2028	3,192,161	3,121,894
	Oportun Issuance Trust,
[e]	Series 2021-B Class A, 1.47% due 5/8/2031	5,578,303	5,362,532
[e]	Series 2021-C Class A, 2.18% due 10/8/2031	16,293,000	15,807,653
[e]	Series 2022-A Class A, 5.05% due 6/9/2031	11,110,695	11,097,403
	Pagaya AI Debt Selection Trust,
[e]	Series 2020-4 Class B, 8.25% due 1/25/2028	227,763	228,017
[e]	Series 2021-HG1 Class A, 1.22% due 1/16/2029	973,381	957,680
	Pagaya AI Debt Trust,
[e]	Series 2022-2 Class A, 4.97% due 1/15/2030	306,756	306,464
[e]	Series 2023-1 Class A, 7.556% due 7/15/2030	1,274,482	1,277,634
[d,e]	Series 2023-5 Class AB, 7.421% due 4/15/2031	2,767,764	2,781,055
[e]	Series 2024-1 Class A, 6.66% due 7/15/2031	2,299,878	2,332,300
[e]	PowerPay Issuance Trust, Series 2024-1A Class A, 6.53% due 2/18/2039	7,100,833	7,231,016
	Prosper Marketplace Issuance Trust,
[d,e]	Series 2019-2A Class CERT, due 9/15/2025	16,385	3,824
[d,e]	Series 2019-3A Class CERT, due 7/15/2025	101,327,127	21,177
[e]	Series 2023-1A Class A, 7.06% due 7/16/2029	1,011,664	1,015,074
[e]	Series 2024-1A Class A, 6.12% due 8/15/2029	5,545,892	5,562,874
	Prosper Pass-Thru Trust II,
[e]	Series 2019-ST1 Class CERT, due 7/15/2025	13,363,728	9,335
[e]	Series 2019-ST2 Class R1, due 11/15/2025	6,385,267	38,548
[e]	Series 2019-ST2 Class R2, due 11/15/2025	3,193,133	19,031
[e]	Reach Financial LLC, Series 2023-1A Class A, 7.05% due 2/18/2031	510,532	512,561
[e]	Republic Finance Issuance Trust, Series 2021-A Class A, 2.30% due 12/22/2031	8,400,000	8,222,324
[e]	Retained Vantage Data Centers Issuer LLC, Series 2023-1A Class A2A, 5.00% due 9/15/2048	12,100,000	12,065,393
[d,e]	SBA Tower Trust, Series 2014-2A Class C, 3.869% due 10/15/2049	18,307,000	18,294,344
[e]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	10,538,790	10,163,085
[e]	Sierra Timeshare Receivables Funding LLC, Series 2023-1A Class D, 9.80% due 1/20/2040	1,821,342	1,925,039
[e]	SolarCity LMC Series I LLC, Series 2013-1 Class A, 4.80% due 11/20/2038	671,528	666,405
[e]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	2,621,819	2,453,212
[e]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	11,890,000	11,482,888
[e]	Stack Infrastructure Issuer LLC, Series 2021-1A Class A2, 1.877% due 3/26/2046	7,500,000	7,161,757
[e]	Stream Innovations Issuer Trust, Series 2024-1A Class A, 6.27% due 7/15/2044	5,939,913	6,035,445
[e]	Sunnova Hestia II Issuer LLC, Series 2024-GRID1 Class 1A, 5.63% due 7/20/2051	5,661,489	5,827,797
[e]	Theorem Funding Trust, Series 2022-3A Class A, 7.60% due 4/15/2029	1,945,864	1,960,899

See notes to financial statements.	Annual Financial Statements | 147

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2024

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE
	Upstart Pass-Through Trust,
[e]	Series 2020-ST5 Class A, 3.00% due 12/20/2026	$766,824	$758,117
[e]	Series 2021-ST1 Class A, 2.75% due 2/20/2027	621,751	614,355
[e]	Series 2021-ST2 Class A, 2.50% due 4/20/2027	752,561	740,604
[e]	Series 2021-ST4 Class A, 2.00% due 7/20/2027	775,966	758,426
[e]	Series 2021-ST5 Class A, 2.00% due 7/20/2027	506,102	497,116
[e]	Series 2021-ST6 Class A, 1.85% due 8/20/2027	304,501	303,236
[e]	Series 2021-ST8 Class A, 1.75% due 10/20/2029	39,284	39,196
[e]	Series 2021-ST8 Class CERT, due 10/20/2029	5,400,000	1,801,802
[e]	Series 2021-ST9 Class CERT, due 11/20/2029	1,414,000	470,831
	Upstart Securitization Trust,
[e]	Series 2020-3 Class C, 6.25% due 11/20/2030	665,407	665,441
[e]	Series 2021-2 Class C, 3.61% due 6/20/2031	16,798,415	16,626,717
[e]	Series 2021-3 Class C, 3.28% due 7/20/2031	14,088,925	13,833,152
[e]	Series 2021-3 Class CERT, due 7/20/2031	7,165	315,281
[e]	Series 2021-4 Class CERT, due 9/20/2031	4,706	275,081
[e]	Series 2023-1 Class A, 6.59% due 2/20/2033	457,991	458,428
[e]	Series 2023-3 Class A, 6.90% due 10/20/2033	2,703,811	2,734,055
	Upstart Structured Pass-Through Trust,
[e]	Series 2022-1A Class A, 3.40% due 4/15/2030	2,889,268	2,854,220
[e]	Series 2022-4A Class A, 7.01% due 11/15/2030	877,765	878,412
[e]	Verdant Receivables LLC, Series 2023-1A Class A2, 6.24% due 1/13/2031	8,216,907	8,359,127
			500,552,206
	STUDENT LOAN — 1.5%
[e]	Ascent Education Funding Trust, Series 2024-A Class A, 6.14% due 10/25/2050	12,614,452	12,970,155
	College Ave Student Loans LLC,
[d,e]	Series 2021-A Class A1, 6.069% (TSFR1M + 1.21%) due 7/25/2051	2,311,233	2,233,628
[e]	Series 2021-A Class A2, 1.60% due 7/25/2051	220,117	198,773
[d,e]	Series 2021-C Class A1, 5.869% (TSFR1M + 1.01%) due 7/26/2055	4,614,322	4,303,367
[e]	Series 2023-A Class R, due 5/25/2055	35,000	15,235,933
[e]	College Avenue Student Loans LLC Series 2021-C Class R, due 7/26/2055	38,750	9,495,977
	Commonbond Student Loan Trust,
[e]	Series 18-CGS Class A1, 3.87% due 2/25/2046	353,860	342,534
[e]	Series 2020-1 Class A, 1.69% due 10/25/2051	1,302,228	1,179,241
[e]	Series 2021-BGS Class A, 1.17% due 9/25/2051	4,148,393	3,488,639
[e]	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A Class A, 1.80% due 11/25/2045	16,943,051	15,559,866
[e]	MPOWER Education Trust, Series 2024-A Class A, 6.78% due 7/22/2041	12,188,705	12,537,072
	National Collegiate Student Loan Trust,
[d]	Series 2004-2 Class B, 5.509% (TSFR1M + 0.65%) due 12/26/2033	4,256,926	4,189,505
[d]	Series 2006-1 Class A5, 5.319% (TSFR1M + 0.46%) due 3/25/2033	7,639,558	7,325,709
[d]	Series 2006-4 Class A4, 5.279% (TSFR1M + 0.42%) due 5/25/2032	2,404,760	2,336,928
[d]	Series 2007-2 Class A4, 5.259% (TSFR1M + 0.40%) due 1/25/2033	1,543,430	1,452,075
[d,e]	Navient Private Education Refi Loan Trust, Series 2019-D Class A2B, 6.261% (TSFR1M + 1.16%) due 12/15/2059	2,564,598	2,562,376
	Nelnet Student Loan Trust,
[d,e]	Series 2015-2A Class A2, 5.995% (SOFR30A + 0.71%) due 9/25/2042	1,298,451	1,274,017
[d,e]	Series 2021-CA Class AFL, 5.815% (TSFR1M + 0.85%) due 4/20/2062	2,460,548	2,400,317
[d,e]	Series 2021-DA Class AFL, 5.765% (TSFR1M + 0.80%) due 4/20/2062	2,906,582	2,838,336
[d,e,f]	Prodigy Finance DAC, Series 2021-1A Class A, 6.219% (TSFR1M + 1.36%) due 7/25/2051	456,163	447,226
	SLM Student Loan Trust,
[d]	Series 2008-2 Class A3, 6.371% (SOFR90A + 1.01%) due 4/25/2023	68,253	67,968
[d]	Series 2008-5 Class A4, 7.321% (SOFR90A + 1.96%) due 7/25/2023	410,888	410,736
[d]	Series 2011-2 Class A2, 6.595% (SOFR30A + 1.31%) due 10/25/2034	2,083,732	2,095,430
[d]	Series 2012-1 Class A3, 6.345% (SOFR30A + 1.06%) due 9/25/2028	1,150,440	1,134,605
[d]	Series 2013-6 Class A3, 6.045% (SOFR30A + 0.76%) due 6/26/2028	1,310,117	1,299,901
	SMB Private Education Loan Trust,
[e]	Series 2021-A Class R, due 1/15/2053	2,742	6,344,903
[d,e]	Series 2021-D Class A1B, 5.811% (TSFR1M + 0.71%) due 3/17/2053	1,928,466	1,904,403
[e]	Series 2022-A Class D, 4.75% due 11/16/2054	4,583,520	4,415,461
[e]	SoFi Professional Loan Program LLC, Series 2021-B Class AFX, 1.14% due 2/15/2047	16,197,977	14,260,855

148 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2024

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE
[e]	SoFi Professional Loan Program Trust Series 2021-B Class R1, due 2/15/2047	$90,000	$2,828,551
[d,e]	Towd Point Asset Trust, Series 2021-SL1 Class A2, 5.775% (TSFR1M + 0.81%) due 11/20/2061	1,549,650	1,544,549
			138,679,036
	TOTAL ASSET BACKED SECURITIES (Cost $927,100,627)		911,824,460

	CORPORATE BONDS — 41.6%

	AUTOMOBILES & COMPONENTS — 0.7%

	Automobile Components — 0.1%
[e]	LKQ European Holdings BV (EUR), 4.125% due 4/1/2028	6,600,000	7,363,390
[e]	Real Hero Merger Sub 2, Inc., 6.25% due 2/1/2029	4,616,000	4,007,796
	Automobiles — 0.6%
[d]	American Honda Finance Corp., 5.732% (SOFRINDX + 0.70%) due 11/22/2024	29,050,000	29,052,033
[d,e]	Daimler Truck Finance North America LLC, 5.691% (SOFR + 0.75%) due 12/13/2024	4,099,000	4,102,361
	Hyundai Capital America,
[e]	1.80% due 10/15/2025	1,528,000	1,484,803
[e]	3.00% due 2/10/2027	1,930,000	1,868,916
[e]	5.30% due 3/19/2027	4,750,000	4,848,800
[e]	5.45% due 6/24/2026	5,400,000	5,489,748
[e]	5.50% due 3/30/2026	3,000,000	3,043,680
[e]	5.80% due 6/26/2025	4,500,000	4,532,490
[e]	6.50% due 1/16/2029	3,000,000	3,217,020
			69,011,037
	BANKS — 1.4%

	Banks — 1.4%
[d,e,f]	Bank Leumi Le-Israel BM, 7.129% (5-Yr. CMT + 3.470%) due 7/18/2033	8,239,000	8,244,355
	Bank of New York Mellon Corp.,
[c,d]	Series F, 4.625% (TSFR3M + 3.39%) due 9/20/2026	1,935,000	1,916,211
[c,d]	Series I, 3.75% (5-Yr. CMT + 2.630%) due 12/20/2026	19,575,000	18,452,570
[d,e,f]	DNB Bank ASA, 5.896% (SOFRINDX + 1.95%) due 10/9/2026	6,900,000	6,989,631
	FNB Corp., 5.15% due 8/25/2025	3,170,000	3,168,098
	KeyBank NA, 5.00% due 1/26/2033	7,100,000	7,035,177
[e,f]	Macquarie Bank Ltd., 3.624% due 6/3/2030	2,800,000	2,619,036
[d]	Morgan Stanley Bank NA, 4.968% (SOFR + 0.93%) due 7/14/2028	6,700,000	6,843,782
[d,e,f]	NBK SPC Ltd., 1.625% (SOFR + 1.05%) due 9/15/2027	5,177,000	4,879,530
	Santander Holdings USA, Inc.,
	3.45% due 6/2/2025	1,185,000	1,171,858
[d]	6.124% (SOFR + 1.23%) due 5/31/2027	5,000,000	5,106,300
[d]	6.174% (SOFR + 2.50%) due 1/9/2030	11,370,000	11,863,117
[d]	7.66% (SOFR + 3.28%) due 11/9/2031	12,000,000	13,493,880
[e,f]	Sumitomo Mitsui Trust Bank Ltd., 5.65% due 3/9/2026	5,800,000	5,907,358
	Synchrony Bank, 5.40% due 8/22/2025	6,660,000	6,674,252
	U.S. Bancorp,
[d]	4.653% (SOFR + 1.23%) due 2/1/2029	7,808,000	7,880,302
[d]	5.775% (SOFR + 2.02%) due 6/12/2029	6,950,000	7,282,349
	Wells Fargo & Co.,
[d]	4.808% (SOFR + 1.98%) due 7/25/2028	3,350,000	3,388,659
[d]	5.574% (SOFR + 1.74%) due 7/25/2029	10,000,000	10,403,000
			133,319,465
	CAPITAL GOODS — 1.4%
	Aerospace & Defense — 0.5%
[e]	BWX Technologies, Inc.,4.125% due 6/30/2028 - 4/15/2029	16,461,000	15,836,468
	TransDigm, Inc.,
[e]	6.375% due 3/1/2029	14,860,000	15,326,307
[e]	6.75% due 8/15/2028	11,165,000	11,502,183
	Construction & Engineering — 0.2%
[e,f]	Aeropuertos Dominicanos Siglo XXI SA, 7.00% due 6/30/2034	5,000,000	5,232,550
[e,f]	IHS Netherlands Holdco BV, 8.00% due 9/18/2027	18,475,000	18,494,953

See notes to financial statements.	Annual Financial Statements | 149

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2024

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE
	Machinery — 0.5%
[e,f]	ATS Corp., 4.125% due 12/15/2028	$9,620,000	$9,050,977
[e]	Esab Corp., 6.25% due 4/15/2029	970,000	997,500
	Flowserve Corp., 3.50% due 10/1/2030	3,431,000	3,197,109
[e]	Mueller Water Products, Inc., 4.00% due 6/15/2029	20,714,000	19,755,977
	nVent Finance SARL,
[f]	2.75% due 11/15/2031	4,097,000	3,545,421
[f]	4.55% due 4/15/2028	3,000,000	3,003,840
	Regal Rexnord Corp.,
	6.05% due 2/15/2026	4,350,000	4,423,689
	6.30% due 2/15/2030	6,000,000	6,376,020
	Trading Companies & Distributors — 0.2%
	LKQ Corp., 6.25% due 6/15/2033	5,840,000	6,194,838
[e]	Windsor Holdings III LLC, 8.50% due 6/15/2030	8,470,000	9,064,679
			132,002,511
	COMMERCIAL & PROFESSIONAL SERVICES — 1.9%

	Commercial Services & Supplies — 1.6%
[e]	ACCO Brands Corp., 4.25% due 3/15/2029	16,611,000	15,559,191
	Avery Dennison Corp., 5.75% due 3/15/2033	16,449,000	17,631,683
	Clean Harbors, Inc.,
[e]	5.125% due 7/15/2029	2,000,000	1,976,320
[e]	6.375% due 2/1/2031	3,000,000	3,072,570
	CoreCivic, Inc., 8.25% due 4/15/2029	12,869,000	13,629,815
	Element Fleet Management Corp.,
[e,f]	5.643% due 3/13/2027	5,400,000	5,538,456
[e,f]	6.271% due 6/26/2026	17,735,000	18,216,505
[e,f]	6.319% due 12/4/2028	3,422,000	3,644,943
	Equifax, Inc.,
	2.35% due 9/15/2031	9,394,000	8,156,810
	5.10% due 6/1/2028	4,667,000	4,778,588
	GEO Group, Inc., 8.625% due 4/15/2029	8,975,000	9,330,949
	Quanta Services, Inc.,
	0.95% due 10/1/2024	13,381,000	13,381,000
	4.75% due 8/9/2027	10,565,000	10,677,306
[e]	UL Solutions, Inc., 6.50% due 10/20/2028	16,950,000	18,133,280
[e]	VT Topco, Inc., 8.50% due 8/15/2030	1,450,000	1,548,310
	Professional Services — 0.3%
	Gartner, Inc.,
[e]	3.625% due 6/15/2029	7,155,000	6,833,598
[e]	4.50% due 7/1/2028	3,749,000	3,713,272
[e]	Korn Ferry, 4.625% due 12/15/2027	17,229,000	16,859,438
	Verisk Analytics, Inc., 5.75% due 4/1/2033	3,540,000	3,810,208
			176,492,242
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 0.4%

	Broadline Retail — 0.3%
[e,f,h]	Meituan, 4.50% due 4/2/2028	11,600,000	11,509,636
	MercadoLibre, Inc.,
	2.375% due 1/14/2026	6,460,000	6,247,854
	3.125% due 1/14/2031	9,965,000	8,980,159
	Specialty Retail — 0.1%
	Genuine Parts Co., 4.95% due 8/15/2029	8,613,000	8,756,234
			35,493,883
	CONSUMER DURABLES & APPAREL — 0.3%

	Household Durables — 0.2%
[e]	CD&R Smokey Buyer, Inc., 6.75% due 7/15/2025	13,833,000	13,833,138
[e,h]	CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50% due 10/15/2029	9,225,000	9,230,720
	Leisure Products — 0.1%
	Polaris, Inc., 6.95% due 3/15/2029	9,875,000	10,715,461
			33,779,319

150 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2024

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE
	CONSUMER SERVICES — 0.7%
	Diversified Consumer Services — 0.1%
	Service Corp. International, 5.75% due 10/15/2032	$5,950,000	$5,988,437
	Hotels, Restaurants & Leisure — 0.6%
	Marriott International, Inc., Series GG, 3.50% due 10/15/2032	8,825,000	8,074,699
[e]	Papa John’s International, Inc., 3.875% due 9/15/2029	12,568,000	11,632,438
[e]	TKC Holdings, Inc., 6.875% due 5/15/2028	8,650,000	8,539,193
	Warnermedia Holdings, Inc., 6.412% due 3/15/2026	13,000,000	13,001,300
[e]	WMG Acquisition Corp. (EUR), 2.25% due 8/15/2031	19,018,000	19,217,378
			66,453,445
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.7%
	Consumer Staples Distribution & Retail — 0.7%
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC,
[e]	5.875% due 2/15/2028	13,948,000	13,992,912
[e]	6.50% due 2/15/2028	4,725,000	4,810,381
[e]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	24,136,000	25,109,163
	U.S. Foods, Inc.,
[e]	4.75% due 2/15/2029	13,800,000	13,465,764
[e,h]	5.75% due 4/15/2033	5,465,000	5,471,777
			62,849,997
	ENERGY — 3.3%
	Energy Equipment & Services — 0.1%
[e,f]	Empresa Generadora de Electricidad Haina SA, 5.625% due 11/8/2028	10,800,000	10,200,816
	Oil, Gas & Consumable Fuels — 3.2%
[e]	Chesapeake Energy Corp., 5.50% due 2/1/2026	8,773,000	8,762,209
[e]	CITGO Petroleum Corp., 7.00% due 6/15/2025	12,200,000	12,200,122
[e]	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	725,000	719,512
[e]	Columbia Pipelines Holding Co. LLC, 5.097% due 10/1/2031	9,600,000	9,684,480
[e]	Columbia Pipelines Operating Co. LLC, 5.927% due 8/15/2030	11,960,000	12,668,152
[e]	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625% due 3/15/2029	16,145,000	16,997,940
	Ecopetrol SA,
[f]	6.875% due 4/29/2030	4,860,000	4,867,290
[f]	8.875% due 1/13/2033	10,588,000	11,347,266
[e]	El Paso Natural Gas Co. LLC, 3.50% due 2/15/2032	1,989,000	1,769,733
	Energean Israel Finance Ltd.,
[e,f]	5.375% due 3/30/2028	6,500,000	5,837,520
[e,f]	8.50% due 9/30/2033	13,060,000	12,352,801
	Energy Transfer LP,
	6.05% due 12/1/2026	14,520,000	15,024,860
[d]	8.527% (TSFR3M + 3.28%) due 11/1/2066	1,200,000	1,140,984
[e]	Florida Gas Transmission Co. LLC, 2.30% due 10/1/2031	2,101,000	1,782,278
	Galaxy Pipeline Assets Bidco Ltd.,
[e,f]	1.75% due 9/30/2027	4,968,524	4,753,933
[e,f]	2.16% due 3/31/2034	3,375,773	2,995,965
[e,f]	2.625% due 3/31/2036	6,630,000	5,671,567
[b,e,f,i]	Gazprom PJSC via Gaz Finance plc, 3.50% due 7/14/2031	16,000,000	8,431,040
[e]	Gray Oak Pipeline LLC, 3.45% due 10/15/2027	6,730,000	6,507,372
[e,f]	Greensaif Pipelines Bidco SARL, 5.853% due 2/23/2036	10,000,000	10,352,200
	Gulfstream Natural Gas System LLC,
[e]	4.60% due 9/15/2025	5,000,000	4,984,600
[e]	6.19% due 11/1/2025	3,584,000	3,636,183
	Kinder Morgan Energy Partners LP, 5.80% due 3/15/2035	4,450,000	4,679,709
[e,f]	Medco Maple Tree Pte. Ltd., 8.96% due 4/27/2029	13,000,000	13,752,310
[e]	Midwest Connector Capital Co. LLC, 4.625% due 4/1/2029	5,487,000	5,460,333
	MPLX LP, 4.95% due 9/1/2032	2,790,000	2,800,574
	NuStar Logistics LP, 6.00% due 6/1/2026	4,000,000	4,026,720
	Parkland Corp.,
[e,f]	5.875% due 7/15/2027	5,456,000	5,443,833
[e,f]	6.625% due 8/15/2032	2,135,000	2,167,303

See notes to financial statements.	Annual Financial Statements | 151

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2024

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE
	Petroleos Mexicanos,
[f]	5.95% due 1/28/2031	$8,312,000	$7,193,371
[f]	6.84% due 1/23/2030	10,950,000	10,142,766
	Petroleos Mexicanos (EUR), 3.75% due 4/16/2026	6,500,000	7,017,973
	Raizen Fuels Finance SA,
[e,f]	5.70% due 1/17/2035	11,670,000	11,565,670
[e,f]	6.45% due 3/5/2034	4,800,000	5,081,760
[e]	South Bow USA Infrastructure Holdings LLC, 5.026% due 10/1/2029	4,460,000	4,474,049
[c]	Summit Midstream Corp., Series A, 12.638% (SOFR + 7.32%) due 10/31/2024	2,114,000	3,109,212
[e]	Summit Midstream Holdings LLC, 8.625% due 10/31/2029	4,950,000	5,179,185
	Sunoco LP,
[e]	7.00% due 5/1/2029	2,083,000	2,177,568
[e]	7.25% due 5/1/2032	7,893,000	8,360,424
	Sunoco LP/Sunoco Finance Corp.,
	5.875% due 3/15/2028	12,530,000	12,598,163
[e]	7.00% due 9/15/2028	2,387,000	2,477,897
	Tennessee Gas Pipeline Co. LLC, 7.00% due 3/15/2027	2,251,000	2,377,371
[e,f]	TMS Issuer SARL, 5.78% due 8/23/2032	10,700,000	11,253,939
	Whistler Pipeline LLC,
[e]	5.40% due 9/30/2029	5,000,000	5,105,450
[e]	5.70% due 9/30/2031	6,560,000	6,789,994
			315,924,397
	EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.0%

	Diversified REITs — 1.7%
	American Tower Corp.,
	1.875% due 10/15/2030	6,000,000	5,171,460
	5.80% due 11/15/2028	5,000,000	5,256,300
[e]	American Tower Trust #1, 3.652% due 3/15/2048	14,250,000	13,843,131
	Crown Castle, Inc.,
	2.90% due 3/15/2027	2,750,000	2,660,762
	4.90% due 9/1/2029	8,536,000	8,679,405
	5.00% due 1/11/2028	7,100,000	7,222,617
	Digital Realty Trust LP, 4.45% due 7/15/2028	4,800,000	4,811,952
	Extra Space Storage LP, 5.70% due 4/1/2028	3,257,000	3,391,123
[e]	Iron Mountain Information Management Services, Inc., 5.00% due 7/15/2032	6,085,000	5,868,009
	Iron Mountain, Inc.,
[e]	4.875% due 9/15/2029	2,000,000	1,958,400
[e]	7.00% due 2/15/2029	7,985,000	8,317,974
	Realty Income Corp., 4.70% due 12/15/2028	4,503,000	4,573,022
	SBA Tower Trust,
[e]	1.631% due 5/15/2051	13,500,000	12,639,972
[e]	1.84% due 4/15/2027	3,400,000	3,162,836
[e]	1.884% due 7/15/2050	2,420,000	2,335,437
[e,h]	4.831% due 10/15/2029	16,980,000	16,887,459
[e]	6.599% due 11/15/2052	15,000,000	15,610,095
	Sun Communities Operating LP,
	2.70% due 7/15/2031	9,377,000	8,189,966
	5.50% due 1/15/2029	5,100,000	5,247,849
[e,f]	Trust Fibra Uno, 5.25% due 1/30/2026	16,342,000	16,270,259
	Vornado Realty LP, 2.15% due 6/1/2026	9,336,500	8,888,535
	Retail REITs — 0.3%
	Brixmor Operating Partnership LP, 3.85% due 2/1/2025	4,362,000	4,338,096
	Retail Opportunity Investments Partnership LP, 6.75% due 10/15/2028	20,016,000	21,493,381
			186,818,040
	FINANCIAL SERVICES — 4.2%

	Capital Markets — 1.8%
	Ares Capital Corp., 3.25% due 7/15/2025	8,227,000	8,096,520
	Blue Owl Credit Income Corp.,
	3.125% due 9/23/2026	2,176,000	2,078,189
	7.75% due 9/16/2027	1,350,000	1,421,604

152 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2024

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE
	Blue Owl Technology Finance Corp.,
[e]	3.75% due 6/17/2026	$4,232,000	$4,070,930
[e]	4.75% due 12/15/2025	27,846,000	27,434,715
[e]	Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV (GBP), 8.50% due 1/15/2031	150,000	217,145
[e]	Burford Capital Global Finance LLC, 9.25% due 7/1/2031	18,500,000	19,906,185
[d]	Citigroup Global Markets Holdings, Inc., 6.40% due 1/29/2035	4,108,000	2,967,056
	Compass Group Diversified Holdings LLC,
[e]	5.00% due 1/15/2032	800,000	740,096
[e]	5.25% due 4/15/2029	9,633,000	9,355,666
[a]	CRA Loan Funding 1, 11.00% due 12/15/2026	18,000,000	18,450,000
[e,f]	Foresea Holding SA, 7.50% due 6/15/2030	198,293	188,737
	Hercules Capital, Inc.,
	2.625% due 9/16/2026	9,316,000	8,810,421
	3.375% due 1/20/2027	4,157,000	3,957,506
	LPL Holdings, Inc.,
[e]	4.00% due 3/15/2029	16,905,000	16,169,632
[e]	4.625% due 11/15/2027	3,515,000	3,480,377
[e,f]	LSEGA Financing plc, 2.00% due 4/6/2028	2,065,000	1,911,405
	Main Street Capital Corp.,
	3.00% due 7/14/2026	2,258,000	2,163,751
	6.50% due 6/4/2027	18,514,000	18,929,084
	Nasdaq, Inc., 5.55% due 2/15/2034	10,156,000	10,709,400
[e]	Oaktree Strategic Credit Fund, 8.40% due 11/14/2028	6,938,000	7,504,141
	Sixth Street Specialty Lending, Inc., 3.875% due 11/1/2024	4,054,000	4,045,203
	Consumer Finance — 0.2%
[e]	FirstCash, Inc., 5.625% due 1/1/2030	17,215,000	17,065,746
	Financial Services — 2.0%
	Antares Holdings LP,
[e]	2.75% due 1/15/2027	1,630,000	1,524,132
[e]	3.75% due 7/15/2027	6,480,000	6,142,457
[e]	3.95% due 7/15/2026	9,951,000	9,669,486
[e]	7.95% due 8/11/2028	5,000,000	5,305,150
[e]	8.50% due 5/18/2025	3,210,000	3,237,189
[f]	Banco Santander SA, 5.147% due 8/18/2025	9,500,000	9,526,030
	Bank of America Corp.,
[d]	1.319% (SOFR + 1.15%) due 6/19/2026	1,275,000	1,243,571
[d]	4.948% (SOFR + 2.04%) due 7/22/2028	4,900,000	4,985,015
	BNP Paribas SA,
[d,e,f]	2.591% (SOFR + 1.23%) due 1/20/2028	1,350,000	1,295,258
[d,e,f]	2.819% (TSFR3M + 1.37%) due 11/19/2025	5,000,000	4,980,900
[d]	Capital One Financial Corp., 7.149% (SOFR + 2.44%) due 10/29/2027	3,737,000	3,938,686
[d]	Charles Schwab Corp., 6.033% (SOFRINDX + 1.05%) due 3/3/2027	20,000,000	20,098,000
	Citigroup, Inc.,
[d]	1.122% (SOFR + 0.77%) due 1/28/2027	1,070,000	1,023,690
[d]	1.462% (SOFR + 0.77%) due 6/9/2027	5,881,000	5,604,711
[d,f]	Deutsche Bank AG, 2.552% (SOFR + 1.32%) due 1/7/2028	4,760,000	4,536,137
[d]	Goldman Sachs Group, Inc., 5.761% (SOFR + 0.82%) due 9/10/2027	3,687,000	3,681,027
	HSBC Holdings plc,
[d,f]	1.645% (SOFR + 1.54%) due 4/18/2026	3,750,000	3,680,738
[d,f]	4.041% (TSFR3M + 1.81%) due 3/13/2028	3,500,000	3,462,760
[d,f]	4.18% (SOFR + 1.51%) due 12/9/2025	2,600,000	2,593,344
[d,f]	4.583% (TSFR3M + 1.80%) due 6/19/2029	3,000,000	3,001,710
[d,f]	4.755% (SOFR + 2.11%) due 6/9/2028	1,370,000	1,379,576
	JPMorgan Chase & Co.,
[d]	1.04% (TSFR3M + 0.70%) due 2/4/2027	1,896,000	1,812,348
[d]	3.54% (TSFR3M + 1.64%) due 5/1/2028	6,314,000	6,200,601
[d]	5.04% (SOFR + 1.19%) due 1/23/2028	2,925,000	2,974,403
[d]	5.943% (SOFR + 0.92%) due 2/24/2026	7,590,000	7,604,345
	Mitsubishi UFJ Financial Group, Inc.,
[d,f]	0.962% (H15T1Y + 0.45%) due 10/11/2025	9,714,000	9,702,440
[d,f]	2.309% (H15T1Y + 0.95%) due 7/20/2032	7,000,000	6,060,390
[d,f]	5.017% (H15T1Y + 1.95%) due 7/20/2028	1,750,000	1,784,475
[d,f]	5.475% (H15T1Y + 1.53%) due 2/22/2031	2,000,000	2,095,680

See notes to financial statements.	Annual Financial Statements | 153

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2024

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE
[d]	Morgan Stanley, 4.679% (SOFR + 1.67%) due 7/17/2026	$1,560,000	$1,558,144
	Societe Generale SA,
[d,e,f]	1.792% (H15T1Y + 1.00%) due 6/9/2027	1,667,000	1,582,233
[e,f]	2.625% due 1/22/2025	3,000,000	2,973,090
[d,e,f]	5.634% (H15T1Y + 1.75%) due 1/19/2030	2,000,000	2,047,680
[d,e,f]	6.267% (SOFR + 1.05%) due 1/21/2026	2,600,000	2,603,016
[f]	Sumitomo Mitsui Financial Group, Inc., 5.852% due 7/13/2030	14,550,000	15,547,693
[d]	Truist Financial Corp., 7.161% (SOFR + 2.45%) due 10/30/2029	6,250,000	6,854,437
	UBS Group AG,
[d,e,f]	1.494% (H15T1Y + 0.85%) due 8/10/2027	2,679,000	2,532,030
[d,e,f]	6.373% (SOFR + 3.34%) due 7/15/2026	3,600,000	3,639,528
[e]	United Wholesale Mortgage LLC, 5.50% due 11/15/2025	12,301,000	12,309,980
	Western Union Co., 2.85% due 1/10/2025	2,338,000	2,320,395
	Mortgage Real Estate Investment Trusts — 0.2%
[e]	Prologis Targeted U.S. Logistics Fund LP, 5.25% due 4/1/2029 - 1/15/2035	17,475,000	17,905,389
			400,691,373
	FOOD, BEVERAGE & TOBACCO — 1.7%
	Beverages — 0.6%
[e,f]	Becle SAB de CV, 2.50% due 10/14/2031	34,064,000	28,367,818
[e,f]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	24,655,000	23,941,731
	Constellation Brands, Inc., 5.00% due 2/2/2026	2,763,000	2,761,922
	Huntington Ingalls Industries, Inc.,
	2.043% due 8/16/2028	2,960,000	2,718,227
	3.483% due 12/1/2027	1,745,000	1,699,072
	Food Products — 0.4%
[e]	Darling Global Finance BV (EUR), 3.625% due 5/15/2026	9,700,000	10,753,063
	Darling Ingredients, Inc.,
[e]	5.25% due 4/15/2027	3,700,000	3,680,649
[e]	6.00% due 6/15/2030	1,000,000	1,009,220
	Post Holdings, Inc.,
[e]	4.625% due 4/15/2030	8,860,000	8,474,236
[e]	5.50% due 12/15/2029	8,247,000	8,188,116
[e]	6.25% due 2/15/2032	2,950,000	3,038,943
[e]	6.375% due 3/1/2033	5,000,000	5,083,450
	Tobacco — 0.7%
	Altria Group, Inc., 2.45% due 2/4/2032	9,890,000	8,436,368
	BAT Capital Corp., 7.75% due 10/19/2032	4,862,000	5,747,370
	Imperial Brands Finance plc,
[e,f]	5.50% due 2/1/2030	22,500,000	23,212,350
[e,f]	6.125% due 7/27/2027	5,000,000	5,199,100
[e]	Vector Group Ltd., 10.50% due 11/1/2026	20,927,000	21,175,194
			163,486,829
	HEALTH CARE EQUIPMENT & SERVICES — 1.9%
	Health Care Equipment & Supplies — 0.5%
[e]	Dentsply Sirona, Inc., 5.456% due 10/28/2024	18,000,000	17,927,775
	Hologic, Inc.,
[e]	3.25% due 2/15/2029	11,957,000	11,144,641
[e]	4.625% due 2/1/2028	2,000,000	1,963,200
[e]	Medline Borrower LP, 3.875% due 4/1/2029	2,000,000	1,893,420
[e]	Medline Borrower LP/Medline Co-Issuer, Inc., 6.25% due 4/1/2029	7,950,000	8,198,120
[e,f]	Olympus Corp., 2.143% due 12/8/2026	5,510,000	5,249,046
	Health Care Providers & Services — 1.4%
	Centene Corp.,
	2.625% due 8/1/2031	3,950,000	3,387,836
	3.00% due 10/15/2030	6,962,000	6,231,338
	4.625% due 12/15/2029	5,775,000	5,653,898
	Charles River Laboratories International, Inc.,
[e]	3.75% due 3/15/2029	6,567,000	6,179,678
[e]	4.25% due 5/1/2028	6,480,000	6,296,810
[e]	Highmark, Inc., 1.45% due 5/10/2026	10,580,000	10,046,451

154 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2024

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE
	Humana, Inc.,
	5.375% due 4/15/2031	$6,569,000	$6,799,835
	5.70% due 3/13/2026	23,835,000	23,840,959
	IQVIA, Inc., 5.70% due 5/15/2028	5,000,000	5,196,050
	IQVIA, Inc. (EUR),
[e]	2.25% due 3/15/2029	9,460,000	9,852,236
[e]	2.875% due 6/15/2028	5,000,000	5,407,402
	Tenet Healthcare Corp.,
	6.125% due 6/15/2030	4,500,000	4,575,915
	6.75% due 5/15/2031	16,224,000	16,923,255
	Universal Health Services, Inc.,
	1.65% due 9/1/2026	6,179,000	5,851,822
	2.65% due 10/15/2030	4,646,000	4,146,462
	4.625% due 10/15/2029	14,035,000	13,952,053
			180,718,202
	HOUSEHOLD & PERSONAL PRODUCTS — 0.5%
	Household Products — 0.4%
[e]	Energizer Holdings, Inc., 4.75% due 6/15/2028	7,268,000	7,059,845
	Prestige Brands, Inc.,
[e]	3.75% due 4/1/2031	6,386,000	5,851,747
[e]	5.125% due 1/15/2028	12,321,000	12,211,220
	Scotts Miracle-Gro Co.,
	4.375% due 2/1/2032	13,166,000	12,187,766
	5.25% due 12/15/2026	2,000,000	1,990,760
	Personal Care Products — 0.1%
[e]	Edgewell Personal Care Co., 5.50% due 6/1/2028	9,892,000	9,830,175
			49,131,513
	INDUSTRIALS — 0.2%
	Transportation Infrastructure — 0.2%
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
[e]	5.35% due 3/30/2029	3,060,000	3,158,838
[e]	5.55% due 5/1/2028	9,940,000	10,273,586
[e]	5.75% due 5/24/2026	2,480,000	2,525,781
[e]	6.20% due 6/15/2030	2,400,000	2,590,152
			18,548,357
	INSURANCE — 4.8%
	Insurance — 4.8%
	American National Group, Inc.,
[h]	5.75% due 10/1/2029	4,408,000	4,431,362
[e]	6.144% due 6/13/2032	12,684,000	12,609,164
	Aon North America, Inc., 5.45% due 3/1/2034	11,280,000	11,844,338
[e,f]	Ascot Group Ltd., 4.25% due 12/15/2030	6,889,000	6,014,028
	Brighthouse Financial Global Funding,
[e]	1.55% due 5/24/2026	2,089,000	1,988,310
[e]	2.00% due 6/28/2028	4,823,000	4,355,314
[e]	5.55% due 4/9/2027	16,438,000	16,782,705
[e]	5.65% due 6/10/2029	4,056,000	4,192,241
	Brown & Brown, Inc., 5.65% due 6/11/2034	9,677,000	10,148,367
	CNA Financial Corp., 5.125% due 2/15/2034	6,785,000	6,938,137
	CNO Financial Group, Inc., 6.45% due 6/15/2034	11,385,000	12,022,902
[e]	CNO Global Funding, 4.95% due 9/9/2029	6,755,000	6,784,317
[e]	Corebridge Global Funding, 5.75% due 7/2/2026	8,940,000	9,168,059
[e,f]	DaVinciRe Holdings Ltd., 4.75% due 5/1/2025	7,678,000	7,620,108
[d]	Enstar Finance LLC, 5.75% (5-Yr. CMT + 5.470%) due 9/1/2040	20,000,000	19,750,600
[f]	Enstar Group Ltd., 3.10% due 9/1/2031	12,701,000	10,975,569
	Equitable Financial Life Global Funding,
[e]	1.00% due 1/9/2026	3,000,000	2,875,860
[e]	1.40% due 8/27/2027	4,620,000	4,269,712
[e]	1.80% due 3/8/2028	5,919,000	5,415,707

See notes to financial statements.	Annual Financial Statements | 155

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2024

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE
	F&G Annuities & Life, Inc.,
	6.50% due 6/4/2029	$4,650,000	$4,788,989
	7.40% due 1/13/2028	11,590,000	12,239,156
	F&G Global Funding,
[e]	1.75% due 6/30/2026	7,973,000	7,551,866
[e]	2.00% due 9/20/2028	8,458,000	7,536,332
[e]	2.30% due 4/11/2027	4,200,000	3,930,696
	Fairfax Financial Holdings Ltd.,
[f]	4.625% due 4/29/2030	4,673,000	4,667,953
[f]	5.625% due 8/16/2032	3,249,000	3,369,213
[e,f]	Fidelis Insurance Holdings Ltd., 4.875% due 6/30/2030	4,409,000	4,477,384
	Fidelity National Financial, Inc.,
	2.45% due 3/15/2031	3,857,000	3,343,248
	4.50% due 8/15/2028	1,280,000	1,284,928
	First American Financial Corp.,
	2.40% due 8/15/2031	2,261,000	1,898,697
	4.00% due 5/15/2030	1,457,000	1,385,141
[e]	Five Corners Funding Trust III, 5.791% due 2/15/2033	7,260,000	7,783,954
	GA Global Funding Trust,
[e]	1.625% due 1/15/2026	610,000	587,296
[e]	2.25% due 1/6/2027	2,971,000	2,829,372
[e]	3.85% due 4/11/2025	5,860,000	5,822,555
[e]	4.40% due 9/23/2027	9,223,000	9,207,044
[e]	Global Atlantic Fin Co., 4.40% due 10/15/2029	7,275,000	7,006,771
	Globe Life, Inc., 5.85% due 9/15/2034	7,582,000	7,832,737
[e]	Guardian Life Global Funding, 5.55% due 10/28/2027	4,545,000	4,727,527
	Horace Mann Educators Corp., 7.25% due 9/15/2028	6,000,000	6,509,820
[e,f]	Intact Financial Corp., 5.459% due 9/22/2032	5,922,000	6,073,781
	Jackson National Life Global Funding,
[e]	5.25% due 4/12/2028	6,697,000	6,770,734
[e]	5.50% due 1/9/2026	17,000,000	17,166,260
[e]	5.55% due 7/2/2027	5,350,000	5,493,861
	Lincoln National Corp., 5.852% due 3/15/2034	5,000,000	5,261,150
	Mercury General Corp., 4.40% due 3/15/2027	9,408,000	9,310,345
[d,e]	Nationwide Mutual Insurance Co., 7.498% (SOFR + 2.18%) due 12/15/2024	6,178,000	6,191,653
[e]	New York Life Global Funding, 4.55% due 1/28/2033	4,400,000	4,411,660
[d,e]	Pacific Life Global Funding II, 5.596% (SOFR + 0.62%) due 6/4/2026	4,533,000	4,532,955
[f]	Pentair Finance SARL, 5.90% due 7/15/2032	9,193,000	9,848,645
[e]	Principal Life Global Funding II, 5.50% due 6/28/2028	6,400,000	6,620,224
[e]	Protective Life Corp., 3.40% due 1/15/2030	4,902,000	4,639,253
[e]	Protective Life Global Funding, 5.467% due 12/8/2028	4,850,000	5,070,239
	Reinsurance Group of America, Inc., 6.00% due 9/15/2033	7,001,000	7,507,172
	Reliance Standard Life Global Funding II,
[e]	1.512% due 9/28/2026	4,000,000	3,746,600
[e]	5.243% due 2/2/2026	17,289,000	17,373,716
[f]	RenaissanceRe Holdings Ltd., 5.75% due 6/5/2033	9,395,000	9,856,858
	RGA Global Funding,
[e]	2.70% due 1/18/2029	9,687,000	8,998,157
[e]	5.448% due 5/24/2029	4,000,000	4,163,640
[e]	5.50% due 1/11/2031	5,458,000	5,704,865
	Sammons Financial Group, Inc.,
[e]	4.45% due 5/12/2027	2,000,000	1,979,400
[e]	6.875% due 4/15/2034	6,610,000	7,074,286
	Stewart Information Services Corp., 3.60% due 11/15/2031	16,620,000	14,569,757
	Willis North America, Inc.,
	2.95% due 9/15/2029	3,000,000	2,785,260
	5.35% due 5/15/2033	9,835,000	10,117,363
			452,235,313
	MATERIALS — 2.8%
	Chemicals — 0.7%
	FMC Corp., 5.15% due 5/18/2026	4,860,000	4,907,822
	International Flavors & Fragrances, Inc. (EUR), 1.80% due 9/25/2026	13,400,000	14,542,551

156 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2024

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE
	NOVA Chemicals Corp.,
[e,f]	5.25% due 6/1/2027	$9,300,000	$9,200,490
[e,f]	9.00% due 2/15/2030	5,000,000	5,415,750
[e,f]	Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00% due 1/27/2030	12,383,000	11,488,081
	OCP SA,
[e,f]	3.75% due 6/23/2031	7,200,000	6,478,272
[e,f]	4.50% due 10/22/2025	4,800,000	4,753,440
[b,f,i]	Phosagro OAO Via Phosagro Bond Funding DAC, 3.05% due 1/23/2025	933,000	772,627
[e,f]	SNF Group SACA, 3.125% due 3/15/2027	8,405,000	7,994,668
	Containers & Packaging — 1.4%
[f]	Amcor Group Finance plc, 5.45% due 5/23/2029	4,400,000	4,560,468
[e,f]	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance plc, 3.25% due 9/1/2028	16,310,000	14,933,599
	Ball Corp.,
	2.875% due 8/15/2030	14,300,000	12,722,567
	3.125% due 9/15/2031	5,414,000	4,806,549
	6.00% due 6/15/2029	1,000,000	1,034,750
[e]	Berry Global, Inc., 4.875% due 7/15/2026	8,222,000	8,196,841
[e]	Berry Global, Inc. (EUR), 1.00% due 1/15/2025	4,019,000	4,437,555
	Graphic Packaging International LLC,
[e]	3.50% due 3/15/2028 - 3/1/2029	12,150,000	11,492,122
[e]	6.375% due 7/15/2032	1,000,000	1,033,060
	Matthews International Corp.,
[e]	8.625% due 10/1/2027	7,730,000	7,878,803
[e]	Class C, 5.25% due 12/1/2025	15,091,000	15,084,360
[e]	OI European Group BV (EUR), 6.25% due 5/15/2028	3,000,000	3,473,026
	Sealed Air Corp.,
[e]	1.573% due 10/15/2026	13,352,000	12,540,332
[e]	5.00% due 4/15/2029	8,460,000	8,333,692
[e]	6.50% due 7/15/2032	4,000,000	4,124,720
[e]	Sealed Air Corp./Sealed Air Corp. U.S., 7.25% due 2/15/2031	500,000	529,530
[e]	Silgan Holdings, Inc., 1.40% due 4/1/2026	20,082,000	19,055,207
	Metals & Mining — 0.7%
[f]	AngloGold Ashanti Holdings plc, 3.375% due 11/1/2028	15,715,000	14,807,616
[e,f]	Antofagasta plc, 2.375% due 10/14/2030	3,700,000	3,195,505
[e,f]	Cia de Minas Buenaventura SAA, 5.50% due 7/23/2026	350,000	345,698
	Cleveland-Cliffs, Inc., 7.00% due 3/15/2027	5,000,000	4,983,700
[b,e,f,i]	Metalloinvest Finance DAC, 3.375% due 10/22/2028	7,500,000	3,759,750
[e,f]	POSCO, 5.625% due 1/17/2026	2,350,000	2,378,670
	Stillwater Mining Co.,
[e]	4.00% due 11/16/2026	14,328,000	13,665,903
[e]	4.50% due 11/16/2029	3,050,000	2,594,086
	WE Soda Investments Holding plc,
[e,f]	9.375% due 2/14/2031	4,150,000	4,311,850
[e,f]	9.50% due 10/6/2028	16,000,000	16,658,560
			266,492,220
	MEDIA & ENTERTAINMENT — 0.7%
	Media — 0.7%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
[e]	4.25% due 2/1/2031 - 1/15/2034	11,548,000	9,889,059
[e]	4.75% due 3/1/2030 - 2/1/2032	9,273,000	8,484,061
[e]	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875% due 8/15/2027	3,880,000	3,804,495
	News Corp.,
[e]	3.875% due 5/15/2029	2,000,000	1,891,520
[e]	5.125% due 2/15/2032	4,980,000	4,895,240
[e]	Sirius XM Radio, Inc., 5.00% due 8/1/2027	21,775,000	21,453,819
[e,f]	Telenet Finance Luxembourg Notes SARL, 5.50% due 3/1/2028	14,200,000	13,911,598
			64,329,792

See notes to financial statements.	Annual Financial Statements | 157

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2024

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.7%
	Biotechnology — 0.3%
	Amgen, Inc.,
	5.25% due 3/2/2033	$5,000,000	$5,204,400
	5.507% due 3/2/2026	6,800,000	6,800,204
	Bio-Rad Laboratories, Inc., 3.30% due 3/15/2027	2,505,000	2,441,599
	Illumina, Inc.,
	4.65% due 9/9/2026	2,902,000	2,920,050
	5.80% due 12/12/2025	5,579,000	5,651,248
[f]	Royalty Pharma plc, 1.75% due 9/2/2027	4,086,000	3,807,335
	Life Sciences Tools & Services — 0.1%
[e]	Avantor Funding, Inc. (EUR), 2.625% due 11/1/2025	11,000,000	12,136,768
	Pharmaceuticals — 0.3%
[a,b,i]	Atlas U.S. Royalty LLC Participation Rights, Zero Coupon due 3/15/2027	5,450,000	545
[e]	Bayer U.S. Finance II LLC, 4.25% due 12/15/2025	2,500,000	2,481,275
	Cigna Group, 5.685% due 3/15/2026	16,515,000	16,515,165
[e]	PRA Health Sciences, Inc., 2.875% due 7/15/2026	5,402,000	5,235,294
			63,193,883
	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
	Real Estate Management & Development — 0.2%
[e]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	13,774,000	13,904,578
[e]	Greystar Real Estate Partners LLC, 7.75% due 9/1/2030	2,490,000	2,647,019
			16,551,597
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.9%
	Semiconductors & Semiconductor Equipment — 0.9%
[e]	Broadcom, Inc., 3.187% due 11/15/2036	4,861,000	4,117,461
	Microchip Technology, Inc., 4.25% due 9/1/2025	11,300,000	11,259,094
	Micron Technology, Inc.,
	4.663% due 2/15/2030	1,186,000	1,192,808
	6.75% due 11/1/2029	9,820,000	10,791,198
	Qorvo, Inc.,
	1.75% due 12/15/2024	8,500,000	8,431,915
[e]	3.375% due 4/1/2031	14,904,000	13,344,147
[e,f]	Renesas Electronics Corp., 1.543% due 11/26/2024	23,340,000	23,211,163
	SK Hynix, Inc.,
[e,f]	1.50% due 1/19/2026	4,400,000	4,225,628
[e,f]	6.25% due 1/17/2026	4,800,000	4,894,512
	Skyworks Solutions, Inc., 1.80% due 6/1/2026	1,160,000	1,109,146
			82,577,072
	SOFTWARE & SERVICES — 2.7%
	Information Technology Services — 0.9%
	Block Financial LLC, 2.50% due 7/15/2028	3,605,000	3,347,279
[e]	Boost Newco Borrower LLC, 7.50% due 1/15/2031	8,000,000	8,581,680
	Booz Allen Hamilton, Inc., 5.95% due 8/4/2033	7,440,000	7,955,815
	DXC Technology Co., 2.375% due 9/15/2028	11,657,000	10,560,776
[f]	Genpact Luxembourg SARL, 3.375% due 12/1/2024	9,909,000	9,864,905
	Genpact Luxembourg SARL/Genpact USA, Inc.,
[f]	1.75% due 4/10/2026	1,626,000	1,556,976
[f]	6.00% due 6/4/2029	4,424,000	4,626,487
	Global Payments, Inc.,
	1.20% due 3/1/2026	1,401,000	1,339,398
	1.50% due 11/15/2024	810,000	805,958
	5.30% due 8/15/2029	4,441,000	4,567,746
[e]	Insight Enterprises, Inc., 6.625% due 5/15/2032	4,700,000	4,911,406
	Kyndryl Holdings, Inc., 2.05% due 10/15/2026	3,968,000	3,772,893
[e]	Science Applications International Corp., 4.875% due 4/1/2028	25,550,000	25,031,846
[e]	Wipro IT Services LLC, 1.50% due 6/23/2026	3,953,000	3,763,216
	Internet Software & Services — 0.6%
[e]	Arches Buyer, Inc., 4.25% due 6/1/2028	19,319,000	17,766,912
[e]	Cogent Communications Group LLC, 7.00% due 6/15/2027	11,067,000	11,257,352

158 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2024

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE
	eBay, Inc., 5.90% due 11/22/2025	$3,650,000	$3,704,166
	Prosus NV,
[e,f]	3.061% due 7/13/2031	656,000	579,031
[e,f]	4.193% due 1/19/2032	11,494,000	10,768,039
	Prosus NV (EUR),
[e]	1.288% due 7/13/2029	8,715,000	8,672,199
[e]	2.031% due 8/3/2032	7,000,000	6,720,562
	Software — 1.2%
[e,f]	Constellation Software, Inc., 5.158% due 2/16/2029	9,218,000	9,507,537
	Fair Isaac Corp.,
[e]	4.00% due 6/15/2028	16,087,000	15,559,829
[e]	5.25% due 5/15/2026	20,710,000	20,706,686
	Fidelity National Information Services, Inc., 1.15% due 3/1/2026	2,000,000	1,912,420
[e]	GoTo Group, Inc.,5.50% due 5/1/2028	5,292,209	2,649,645
[e]	Infor, Inc., 1.75% due 7/15/2025	2,250,000	2,189,093
	MSCI, Inc.,
[e]	3.875% due 2/15/2031	9,973,000	9,437,051
[e]	4.00% due 11/15/2029	6,289,000	6,088,570
	Open Text Corp.,
[e,f]	3.875% due 2/15/2028 - 12/1/2029	20,088,000	18,995,988
[e,f]	6.90% due 12/1/2027	9,150,000	9,655,721
	SS&C Technologies, Inc.,
[e]	5.50% due 9/30/2027	2,000,000	2,000,240
[e]	6.50% due 6/1/2032	6,700,000	6,925,522
	VMware LLC, 4.50% due 5/15/2025	4,040,000	4,029,819
			259,812,763
	TECHNOLOGY HARDWARE & EQUIPMENT — 1.1%
	Electronic Equipment, Instruments & Components — 1.0%
	Avnet, Inc., 6.25% due 3/15/2028	14,700,000	15,449,406
	CDW LLC/CDW Finance Corp.,
	3.25% due 2/15/2029	5,238,000	4,942,001
	4.25% due 4/1/2028	8,103,000	8,009,329
	5.10% due 3/1/2030	9,391,000	9,537,969
	Flex Ltd.,
[f]	4.875% due 5/12/2030	4,671,000	4,676,138
[f]	6.00% due 1/15/2028	3,886,000	4,029,316
	Sensata Technologies BV,
[e,f]	4.00% due 4/15/2029	2,000,000	1,906,360
[e,f]	5.875% due 9/1/2030	4,375,000	4,394,906
[e]	Sensata Technologies, Inc., 6.625% due 7/15/2032	800,000	833,720
	TD SYNNEX Corp., 1.75% due 8/9/2026	10,068,000	9,569,533
	Trimble, Inc., 4.75% due 12/1/2024	6,525,000	6,507,774
	Vontier Corp.,
	1.80% due 4/1/2026	4,453,000	4,261,699
	2.40% due 4/1/2028	11,254,000	10,351,542
[e]	WESCO Distribution, Inc., 6.375% due 3/15/2029	4,690,000	4,846,928
[e]	Zebra Technologies Corp., 6.50% due 6/1/2032	5,630,000	5,881,886
	Technology Hardware, Storage & Peripherals — 0.1%
	Dell International LLC/EMC Corp., 4.90% due 10/1/2026	3,464,000	3,501,515
[e,f]	Lenovo Group Ltd., 5.831% due 1/27/2028	3,885,000	4,007,805
			102,707,827
	TELECOMMUNICATION SERVICES — 0.6%
	Diversified Telecommunication Services — 0.3%
	AT&T, Inc., 5.539% due 2/20/2026	22,242,000	22,240,221
[e,f,h]	Sable International Finance Ltd., 7.125% due 10/15/2032	1,500,000	1,502,790
[e,f]	Videotron Ltd., 5.125% due 4/15/2027	7,150,000	7,133,269
	Virgin Media Secured Finance plc,
[e,f]	4.50% due 8/15/2030	1,500,000	1,332,735
[e,f]	5.50% due 5/15/2029	1,800,000	1,725,840

See notes to financial statements.	Annual Financial Statements | 159

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2024

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE
	Wireless Telecommunication Services — 0.3%
[e]	Crown Castle Towers LLC, 4.241% due 7/15/2048	$455,000	$445,708
[f,j]	Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., 12.00% due 5/25/2027 PIK	4,890,050	4,922,422
	T-Mobile USA, Inc.,
	2.25% due 2/15/2026 - 11/15/2031	13,747,000	12,103,016
	5.375% due 4/15/2027	2,965,000	2,990,321
[e,f]	Vmed O2 U.K. Financing I plc, 4.25% due 1/31/2031	7,818,000	6,934,019
			61,330,341
	TRANSPORTATION — 0.4%
	Air Freight & Logistics — 0.2%
	Ryder System, Inc.,
	5.25% due 6/1/2028	6,533,000	6,736,830
	5.65% due 3/1/2028	7,244,000	7,549,045
	Passenger Airlines — 0.2%
	American Airlines Pass-Through Trust, Series 2016-3 Class B, 3.75% due 4/15/2027	553,159	537,859
[e]	British Airways Pass-Through Trust, Series 2020-1 Class A, 4.25% due 5/15/2034	884,946	846,344
[e,f]	Pegasus Hava Tasimaciligi AS, 8.00% due 9/11/2031	19,800,000	19,787,526
			35,457,604
	UTILITIES — 5.4%
	Electric Utilities — 4.2%
	AEP Texas, Inc.,
	5.40% due 6/1/2033	5,106,000	5,250,959
	Series I, 2.10% due 7/1/2030	2,612,000	2,300,989
[e,f]	AES Espana BV, 5.70% due 5/4/2028	20,027,000	19,137,000
	Allegion U.S. Holding Co., Inc., 5.411% due 7/1/2032	4,659,000	4,854,305
	Alliant Energy Finance LLC,
[e]	1.40% due 3/15/2026	1,500,000	1,420,320
[e]	5.95% due 3/30/2029	3,415,000	3,606,411
	American Electric Power Co., Inc., 5.699% due 8/15/2025	4,750,000	4,789,282
	Arizona Public Service Co., 5.70% due 8/15/2034	6,776,000	7,157,489
	Black Hills Corp.,
	2.50% due 6/15/2030	1,000,000	890,090
	5.95% due 3/15/2028	5,387,000	5,650,101
	6.15% due 5/15/2034	6,135,000	6,622,917
[e]	Boston Gas Co., 3.757% due 3/16/2032	6,140,000	5,594,584
	Comision Federal de Electricidad,
[e,f]	3.348% due 2/9/2031	16,177,000	13,918,367
[f]	5.00% due 9/29/2036	6,241,600	5,679,232
[e,f]	6.45% due 1/24/2035	4,000,000	3,980,480
	Dominion Energy, Inc., 5.375% due 11/15/2032	5,000,000	5,233,850
	DTE Energy Co., 4.875% due 6/1/2028	9,605,000	9,810,067
[e,f]	Electricite de France SA, 5.65% due 4/22/2029	21,720,000	22,771,248
	Enel Finance International NV,
[e,f]	2.125% due 7/12/2028	16,900,000	15,518,932
[e,f]	2.50% due 7/12/2031	1,951,000	1,695,029
[e,f]	5.00% due 6/15/2032	3,819,000	3,863,682
[e,f]	5.125% due 6/26/2029	9,739,000	9,975,171
[e,f]	7.50% due 10/14/2032	2,400,000	2,797,560
	Entergy Texas, Inc.,
	1.50% due 9/1/2026	5,866,000	5,556,744
	3.45% due 12/1/2027	3,000,000	2,910,210
[e,f]	Eskom Holdings SOC Ltd., 7.125% due 2/11/2025	24,000,000	23,999,040
	Evergy Metro, Inc., 4.95% due 4/15/2033	4,663,000	4,748,519
	Eversource Energy,
	5.125% due 5/15/2033	4,950,000	5,041,624
	5.45% due 3/1/2028	5,181,000	5,371,350
	FirstEnergy Pennsylvania Electric Co.,
[e]	5.15% due 3/30/2026	5,230,000	5,271,788
[e]	5.20% due 4/1/2028	1,475,000	1,511,359
	Idaho Power Co., 5.20% due 8/15/2034	2,625,000	2,718,187

160 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2024

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE
	ITC Holdings Corp.,
[e]	2.95% due 5/14/2030	$1,742,000	$1,608,005
[e]	4.95% due 9/22/2027	4,910,000	4,981,882
[e]	5.40% due 6/1/2033	13,817,000	14,299,628
[e]	5.65% due 5/9/2034	21,000,000	22,143,660
[e]	Kentucky Power Co., 7.00% due 11/15/2033	10,114,000	11,212,482
[e]	Mid-Atlantic Interstate Transmission LLC, 4.10% due 5/15/2028	945,000	937,043
[e]	Midland Cogeneration Venture LP, 6.00% due 3/15/2025	2,307,003	2,281,764
[e]	Monongahela Power Co., 3.55% due 5/15/2027	17,987,000	17,649,744
[e]	New York State Electric & Gas Corp., 5.65% due 8/15/2028	15,000,000	15,650,550
	NextEra Energy Capital Holdings, Inc.,
	5.749% due 9/1/2025	7,416,000	7,493,794
	6.051% due 3/1/2025	4,700,000	4,720,492
	Niagara Mohawk Power Corp.,
[e]	3.508% due 10/1/2024	2,236,000	2,236,000
[e]	4.278% due 12/15/2028	7,700,000	7,583,961
	PPL Capital Funding, Inc., 5.25% due 9/1/2034	4,000,000	4,117,760
	Public Service Enterprise Group, Inc., 5.20% due 4/1/2029	9,543,000	9,892,369
	Puget Energy, Inc.,
	2.379% due 6/15/2028	737,000	682,425
	4.10% due 6/15/2030	6,876,000	6,620,488
	4.224% due 3/15/2032	8,255,000	7,759,783
	Southern Co.,
	3.25% due 7/1/2026	6,725,000	6,612,827
	5.113% due 8/1/2027	6,096,000	6,236,879
	System Energy Resources, Inc., 6.00% due 4/15/2028	2,212,000	2,319,149
[e]	Toledo Edison Co., 2.65% due 5/1/2028	3,933,000	3,656,235
	Tucson Electric Power Co., 5.20% due 9/15/2034	8,325,000	8,520,221
	Virginia Electric & Power Co., 5.05% due 8/15/2034	5,961,000	6,122,603
	Xcel Energy, Inc., 5.45% due 8/15/2033	3,183,000	3,301,567
	Gas Utilities — 1.0%
[e,f]	APA Infrastructure Ltd., 5.125% due 9/16/2034	9,210,000	9,162,108
[e]	Brooklyn Union Gas Co., 3.407% due 3/10/2026	6,711,000	6,588,927
	CenterPoint Energy Resources Corp., 5.40% due 7/1/2034	6,427,000	6,696,677
[e,f]	ENN Clean Energy International Investment Ltd., 3.375% due 5/12/2026	9,524,000	9,259,328
[e]	KeySpan Gas East Corp., 5.994% due 3/6/2033	14,587,000	15,283,383
	NiSource, Inc., 5.25% due 3/30/2028	3,444,000	3,547,664
	Piedmont Natural Gas Co., Inc., 5.40% due 6/15/2033	4,945,000	5,176,031
	Southern Co. Gas Capital Corp., 5.15% due 9/15/2032	6,950,000	7,187,690
	Southwest Gas Corp.,
	2.20% due 6/15/2030	7,880,000	6,991,136
	4.05% due 3/15/2032	3,026,000	2,878,483
	5.80% due 12/1/2027	4,610,000	4,789,006
	Spire Missouri, Inc., Series 2034, 5.15% due 8/15/2034	2,327,000	2,418,056
	Spire, Inc., 5.30% due 3/1/2026	9,300,000	9,400,533
	Multi-Utilities — 0.2%
[e,f]	Aegea Finance SARL, 9.00% due 1/20/2031	18,400,000	19,889,664
			507,556,883
	TOTAL CORPORATE BONDS (Cost $3,896,901,324)		3,936,965,905

	CONVERTIBLE BONDS — 0.2%

	FINANCIAL SERVICES — 0.1%
	Financial Services — 0.1%
[e]	Repay Holdings Corp., Zero Coupon due 2/1/2026	5,460,000	5,053,503
			5,053,503
	MEDIA & ENTERTAINMENT — 0.1%
	Media — 0.1%
	Comcast Holdings Corp. (Guaranty: Comcast Corp.), 2.00% due 10/15/2029	15,486,000	8,950,134
			8,950,134
	TOTAL CONVERTIBLE BONDS (Cost $14,653,654)		14,003,637

See notes to financial statements.	Annual Financial Statements | 161

Schedule of Investments, Continued

Thornburg Strategic Income Fund | September 30, 2024

		SHARES/
	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE
	LONG-TERM MUNICIPAL BONDS — 0.0%
	California (California Mtg Insurance) HFFA, 7.875% due 2/1/2026	$865,000	$867,124
	City of Detroit GO, Series B, 2.511% due 4/1/2025	465,000	457,789
	New York Transportation Development Corp. (Research Foundation of State University of New York), 4.248% due 9/1/2035	2,175,000	2,138,001
	TOTAL LONG-TERM MUNICIPAL BONDS (Cost $3,503,650)		3,462,914

	OTHER GOVERNMENT — 1.8%
	Australia Government Bonds (AUD), Series 166, 3.00% due 11/21/2033	36,873,000	23,625,619
	Brazil Notas do Tesouro Nacional (BRL), Series F, 10.00% due 1/1/2029	98,800,000	17,276,634
[e,f]	Corp. Financiera de Desarrollo SA, 5.95% due 4/30/2029	8,725,000	9,024,442
[e]	Dominican Republic International Bonds (DOP), 10.75% due 6/1/2036	1,301,000,000	22,997,155
	Egypt Government Bonds (EGP), Series 3Y, 23.865% due 6/4/2027	580,450,000	11,634,127
	Egypt Treasury Bills (EGP), Series 364D, due 3/11/2025	952,450,000	17,446,327
[e,f]	Finance Department Government of Sharjah, 3.625% due 3/10/2033	15,632,000	13,698,009
[e]	Finance Department Government of Sharjah (EUR), 4.625% due 1/17/2031	5,000,000	5,573,595
	Indonesia Treasury Bonds (IDR),
	Series 101, 6.875% due 4/15/2029	216,734,000,000	14,718,300
	Series FR82, 7.00% due 9/15/2030	45,000,000,000	3,073,940
	Nigeria Government International Bonds,
[e,f]	7.625% due 11/28/2047	10,000,000	7,658,500
[e,f]	8.25% due 9/28/2051	4,300,000	3,426,240
[f]	Panama Bonos del Tesoro, 3.362% due 6/30/2031	12,610,000	10,303,253
[e]	Republic of Uzbekistan International Bonds (UZS), 16.625% due 5/29/2027	95,500,000,000	7,532,647
	TOTAL OTHER GOVERNMENT (Cost $160,157,626)		167,988,788

	U.S. TREASURY SECURITIES — 13.4%
	U.S. Treasury Inflation-Indexed Bonds,
	1.50%, 2/15/2053	50,344,874	45,550,311
	1.75%, 1/15/2028	109,106,107	110,005,380
	2.125%, 2/15/2054	39,456,340	41,076,208
	U.S. Treasury Inflation-Indexed Notes,
	0.125%, 4/15/2025 - 4/15/2027	63,773,099	61,703,285
	1.25%, 4/15/2028	80,187,491	79,438,865
	1.625%, 10/15/2027	63,230,527	63,655,357
	1.75%, 1/15/2034	117,107,529	118,489,032
	U.S. Treasury Notes,
	1.125%, 8/31/2028	32,000,000	29,147,500
	2.75%, 8/15/2032	178,519,000	166,859,478
	2.875%, 5/15/2032	187,583,000	177,383,174
	4.00%, 2/15/2034	12,083,000	12,292,565
	4.125%, 11/15/2032	81,246,000	83,581,823
	4.50%, 11/15/2033	92,240,000	97,428,500
	U.S. Treasury Strip Coupon,
	6.11%, 11/15/2036	50,000,000	30,603,193
	6.236%, 5/15/2037	110,000,000	65,659,976
	7.105%, 8/15/2040	80,000,000	40,506,781
	7.691%, 11/15/2042	40,000,000	18,013,138
	7.844%, 8/15/2043	50,000,000	21,752,998
	TOTAL U.S. TREASURY SECURITIES (Cost $1,205,607,406)		1,263,147,564

	U.S. GOVERNMENT AGENCIES — 0.5%
[c,d,e]	Farm Credit Bank of Texas, Series 4, 5.70% (5-Yr. CMT + 5.420%), 9/15/2025	23,362,000	23,377,886
	Federal Home Loan Banks, 2.90%, 2/18/2037	22,380,000	18,701,176
	TOTAL U.S. GOVERNMENT AGENCIES (Cost $41,343,447)		42,079,062

162 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

 Thornburg Strategic Income Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	MORTGAGE BACKED — 25.4%
	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-G Class A, 1.875% due 6/25/2061	$3,061,953	$3,004,080
[d,e]	Series 2023-B Class A, 4.25% due 10/25/2062	9,801,414	9,555,839
[d,e]	Series 2023-C Class A1, 3.50% due 5/25/2063	10,063,049	9,523,288
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-1 Class B1, 4.015% due 12/25/2066	4,575,000	3,017,959
[d,e]	Series 2022-6 Class A3, 4.30% due 7/25/2067	4,146,932	3,936,502
[d,e]	Series 2023-1 Class A1, 4.75% due 9/26/2067	13,055,349	12,787,071
[d,e]	Series 2023-2 Class A1, 4.65% due 10/25/2067	6,238,952	6,211,122
[d,e]	AOA Mortgage Trust, CMBS, Series 2021-1177 Class A, 6.086% (TSFR1M + 0.99%) due 10/15/2038	12,740,000	12,016,004
[d,e,f]	Arbor Realty Commercial Real Estate Notes Ltd., CMBS, Series 2022-FL1 Class A, 6.792% (SOFR30A + 1.45%) due 1/15/2037	18,292,953	18,247,259
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-1 Class A1, 3.805% due 1/25/2049	622,986	603,070
[d,e]	Series 2019-3 Class A1, 2.962% due 10/25/2048	1,276,224	1,205,765
[d,e]	Series 2021-1R Class A1, 1.175% due 10/25/2048	2,544,262	2,267,249
[d,e]	ATLX Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 3.85% due 4/25/2064	12,304,962	11,922,714
[d,e]	Barclays Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A3, 4.53% due 2/25/2062	13,669,802	13,102,520
	Barclays Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-NPL1 Class A, 2.00% due 11/25/2051	6,940,810	6,822,641
[d,e]	Series 2022-RPL1 Class A, 4.25% due 2/25/2028	16,413,313	16,075,043
[d]	Bear Stearns ARM Trust, Whole Loan Securities Trust CMO, Series 2003-6 Class 2B1, 7.48% due 8/25/2033	18,608	18,608
[d,e]	BPR Trust, CMBS, Series 2023-BRK2 Class A, 7.147% due 10/5/2038	4,250,000	4,466,709
	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO,
[e]	Series 2019-1 Class A1C, 3.50% due 3/25/2058	166,823	165,927
[d,e]	Series 2024-NQM4 Class A1A, 4.35% due 1/25/2060	26,837,074	26,365,409
[e]	BXP Trust, CMBS, Series 2021-601L Class A, 2.618% due 1/15/2044	6,760,000	5,692,689
[e]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	5,080,000	4,541,296
	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-1 Class B4, 3.886% due 3/25/2050	694,847	605,179
[d,e]	Series 2019-1 Class B5, 3.886% due 3/25/2050	358,503	285,957
[d,e]	Series 2019-1 Class B6, 3.659% due 3/25/2050	521,093	328,726
[d,e]	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO, Series 2016-SH2 Class M4, 3.75% due 12/25/2045	2,183,536	2,039,571
	CHNGE Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-1 Class A1, 3.007% due 1/25/2067	18,970,716	17,767,537
[d,e]	Series 2022-1 Class B2, 4.542% due 1/25/2067	4,700,000	3,621,509
[d,e]	Series 2022-2 Class B2, 4.624% due 3/25/2067	7,015,000	5,194,071
[d,e]	Series 2023-1 Class A1, 7.065% due 3/25/2058	10,498,966	10,632,506
	CIM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-INV1 Class A4, 4.00% due 8/25/2048	145,464	138,519
[d,e,g]	Series 2020-J1 Class AIO1, 0.445% due 7/25/2050	13,263,437	257,662
[d,e,g]	Series 2020-J1 Class AIO2, 0.50% due 7/25/2050	11,829,817	287,279
[d,e,g]	Series 2020-J1 Class AIOS, 0.20% due 6/25/2050	16,331,114	157,035
[d,e]	Series 2020-J1 Class B4, 3.445% due 7/25/2050	329,707	281,678
[d,e]	Series 2020-J1 Class B5, 3.445% due 7/25/2050	166,673	107,708
[d,e]	Series 2020-J1 Class B6, 3.445% due 7/25/2050	286,799	115,847
[d,e,g]	Series 2020-J2 Class AX1, 0.254% due 1/25/2051	99,295,203	1,351,557
[d,e,g]	Series 2020-J2 Class AXS, 0.21% due 1/25/2051	106,040,331	1,133,168
[d,e]	Series 2020-J2 Class B4, 2.754% due 1/25/2051	491,000	261,682
[d,e]	Series 2020-J2 Class B5, 2.754% due 1/25/2051	164,000	86,379
[d,e]	Series 2020-J2 Class B6, 2.754% due 1/25/2051	654,523	234,042
[d,e]	Series 2023-I1 Class M1, 7.112% due 4/25/2058	10,705,000	10,871,318
[d,e]	Series 2023-I2 Class A1, 6.639% due 12/25/2067	12,371,682	12,565,649
[d,e]	Series 2024-R1 Class A1, 4.75% due 6/25/2064	16,533,995	16,446,231
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d]	Series 2004-HYB2 Class B1, 6.253% due 3/25/2034	20,039	15,495
[d,e]	Series 2014-A Class A, 4.00% due 1/25/2035	324,953	316,975
[d,e]	Series 2020-EXP1 Class B1, 4.467% due 5/25/2060	1,180,900	1,012,351
[d,e]	Series 2020-EXP1 Class B2, 4.467% due 5/25/2060	770,600	626,521
[d,e]	Series 2020-EXP1 Class B3, 4.467% due 5/25/2060	386,242	265,846
[e,g]	Series 2020-EXP1 Class XS, due 5/25/2060	19,225,065	879,768
[d,e]	Series 2020-EXP2 Class B5, 4.135% due 8/25/2050	153,000	87,157
[d,e]	Series 2020-EXP2 Class B6, 4.135% due 8/25/2050	372,000	175,188

See notes to financial statements.	Annual Financial Statements | 163

Schedule of Investments, Continued

Thornburg Strategic Income Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

[d,e]	Series 2021-J1 Class B4, 2.61% due 4/25/2051	$375,000	$169,545
[d,e]	Series 2021-J1 Class B5, 2.61% due 4/25/2051	616,000	232,991
[d,e]	Series 2021-J1 Class B6, 2.61% due 4/25/2051	453,829	169,187
[d,e]	Series 2021-J2 Class A7A, 2.50% due 7/25/2051	11,974,951	10,737,155
[d,e]	Series 2021-J2 Class B4, 2.77% due 7/25/2051	2,281,541	1,220,080
[d,e]	Series 2021-J2 Class B5, 2.77% due 7/25/2051	623,000	328,280
[d,e]	Series 2021-J2 Class B6, 2.77% due 7/25/2051	1,247,350	447,241
[d,e]	Series 2021-J3 Class B4, 2.86% due 9/25/2051	1,032,000	605,585
[d,e]	Series 2021-J3 Class B5, 2.86% due 9/25/2051	173,000	91,380
[d,e]	Series 2021-J3 Class B6, 2.86% due 9/25/2051	573,357	205,696
[d,e,g]	Series 2022-INV1 Class A5IX, 0.291% due 11/27/2051	191,556,066	2,863,418
[d,e]	Series 2022-INV1 Class B4, 3.291% due 11/27/2051	1,301,118	1,034,848
[d,e]	Series 2022-INV1 Class B6, 3.291% due 11/27/2051	3,280,137	1,575,317
[d,e]	Series 2022-J1 Class B4, 2.905% due 2/25/2052	700,598	387,093
[d,e]	Series 2022-J1 Class B5, 2.905% due 2/25/2052	527,000	249,807
[d,e]	Series 2022-J1 Class B6, 2.905% due 2/25/2052	1,404,735	526,440
[e]	Cogent Ipv4 LLC, CMBS, Series 2024-1A Class A2, 7.924% due 5/25/2054	9,000,000	9,432,211
[e]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	9,000,000	9,451,336
	Cross Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2023-H1 Class A1, 6.615% due 3/25/2068	7,728,672	7,842,703
[d,e]	Series 2024-H4 Class A1, 6.147% due 7/25/2069	12,475,927	12,665,345
	CSMC Trust, CMBS,
[d,e]	Series 2020-522F Class A, 8.95% (TSFR1M + 3.85%) due 9/16/2025	15,450,000	9,393,904
[d,e]	Series 2021-BPNY Class A, 8.926% (TSFR1M + 3.83%) due 8/15/2026	13,086,792	11,554,131
	CSMC Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-AFC1 Class B2, 5.182% due 7/25/2049	2,366,448	2,139,003
[d,e,g]	Series 2021-AFC1 Class AIOS, 0.25% due 3/25/2056	48,118,535	400,770
[d,e]	Series 2021-AFC1 Class B3, 4.321% due 3/25/2056	146,228	107,840
[d,e,g]	Series 2021-AFC1 Class XS, 3.266% due 3/25/2056	48,118,535	8,328,837
[d,e]	Series 2021-NQM3 Class A1, 1.015% due 4/25/2066	2,244,028	1,921,218
[d,e]	Series 2021-NQM3 Class B2, 4.128% due 4/25/2066	2,650,000	2,021,046
[d,e]	Series 2021-NQM8 Class B2, 4.289% due 10/25/2066	3,478,650	2,879,167
[d,e]	Series 2022-ATH2 Class A1, 4.547% due 5/25/2067	5,139,751	5,108,693
[d,e]	Series 2022-NQM5 Class A3, 5.169% due 5/25/2067	3,502,288	3,481,459
[e]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	8,282,000	7,313,288
[d,e]	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A1, 0.715% due 5/25/2065	601,282	561,184
	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-2 Class A1, 2.739% due 11/25/2059	711,324	680,608
[d,e]	Series 2021-2 Class A1, 0.931% due 6/25/2066	2,666,459	2,243,813
[d,e]	Series 2022-1 Class B2, 3.875% due 1/25/2067	6,901,000	4,991,341
[d,e]	FARM Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 4.721% due 10/1/2053	9,865,017	9,628,581
	Federal Home Loan Mtg Corp.,
[d]	Pool 1L0322, 4.783% (H15T1Y + 2.07%) due 2/1/2048	2,315,825	2,394,495
[d]	Pool 760025, 3.664% (5-Yr. CMT + 1.310%) due 10/1/2047	3,314,720	3,263,498
[d]	Pool 841097, 3.131% (5-Yr. CMT + 1.300%) due 9/1/2048	4,698,420	4,605,067
[d]	Pool 841355, 1.906% (2.15% - SOFR30A) due 11/1/2051	4,856,448	4,520,839
[d]	Pool 841362, 1.713% (2.15% - SOFR30A) due 2/1/2052	6,077,280	5,562,001
[d]	Pool 841377, 1.95% (2.23% - SOFR30A) due 4/1/2052	6,294,130	5,816,445
[d]	Pool 841463, 2.156% (2.18% - SOFR30A) due 7/1/2052	16,210,418	14,476,391
	Pool RE6097, 2.00% due 5/1/2051	12,061,822	9,727,656
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 5461 Class PA, 4.50% due 8/25/2054	30,455,000	29,988,064
	Series 5462 Class P, 4.50% due 10/25/2054	20,436,000	20,313,065
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS,
[d,g]	Series KIR1 Class X, 1.157% due 3/25/2026	32,119,334	376,473
	Series KJ46 Class A2, 4.796% due 10/25/2031	10,518,000	10,880,155
[d]	Series KJ47 Class A2, 5.43% due 6/25/2031	7,257,000	7,695,811
	Series KJ48 Class A2, 5.028% due 10/25/2031	18,483,000	19,318,657
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
	Series 2020-2 Class MA, 2.00% due 11/25/2059	2,561,938	2,338,114
	Series 2022-1 Class MTU, 3.25% due 11/25/2061	21,680,249	19,384,807
	Series 2024-1 Class MT, 3.00% due 11/25/2063	10,028,033	8,562,291
	Series 2024-2 Class MT, 3.50% due 5/25/2064	13,949,602	12,599,609

164 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

 Thornburg Strategic Income Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA7373, 3.00% due 5/1/2052	$3,101,089	$2,799,846
	Pool SD1374, 3.00% due 3/1/2052	7,910,923	7,097,841
	Pool SD1588, 5.00% due 9/1/2052	5,146,863	5,199,493
	Pool SD1626, 5.00% due 10/1/2052	7,364,634	7,454,537
	Pool SD3632, 2.50% due 7/1/2052	36,805,969	31,775,580
	Pool SD4175, 2.50% due 6/1/2052	104,594,671	90,299,383
	Pool SD4176, 3.00% due 9/1/2052	113,296,581	101,875,746
	Pool SD5171, 2.50% due 1/1/2054	33,813,730	29,192,299
	Pool SD8140, 2.00% due 4/1/2051	33,935,763	28,171,816
	Pool SD8189, 2.50% due 1/1/2052	17,934,036	15,520,354
	Pool SD8225, 3.00% due 7/1/2052	15,443,655	13,864,913
	Pool SD8367, 5.50% due 10/1/2053	16,319,583	16,518,492
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
[d,e]	Series 2017-SC01 Class M1, 3.641% due 12/25/2046	226,481	221,588
[d,e]	Series 2017-SC02 Class M1, 3.86% due 5/25/2047	86,563	84,567
	Federal National Mtg Assoc.,
[d]	Pool BH4523, 1.869% (5-Yr. CMT + 1.150%) due 4/1/2047	4,954,824	4,776,085
[d]	Pool BH4524, 2.316% (5-Yr. CMT + 1.150%) due 6/1/2046	9,532,138	9,251,874
	Pool BL8603, 2.07% due 10/1/2050	11,498,524	8,260,407
[d]	Pool BM6885, 1.611% (2.19% - SOFR30A) due 12/1/2051	7,007,835	6,414,129
	Pool BM6899, 2.50% due 1/1/2052	10,439,286	8,891,680
[d]	Pool BM6929, 1.92% (2.13% - SOFR30A) due 7/1/2051	7,135,995	6,673,224
[d]	Pool BO9998, 2.752% (H15T1Y + 2.03%) due 3/1/2048	3,872,810	3,868,580
	Pool BS1289, 2.17% due 3/1/2051	16,056,453	11,265,210
[d]	Pool BU9934, 1.838% (2.37% - SOFR30A) due 2/1/2052	14,649,318	13,009,793
[d]	Pool CB2214, 1.528% (2.20% - SOFR30A) due 11/1/2051	7,767,339	7,128,807
	Federal National Mtg Assoc., CMO REMIC,
	Series 2024-25 Class VB, 5.50% due 3/25/2035	14,391,507	14,774,739
	Series 2024-70 Class MP, 4.50% due 10/25/2054	21,937,984	21,551,179
	Federal National Mtg Assoc., UMBS Collateral,
	Pool BV4119, 2.50% due 3/1/2052	51,606,515	44,553,287
	Pool BW8669, 5.00% due 9/1/2052	4,753,023	4,755,753
	Pool CB2301, 3.00% due 12/1/2051	39,215,642	35,186,170
	Pool CB3050, 2.50% due 3/1/2052	24,864,482	21,488,751
	Pool CB3880, 5.00% due 6/1/2052	2,679,371	2,709,563
	Pool FS5447, 2.50% due 9/1/2052	37,914,042	32,881,783
	Pool FS6130, 2.50% due 7/1/2052	147,881,102	127,669,719
	Pool FS6157, 3.00% due 9/1/2052	125,577,567	113,016,037
	Pool FS7577, 2.50% due 1/1/2054	28,954,150	24,996,894
	Pool FS7757, 2.50% due 2/1/2052	27,932,922	24,132,339
	Pool FS7879, 2.50% due 7/1/2052	20,499,452	17,683,777
	Pool FS9157, 2.00% due 5/1/2042	34,000,000	29,587,986
	Pool MA5138, 5.50% due 9/1/2053	9,138,047	9,249,992
	Pool MA5139, 6.00% due 9/1/2053	8,224,325	8,405,532
	Pool MA5166, 6.00% due 10/1/2053	15,897,987	16,248,269
	First Republic Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e,g]	Series 2020-1 Class A2IO, 1.244% due 4/25/2050	114,993,996	2,599,474
[d,e]	Series 2020-1 Class B3, 2.884% due 4/25/2050	1,408,183	1,248,471
[d,e]	Series 2020-1 Class B4, 2.884% due 4/25/2050	1,325,000	1,139,398
[d,e]	Series 2020-1 Class B5, 2.884% due 4/25/2050	470,000	397,573
[d,e]	Series 2020-1 Class B6, 2.884% due 4/25/2050	755,000	534,143
	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2017-1 Class 2A2, 3.00% due 3/25/2047	181,969	169,056
[d,e]	Series 2018-3INV Class B4, 4.451% due 5/25/2048	5,062,450	4,732,647
[d,e]	Series 2019-2 Class B3, 3.999% due 12/25/2049	3,481,360	3,175,654
[d,e,g]	Series 2020-2 Class AX1, 0.663% due 8/25/2050	23,869,589	708,982
[d,e,g]	Series 2020-2 Class AX2, 0.50% due 8/25/2050	4,090,608	98,605
[d,e]	Series 2020-2 Class B4, 3.663% due 8/25/2050	200,476	174,946
[d,e]	Series 2020-2 Class B5, 3.663% due 8/25/2050	598,681	488,688
[d,e]	Series 2020-2 Class B6C, 3.51% due 8/25/2050	800,209	437,533
[d,e,g]	Series 2021-13IN Class AX1, 0.178% due 12/30/2051	160,725,120	1,309,042
[d,e,g]	Series 2021-13IN Class AX17, 0.18% due 12/30/2051	13,287,544	134,588

See notes to financial statements.	Annual Financial Statements | 165

Schedule of Investments, Continued

Thornburg Strategic Income Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

[d,e,g]	Series 2021-13IN Class AX4, 0.50% due 12/30/2051	$12,152,916	$340,238
[d,e]	Series 2021-13IN Class B4, 3.358% due 12/30/2051	2,518,148	2,017,918
[d,e]	Series 2021-13IN Class B5, 3.358% due 12/30/2051	459,059	348,424
[d,e]	Series 2021-13IN Class B6C, 3.261% due 12/30/2051	4,001,140	2,520,354
[d,e]	FREMF Mortgage Trust, CMBS, Series 2016-KF24 Class B, 10.461% (SOFR30A + 5.11%) due 10/25/2026	295,845	286,095
	GCAT Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-NQM3 Class A1, 3.686% due 11/25/2059	530,656	513,576
[d,e]	Series 2021-CM1 Class A, 2.469% due 4/25/2065	2,526,218	2,410,582
[d,e]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	6,597,781	6,056,667
[d,e]	Series 2021-NQM1 Class M1, 2.316% due 1/25/2066	6,112,000	4,260,860
[d,e]	Series 2021-NQM4 Class A1, 1.093% due 8/25/2066	3,523,887	2,868,451
[d,e]	Series 2023-NQM4 Class A1, 4.25% due 5/25/2067	17,790,243	16,991,823
[d,e,f]	Greystone Commercial Real Estate Notes Ltd., CMBS, Series 2021-FL3 Class A, 6.231% (TSFR1M + 1.13%) due 7/15/2039	13,264,414	13,214,683
[d,e]	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO, Series 2023-CCM1 Class A1, 6.65% due 8/25/2053	10,863,931	10,976,602
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,e,g]	Series 2020-INV1 Class A11X, 3.404% due 10/25/2050	869,580	133,223
[d,e,g]	Series 2020-INV1 Class A12X, 2.918% due 10/25/2050	10,411,915	1,367,283
[d,e,g]	Series 2020-INV1 Class AIOS, 0.19% due 10/25/2050	56,935,444	412,947
[d,e,g]	Series 2020-INV1 Class AX1, due 10/25/2050	37,645,471	376
[d,e,g]	Series 2020-INV1 Class AX2, 0.418% due 10/25/2050	1,876,461	25,262
[d,e,g]	Series 2020-INV1 Class AX4, 0.924% due 10/25/2050	2,019,987	62,291
[d,e]	Series 2020-INV1 Class B4, 3.842% due 10/25/2050	1,219,447	1,073,253
[d,e]	Series 2020-INV1 Class B5, 3.842% due 10/25/2050	1,222,333	1,088,029
[d,e]	Series 2020-INV1 Class B6, 3.842% due 10/25/2050	2,934,928	2,000,326
[d,e,g]	Series 2020-INV1 Class BX, 0.342% due 10/25/2050	13,913,478	226,112
[d,e,g]	Series 2020-PJ3 Class A11X, 3.50% due 10/25/2050	2,291,977	298,552
[d,e]	Series 2023-PJ2 Class A4, 5.50% due 5/25/2053	6,683,776	6,688,506
[d,e]	Series 2024-RPL2 Class A1, 3.75% due 7/25/2061	6,237,793	6,097,063
[d,e]	Series 2024-RPL4 Class A1, 3.90% due 9/25/2061	5,491,775	5,350,983
	Harvest Commercial Capital Loan Trust, CMBS, Series 2024-1 Class A, 6.164% due 10/25/2056	20,317,816	20,834,546
[d,e]	HOMES Trust, Whole Loan Securities Trust CMO, Series 2024-NQM1 Class A1, 5.915% due 7/25/2069	10,175,291	10,276,514
[d,e]	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class B3, 5.651% due 5/25/2065	14,305,000	13,536,412
	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-1 A Class A1, 5.082% due 7/25/2067	5,068,116	5,047,330
[d,e]	Series 2024-RTL1 Class A1, 7.12% due 7/25/2029	22,320,000	22,637,319
[e]	Houston Galleria Mall Trust, CMBS, Series 2015-HGLR Class A1A2, 3.087% due 3/5/2037	16,067,500	15,864,776
[d,e]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 3.041% due 12/10/2041	5,870,000	5,339,847
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-NQM3 Class B2, 4.137% due 11/25/2056	5,408,000	4,093,442
[d,e]	Series 2021-NQM4 Class A1, 2.091% due 1/25/2057	3,863,495	3,334,615
[d,e]	Series 2021-NQM4 Class B2, 4.10% due 1/25/2057	2,500,000	1,849,697
[d,e]	Series 2022-NQM1 Class A1, 2.493% due 2/25/2067	14,642,155	13,175,878
[d,e]	Series 2022-NQM2 Class B2, 4.20% due 3/25/2067	15,600,000	11,955,294
[d,e]	Series 2022-NQM4 Class A1, 4.767% due 6/25/2067	11,902,506	11,842,773
[d,e]	Series 2022-NQM4 Class A3, 5.04% due 6/25/2067	3,605,226	3,547,051
[d,e]	Series 2022-NQM6 Class A1, 6.819% due 10/25/2067	7,811,985	7,855,945
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2015-4 Class B4, 3.53% due 6/25/2045	830,166	624,980
[d,e]	Series 2017-5 Class B6, 5.425% due 10/26/2048	3,073,725	2,253,580
[d,e]	Series 2019-8 Class B4, 4.168% due 3/25/2050	3,257,594	3,007,118
[d,e,g]	Series 2020-3 Class AX1, 0.14% due 8/25/2050	8,737,007	41,250
[d,e,g]	Series 2020-4 Class A11X, (TSFR1M + 5.14%) due 11/25/2050	1,766,543	83,156
[d,e,g]	Series 2020-4 Class A3X, 0.50% due 11/25/2050	7,989,989	189,468
[d,e,g]	Series 2020-4 Class AX1, 0.092% due 11/25/2050	29,512,142	95,271
[d,e,g]	Series 2020-4 Class AX3, 3.50% due 11/25/2050	816,477	137,291
[d,e,g]	Series 2020-4 Class AX4, 0.55% due 11/25/2050	1,884,404	49,100
[d,e]	Series 2020-4 Class B4, 3.642% due 11/25/2050	1,259,650	1,103,080
[d,e]	Series 2020-4 Class B5, 3.642% due 11/25/2050	580,889	458,343
[d,e]	Series 2020-4 Class B6, 3.642% due 11/25/2050	1,054,996	502,145
[d,e]	Series 2020-7 Class B4, 3.506% due 1/25/2051	596,093	515,069
[d,e]	Series 2020-7 Class B5, 3.506% due 1/25/2051	415,816	276,812
[d,e]	Series 2020-7 Class B6, 3.506% due 1/25/2051	588,627	260,833
[d,e]	Series 2020-LTV1 Class B3A, 3.756% due 6/25/2050	2,658,402	2,352,965

166 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Income Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

[d,e]	Series 2021-11 Class B5, 3.021% due 1/25/2052	$2,274,325	$1,695,220
[d,e]	Series 2021-11 Class B6, 2.846% due 1/25/2052	2,603,319	1,334,263
[d,e]	Series 2021-LTV2 Class A1, 2.52% due 5/25/2052	12,335,457	10,385,625
[d,e]	Series 2022- LTV1 Class A1, 3.25% due 7/25/2052	16,280,347	14,168,138
[d,e]	Series 2022-2 Class B4, 3.129% due 8/25/2052	3,171,016	2,422,868
[d,e]	Series 2022-2 Class B5, 3.129% due 8/25/2052	1,686,631	1,107,195
[d,e]	Series 2022-2 Class B6, 1.728% due 8/25/2052	1,813,305	720,382
[d,e]	Series 2022-3 Class B4, 3.103% due 8/25/2052	2,604,893	1,996,445
[d,e]	Series 2022-3 Class B5, 3.103% due 8/25/2052	1,657,316	848,205
[d,e]	Series 2022-3 Class B6, 2.326% due 8/25/2052	1,460,644	580,430
[d,e]	Series 2022-DSC1 Class A1, 4.75% due 1/25/2063	8,042,044	7,911,823
[d,e]	Series 2023-1 Class A2, 5.50% due 6/25/2053	6,627,989	6,631,987
[d,e]	Series 2023-3 Class A4B, 5.50% due 10/25/2053	7,991,268	8,034,701
[d,e]	JP Morgan Wealth Management, Whole Loan Securities Trust CMO, Series 2021-CL1 Class M1, 6.58% (SOFR30A + 1.30%) due
	3/25/2051	3,981,126	3,892,598
[d,e,h]	LEX Mortgage Trust, CMBS, Series 2024-BBG Class A, 4.874% due 10/13/2033	5,400,000	5,394,606
[e]	Manhattan West Mortgage Trust, CMBS, Series 2020-1MW Class A, 2.13% due 9/10/2039	3,698,000	3,426,925
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[d,e,g]	Series 2021-INV2 Class AX1, 0.121% due 8/25/2051	96,413,365	453,432
[d,e,g]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	6,606,071	257,641
[d,e]	Series 2021-INV2 Class B5, 3.321% due 8/25/2051	308,953	232,322
[d,e]	Series 2021-INV2 Class B6, 3.149% due 8/25/2051	1,492,284	780,151
[d,e,g]	Series 2021-INV3 Class AX1, 0.16% due 10/25/2051	115,159,790	790,630
[d,e,g]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	9,367,236	259,135
[d,e]	Series 2021-INV3 Class B5, 3.21% due 10/25/2051	427,180	319,840
[d,e]	Series 2021-INV3 Class B6, 3.084% due 10/25/2051	1,890,632	1,008,103
[d]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 5.818% due 8/25/2034	38,079	36,201
[d,e]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	323,530	317,955
	MFA Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2020-NQM3 Class M1, 2.654% due 1/26/2065	800,000	727,181
[d,e]	Series 2021-INV1 Class A1, 0.852% due 1/25/2056	2,753,320	2,569,609
[d,e]	Series 2021-INV2 Class A1, 1.906% due 11/25/2056	8,088,413	6,984,378
[d,e]	Series 2022-CHM1 Class A1, 3.875% due 9/25/2056	7,199,184	7,035,849
[d,e]	Series 2022-INV1 Class A3, 4.25% due 4/25/2066	4,950,000	4,336,416
[d,e]	Series 2022-NQM2 Class A1, 4.00% due 5/25/2067	17,301,022	16,912,049
[d,e]	Series 2022-NQM3 Class A1, 5.57% due 9/25/2067	7,539,744	7,549,352
[d,e]	Series 2024-RPL1 Class A1, 4.25% due 2/25/2066	13,781,917	13,360,737
[d,e]	Mill City Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2023-NQM1 Class A1, 6.05% due 10/25/2067	16,690,013	16,821,276
[d,e]	Mill City Securities Ltd., Whole Loan Securities Trust CMO, Series 2024-RS1 Class A1, 3.00% due 11/1/2069	15,128,000	13,966,412
[e]	Morgan Stanley Capital I Trust, CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	14,859,134	15,719,606
[d,e]	Morgan Stanley Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2024-NQM1 Class A1, 6.152% due
	12/25/2068	16,658,738	16,865,992
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2017-3A Class A1, 4.00% due 4/25/2057	757,018	738,180
[d,e]	Series 2017-4A Class A1, 4.00% due 5/25/2057	629,341	609,449
[d,e]	Series 2017-5A Class A1, 6.469% (TSFR1M + 1.61%) due 6/25/2057	358,303	362,899
[d,e]	Series 2017-6A Class A1, 4.00% due 8/27/2057	327,033	318,200
[d,e]	Series 2018-1A Class A1A, 4.00% due 12/25/2057	625,290	610,308
[d,e,g]	Series 2021-INV1 Class AX1, 0.748% due 6/25/2051	96,404,766	3,623,103
[d,e]	Series 2021-INV1 Class B5, 3.248% due 6/25/2051	1,157,793	892,101
[d,e]	Series 2021-INV1 Class B6, 3.201% due 6/25/2051	2,037,482	1,219,424
[d,e]	Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	16,992,977	16,280,402
[d,e]	Series 2024-RPL1 Class A, 3.80% due 1/25/2064	15,144,161	14,378,621
[d,e]	Series 2024-RTL1 Class A1, 6.664% due 3/25/2039	10,000,000	10,171,186
[e]	NYC Commercial Mortgage Trust, CMBS, Series 2021-909 Class A, 2.941% due 4/10/2043	4,450,000	3,648,892
[d,e]	NYMT Loan Trust, Whole Loan Securities Trust CMO, Series 2024-BPL2 Class A1, 6.509% due 5/25/2039	11,000,000	11,161,676
	OBX Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-NQM2 Class A1, 1.101% due 5/25/2061	5,510,051	4,533,581
[d,e]	Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	14,423,793	12,317,604
[d,e]	Series 2024-NQM11 Class A1, 5.875% due 6/25/2064	13,480,772	13,642,855
[e]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	25,449,348	22,654,282
[d,e]	OSAT Trust, Whole Loan Securities Trust CMO, Series 2021-RPL1 Class A1, 5.116% due 5/25/2065	20,219,033	20,182,208
[d,e]	PRET LLC, Whole Loan Securities Trust CMO, Series 2021-RN3 Class A1, 4.843% due 9/25/2051	9,423,597	9,391,851

See notes to financial statements.	Annual Financial Statements | 167

Schedule of Investments, Continued

Thornburg Strategic Income Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

[d,e]	PRET Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 3.90% due 10/25/2063	$5,372,061	$5,187,180
	PRKCM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-AFC1 Class A1, 1.51% due 8/25/2056	4,116,935	3,461,462
[d,e]	Series 2021-AFC1 Class B2, 3.95% due 8/25/2056	2,729,000	1,991,177
[d,e]	Series 2024-HOME1 Class A1, 6.431% due 5/25/2059	6,843,818	6,974,365
[d,e]	PRPM LLC, Whole Loan Securities Trust CMO, Series 2024-RPL2 Class A1, 3.50% due 5/25/2054	9,636,608	9,317,869
	PRPM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-INV1 Class A1, 4.40% due 4/25/2067	24,732,015	24,783,121
[d,e]	Series 2022-INV1 Class A3, 4.432% due 4/25/2067	8,309,275	8,016,497
[d,e]	Series 2022-NQM1 Class A1, 5.50% due 8/25/2067	8,277,923	8,248,520
[d,e]	Rate Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-J1 Class A9, 2.50% due 1/25/2052	12,066,839	10,637,975
[d,e]	Redwood Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 7.745% due 12/25/2054	9,688,198	9,728,581
	Saluda Grade Alternative Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2020-FIG1 Class C, due 9/25/2050	1,601,029	611,666
[e]	Series 2020-FIG1 Class M1, 7.00% due 9/25/2050	14,430,002	14,281,158
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A1C, 2.00% due 9/25/2030	5,394,659	4,958,783
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2015-4 Class B4, 3.116% due 11/25/2030	1,686,000	1,549,865
[d,e]	Series 2016-3 Class B3, 3.602% due 11/25/2046	2,268,937	1,859,802
[d,e]	Series 2017-7 Class B3, 3.724% due 10/25/2047	1,254,527	1,137,613
[d,e]	Series 2018-7 Class B4, 4.25% due 9/25/2048	1,802,000	1,534,361
[d,e]	Series 2021-9 Class A1, 2.50% due 1/25/2052	12,891,197	10,780,415
[d,e]	Series 2023-3 Class A1, 6.00% due 9/25/2053	7,823,887	7,884,958
[d,e]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 6.362% (TSFR1M + 1.26%) due 5/15/2038	5,212,000	4,972,297
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-3 Class A1, 2.703% due 9/25/2059	35,431	35,035
[d,e,g]	Series 2019-3 Class AIOS, 0.375% due 9/25/2059	11,423,355	156,045
[d,e]	Series 2019-3 Class B2, 5.663% due 9/25/2059	1,978,000	1,801,731
[d,e]	Series 2019-3 Class B3, 6.301% due 9/25/2059	842,000	702,792
[e]	Series 2019-3 Class XS1, due 9/25/2059	11,258,037	113
[e]	Series 2019-3 Class XS2, due 9/25/2059	10,695,028	537,997
[d,e]	Series 2020-2 Class A3, 1.895% due 5/25/2065	992,466	915,472
[d,e]	Series 2021-2 Class A1, 1.737% due 12/25/2061	5,886,529	4,904,584
[d,e]	Series 2022-1 Class B2, 3.969% due 3/27/2062	4,204,000	2,895,541
[d,e]	Shellpoint Co-Originator Trust, Whole Loan Securities Trust CMO, Series 2016-1 Class B4, 3.554% due 11/25/2046	2,447,907	2,008,527
[e]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	18,658,000	16,167,077
[d,e]	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-SH1 Class A1A, 4.10% due 7/25/2057	5,286,513	5,147,946
[d,e]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2021-5 Class A1, 1.92% due 9/25/2066	14,467,588	12,386,368
	TIAA Bank Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-2 Class B3, 3.657% due 7/25/2048	2,352,999	2,159,518
[d,e]	Series 2018-2 Class B4, 3.657% due 7/25/2048	2,040,000	1,477,664
[d,e]	Toorak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-RRTL1 Class A1, 6.597% due 2/25/2039	11,200,000	11,366,416
[d,e]	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO, Series 2018-2 Class A1, 3.25% due 3/25/2058	1,029,157	1,007,864
[d,e]	TRK Trust, Whole Loan Securities Trust CMO, Series 2022-INV2 Class A1, 4.35% due 6/25/2057	10,267,070	10,010,750
[d,e]	Visio Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class M1, 5.947% due 8/25/2057	10,000,000	9,986,456
[d,e]	Vista Point Securitization Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A2, 1.986% due 4/25/2065	848,357	808,088
[d,e]	WB Commercial Mortgage Trust, CMBS, Series 2024-HQ Class A, 6.134% due 3/15/2040	4,050,000	4,102,232
	Wells Fargo Commercial Mortgage Trust, CMBS,
	Series 2016-C34 Class A2, 2.603% due 6/15/2049	960,626	938,995
[d,e]	Series 2018-1745 Class A, 3.874% due 6/15/2036	4,000,000	3,635,079
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,e,g]	Series 2021-INV1 Class AIO2, 0.50% due 8/25/2051	85,454,244	2,332,439
[d,e]	Series 2021-INV1 Class B4, 3.313% due 8/25/2051	1,613,601	1,282,765
[d,e]	Series 2021-INV1 Class B5, 3.313% due 8/25/2051	1,294,830	962,162
[d,e]	Series 2021-INV1 Class B6, 3.313% due 8/25/2051	987,307	459,807
	TOTAL MORTGAGE BACKED (Cost $2,344,958,788)		2,401,841,675

	LOAN PARTICIPATIONS — 0.6%

	COMMERCIAL & PROFESSIONAL SERVICES — 0.2%
	Commercial Services & Supplies — 0.2%
[k]	Imagefirst Holdings LLC, 8.854% (SOFR + 4.25%) due 4/27/2028	12,659,097	12,564,154

168 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

 Thornburg Strategic Income Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	SHARES/ PRINCIPAL AMOUNT	VALUE

	Professional Services — 0.0%
[k]	GTCR W Merger Sub LLC, 7.668% (SOFR + 3.00%) due 1/31/2031	$3,000,000	$2,998,740
			15,562,894
	CONSUMER DURABLES & APPAREL — 0.0%
	Textiles, Apparel & Luxury Goods — 0.0%
[k]	Hanesbrands, Inc., 8.595% (SOFR + 3.75%) due 3/8/2030	4,925,000	4,912,688
			4,912,688
	CONSUMER SERVICES — 0.1%
	Commercial Services & Supplies — 0.0%
[k]	GEO Group, Inc., 10.095% (SOFR + 5.25%) due 4/13/2029	4,152,778	4,215,070
	Hotels, Restaurants & Leisure — 0.1%
[k]	TKC Holdings, Inc., 9.965% (PRIME + 4.00%) due 5/15/2028	4,445,953	4,426,524
			8,641,594
	MEDIA & ENTERTAINMENT — 0.1%
	Media — 0.1%
[k]	Century DE Buyer LLC, 9.255% (SOFR + 4.00%) due 10/30/2030	3,482,500	3,472,331
[k]	DirecTV Financing LLC, 9.96% (SOFR + 5.00%) due 8/2/2027	3,730,121	3,727,323
			7,199,654
	SOFTWARE & SERVICES — 0.1%
	Internet Software & Services — 0.1%
[k]	Titan AcquisitionCo New Zealand Ltd., 8.865% (SOFR + 4.00%) due 10/18/2028	7,273,500	7,287,174
			7,287,174
	TECHNOLOGY HARDWARE & EQUIPMENT — 0.1%
	Communications Equipment — 0.0%
[k]	GoTo Group, Inc., 9.968% (SOFR + 4.75%) due 4/28/2028	5,075,129	2,738,995
	Technology Hardware, Storage & Peripherals — 0.1%
[k]	Xerox Holdings Corp., 8.604% - 8.845% (SOFR + 4.00%) due 11/17/2029	11,550,000	11,489,362
			14,228,357
	TOTAL LOAN PARTICIPATIONS (Cost $60,209,715)		57,832,361

	SHORT-TERM INVESTMENTS — 6.4%
[l]	Thornburg Capital Management Fund	60,311,324	603,113,236
	TOTAL SHORT-TERM INVESTMENTS (Cost $603,113,236)		603,113,236

	TOTAL INVESTMENTS — 99.9% (Cost $9,299,705,376)		$9,442,704,909

	OTHER ASSETS LESS LIABILITIES — 0.1%		11,491,148

	NET ASSETS — 100.0%		$9,454,196,057

OUTSTANDING FORWARD CURRENCY CONTRACTS TO BUY OR SELL AT SEPTEMBER 30, 2024

CONTRACT DESCRIPTION	CONTRACT PARTY*	BUY/SELL	CONTRACT AMOUNT	CONTRACT VALUE DATE	VALUE USD	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION

Euro	SSB	Sell	98,911,000	3/25/2025	110,843,846	$—	$(125,345)
Net unrealized appreciation (depreciation)							$(125,345)

* Counterparty includes State Street Bank and Trust Company (“SSB”).

See notes to financial statements.	Annual Financial Statements | 169

Schedule of Investments, Continued

Thornburg Strategic Income Fund  |  September 30, 2024

Footnote Legend

a	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.

b	Non-income producing.

c	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

d	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on September 30, 2024.

e	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the aggregate value of these securities in the Fund’s portfolio was $4,575,516,216, representing 48.40% of the Fund’s net assets.

f	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

g	Interest only.

h	When-issued security.

i	Bond in default.

j	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at September 30, 2024.

k	The stated coupon rate represents the greater of the SOFR or the SOFR floor rate plus a spread at September 30, 2024.

l	Investment in Affiliates.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ABS	Asset Backed Securities	HFFA	Health Facilities Financing Authority
ARM	Adjustable Rate Mortgage	IDR	Denominated in Indonesian Rupiah
AUD	Denominated in Australian Dollar	Mtg	Mortgage
BRL	Denominated in Brazilian Real	PIK	Payment-in-kind
CMBS	Commercial Mortgage-Backed Securities	REMIC	Real Estate Mortgage Investment Conduit
CMO	Collateralized Mortgage Obligation	SOFR	Secured Overnight Financing Rate
CMT	Constant Maturity Rate	SOFR30A	Secured Overnight Financing Rate 30-Day Average
DAC	Designated Activity Company	SOFR90A	Secured Overnight Financing Rate 90-Day Average
DOP	Denominated in Dominican Peso	SOFRINDX	Secured Overnight Financing Rate Index
EGP	Denominated in Egyptian Pound	TSFR1M	Term SOFR 1 Month
EUR	Denominated in Euro	TSFR3M	Term SOFR 3 Month
GBP	Denominated in Pound Sterling	UMBS	Uniform Mortgage Backed Securities
GO	General Obligation	UZS	Denominated in Uzbekistani Som
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year

170 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

 Thornburg Strategic Income Fund  |  September 30, 2024

COUNTRY EXPOSURE *

(percent of net assets)

United States	81.0%
Canada	1.6%
Mexico	1.0%
United Kingdom	0.8%
Japan	0.8%
Brazil	0.7%
Australia	0.7%
Dominican Republic	0.6%
China	0.5%
France	0.5%
Turkey	0.4%
South Africa	0.4%
Cayman Islands	0.4%
Italy	0.4%
United Arab Emirates	0.3%
Indonesia	0.3%
Nigeria	0.3%
Egypt	0.3%
Israel	0.3%
Guatemala	0.3%
Bermuda	0.2%
Saudi Arabia	0.2%
Colombia	0.2%
Belgium	0.1%
Russian Federation	0.1%
Panama	0.1%
South Korea	0.1%
Morocco	0.1%
Germany	0.1%
Spain	0.1%
Peru	0.1%
Uzbekistan	0.1%
Norway	0.1%
Switzerland	0.1%
Jamaica	0.1%
Kuwait	0.1%
India	0.0%	**
Chile	0.0%	**
Netherlands	0.0%	**
Luxembourg	0.0%	**
Other Assets Less Liabilities	6.5%

*	Holdings are classified by country of risk as determined by MSCI and Bloomberg.

**	Country percentage was less than 0.1%.

See notes to financial statements.	Annual Financial Statements | 171

Statements of Assets and Liabilities

September 30, 2024

	THORNBURG ULTRA SHORT INCOME FUND	THORNBURG LIMITED TERM U.S. GOVERNMENT FUND	THORNBURG LIMITED TERM INCOME FUND	THORNBURG CORE PLUS BOND FUND	THORNBURG STRATEGIC INCOME FUND
ASSETS
Investments at cost
Non-affiliated issuers	$243,392,239	$141,945,909	$6,013,298,963	$152,987,214	$8,696,592,140
Non-controlled affiliated issuers	24,144,899	-	521,539,993	6,292,172	603,113,236
Investments at value
Non-affiliated issuers	243,963,990	137,782,466	5,942,750,939	158,553,880	8,839,591,673
Non-controlled affiliated issuers	24,144,899	-	521,539,993	6,292,172	603,113,236
Cash	69,248	1,827,050	7,489,099	17,176	-
Foreign currency at value (a)	152	-	-	10	-
Receivable for investments sold	1,008,013	-	-	-	6,233,253
Receivable for fund shares sold	105,171	124,449	9,232,240	761,011	27,249,070
Dividends receivable	121,627	-	2,227,522	35,435	2,076,562
Principal and interest receivable	1,621,131	410,246	28,169,090	1,027,941	68,423,357
Prepaid expenses and other assets	13,546	41,534	99,040	65,369	41,459

Total Assets	271,047,777	140,185,745	6,511,507,923	166,752,994	9,546,728,610

LIABILITIES
Unrealized depreciation on forward currency contracts	-	-	-	192	125,345
Payable for investments purchased	5,938,448	-	36,372,173	887,103	58,223,774
Payable for fund shares redeemed	761,657	154,548	38,505,337	267,527	26,265,749
Payable to investment advisor and other affiliates	15,896	76,312	2,454,811	2,620	3,354,990
Deferred taxes payable	-	-	-	-	56,168
Accounts payable and accrued expenses	119,319	152,052	1,799,047	120,446	1,833,718
Dividends payable	2,225	75,123	2,216,938	-	2,672,809

Total Liabilities	6,837,545	458,035	81,348,306	1,277,888	92,532,553

NET ASSETS	$264,210,232	$139,727,710	$6,430,159,617	$165,475,106	$9,454,196,057

NET ASSETS CONSIST OF
Net capital paid in on shares of beneficial interest	$264,090,793	$175,996,828	$6,924,723,007	$159,694,011	$9,473,196,552
Distributable earnings (accumulated loss)	119,439	(36,269,118)	(494,563,390)	5,781,095	(19,000,495)

NET ASSETS	$264,210,232	$139,727,710	$6,430,159,617	$165,475,106	$9,454,196,057

172  |  Annual Financial Statements

Statements of Assets and Liabilities, Continued

September 30, 2024

	THORNBURG ULTRA SHORT INCOME FUND	THORNBURG LIMITED TERM U.S. GOVERNMENT FUND	THORNBURG LIMITED TERM INCOME FUND	THORNBURG CORE PLUS BOND FUND		THORNBURG STRATEGIC INCOME FUND
NET ASSET VALUE
Class A Shares:
Net assets applicable to shares outstanding	$50,153,841	$38,447,280	$480,421,627	$272,255		$294,969,978
Shares outstanding	4,100,420	3,154,428	36,562,577	25,362		25,266,137
Net asset value and redemption price per share	$12.23	$12.19	$13.14	$10.73		$11.67

Maximum offering price per share (net asset value, plus 2.25% of offering price)	$12.51	$12.47	$13.44	$11.24	*	$12.22	*

Class C Shares:
Net assets applicable to shares outstanding	-	2,664,662	106,222,110	818,930		101,093,875
Shares outstanding	-	217,407	8,097,249	76,270		8,676,418
Net asset value and redemption price per share**	-	12.26	13.12	10.74		11.65

Class C2 Shares:
Net assets applicable to shares outstanding	-	304,998	5,160,405	-		-
Shares outstanding	-	24,867	393,343	-		-
Net asset value and redemption price per share**	-	12.27	13.12	-		-

Class I Shares:
Net assets applicable to shares outstanding	214,056,391	93,488,050	5,543,889,514	163,387,851		8,778,650,992
Shares outstanding	17,515,747	7,670,828	421,815,285	15,218,295		753,848,421
Net asset value and redemption price per share	12.22	12.19	13.14	10.74		11.65

Class R3 Shares:
Net assets applicable to shares outstanding	-	2,579,114	35,717,425	112,254		1,129,763
Shares outstanding	-	211,377	2,716,423	10,460		96,888
Net asset value and redemption price per share	-	12.20	13.15	10.73		11.66

Class R4 Shares:
Net assets applicable to shares outstanding	-	1,035,052	16,302,574	112,530		2,429,773
Shares outstanding	-	84,968	1,241,052	10,486		208,440
Net asset value and redemption price per share	-	12.18	13.14	10.73		11.66

Class R5 Shares:
Net assets applicable to shares outstanding	-	1,208,554	70,838,597	112,810		91,965,378
Shares outstanding	-	99,092	5,391,489	10,512		7,894,761
Net asset value and redemption price per share	-	12.20	13.14	10.73		11.65

Class R6 Shares:
Net assets applicable to shares outstanding	-	-	171,607,365	658,476		183,956,298
Shares outstanding	-	-	13,034,880	61,348		15,747,970
Net asset value and redemption price per share	-	-	13.17	10.73		11.68

(a)	Cost of foreign currency is $140; $0; $0; $10; $0; respectively.
*	Net asset value, plus 4.50% of offering price.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

Annual Financial Statements  |  173

Statements of Operations

Year Ended September 30, 2024

	THORNBURG ULTRA SHORT INCOME FUND	THORNBURG LIMITED TERM U.S. GOVERNMENT FUND	THORNBURG LIMITED TERM INCOME FUND	THORNBURG CORE PLUS BOND FUND†	THORNBURG STRATEGIC INCOME FUND
INVESTMENT INCOME
Dividend income
Non-affiliated issuers	$-	$-	$900,550	$7,600	$1,004,443
Non-controlled affiliated issuers	1,232,199	-	19,230,593	236,206	25,913,949
Dividend taxes withheld	-	-	-	-	(6,276)
Interest income	14,506,128	5,362,524	269,086,383	4,056,825	430,715,931
Foreign withholding tax claims	-	-	-	-	63,244
Total Income	15,738,327	5,362,524	289,217,526	4,300,631	457,691,291

EXPENSES
Investment management fees	661,436	580,040	20,762,105	370,678	44,034,571
Administration fees	230,556	134,860	5,627,156	65,342	7,120,451
Distribution and service fees
Class A Shares	59,821	101,160	1,247,882	372	735,984
Class C Shares	-	14,152	601,250	3,687	989,644
Class C2 Shares	-	2,043	36,375	-	-
Class R3 Shares	-	12,962	189,070	529	4,522
Class R4 Shares	-	2,504	41,940	264	7,098
Transfer agent fees
Class A Shares	63,220	58,068	384,322	11,015	264,213
Class C Shares	-	7,135	80,084	1,099	77,143
Class C2 Shares	-	1,907	4,633	-	-
Class I Shares	265,299	65,372	4,776,972	60,420	6,747,181
Class R3 Shares	-	7,563	40,977	2,568	4,328
Class R4 Shares	-	3,498	73,143	777	17,380
Class R5 Shares	-	6,485	144,388	2,568	130,159
Class R6 Shares	-	-	44,639	2,363	48,310
Registration and filing fees
Class A Shares	18,259	14,935	25,135	3,038	28,552
Class C Shares	-	14,494	15,586	4,175	22,719
Class C2 Shares	-	5,209	14,143	-	-
Class I Shares	29,007	19,113	95,585	4,842	268,085
Class R3 Shares	-	14,383	15,469	2,557	15,709
Class R4 Shares	-	14,773	15,350	2,557	15,721
Class R5 Shares	-	14,761	15,335	2,557	15,704
Class R6 Shares	-	-	15,966	2,557	16,472
Custodian fees	73,874	60,994	350,598	44,830	499,960
Audit and tax fees	52,989	52,998	56,281	64,576	83,008
Legal fees	3,369	3,201	73,910	17,455	96,636
Trustee and officer fees	19,054	10,698	443,672	5,474	546,914
Prepaid offering expense	-	-	-	173,286	-
Other expenses	44,430	42,572	635,995	31,707	825,988
Total Expenses	1,521,314	1,265,880	35,827,961	881,293	62,616,452
Less:
Expenses reimbursed	(607,041)	(90,210)	(1,978,145)	(37,307)	(8,637,393)
Investment management fees waived	(60,729)	-	-	(493,474)	(2,790,104)
Net Expenses	853,544	1,175,670	33,849,816	350,512	51,188,955
Net Investment Income (Loss)	$14,884,783	$4,186,854	$255,367,710	$3,950,119	$406,502,336

174  |  Annual Financial Statements

Statements of Operations, Continued

Year Ended September 30, 2024

	THORNBURG ULTRA SHORT INCOME FUND	THORNBURG LIMITED TERM U.S. GOVERNMENT FUND	THORNBURG LIMITED TERM INCOME FUND	THORNBURG CORE PLUS BOND FUND†	THORNBURG STRATEGIC INCOME FUND
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Non-affiliated issuers investments*	$140,358	$(4,022,061)	$(132,603,366)	$185,820	$(100,804,433)
Forward currency contracts	-	-	-	(2,808)	(2,746,362)
Foreign currency transactions	-	-	(14)	(1,032)	(348,219)
Net realized gain (loss)	140,358	(4,022,061)	(132,603,380)	181,980	(103,899,014)

Net change in unrealized appreciation
(depreciation) on:
Non-affiliated issuers investments**	1,336,173	13,501,437	512,857,936	5,566,666	565,215,891
Forward currency contracts	-	-	-	(192)	(895,633)
Foreign currency translations	8	-	-	(71)	64,168
Change in net unrealized appreciation (depreciation)	1,336,181	13,501,437	512,857,936	5,566,403	564,384,426
Net Realized and Unrealized Gain (Loss)	1,476,539	9,479,376	380,254,556	5,748,383	460,485,412
Change in Net Assets Resulting from Operations	$16,361,322	$13,666,230	$635,622,266	$9,698,502	$866,987,748
* Net of foreign capital gain taxes	$-	$-	$-	$-	$25,492
** Net of change in deferred taxes	$-	$-	$-	$-	$(31,577)

† The Fund commenced operations on October 2, 2023.

See notes to financial statements.

Annual Financial Statements  |  175

Statements of Changes in Net Assets

	THORNBURG ULTRA SHORT INCOME FUND		THORNBURG LIMITED TERM U.S. GOVERNMENT FUND
	YEAR ENDED SEPTEMBER 30, 2024	YEAR ENDED SEPTEMBER 30, 2023	YEAR ENDED SEPTEMBER 30, 2024	YEAR ENDED SEPTEMBER 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$14,884,783	$11,567,185	$4,186,854	$4,156,957
Net realized gain (loss)	140,358	81,945	(4,022,061)	(6,846,424)
Net change in unrealized appreciation (depreciation)	1,336,181	955,945	13,501,437	5,340,615

Net Increase (Decrease) in Net Assets Resulting from
Operations	16,361,322	12,605,075	13,666,230	2,651,148

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	(1,636,744)	(1,413,188)	(1,070,885)	(1,074,414)
Class C Shares	-	-	(67,642)	(80,233)
Class C2 Shares	-	-	(7,543)	(13,629)
Class I Shares	(13,269,924)	(10,148,755)	(3,170,675)	(3,285,693)
Class R3 Shares	-	-	(68,263)	(68,173)
Class R4 Shares	-	-	(26,575)	(20,131)
Class R5 Shares	-	-	(37,684)	(38,667)

FUND SHARE TRANSACTIONS
Class A Shares	21,744,350	(6,040,854)	(7,288,906)	(13,232,202)
Class C Shares	-	-	(812,728)	(2,484,963)
Class C2 Shares	-	-	(286,237)	356,417
Class I Shares	(22,233,932)	88,353,098	(32,157,692)	(35,246,726)
Class R3 Shares	-	-	(402,064)	(606,847)
Class R4 Shares	-	-	44,308	(201,923)
Class R5 Shares	-	-	(334,971)	(523,625)

Net Increase (Decrease) in Net Assets	965,072	83,355,376	(32,021,327)	(53,869,661)

NET ASSETS
Beginning of Year	263,245,160	179,889,784	171,749,037	225,618,698

End of Year	$264,210,232	$263,245,160	$139,727,710	$171,749,037

See notes to financial statements.

176  |  Annual Financial Statements

Statements of Changes in Net Assets, Continued

	THORNBURG LIMITED TERM INCOME FUND		THORNBURG CORE PLUS BOND FUND
	YEAR ENDED SEPTEMBER 30, 2024	YEAR ENDED SEPTEMBER 30, 2023	PERIOD ENDED SEPTEMBER 30, 2024†
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$255,367,710	$230,700,976	$3,950,119
Net realized gain (loss)	(132,603,380)	(159,239,483)	181,980
Net change in unrealized appreciation (depreciation)	512,857,936	180,031,652	5,566,403

Net Increase (Decrease) in Net Assets Resulting from Operations	635,622,266	251,493,145	9,698,502

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	(18,591,860)	(16,933,118)	(7,136)
Class C Shares	(4,165,084)	(4,699,291)	(15,524)
Class C2 Shares	(181,629)	(201,735)	-
Class I Shares	(222,070,996)	(200,761,802)	(3,857,677)
Class R3 Shares	(1,322,749)	(1,202,278)	(4,781)
Class R4 Shares	(583,088)	(501,476)	(5,051)
Class R5 Shares	(2,856,128)	(2,746,692)	(5,320)
Class R6 Shares	(6,717,354)	(5,444,781)	(21,918)

FUND SHARE TRANSACTIONS
Class A Shares	(82,682,858)	(66,492,152)	261,797
Class C Shares	(41,573,185)	(81,423,823)	791,278
Class C2 Shares	(1,896,840)	(2,919,625)	-
Class I Shares	(550,128,321)	(1,136,009,720)	157,693,678
Class R3 Shares	(3,908,688)	(12,461,630)	104,780
Class R4 Shares	(3,445,473)	786,251	105,040
Class R5 Shares	(4,040,027)	(41,358,252)	105,320
Class R6 Shares	4,541,187	(23,831,523)	632,118
Net Increase (Decrease) in Net Assets	(304,000,827)	(1,344,708,502)	165,475,106

NET ASSETS
Beginning of Year	6,734,160,444	8,078,868,946	-
End of Year	$6,430,159,617	$6,734,160,444	$165,475,106

† The Fund commenced operations on October 2, 2023.

See notes to financial statements.

Annual Financial Statements  |  177

Statements of Changes in Net Assets, Continued

	THORNBURG STRATEGIC INCOME FUND
	YEAR ENDED SEPTEMBER 30, 2024	YEAR ENDED SEPTEMBER 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$406,502,336	$261,668,783
Net realized gain (loss)	(103,899,014)	(27,857,506)
Net change in unrealized appreciation (depreciation)	564,384,426	9,528,122
Net Increase (Decrease) in Net Assets Resulting from Operations	866,987,748	243,339,399

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	(13,391,194)	(11,128,378)
Class C Shares	(3,777,260)	(2,985,734)
Class I Shares	(372,843,601)	(239,667,614)
Class R3 Shares	(38,871)	(24,114)
Class R4 Shares	(120,909)	(96,895)
Class R5 Shares	(3,342,014)	(2,489,823)
Class R6 Shares	(8,168,383)	(5,679,657)

FUND SHARE TRANSACTIONS
Class A Shares	6,293,504	(50,739,155)
Class C Shares	2,440,741	12,663,012
Class I Shares	1,921,586,003	2,266,443,833
Class R3 Shares	407,259	27,510
Class R4 Shares	(525,276)	770,776
Class R5 Shares	25,093,125	22,511,555
Class R6 Shares	36,590,491	28,836,792
Net Increase (Decrease) in Net Assets	2,457,191,363	2,261,781,507

NET ASSETS
Beginning of Year	6,997,004,694	4,735,223,187
End of Year	$9,454,196,057	$6,997,004,694

See notes to financial statements.

178  |  Annual Financial Statements

Notes to Financial Statements

September 30, 2024

NOTE 1 – ORGANIZATION

Thornburg Ultra Short Income Fund (the “Ultra Short Income Fund”), Thornburg Limited Term U.S. Government Fund (the “Limited Term U.S. Government Fund”), Thornburg Limited Term Income Fund (the “Limited Term Income Fund”), Thornburg Core Plus Bond Fund (the “Core Plus Bond Fund”) and Thornburg Strategic Income Fund (the “Strategic Income Fund”), collectively the “Funds”, are diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). As of September 30, 2024, the Funds are five of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it.

Ultra Short Income Fund: The Fund’s investment goal is to seek current income, consistent with preservation of capital. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, derivatives risk, foreign investment risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, prepayment and extension risk, redemption risk, risks affecting specific issuers, and structured products risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Limited Term U.S. Government Fund: The Fund’s primary investment goal is to provide a high level of current income as is consistent, in the view of the Trust’s investment advisor, Thornburg Investment Management, Inc. (the “Advisor”), with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share price compared to longer term portfolios. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, interest rate risk, liquidity risk, management risk, market and economic risk, prepayment and extension risk, redemption risk, and structured products risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Limited Term Income Fund: The Fund’s primary investment goal is to provide a high level of current income as is consistent, in the view of the Advisor, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share prices compared to longer term portfolios. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, foreign investment risk, interest rate risk, liquidity risk, management risk, market and economic risk, prepayment and extension risk, redemption risk, risks affecting specific issuers, and structured products risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Core Plus Bond Fund: The Fund’s investment goal is to seek to maximize total return, consistent with the long-term preservation of capital. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, derivatives risk, emerging markets risk, foreign currency risk, foreign investment risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, prepayment and extension risk, redemption risk, risks affecting specific issuers, small and mid-cap company risk, and structured products risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Strategic Income Fund: The Fund’s primary investment goal is to seek a high level of current income. As a secondary investment goal, the Fund seeks some long-term capital appreciation. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, developing country risk, foreign currency risk, foreign investment risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, prepayment and extension risk, redemption risk, risks affecting specific issuers, small and mid-cap company risk, and structured products risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

As of September 30, 2024, the Funds each currently offer up to eight classes of shares of beneficial interest.

Each class of shares of the Funds represents an interest in the same portfolio of investments, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year of purchase, and bear both a service fee and a distribution fee, (iii) Class C2 shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year of purchase, and bear both a service fee and a distribution fee, (iv) Class I and Class R5 shares are sold at net asset value without a sales charge at the time of purchase and may be subject to a service fee, (v) Class R3 shares are sold at net asset value without a sales charge, but bear both a service fee and a distribution fee, (vi) Class R4 shares are sold at net asset value without a sales charge at the time of purchase but bear a service fee, (vii) Class R6 shares are sold at net asset value without a sales charge at the time of purchase, and (viii) the respective classes may have different reinvestment privileges and conversion rights. Additionally, each Fund may allocate among its classes certain expenses, to the extent allocable to specific classes, including administration fees, transfer agent fees, government registration fees, certain printing and postage costs, and legal expenses. Currently, class specific expenses of the Funds are limited to distribution and service fees, transfer agent fees, and certain registration and filing fees.

Annual Financial Statements  |  179

Notes to Financial Statements, Continued

September 30, 2024

At September 30, 2024, the following class of shares are offered in each respective Fund:

	CLASS A	CLASS C	CLASS C2	CLASS I	CLASS R3	CLASS R4	CLASS R5	CLASS R6
Ultra Short Income Fund	X			X
Limited Term U.S. Government Fund	X	X	X	X	X	X	X
Limited Term Income Fund	X	X	X	X	X	X	X	X
Core Plus Bond Fund	X	X		X	X	X	X	X
Strategic Income Fund	X	X		X	X	X	X	X

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each of the Funds in the preparation of its financial statements. Each Fund prepares its financial statements in conformity with United States generally accepted accounting principles (“GAAP”), including investment company accounting and reporting guidance in the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946.

Allocation of Income, Gains, Losses and Expenses: Net investment income (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to all Funds are allocated daily among the Funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods. Operating expenses directly attributable to a specific class are charged against the operating income of that class.

Dividends and Distributions to Shareholders: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Ordinary income dividends, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually and more often if deemed necessary by the Advisor. Dividends and distributions are paid and are reinvested in additional shares of the Funds at net asset value per share at the close of business on the ex-dividend date, or at the shareholder’s option, paid in cash.

Foreign Currency Translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against the U.S. dollar on the date of valuation. Purchases and sales of investments and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Funds purchase or sell foreign investments, they will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions. The values of such spot contracts are included in receivable for investments sold and payable for investments purchased on the Statement of Assets and Liabilities.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on investments held. Such changes are included in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

Reported net realized gains and losses from foreign currency transactions arise due to purchases and sales of foreign currencies, currency gains and losses realized between the trade and settlement dates on investment transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. These amounts are included in foreign currency transactions in the Statement of Operations.

Net change in unrealized appreciation (depreciation) on foreign currency translations arise from changes in the fair value of assets and liabilities, other than investments at period end, resulting from changes in exchange rates.

Guarantees and Indemnifications: Under the Trust’s organizational documents (and under separate agreements with the independent Trustees), its officers and Trustees are provided with an indemnification against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business the Trust may also enter into contracts with service providers that contain general indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

Investment Income: Dividend income is recorded on the ex-dividend date. Certain income from foreign investments is recognized as soon as information is available to the Funds. Interest income is accrued as earned. Premiums and discounts are amortized and accreted, respectively, to first call dates or maturity dates using the effective yield method of the respective investments. These amounts are included in Investment Income in the Statement of Operations.

Investment Transactions: Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale of investments are recorded on an identified cost basis.

180  |  Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2024

Repurchase Agreements: The Funds may invest excess cash in repurchase agreements whereby the Funds purchase investments, which serve as collateral, with an agreement to resell such collateral to the seller at an agreed upon price at the maturity date of the repurchase agreement. Investments pledged as collateral for repurchase agreements are held in custody until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. During the fiscal year ended September 30, 2024, the Funds did not enter into repurchase agreements.

Security Valuation: All investments in securities held by the Funds are valued as described in Note 3.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases (decreases) in net assets from operations during the reporting period. Actual results could differ from those estimates.

When-Issued and Delayed Delivery Transactions: The Funds may engage in when-issued or delayed delivery transactions. To the extent the Funds engage in such transactions, they will do so for the purpose of acquiring portfolio investments consistent with the Funds’ investment objectives and not for the purpose of investment leverage or to speculate on interest rate or market changes. At the time the Funds make a commitment to purchase an investment on a when-issued or delayed delivery basis, the Funds will record the transaction and reflect the value in determining its net asset value. Pursuant to current U.S. Securities and Exchange Commission (“SEC”) guidance, a transaction involving a when-issued security will not be deemed to involve a senior security as long as the Funds intend to settle the transaction physically and the transaction settles within 35 days. Investments purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. The values of these securities held at September 30, 2024 are detailed in the Schedule of Investments.

NOTE 3 – SECURITY VALUATION

Valuation of the Funds’ portfolio investment securities is performed by the Advisor, which has been designated by the Trustees of the Trust (the "Trustees") as the Funds’ “valuation designee,” as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).

In its capacity as the Funds’ valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Funds’ investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Funds would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Funds upon a sale of the investment, and the difference could be material to the Funds’ financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments

Annual Financial Statements  |  181

Notes to Financial Statements, Continued

September 30, 2024

which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Funds can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

Securities held with a maturity of less than 60 days from trade date and other short-term investments are valued using the amortized cost method unless the Committee determines such method does not represent fair value. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

Investments in U.S. mutual funds are valued at net asset value (“NAV”) each business day.

Debt obligations held by the Funds which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.

Forward currency contracts are valued by a third-party pricing service provider.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Funds, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Funds are likely to obtain if they sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.

If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Funds may be traded on days and at times when the Funds are not open for business. Consequently, the value of Funds’ investments may be significantly affected on days when shareholders cannot purchase or sell Funds’ shares.

Valuation Hierarchy: The Funds categorize their investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Funds’ investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

182  |  Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2024

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Funds are typically calculated by pricing service providers approved by the Committee and are generally characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and a Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following tables display a summary of the fair value hierarchy measurements of each Fund’s investments as of September 30, 2024:

ULTRA SHORT INCOME FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
U.S. Treasury Securities	$21,840,676	$21,840,676	$—	$—
U.S. Government Agencies	21,424	—	21,424	—
Mortgage Backed	3,823,229	—	3,823,229	—
Asset Backed Securities	80,792,632	—	80,792,632	—
Corporate Bonds	137,486,029	—	137,486,029	—
Short-Term Investments	24,144,899	24,144,899	—	—
Total Investments in Securities	$268,108,889	$45,985,575	$222,123,314	$—
Total Assets	$268,108,889	$45,985,575	$222,123,314	$—

LIMITED TERM U.S. GOVERNMENT FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
U.S. Treasury Securities	$27,916,832	$27,916,832	$—	$—
U.S. Government Agencies	9,299,806	—	9,299,806	—
Mortgage Backed	87,281,775	—	87,281,775	—
Corporate Bonds	2,913,627	—	2,913,627	—
Short-Term Investments	10,370,426	—	10,370,426	—
Total Investments in Securities	$137,782,466	$27,916,832	$109,865,634	$—
Total Assets	$137,782,466	$27,916,832	$109,865,634	$—

Annual Financial Statements  |  183

Notes to Financial Statements, Continued

September 30, 2024

LIMITED TERM INCOME FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
U.S. Treasury Securities	$809,575,590	$809,575,590	$—	$—
U.S. Government Agencies	23,421,258	—	23,421,258	—
Other Government	6,581,913	—	6,581,913	—
Mortgage Backed	2,219,709,236	—	2,219,709,236	—
Asset Backed Securities	767,553,906	—	767,553,906	—
Corporate Bonds	2,073,529,761	—	2,073,529,761	—
Long-Term Municipal Bonds	5,350,503	—	5,350,503	—
Preferred Stock	37,028,772	—	—	37,028,772
Short-Term Investments	521,539,993	521,539,993	—	—
Total Investments in Securities	$6,464,290,932	$1,331,115,583	$5,096,146,577	$37,028,772
Total Assets	$6,464,290,932	$1,331,115,583	$5,096,146,577	$37,028,772	(a)

(a)	Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.

CORE PLUS BOND FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
U.S. Treasury Securities	$45,769,439	$45,769,439	$—	$—
U.S. Government Agencies	987,579	—	987,579	—
Other Government	876,143	—	876,143	—
Mortgage Backed	47,843,677	—	47,843,677	—
Asset Backed Securities	14,092,687	—	14,092,687	—
Corporate Bonds	48,239,544	—	48,239,544	—
Long-Term Municipal Bonds	107,939	—	107,939	—
Preferred Stock	636,872	—	—	636,872
Short-Term Investments	6,292,172	6,292,172	—	—
Total Investments in Securities	$164,846,052	$52,061,611	$112,147,569	$636,872
Total Assets	$164,846,052	$52,061,611	$112,147,569	$636,872	(a)

Liabilities
Other Financial Instruments
Forward Currency Contracts	$(192)	$—	$(192)	$—
Total Liabilities	$(192)	$—	$(192)	$—

(a)	Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.

184  |  Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2024

STRATEGIC INCOME FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$263,093	$—	$—	$263,093
Preferred Stock	40,182,214	6,777,430	—	33,404,784
Asset Backed Securities	911,824,460	—	909,613,814	2,210,646
Corporate Bonds	3,936,965,905	—	3,918,515,360	18,450,545
Convertible Bonds	14,003,637	—	14,003,637	—
Long-Term Municipal Bonds	3,462,914	—	3,462,914	—
Other Government	167,988,788	—	167,988,788	—
U.S. Treasury Securities	1,263,147,564	1,263,147,564	—	—
U.S. Government Agencies	42,079,062	—	42,079,062	—
Mortgage Backed	2,401,841,675	—	2,401,841,675	—
Loan Participations	57,832,361	—	57,832,361	—
Short-Term Investments	603,113,236	603,113,236	—	—
Total Investments in Securities	$9,442,704,909	$1,873,038,230	$7,515,337,611	$54,329,068
Total Assets	$9,442,704,909	$1,873,038,230	$7,515,337,611	$54,329,068	(a)

Liabilities
Other Financial Instruments
Forward Currency Contracts	$(125,345)	$—	$(125,345)	$—
Total Other Financial Instruments	$(125,345)	$—	$(125,345)	$—
Total Liabilities	$(125,345)	$—	$(125,345)	$—

(a)	Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.

NOTE 4 – INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement with the Trust, the Advisor serves as the investment advisor and performs advisory services for the Funds for which the Advisor’s management fees are payable at the end of each month. Under the investment advisory agreement, each Fund pays the Advisor a management fee based on the average daily net assets of that Fund at an annual rate as shown in the following table:

ULTRA SHORT INCOME FUND		LIMITED TERM U.S. GOVERNMENT FUND		LIMITED TERM INCOME FUND		CORE PLUS BOND FUND		STRATEGIC INCOME FUND
DAILY NET ASSETS	FEE RATE	DAILY NET ASSETS	FEE RATE	DAILY NET ASSETS	FEE RATE	DAILY NET ASSETS	FEE RATE	DAILY NET ASSETS	FEE RATE
Up to $5 billion	0.250%	Up to $1 billion	0.375%	Up to $500 million	0.500%	Up to $500 million	0.490%	Up to $500 million	0.750%
Next $5 billion	0.225	Next $1 billion	0.325	Next $500 million	0.450	Next $500 million	0.460	Next $500 million	0.675
Over $10 billion	0.200	Over $2 billion	0.275	Next $500 million	0.400	Next $500 million	0.430	Next $500 million	0.625
				Next $500 million	0.350	Next $500 million	0.400	Next $500 million	0.575
				Over $2 billion	0.275	Over $2 billion	0.370	Over $2 billion	0.500

The Funds’ effective management fees, calculated on the basis of the Funds’ average daily net assets (before applicable management fee waivers) for the year ended September 30, 2024 were as shown in the following table. Total management fees incurred by the Funds for the year ended September 30, 2024 are set forth in the Statement of Operations.

Annual Financial Statements  |  185

Notes to Financial Statements, Continued

September 30, 2024

EFFECTIVE MANAGEMENT FEE
Ultra Short Income Fund	0.250%
Limited Term U.S. Government Fund	0.375
Limited Term Income Fund	0.321
Core Plus Bond Fund	0.490
Strategic Income Fund	0.538

The Trust has entered into an administrative services agreement with the Advisor, whereby the Advisor will perform certain administrative services. The administrative services fees are computed as an annual percentage of the aggregate average daily net assets of all applicable Funds in the Trust as follows:

ADMINISTRATIVE SERVICES FEE SCHEDULE
DAILY NET ASSETS	FEE RATE
Up to $20 billion	0.100%
$20 billion to $40 billion	0.075
$40 billion to $60 billion	0.040
Over $60 billion	0.030

The aggregate administrative services fee amount is allocated on a daily basis to each Fund based on net assets and subsequently allocated to each class of shares of the Funds. Total administrative services fees incurred by each class of shares of the Funds for the year ended September 30, 2024, are set forth in the Statement of Operations.

The Trust has an underwriting agreement with Thornburg Securities LLC (the “Distributor”), an affiliate of the Advisor, which acts as the distributor of the Funds’ shares. For the year ended September 30, 2024, the Distributor has advised the Funds that they earned net commissions from the sale of Class A shares and collected contingent deferred sales charges ("CDSC Fees") from redemptions of Class C and Class C2 shares as follows:

	COMMISSIONS	CDSC FEES
Ultra Short Income Fund	$1,102	$—
Limited Term U.S. Government Fund	231	31
Limited Term Income Fund	7,710	2,124
Strategic Income Fund	28,230	10,692

Pursuant to a service plan under Rule 12b-1 of the 1940 Act, the Funds may reimburse to the Distributor an amount not to exceed .25 of 1% per annum of the average daily net assets attributable to the applicable Class A, Class C, Class C2, Class I, Class R3, Class R4, and Class R5 shares of the Limited Term U.S. Government Fund and Limited Term Income Fund, Class A, Class C, Class I, Class R3, Class R4, and Class R5 shares of the Core Plus Bond Fund and Strategic Income Fund and .20 of 1% per annum of the average daily net assets attributable to the applicable Class A and Class I of the Ultra Short Income Fund for payments made by the Distributor to securities dealers and other financial institutions to obtain various shareholder and distribution related services. For the year ended September 30, 2024, there were no 12b-1 service plan fees charged for Class I or Class R5 shares. Class R6 shares are not subject to a service plan. The Advisor and Distributor each may pay out of its own resources additional expenses for distribution of each Funds’ shares and shareholder services.

The Trust has also adopted a distribution plan pursuant to Rule 12b-1, applicable only to the Funds’ Class C, Class C2, and Class R3 shares, under which the Funds compensate the Distributor for services in promoting the sale of Class C, Class C2 and Class R3 shares of the Funds at an annual rate of up to .25 of 1% per annum of the average daily net assets attributable to Class C shares of Limited Term U.S. Government Fund and Limited Term Income Fund, .40 of 1% per annum of the average daily net assets attributable to Class C2 shares of the Limited Term U.S. Government Fund and Limited Term Income Fund, .75 of 1% per annum of the average daily net assets attributable to Class C shares of Core Plus Bond Fund and Strategic Income Fund, and .25 of 1% per annum of the average daily net assets attributable to Class R3 shares. Total fees incurred by each class of shares of the Funds under their respective service and distribution plans for the year ended September 30, 2024 are set forth in the Statements of Operations.

The Advisor has contractually agreed to waive certain fees and reimburse certain expenses incurred by certain classes of the Funds. The agreement may be terminated by the Trust at any time, but may not be terminated by the Advisor before February 1, 2025 unless the Advisor ceases to be the investment advisor to the Funds prior to that date. The Advisor may recoup amounts waived or reimbursed

186  |  Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2024

during the year ended September 30, 2024 if, during the fiscal year, expenses fall below the contractual limit that was in place at the time these fees and expenses were waived or reimbursed. The Advisor will not recoup fees or expenses as described in the preceding sentence if that recoupment would cause the Funds’ total annual operating expenses (after the recoupment is taken into account) to exceed the lesser of: (a) the expense cap that was in place at the time the waiver or reimbursement occurred; or (b) the expense cap that is in place at the time of the recoupment. Expense caps exclude taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs.

Actual expenses of certain share classes do not exceed levels as specified in each Fund’s most recent prospectus as shown on the following table:

	CLASS A	CLASS C	CLASS C2	CLASS I	CLASS R3	CLASS R4	CLASS R5	CLASS R6
Ultra Short Income Fund	0.50%	—%	—%	0.30%	—%	—%	—%	—%
Limited Term U.S. Government Fund	—	1.24	1.24	—	0.99	0.99	0.67	—
Limited Term Income Fund	—	—	1.24	0.49	0.99	0.99	0.49	0.42
Core Plus Bond Fund	0.75	1.50	—	0.50	1.00	0.75	0.50	0.49
Strategic Income Fund	1.05	—	—	0.60	1.25	1.25	0.60	0.53

For the year ended September 30, 2024, the Advisor contractually reimbursed certain class specific expenses and distribution fees and voluntarily waived certain expenses as follows:

CONTRACTUAL:	CLASS A	CLASS C	CLASS C2	CLASS I	CLASS R3	CLASS R4	CLASS R5	CLASS R6	TOTAL
Ultra Short Income Fund	$108,214	$—	$—	$498,827	$—	$—	$—	$—	$607,041
Limited Term U.S. Government Fund	—	16,881	7,059	—	24,105	16,618	20,013	—	84,676
Limited Term Income Fund	—	—	9,958	1,695,223	34,875	36,898	119,020	82,171	1,978,145
Core Plus Bond Fund	14,158	4,788	—	—	5,217	3,425	5,216	4,503	37,307
Strategic Income Fund	76,912	25,850	—	10,193,037	19,067	22,956	175,330	249,241	10,762,393

VOLUNTARY:	CLASS A	CLASS C	CLASS C2	CLASS I	CLASS R3	CLASS R4	CLASS R5	CLASS R6	TOTAL
Ultra Short Income Fund	$6,875	$—	$—	$53,854	$—	$—	$—	$—	$60,729
Limited Term U.S. Government Fund	5,534	—	—	—	—	—	—	—	5,534
Core Plus Bond Fund	973	2,408	—	485,277	689	690	691	2,746	493,474
Strategic Income Fund	23,941	8,045	—	614,041	74	231	5,501	13,271	665,104

Certain officers and Trustees of the Trust are also officers or directors of the Advisor and Distributor. The compensation of the independent Trustees is borne by the Trust. The Trust also pays a portion of the Chief Compliance Officer’s compensation. These amounts are reflected as Trustee and officer fees in the Statement of Operations.

As of September 30, 2024, the percentage of direct investments in the Funds held by the Trustees, officers of the Trust, and the Advisor is approximately as follows.

PERCENTAGE OF DIRECT INVESTMENTS
Ultra Short Income Fund	1.11%
Limited Term U.S. Government Fund	17.28
Limited Term Income Fund	0.12
Core Plus Bond Fund	0.69
Strategic Income Fund	0.11

The Funds may purchase or sell securities from or to an affiliated fund, provided the affiliation is due solely to having a common investment advisor, common officers, or common trustees, and provided that all such transactions will comply with Rule 17a-7 under the 1940 Act. For the year ended September 30, 2024, the Funds had no such transactions with affiliated funds.

Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Funds under the 1940 Act, including companies for which the Funds’ holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Funds invested for cash management purposes during the period:

ULTRA SHORT INCOME FUND	MARKET VALUE 9/30/23	PURCHASES AT COST	SALES PROCEEDS	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPR./(DEPR.)	MARKET VALUE 9/30/24	DIVIDEND INCOME
Thornburg Capital Mgmt. Fund	$18,968,697	$284,540,936	$(279,364,734)	$-	$-	$24,144,899	$1,232,199

Annual Financial Statements  |  187

Notes to Financial Statements, Continued

September 30, 2024

LIMITED TERM INCOME FUND	MARKET VALUE 9/30/23	PURCHASES AT COST	SALES PROCEEDS	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPR./(DEPR.)	MARKET VALUE 9/30/24	DIVIDEND INCOME
Thornburg Capital Mgmt. Fund	$122,751,672	$2,441,746,623	$(2,042,958,302)	$-	$-	$521,539,993	$19,230,593

CORE PLUS BOND FUND
Thornburg Capital Mgmt. Fund	$-	$89,921,120	$(83,628,948)	$-	$-	$6,292,172	$236,206

STRATEGIC INCOME FUND
Thornburg Capital Mgmt. Fund	$570,141,195	$3,262,002,558	$(3,229,030,517)	$-	$-	$603,113,236	$25,913,949

NOTE 5 – TAXES

Federal Income Taxes: It is the policy of the Trust to comply with the provisions of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute to shareholders substantially all investment company taxable income including net realized gains on investments (if any), and tax exempt income of the Funds. Therefore, no provision for federal income or excise tax is required.

The Funds file income tax returns in United States federal and applicable state jurisdictions. The statute of limitations on the Funds’ tax return filings generally remains open for the three years following a return’s filing date. The Funds have analyzed each uncertain tax position believed to be material in the preparation of the Funds’ financial statements for the fiscal year ended September 30, 2024, including open tax years, to assess whether it is more likely than not that the position would be sustained upon examination, based on the technical merits of the position. The Funds have not identified any such position for which an asset or liability must be reflected in the Statements of Assets and Liabilities.

At September 30, 2024, information on the tax components of capital was as follows:

	COST	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Ultra Short Income Fund	$267,537,205	$909,228	$(337,544)	$571,684
Limited Term U.S. Government Fund	141,946,454	2,006,614	(6,170,602)	(4,163,988)
Limited Term Income Fund	6,535,301,135	123,523,739	(194,533,942)	(71,010,203)
Core Plus Bond Fund	159,314,425	5,666,766	(135,331)	5,531,435
Strategic Income Fund	9,300,951,388	311,160,992	(169,532,816)	141,628,176

Temporary differences between book and tax basis appreciation (depreciation) on cost of investments is primarily attributed to tax deferral of losses on wash sales, premium amortization accruals, mark-to-market of forward currency contracts and partnership basis adjustments.

At September 30, 2024, the Funds had cumulative tax basis capital losses from prior fiscal years as shown on the following table, which may be carried forward to offset future capital gains. To the extent such carryforwards are used, capital gain distributions may be reduced to the extent provided by regulations. Such capital loss carryforwards do not expire.

	CUMULATIVE CAPITAL LOSSES
	SHORT-TERM	LONG-TERM
Ultra Short Income Fund	$395,864	$123,978
Limited Term U.S. Government Fund	6,176,390	25,887,149
Limited Term Income Fund	146,957,304	275,144,101
Strategic Income Fund	70,415,209	100,135,251

During the year ended September 30, 2024, the Funds utilized capital loss carryforwards as shown on the following table.

UTILIZED CAPITAL LOSS CARRYFORWARDS
Ultra Short Income Fund	$115,274

Foreign Withholding Taxes: The Funds are subject to foreign tax withholding imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously

188  |  Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2024

withheld, in view of various considerations, including recent decisions rendered by the courts in those and other jurisdictions. The Funds would expect to record a receivable for such a tax reclaim based on a variety of factors, including assessment of a jurisdiction’s legal obligation to pay reclaims, the jurisdiction’s administrative practices and payment history, and industry convention.

Deferred Foreign Capital Gain Taxes: The Funds are subject to a tax imposed on net realized gains of securities of certain foreign countries. The Funds record an estimated deferred tax liability for net unrealized gains on these investments as reflected in the accompanying financial statements. Such changes are included in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

At September 30, 2024, the Funds had undistributed tax basis ordinary investment income and undistributed tax basis capital gains as follows:

	UNDISTRIBUTED TAX BASIS ORDINARY INVESTMENT INCOME	UNDISTRIBUTED TAX BASIS CAPITAL GAINS
Ultra Short Income Fund	$69,810	$—
Limited Term U.S. Government Fund	33,531	—
Limited Term Income Fund	765,158	—
Core Plus Bond Fund	249,731	—
Strategic Income Fund	12,779,961	—

The tax character of distributions paid for the Funds during the years ended September 30, 2024, and September 30, 2023, were as follows:

	DISTRIBUTIONS FROM: ORDINARY INCOME
	2024	2023
Ultra Short Income Fund	$14,906,668	$11,561,943
Limited Term U.S. Government Fund	4,449,267	4,580,940
Limited Term Income Fund	256,488,888	232,491,173
Core Plus Bond Fund	3,917,407	—
Strategic Income Fund	401,682,232	262,072,215

NOTE 6 – SHARES OF BENEFICIAL INTEREST

At September 30, 2024, there were an unlimited number of shares of each Fund with no par value of beneficial interest authorized. Transactions in each Fund’s shares of beneficial interest were as follows:

	YEAR ENDED SEPTEMBER 30, 2024		YEAR ENDED SEPTEMBER 30, 2023
ULTRA SHORT INCOME FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	2,182,583	$26,661,777	1,453,234	$17,630,385
Shares issued to shareholders in
reinvestment of dividends	133,703	1,632,242	115,522	1,403,778
Shares repurchased	(536,688)	(6,549,669)	(2,064,019)	(25,075,017)
Net increase (decrease)	1,779,598	$21,744,350	(495,263)	$(6,040,854)

Class I Shares
Shares sold	11,210,970	$136,639,043	20,384,068	$247,111,472
Shares issued to shareholders in
reinvestment of dividends	1,086,862	13,255,212	834,289	10,131,349
Shares repurchased	(14,114,344)	(172,128,187)	(13,912,802)	(168,889,723)
Net increase (decrease)	(1,816,512)	$(22,233,932)	7,305,555	$88,353,098

Annual Financial Statements  |  189

Notes to Financial Statements, Continued

September 30, 2024

	YEAR ENDED SEPTEMBER 30, 2024		YEAR ENDED SEPTEMBER 30, 2023
LIMITED TERM U.S. GOVERNMENT FUND	SHARES	AMOUNT	SHARES	AMOUNT

Class A Shares
Shares sold	305,317	$3,591,544	484,272	$5,696,911
Shares issued to shareholders in
reinvestment of dividends	87,029	1,024,478	87,114	1,024,639
Shares repurchased	(1,013,271)	(11,904,928)	(1,694,530)	(19,953,752)
Net increase (decrease)	(620,925)	$(7,288,906)	(1,123,144)	$(13,232,202)

Class C Shares
Shares sold	47,675	$570,108	38,665	$452,840
Shares issued to shareholders in
reinvestment of dividends	5,377	63,608	6,392	75,633
Shares repurchased	(122,518)	(1,446,444)	(255,356)	(3,013,436)
Net increase (decrease)	(69,466)	$(812,728)	(210,299)	$(2,484,963)

Class C2 Shares
Shares sold	-	$-	55,309	$651,242
Shares issued to shareholders in
reinvestment of dividends	638	7,543	1,151	13,629
Shares repurchased	(25,627)	(293,780)	(26,208)	(308,454)
Net increase (decrease)	(24,989)	$(286,237)	30,252	$356,417

Class I Shares
Shares sold	1,618,955	$19,180,589	1,955,400	$23,052,895
Shares issued to shareholders in
reinvestment of dividends	189,900	2,233,776	211,345	2,484,791
Shares repurchased	(4,537,015)	(53,572,057)	(5,162,638)	(60,784,412)
Net increase (decrease)	(2,728,160)	$(32,157,692)	(2,995,893)	$(35,246,726)

Class R3 Shares
Shares sold	44,353	$524,193	39,410	$466,739
Shares issued to shareholders in
reinvestment of dividends	5,717	67,421	5,733	67,500
Shares repurchased	(84,256)	(993,678)	(97,420)	(1,141,086)
Net increase (decrease)	(34,186)	$(402,064)	(52,277)	$(606,847)

Class R4 Shares
Shares sold	14,989	$175,957	17,318	$204,243
Shares issued to shareholders in
reinvestment of dividends	2,256	26,570	1,705	20,038
Shares repurchased	(13,409)	(158,219)	(36,415)	(426,204)
Net increase (decrease)	3,836	$44,308	(17,392)	$(201,923)

Class R5 Shares
Shares sold	8,248	$97,043	11,488	$135,557
Shares issued to shareholders in
reinvestment of dividends	3,177	37,414	3,166	37,252
Shares repurchased	(39,535)	(469,428)	(58,727)	(696,434)
Net increase (decrease)	(28,110)	$(334,971)	(44,073)	$(523,625)

190  |  Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2024

	YEAR ENDED SEPTEMBER 30, 2024		YEAR ENDED SEPTEMBER 30, 2023
LIMITED TERM INCOME FUND	SHARES	AMOUNT	SHARES	AMOUNT

Class A Shares
Shares sold	4,348,986	$55,363,238	7,767,621	$97,211,011
Shares issued to shareholders in
reinvestment of dividends	1,287,268	16,455,807	1,109,321	13,922,644
Shares repurchased	(12,139,047)	(154,501,903)	(14,188,210)	(177,625,807)
Net increase (decrease)	(6,502,793)	$(82,682,858)	(5,311,268)	$(66,492,152)

Class C Shares
Shares sold	456,256	$5,821,819	535,634	$6,695,779
Shares issued to shareholders in
reinvestment of dividends	292,785	3,733,818	333,115	4,173,355
Shares repurchased	(4,027,966)	(51,128,822)	(7,384,523)	(92,292,957)
Net increase (decrease)	(3,278,925)	$(41,573,185)	(6,515,774)	$(81,423,823)

Class C2 Shares
Shares sold	30,438	$388,438	13,644	$172,557
Shares issued to shareholders in
reinvestment of dividends	14,241	181,629	16,098	201,734
Shares repurchased	(195,611)	(2,466,907)	(263,643)	(3,293,916)
Net increase (decrease)	(150,932)	$(1,896,840)	(233,901)	$(2,919,625)

Class I Shares
Shares sold	109,034,980	$1,393,542,594	149,123,931	$1,871,085,459
Shares issued to shareholders in
reinvestment of dividends	15,548,347	198,857,654	14,369,488	180,390,754
Shares repurchased	(168,298,127)	(2,142,528,569)	(254,623,845)	(3,187,485,933)
Net increase (decrease)	(43,714,800)	$(550,128,321)	(91,130,426)	$(1,136,009,720)

Class R3 Shares
Shares sold	980,546	$12,461,660	1,022,834	$12,778,746
Shares issued to shareholders in
reinvestment of dividends	102,718	1,313,888	95,094	1,194,229
Shares repurchased	(1,383,168)	(17,684,236)	(2,100,002)	(26,434,605)
Net increase (decrease)	(299,904)	$(3,908,688)	(982,074)	$(12,461,630)

Class R4 Shares
Shares sold	508,077	$6,506,932	400,976	$5,039,463
Shares issued to shareholders in
reinvestment of dividends	7,862	100,154	10,075	126,436
Shares repurchased	(790,839)	(10,052,559)	(349,159)	(4,379,648)
Net increase (decrease)	(274,900)	$(3,445,473)	61,892	$786,251

Class R5 Shares
Shares sold	1,980,357	$25,107,698	1,748,755	$21,951,346
Shares issued to shareholders in
reinvestment of dividends	215,351	2,753,112	209,812	2,631,955
Shares repurchased	(2,502,466)	(31,900,837)	(5,242,828)	(65,941,553)
Net increase (decrease)	(306,758)	$(4,040,027)	(3,284,261)	$(41,358,252)

Class R6 Shares
Shares sold	4,699,966	$60,019,507	4,137,670	$52,080,541
Shares issued to shareholders in
reinvestment of dividends	493,056	6,318,652	407,058	5,118,693
Shares repurchased	(4,834,285)	(61,796,972)	(6,413,880)	(81,030,757)
Net increase (decrease)	358,737	$4,541,187	(1,869,152)	$(23,831,523)

Annual Financial Statements  |  191

Notes to Financial Statements, Continued

September 30, 2024

	PERIOD ENDED SEPTEMBER 30, 2024†
CORE PLUS BOND FUND	SHARES	AMOUNT

Class A Shares
Shares sold	28,326	$292,048
Shares issued to shareholders in
reinvestment of dividends	679	7,080
Shares repurchased	(3,643)	(37,331)
Net increase (decrease)	25,362	$261,797

Class C Shares
Shares sold	81,686	$846,394
Shares issued to shareholders in
reinvestment of dividends	1,473	15,402
Shares repurchased	(6,889)	(70,518)
Net increase (decrease)	76,270	$791,278

Class I Shares
Shares sold	15,423,496	$159,850,278
Shares issued to shareholders in
reinvestment of dividends	368,142	3,854,232
Shares repurchased	(573,343)	(6,010,832)
Net increase (decrease)	15,218,295	$157,693,678

Class R3 Shares
Shares sold	10,000	$100,000
Shares issued to shareholders in
reinvestment of dividends	460	4,780
Net increase (decrease)	10,460	$104,780

Class R4 Shares
Shares sold	10,206	$102,144
Shares issued to shareholders in
reinvestment of dividends	486	5,051
Shares repurchased	(206)	(2,155)
Net increase (decrease)	10,486	$105,040

Class R5 Shares
Shares sold	10,000	$100,000
Shares issued to shareholders in
reinvestment of dividends	512	5,320
Net increase (decrease)	10,512	$105,320

Class R6 Shares
Shares sold	59,247	$610,200
Shares issued to shareholders in
reinvestment of dividends	2,101	21,918
Net increase (decrease)	61,348	$632,118

†	The Fund commenced operations on October 2, 2023.

	YEAR ENDED SEPTEMBER 30, 2024		YEAR ENDED SEPTEMBER 30, 2023
STRATEGIC INCOME FUND	SHARES	AMOUNT	SHARES	AMOUNT

Class A Shares
Shares sold	7,900,567	$89,120,269	8,657,794	$96,602,148
Shares issued to shareholders in
reinvestment of dividends	1,114,529	12,656,188	934,483	10,441,785
Shares repurchased	(8,408,976)	(95,482,953)	(14,202,566)	(157,783,088)
Net increase (decrease)	606,120	$6,293,504	(4,610,289)	$(50,739,155)

192  |  Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2024

	YEAR ENDED SEPTEMBER 30, 2024		YEAR ENDED SEPTEMBER 30, 2023
STRATEGIC INCOME FUND	SHARES	AMOUNT	SHARES	AMOUNT

Class C Shares
Shares sold	2,216,211	$25,044,729	3,206,423	$35,705,220
Shares issued to shareholders in
reinvestment of dividends	316,760	3,590,531	251,686	2,809,155
Shares repurchased	(2,313,861)	(26,194,519)	(2,322,708)	(25,851,363)
Net increase (decrease)	219,110	$2,440,741	1,135,401	$12,663,012

Class I Shares
Shares sold	354,012,172	$4,002,206,085	359,137,452	$4,001,961,036
Shares issued to shareholders in
reinvestment of dividends	30,849,100	349,781,098	20,114,084	224,360,437
Shares repurchased	(215,528,422)	(2,430,401,180)	(176,222,506)	(1,959,877,640)
Net increase (decrease)	169,332,850	$1,921,586,003	203,029,030	$2,266,443,833

Class R3 Shares
Shares sold	47,387	$534,898	9,122	$102,123
Shares issued to shareholders in
reinvestment of dividends	3,374	38,331	2,099	23,424
Shares repurchased	(14,707)	(165,970)	(8,829)	(98,037)
Net increase (decrease)	36,054	$407,259	2,392	$27,510

Class R4 Shares
Shares sold	95,966	$1,085,320	87,654	$981,829
Shares issued to shareholders in
reinvestment of dividends	9,288	105,233	7,454	83,223
Shares repurchased	(151,714)	(1,715,829)	(26,458)	(294,276)
Net increase (decrease)	(46,460)	$(525,276)	68,650	$770,776

Class R5 Shares
Shares sold	3,962,219	$45,357,741	2,698,674	$30,030,333
Shares issued to shareholders in
reinvestment of dividends	292,397	3,316,314	220,858	2,464,408
Shares repurchased	(2,078,594)	(23,580,930)	(895,507)	(9,983,186)
Net increase (decrease)	2,176,022	$25,093,125	2,024,025	$22,511,555

Class R6 Shares
Shares sold	6,631,922	$75,205,503	4,613,451	$51,669,559
Shares issued to shareholders in
reinvestment of dividends	533,798	6,072,389	339,635	3,799,157
Shares repurchased	(3,938,579)	(44,687,401)	(2,379,658)	(26,631,924)
Net increase (decrease)	3,227,141	$36,590,491	2,573,428	$28,836,792

NOTE 7 – INVESTMENT TRANSACTIONS

For the year ended September 30, 2024, the Funds had purchase and sale transactions of investments as listed in the table below (excluding short-term investments and U.S. Government obligations).

	PURCHASES	SALES
Ultra Short Income Fund	$174,390,178	$72,556,883
Limited Term U.S. Government Fund	47,122,451	77,284,916
Limited Term Income Fund	3,591,631,458	4,075,875,345
Core Plus Bond Fund	206,145,039	56,919,198
Strategic Income Fund	7,100,454,079	4,573,896,030

Annual Financial Statements  |  193

Notes to Financial Statements, Continued

September 30, 2024

NOTE 8 – DERIVATIVE FINANCIAL INSTRUMENTS

The Funds may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Funds and how these derivatives affect the financial position, financial performance and cash flows of the Funds. The Funds do not designate any derivative instruments as hedging instruments under ASC 815. During the year ended September 30, 2024, the Funds’ principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign currency contracts.

During the year ended September 30, 2024, some of the Funds entered into forward currency contracts in the normal course of pursuing its investment objectives, with the intent of reducing the risk to the value of the Funds’ foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. Each of the forward currency contracts entered into by the Funds is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Forward currency contracts involve risks to the Funds, including the risk that a contract’s counterparty will not meet its obligations to the Funds, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Funds may not achieve the intended benefit of entering into a contract and may experience a loss.

The monthly average value of open forward currency sell contracts for the year ended September 30, 2024 were as follows:

FORWARD CURRENCY SELL
Core Plus Bond Fund	$77,538
Strategic Income Fund	99,493,702

These contracts are accounted for by the Funds under ASC 815. Unrealized appreciation and depreciation on outstanding contracts are reported in each Fund’s Statement of Assets and Liabilities, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at each contract’s inception date. Net realized gain (loss) on contracts closed during the period, and changes in net unrealized appreciation (depreciation) on outstanding contracts are recognized in each Fund’s Statement of Operations.

The outstanding forward currency contracts in the table located in each Fund’s Schedule of Investments, which were entered into with State Street Bank and Trust Company (“SSB”), were entered into pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities unless there has been an event of default or termination event under that agreement, the Funds do not net their respective outstanding forward currency contracts for purposes of the disclosure in the Statement of Assets and Liabilities. Instead the Funds recognize the unrealized appreciation (depreciation) on those forward currency contracts on a gross basis in each Fund’s Statement of Assets and Liabilities.

The unrealized appreciation (depreciation) of the outstanding forward currency contracts recognized in each Fund’s Statement of Assets and Liabilities at September 30, 2024 is disclosed in the following table:

	TYPE OF DERIVATIVE(a)	PRINCIPAL RISK	COUNTER PARTY	ASSET DERIVATIVES	LIABILITY DERIVATIVES	NET AMOUNT
Core Plus Bond Fund	Forward currency contracts	Foreign currency risk	SSB	$—	$(192)	$(192)
Strategic Income Fund	Forward currency contracts	Foreign currency risk	SSB	—	(125,345)	(125,345)

(a)	Generally, the Statement of Assets and Liabilities location for forward currency contracts is Assets - Unrealized appreciation on forward currency contracts for asset derivatives and Liabilities - Unrealized depreciation on forward currency contracts for liabilities derivatives.

Because the Funds did not receive or post cash collateral in connection with their forward currency contracts during the period, the net amounts of each Fund’s assets and liabilities which are attributable to those contracts at September 30, 2024 can be determined by offsetting the dollar amounts shown in the asset and liability columns in the preceding table, the results of which are reflected in the "Net Amount" column. The Funds’ forward currency contracts are valued each day, and the net amounts of each Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

194  |  Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2024

The net realized gain (loss) from forward currency contracts and the net change in unrealized appreciation (depreciation) on outstanding forward currency contracts recognized in each Fund’s Statement of Operations for the year ended September 30, 2024 are disclosed in the following table:

	TYPE OF DERIVATIVE(a)	PRINCIPAL RISK	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Core Plus Bond Fund	Forward currency contracts	Foreign currency risk	$(2,808)	$(192)
Strategic Income Fund	Forward currency contracts	Foreign currency risk	(2,746,362)	(895,633)

(a)	Generally, the Statement of Operations location for forward currency contracts is Net realized gain (loss) on: forward currency contracts and Net change in unrealized appreciation (depreciation) on: forward currency contracts.

Annual Financial Statements  |  195

Financial Highlights

Ultra Short Income Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(b)

2024	$12.17	0.66	0.07	0.73	(0.67)	—	—	(0.67)	$12.23
2023	$12.13	0.52	0.05	0.57	(0.53)	—	—	(0.53)	$12.17
2022	$12.44	0.19	(0.31)	(0.12)	(0.19)	—	—	(0.19)	$12.13
2021	$12.59	0.15	(0.08)	0.07	(0.18)	(0.04)	—	(0.22)	$12.44
2020	$12.49	0.23	0.15	0.38	(0.24)	(0.04)	—	(0.28)	$12.59

CLASS I SHARES

2024	$12.16	0.69	0.06	0.75	(0.69)	—	—	(0.69)	$12.22
2023	$12.12	0.55	0.04	0.59	(0.55)	—	—	(0.55)	$12.16
2022	$12.43	0.21	(0.31)	(0.10)	(0.21)	—	—	(0.21)	$12.12
2021	$12.58	0.18	(0.08)	0.10	(0.21)	(0.04)	—	(0.25)	$12.43
2020	$12.48	0.25	0.16	0.41	(0.27)	(0.04)	—	(0.31)	$12.58

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
+	Based on weighted average shares outstanding.

See notes to financial statements.

196  |  Annual Financial Statements

Financial Highlights, Continued

Ultra Short Income Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)	EXPENSES, AFTER EXPENSE REDUCTIONS (%)	EXPENSES, BEFORE EXPENSE REDUCTIONS (%)	TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(b)

2024	5.46	0.50	0.88	6.12	44.59	$50,154
2023	4.29	0.50	0.86	4.77	29.46	$28,234
2022	1.54	0.50	1.05	(0.96)	39.29	$34,147
2021	1.22	0.50	1.38	0.54	37.51	$10,930
2020	1.83	0.70	1.84	3.13	46.29	$8,127

CLASS I SHARES

2024	5.65	0.30	0.54	6.35	44.59	$214,056
2023	4.56	0.30	0.52	4.98	29.46	$235,011
2022	1.75	0.30	0.60	(0.77)	39.29	$145,743
2021	1.40	0.30	0.76	0.74	37.51	$42,587
2020	2.02	0.50	1.06	3.33	46.29	$28,249

Annual Financial Statements  |  197

Financial Highlights

Limited Term U.S. Government Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(b)

2024	$11.48	0.29	0.73	1.02	(0.31)	—	—	(0.31)	$12.19
2023	$11.64	0.22	(0.13)	0.09	(0.25)	—	—	(0.25)	$11.48
2022	$13.06	0.13	(1.36)	(1.23)	(0.19)	—	—	(0.19)	$11.64
2021	$13.38	0.08	(0.24)	(0.16)	(0.16)	—	—	(0.16)	$13.06
2020	$13.10	0.15	0.33	0.48	(0.20)	—	—	(0.20)	$13.38

CLASS C SHARES

2024	$11.54	0.26	0.74	1.00	(0.28)	—	—	(0.28)	$12.26
2023	$11.71	0.19	(0.14)	0.05	(0.22)	—	—	(0.22)	$11.54
2022	$13.13	0.09	(1.36)	(1.27)	(0.15)	—	—	(0.15)	$11.71
2021	$13.46	0.03	(0.25)	(0.22)	(0.11)	—	—	(0.11)	$13.13
2020	$13.17	0.11	0.35	0.46	(0.17)	—	—	(0.17)	$13.46

CLASS C2 SHARES

2024	$11.55	0.26	0.74	1.00	(0.28)	—	—	(0.28)	$12.27
2023	$11.71	0.20	(0.14)	0.06	(0.22)	—	—	(0.22)	$11.55
2022	$13.14	0.08	(1.36)	(1.28)	(0.15)	—	—	(0.15)	$11.71
2021(e)	$13.46	0.04	(0.25)	(0.21)	(0.11)	—	—	(0.11)	$13.14

CLASS I SHARES

2024	$11.47	0.33	0.74	1.07	(0.35)	—	—	(0.35)	$12.19
2023	$11.64	0.26	(0.14)	0.12	(0.29)	—	—	(0.29)	$11.47
2022	$13.06	0.16	(1.36)	(1.20)	(0.22)	—	—	(0.22)	$11.64
2021	$13.38	0.11	(0.24)	(0.13)	(0.19)	—	—	(0.19)	$13.06
2020	$13.10	0.18	0.34	0.52	(0.24)	—	—	(0.24)	$13.38

CLASS R3 SHARES

2024	$11.49	0.29	0.73	1.02	(0.31)	—	—	(0.31)	$12.20
2023	$11.65	0.22	(0.13)	0.09	(0.25)	—	—	(0.25)	$11.49
2022	$13.06	0.11	(1.34)	(1.23)	(0.18)	—	—	(0.18)	$11.65
2021	$13.39	0.06	(0.25)	(0.19)	(0.14)	—	—	(0.14)	$13.06
2020	$13.10	0.13	0.35	0.48	(0.19)	—	—	(0.19)	$13.39

CLASS R4 SHARES

2024	$11.47	0.29	0.73	1.02	(0.31)	—	—	(0.31)	$12.18
2023	$11.64	0.22	(0.15)	0.07	(0.24)	—	—	(0.24)	$11.47
2022	$13.05	0.12	(1.35)	(1.23)	(0.18)	—	—	(0.18)	$11.64
2021	$13.37	0.06	(0.24)	(0.18)	(0.14)	—	—	(0.14)	$13.05
2020	$13.09	0.13	0.34	0.47	(0.19)	—	—	(0.19)	$13.37

CLASS R5 SHARES

2024	$11.48	0.33	0.74	1.07	(0.35)	—	—	(0.35)	$12.20
2023	$11.65	0.25	(0.14)	0.11	(0.28)	—	—	(0.28)	$11.48
2022	$13.07	0.16	(1.36)	(1.20)	(0.22)	—	—	(0.22)	$11.65
2021	$13.39	0.11	(0.25)	(0.14)	(0.18)	—	—	(0.18)	$13.07
2020	$13.11	0.17	0.34	0.51	(0.23)	—	—	(0.23)	$13.39

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
(c)	The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is 8.81%.
(d)	The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is 0.46%.
(e)	Effective date of this class of shares was October 1, 2020.
+	Based on weighted average shares outstanding.

See notes to financial statements.

198  |  Annual Financial Statements

Financial Highlights, Continued

Limited Term U.S. Government Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)	EXPENSES, AFTER EXPENSE REDUCTIONS (%)	EXPENSES, BEFORE EXPENSE REDUCTIONS (%)	TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(b)

2024	2.48	0.99	1.00	9.03	32.26	$38,447
2023	1.89	0.95	0.95	0.74	38.65	$43,326
2022	1.01	0.92	0.92	(9.51)	28.92	$57,028
2021	0.60	0.87	0.87	(1.22)	9.50	$92,786
2020	1.10	0.89	0.89	3.70	11.66	$86,955

CLASS C SHARES

2024	2.22	1.24	1.84	8.82	32.26	$2,665
2023	1.57	1.24	1.56	0.37	38.65	$3,311
2022	0.68	1.24	1.39	(9.74)	28.92	$5,821
2021	0.21	1.24	1.24	(1.65)	9.50	$10,084
2020	0.82	1.16	1.16	3.48	11.66	$17,994

CLASS C2 SHARES

2024	2.23	1.24	3.49	8.90 (c)	32.26	$305
2023	1.69	1.24	2.63	0.37 (d)	38.65	$576
2022	0.62	1.24	2.28	(9.81)	28.92	$230
2021(e)	0.28	1.24	3.37	(1.58)	9.50	$680

CLASS I SHARES

2024	2.82	0.65	0.65	9.49	32.26	$93,488
2023	2.18	0.65	0.65	0.96	38.65	$119,323
2022	1.31	0.62	0.62	(9.24)	28.92	$155,928
2021	0.85	0.61	0.61	(0.96)	9.50	$219,833
2020	1.36	0.60	0.60	4.00	11.66	$243,793

CLASS R3 SHARES

2024	2.46	0.99	1.92	9.03	32.26	$2,579
2023	1.86	0.99	1.75	0.70	38.65	$2,821
2022	0.89	0.99	1.52	(9.50)	28.92	$3,471
2021	0.46	0.99	1.31	(1.41)	9.50	$7,601
2020	1.02	0.99	1.29	3.67	11.66	$9,222

CLASS R4 SHARES

2024	2.48	0.99	2.65	9.04	32.26	$1,035
2023	1.85	0.99	2.91	0.61	38.65	$931
2022	0.92	0.99	2.30	(9.51)	28.92	$1,146
2021	0.47	0.99	1.63	(1.34)	9.50	$2,011
2020	1.01	0.99	1.60	3.60	11.66	$2,779

CLASS R5 SHARES

2024	2.79	0.67	2.24	9.47	32.26	$1,209
2023	2.16	0.67	2.01	0.94	38.65	$1,461
2022	1.30	0.67	1.64	(9.27)	28.92	$1,995
2021	0.80	0.67	1.56	(1.02)	9.50	$2,198
2020	1.27	0.67	2.12	3.93	11.66	$2,307

Annual Financial Statements  |  199

Financial Highlights

Limited Term Income Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(b)

2024	$12.39	0.47	0.76	1.23	(0.48)	—	—	(0.48)	$13.14
2023	$12.38	0.36	0.02	0.38	(0.37)	—	—	(0.37)	$12.39
2022	$13.83	0.21	(1.43)	(1.22)	(0.23)	—	—	(0.23)	$12.38
2021	$14.14	0.16	(0.11)	0.05	(0.19)	(0.17)	—	(0.36)	$13.83
2020	$13.61	0.27	0.64	0.91	(0.28)	(0.10)	—	(0.38)	$14.14

CLASS C SHARES

2024	$12.37	0.44	0.75	1.19	(0.44)	—	—	(0.44)	$13.12
2023	$12.36	0.33	0.02	0.35	(0.34)	—	—	(0.34)	$12.37
2022	$13.81	0.18	(1.43)	(1.25)	(0.20)	—	—	(0.20)	$12.36
2021	$14.12	0.13	(0.11)	0.02	(0.16)	(0.17)	—	(0.33)	$13.81
2020	$13.59	0.24	0.64	0.88	(0.25)	(0.10)	—	(0.35)	$14.12

CLASS C2 SHARES

2024	$12.37	0.41	0.76	1.17	(0.42)	—	—	(0.42)	$13.12
2023	$12.36	0.30	0.02	0.32	(0.31)	—	—	(0.31)	$12.37
2022	$13.81	0.15	(1.43)	(1.28)	(0.17)	—	—	(0.17)	$12.36
2021(c)	$14.12	0.09	(0.11)	(0.02)	(0.12)	(0.17)	—	(0.29)	$13.81

CLASS I SHARES

2024	$12.39	0.51	0.75	1.26	(0.51)	—	—	(0.51)	$13.14
2023	$12.38	0.40	0.02	0.42	(0.41)	—	—	(0.41)	$12.39
2022	$13.84	0.25	(1.44)	(1.19)	(0.27)	—	—	(0.27)	$12.38
2021	$14.15	0.20	(0.11)	0.09	(0.23)	(0.17)	—	(0.40)	$13.84
2020	$13.62	0.30	0.65	0.95	(0.32)	(0.10)	—	(0.42)	$14.15

CLASS R3 SHARES

2024	$12.40	0.44	0.76	1.20	(0.45)	—	—	(0.45)	$13.15
2023	$12.38	0.33	0.03	0.36	(0.34)	—	—	(0.34)	$12.40
2022	$13.84	0.18	(1.44)	(1.26)	(0.20)	—	—	(0.20)	$12.38
2021	$14.15	0.13	(0.11)	0.02	(0.16)	(0.17)	—	(0.33)	$13.84
2020	$13.63	0.24	0.63	0.87	(0.25)	(0.10)	—	(0.35)	$14.15

CLASS R4 SHARES

2024	$12.38	0.44	0.77	1.21	(0.45)	—	—	(0.45)	$13.14
2023	$12.37	0.34	0.01	0.35	(0.34)	—	—	(0.34)	$12.38
2022	$13.83	0.20	(1.46)	(1.26)	(0.20)	—	—	(0.20)	$12.37
2021	$14.14	0.13	(0.11)	0.02	(0.16)	(0.17)	—	(0.33)	$13.83
2020	$13.61	0.24	0.64	0.88	(0.25)	(0.10)	—	(0.35)	$14.14

CLASS R5 SHARES

2024	$12.39	0.51	0.75	1.26	(0.51)	—	—	(0.51)	$13.14
2023	$12.37	0.40	0.02	0.42	(0.40)	—	—	(0.40)	$12.39
2022	$13.83	0.25	(1.44)	(1.19)	(0.27)	—	—	(0.27)	$12.37
2021	$14.14	0.20	(0.11)	0.09	(0.23)	(0.17)	—	(0.40)	$13.83
2020	$13.61	0.31	0.64	0.95	(0.32)	(0.10)	—	(0.42)	$14.14

CLASS R6 SHARES

2024	$12.41	0.52	0.76	1.28	(0.52)	—	—	(0.52)	$13.17
2023	$12.40	0.41	0.01	0.42	(0.41)	—	—	(0.41)	$12.41
2022	$13.86	0.26	(1.44)	(1.18)	(0.28)	—	—	(0.28)	$12.40
2021	$14.17	0.21	(0.11)	0.10	(0.24)	(0.17)	—	(0.41)	$13.86
2020	$13.64	0.32	0.64	0.96	(0.33)	(0.10)	—	(0.43)	$14.17

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
(c)	Effective date of this class of shares was October 1, 2020.
(d)	The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is (8.70)%.
(e)	The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is 0.61%.
(f)	The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is 6.47%.
+	Based on weighted average shares outstanding.

See notes to financial statements.

200  |  Annual Financial Statements

Financial Highlights, Continued

Limited Term Income Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)	EXPENSES, AFTER EXPENSE REDUCTIONS (%)	EXPENSES, BEFORE EXPENSE REDUCTIONS (%)	TOTAL RETURN (%)(a)		PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(b)

2024	3.71	0.76	0.76	10.08		59.42	$480,422
2023	2.90	0.78	0.78	3.06		37.65	$533,551
2022	1.58	0.77	0.77	(8.89)		46.77	$598,675
2021	1.17	0.77	0.77	0.33		33.37	$818,846
2020	1.94	0.77	0.77	6.78		53.84	$768,798

CLASS C SHARES

2024	3.45	1.01	1.01	9.82		59.42	$106,222
2023	2.64	1.01	1.01	2.83		37.65	$140,716
2022	1.33	0.99	0.99	(9.11)		46.77	$221,057
2021	0.94	0.99	0.99	0.11		33.37	$360,840
2020	1.72	1.00	1.00	6.55		53.84	$412,659

CLASS C2 SHARES

2024	3.23	1.24	1.42	9.57		59.42	$5,160
2023	2.43	1.24	1.44	2.59		37.65	$6,733
2022	1.10	1.24	1.30	(9.33)		46.77	$9,615
2021(c)	0.65	1.24	1.32	(0.17)		33.37	$12,902

CLASS I SHARES

2024	3.99	0.49	0.52	10.38		59.42	$5,543,890
2023	3.18	0.49	0.54	3.36		37.65	$5,769,043
2022	1.86	0.49	0.51	(8.63	)(d)	46.77	$6,890,513
2021	1.44	0.49	0.50	0.53	(e)	33.37	$8,840,331
2020	2.21	0.49	0.51	7.08		53.84	$6,999,911

CLASS R3 SHARES

2024	3.48	0.99	1.08	9.83		59.42	$35,717
2023	2.66	0.99	1.06	2.93		37.65	$37,395
2022	1.39	0.99	1.04	(9.16)		46.77	$49,513
2021	0.94	0.99	1.02	0.11		33.37	$51,825
2020	1.75	0.99	1.02	6.54	(f)	53.84	$61,041

CLASS R4 SHARES

2024	3.46	0.99	1.21	9.92		59.42	$16,303
2023	2.71	0.99	1.15	2.84		37.65	$18,774
2022	1.51	0.99	1.24	(9.16)		46.77	$17,988
2021	0.94	0.99	1.19	0.11		33.37	$10,777
2020	1.74	0.99	1.32	6.55		53.84	$6,413

CLASS R5 SHARES

2024	3.98	0.49	0.66	10.38		59.42	$70,839
2023	3.15	0.49	0.74	3.44		37.65	$70,594
2022	1.88	0.49	0.71	(8.71)		46.77	$111,149
2021	1.44	0.49	0.69	0.61		33.37	$134,974
2020	2.24	0.49	0.64	7.08		53.84	$149,322

CLASS R6 SHARES

2024	4.07	0.42	0.47	10.53		59.42	$171,607
2023	3.25	0.42	0.46	3.43		37.65	$157,354
2022	2.00	0.42	0.45	(8.62)		46.77	$180,359
2021	1.51	0.42	0.43	0.68		33.37	$127,763
2020	2.31	0.42	0.46	7.15		53.84	$98,639

Annual Financial Statements  |  201

Financial Highlights

Core Plus Bond Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF YEAR	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF YEAR

CLASS A SHARES(b)(c)

2024	$10.00	0.50	0.72	1.22	(0.49)	—	—	(0.49)	$10.73

CLASS C SHARES(b)

2024	$10.00	0.44	0.72	1.16	(0.42)	—	—	(0.42)	$10.74

CLASS I SHARES(b)

2024	$10.00	0.54	0.72	1.26	(0.52)	—	—	(0.52)	$10.74

CLASS R3 SHARES(b)

2024	$10.00	0.47	0.73	1.20	(0.47)	—	—	(0.47)	$10.73

CLASS R4 SHARES(b)

2024	$10.00	0.49	0.73	1.22	(0.49)	—	—	(0.49)	$10.73

CLASS R5 SHARES(b)

2024	$10.00	0.52	0.73	1.25	(0.52)	—	—	(0.52)	$10.73

CLASS R6 SHARES(b)

2024	$10.00	0.54	0.71	1.25	(0.52)	—	—	(0.52)	$10.73

(a)	Not annualized for periods less than one year.
(b)	The Fund commenced operations on October 2, 2023.
(c)	Sales loads are not reflected in computing total return.
(d)	Annualized.
(e)	The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is 12.91%
+	Based on weighted average shares outstanding.

See notes to financial statements.

202  |  Annual Financial Statements

Financial Highlights, Continued

Core Plus Bond Fund

	RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)		EXPENSES, AFTER EXPENSE REDUCTIONS (%)		EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(a)		PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF YEAR (THOUSANDS)

CLASS A SHARES(b)(c)

2024	4.80	(d)	0.75	(d)	10.92	(d)	12.50		73.32	$272

CLASS C SHARES(b)

2024	4.21	(d)	1.50	(d)	3.45	(d)	11.78		73.32	$819

CLASS I SHARES(b)

2024	5.23	(d)	0.46	(d)	1.11	(d)	12.80	(e)	73.32	$163,388

CLASS R3 SHARES(b)

2024	4.54	(d)	1.00	(d)	6.60	(d)	12.23		73.32	$112

CLASS R4 SHARES(b)

2024	4.78	(d)	0.75	(d)	4.65	(d)	12.51		73.32	$113

CLASS R5 SHARES(b)

2024	5.04	(d)	0.50	(d)	6.09	(d)	12.79		73.32	$113

CLASS R6 SHARES(b)

2024	5.26	(d)	0.49	(d)	2.23	(d)	12.82		73.32	$658

Annual Financial Statements  |  203

Financial Highlights

Strategic Income Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS A SHARES(c)

2024	$11.02	0.52	0.65	1.17	(0.52)	—	—	(0.52)	$11.67
2023	$10.99	0.45	0.03	0.48	(0.45)	—	—	(0.45)	$11.02
2022	$12.41	0.36	(1.38)	(1.02)	(0.37)	(0.03)	—	(0.40)	$10.99
2021	$12.24	0.43	0.21	0.64	(0.47)	—	—	(0.47)	$12.41
2020	$11.92	0.40	0.31	0.71	(0.39)	—	—	(0.39)	$12.24

CLASS C SHARES

2024	$11.00	0.44	0.64	1.08	(0.43)	—	—	(0.43)	$11.65
2023	$10.97	0.37	0.03	0.40	(0.37)	—	—	(0.37)	$11.00
2022	$12.39	0.27	(1.38)	(1.11)	(0.28)	(0.03)	—	(0.31)	$10.97
2021	$12.22	0.33	0.21	0.54	(0.37)	—	—	(0.37)	$12.39
2020	$11.90	0.31	0.31	0.62	(0.30)	—	—	(0.30)	$12.22

CLASS I SHARES

2024	$11.00	0.56	0.65	1.21	(0.56)	—	—	(0.56)	$11.65
2023	$10.96	0.49	0.04	0.53	(0.49)	—	—	(0.49)	$11.00
2022	$12.38	0.40	(1.38)	(0.98)	(0.41)	(0.03)	—	(0.44)	$10.96
2021	$12.20	0.47	0.22	0.69	(0.51)	—	—	(0.51)	$12.38
2020	$11.89	0.44	0.30	0.74	(0.43)	—	—	(0.43)	$12.20

CLASS R3 SHARES

2024	$11.01	0.49	0.64	1.13	(0.48)	—	—	(0.48)	$11.66
2023	$10.98	0.42	0.03	0.45	(0.42)	—	—	(0.42)	$11.01
2022	$12.40	0.33	(1.38)	(1.05)	(0.34)	(0.03)	—	(0.37)	$10.98
2021	$12.22	0.40	0.21	0.61	(0.43)	—	—	(0.43)	$12.40
2020	$11.91	0.35	0.31	0.66	(0.35)	—	—	(0.35)	$12.22

CLASS R4 SHARES

2024	$11.01	0.49	0.64	1.13	(0.48)	—	—	(0.48)	$11.66
2023	$10.97	0.42	0.04	0.46	(0.42)	—	—	(0.42)	$11.01
2022	$12.39	0.32	(1.37)	(1.05)	(0.34)	(0.03)	—	(0.37)	$10.97
2021	$12.22	0.40	0.20	0.60	(0.43)	—	—	(0.43)	$12.39
2020	$11.90	0.36	0.31	0.67	(0.35)	—	—	(0.35)	$12.22

CLASS R5 SHARES

2024	$11.00	0.56	0.65	1.21	(0.56)	—	—	(0.56)	$11.65
2023	$10.96	0.50	0.03	0.53	(0.49)	—	—	(0.49)	$11.00
2022	$12.39	0.40	(1.39)	(0.99)	(0.41)	(0.03)	—	(0.44)	$10.96
2021	$12.21	0.47	0.22	0.69	(0.51)	—	—	(0.51)	$12.39
2020	$11.89	0.45	0.30	0.75	(0.43)	—	—	(0.43)	$12.21

CLASS R6 SHARES

2024	$11.03	0.58	0.64	1.22	(0.57)	—	—	(0.57)	$11.68
2023	$10.99	0.50	0.04	0.54	(0.50)	—	—	(0.50)	$11.03
2022	$12.42	0.41	(1.39)	(0.98)	(0.42)	(0.03)	—	(0.45)	$10.99
2021	$12.24	0.48	0.22	0.70	(0.52)	—	—	(0.52)	$12.42
2020	$11.93	0.45	0.30	0.75	(0.44)	—	—	(0.44)	$12.24

(a)	Net investment income (loss) includes income from foreign withholding tax claims adjusted for IRS compliance fees and/or tax reclaim collection fees. Without these proceeds, the Net Investment Income (Loss) ratios would have been as follows:

	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6
2024	4.61%	3.86%	4.99%	4.36%	4.35%	4.98%	5.08%
2021	3.48%	2.71%	3.81%	3.19%	3.21%	3.84%	3.89%

(b)	Not annualized for periods less than one year.
(c)	Sales loads are not reflected in computing total return.
(d)	The total return based on the NAV which reflects adjustments in accordance with U.S. GAAP is 6.46% for 2020.
+	Based on weighted average shares outstanding.

See notes to financial statements.

204  |  Annual Financial Statements

Financial Highlights, Continued

Strategic Income Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)(a)	EXPENSES, AFTER EXPENSE REDUCTIONS (%)	EXPENSES, BEFORE EXPENSE REDUCTIONS (%)	TOTAL RETURN (%)(b)	PORTFOLIO TURNOVER RATE (%)(b)	NET ASSETS AT END OF PERIOD (THOUSANDS)

CLASS A SHARES(c)

2024	4.61	0.97	1.00	10.81	60.47	$294,970
2023	4.00	1.02	1.07	4.39	22.34	$271,826
2022	3.03	0.99	1.06	(8.37)	27.19	$321,614
2021	3.48	0.95	1.05	5.30	28.55	$376,252
2020	3.35	0.96	1.13	6.07	58.91	$249,520

CLASS C SHARES

2024	3.86	1.72	1.75	10.02	60.47	$101,094
2023	3.31	1.72	1.77	3.69	22.34	$93,062
2022	2.29	1.72	1.79	(9.08)	27.19	$80,326
2021	2.71	1.73	1.83	4.49	28.55	$100,385
2020	2.57	1.70	1.88	5.30	58.91	$103,302

CLASS I SHARES

2024	4.99	0.60	0.74	11.24	60.47	$8,778,651
2023	4.44	0.60	0.77	4.90	22.34	$6,427,625
2022	3.45	0.60	0.77	(8.07)	27.19	$4,180,742
2021	3.81	0.60	0.81	5.74	28.55	$3,255,002
2020	3.73	0.60	0.88	6.39	58.91	$1,758,843

CLASS R3 SHARES

2024	4.36	1.25	3.37	10.52	60.47	$1,130
2023	3.78	1.25	4.49	4.15	22.34	$670
2022	2.77	1.25	3.96	(8.64)	27.19	$641
2021	3.20	1.25	3.16	5.06	28.55	$837
2020	2.96	1.25	2.53	5.70	58.91	$1,105

CLASS R4 SHARES

2024	4.35	1.25	2.07	10.52	60.47	$2,430
2023	3.81	1.25	2.10	4.24	22.34	$2,806
2022	2.76	1.25	2.44	(8.65)	27.19	$2,044
2021	3.21	1.25	2.28	4.98	28.55	$2,139
2020	3.06	1.25	2.70	5.79	58.91	$1,633

CLASS R5 SHARES

2024	4.98	0.60	0.87	11.24	60.47	$91,965
2023	4.46	0.60	0.88	4.90	22.34	$62,908
2022	3.38	0.60	0.96	(8.14)	27.19	$40,507
2021	3.84	0.60	0.92	5.74	28.55	$64,449
2020	3.78	0.60	1.00	6.48	58.91	$43,715

CLASS R6 SHARES

2024	5.08	0.53	0.69	11.30	60.47	$183,956
2023	4.52	0.53	0.70	4.97	22.34	$138,108
2022	3.53	0.53	0.72	(8.05)	27.19	$109,349
2021	3.89	0.53	0.75	5.81	28.55	$77,415
2020	3.77	0.53	0.88	6.55 (d)	58.91	$39,115

Annual Financial Statements  |  205

Report of Independent Registered Public Accounting Firm

Thornburg Taxable Fixed Income Funds

To the Board of Trustees of Thornburg Investment Trust and Shareholders of each of the five funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting Thornburg Investment Trust, hereafter collectively referred to as the "Funds") as of September 30, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of September 30, 2024, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Fund

Thornburg Ultra Short Income Fund (1)

Thornburg Limited Term U.S. Government Fund (1)

Thornburg Limited Term Income Fund (1)

Thornburg Core Plus Bond Fund (2)

Thornburg Strategic Income Fund (1)

(1) Statement of operations for the year ended September 30, 2024, and statements of changes in net assets for year ended September 30, 2024, and September 30, 2023

(2) Statement of operations and statement of changes in net assets for the period October 2, 2023 (commencement of operations) through September 30, 2024

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, agent banks, transfer agent and brokers; when replies were not received from brokers we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

November 14, 2024

We have served as the auditor of one or more investment companies in Thornburg Investment Trust since 1999.

206  |  Annual Financial Statements

Tax Information

September 30, 2024

For the tax year ended September 30, 2024, taxable ordinary income dividends paid by the Funds for federal income tax purposes are as follows:

TAXABLE ORDINARY
Ultra Short Income Fund	$ 14,906,668
Limited Term U.S. Government Fund	4,449,267
Limited Term Income Fund	256,488,888
Core Plus Bond Fund	3,917,407
Strategic Income Fund	401,682,232

For the tax year ended September 30, 2024, the dividend ratio (or the maximum allowed) paid from tax basis net ordinary income as qualifying for the reduced rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003 and the ordinary income distributions ratio (or the maximum allowed) paid as qualified for the corporate dividend received deduction are as follows:

	QUALIFIED	DIVIDENDS
	DIVIDEND INCOME	RECEIVED DEDUCTION
Limited Term Income Fund	0.10%	—%
Strategic Income Fund	0.11	0.06

The information and the distributions reported herein may differ from information and distributions reported to the shareholders for the calendar year ending December 31, 2024. Complete information will be reported in conjunction with your 2024 Form 1099.

Annual Financial Statements  |  207

Schedule of Investments

Thornburg Short Duration Municipal Fund  |  September 30, 2024

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE

	LONG-TERM MUNICIPAL BONDS — 97.6%

	ALABAMA — 2.2%
[a]	Chatom (PowerSouth Energy Cooperative; SPA National Rural Utilities Cooperative Finance) IDB, Series A, 3.85% due 8/1/2037 (put 2/1/2025)	$1,500,000	$1,593,018
[a]	City of Mobile Alabama (Alabama Power Co.) IDB, Series C, 3.78% due 6/1/2034 (put 6/16/2026)	1,000,000	1,009,845
	ARIZONA — 2.2%
[a]	Arizona (Banner Health Obligated Group) HFA, Series B, 3.40% (MUNIPSA + 0.25%) due 1/1/2046 (pre-refunded 11/4/2025)	155,000	155,049
[a]	Arizona (Gunsmoke Ranch Apartments LP) IDA, 5.00% due 3/1/2058 (put 11/1/2026)	1,500,000	1,560,952
	Arizona HFA,
	Series B,
[a]	3.40% (MUNIPSA + 0.25%) due 1/1/2046 (pre-refunded 11/4/2025)	35,000	34,843
[a]	3.40% (MUNIPSA + 0.25%) due 1/1/2046 (put 11/4/2026)	810,000	808,920
	CALIFORNIA — 4.7%
	California (PIH Health, Inc. Obligated Group) HFFA, Series A, 5.00% due 6/1/2027	365,000	385,135
[a]	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT, 3.95% due 10/1/2045 (put 12/2/2024)	2,000,000	1,999,086
[a,b]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, 4.05% due 7/1/2043 (put 2/18/2025)	1,000,000	988,602
	City of Stockton Redevelopment Successor Agency (Redevelopment of Midtown, North & South Stockton & Waterfront Areas) (AGM), Series A, 5.00% due 9/1/2027	1,000,000	1,039,059
	Tulare Public Financing Authority (BAM), 5.00% due 4/1/2027 - 4/1/2028	1,055,000	1,089,686
	COLORADO — 0.9%
[a]	Adams County Housing Authority (647 Oat LLLP), 4.50% due 5/1/2042 (put 5/1/2026)	1,000,000	1,016,278
	FLORIDA — 7.0%
[a]	Broward County Housing Finance Authority (Pinnacle 441 Phase 2 LLC), 4.05% due 9/1/2056 (put 3/1/2026)	500,000	506,188
	City of Orlando (Senior Tourist Development) (AGM), Series A, 5.00% due 11/1/2025	1,000,000	1,023,863
	City of Tampa (State of Florida Cigarette Tax Revenue), Series A, 5.00% due 9/1/2026	300,000	312,733
	County of Manatee (Public Utilities System Improvements), 5.00% due 10/1/2026	370,000	373,937
[a]	Florida Housing Finance Corp. (GNMA), Series B, 3.35% due 10/1/2027 (put 10/1/2026)	1,000,000	1,005,656
[a]	Florida Housing Finance Corp. (Hampton Point Preservation Ltd.), Series E, 5.00% due 5/1/2026 (put 5/1/2025)	1,000,000	1,011,114
[a]	Miami-Dade County Housing Finance Authority (Fairfield Miami Gardens LP), Series B, 4.05% due 9/1/2026 (put 9/1/2025)	1,000,000	1,007,774
[a]	Miami-Dade County Housing Finance Authority (Quail Roost Transit Village I Ltd.) (HUD), 5.00% due 9/1/2026 (put 9/1/2025)	1,000,000	1,018,068
[a]	Miami-Dade County Housing Finance Authority (St. Mary Towers Apartments LLLP) (HUD), 3.40% due 4/1/2041 (put 10/1/2026)	1,000,000	1,001,269
	Northern Palm Beach County Improvement District (Unit of Development No. 2C) (BAM), 5.00% due 8/1/2028 - 8/1/2029	935,000	1,008,351
	GEORGIA — 2.7%
[a]	Bartow County Development Authority (Georgia Power Co.), 3.95% due 12/1/2032 (put 3/8/2028)	1,300,000	1,344,169
[a]	Development Authority of Burke County (Georgia Power Co.), Series REMK, 3.80% due 10/1/2032 (put 5/21/2026)	1,000,000	1,013,254
	Private Colleges & Universities Authority (Corp. of Mercer University), 5.00% due 10/1/2024 - 10/1/2026	870,000	888,020
	HAWAII — 0.9%
[a]	City & County of Honolulu (Komohale Maunakea Venture LP) (HUD), 5.00% due 6/1/2027 (put 6/1/2026)	1,000,000	1,031,351
	ILLINOIS — 8.0%
	Chicago Park District GO, Series A, 5.00% due 1/1/2027	825,000	845,244
[a]	City of Chicago (New City Redevelopment LP), 3.50% due 8/1/2027 (put 8/1/2026)	1,270,000	1,278,473
	City of Chicago (Water System), 5.00% due 11/1/2027	560,000	583,769
[a]	City of Chicago Heights (Olympic Village LLC) (FHA, GNMA, HUD), 2.875% due 8/1/2027 (put 8/1/2025)	1,000,000	995,921
	City of Chicago Waterworks Revenue, 5.00% due 11/1/2029	385,000	398,550
	Clinton Bond Fayette Etc Counties Community College District No. 501 Kaskaskia (AGM) GO, 5.00% due 12/1/2027	220,000	233,752
	Greene Jersey & Macoupin Counties Community Unit School District No. 9 Southwest (BAM) GO, 5.00% due 12/1/2029	350,000	382,070
[a]	Illinois (South Shore IL Preservation LP) (FHA, HUD) HDA, 4.00% due 6/1/2026 (put 6/1/2025)	550,000	553,637
	Illinois Finance Authority (Ascension Health Credit Group), Series C, 5.00% due 2/15/2029	275,000	287,788
	Metropolitan Pier & Exposition Authority, Series A, 5.00% due 12/15/2028	440,000	468,135
	Southern Illinois University (BAM), Series A, 5.00% due 4/1/2026	320,000	328,687
	State of Illinois (State Facilities Improvements) GO, Series D, 5.00% due 11/1/2024	1,000,000	1,001,433
	State of Illinois GO, Series B, 5.00% due 3/1/2025 - 9/1/2027	1,995,000	2,080,001
	INDIANA — 5.1%
	City of Rockport (AEP Generating Co.; Guaranty: American Electric Power Co.), Series A, 3.125% due 7/1/2025	1,000,000	995,907
[a]	Indiana Finance Authority (Republic Services, Inc.) AMT, Series A, 3.95% due 5/1/2028 (put 12/2/2024)	2,500,000	2,487,135
[c]	North Lawrence Community Schools Building Corp. (North Lawrence Community School Improvement Corp.) (State Intercept), 5.00% due 1/15/2029 - 7/15/2029	910,000	980,152
	Warsaw Community Schools (State Intercept) GO, 5.00% due 1/15/2025	500,000	502,988
	Westfield-Washington Schools (State Intercept) GO, Series C, 6.00% due 7/15/2025 - 1/15/2026	1,010,000	1,043,126
	IOWA — 2.6%
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	3,000,000	3,071,142

208 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Short Duration Municipal Fund  |  September 30, 2024

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE

	KENTUCKY — 2.0%
	County of Boone (Duke Energy Kentucky, Inc.), Series A, 3.70% due 8/1/2027	$1,000,000	$1,001,383
	Kentucky (Norton Healthcare Obligated Group) (NPFG) EDFA, Series B, Zero Coupon due 10/1/2025	125,000	121,636
[a]	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group), Series C-1, 4.00% due 12/1/2049 (put 6/1/2025)	1,230,000	1,234,615
	LOUISIANA — 4.8%
	City of Shreveport (AGM) GO, Series A, 5.00% due 3/1/2025 - 3/1/2026	1,000,000	1,016,186
[a]	Louisiana Offshore Terminal Authority (Loop LLC), Series A-R, 4.20% due 9/1/2033 (put 9/1/2028)	1,000,000	1,030,000
[a]	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), Series B, 5.00% due 5/15/2050 (put 5/15/2025)	1,065,000	1,075,938
	Plaquemines Port Harbor & Terminal District (International Marine Terminals Partnership; LOC Wells Fargo Bank NA), Series A, 4.00% due 3/15/2025 (put 3/15/2024)	1,500,000	1,509,124
[a]	State of Louisiana Gasoline & Fuels Tax Revenue, Series A, 3.888% (SOFR + 0.50%) due 5/1/2043 (put 5/1/2026)	975,000	977,439
	MASSACHUSETTS — 2.1%
[a,b]	Massachusetts (Mass General Brigham, Inc.) DFA, Series T-1, 3.75% (MUNIPSA + 0.60%) due 7/1/2049 (put 1/29/2026)	2,500,000	2,502,953
	MICHIGAN — 0.8%
[a,c]	Michigan Strategic Fund (Consumers Energy Co.) AMT, 3.35% due 10/1/2049 (put 10/1/2027)	1,000,000	1,000,630
	MINNESOTA — 0.8%
[a]	City of Mounds View Multifamily Housing Revenue (Sherman Forbes Project) (HUD), Series A, 4.05% due 11/1/2026 (put 11/1/2024)	1,000,000	1,000,380
	MONTANA — 0.9%
	City of Forsyth (NorthWestern Corp.), 3.875% due 7/1/2028	1,000,000	1,026,654
	NEBRASKA — 2.2%
[a]	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.), Series 1, 5.00% due 5/1/2053 (put 10/1/2029)	1,000,000	1,065,110
[a]	Central Plains Energy Project (Guaranty: Royal Bank of Canada), 4.00% due 12/1/2049 (put 8/1/2025)	1,000,000	1,005,240
	Gretna Public Schools GO, Series B, 5.00% due 12/15/2027	500,000	512,847
	NEVADA — 2.2%
[a]	County of Clark (Nevada Power Co.), 3.75% due 1/1/2036 (put 3/31/2026)	1,000,000	1,002,896
[a]	Nevada Housing Division (Fairfield Woodcreek LLC) (FHA), 5.00% due 12/1/2025 (put 12/1/2024)	1,000,000	1,003,378
	Reno-Tahoe Airport Authority AMT, Series A, 5.00% due 7/1/2029	500,000	535,314
	NEW JERSEY — 0.9%
	Jersey City Municipal Utilities Authority Sewer Fund, Series B, 5.00% due 5/1/2025	1,000,000	1,010,523
	NEW MEXICO — 1.2%
[a]	City of Farmington (Public Service Co. of New Mexico), Series B, 3.875% due 6/1/2040 (put 6/1/2029)	1,000,000	1,030,918
	City of Santa Fe Gasoline Tax GRT, 5.00% due 6/1/2025	380,000	385,914
	NEW YORK — 3.4%
[a]	Metropolitan Transportation Authority (Green Bond), Series A-1, 5.00% due 11/15/2048 (put 11/15/2024)	500,000	501,271
[a]	New York City Housing Development Corp. (FHA) (Green Bond), Series F-2A, 3.40% due 11/1/2062 (put 12/22/2026)	1,100,000	1,099,436
[a]	Rockland County (Rockland Gardens Housing Partners LP) (FHA, HUD) IDA, 4.65% due 5/1/2027 (put 5/1/2025)	1,600,000	1,601,360
[a]	Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue), Series B2, 5.00% due 5/15/2050 (put 5/15/2026)	500,000	515,940
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2027	270,000	277,273
	NORTH CAROLINA — 0.9%
[a,c]	North Carolina Housing Finance Agency (FHLMC, FNMA, GNMA), Series 56, 3.375% due 7/1/2048 (put 7/15/2025)	450,000	450,000
	North Carolina Medical Care Commission (United Methodist Retirement Homes Inc Obligated Group),
	Series 2024B-1, 4.25% due 10/1/2028	150,000	150,296
	Series 2024B-2, 3.75% due 10/1/2028	500,000	493,190
	OHIO — 2.3%
	Akron, Bath & Copley Joint Township Hospital District (Summa Health System Obligated Group), 5.00% due 11/15/2027	180,000	190,624
	City of Elyria GO, 4.625% due 6/26/2025	1,250,000	1,264,326
	Northeast Ohio Medical University (BAM), 5.00% due 12/1/2029	260,000	283,387
[c]	Ohio Air Quality Development Authority (American Electric Power Co., Inc.) AMT, Series A, 3.75% due 1/1/2029	1,000,000	1,001,249
	OKLAHOMA — 2.6%
	Canadian County Educational Facilities Authority (Mustang Public Schools Project) ISD, 5.00% due 9/1/2027	1,000,000	1,038,941
	Chouteau Educational Facilities Authority (Mayes County ISD No. 32 Chouteau-Mazie), 4.00% due 9/1/2028	975,000	985,197
	Cushing Educational Facilities Authority (Payne County No. 67 Cushing) ISD, 5.00% due 9/1/2028	500,000	537,428
	Muskogee Industrial Trust (Muskogee County No. 20) ISD, 5.00% due 9/1/2027	475,000	494,685
	PENNSYLVANIA — 5.6%
	Allegheny County Hospital Development Authority (UPMC Obligated Group), Series A, 5.00% due 7/15/2025	1,500,000	1,526,029
[a]	Bethlehem Area School District Authority (State Aid Withholding), Series B, 3.586% (SOFR + 0.35%) due 7/1/2031 (put 11/1/2025)	1,745,000	1,727,615
[a]	Montgomery County (Constellation Energy Generation LLC) IDA, Series A, 4.10% due 4/1/2053 (put 4/3/2028)	1,140,000	1,174,478
	Northeastern Pennsylvania Hospital & Education Authority (King’s College), 5.00% due 5/1/2026	485,000	493,314
	Pennsylvania (UPMC Obligated Group) EDFA, 5.00% due 3/15/2026	220,000	227,185

See notes to financial statements.	Annual Financial Statements | 209

Schedule of Investments, Continued

Thornburg Short Duration Municipal Fund  |  September 30, 2024

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE

[a]	Pennsylvania (Waste Management, Inc.; Guaranty: Waste Management Holdings) EDFA AMT, Series A, 4.25% due 8/1/2038 (put 8/1/2025)	$1,000,000	$1,005,426
[a]	Pennsylvania Housing Finance Agency (Cambridge Community Partners LP) (HUD), Series B, 5.00% due 11/1/2026 (put 11/1/2025)	500,000	510,421
	TENNESSEE — 5.3%
	Johnson City Health & Educational Facilities Board (Ballad Health Obligated Group), Series A, 5.00% due 7/1/2025	1,100,000	1,114,336
[a]	Knox County Health Educational & Housing Facility Board (Gleason Partners LP) (HUD), 3.95% due 12/1/2027 (put 12/1/2025)	2,000,000	2,012,978
[a]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Northview Housing Development LP), Series B, 3.85% due 2/1/2045 (put 2/1/2025)	1,000,000	999,584
[a]	Tennergy Corp. (Guaranty: Royal Bank of Canada), Series A, 5.00% due 10/1/2054 (put 12/1/2029)	2,000,000	2,155,980
	TEXAS — 14.0%
[a]	Boerne School District (PSF-GTD) ISD GO, 3.125% due 2/1/2053 (put 2/1/2027)	995,000	1,009,447
[a]	Capital Area Housing Finance Corp. (LDG Redwood LP), 3.65% due 1/1/2041 (put 1/1/2026)	1,000,000	1,004,664
	City of Aubrey Jackson Ridge Public Improvement District (BAM), 5.00% due 9/1/2025	200,000	202,928
[a]	City of Dallas Housing Finance Corp. (Ash Creek Housing LLC) (FHA), 5.00% due 7/1/2026 (put 12/1/2025)	500,000	512,195
	City of Georgetown Utility System Revenue (BAM), 5.00% due 8/15/2025 - 8/15/2026	920,000	946,785
[a]	Dickinson (PSF-GTD) ISD GO, 3.50% due 8/1/2037 (put 8/1/2025)	1,000,000	1,006,007
[a]	Grand Parkway Transportation Corp., 5.00% due 10/1/2052 (put 4/1/2028)	1,000,000	1,065,443
	Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center), Series A, 5.00% due 5/15/2027	2,000,000	2,103,806
	Hays Consolidated (PSF-GTD) ISD GO, 5.00% due 8/15/2027	385,000	400,472
[a]	Houston Housing Finance Corp. (Cordova Apartments), 3.65% due 2/1/2048 (put 2/1/2028)	1,000,000	1,015,252
[a]	North East (PSF-GTD) ISD GO, 3.75% due 8/1/2049 (put 8/1/2027)	1,000,000	1,033,449
[a]	Northside (PSF-GTD) ISD GO, Series B, 3.45% due 8/1/2054 (put 8/1/2027)	1,000,000	1,025,652
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2025 - 12/15/2026	1,125,000	1,155,827
[a]	Texas State Affordable Housing Corp. (AHFC-FC Norman Housing LP), 3.625% due 1/1/2045 (put 1/1/2027)	1,000,000	1,010,484
[a]	Texas State Affordable Housing Corp. (Eden Court Senior Housing LP) (HUD), 5.00% due 4/1/2043 (put 4/1/2026)	1,000,000	1,018,837
[a]	Travis County Housing Finance Corp. (Austin Gateway Apartments LP), 4.125% due 6/1/2045 (put 6/1/2027)	2,000,000	2,022,444
	VIRGINIA — 2.9%
[a]	Halifax County (Virginia Electric & Power Co.) IDA, Series A, 3.80% due 12/1/2041 (put 5/28/2027)	1,500,000	1,542,194
[a]	Harrisonburg Redevelopment & Housing Authority (John Early Seniors Housing LP) (FHA), 4.00% due 12/1/2027 (put 12/1/2025)	910,000	921,817
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2025 - 1/1/2027	900,000	914,346
	WASHINGTON — 0.9%
[a]	Washington State Housing Finance Commission (Ardea Twg LLLP), 5.00% due 12/1/2043 (put 2/1/2027)	1,000,000	1,031,736
	WISCONSIN — 5.5%
	City of Watertown, 4.00% due 10/1/2025	1,000,000	1,004,926
	Peshtigo School District, 4.75% due 3/1/2027	1,000,000	1,010,462
	Public Finance Authority (National Senior Communities Obligated Group), 4.00% due 1/1/2025	605,000	604,880
	Public Finance Authority (Renown Regional Medical Center), Series A, 5.00% due 6/1/2027	350,000	365,913
	Public Finance Authority (United Methodist Retirement Homes, Inc. Obligated Group), Series A, 4.00% due 10/1/2025 - 10/1/2026	590,000	592,423
	Racine USD, Series B, 4.125% due 4/1/2025	1,500,000	1,501,476
[a]	Wisconsin Housing & EDA Housing Revenue (HUD), Series E, 3.875% due 11/1/2054 (put 5/1/2027)	1,000,000	1,008,835
[a]	Wisconsin Housing (Flats at Bishops Woods LP) EDA, Series F, 5.00% due 12/1/2027 (put 12/1/2026)	350,000	364,411
	TOTAL LONG-TERM MUNICIPAL BONDS — 97.6% (Cost $113,911,973)		115,022,268

	SHORT-TERM MUNICIPAL BONDS — 4.4%

	NEW YORK — 0.5%
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JP Morgan Chase Bank NA), Series E-4, 4.05% due 2/1/2045 (put 10/1/2024)	600,000	600,000
	TEXAS — 3.9%
[a]	Port of Port Arthur Navigation District (Motiva Enterprises LLC), 4.30% due 4/1/2040 (put 10/1/2024)	4,605,000	4,605,000
	TOTAL SHORT-TERM MUNICIPAL BONDS — 4.4% (Cost $5,205,000)		5,205,000

	TOTAL INVESTMENTS — 102.0% (Cost $119,116,973)		$120,227,268

	LIABILITIES NET OF OTHER ASSETS — (2.0)%		(2,345,568)

	NET ASSETS — 100.0%		$117,881,700

210 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Short Duration Municipal Fund  |  September 30, 2024

Footnote Legend

a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on September 30, 2024.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the aggregate value of these securities in the Fund’s portfolio was $3,491,555, representing 2.96% of the Fund’s net assets.

c	When-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.	HFFA	Health Facilities Financing Authority
AMT	Alternative Minimum Tax	HUD	Insured by Housing and Urban Development
BAM	Insured by Build America Mutual Insurance Co.	IDA	Industrial Development Authority/Agency
DFA	Development Finance Authority/Agency	IDB	Industrial Development Board
EDA	Economic Development Authority	ISD	Independent School District
EDFA	Economic Development Financing Authority	LOC	Letter of Credit
FHA	Insured by Federal Housing Administration	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.	NPFG	Insured by National Public Finance Guarantee Corp.
FNMA	Collateralized by Federal National Mortgage Association	PSF-GTD	Guaranteed by Permanent School Fund
GNMA	Collateralized by Government National Mortgage Association	SOFR	Secured Overnight Financing Rate
GO	General Obligation	SPA	Stand-by Purchase Agreement
GRT	Gross Receipts Tax	USD	Unified School District
HDA	Housing Development Authority
HFA	Health Facilities Authority

See notes to financial statements.	Annual Financial Statements | 211

Schedule of Investments

Thornburg Limited Term Municipal Fund  | September 30, 2024

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE

	LONG-TERM MUNICIPAL BONDS — 96.1%

	ALABAMA — 3.6%
	Alabama Special Care Facilities Financing Authority-Birmingham (Children’s Hospital of Alabama Obligated Group),
	4.00% due 6/1/2032	$905,000	$907,044
	5.00% due 6/1/2033	3,470,000	3,506,674
[a]	Black Belt Energy Gas District (Guaranty: Canadian Imperial Bank), Series E, 5.00% due 5/1/2053 (put 6/1/2028)	1,750,000	1,840,738
[a]	Black Belt Energy Gas District (Guaranty: Goldman Sachs Group, Inc.), Series F, 5.50% due 11/1/2053 (put 12/1/2028)	4,825,000	5,176,984
[a]	Black Belt Energy Gas District (Guaranty: Morgan Stanley Group), Series C-1, 5.25% due 2/1/2053 (put 6/1/2029)	13,240,000	14,254,237
	Black Belt Energy Gas District (Guaranty: Royal Bank of Canada),
	Series B,
	5.00% due 12/1/2030	1,750,000	1,903,289
[a]	5.25% due 12/1/2053 (put 12/1/2030)	4,000,000	4,404,080
[a]	Series D1, 4.00% due 7/1/2052 (put 6/1/2027)	14,500,000	14,720,255
	Chatom (Powersouth Energy Cooperative Projects) (AGM) IDB, 5.00% due 8/1/2025	425,000	432,649
[a]	Chatom (PowerSouth Energy Cooperative; SPA National Rural Utilities Cooperative Finance) IDB, Series A, 3.85% due 8/1/2037 (put 2/1/2025)	5,000,000	5,310,060
	City of Mobile Alabama (Alabama Power Co.) IDB,
[a]	Series A, 3.65% due 7/15/2034 (put 1/10/2025)	5,000,000	5,003,355
[a]	Series C, 3.78% due 6/1/2034 (put 6/16/2026)	2,000,000	2,019,690
	County of Jefferson, 5.00% due 9/15/2032 - 9/15/2034	5,875,000	6,155,903
[a]	Energy Southeast A Cooperative District (Guaranty: Morgan Stanley Group), Series B-1, 5.75% due 4/1/2054 (put 11/1/2031)	7,000,000	7,946,792
	Homewood Educational Building Authority (CHF - Horizons I LLC), Series A, 5.25% due 10/1/2034	260,000	290,612
[a,b]	Selma IDB, Series A, 3.45% due 11/1/2033 (put 10/1/2031)	4,525,000	4,545,200
[a]	Southeast Alabama Gas Supply District (Guaranty: Pacific Life Insurance Co.), Series A, 5.00% due 8/1/2054 (put 4/1/2032)	1,925,000	2,098,750
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Goldman Sachs Groups, Inc.), Series B-1, 5.00% due 5/1/2053 (put 8/1/2028)	5,000,000	5,280,770
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group), Series A-1, 5.50% due 1/1/2053 (put 12/1/2029)	3,500,000	3,811,570
	UAB Medicine Finance Authority (UAB Medicine Obligated Group), Series B2, 5.00% due 9/1/2030	560,000	588,566
	ARIZONA — 1.7%
[a]	Arizona (Banner Health Obligated Group) HFA, Series B, 3.40% (MUNIPSA + 0.25%) due 1/1/2046 (pre-refunded 11/4/2025)	630,000	630,198
[a]	Arizona (Gunsmoke Ranch Apartments LP) IDA, 5.00% due 3/1/2058 (put 11/1/2026)	2,500,000	2,601,588
[a]	Arizona (Ironwood Ranch Apartments LP) IDA, 5.00% due 2/1/2058 (put 9/1/2026)	3,200,000	3,317,718
	Arizona (Scottsdale Lincoln Hospitals) HFA, Series A, 5.00% due 12/1/2024	260,000	260,678
[a]	Arizona (TWG Glendale LP) IDA, 5.00% due 3/1/2045 (put 9/1/2026)	1,100,000	1,134,207
	Arizona HFA,
	Series B,
[a]	3.40% (MUNIPSA + 0.25%) due 1/1/2046 (pre-refunded 11/4/2025)	130,000	129,415
[a]	3.40% (MUNIPSA + 0.25%) due 1/1/2046 (put 11/4/2026)	3,240,000	3,235,681
[a]	Chandler (Intel Corp.) IDA, 3.80% due 12/1/2035 (put 6/15/2028)	7,500,000	7,679,490
	Maricopa County (Banner Health Obligated Group) IDA,
	Series A, 5.00% due 1/1/2031 - 1/1/2034	3,985,000	4,153,678
[a]	Series A-3, 5.00% due 1/1/2053 (put 11/1/2030)	12,960,000	14,375,789
	Salt River Project Agricultural Improvement & Power District, Series A, 4.00% due 12/1/2034	2,500,000	2,508,720
	Salt River Project Agricultural Improvement & Power District (Salt River Electric System), Series A, 5.00% due 1/1/2029	1,405,000	1,513,040
	CALIFORNIA — 3.5%
[a]	Bay Area Toll Authority (San Francisco Bay Area Toll Bridge), Series E, 3.56% (MUNIPSA + 0.41%) due 4/1/2056 (put 4/1/2028)	4,000,000	3,944,988
	California (PIH Health, Inc. Obligated Group) HFFA, Series A, 5.00% due 6/1/2028 - 6/1/2030	2,950,000	3,248,543
[a]	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	16,955,000	18,319,962
	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond),
[a]	Series B-1, 4.00% due 2/1/2052 (put 8/1/2031)	13,175,000	13,587,325
[a]	Series E-1, 5.00% due 2/1/2054 (put 3/1/2031)	14,980,000	16,278,167
	California Municipal Finance Authority (Biola University), 5.00% due 10/1/2024 - 10/1/2025	1,040,000	1,045,429
	California Municipal Finance Authority (CHF-Davis II LLC) (BAM), 5.00% due 5/15/2028	2,905,000	3,121,574
[a]	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT, 3.95% due 10/1/2045 (put 12/2/2024)	2,500,000	2,498,857
[a,c]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, 4.05% due 7/1/2043 (put 2/18/2025)	4,000,000	3,954,408
	California Statewide Communities Development Authority (CHF-Irvine LLC), Series A, 5.00% due 5/15/2027	500,000	525,976
[a]	California Statewide Communities Development Authority (Kaiser Foundation Hospitals), Series 2004-M-R, 5.00% due 4/1/2038 (put 11/1/2029)	3,250,000	3,636,409
	Lammersville Joint (BAM) USD, 5.00% due 9/1/2030	1,365,000	1,547,716
	Long Beach Bond Finance Authority (Guaranty: Merrill Lynch & Co.), Series A, 5.00% due 11/15/2024	2,000,000	2,003,516
[a]	Los Angeles County Development Authority (2111 Firestone LP) (HUD), Series E, 5.00% due 7/1/2043 (put 7/1/2026)	2,450,000	2,529,559
	Los Angeles Housing Authority (FNMA), Series A, 3.75% due 4/1/2034	2,000,000	2,029,612
	Santa Clara County Financing Authority, Series Q, 4.00% due 5/15/2032	1,000,000	1,010,046
	Semitropic Water Storage Improvement District (Irrigation Water System) (AGM), Series A, 5.00% due 12/1/2025	1,110,000	1,141,710

212 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund  |  September 30, 2024

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE

	State of California GO, 4.00% due 9/1/2034	$2,000,000	$2,032,026
	Temecula Valley Financing Authority (BAM) USD, 5.00% due 9/1/2027	2,220,000	2,239,092
	Tustin (Community Facilities) (BAM) USD, Series A, 5.00% due 9/1/2033	1,500,000	1,528,033
	COLORADO — 2.1%
[a]	Adams County Housing Authority (647 Oat LLLP), 4.50% due 5/1/2042 (put 5/1/2026)	3,500,000	3,556,973
	Colorado (AdventHealth Obligated Group) HFA,
[a]	Series A, 5.00% due 11/15/2059 (put 11/15/2031)	2,750,000	3,164,714
[a]	Series B, 5.00% due 11/15/2049 (put 11/19/2026)	7,000,000	7,324,233
[a]	Colorado (Adventhealth Obligation Group) HFA, Series A-2, 5.00% due 11/15/2057 (put 11/15/2033)	14,815,000	17,056,924
[a]	Colorado (Adventist Health System/Sunbelt Obligated Group) HFA, Series C, 5.00% due 11/15/2036 (put 11/15/2026)	1,460,000	1,527,281
	Colorado (CommonSpirit Health Obligated Group) HFA,
	5.00% due 11/1/2029 - 11/1/2032	4,550,000	5,113,129
	Series A-2, 5.00% due 8/1/2031	850,000	929,030
[a]	Series B-2, 5.00% due 8/1/2049 (put 8/1/2026)	5,475,000	5,650,759
[a]	Colorado (Intermountain Healthcare Obligated Group) HFA, Series B, 5.00% due 5/15/2062 (put 8/17/2026)	1,690,000	1,754,705
	Denver Convention Center Hotel Authority, 5.00% due 12/1/2028	1,000,000	1,030,953
	Regional Transportation District (Denver Transit Partners LLC), Series A, 5.00% due 1/15/2030 - 7/15/2032	3,430,000	3,749,265
	Sierra Ridge Metropolitan District No. 2 (AGM) GO, 4.00% due 12/1/2025	275,000	278,017
	CONNECTICUT — 2.5%
	City of New Haven (AGM) GO, Series B, 5.00% due 2/1/2028 - 2/1/2030	1,470,000	1,609,686
	City of New Haven (BAM) GO, 5.00% due 8/1/2032 - 8/1/2033	1,100,000	1,270,999
[a]	Connecticut Housing Finance Authority (Green Bond), Series D2, 3.85% due 11/15/2064 (put 5/15/2027)	8,500,000	8,527,013
	State of Connecticut (Various Capital Projects) GO, Series B, 5.00% due 5/15/2027	16,615,000	17,240,638
	State of Connecticut GO,
	Series B, 4.00% due 6/15/2034	1,000,000	1,005,300
	Series C, 5.00% due 6/15/2026 - 6/15/2028	10,705,000	11,439,482
	Series D, 4.00% due 8/15/2029	2,325,000	2,380,105
	Series E, 5.00% due 9/15/2028	2,560,000	2,811,456
	Series F, 5.00% due 11/15/2031	2,500,000	2,558,877
	State of Connecticut Special Tax Revenue (Transportation Infrastructure Purposes), Series A, 5.00% due 8/1/2033	1,000,000	1,014,899
	State of Connecticut Special Tax Revenue (Transportation Infrastructure Purposes) (BAM), Series A, 5.00% due 9/1/2031	11,600,000	12,056,588
	DELAWARE — 0.2%
	Delaware State (Beebe Medical Center, Inc.) HFA, 5.00% due 6/1/2031	1,200,000	1,264,908
	Delaware Transportation Authority, 5.00% due 9/1/2029	2,665,000	2,966,883
	DISTRICT OF COLUMBIA — 0.6%
[a]	District of Columbia Housing Finance Agency (Barry Farm Building 1A LLC), 5.00% due 12/1/2028 (put 12/1/2027)	3,750,000	3,962,325
[a]	District of Columbia Housing Finance Agency (Benning Corridor Titleholder LLC), 4.00% due 9/1/2040 (put 9/1/2025)	3,000,000	3,008,814
[a]	District of Columbia Housing Finance Agency (Cascade Park Community Partners II LLC), 3.55% due 8/1/2042 (put 8/1/2025)	2,000,000	2,004,510
[a]	District of Columbia Housing Finance Agency (ECD Edgewood Commons 5 LP) (FHA, HUD), 5.00% due 6/1/2027 (put 6/1/2026)	2,000,000	2,044,822
[a]	District of Columbia Housing Finance Agency (Wesley Hawaii LLC), 3.65% due 7/1/2028 (put 7/1/2027)	3,620,000	3,668,124
	FLORIDA — 4.2%
[a]	Broward County Housing Finance Authority (Pinnacle 441 Phase 2 LLC), 4.05% due 9/1/2056 (put 3/1/2026)	2,150,000	2,176,606
	Broward County School Board (Educational Facilities) COP, Series B, 5.00% due 7/1/2032	2,000,000	2,027,674
	Broward County School Board COP,
	Series A, 5.00% due 7/1/2029 - 7/1/2030	4,345,000	4,459,237
	Series B, 5.00% due 7/1/2029	1,005,000	1,019,731
	City of Jacksonville, Series B, 5.00% due 10/1/2029	1,350,000	1,407,140
	City of Orlando (Senior Tourist Development) (AGM), Series A, 5.00% due 11/1/2025	1,675,000	1,714,971
	County of Lee Airport Revenue, 5.00% due 10/1/2033	3,305,000	3,359,004
[b]	County of Lee Airport Revenue AMT, 5.00% due 10/1/2034	2,000,000	2,225,436
	County of Miami-Dade Aviation Revenue, Series A, 5.00% due 10/1/2032	500,000	561,073
[a]	County of Okeechobee (Waste Management, Inc.), Series A, 3.80% due 7/1/2039 (put 7/2/2029)	4,000,000	4,151,256
	Duval County Public Schools (AGM) COP, Series A, 5.00% due 7/1/2025 - 7/1/2033	11,390,000	12,116,470
	Florida Development Finance Corp. (Mater Academy Miami-Dade Osceola County Facilities Obligated Group), Series A, 5.00% due 6/15/2025 - 6/15/2027	770,000	792,216
[a]	Florida Housing Finance Corp. (GNMA), Series B, 3.35% due 10/1/2027 (put 10/1/2026)	1,250,000	1,257,070
[a]	Florida Housing Finance Corp. (Hampton Point Preservation Ltd.), Series E, 5.00% due 5/1/2026 (put 5/1/2025)	1,625,000	1,643,060
[a]	Florida Housing Finance Corp. (Vineland Family Apartments Ltd.), Series E, 3.80% due 6/1/2042 (put 6/1/2027)	5,250,000	5,301,886
	Florida Insurance Assistance Interlocal Agency, Inc., Series A-1, 5.00% due 9/1/2027 - 9/1/2028	11,000,000	11,448,065
	Greater Orlando Aviation Authority AMT, Series A, 4.00% due 10/1/2035	3,500,000	3,519,796
	Highlands County School Board (AGC) COP, 5.00% due 3/1/2032 - 3/1/2034	1,290,000	1,452,886
	Hillsborough County Aviation Authority AMT, Series B, 5.00% due 10/1/2034	4,115,000	4,600,875

See notes to financial statements.	Annual Financial Statements | 213

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund  |  September 30, 2024

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE

	JEA Electric System Revenue, Series III B, 5.00% due 10/1/2031	$2,110,000	$2,240,413
	Lee County (Shell Point Obligated Group) IDA, Series B-2, 4.375% due 11/15/2029	1,500,000	1,519,499
	Miami-Dade County Expressway Authority (Toll System), Series B, 5.00% due 7/1/2025	3,350,000	3,354,787
	Miami-Dade County Transit System, 4.00% due 7/1/2034	3,425,000	3,450,756
	Northern Palm Beach County Improvement District (Unit of Development No. 2C) (BAM), 5.00% due 8/1/2033 - 8/1/2034	1,045,000	1,176,402
	Orange County School Board COP, Series C, 5.00% due 8/1/2033 (pre-refunded 8/1/2026)	2,000,000	2,089,106
	Palm Beach County (Jupiter Medical Center Obligated Group) HFA, Series A, 5.00% due 11/1/2028 - 11/1/2031	1,415,000	1,508,893
	Palm Beach County School District COP, Series D, 5.00% due 8/1/2027 - 8/1/2031	3,300,000	3,353,521
[a]	Polk County Housing Finance Authority (Episcopal Catholic Apartments Owner LLLP) (HUD), 4.15% due 12/1/2040 (put 6/1/2026)	2,000,000	2,029,070
	School Board of Miami-Dade County COP,
	Series B, 5.00% due 8/1/2026	10,665,000	11,093,872
	Series C, 5.00% due 2/1/2033	5,220,000	5,338,645
	State of Florida GO, Series C, 4.00% due 6/1/2031	1,540,000	1,571,037
	Town of Davie (Nova Southeastern University, Inc.), 5.00% due 4/1/2032	400,000	426,730
	Volusia County Educational Facilities Authority (Embry-Riddle Aeronautical University, Inc.), Series B, 5.00% due 10/15/2024 - 10/15/2025	1,050,000	1,059,981
	GEORGIA — 7.3%
[a]	Bartow County Development Authority (Georgia Power Co.), 3.95% due 12/1/2032 (put 3/8/2028)	3,060,000	3,163,967
	Development Authority of Burke County (Georgia Power Co.),
	Series 1995, 2.20% due 10/1/2032	1,225,000	1,069,138
[a]	Series 2013, 3.375% due 11/1/2053 (put 3/12/2027)	3,000,000	3,032,502
[a]	Series REMK, 3.80% due 10/1/2032 (put 5/21/2026)	2,100,000	2,127,833
[a]	Development Authority of Monroe County (Georgia Power Co.), Series 1, 3.875% due 6/1/2042 (put 3/6/2026)	2,000,000	2,024,654
	Gwinnett County School District GO, 4.00% due 2/1/2032 - 2/1/2033	5,000,000	5,043,466
	Main Street Natural Gas, Inc. (Guaranty: Citigroup, Inc.),
[a]	Series A, 4.00% due 9/1/2052 (put 12/1/2029)	29,500,000	30,134,250
[a]	Series B, 5.00% due 12/1/2052 (put 6/1/2029)	755,000	802,784
[a]	Series C, 4.00% due 5/1/2052 (put 12/1/2028)	5,160,000	5,265,006
[a]	Series D, 5.00% due 5/1/2054 (put 12/1/2030)	47,520,000	51,222,283
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2028	2,350,000	2,478,634
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
	Series A,
[a]	4.00% due 7/1/2052 (put 9/1/2027)	12,645,000	12,854,401
[a]	5.00% due 5/1/2054 (put 9/1/2031)	3,500,000	3,822,350
[a]	Series B, 5.00% due 7/1/2053 (put 3/1/2030)	26,675,000	28,724,174
[a]	Series C, 5.00% due 9/1/2053 (put 9/1/2030)	1,500,000	1,624,590
[a]	Series E-1, 5.00% due 12/1/2053 (put 6/1/2031)	25,250,000	27,470,990
	Private Colleges & Universities Authority (Corp. of Mercer University), 5.00% due 10/1/2032	125,000	138,583
	State of Georgia GO, Series A, 4.00% due 2/1/2033	500,000	501,603
	GUAM — 0.0%
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2026	500,000	521,258
	IDAHO — 0.1%
	Idaho Housing & Finance Association Illinois (FHLMC, FNMA, GNMA) HDA, Series A, 3.75% due 1/1/2033	1,625,000	1,612,874
	ILLINOIS — 9.5%
	Chicago O’Hare International Airport (2016 Airport Projects), Series C, 5.00% due 1/1/2030	765,000	783,719
	Chicago O’Hare International Airport (2017 Airport Projects), Series B, 5.00% due 1/1/2034	2,000,000	2,084,518
	Chicago Park District GO,
	Series A, 5.00% due 1/1/2032	1,550,000	1,585,053
	Series D, 4.00% due 1/1/2034	1,660,000	1,721,354
	City of Chicago (Chicago O’Hare International Airport Customer Facility Charge Revenue) (BAM), 5.00% due 1/1/2031 - 1/1/2033	5,400,000	6,126,957
	City of Chicago (Chicago O’Hare International Airport), Series C, 5.00% due 1/1/2031	500,000	511,990
	City of Chicago (Wastewater Transmission System) (AGM), Series B, 5.00% due 1/1/2034	1,375,000	1,432,344
	City of Chicago (Water System),
	5.00% due 11/1/2024 - 11/1/2027	5,755,000	5,958,479
	Series A-1, 5.00% due 11/1/2024	4,000,000	4,006,632
[a]	City of Chicago Heights (Olympic Village LLC) (FHA, GNMA, HUD), 2.875% due 8/1/2027 (put 8/1/2025)	1,500,000	1,493,882
	City of Chicago Wastewater Transmission Revenue,
	Series B, 5.00% due 1/1/2033	2,710,000	2,825,045
	Series C, 5.00% due 1/1/2025 - 1/1/2026	2,950,000	2,961,940
	City of Chicago Wastewater Transmission Revenue, ETM, Series C, 5.00% due 1/1/2025	795,000	798,008
	City of Chicago Waterworks Revenue,
	5.00% due 11/1/2028	1,250,000	1,294,978
	Series A-1, 5.00% due 11/1/2030	1,495,000	1,555,382

214 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund  |  September 30, 2024

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE

	City of Joliet (Rock Run Crossing Project) (BAM) GO, 5.00% due 12/15/2031 - 12/15/2032	$2,030,000	$2,297,783
	Cook County School District No.170 (AGM) GO, Series D, 5.00% due 12/1/2024	1,190,000	1,194,033
	Greene Jersey & Macoupin Counties Community Unit School District No. 9 Southwest (BAM) GO, 5.00% due 12/1/2032 - 12/1/2033	635,000	697,850
	Illinois (FHLMC, FNMA, GNMA) HDA (Green Bond), Series K, 4.60% due 4/1/2031	1,700,000	1,833,389
	Illinois (FHLMC, FNMA, GNMA) HDA (Green Bond),
	Series K,
	4.65% due 10/1/2031	1,700,000	1,839,677
	4.70% due 4/1/2032	1,980,000	2,151,579
	4.75% due 10/1/2032	1,650,000	1,800,135
	4.80% due 4/1/2033	1,000,000	1,091,615
[a]	Illinois (South Shore HHDC LIHTC LLC) (HUD) HDA, 5.00% due 2/1/2027 (put 2/1/2026)	1,000,000	1,024,587
[a]	Illinois (South Shore IL Preservation LP) (FHA, HUD) HDA, 4.00% due 6/1/2026 (put 6/1/2025)	1,750,000	1,761,571
[a]	Illinois Finance Authority, Series 2020-REMK, 3.875% due 5/1/2040 (put 9/1/2028)	2,500,000	2,538,155
	Illinois Finance Authority (Advocate Aurora Health Obligated Group), Series B, 4.00% due 5/1/2041	4,745,000	4,777,703
	Illinois Finance Authority (Ascension Health Credit Group), Series C, 5.00% due 2/15/2029 - 2/15/2033	1,900,000	1,987,427
[a]	Illinois Finance Authority (Carle Foundation Obligated Group), Series B, 5.00% due 8/15/2053 (put 8/15/2031)	10,330,000	11,502,403
	Illinois Finance Authority (Northwestern Memorial Healthcare Obligated Group), Series A, 5.00% due 7/15/2032	800,000	911,379
	Illinois Finance Authority (Peoples Gas Light & Coke Co.), 3.90% due 3/1/2030	5,000,000	5,001,665
	Illinois Finance Authority (Rush Obligated Group),
	Series A, 5.00% due 11/15/2025 - 11/15/2034	5,870,000	5,916,225
	Series B, 5.00% due 11/15/2033	805,000	810,798
	Illinois Finance Authority (Southern Illinois Healthcare), 5.00% due 3/1/2032 - 3/1/2034	700,000	725,704
	Illinois Finance Authority (State of Illinois Water Revolving Fund - Clean Water Program) (Green Bond), 4.00% due 7/1/2032	575,000	578,809
[a]	Illinois Finance Authority (University of Chicago Medical Center Obligated Group), Series B-1, 5.00% due 8/15/2052 (put 8/15/2025)	10,000,000	10,124,360
	Illinois State Toll Highway Authority,
	Series A, 5.00% due 12/1/2031	3,000,000	3,070,656
	Series B, 5.00% due 1/1/2031 - 1/1/2033	1,950,000	1,995,838
	Series C, 5.00% due 1/1/2025 - 1/1/2029	3,500,000	3,515,451
	Knox & Warren Counties Community Unit School District No. 205 Galesburg GO, Series B, 5.00% due 12/1/2030	1,875,000	1,992,917
	Madison-Macoupin Etc Counties Community College District No. 536 (AGM) GO, Series A, 5.00% due 11/1/2032	1,620,000	1,676,269
	Metropolitan Pier & Exposition Authority, Series A, 5.00% due 12/15/2027 - 12/15/2028	6,000,000	6,387,768
	Metropolitan Water Reclamation District of Greater Chicago GO,
	Series A, 5.00% due 12/1/2030 - 12/1/2031	3,120,000	3,260,969
	Series B, 5.00% due 12/1/2031	775,000	809,382
	Peoria Metropolitan Airport Authority GO, Series D, 5.00% due 12/1/2027	2,000,000	2,088,198
	Peoria Tazewell Etc Counties Community College District No. 514 GO, Series B, 6.25% due 12/1/2027 - 12/1/2028	5,000,000	5,612,607
	Sales Tax Securitization Corp., Series A, 5.00% due 1/1/2028 - 1/1/2029	6,445,000	6,890,862
	Sangamon County School District No. 186 Springfield (AGM) GO, Series B, 5.00% due 2/1/2030	1,570,000	1,737,604
	Southern Illinois University (BAM), Series A, 5.00% due 4/1/2025 - 4/1/2032	4,435,000	4,787,073
	State of Illinois (State Facilities Improvements) GO, Series D, 5.00% due 11/1/2024	3,650,000	3,655,230
	State of Illinois GO,
	4.00% due 6/1/2032	2,400,000	2,417,858
	5.50% due 5/1/2025 - 5/1/2030	1,175,000	1,284,427
	Series A, 5.00% due 10/1/2024 - 3/1/2032	9,525,000	10,484,671
	Series B,
	4.00% due 10/1/2033 - 11/1/2033	3,090,000	3,199,682
	5.00% due 3/1/2029 - 12/1/2032	2,500,000	2,791,363
	Series D, 5.00% due 11/1/2027 - 11/1/2028	35,470,000	37,637,014
	State of Illinois Sales Tax Revenue,
	Series B, 5.00% due 6/15/2026 - 6/15/2029	20,000,000	21,193,835
	Series C, 5.00% due 6/15/2028	500,000	537,900
	State of Illinois Sales Tax Revenue (BAM), Series A, 5.00% due 6/15/2031	1,200,000	1,289,417
	State of Illinois Sales Tax Revenue (BAM, NPFG), 6.00% due 6/15/2026	235,000	247,728
	University of Illinois (University of Illinois Auxiliary Facilities System), Series A, 4.00% due 4/1/2032	11,465,000	11,485,648
	INDIANA — 2.1%
	City of Indianapolis Department of Public Utilities Gas Utility Revenue, Series A, 5.00% due 8/15/2027	6,865,000	7,355,758
	City of Rockport (AEP Generating Co.; Guaranty: American Electric Power Co.), Series A, 3.125% due 7/1/2025	3,000,000	2,987,721
	Clark-Pleasant Community School Building Corp. (State Intercept), 5.00% due 7/15/2033	955,000	1,088,879
	Indiana Finance Authority (CWA Authority, Inc. Wastewater System Project), Series A, 5.00% due 10/1/2024	500,000	500,031
	Indiana Finance Authority (Department of Transportation), Series C, 5.00% due 6/1/2029	8,040,000	8,954,389
[a]	Indiana Finance Authority (Indiana University Health, Inc. Obligated Group), Series B-2, 5.00% due 10/1/2060 (put 7/1/2030)	12,820,000	14,192,381
[a]	Indiana Finance Authority (Republic Services, Inc.) AMT, 3.95% due 5/1/2028 (put 12/2/2024)	7,500,000	7,461,405
	Mount Vernon of Hancock County Multi-School Building Corp. (State Intercept), 5.00% due 1/15/2031	500,000	563,757

See notes to financial statements.	Annual Financial Statements | 215

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund  |  September 30, 2024

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE

	Noblesville Redevelopment Authority, 5.00% due 1/15/2028	$300,000	$322,702
[b]	North Lawrence Community Schools Building Corp. (North Lawrence Community School Improvement Corp.) (State Intercept), 5.00% due 1/15/2032 - 1/15/2034	1,190,000	1,322,334
	Warsaw Community Schools (State Intercept) GO, 5.00% due 1/15/2025 - 1/15/2026	4,990,000	5,084,025
	Westfield-Washington Schools (State Intercept) GO, Series C, 6.00% due 1/15/2025	1,300,000	1,312,505
	IOWA — 2.4%
	Clinton Community School District/IA Infrastructure Sales Services & Use Tax (AGM), 5.00% due 7/1/2032 - 7/1/2033	3,050,000	3,460,403
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	53,720,000	54,993,916
	Pleasant Valley Community School District (Pleasant Valley Community School District Infrastructure Sales Service & Use Tax) (AGM), 5.00% due 7/1/2032 - 7/1/2033	1,795,000	2,023,200
	KANSAS — 0.6%
[a]	City of Burlington (Evergy Metro, Inc.), 4.30% due 3/1/2045 (put 6/1/2026)	7,240,000	7,378,139
[a]	Kansas (AdventHealth Obligated Group) DFA, Series B, 5.00% due 11/15/2054 (put 11/15/2031)	5,220,000	5,865,547
	Wyandotte County No. 500 (General Improvement) USD GO, Series A, 5.00% due 9/1/2026	2,375,000	2,481,811
	KENTUCKY — 3.0%
	County of Boone (Duke Energy Kentucky, Inc.), Series A, 3.70% due 8/1/2027	5,000,000	5,006,915
[a]	County of Owen (American Water/Kentucky-American Water Co. Obligated Group), 3.875% due 6/1/2040 (put 9/1/2028)	2,350,000	2,385,866
	Kenton County Airport Board AMT, Series A, 5.00% due 1/1/2035	2,810,000	3,068,551
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group),
	Series A-1,
[a]	4.00% due 8/1/2052 (put 8/1/2030)	18,690,000	19,166,576
[a]	5.25% due 4/1/2054 (put 2/1/2032)	13,000,000	14,430,884
[a]	Series C-1, 4.00% due 12/1/2049 (put 6/1/2025)	3,785,000	3,799,201
	Kentucky State Property & Building Commission, Series A, 5.00% due 6/1/2030 - 6/1/2032	3,000,000	3,417,875
	Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group),
	Series A, 5.00% due 10/1/2027 - 10/1/2033	7,740,000	7,996,963
[a]	Series C, 5.00% due 10/1/2047 (put 10/1/2026)	8,500,000	8,821,682
[a]	Series D, 5.00% due 10/1/2047 (put 10/1/2029)	6,575,000	7,178,526
	LOUISIANA — 0.9%
	City of Shreveport (AGM) GO, Series A, 5.00% due 3/1/2028 - 3/1/2032	3,800,000	4,159,187
	City of Shreveport (Water & Sewer System) (BAM), Series C, 5.00% due 12/1/2029	1,500,000	1,628,541
[a]	Louisiana Housing Corp. (Arbours at Lafayette Phase II LLC) (FHA), 5.00% due 4/1/2028 (put 4/1/2027)	1,000,000	1,050,273
[a]	Louisiana Offshore Terminal Authority (Loop LLC), Series A-R, 4.20% due 9/1/2033 (put 9/1/2028)	2,000,000	2,060,000
	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group),
	Series A, 5.00% due 5/15/2031	875,000	959,590
[a]	Series B, 5.00% due 5/15/2050 (put 5/15/2025)	1,735,000	1,752,818
	Plaquemines Port Harbor & Terminal District (International Marine Terminals Partnership; LOC Wells Fargo Bank NA),
	Series A, 4.00% due 3/15/2025 (put 3/15/2024)	2,500,000	2,515,207
	Series B, 4.00% due 3/15/2025 (put 3/15/2024)	5,000,000	5,030,415
	State of Louisiana (Garvee), 5.00% due 9/1/2025	1,200,000	1,225,583
[a]	State of Louisiana Gasoline & Fuels Tax Revenue, Series A, 3.888% (SOFR + 0.50%) due 5/1/2043 (put 5/1/2026)	2,920,000	2,927,306
	MARYLAND — 0.1%
	Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) (State Intercept), 5.00% due 5/1/2033	3,245,000	3,344,274
	MASSACHUSETTS — 0.3%
	Massachusetts (CareGroup Healthcare System) DFA, Series I, 5.00% due 7/1/2027	1,900,000	1,964,588
[a,c]	Massachusetts (Mass General Brigham, Inc.) DFA, Series T-1, 3.75% (MUNIPSA + 0.60%) due 7/1/2049 (put 1/29/2026)	3,750,000	3,754,429
	Massachusetts School Building Authority, Series D, 4.75% due 8/15/2032	2,700,000	2,742,884
	MICHIGAN — 0.8%
	Michigan Finance Authority (BHSH System Obligated Group), Series A, 5.00% due 4/15/2030 - 4/15/2032	5,215,000	5,919,952
[a]	Michigan Finance Authority (Bronson Health Care Group Obligated Group), Series B, 5.00% due 11/15/2044 (put 11/16/2026)	1,730,000	1,778,629
	Michigan Finance Authority (Henry Ford Health System), 5.00% due 11/15/2027	1,000,000	1,039,760
	Michigan Finance Authority (McLaren Health Care Corp. Obligated Group), Series A, 5.00% due 5/15/2032	1,000,000	1,009,209
	Michigan Finance Authority (Trinity Health Corp. Obligated Group), Series A, 5.00% due 12/1/2034	295,000	310,601
	Michigan State Building Authority, Series I, 5.00% due 10/15/2032	1,250,000	1,303,015
[a,b]	Michigan Strategic Fund (Consumers Energy Co.) AMT, 3.35% due 10/1/2049 (put 10/1/2027)	1,000,000	1,000,630
	Michigan Strategic Fund (Waste Management of Michigan, Inc.; Guaranty: Waste Management, Inc.) AMT, 4.125% due 8/1/2027	4,300,000	4,379,743
	Wayne State University, Series A, 4.00% due 11/15/2034	1,875,000	1,891,913
	MINNESOTA — 0.1%
	Minnesota Higher Education Facilities Authority (University of St. Thomas) (Green Bond),
[a]	Series B-1, 5.00% due 10/1/2053 (put 10/1/2027)	1,000,000	1,053,922
[a]	Series B-2, 5.00% due 10/1/2053 (put 10/1/2029)	1,000,000	1,092,277
	St. Paul Housing & Redevelopment Authority (HealthPartners), Series A, 5.00% due 7/1/2025	250,000	253,423

216 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund  |  September 30, 2024

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE

	MISSISSIPPI — 0.1%
	Mississippi Development Bank (Jackson Public School District) (BAM), 5.00% due 10/1/2024 - 10/1/2028	$1,475,000	$1,547,302
	MISSOURI — 0.6%
[a]	Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group), Series C, 5.00% due 5/1/2052 (put 5/1/2028)	9,265,000	9,990,570
	Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group), Series A, 5.00% due 2/1/2025 -2/1/2027	1,630,000	1,662,068
	Health & Educational Facilities Authority of the State of Missouri (SSM Health Care Obligated Group), Series A, 5.00% due 6/1/2031	680,000	764,538
	Poplar Bluff R-I School District (AGM) COP, 5.00% due 3/1/2031 - 3/1/2033	1,575,000	1,770,166
	MONTANA — 0.3%
	City of Forsyth (Avista Corp.), Series A, 3.875% due 10/1/2032	6,350,000	6,431,134
	City of Forsyth (NorthWestern Corp.), 3.875% due 7/1/2028	1,000,000	1,026,654
	Montana Facility Finance Authority (Billings Clinic Obligated Group), Series A, 5.00% due 8/15/2031	1,000,000	1,125,780
	NEBRASKA — 1.0%
[a]	Central Plains Energy Project (Guaranty: Bank of Montreal), Series A, 5.00% due 5/1/2054 (put 11/1/2029)	11,500,000	12,341,915
[a]	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.), Series 1, 5.00% due 5/1/2053 (put 10/1/2029)	7,825,000	8,334,486
	Douglas County Hospital Authority No. 3 (Nebraska Methodist Health System), 5.00% due 11/1/2025	2,005,000	2,050,012
	Gretna Public Schools GO, Series B, 5.00% due 12/15/2027	3,000,000	3,077,082
	NEVADA — 0.8%
	Carson City (Carson Tahoe Regional Healthcare), Series A, 5.00% due 9/1/2027 - 9/1/2032	1,090,000	1,137,433
	City of Las Vegas GO, Series C, 5.00% due 9/1/2031	1,000,000	1,028,999
	Clark County School District GO,
	Series A, 4.00% due 6/15/2034	2,500,000	2,537,560
	Series C, 4.00% due 6/15/2030	2,015,000	2,041,171
[a]	County of Clark (Nevada Power Co.), 3.75% due 1/1/2036 (put 3/31/2026)	1,000,000	1,002,896
	County of Clark GO,
	4.00% due 11/1/2033	2,550,000	2,562,490
	Series C, 4.00% due 7/1/2032	1,985,000	2,081,570
	Reno-Tahoe Airport Authority AMT, Series A, 5.00% due 7/1/2033 - 7/1/2034	2,325,000	2,546,793
	Truckee Meadows Water Authority, 5.00% due 7/1/2033 (pre-refunded 7/1/2026)	5,070,000	5,278,884
	NEW HAMPSHIRE — 0.3%
	New Hampshire Business Finance Authority (United Illuminating Co.), Series A, 4.50% due 10/1/2033	7,000,000	7,411,299
	NEW JERSEY — 4.5%
[a]	Camden County Improvement Authority (HUD), 5.00% due 3/1/2027 (put 3/1/2026)	3,200,000	3,287,773
	New Jersey (New Jersey Transit Corp.) (State Aid Withholding) EDA, Series B, 5.00% due 11/1/2024	8,000,000	8,011,192
	New Jersey (New Jersey Transit Corp.) EDA, Series A, 5.00% due 11/1/2029 - 11/1/2032	3,630,000	4,137,278
	New Jersey (School Facilities Construction) EDA, 5.00% due 6/15/2028	900,000	975,748
	New Jersey (State of New Jersey Department of the Treasury) EDA, Series DDD, 5.00% due 6/15/2033 (pre-refunded 6/15/2027)	1,500,000	1,597,728
	New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series A, 4.00% due 7/1/2034	4,900,000	4,950,225
	New Jersey Transportation Trust Fund Authority,
	Series 2014-BB-2, 5.00% due 6/15/2030	1,200,000	1,344,394
	Series A, 5.00% due 12/15/2032 - 6/15/2033	4,100,000	4,537,033
	Series BB1, 5.00% due 6/15/2033	1,425,000	1,540,908
	New Jersey Transportation Trust Fund Authority (Transportation System), Series D, 5.00% due 6/15/2032	6,380,000	6,400,237
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements),
	Series A, 5.00% due 6/15/2028	4,240,000	4,386,878
	Series A-1, 5.00% due 6/15/2025 - 6/15/2027	31,285,000	32,374,479
	New Jersey Transportation Trust Fund Authority (Transportation System),
	Series A, 5.00% due 12/15/2025 - 6/15/2032	25,965,000	28,100,895
	Series BB-1, 5.00% due 6/15/2031	2,500,000	2,721,485
	State of New Jersey (COVID-19 GO Emergency Bonds) GO, Series A, 5.00% due 6/1/2029	7,500,000	8,343,225
	NEW MEXICO — 1.8%
	Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2032	1,575,000	1,668,796
	Albuquerque Bernalillo County Water Utility Authority (2005 NMFA Loan & Joint Water & Sewer System Improvements), Series A, 5.00% due 7/1/2026	2,000,000	2,003,246
	Albuquerque Municipal School District No. 12 (Bernalillo & Sandoval Counties School Facilities) (State Aid Withholding) GO, 5.00% due 8/1/2034	1,260,000	1,365,744
	Albuquerque Municipal School District No. 12 (State Aid Withholding) GO, Series 2017, 5.00% due 8/1/2026	550,000	575,000
	City of Albuquerque (City Infrastructure Improvements) GO, Series A, 5.00% due 7/1/2026	870,000	907,032
	City of Farmington (Public Service Co. of New Mexico),
[a]	Series A, 0.875% due 6/1/2040 (put 10/1/2026)	1,000,000	947,550
[a]	Series D, 3.90% due 6/1/2040 (put 6/1/2028)	2,000,000	2,052,582
	City of Santa Fe (El Castillo Retirement Residences Obligated Group), 4.50% due 5/15/2027	1,055,000	1,055,367
	City of Santa Fe (Public Facilities) GRT, 5.00% due 6/1/2029	950,000	951,386

See notes to financial statements.	Annual Financial Statements | 217

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund  |  September 30, 2024

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE

	County of Sandoval GO, 5.00% due 8/1/2027	$210,000	$224,736
	County of Santa Fe (County Buildings & Facilities) GRT, Series A, 5.00% due 6/1/2025	1,250,000	1,269,995
	Hobbs School District No. 16 (State Aid Withholding) GO, 5.00% due 9/15/2028 - 9/15/2030	1,355,000	1,490,927
	New Mexico Finance Authority (Public Project Revolving Fund), Series A, 5.00% due 6/15/2031	1,000,000	1,013,120
	New Mexico Finance Authority (State of New Mexico Department of Transportation), Series A, 5.00% due 6/15/2026	1,500,000	1,564,056
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group),
	Series A, 5.00% due 8/1/2032	1,000,000	1,102,578
[a]	Series B, 5.00% due 8/1/2049 (put 8/1/2025)	3,650,000	3,702,432
	New Mexico Hospital Equipment Loan Council (San Juan Regional Medical Center, Inc.), 5.00% due 6/1/2030 - 6/1/2031	1,215,000	1,304,376
[a]	New Mexico Mortgage Finance Authority (JLG NM ABQ 2023 LLLP) (HUD), 5.00% due 2/1/2042 (put 9/1/2025)	3,100,000	3,129,329
[a]	New Mexico Mortgage Finance Authority (JLG SAF 2023 LLLP) (HUD), 5.00% due 2/1/2042 (put 6/1/2025)	4,050,000	4,055,990
	Santa Fe Public School District (State Aid Withholding) GO, 5.00% due 8/1/2032	1,500,000	1,689,210
	State of New Mexico Severance Tax Permanent Fund, Series A, 5.00% due 7/1/2025	11,705,000	11,899,233
	Village of Los Ranchos de Albuquerque (Albuquerque Academy), 5.00% due 9/1/2029 - 9/1/2032	1,030,000	1,122,576
	NEW YORK — 6.1%
	City of New York GO,
	Series A-1, 5.00% due 9/1/2033	1,300,000	1,500,008
	Series C, 5.00% due 8/1/2025	2,500,000	2,544,642
	Series C-1, 5.00% due 8/1/2032	1,000,000	1,120,598
	Series F-1, 5.00% due 8/1/2033	1,000,000	1,170,741
	City of Yonkers (AGM) GO, Series A, 5.00% due 2/15/2029	850,000	944,641
	Long Island Power Authority, 5.00% due 9/1/2033	400,000	435,554
	Metropolitan Transportation Authority,
	Series A-1, 5.00% due 11/15/2025	1,265,000	1,280,554
	Series B,
	4.00% due 11/15/2026	1,660,000	1,706,141
	5.00% due 11/15/2028	1,230,000	1,282,551
	Series C-1,
	5.00% due 11/15/2027	1,070,000	1,093,757
	5.25% due 11/15/2028 - 11/15/2029	16,100,000	16,491,826
	Series D-1, 5.00% due 11/15/2028 - 11/15/2029	4,990,000	5,098,070
	Series F, 5.00% due 11/15/2025	1,055,000	1,081,312
	Metropolitan Transportation Authority (Green Bond),
[a]	Series A-1, 5.00% due 11/15/2048 (put 11/15/2024)	710,000	711,805
	Series A2, 5.00% due 11/15/2027	3,450,000	3,600,361
	Series B, 5.00% due 11/15/2025 - 11/15/2027	6,650,000	6,899,251
	Series C-1, 5.00% due 11/15/2024 - 11/15/2026	6,840,000	7,028,256
[a]	Monroe County Industrial Development Corp. (Andrews Terrace Community Partners LP) (HUD), Series B-2, 5.00% due 7/1/2028 (put 7/1/2027)	4,000,000	4,198,956
[a]	New York City Housing Development Corp. (FHA) (Green Bond), Series F-2A, 3.40% due 11/1/2062 (put 12/22/2026)	2,500,000	2,498,718
[a]	New York City Housing Development Corp. (Green Bond), Series D, 4.30% due 11/1/2063 (put 11/1/2028)	2,250,000	2,328,289
	New York City Municipal Water Finance Authority (New York City Water & Sewer System), Series AA-2, 5.00% due 6/15/2029	4,495,000	4,837,065
	New York City Transitional Finance Authority Building Aid Revenue (State Aid Withholding), Series S, 5.00% due 7/15/2034	1,000,000	1,080,737
	New York City Transitional Finance Authority Future Tax Secured Revenue,
	Series A, 5.00% due 11/1/2031	7,980,000	9,032,785
	Series A1, 5.00% due 8/1/2031 - 8/1/2032	8,500,000	8,647,017
	Series B-1, 5.00% due 8/1/2034	1,000,000	1,059,291
	Series F-1, 5.00% due 5/1/2030	3,705,000	3,921,246
	Series F-3, 4.00% due 2/1/2034	4,000,000	4,030,700
	New York State Dormitory Authority,
	Series A,
	5.00% due 3/15/2028	370,000	386,045
	5.00% due 3/15/2028 (pre-refunded 9/15/2026)	810,000	849,737
	New York State Dormitory Authority (AGM), Series A, 5.00% due 10/1/2032	400,000	434,221
	New York State Dormitory Authority (AGM, State Aid Withholding), Series A, 5.00% due 10/1/2034	2,000,000	2,310,708
	New York State Dormitory Authority (BAM), Series A, 5.00% due 10/1/2032	3,500,000	3,944,094
	New York State Dormitory Authority (State Aid Withholding), Series A, 5.00% due 10/1/2029	1,000,000	1,068,935
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue),
	Series A, 5.00% due 3/15/2030	7,250,000	8,144,877
	Series A1, 5.00% due 3/15/2031	4,545,000	5,200,725
	Series E, 5.00% due 3/15/2033	2,000,000	2,313,374
	New York State Dormitory Authority (State of New York Sales Tax Revenue),
	Series A, 5.00% due 3/15/2032 - 3/15/2033	3,465,000	3,606,802
	Series E, 5.00% due 3/15/2029 (pre-refunded 9/15/2028)	4,135,000	4,563,907

218 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund  |  September 30, 2024

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE

	New York State Energy Research & Development Authority (New York State Electric & Gas Corp.), Series C, 4.00% due 4/1/2034	$1,700,000	$1,759,600
	New York State Urban Development Corp. (State of New York Personal Income Tax Revenue),
	Series A-G, 5.00% due 3/15/2034	3,220,000	3,380,269
	Series C, 4.00% due 3/15/2034	1,000,000	1,055,104
	Series C-2, 5.00% due 3/15/2032	4,715,000	5,014,355
	Oneida County Local Development Corp. (Utica College), 5.00% due 7/1/2025 - 7/1/2032	855,000	893,883
	Triborough Bridge & Tunnel Authority,
	Series A, 5.00% due 11/15/2033	750,000	758,909
	Series B, 5.00% due 11/15/2031	4,170,000	4,410,530
	Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) (Green Bond),
	Series D-1A, 5.00% due 11/15/2031	1,000,000	1,160,324
	Series E, 5.00% due 11/15/2032	2,000,000	2,332,658
	Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), 4.00% due 8/1/2035	1,000,000	999,996
	Utility Debt Securitization Authority, 5.00% due 12/15/2034	2,000,000	2,049,114
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2034	200,000	206,301
	NORTH CAROLINA — 1.0%
	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group),
	Series D,
[a]	3.625% due 1/15/2048 (put 6/15/2027)	1,350,000	1,364,715
[a]	5.00% due 1/15/2049 (put 12/1/2031)	7,000,000	7,875,140
	Columbus County Industrial Facilities & Pollution Control Financing Authority (International Paper Co.),
[a,b]	Series A, 3.45% due 11/1/2033 (put 10/1/2031)	1,100,000	1,100,135
[a,b]	Series B, 3.45% due 11/1/2033 (put 10/1/2031)	1,400,000	1,400,174
	County of Buncombe, 5.00% due 6/1/2031	1,000,000	1,013,152
	Greater Asheville Regional Airport Authority (AGM) AMT, 5.00% due 7/1/2035	1,050,000	1,148,169
	North Carolina Housing Finance Agency (Green Bond), Series 51, 3.85% due 7/1/2032	1,495,000	1,514,979
	North Carolina Turnpike Authority, 5.00% due 1/1/2029	2,680,000	2,889,104
	State of North Carolina, 5.00% due 3/1/2033	5,000,000	5,471,170
	OHIO — 2.0%
	Akron, Bath & Copley Joint Township Hospital District (Summa Health System Obligated Group), 5.00% due 11/15/2027 - 11/15/2032	3,835,000	4,159,584
	City of Cincinnati Water System Revenue, Series C, 4.00% due 12/1/2030	1,000,000	1,026,135
	City of Columbus GO, Series A, 4.00% due 4/1/2031	600,000	619,024
	City of Delaware GO, 4.50% due 7/1/2025	3,650,000	3,684,109
	City of Louisville GO, 4.375% due 6/25/2025	2,800,000	2,831,150
	City of Middletown GO, 4.625% due 6/26/2025	2,550,000	2,574,067
	City of Parma Heights GO, 4.625% due 6/26/2025	925,000	936,531
[a]	Columbus-Franklin County Finance Authority (Dering Family Homes Owner LLC), 5.00% due 7/1/2045 (put 2/1/2027)	2,000,000	2,072,356
	County of Allen Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.),
[a]	Series B-1, 5.00% due 10/1/2049 (put 8/3/2027)	4,765,000	5,016,721
[a]	Series B-2, 5.00% due 10/1/2051 (put 6/4/2030)	10,590,000	11,480,407
	County of Cuyahoga (Musical Arts Association), 5.00% due 1/1/2030 - 1/1/2032	820,000	894,381
	County of Franklin (Nationwide Children’s Hospital, Inc.), Series A, 5.00% due 11/1/2032	1,195,000	1,272,038
	County of Hamilton Sales Tax Revenue, Series A, 4.00% due 12/1/2031	1,100,000	1,119,941
	Northeast Ohio Medical University (BAM), 5.00% due 12/1/2031 - 12/1/2032	615,000	686,325
[a]	Ohio Air Quality Development Authority (Duke Energy Corp.), Series B, 4.00% due 9/1/2030 (put 6/1/2027)	4,515,000	4,569,884
[a]	Ohio Air Quality Development Authority (Ohio Valley Electric Corp.), Series B, 1.375% due 2/1/2026 (put 11/1/2024)	800,000	797,964
	Ohio Water Development Authority, 4.00% due 12/1/2032	2,000,000	2,033,808
[a]	State of Ohio (Children’s Hospital Medical Center of Akron Obligated Group), Series B, 5.00% due 8/15/2054 (put 8/15/2032)	1,250,000	1,408,909
	State of Ohio (Cleveland Clinic Health System Obligated Group),
	Series A,
	4.00% due 1/1/2034	1,170,000	1,193,013
	5.00% due 1/1/2032	800,000	856,759
	State of Ohio Department of Administrative Services, Series A-2, 4.00% due 4/1/2032	1,000,000	1,005,255
	OKLAHOMA — 3.5%
	Caddo County Educational Facilities Authority (Fort Cobb-Broxton Public Schools Project) ISD, 5.00% due 9/1/2027 - 9/1/2034	3,170,000	3,375,625
	Canadian County Educational Facilities Authority (Mustang Public Schools Project) ISD, Series A, 5.00% due 9/1/2032 - 9/1/2033	11,000,000	12,567,505
	Canadian County Educational Facilities Authority (Yukon Public Schools Project) ISD, 5.00% due 9/1/2027 - 9/1/2029	10,850,000	11,857,482
	Cleveland County Educational Facilities Authority (Moore Public Schools) ISD, 4.00% due 6/1/2030 - 6/1/2031	9,240,000	9,948,615
	Cleveland County Educational Facilities Authority (Norman Public Schools) ISD, Series A, 5.00% due 6/1/2028 - 6/1/2033	15,850,000	17,789,059
	Clinton Public Works Authority, 5.00% due 10/1/2029 - 10/1/2032	4,295,000	4,733,597
	Cushing Educational Facilities Authority (Payne County No. 67 Cushing) ISD, 5.00% due 9/1/2028 - 9/1/2032	9,000,000	9,884,407
	Muskogee Industrial Trust (Muskogee County No. 20) ISD, 5.00% due 9/1/2026	475,000	487,883
	Oklahoma (Oklahoma State Regents for Higher Education) DFA, Series A, 5.00% due 6/1/2028	425,000	430,576

See notes to financial statements.	Annual Financial Statements | 219

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund  |  September 30, 2024

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE

	Payne County (Stillwater Public Schools) (BAM) EDA, 5.00% due 9/1/2032	$1,250,000	$1,431,084
	Rogers County Educational Facilities Authority (School District No. 2 Catoosa), 5.00% due 9/1/2029 - 9/1/2032	12,000,000	13,526,404
	Texas County Development Authority (Texas County ISD No. 8 Guymon), 5.00% due 10/1/2032 - 10/1/2033	1,160,000	1,327,490
	Tulsa County Industrial Authority (Tulsa County ISD No. 2 Sand Springs) (BAM), 5.00% due 9/1/2034	665,000	773,153
	OREGON — 0.5%
[a]	Oregon Health & Science University (Oregon Health & Science University Obligated Group), Series B2, 5.00% due 7/1/2046 (put 2/1/2032)	11,780,000	13,220,883
	PENNSYLVANIA — 5.2%
	Allegheny County Hospital Development Authority (UPMC Obligated Group), Series A, 5.00% due 7/15/2031	2,520,000	2,746,142
	Allegheny County Sanitary Authority (BAM), 5.00% due 12/1/2029	2,830,000	2,896,819
	Allentown City School District (BAM, State Aid Withholding) GO, Series B, 5.00% due 2/1/2031	3,750,000	4,056,334
	Bethlehem Area School District Authority (State Aid Withholding),
[a]	Series A, 3.586% (SOFR + 0.35%) due 1/1/2030 (put 11/1/2025)	2,985,000	2,967,406
[a]	Series C, 3.586% (SOFR + 0.35%) due 1/1/2032 (put 11/1/2025)	2,985,000	2,984,499
	City of Philadelphia (AGM) GO, 5.00% due 8/1/2027	6,005,000	6,399,517
	City of Philadelphia (Pennsylvania Gas Works), Series 14, 5.00% due 10/1/2024 - 10/1/2032	3,070,000	3,150,164
	City of Philadelphia (Pennsylvania Gas Works) (AGM), Series A, 5.00% due 8/1/2025 - 8/1/2032	2,210,000	2,418,035
	City of Philadelphia Airport Revenue, Series A, 5.00% due 7/1/2030	750,000	840,186
	City of Philadelphia GO, Series B, 5.00% due 8/1/2033	1,060,000	1,075,757
	City of Philadelphia IDA, 5.00% due 5/1/2027 - 5/1/2028	1,450,000	1,552,082
	City of Philadelphia Water & Wastewater Revenue, Series B, 5.00% due 7/1/2032	2,500,000	2,532,450
	City of Scranton (BAM) GO, 5.00% due 9/1/2028	2,085,000	2,193,610
	Commonwealth Financing Authority (Pennsylvania Department of Community & Economic Development) (AGM), Series B-1, 5.00% due 6/1/2025	3,000,000	3,041,121
	Commonwealth Financing Authority (Tobacco Master Settlement Paym) (BAM), 5.00% due 6/1/2031	10,000,000	10,740,520
	Commonwealth of Pennsylvania GO,
	5.00% due 7/15/2030	12,930,000	14,391,206
	Series 1, 5.00% due 3/15/2025	12,005,000	12,134,750
	Dauphin County General Authority (UPMC Obligated Group), Series A, 5.00% due 6/1/2034	1,375,000	1,412,249
	Geisinger Authority (Geisinger Health System Obligated group),
[a]	Series B, 5.00% due 4/1/2043 (put 2/15/2027)	5,115,000	5,327,999
[a]	Series C, 5.00% due 4/1/2043 (put 4/1/2030)	3,530,000	3,887,956
[a]	Montgomery County (Constellation Energy Generation LLC) IDA, Series A, 4.10% due 4/1/2053 (put 4/3/2028)	5,000,000	5,151,220
	Northeastern Pennsylvania Hospital & Education Authority (King’s College), 5.00% due 5/1/2027 - 5/1/2029	3,825,000	3,966,785
	Pennsylvania (UPMC Obligated Group) EDFA, Series A, 5.00% due 10/15/2033	1,150,000	1,283,771
[a]	Pennsylvania (Waste Management Obligated Group; Guaranty: Waste Management, Inc.) EDFA, 0.95% due 12/1/2033 (put 12/1/2026)	1,000,000	948,068
[a]	Pennsylvania (Waste Management, Inc.; Guaranty: Waste Management Holdings) EDFA AMT, Series A, 4.25% due 8/1/2038 (put 8/1/2025)	16,500,000	16,589,529
	Pennsylvania Turnpike Commission, Series A-1, 5.00% due 12/1/2033	1,000,000	1,011,745
	Pittsburgh Water & Sewer Authority (AGM), Series B, 5.00% due 9/1/2033	1,000,000	1,165,831
	School District of Philadelphia (State Aid Withholding) GO, Series A, 5.00% due 9/1/2026 - 9/1/2028	1,510,000	1,602,466
	Sports & Exhibition Authority of Pittsburgh & Allegheny County (Allegheny County Hotel Room Excise Tax Revenue) (AGM), Series A, 5.00% due 2/1/2033	4,000,000	4,541,892
	State Public School Building Authority (BAM), Series A, 4.00% due 10/1/2033	2,325,000	2,336,727
	State Public School Building Authority (School District of Philadelphia) (AGM, State Aid Withholding), Series A, 5.00% due 6/1/2030	3,550,000	3,702,079
	RHODE ISLAND — 0.1%
[a]	Rhode Island Housing & Mortgage Finance Corp. (FHA) (Green Bond), Series 1-A, 3.60% due 10/1/2054 (put 10/1/2027)	3,000,000	3,006,513
	SOUTH CAROLINA — 0.7%
	Berkeley County School District (School Facility Equipment Acquisition), 5.00% due 12/1/2024	2,000,000	2,007,182
	Lancaster County School District GO, 4.00% due 3/1/2034	2,500,000	2,548,848
[a]	Patriots Energy Group Financing Agency (Guaranty: Sumitomo Mitsui Banking Corp.), Series A1, 5.25% due 10/1/2054 (put 8/1/2031)	10,090,000	10,978,051
	SCAGO Educational Facilities Corp. (School District of Pickens County), 5.00% due 12/1/2029	2,000,000	2,024,698
	TENNESSEE — 2.8%
	Knox County Health Educational & Housing Facility Board (BAM), Series B-1, 5.00% due 7/1/2031 - 7/1/2034	3,570,000	4,036,423
[a]	Knox County Health Educational & Housing Facility Board (Gleason Partners LP) (HUD), 3.95% due 12/1/2027 (put 12/1/2025)	1,500,000	1,509,733
	Knox County Health Educational & Housing Facility Board (Provident Group - UTK Properties LLC) (BAM), Series A-1, 5.00% due 7/1/2031 -7/1/2034	1,245,000	1,404,965
[a]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Northview Housing Development LP), Series B, 3.85% due 2/1/2045 (put 2/1/2025)	2,500,000	2,498,960
	Shelby County Health Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare), Series A, 5.00% due 5/1/2031	1,260,000	1,314,877
[a]	Tennergy Corp. (Guaranty: Morgan Stanley Group), Series A, 4.00% due 12/1/2051 (put 9/1/2028)	14,730,000	15,002,358
[a]	Tennessee Energy Acquisition Corp. (Guaranty: Goldman Sachs Group, Inc.), Series A-1, 5.00% due 5/1/2053 (put 5/1/2028)	1,000,000	1,052,579
[a]	Tennessee Energy Acquisition Corp. (Tennessee Energy Acquisition Corp.; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 5/1/2052 (put 11/1/2031)	35,310,000	38,405,381

220 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund  |  September 30, 2024

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE

	Tennessee HDA (Green Bond),
	Series 2A,
	3.80% due 1/1/2032	$400,000	$406,358
	3.875% due 1/1/2033	500,000	508,035
	3.90% due 7/1/2033	500,000	507,692
	3.95% due 1/1/2034	1,000,000	1,016,231
[a]	Williamson County (ECG Wood Duck LP) (HUD) IDB, 5.00% due 5/1/2042 (put 5/1/2027)	2,000,000	2,075,912
	TEXAS — 14.4%
	Amarillo Junior College District GO, 5.00% due 2/15/2030	2,325,000	2,601,717
	Arlington Higher Education Finance Corp. (Kipp Texas, Inc.) (PSF-GTD), 4.00% due 8/15/2031	1,000,000	1,032,063
[b]	Arlington Higher Education Finance Corp. (Lifeschool of Dallas) (PSF-GTD), 5.00% due 8/15/2033 - 8/15/2035	760,000	870,384
[a]	Austin Affordable PFC, Inc. (1000 Collinwood West Drive Owner LP) (FNMA), Series B, 5.00% due 9/1/2028 (put 9/1/2027)	800,000	842,568
[a]	Austin Affordable PFC, Inc. (8000 Decker Lane Owner LP) (FNMA), Series B, 5.00% due 9/1/2028 (put 9/1/2027)	1,000,000	1,052,734
	Bexar County Hospital District (CTFS Obligation) GO, 5.00% due 2/15/2033	820,000	858,141
[a]	Bexar County Housing Finance Corp. (Culebra Road Apartments LP), 4.05% due 3/1/2028 (put 3/1/2026)	2,500,000	2,522,970
	Central Texas Turnpike System,
[a]	Series B, 5.00% due 8/15/2042 (put 8/15/2030)	3,000,000	3,354,624
	Series C, 5.00% due 8/15/2031	2,800,000	2,805,099
	City of Aubrey Jackson Ridge Public Improvement District (BAM), 5.00% due 9/1/2026 - 9/1/2034	2,180,000	2,376,931
	City of Austin Electric Utility Revenue, Series A, 5.00% due 11/15/2033	1,000,000	1,020,463
	City of Austin Water & Wastewater System Revenue, 5.00% due 11/15/2033	2,000,000	2,129,064
	City of Conroe GO, Series B, 5.00% due 11/15/2030	1,750,000	1,906,186
[a]	City of Dallas Housing Finance Corp. (Ash Creek Housing LLC) (FHA), 5.00% due 7/1/2026 (put 12/1/2025)	1,500,000	1,536,585
[a]	City of Dallas Housing Finance Corp. (Mondello Apartments LLC) (FHA), 5.00% due 8/1/2027 (put 8/1/2026)	1,785,000	1,853,626
	City of Galveston Wharves & Terminal Revenue AMT, Series A, 5.00% due 8/1/2032 - 8/1/2034	6,685,000	7,225,097
	City of Georgetown Utility System Revenue (BAM), 5.00% due 8/15/2028 - 8/15/2029	1,300,000	1,418,854
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2027	2,875,000	3,041,661
	City of Houston Combined Utility System Revenue, Series B, 4.00% due 11/15/2031	1,725,000	1,755,803
	City of Hutto (AGM) GO, 5.00% due 8/1/2033	400,000	446,720
	City of Lubbock Electric Light & Power System Revenue, 5.00% due 4/15/2025	725,000	733,720
	City of Lubbock GO, 4.00% due 2/15/2034	6,575,000	6,586,237
	City of Mansfield GO, Series A, 5.00% due 2/15/2031 - 2/15/2033	1,500,000	1,712,411
	City of Port Arthur (CTFS Obligation) (BAM) GO, 5.00% due 2/15/2033	1,025,000	1,170,360
	City of San Antonio (Public Facilities Corp.), 5.00% due 9/15/2027 - 9/15/2032	4,155,000	4,638,383
	City of San Antonio Electric & Gas Systems Revenue, 4.00% due 2/1/2032	4,100,000	4,158,921
	City of Waco (CTFS Obligation) GO, Series A, 5.00% due 2/1/2033 - 2/1/2034	1,800,000	2,099,479
	Clear Creek (PSF-GTD) ISD GO,
	Series A, 4.00% due 2/15/2033	5,000,000	5,016,930
[a]	Series B, 3.60% due 2/15/2035 (put 8/15/2025)	1,500,000	1,513,075
	Clifton Higher Education Finance Corp. (Idea Public Schools) (PSF-GTD),
	4.00% due 8/15/2028	2,000,000	2,057,016
	Series T, 5.00% due 8/15/2026	400,000	416,456
	Clifton Higher Education Finance Corp. (YES Prep Public Schools, Inc.) (PSF-GTD), 5.00% due 4/1/2027 - 4/1/2029	1,700,000	1,807,691
	Conroe (PSF-GTD) ISD GO, Series A, 4.00% due 2/15/2033	1,050,000	1,063,723
	Cotulla (PSF-GTD) ISD GO, 5.00% due 2/15/2032 - 2/15/2033	2,265,000	2,551,942
	County of Bexar GO, 4.00% due 6/15/2033	2,750,000	2,800,141
	County of Harris (Harris County Toll Road Revenue), Series B, 5.00% due 8/15/2030 - 8/15/2033	5,370,000	5,461,902
	County of Hays GO, 4.00% due 2/15/2034	850,000	865,965
	Cypress-Fairbanks (PSF-GTD) ISD GO, 5.00% due 2/15/2028	2,955,000	2,977,491
[a]	Denton County Housing Finance Corp. (THF Pathway on Woodrow LP), 5.00% due 2/1/2026 (put 2/1/2025)	450,000	452,405
[a]	Dickinson (PSF-GTD) ISD GO, 3.50% due 8/1/2037 (put 8/1/2025)	1,045,000	1,051,277
[a]	Eagle Mountain & Saginaw (PSF-GTD) ISD GO, 4.00% due 8/1/2050 (put 8/1/2027)	1,700,000	1,766,837
[a]	El Paso Housing Finance Corp. (Columbia Housing Partners LP) (HUD), 4.50% due 3/1/2026 (put 3/1/2025)	2,300,000	2,311,732
[a]	Fort Bend (PSF-GTD) ISD GO, Series B, 4.00% due 8/1/2054 (put 8/1/2027)	10,000,000	10,428,390
	Franklin (PSF-GTD) ISD GO, 4.00% due 2/15/2032	2,000,000	2,007,442
	Frisco (PSF-GTD) ISD GO, 5.00% due 8/15/2033	1,465,000	1,597,556
[a]	Grand Parkway Transportation Corp., 5.00% due 10/1/2052 (put 4/1/2028)	4,000,000	4,261,772
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group),
	Series A, 4.00% due 12/1/2031	825,000	826,132
[a]	Series B, 5.00% due 6/1/2050 (put 12/1/2028)	2,250,000	2,429,201
	Hays Consolidated (PSF-GTD) ISD GO, 5.00% due 2/15/2033	1,250,000	1,437,344
[a]	Houston Housing Finance Corp. (Cordova Apartments), 3.65% due 2/1/2048 (put 2/1/2028)	2,700,000	2,741,180
[a]	Houston Housing Finance Corp. (Summerdale Apartments LP), 5.00% due 8/1/2041 (put 8/1/2026)	3,650,000	3,790,072

See notes to financial statements.	Annual Financial Statements | 221

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund  |  September 30, 2024

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE

[a]	Houston Housing Finance Corp. (Sunset Gardens Preservation LP) (FHA, HUD), 4.00% due 10/1/2025 (put 10/1/2024)	$3,000,000	$3,000,000
	Humble (PSF-GTD) ISD GO,
	4.00% due 2/15/2033	1,605,000	1,691,034
	Series A, 4.00% due 2/15/2029	2,500,000	2,509,757
	Hutto (PSF-GTD) ISD GO, Series C, 4.00% due 8/1/2032	1,245,000	1,329,294
[a]	Jacksboro (PSF-GTD) ISD GO, 4.00% due 2/15/2048 (put 8/15/2028)	2,500,000	2,628,420
[a]	Lakeside Place PFC (Brookside Gardens Apartments LLC) (FHA), 4.15% due 11/1/2026 (put 11/1/2025)	5,000,000	5,033,305
	Laredo College District Combined Fee Revenue (BAM), 4.00% due 8/1/2033	1,180,000	1,195,969
	Llano (PSF-GTD) ISD GO, 5.00% due 2/15/2032	1,200,000	1,231,738
	Lower Colorado River Authority, Series D, 5.00% due 5/15/2026 - 5/15/2027	2,200,000	2,225,439
	Lower Colorado River Authority (LCRA Transmission Services Corp.),
	Series A,
	5.00% due 5/15/2031 - 5/15/2032	900,000	1,023,651
	5.25% due 5/15/2033	350,000	405,255
[a]	Mission Economic Development Corp. (Republic Services, Inc.) AMT, 4.25% due 1/1/2026 (put 11/1/2024)	11,800,000	11,793,911
[a]	Mission Economic Development Corp. (Waste Management, Inc.) AMT, Series A, 4.00% due 5/1/2046 (put 12/2/2024)	7,800,000	7,789,595
	Montgomery (PSF-GTD) ISD GO, 4.00% due 2/15/2033	3,930,000	3,938,143
	Newark Higher Education Finance Corp. (Abilene Christian University), 4.00% due 4/1/2033	1,760,000	1,774,898
	North East (PSF-GTD) ISD GO,
[a]	3.75% due 8/1/2049 (put 8/1/2027)	5,250,000	5,425,607
	4.00% due 8/1/2034	1,500,000	1,526,242
	North Texas Tollway Authority (North Texas Tollway System), Series A, 5.00% due 1/1/2031 - 1/1/2032	2,750,000	2,764,233
	Northside (PSF-GTD) ISD GO,
	4.00% due 6/15/2033 - 8/15/2034	2,175,000	2,210,274
[a]	Series B, 3.45% due 8/1/2054 (put 8/1/2027)	2,500,000	2,564,130
	Pecos Barstow Toyah (PSF-GTD) ISD GO, 5.00% due 2/15/2031 - 2/15/2033	5,500,000	5,874,396
[a]	Ponder (PSF-GTD) ISD GO, 4.00% due 2/15/2051 (put 8/15/2027)	1,665,000	1,730,939
	Prosper (PSF-GTD) ISD GO, 5.00% due 2/15/2033	1,000,000	1,143,443
	Round Rock (Educational Facilities Improvements) (PSF-GTD) ISD GO, 5.00% due 8/1/2028 - 8/1/2029 (pre-refunded 8/1/2025)	5,820,000	5,931,587
	San Antonio (PSF-GTD) ISD GO,
	4.00% due 8/15/2034	2,350,000	2,471,291
	5.00% due 8/15/2033	2,080,000	2,405,593
[a]	San Antonio Housing Trust Finance Corp. (Arbors at West Avenue LP) (HUD), 1.45% due 3/1/2026 (put 3/1/2025)	2,000,000	1,978,508
[a]	San Antonio Housing Trust Public Facility Corp. (Palladium San Antonio Ltd.), 3.45% due 7/1/2029 (put 7/1/2027)	4,500,000	4,562,509
[a]	San Antonio Housing Trust Public Facility Corp. (PV Country Club Village LP), 4.00% due 8/1/2026 (put 8/1/2025)	1,000,000	1,008,184
[a]	San Antonio Municipal Facilities Corp. (City of San Antonio), 5.00% due 8/1/2050 (put 8/1/2027)	5,800,000	6,208,378
	Southwest (PSF-GTD) ISD GO, 5.00% due 2/1/2032 - 2/1/2033	2,600,000	2,975,496
	State of Texas GO,
	5.00% due 10/1/2027	1,875,000	1,885,695
	Series A, 4.00% due 10/1/2032 - 10/1/2033	20,430,000	20,497,486
	Tarrant County College District GO, 4.00% due 8/15/2033	890,000	943,339
	Tarrant County Cultural Education Facilities Finance Corp. (Christus Health Obligated Group),
[a]	Series A, 5.00% due 7/1/2053 (put 7/1/2032)	5,520,000	6,172,563
	Series B, 5.00% due 7/1/2032	1,560,000	1,684,895
	Tarrant County Cultural Education Facilities Finance Corp. (Cumberland Rest, Inc. Obligated Group), 5.00% due 10/1/2032 - 10/1/2034	6,605,000	7,461,760
	Tarrant County Hospital District GO, 5.00% due 8/15/2025	500,000	509,798
[a]	Tarrant County Housing Finance Corp. (4450 Marine Creek Parkway Owner LP), Series B, 5.00% due 9/1/2028 (put 9/1/2027)	1,000,000	1,049,903
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2025 - 12/15/2032	69,065,000	74,496,642
[a]	Texas Municipal Gas Acquisition & Supply Corp. IV (Guaranty: BP plc), Series B, 5.50% due 1/1/2054 (put 1/1/2034)	1,000,000	1,137,440
	Texas Public Finance Authority (Texas Southern University) (BAM), 5.00% due 5/1/2032 - 5/1/2033	1,700,000	1,887,923
[a]	Texas State Affordable Housing Corp. (FC Juniper Creek Housing LP), 3.75% due 7/1/2044 (put 7/1/2026)	2,000,000	2,023,810
	Texas State Technical College (AGM),
	Series A,
	5.00% due 8/1/2031 - 8/1/2032	4,250,000	4,835,430
	5.25% due 8/1/2033	2,300,000	2,667,016
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2025	240,000	240,435
	Texas Water Development Board (State Water Implementation Revenue Fund for Texas), Series A, 4.00% due 10/15/2034	5,000,000	5,092,780
	Texas Woman’s University, Series A, 5.00% due 7/1/2031 - 7/1/2033	4,275,000	4,933,277
	UTAH — 0.2%
[a]	County of Utah (Intermountain Healthcare Obligated Group), Series B, 5.00% due 5/15/2060 (put 8/1/2026)	1,740,000	1,805,829
[a]	Utah Housing Corp., 3.70% due 8/1/2043 (put 8/1/2027)	1,500,000	1,513,206

222 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund  |  September 30, 2024

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE

	Utah Telecommunication Open Infrastructure Agency,
	5.00% due 6/1/2031	$600,000	$681,143
	5.25% due 6/1/2033	500,000	580,897
	VIRGINIA — 1.0%
[a]	Fairfax County Redevelopment & Housing Authority (Apah Tysons North Four LP), 5.00% due 1/1/2045 (put 1/1/2028)	2,000,000	2,118,004
[a]	Halifax County (Virginia Electric & Power Co.) IDA, Series A, 3.80% due 12/1/2041 (put 5/28/2027)	8,320,000	8,554,033
[a]	Harrisonburg Redevelopment & Housing Authority, 4.00% due 12/1/2028 (put 12/1/2026)	1,615,000	1,654,627
	Virginia Commonwealth Transportation Board,
	4.00% due 5/15/2032	2,500,000	2,541,005
	5.00% due 9/15/2028	3,945,000	4,214,692
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2029 - 1/1/2033	4,400,000	4,635,023
	WASHINGTON — 0.9%
	City of Seattle GO, 4.00% due 12/1/2032	1,000,000	1,006,138
	Clark County Public Utility District No. 1, 5.00% due 1/1/2028	500,000	539,147
	King County School District No. 414 (School Bond Guaranteed) GO, 4.00% due 12/1/2033	2,000,000	2,030,930
	State of Washington COP, Series B, 5.00% due 7/1/2032	650,000	706,385
	State of Washington GO,
	Series B, 5.00% due 2/1/2033	1,000,000	1,006,393
	Series R-2015E, 5.00% due 7/1/2032	4,000,000	4,019,288
	University of Washington, Series C, 4.00% due 12/1/2031	1,000,000	1,007,542
	Vancouver Housing Authority, 4.00% due 8/1/2034	5,000,000	5,060,985
	Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group), Series A1, 5.00% due 8/1/2031	780,000	844,619
	Washington Health Care Facilities Authority (Providence St. Joseph Health Obligated Group), Series B, 5.00% due 10/1/2030	2,500,000	2,659,380
[a]	Washington State Housing Finance Commission (Ardea Twg LLLP), 5.00% due 12/1/2043 (put 2/1/2027)	1,000,000	1,031,736
[a]	Washington State Housing Finance Commission (Camas Flats Oak Harbor 1 LLLP), Series B, 5.00% due 2/1/2028 (put 2/1/2027)	1,000,000	1,040,747
[c]	Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences), 5.125% due 7/1/2033	735,000	816,086
	Washington State Housing Finance Commission (SRMAHMILL LLC) (FNMA), 4.15% due 7/1/2034	1,400,000	1,444,848
	WISCONSIN — 2.7%
	City of Milwaukee (AGM) GO,
	5.00% due 4/1/2032 - 4/1/2033	4,845,000	5,530,786
	Series N3, 5.00% due 4/1/2031 - 4/1/2032	6,550,000	7,388,235
	County of Waushara GO, Series A, 4.50% due 6/1/2027	5,260,000	5,309,444
	Peshtigo School District, 4.75% due 3/1/2027	10,500,000	10,609,851
	Public Finance Authority (Duke Energy Progress LLC),
[a]	Series A-1, 3.30% due 10/1/2046 (put 10/1/2026)	13,980,000	14,061,559
[a]	Series A-2, 3.70% due 10/1/2046 (put 10/1/2030)	1,270,000	1,291,604
[a]	Public Finance Authority (Providence St. Joseph Health Obligated Group), Series C, 4.00% due 10/1/2041 (put 10/1/2030)	4,050,000	4,129,465
[a]	Public Finance Authority (St. John’s College), 3.00% due 10/1/2045 (put 10/1/2026)	1,535,000	1,505,570
	Racine USD, Series B, 4.125% due 4/1/2025	1,500,000	1,501,476
[a]	Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group), Series B1, 5.00% due 8/15/2054 (put 7/1/2027)	1,375,000	1,426,075
[a]	Wisconsin Health & Educational Facilities Authority (Fort Healthcare, Inc. Obligated Group), Series B, 5.00% due 10/1/2054 (put 10/3/2034)	2,820,000	3,172,232
[a]	Wisconsin Housing & EDA (East National LLC), Series J, 5.00% due 8/1/2058 (put 8/1/2026)	2,000,000	2,071,334
[a]	Wisconsin Housing & EDA (East Washington Apartments LLC), Series I, 5.00% due 11/1/2058 (put 2/1/2027)	2,250,000	2,349,018
	Wisconsin Housing & EDA Home Ownership Revenue (FHLMC, FNMA, GNMA) (Green Bond), Series B, 3.90% due 9/1/2033	1,815,000	1,846,541
	Wisconsin Housing & EDA Housing Revenue (HUD),
	Series B,
[a]	0.50% due 11/1/2050 (put 11/1/2024)	995,000	991,397
[a]	3.75% due 5/1/2054 (put 11/1/2026)	3,475,000	3,484,351
[a]	Wisconsin Housing (Flats at Bishops Woods LP) EDA, Series F, 5.00% due 12/1/2027 (put 12/1/2026)	1,000,000	1,041,176
	TOTAL LONG-TERM MUNICIPAL BONDS — 96.1% (Cost $2,321,204,075)		2,394,768,025

	SHORT-TERM MUNICIPAL BONDS — 2.9%

	FLORIDA — 0.4%
[a]	City of Gainesville Utilities System Revenue (SPA Truist Bank), Series B, 4.05% due 10/1/2042 (put 10/1/2024)	9,555,000	9,555,000
	ILLINOIS — 0.0%
[a]	Phoenix Realty Special Account-U LP (LOC Northern Trust Co.), 3.72% due 4/1/2025 (put 10/7/2024)	1,000,000	1,000,000
	INDIANA — 0.4%
[a]	Indiana Finance Authority (Franciscan Alliance, Inc. Obligated Group; LOC Barclays Bank plc), Series J-R, 4.15% due 11/1/2037 (put 10/1/2024)	9,750,000	9,750,000

See notes to financial statements.	Annual Financial Statements | 223

Schedule of Investments, Continued

Thornburg Limited Term Municipal Fund  |  September 30, 2024

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE

	NEW YORK — 1.2%
	City of New York (SPA Barclays Bank plc) GO,
[a]	Series B-4, 4.15% due 10/1/2046 (put 10/1/2024)	$780,000	$780,000
[a]	Series B-5, 4.15% due 10/1/2046 (put 10/1/2024)	2,800,000	2,800,000
[a]	Series F5, 4.15% due 6/1/2044 (put 10/1/2024)	600,000	600,000
[a]	Metropolitan Transportation Authority (LOC Barclays Bank plc), Series E-1-REMK, 4.15% due 11/15/2050 (put 10/1/2024)	5,000,000	5,000,000
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JP Morgan Chase Bank NA), Series B-4, 4.05% due 8/1/2042 (put 10/1/2024)	21,200,000	21,200,000
	OHIO — 0.1%
[a]	Ohio Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group; SPA Barclays Bank plc), 4.10% due 1/1/2043 (put 10/1/2024)	1,850,000	1,850,000
	TEXAS — 0.8%
	Port of Port Arthur Navigation District (Motiva Enterprises LLC),
[a]	4.30% due 4/1/2040 (put 10/1/2024)	17,845,000	17,845,000
[a]	Series C, 4.35% due 4/1/2040 (put 10/1/2024)	3,000,000	3,000,000
	TOTAL SHORT-TERM MUNICIPAL BONDS — 2.9% (Cost $73,380,000)		73,380,000

	TOTAL INVESTMENTS — 99.0% (Cost $2,394,584,075)		$2,468,148,025

	OTHER ASSETS LESS LIABILITIES — 1.0%		24,772,275

	NET ASSETS — 100.0%		$2,492,920,300

Footnote Legend

a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on September 30, 2024.

b	When-issued security.

c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the aggregate value of these securities in the Fund’s portfolio was $8,524,923, representing 0.34% of the Fund’s net assets.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Assured Guaranty Corp.	HFA	Health Facilities Authority
AGM	Insured by Assured Guaranty Municipal Corp.	HFFA	Health Facilities Financing Authority
AMT	Alternative Minimum Tax	HUD	Insured by Housing and Urban Development
BAM	Insured by Build America Mutual Insurance Co.	IDA	Industrial Development Authority/Agency
COP	Certificates of Participation	IDB	Industrial Development Board
DFA	Development Finance Authority/Agency	ISD	Independent School District
EDA	Economic Development Authority	JEA	Jacksonville Electric Authority
EDFA	Economic Development Financing Authority	LOC	Letter of Credit
ETM	Escrowed to Maturity	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
FHA	Insured by Federal Housing Administration	NMFA	New Mexico Finance Authority
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.	NPFG	Insured by National Public Finance Guarantee Corp.
FNMA	Collateralized by Federal National Mortgage Association	PSF-GTD	Guaranteed by Permanent School Fund
GNMA	Collateralized by Government National Mortgage Association	SOFR	Secured Overnight Financing Rate
GO	General Obligation	SPA	Stand-by Purchase Agreement
GRT	Gross Receipts Tax	USD	Unified School District
HDA	Housing Development Authority

224 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments

Thornburg Intermediate Municipal Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	LONG-TERM MUNICIPAL BONDS — 96.0%

	ALABAMA — 4.3%
[a]	Black Belt Energy Gas District (Guaranty: Morgan Stanley Group), Series C-1, 5.25% due 2/1/2053 (put 6/1/2029)	$4,000,000	$4,306,416
[a]	Black Belt Energy Gas District (Guaranty: Royal Bank of Canada), Series B, 5.25% due 12/1/2053 (put 12/1/2030)	1,375,000	1,513,903
[a]	Chatom (PowerSouth Energy Cooperative; SPA National Rural Utilities Cooperative Finance) IDB, Series A, 3.85% due 8/1/2037 (put 2/1/2025)	3,250,000	3,451,539
[a]	Energy Southeast A Cooperative District (Guaranty: Morgan Stanley Group), Series B, 5.25% due 7/1/2054 (put 6/1/2032)	3,110,000	3,440,058
	Homewood Educational Building Authority (CHF - Horizons I LLC), Series A, 5.50% due 10/1/2042 - 10/1/2044	3,195,000	3,501,639
[a]	Southeast Alabama Gas Supply District (Guaranty: Morgan Stanley Group), 5.00% due 6/1/2049 (put 5/1/2032)	4,750,000	5,165,103
[a]	Southeast Alabama Gas Supply District (Guaranty: Pacific Life Insurance Co.), Series A, 5.00% due 8/1/2054 (put 4/1/2032)	5,000,000	5,451,300
[a]	Southeast Energy Authority A Cooperative District, Series B, 5.00% due 1/1/2054 (put 6/1/2030)	5,000,000	5,398,500
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group), Series A-1, 5.50% due 1/1/2053 (put 12/1/2029)	6,000,000	6,534,120
	UAB Medicine Finance Authority (UAB Medicine Obligated Group), Series B, 5.00% due 9/1/2034	5,430,000	5,622,781
	ALASKA — 0.1%
	State of Alaska International Airports System AMT, Series C, 5.00% due 10/1/2029	750,000	809,492
	ARIZONA — 1.3%
	Arizona (Scottsdale Lincoln Hospitals) HFA, Series A, 5.00% due 12/1/2031	2,500,000	2,508,663
	Arizona Board of Regents (University of Arizona SPEED), 5.00% due 8/1/2029	1,000,000	1,001,556
[a]	Chandler (Intel Corp.) IDA AMT, 4.00% due 6/1/2049 (put 6/1/2029)	5,000,000	5,056,500
	City of Phoenix Civic Improvement Corp. (Phoenix Airport Revenue) AMT, Series A, 5.00% due 7/1/2031	2,200,000	2,287,650
	County of Pima (GNMA) IDA, Series C, 4.60% due 7/1/2044	725,000	736,214
	Salt Verde Financial Corp. (Gas Supply Acquisition; Guaranty: Citigroup, Inc.), 5.25% due 12/1/2028	770,000	828,355
	Yavapai County (Waste Management, Inc.) IDA AMT, 1.30% due 6/1/2027	750,000	693,118
	ARKANSAS — 0.1%
	County of Pulaski (Arkansas Children’s Hospital), 5.00% due 3/1/2042 - 3/1/2043	1,000,000	1,092,334
	CALIFORNIA — 4.2%
	California (Adventist Health System/West) HFFA, Series A, 5.00% due 3/1/2026	2,815,000	2,817,899
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 8/15/2032 - 8/15/2033	950,000	993,137
[a]	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	3,250,000	3,511,641
	California Infrastructure & Economic Development Bank (King City Joint Union High School District), 5.75% due 8/15/2029	1,500,000	1,501,751
[a]	California Municipal Finance Authority (Republic Services, Inc.) AMT, Series B, 4.15% due 7/1/2051 (put 1/15/2025)	3,000,000	3,010,008
[a]	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT, 3.95% due 10/1/2045 (put 12/2/2024)	5,000,000	4,997,715
[a,b]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, 4.05% due 7/1/2043 (put 2/18/2025)	1,000,000	988,602
[a]	California Pollution Control Financing Authority (Waste Management, Inc.) AMT, Series A, 4.25% due 11/1/2038 (put 7/2/2029)	2,000,000	2,065,882
	City of Los Angeles Department of Airports AMT,
	Series A, 4.75% due 5/15/2040	1,500,000	1,510,147
	Series B, 5.00% due 5/15/2034	1,750,000	1,791,226
	Series C, 5.00% due 5/15/2033	2,000,000	2,229,754
	Series D, 5.00% due 5/15/2041	4,000,000	4,023,724
	City of San Mateo (City of San Mateo Community Facilities District No. 2008-1) (BAM), 5.25% due 9/1/2040	5,000,000	5,639,300
	Delano Financing Authority (City of Delano Police Station & Woollomes Avenue Bridge), Series A, 5.00% due 12/1/2025	1,340,000	1,342,017
	Franklin-McKinley School District (NPFG) GO, 5.25% due 8/1/2027	1,000,000	1,078,428
	Fresno (Educational Facilities & Improvements) (NPFG) USD GO, Series A, 6.00% due 8/1/2026	470,000	481,416
	M-S-R Energy Authority (Guaranty: Citigroup Global Markets), Series B, 6.125% due 11/1/2029	1,865,000	2,022,440
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2032 - 8/1/2034 (pre-refunded 8/1/2025)	3,000,000	3,064,029
	COLORADO — 0.9%
	City & County of Denver Airport System Revenue AMT, Series A, 5.00% due 11/15/2041	1,660,000	1,803,768
	Colorado (CommonSpirit Health Obligated Group) HFA,
	5.00% due 11/1/2041	1,500,000	1,644,024
	Series A-2, 5.00% due 8/1/2038	1,000,000	1,060,484
	Colorado Housing & Finance Authority (Fitz Affordable Owner LLC) (FNMA) (Green Bond), Series A, 4.48% due 3/1/2044	2,000,000	2,005,208
	Colorado School of Mines (AGM) (Green Bond), Series A, 5.00% due 12/1/2039 - 12/1/2043	1,310,000	1,436,016
	Denver City & County Housing Authority (Three Towers Rehabilitation) (AGM) AMT, 5.20% due 11/1/2027	1,025,000	1,026,157
	CONNECTICUT — 2.3%
	City of Hartford (Various Public Improvements) (AGM) GO, Series A, 5.00% due 7/1/2031	1,700,000	1,722,676
	City of New Haven (BAM) GO, 5.25% due 8/1/2043	1,900,000	2,165,578
	State of Connecticut (Various Capital Projects) GO, Series B, 5.00% due 5/15/2027	1,000,000	1,037,655
	State of Connecticut GO,
	Series A, 5.00% due 4/15/2033 - 4/15/2035	12,415,000	13,369,206
	Series C, 5.00% due 6/15/2028 - 6/15/2029	1,890,000	2,059,627
	Series E, 5.00% due 9/15/2033	2,650,000	2,890,342

See notes to financial statements.	Annual Financial Statements | 225

Schedule of Investments, Continued

Thornburg Intermediate Municipal Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	DELAWARE — 0.1%
	Delaware State Housing Authority (FHLMC, FNMA, GNMA), Series C, 4.45% due 7/1/2044	$1,000,000	$1,015,085
	DISTRICT OF COLUMBIA — 0.7%
	Metropolitan Washington Airports Authority (Dulles Toll Road Revenue) (AGC), Series B, Zero Coupon due 10/1/2024	5,000,000	4,999,585
	Metropolitan Washington Airports Authority Aviation Revenue AMT, Series A, 4.00% due 10/1/2041	1,750,000	1,729,735
	FLORIDA — 4.5%
	Broward County School Board (Educational Facilities) COP, Series B, 5.00% due 7/1/2032	200,000	202,767
	City of Lakeland (Electric Power System Smart Grid Project), 5.25% due 10/1/2036	2,770,000	3,291,214
	City of Lakeland (Electric Power System Smart Grid Project) (AGM), 5.25% due 10/1/2027	3,680,000	3,968,987
	City of Orlando (Senior Tourist Development) (AGM), Series A, 5.00% due 11/1/2036	935,000	986,519
	County of Broward (Airport System Improvements) AMT, 5.00% due 10/1/2037	1,000,000	1,027,556
	County of Broward Airport System Revenue AMT, 5.00% due 10/1/2042	2,850,000	2,926,674
	County of Broward Port Facilities Revenue AMT,
	5.00% due 9/1/2037 - 9/1/2041	2,050,000	2,235,605
	Series B, 4.00% due 9/1/2039	1,500,000	1,509,244
	County of Miami-Dade, Series A, 5.00% due 4/1/2043	500,000	547,812
	County of Miami-Dade (Miami International Airport), Series B, 5.00% due 10/1/2028 - 10/1/2031	5,335,000	5,344,256
	County of Miami-Dade Aviation Revenue AMT,
	Series A, 5.00% due 10/1/2032 - 10/1/2035	4,000,000	4,003,914
	Series B, 5.00% due 10/1/2040	4,500,000	4,651,231
	County of Miami-Dade Seaport Department AMT, Series A, 5.00% due 10/1/2041 - 10/1/2042	3,050,000	3,237,146
	Miami-Dade County (Nicklaus Children’s Hospital) HFA, 5.00% due 8/1/2035 - 8/1/2037	3,405,000	3,552,850
	Orange County (Presbyterian Retirement Communities Inc Obligated Group) HFA, 5.00% due 8/1/2040	1,750,000	1,768,816
	Orange County Convention Center (Tourist Development), Series A, 5.00% due 10/1/2031	2,000,000	2,079,844
	Palm Beach County (Boca Raton Regional Hospital) HFA, 5.00% due 12/1/2025 (pre-refunded 12/1/2024)	500,000	501,717
	Palm Beach County (Jupiter Medical Center Obligated Group) HFA, Series A, 5.00% due 11/1/2040 - 11/1/2041	715,000	743,583
	Palm Beach County Housing Finance Authority (Lake Worth Towers Preservation LP) (FNMA), 4.85% due 6/1/2041	1,335,937	1,451,766
	School District of Manatee County (School Facilities Improvement) (AGM), 5.00% due 10/1/2032	2,250,000	2,356,875
	GEORGIA — 5.3%
	Athens-Clarke County Unified Government Development Authority (UGAREF Bolton Commons LLC), 5.00% due 6/15/2025 - 6/15/2028	1,835,000	1,837,927
[c]	Atlanta Urban Residential Finance Authority (Flats at Stone Hogan LP) (FNMA), Series A, 4.37% due 5/1/2044	3,000,000	2,999,982
	Georgia Housing & Finance Authority, Series B, 5.05% due 12/1/2043	1,470,000	1,573,329
[a]	Main Street Natural Gas, Inc. (Guaranty: Citigroup Global Markets), Series C, 5.00% due 12/1/2054 (put 12/1/2031)	3,400,000	3,695,902
[a]	Main Street Natural Gas, Inc. (Guaranty: Citigroup, Inc.), Series D, 5.00% due 5/1/2054 (put 12/1/2030)	5,000,000	5,389,550
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2034 - 5/15/2043	15,410,000	17,025,894
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
[a]	Series A, 5.00% due 5/1/2054 (put 9/1/2031)	7,840,000	8,562,064
[a]	Series B, 5.00% due 7/1/2053 (put 3/1/2030)	2,000,000	2,153,640
[a]	Series E-1, 5.00% due 12/1/2053 (put 6/1/2031)	8,000,000	8,703,680
	Municipal Electric Authority of Georgia, Series A, 5.00% due 1/1/2034	2,295,000	2,461,982
	GUAM — 0.1%
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2024	1,350,000	1,350,072
	IDAHO — 0.6%
	Idaho Housing & Finance Association (FHLMC, FNMA, GNMA),
	Series A, 4.45% due 1/1/2044	1,990,000	2,013,597
	Series C, 4.65% due 7/1/2043	3,485,000	3,615,071
	ILLINOIS — 12.6%
	Chicago Board of Education Dedicated Capital Improvement Tax, 5.50% due 4/1/2042 - 4/1/2043	2,375,000	2,628,215
	Chicago O’Hare International Airport,
	Series C, 5.00% due 1/1/2038	2,920,000	2,978,274
	Series D, 4.00% due 1/1/2035	430,000	430,441
	Chicago O’Hare International Airport (2017 Airport Projects), Series B, 5.00% due 1/1/2035	4,400,000	4,579,216
	Chicago Park District (Capital Improvement Plan) GO, Series B, 5.00% due 1/1/2025	1,000,000	1,001,635
	City of Chicago (Chicago O’Hare International Airport Customer Facility Charge Revenue) (BAM), 5.25% due 1/1/2043	1,500,000	1,656,547
	City of Chicago (Chicago O’Hare International Airport) AMT, Series A, 5.00% due 1/1/2028	1,475,000	1,479,913
	City of Chicago (Wastewater Transmission System), Series C, 5.00% due 1/1/2033	500,000	501,934
	City of Chicago (Water System), Series A-1, 5.00% due 11/1/2024	1,000,000	1,001,658
	City of Chicago (Water System) (AGM), Series 2017-2, 5.00% due 11/1/2036 - 11/1/2037	5,500,000	5,769,498
	City of Chicago (Water System) (BHAC, AMBAC), 5.75% due 11/1/2030	1,100,000	1,198,864

226 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Intermediate Municipal Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	City of Chicago GO,
	Series A,
	5.625% due 1/1/2031	$1,585,000	$1,657,799
	6.00% due 1/1/2038	7,500,000	7,842,300
	City of Chicago Wastewater Transmission Revenue,
	Series C,
	5.00% due 1/1/2028 - 1/1/2029	3,880,000	3,897,093
	5.00% due 1/1/2028 - 1/1/2029 (pre-refunded 1/1/2025)	3,985,000	4,005,611
	City of Joliet (Rock Run Crossing Project) (BAM) GO, 5.50% due 12/15/2042	2,750,000	3,103,716
	Cook County Community College District No. 508 (City Colleges of Chicago) (BAM) GO, 5.00% due 12/1/2043	1,650,000	1,791,247
	County of Cook Sales Tax Revenue,
	5.00% due 11/15/2038	435,000	455,957
	Series A, 5.00% due 11/15/2036 - 11/15/2038	3,160,000	3,452,328
	Illinois (FHLMC, FNMA, GNMA) (Green Bond) HDA,
	Series C, 4.70% due 10/1/2044	1,000,000	1,023,173
	Series K, 5.25% due 10/1/2043	2,000,000	2,144,304
	Illinois Finance Authority (Ascension Health Credit Group),
	Series C,
	4.00% due 2/15/2033	800,000	815,670
	5.00% due 2/15/2041	1,305,000	1,345,054
	Illinois Finance Authority (Carle Foundation Obligated Group), Series A, 5.00% due 8/15/2034	1,700,000	1,911,432
	Illinois Finance Authority (Silver Cross Hospital & Medical Centers), Series C, 5.00% due 8/15/2035	1,500,000	1,513,437
	Monroe & St. Clair Counties Community Unit School District No. 5 (BAM) GO, 5.00% due 4/15/2027 - 4/15/2031	6,285,000	6,449,379
	Moultrie Shelby & Coles Counties Community Unit School District No. 300 (BAM) GO, 5.00% due 12/1/2043 - 12/1/2044	1,875,000	1,954,002
	Regional Transportation Authority (AGM), Series A, 5.75% due 6/1/2034	1,400,000	1,682,671
	Sales Tax Securitization Corp.,
	Series A,
	4.00% due 1/1/2038	2,000,000	2,044,026
	5.00% due 1/1/2029 - 1/1/2040	5,350,000	5,654,194
	Sales Tax Securitization Corp. (BAM), Series A, 5.00% due 1/1/2038	3,075,000	3,241,210
	Sales Tax Securitization Corp. (Green Bond), Series A, 5.00% due 1/1/2044	1,000,000	1,061,284
	Southern Illinois University (BAM),
	Series A,
	4.00% due 4/1/2035	600,000	604,800
	5.00% due 4/1/2037 - 4/1/2042	2,040,000	2,190,105
	State of Illinois (AGM) GO, 5.00% due 4/1/2036	500,000	503,080
	State of Illinois (BAM) GO, 4.00% due 6/1/2041	1,280,000	1,269,559
	State of Illinois GO,
	5.00% due 2/1/2039	670,000	674,374
	5.50% due 5/1/2039	1,500,000	1,656,091
	Series A, 5.00% due 12/1/2034 - 5/1/2040	12,810,000	13,784,644
	Series B,
	4.00% due 11/1/2038	2,170,000	2,170,022
	5.25% due 5/1/2043	3,500,000	3,826,942
	Series D, 5.00% due 11/1/2027 - 11/1/2028	4,250,000	4,508,686
	State of Illinois Sales Tax Revenue, Series B, 5.00% due 6/15/2030 - 6/15/2032	12,165,000	12,994,647
	Tazewell County School District (NPFG) GO Partial ETM, 9.00% due 12/1/2024	1,205,000	1,217,022
	Will County School District No. 114 Manhattan (BAM) GO,
	5.25% due 1/1/2040 - 1/1/2041	1,000,000	1,117,907
	5.50% due 1/1/2043	2,000,000	2,247,900
	INDIANA — 3.4%
	Brownsburg 1999 School Building Corp. (Brownsburg Community School Corp.) (State Intercept), 5.00% due 1/15/2042	1,000,000	1,094,101
[a]	City of Mount Vernon (Southern Indiana Gas & Electric Co.) AMT, 4.25% due 9/1/2055 (put 9/1/2028)	2,000,000	2,003,222
	City of Whiting (BP Products North America, Inc.; Guaranty: BP plc) AMT,
[a]	5.00% due 11/1/2047 (put 11/1/2024)	250,000	250,065
[a]	Series A, 5.00% due 12/1/2044 (put 6/5/2026)	1,110,000	1,137,444
	Indiana (Ascension Health Credit Group) HFFA, Series 2001-A-1, 5.00% due 11/15/2036	4,000,000	4,076,664
	Indiana Finance Authority (CWA Authority, Inc.), Series A, 5.00% due 10/1/2035	500,000	571,438
	Indiana Finance Authority (Ohio Valley Electric Corp.), Series A, 4.25% due 11/1/2030	8,000,000	8,359,896
	Indiana Finance Authority (Reid Hospital & Health Care Services, Inc. Obligated Group) (AGM), 5.00% due 1/1/2041 - 1/1/2042	2,000,000	2,159,766
[a]	Indiana Finance Authority (Republic Services, Inc.) AMT, Series A, 3.95% due 5/1/2028 (put 12/2/2024)	2,500,000	2,487,135

See notes to financial statements.	Annual Financial Statements | 227

Schedule of Investments, Continued

Thornburg Intermediate Municipal Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	Indiana Finance Authority (Southern Indiana Gas & Electric Co.) AMT,
[a]	Series A, 4.00% due 3/1/2038 (put 8/1/2028)	$1,500,000	$1,539,625
[a]	Series B, 4.00% due 5/1/2043 (put 8/1/2028)	2,500,000	2,563,007
	Indiana Housing & Community Development Authority (FHLMC, FNMA, GNMA) (Green Bond), Series B-1, 4.65% due 7/1/2044	2,000,000	2,047,198
	Indiana Municipal Power Agency, Series C, 5.00% due 1/1/2036	1,000,000	1,030,886
	IPS Multi-School Building Corp. (Indianapolis Board of School Commissioners) (State Intercept) (Green Bond), 5.50% due 7/15/2042	1,000,000	1,135,477
	Mount Vernon of Hancock County Multi-School Building Corp. (State Intercept), 5.50% due 1/15/2042	1,000,000	1,127,742
	Noblesville Redevelopment Authority, 5.50% due 7/15/2041	1,000,000	1,133,135
	Silver Creek School Building Corp. (State Intercept), 5.25% due 1/15/2042	2,000,000	2,230,494
	IOWA — 1.3%
[a]	Iowa Finance Authority (Iowa Fertilizer Co. LLC; Guaranty: OCI NV), 5.00% due 12/1/2050 (pre-refunded 12/1/2032)	3,000,000	3,493,686
	Iowa Finance Authority (UnityPoint Health), Series C, 5.00% due 2/15/2030 - 2/15/2032	4,100,000	4,105,282
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	5,350,000	5,476,870
	KENTUCKY — 3.3%
[a]	County of Trimble (Louisville Gas & Electric Co.) AMT, Series A, 4.70% due 6/1/2054 (put 6/1/2027)	1,250,000	1,267,223
	Kentucky (Baptist Healthcare System Obligated Group) EDFA, Series B, 5.00% due 8/15/2041	5,000,000	5,136,520
	Kentucky Housing Corp. (FHLMC, FNMA, GNMA), Series A, 4.35% due 7/1/2044	1,500,000	1,507,213
[a]	Kentucky Public Energy Authority (Guaranty: BP Corp. North America, Inc.), Series B, 5.00% due 1/1/2055 (put 8/1/2032)	8,000,000	8,789,200
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group),
	Series A-1,
[a]	4.00% due 8/1/2052 (put 8/1/2030)	1,220,000	1,251,109
[a]	5.25% due 4/1/2054 (put 2/1/2032)	10,000,000	11,100,680
	Kentucky State Property & Building Commission,
	Series A,
	4.00% due 11/1/2035	1,000,000	1,021,857
	5.25% due 6/1/2039	3,000,000	3,419,637
	LOUISIANA — 0.3%
	Jefferson Sales Tax District (AGM), Series B, 5.00% due 12/1/2034	1,000,000	1,059,515
	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), Series A, 5.00% due 5/15/2035 - 5/15/2037	1,925,000	2,073,456
	MAINE — 0.1%
	Maine Health & Higher Educational Facilities Authority (AGM), Series A, 5.00% due 7/1/2041 - 7/1/2043	625,000	688,521
	MASSACHUSETTS — 0.1%
	Massachusetts Bay Transportation Authority Assessment Revenue (Transportation Capital Program), Series A, 5.25% due 7/1/2030	1,000,000	1,145,071
	MICHIGAN — 2.0%
	Detroit City School District (School Building & Site Improvement) (AGM, Q-SBLF) GO, Series A, 5.25% due 5/1/2026	3,150,000	3,276,923
	Detroit City School District (School Building & Site) (AGM, Q-SBLF) GO, Series A, 5.25% due 5/1/2027	1,100,000	1,173,672
	Kalamazoo Hospital Finance Authority (Bronson Health Care Group Obligated Group), 4.00% due 5/15/2036	1,985,000	1,989,494
	Kalamazoo Hospital Finance Authority (Bronson Healthcare), Series A, 5.25% due 5/15/2026	75,000	75,109
	Michigan Finance Authority (BHSH System Obligated Group), Series A, 5.00% due 4/15/2036	2,000,000	2,249,922
	Michigan Finance Authority (Government Loan Program), Series F, 5.00% due 4/1/2026	680,000	681,041
	Michigan Finance Authority (Henry Ford Health System Obligated Group), 4.00% due 11/15/2035	450,000	451,488
	Michigan Finance Authority (Trinity Health Corp. Obligated Group),
	Series A, 4.00% due 12/1/2040	6,200,000	6,148,205
	Series A-MI, 4.00% due 12/1/2036	1,445,000	1,455,050
	Michigan HDA, Series B, 2.95% due 12/1/2039	2,000,000	1,804,600
	Wayne County Airport Authority (AGM) AMT, Series B, 5.50% due 12/1/2043	675,000	755,342
	MINNESOTA — 0.7%
	City of Coon Rapids (Mississippi View Housing Partners LP) (FNMA), Series M, 5.60% due 12/1/2039	1,495,262	1,645,362
	Dakota County Community Development Agency (Roers Burnsville Affordable Apartments Owner LLC) (FNMA), 4.20% due 5/1/2043	1,000,000	999,365
	Duluth Multifamily Tax-Exempt Mtg (Steele Pennel Park LLC) HDA, Series 2024-08FN Class PT, 4.50% due 8/1/2041	4,597,934	4,734,599
	MISSISSIPPI — 1.0%
[a]	County of Warren (International Paper Co.), Series A, 1.375% due 5/1/2034 (put 6/16/2025)	1,625,000	1,594,619
	Mississippi Development Bank (Jackson Public School District) (BAM), 5.25% due 10/1/2037 - 10/1/2038	5,250,000	5,648,317
	Mississippi Home Corp. (FHLMC, FNMA, GNMA), Series A, 4.375% due 12/1/2044	3,000,000	3,003,684
	MISSOURI — 0.1%
	Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group), Series A, 5.25% due 2/1/2044	700,000	760,275
	MONTANA — 0.2%
	Montana Board of Housing, Series B, 4.80% due 12/1/2043	2,000,000	2,096,984

228 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Intermediate Municipal Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	NEBRASKA — 0.4%
[a]	Central Plains Energy Project (Guaranty: Bank of Montreal), Series A, 5.00% due 5/1/2054 (put 11/1/2029)	$2,000,000	$2,146,420
	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.),
[a]	Series 1, 5.00% due 5/1/2053 (put 10/1/2029)	500,000	532,555
	Series A, 5.00% due 9/1/2031	1,000,000	1,080,886
	NEVADA — 0.4%
	Carson City (Carson Tahoe Regional Healthcare), Series A, 5.00% due 9/1/2037	1,060,000	1,095,613
	City of Las Vegas Special Improvement District No. 814 (Summerlin Village 21 & 24A), 4.00% due 6/1/2039 - 6/1/2044	1,015,000	879,615
[a]	County of Washoe (Sierra Pacific Power Co.) AMT, Series F, 4.125% due 3/1/2036 (put 10/1/2029)	1,000,000	1,033,810
	Reno-Tahoe Airport Authority AMT, Series A, 5.25% due 7/1/2044	1,000,000	1,080,243
	NEW JERSEY — 3.9%
	New Jersey (New Jersey Transit Corp.) EDA, Series A, 5.25% due 11/1/2042	4,000,000	4,476,440
	New Jersey (School Facilities Construction) (AMBAC) EDA, Series N-1, 5.50% due 9/1/2026	3,000,000	3,159,039
	New Jersey (School Facilities Construction) (NPFG) EDA, Series N1, 5.50% due 9/1/2027	1,700,000	1,837,802
	New Jersey (State of New Jersey Department of the Treasury) EDA, Series EEE, 5.00% due 6/15/2043	545,000	574,975
	New Jersey Health Care Facilities Financing Authority (Virtua Health Obligated Group), 5.00% due 7/1/2027 - 7/1/2028	2,815,000	2,819,240
	New Jersey Higher Education Student Assistance Authority AMT,
	Series A, 5.00% due 12/1/2032	1,500,000	1,642,554
	Series B, 5.00% due 12/1/2032	750,000	821,036
	New Jersey Transportation Trust Fund Authority,
	Series A, 5.00% due 12/15/2032 - 12/15/2035	5,300,000	5,669,642
	Series AA,
	5.00% due 6/15/2035 - 6/15/2040	1,800,000	1,977,429
	5.25% due 6/15/2043	3,100,000	3,311,017
	Series BB-1, 5.00% due 6/15/2034	2,000,000	2,159,708
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements), Series A, 5.00% due 6/15/2031	1,000,000	1,031,079
	New Jersey Transportation Trust Fund Authority (Transportation Program Bonds),
	Series AA, 5.00% due 6/15/2038	3,500,000	3,736,407
	Series CC, 5.00% due 6/15/2042	3,750,000	4,128,270
	New Jersey Transportation Trust Fund Authority (Transportation System), Series A, 5.00% due 12/15/2034 - 12/15/2039	2,000,000	2,158,414
	NEW MEXICO — 1.3%
	Albuquerque Municipal School District No. 12 (State Aid Withholding) GO, Series A, 5.00% due 8/1/2035	500,000	558,411
[a]	City of Farmington (Public Service Co. of New Mexico), Series E, 3.875% due 6/1/2040 (put 6/1/2029)	2,000,000	2,061,836
	City of Santa Fe (El Castillo Retirement Residences Obligated Group), 4.50% due 5/15/2027	1,000,000	1,000,348
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group),
	Series A, 5.00% due 7/1/2033	360,000	366,744
	Series LA, 5.00% due 7/1/2032	575,000	586,330
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group), Series A, 5.00% due 8/1/2036 - 8/1/2037	1,955,000	2,121,954
	New Mexico Institute of Mining & Technology (Campus Buildings Acquisition & Improvements) (AGM), 4.00% due 12/1/2035 - 12/1/2040	1,910,000	1,943,482
	New Mexico Mortgage Finance Authority (FHLMC, FNMA, GNMA),
	Series A Class I, 4.50% due 9/1/2044	2,965,000	3,016,549
	Series E Class I, 4.45% due 9/1/2044	970,000	981,626
	Village of Los Ranchos de Albuquerque (Albuquerque Academy), 4.00% due 9/1/2040	825,000	807,509
	NEW YORK — 6.8%
	Build NYC Resource Corp. (Kipp NYC Public Charter Schools) (Green Bond), 5.00% due 7/1/2042	2,300,000	2,403,505
	City of Long Beach (BAM) GO, Series B, 5.25% due 7/15/2042	1,000,000	1,077,990
	City of New York (City Budget Financial Management) GO,
	Series G, 5.00% due 8/1/2027	4,530,000	4,540,723
	Series J, 5.00% due 8/1/2030 - 8/1/2031	9,000,000	9,011,917
	City of New York GO,
	Series A, 5.00% due 8/1/2039	500,000	541,605
	Series D-1, 5.25% due 5/1/2040 - 5/1/2041	2,500,000	2,838,376
	Dutchess County Local Development Corp. (Tompkins Terrace Housing LP) (FNMA) (Green Bond), 5.00% due 10/1/2040	3,100,000	3,444,026
	Metropolitan Transportation Authority,
	Series D, 5.00% due 11/15/2030 - 11/15/2035	8,295,000	8,671,741
	Series D-1, 5.00% due 11/15/2031	2,285,000	2,332,425
	Metropolitan Transportation Authority (Green Bond), Series A1, 5.00% due 11/15/2035 - 11/15/2036	1,820,000	1,888,222
	New York City Housing Development Corp. (CSA Preservation Partners LLC) (HUD) (Green Bond), Series A, 4.45% due 8/1/2043	1,500,000	1,513,046
	New York City Housing Development Corp. (HUD) (Green Bond), Series B, 5.05% due 11/1/2043	4,250,000	4,492,590

See notes to financial statements.	Annual Financial Statements | 229

Schedule of Investments, Continued

Thornburg Intermediate Municipal Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	New York City Transitional Finance Authority Future Tax Secured Revenue,
	Series A, 5.00% due 11/1/2036	$1,230,000	$1,368,740
	Series A2, 5.00% due 5/1/2039	1,000,000	1,080,237
	Series A-3, 4.00% due 8/1/2042	2,500,000	2,504,280
	New York State Dormitory Authority (BAM), Series A, 5.00% due 10/1/2042	5,000,000	5,395,230
	New York State Thruway Authority (State of New York Personal Income Tax Revenue), 5.00% due 3/15/2041	1,500,000	1,679,522
	New York State Urban Development Corp. (State of New York Personal Income Tax Revenue), Series A, 5.00% due 3/15/2041 - 3/15/2042	4,300,000	4,715,769
	Port Authority of New York & New Jersey AMT,
	Series 186, 5.00% due 10/15/2037	3,000,000	3,002,616
	Series 207, 5.00% due 9/15/2030	1,400,000	1,481,536
	State of New York Mortgage Agency (SONYMA) (Green Bond) AMT , Series 253, 4.70% due 10/1/2038	990,000	1,003,622
	State of New York Mortgage Agency (SONYMA) AMT (Green Bond), Series 248, 4.05% due 10/1/2031	2,035,000	2,035,665
	Triborough Bridge & Tunnel Authority, Series D, 5.00% due 11/15/2033	250,000	282,884
	Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue), Series A, 4.00% due 5/15/2040	1,500,000	1,537,028
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2029	250,000	259,831
	NORTH CAROLINA — 1.0%
	Charlotte-Mecklenburg Hospital Authority (Carolinas HealthCare System), Series A, 5.00% due 1/15/2028	2,190,000	2,193,300
	City of Shelby (Standard Laurel Venture LP) (FNMA), 4.25% due 8/1/2040	2,100,000	2,142,408
	Greater Asheville Regional Airport Authority (AGM) AMT, 5.25% due 7/1/2042 - 7/1/2043	1,450,000	1,596,955
	North Carolina Medical Care Commission (Plantation Village Obligated Group), Series A, 4.00% due 1/1/2041	1,020,000	948,365
	North Carolina Medical Care Commission (Vidant Health), 5.00% due 6/1/2030 (pre-refunded 6/1/2025)	3,000,000	3,043,545
	OHIO — 1.3%
	Cincinnati City School District (School Improvement Project) COP, 5.00% due 12/15/2031 (pre-refunded 12/15/2024)	3,075,000	3,088,044
	City of Cleveland (Various Municipal Capital Improvements) GO, 5.00% due 12/1/2024	1,000,000	1,001,645
	City of Cleveland GO, 5.00% due 12/1/2026	15,000	15,023
	Cleveland-Cuyahoga County Port Authority (County Administration Offices), 5.00% due 7/1/2025	1,780,000	1,810,044
	Northeast Ohio Medical University (BAM),
	5.00% due 12/1/2038 - 12/1/2041	2,420,000	2,617,348
	Series B, 4.00% due 12/1/2038 - 12/1/2042	1,860,000	1,791,331
	Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group), 5.25% due 1/1/2037	840,000	930,065
	Ohio Housing Finance Agency (FHLMC, FNMA, GNMA) (Green Bond), Series B, 4.80% due 9/1/2043	965,000	965,696
	Polaris Career Center COP, 5.00% due 11/1/2041	1,150,000	1,167,747
	OKLAHOMA — 0.9%
	Clinton Public Works Authority, 5.00% due 10/1/2039	3,335,000	3,643,828
	Muskogee Industrial Trust (Muskogee County No. 20) ISD, 5.00% due 9/1/2025	850,000	860,233
	Oklahoma County Finance Authority (Oklahoma County ISD No. 4 Choctaw-Nicoma Park), 4.00% due 9/1/2038	5,000,000	5,116,835
	OREGON — 0.3%
	Salem Hospital Facility Authority (Capital Manor, Inc. Obligated Group), 4.00% due 5/15/2040	500,000	460,811
	State of Oregon Housing & Community Services Department (VBT Redmond Landing LP) (FNMA), Series K-1, 4.33% due 11/1/2043	3,000,000	3,004,053
	PENNSYLVANIA — 6.1%
	Allegheny County Hospital Development Authority (UPMC Obligated Group), Series A, 4.00% due 7/15/2038	1,415,000	1,424,871
	City of Philadelphia (Pennsylvania Gas Works), Series 14, 5.00% due 10/1/2034	500,000	518,345
	City of Philadelphia (Philadelphia Gas Works), Series 15, 5.00% due 8/1/2042	2,500,000	2,597,625
	City of Philadelphia Airport Revenue (AGM) AMT, 4.00% due 7/1/2041	2,000,000	1,980,180
	City of Philadelphia Airport Revenue AMT,
	Series B, 5.00% due 7/1/2033 - 7/1/2037	2,250,000	2,311,342
	Series C, 5.00% due 7/1/2032	1,380,000	1,483,623
	City of Pittsburgh (Capital Projects) GO, 5.00% due 9/1/2035 - 9/1/2036	1,215,000	1,284,438
	County of Luzerne (AGM) GO, Series A, 5.00% due 11/15/2029	3,000,000	3,066,687
	Luzerne County (AGM) IDA GO, 5.00% due 12/15/2025	545,000	559,360
	Monroeville Financing Authority (University of Pittsburgh Medical Center), 5.00% due 2/15/2026	3,490,000	3,597,199
[a]	Montgomery County (Constellation Energy Generation LLC) IDA AMT, Series C, 4.45% due 10/1/2034 (put 4/3/2028)	1,000,000	1,021,746
	Pennsylvania (Pennsylvania Department of Transportation) EDFA AMT, 5.50% due 6/30/2043	6,000,000	6,601,962
	Pennsylvania (Presbyterian Homes Obligated Group) EDFA, Series B-2, 5.00% due 7/1/2042	1,250,000	1,324,111
	Pennsylvania (UPMC Obligated Group) EDFA,
	Series A,
	4.00% due 10/15/2037	1,000,000	1,023,274
	5.00% due 2/15/2036	1,000,000	1,111,077
[a]	Pennsylvania (Waste Management, Inc.; Guaranty: Waste Management Holdings) EDFA AMT, Series A, 4.25% due 8/1/2038 (put 8/1/2025)	10,000,000	10,054,260
	Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group), Series A, 4.00% due 8/15/2042	1,000,000	998,760
	Pennsylvania Housing Finance Agency (Cambridge Community Partners LP) (FNMA, HUD) (Green Bond), Series A, 5.55% due 11/1/2042	1,100,000	1,287,390
	Pennsylvania Housing Finance Agency AMT (Green Bond), 5.00% due 4/1/2027	1,500,000	1,554,393

230 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Intermediate Municipal Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	Pennsylvania State Public School Building Authority (Philadelphia School District) (AGM, State Aid Withholding), Series B, 5.00% due 6/1/2027	$5,000,000	$5,304,580
	Pennsylvania Turnpike Commission, Series 2, 5.00% due 12/1/2036	1,150,000	1,212,153
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2032 - 4/1/2036	11,125,000	11,652,496
	RHODE ISLAND — 0.6%
	Rhode Island Housing & Mortgage Finance Corp. (GNMA) (Green Bond), Series 81-A, 5.25% due 10/1/2043	2,000,000	2,169,756
	State of Rhode Island & Providence Plantations (Training School Project) COP, Series B, 5.00% due 10/1/2024	3,595,000	3,595,212
	SOUTH CAROLINA — 2.5%
	City of Myrtle Beach (Municipal Sports Complex), Series B, 5.00% due 6/1/2028 - 6/1/2030	2,000,000	2,002,851
[a]	Patriots Energy Group Financing Agency (Guaranty: Royal Bank of Canada), Series B-1, 5.25% due 2/1/2054 (put 3/1/2031)	6,000,000	6,591,900
[a]	Patriots Energy Group Financing Agency (Guaranty: Sumitomo Mitsui Banking Corp.), Series A1, 5.25% due 10/1/2054 (put 8/1/2031)	9,500,000	10,336,124
[a]	South Carolina Jobs-EDA (Guaranty: International Paper Co.) AMT, Series A, 4.00% due 4/1/2033 (put 4/1/2026)	2,000,000	2,017,128
	South Carolina State Housing Finance & Development Authority, Series A, 4.50% due 7/1/2044	5,000,000	5,073,520
	SOUTH DAKOTA — 0.9%
	South Dakota (FHLMC, FNMA, GNMA) HDA,
	Series A, 4.45% due 11/1/2044	2,500,000	2,527,597
	Series C, 4.50% due 11/1/2044	5,000,000	5,070,660
	South Dakota Health & Educational Facilities Authority (Sanford Health), 5.00% due 11/1/2028 - 11/1/2029	1,800,000	1,835,473
	TENNESSEE — 2.6%
	Knox County Health Educational & Housing Facility Board (Provident Group - UTK Properties LLC) (BAM), Series A-1, 5.00% due 7/1/2043 - 7/1/2044	975,000	1,053,721
	Memphis-Shelby County Airport Authority AMT, Series A, 5.00% due 7/1/2026 - 7/1/2033	2,320,000	2,444,036
[a]	Tennergy Corp. (Guaranty: Morgan Stanley Group), Series A, 4.00% due 12/1/2051 (put 9/1/2028)	2,000,000	2,036,980
	Tennessee (FHLMC, FNMA, GNMA) (Green Bond) HDA, Series 3A, 5.20% due 7/1/2043	1,975,000	2,124,912
	Tennessee (Green Bond) HDA, Series 2A, 4.45% due 7/1/2043	1,000,000	1,014,195
[a]	Tennessee Energy Acquisition Corp. (Guaranty: Goldman Sachs Group, Inc.), Series A-1, 5.00% due 5/1/2053 (put 5/1/2028)	5,000,000	5,262,895
[a]	Tennessee Energy Acquisition Corp. (Tennessee Energy Acquisition Corp.; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 5/1/2052 (put 11/1/2031)	11,785,000	12,818,109
	TEXAS — 12.6%
	Austin Affordable PFC, Inc., Series 2024-16FN, 4.35% due 5/1/2043	2,800,000	2,881,122
	Austin Affordable PFC, Inc. (1000 Collinwood West Drive Owner LP) (FNMA), Series A, 4.45% due 3/1/2043	3,350,000	3,408,936
	Calallen (PSF-GTD) ISD GO, 5.00% due 2/15/2043	750,000	829,018
	Celina (PSF-GTD) ISD GO, 5.00% due 2/15/2042 - 2/15/2043	1,250,000	1,387,248
	City of Austin Airport System Revenue AMT, 5.00% due 11/15/2035 - 11/15/2042	5,740,000	6,204,909
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2025 - 2/15/2034	9,720,000	9,791,221
	City of Grapevine (CTFS Obligation) GO, 4.00% due 2/15/2044	2,405,000	2,421,215
	City of Houston Airport System Revenue (AGM) AMT, Series A, 5.25% due 7/1/2042	1,000,000	1,098,822
	City of Houston Airport System Revenue AMT,
	Series A,
	4.00% due 7/1/2041	1,310,000	1,303,827
	5.00% due 7/1/2033 - 7/1/2041	4,250,000	4,457,524
	City of McAllen (International Toll Bridge Revenue) (AGM), Series A, 5.00% due 3/1/2029 - 3/1/2032	4,730,000	4,857,634
	City of New Braunfels Utility System Revenue, 5.00% due 7/1/2042	1,750,000	1,937,801
	City of Port Arthur (CTFS Obligation) (BAM) GO,
	4.00% due 2/15/2040 - 2/15/2042	1,750,000	1,773,050
	5.00% due 2/15/2039 - 2/15/2043	2,350,000	2,592,134
	City of San Antonio (Airport System Capital Improvements) AMT, 5.00% due 7/1/2025	1,160,000	1,161,318
	City of San Antonio (Public Facilities Corp.), 5.00% due 9/15/2040	2,000,000	2,238,598
[a]	City of San Antonio Electric & Gas Systems Revenue, Series A, 1.75% due 2/1/2033 (put 12/1/2024)	3,995,000	3,978,620
	Clifton Higher Education Finance Corp. (Braination, Inc.) (PSF-GTD), 5.25% due 8/15/2044	750,000	824,762
	Clifton Higher Education Finance Corp. (IDEA Public Schools) (PSF-GTD), 4.00% due 8/15/2044	5,000,000	4,995,555
	Clifton Higher Education Finance Corp. (International Leadership of Texas, Inc.) (PSF-GTD), Series A, 4.00% due 8/15/2044	1,280,000	1,261,612
	Corpus Christi (PSF-GTD) ISD GO, 4.00% due 8/15/2043	1,500,000	1,526,404
	County of Bexar GO, 4.00% due 6/15/2036	1,000,000	1,009,268
	Crosby (PSF-GTD) ISD GO, 4.00% due 2/15/2042	1,000,000	1,021,978
	Greater Texas Cultural Education Facilities Finance Corp. (County of Fort Bend), Series A, 5.00% due 3/1/2034	1,185,000	1,330,686
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group),
	5.00% due 7/1/2040	5,000,000	5,165,030
	Series A, 5.00% due 12/1/2028	3,000,000	3,009,369
	Hays Consolidated (PSF-GTD) ISD GO, 4.00% due 2/15/2043	1,000,000	1,017,012
	Houston (PSF-GTD) ISD GO, Series A, 4.00% due 2/15/2041	4,900,000	4,908,947

See notes to financial statements.	Annual Financial Statements | 231

Schedule of Investments, Continued

Thornburg Intermediate Municipal Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	Lower Colorado River Authority (LCRA Transmission Services Corp.),
	5.00% due 5/15/2039	$750,000	$777,503
	Series A,
	5.00% due 5/15/2039	500,000	542,968
	5.25% due 5/15/2042	1,410,000	1,569,069
	Matagorda County Navigation District No. 1 (AEP Texas, Inc.) AMT, 4.25% due 5/1/2030	2,000,000	2,069,458
	Mission Economic Development Corp. (Republic Services, Inc.) AMT,
[a]	4.00% due 6/1/2054 (put 6/1/2034)	1,000,000	1,037,073
[a]	Series A, 4.25% due 5/1/2050 (put 11/1/2024)	5,000,000	4,997,490
	Newark Higher Education Finance Corp. (Hughen Center, Inc.) (PSF-GTD), Series A, 5.00% due 8/15/2042	600,000	648,338
	North Texas Tollway Authority (North Texas Tollway System), Series A, 4.125% due 1/1/2040	1,500,000	1,521,312
	Pecos Barstow Toyah (PSF-GTD) ISD GO, 5.00% due 2/15/2043	1,000,000	1,017,451
	San Antonio Housing Trust Public Facility Corp. (Brooks Family Apartments LP) (FNMA), Series A, 4.55% due 3/1/2043	5,500,000	5,597,937
	Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Obligated Group), Series A, 4.00% due 11/15/2036	1,000,000	1,001,727
	Tarrant County Cultural Education Facilities Finance Corp. (Christus Health Obligated Group),
[a]	Series A, 5.00% due 7/1/2053 (put 7/1/2032)	2,000,000	2,236,436
	Series B, 5.00% due 7/1/2036	1,185,000	1,263,424
	Tarrant County Cultural Education Facilities Finance Corp. (Cumberland Rest, Inc. Obligated Group), 5.00% due 10/1/2044	1,000,000	1,073,805
	Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas Obligated Group), 5.00% due 10/1/2040	3,520,000	3,859,814
	Tarrant County Housing Finance Corp. (4450 Marine Creek Parkway TX Owner LP) (FNMA), Series A, 4.60% due 3/1/2043	7,000,000	7,102,478
[a]	Texas Municipal Gas Acquisition & Supply Corp. IV (Guaranty: BP plc), Series B, 5.50% due 1/1/2054 (put 1/1/2034)	6,000,000	6,824,640
	Texas Public Finance Authority (Texas Southern University) (BAM), 5.25% due 5/1/2040	500,000	549,961
	Texas State Technical College (AGM), Series A, 5.50% due 8/1/2042	2,000,000	2,280,632
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2034	3,350,000	3,356,104
	Waco Educational Finance Corp. (Baylor University Issue), 4.00% due 3/1/2041	850,000	855,170
	UTAH — 0.8%
	City of Salt Lake City Airport Revenue AMT, Series A, 5.00% due 7/1/2030 - 7/1/2031	5,275,000	5,481,539
	Utah Charter School Finance Authority (Summit Academy, Inc.), Series A, 5.00% due 4/15/2039	500,000	523,287
	Utah Housing Corp. (FHLMC, FNMA, GNMA), Series C, 4.45% due 1/1/2044	1,350,000	1,369,667
	Utah Telecommunication Open Infrastructure Agency, 5.50% due 6/1/2040	500,000	584,704
	VIRGINIA — 1.2%
	Richmond Redevelopment & Housing Authority (Chippenham Place LP) (FNMA), Series FN, 4.50% due 5/1/2040	998,056	1,029,091
	Virginia HDA, Series D, 4.50% due 8/1/2043	2,000,000	2,054,404
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2029	850,000	891,724
[a]	Wise County (Virginia Electric & Power Co.) IDA, Series A, 3.80% due 11/1/2040 (put 5/28/2027)	8,250,000	8,444,560
	WASHINGTON — 0.6%
	Clark County Public Utility District No. 1, 5.00% due 1/1/2040 - 1/1/2041	1,000,000	1,105,788
	State of Washington GO, Series 2021A, 5.00% due 6/1/2040	2,225,000	2,451,276
	Washington State Housing Finance Commission (Eastside Retirement Association Obligated Group), Series A, 5.00% due 7/1/2043	1,000,000	1,064,593
[b]	Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences), 5.875% due 7/1/2043	1,000,000	1,114,383
	WISCONSIN — 2.2%
	Public Finance Authority (National Senior Communities Obligated Group), 4.00% due 1/1/2028 - 1/1/2042	5,235,000	5,195,634
	Public Finance Authority (Texas Biomedical Research Institute), Series A, 4.00% due 6/1/2040 - 6/1/2041	525,000	516,872
	Racine (AGM) USD GO, 5.00% due 4/1/2039 - 4/1/2042	3,850,000	4,173,353
	Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group), Series A, 4.50% due 11/15/2039	500,000	502,668
	Wisconsin Health & Educational Facilities Authority (Ascension Health), Series A, 5.00% due 11/15/2036	2,380,000	2,438,998
	Wisconsin Housing & EDA (Flats at Bishops Woods LP) (FNMA), Series E, 4.75% due 6/1/2043	3,601,000	3,813,696
	Wisconsin Housing & EDA Home Ownership Revenue (FHLMC, FNMA, GNMA) (Green Bond), Series A, 4.85% due 9/1/2043	5,000,000	5,271,155
	WPPI Energy, Series A, 5.00% due 7/1/2033 - 7/1/2034	940,000	1,013,150
	TOTAL LONG-TERM MUNICIPAL BONDS — 96.0% (Cost $947,159,713)		980,128,894

	SHORT-TERM MUNICIPAL BONDS — 2.8%

	FLORIDA — 0.1%
[a]	City of Gainesville Utilities System Revenue (SPA Truist Bank), Series B, 4.05% due 10/1/2042 (put 10/1/2024)	1,350,000	1,350,000
	NEW YORK — 0.7%
[a]	City of New York (SPA JP Morgan Chase Bank NA) GO, Series F-6, 4.05% due 6/1/2044 (put 10/1/2024)	3,000,000	3,000,000
[a]	New York City Municipal Water Finance Authority (New York City Water & Sewer System; SPA JP Morgan Chase Bank NA), 4.05% due 6/15/2044 (put 10/1/2024)	3,700,000	3,700,000

232 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Intermediate Municipal Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	TEXAS — 2.0%
[a]	Port of Port Arthur Navigation District (Motiva Enterprises LLC), 4.30% due 4/1/2040 (put 10/1/2024)	$20,310,000	$20,310,000
	TOTAL SHORT-TERM MUNICIPAL BONDS — 2.8% (Cost $28,360,000)		28,360,000

	TOTAL INVESTMENTS — 98.8% (Cost $975,519,713)		$1,008,488,894

	OTHER ASSETS LESS LIABILITIES — 1.2%		11,964,795

	NET ASSETS — 100.0%		$1,020,453,689

Footnote Legend

a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on September 30, 2024.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the aggregate value of these securities in the Fund’s portfolio was $2,102,985, representing 0.21% of the Fund’s net assets.

c	When-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Assured Guaranty Corp.	HDA	Housing Development Authority
AGM	Insured by Assured Guaranty Municipal Corp.	HFA	Health Facilities Authority
AMBAC	Insured by American Municipal Bond Assurance Corp.	HFFA	Health Facilities Financing Authority
AMT	Alternative Minimum Tax	HUD	Insured by Housing and Urban Development
BAM	Insured by Build America Mutual Insurance Co.	IDA	Industrial Development Authority/Agency
BHAC	Insured by Berkshire Hathaway Assurance Corp.	IDB	Industrial Development Board
COP	Certificates of Participation	ISD	Independent School District
EDA	Economic Development Authority	Mtg	Mortgage
EDFA	Economic Development Financing Authority	NPFG	Insured by National Public Finance Guarantee Corp.
ETM	Escrowed to Maturity	PSF-GTD	Guaranteed by Permanent School Fund
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.	Q-SBLF	Insured by Qualified School Bond Loan Fund
FNMA	Collateralized by Federal National Mortgage Association	SONYMA	State of New York Mortgage Agency
GNMA	Collateralized by Government National Mortgage Association	SPA	Stand-by Purchase Agreement
GO	General Obligation	USD	Unified School District

See notes to financial statements.	Annual Financial Statements | 233

Schedule of Investments

Thornburg Strategic Municipal Income Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	LONG-TERM MUNICIPAL BONDS — 95.3%

	ALABAMA — 2.0%
	Alabama Housing Finance Authority (TBG Southtown Senior LP) (FNMA), Series 2023-04FN Class PT, 5.23% due 10/1/2041	$1,500,000	$1,652,590
	Homewood Educational Building Authority (CHF - Horizons II LLC), Series C, 5.00% due 10/1/2056	500,000	512,969
[a]	Southeast Alabama Gas Supply District (Guaranty: Morgan Stanley Group), 5.00% due 6/1/2049 (put 5/1/2032)	1,000,000	1,087,390
[a]	Southeast Alabama Gas Supply District (Guaranty: Pacific Life Insurance Co.), Series A, 5.00% due 8/1/2054 (put 4/1/2032)	1,000,000	1,090,260
[a]	Southeast Energy Authority A Cooperative District, Series B, 5.00% due 1/1/2054 (put 6/1/2030)	1,000,000	1,079,700
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group), Series A-1, 5.50% due 1/1/2053 (put 12/1/2029)	1,000,000	1,089,020
	ARIZONA — 4.8%
	Arizona (Scottsdale Lincoln Hospitals) HFA, Series A, 5.00% due 12/1/2031	2,500,000	2,508,663
	Chandler (Intel Corp.) IDA AMT,
[a]	4.10% due 12/1/2037 (put 6/15/2028)	850,000	859,252
[a]	Series 2022-2, 5.00% due 9/1/2052 (put 9/1/2027)	1,985,000	2,046,223
	City of Phoenix Civic Improvement Corp. (Phoenix Airport Revenue) AMT,
	5.00% due 7/1/2048	1,765,000	1,805,662
	Series B, 5.00% due 7/1/2044	1,000,000	1,036,666
[a]	Coconino County Pollution Control Corp. (Nevada Power Co.) AMT, Series A, 4.125% due 9/1/2032 (put 3/31/2026)	1,065,000	1,075,795
[b]	County of Pima (La Posada at Park Centre, Inc. Obligated Group) IDA, Series A, 5.75% due 11/15/2024	415,000	415,708
	County of Pima (TMC HealthCare Obligated Group) IDA, Series A, 4.00% due 4/1/2041	1,000,000	992,352
[a]	Maricopa County (Banner Health Obligated Group) IDA, Series A-3, 5.00% due 1/1/2053 (put 11/1/2030)	1,000,000	1,109,243
[a]	Maricopa County Pollution Control Corp. (Public Service Co. of New Mexico), Series A, 0.875% due 6/1/2043 (put 10/1/2026)	3,000,000	2,839,146
	Yavapai County (Waste Management, Inc.) IDA AMT, 1.30% due 6/1/2027	1,000,000	924,157
	CALIFORNIA — 6.2%
	Benicia (Benicia High School) (AGM) USD GO, Series C, Zero Coupon due 8/1/2026	830,000	778,236
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 8/15/2036	500,000	518,936
	California (Community Program Developmental Disabilities) (California Mtg Insurance) HFFA, Series A, 6.25% due 2/1/2026	820,000	822,249
[a]	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	3,700,000	3,997,869
[a]	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond), Series B-1, 4.00% due 2/1/2052 (put 8/1/2031)	1,000,000	1,031,296
	California Educational Facilities Authority (University of Redlands), Series A, 5.00% due 10/1/2044	500,000	525,594
	California Municipal Finance Authority (CHF-Davis II LLC) (BAM) (Green Bond), 4.00% due 5/15/2041	500,000	508,920
	California Municipal Finance Authority (Greenfield Commons Eah LP) (FNMA) (Green Bond), Series A, 5.28% due 9/1/2046	1,400,000	1,622,279
[b]	California Pollution Control Financing Authority (Poseidon Resources (Channelside) LP Desalination Project) AMT, 5.00% due 11/21/2045	1,000,000	1,001,185
[a,b]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, 4.05% due 7/1/2043 (put 2/18/2025)	1,000,000	988,602
[a]	California Pollution Control Financing Authority (Waste Management, Inc.) AMT, Series A, 4.25% due 11/1/2038 (put 7/2/2029)	1,250,000	1,291,176
[b]	California School Finance Authority, Series A, 5.00% due 10/1/2042	1,000,000	1,041,119
	California Statewide Communities Development Authority (Methodist Hospital of Southern California Obligated Group), 5.00% due 1/1/2030	175,000	187,195
	Calipatria (Educational Facilities) (BAM) USD GO, Series B, Zero Coupon due 8/1/2025	325,000	314,268
	City of Long Beach Airport System Revenue (AGM) AMT,
	Series C,
	5.00% due 6/1/2042	750,000	816,341
	5.25% due 6/1/2047	500,000	544,568
	County of El Dorado (El Dorado Hills Development-Community Facilities), 5.00% due 9/1/2026	625,000	626,023
	M-S-R Energy Authority (Guaranty: Citigroup Global Markets), Series A, 6.50% due 11/1/2039	1,245,000	1,628,304
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2035 (pre-refunded 8/1/2025)	1,000,000	1,021,343
	Union Elementary School District (Santa Clara County District Schools) (NPFG) GO, Series D, Zero Coupon due 9/1/2027	905,000	845,010
	COLORADO — 2.9%
	City & County of Denver Airport System Revenue AMT, Series A, 5.00% due 11/15/2036 - 11/15/2039	1,565,000	1,721,739
	Colorado (CommonSpirit Health Obligated Group) HFA, 5.50% due 11/1/2047	1,000,000	1,123,747
	Colorado (Sanford Obligated Group) HFA, Series A, 5.00% due 11/1/2039 - 11/1/2044	3,015,000	3,216,377
	Public Authority for Colorado Energy (Natural Gas Purchase; Guaranty: Merrill Lynch & Co.), 6.50% due 11/15/2038	260,000	319,221
	Regional Transportation District (Denver Transit Partners LLC), Series A, 5.00% due 7/15/2032	1,215,000	1,331,724
	Village Metropolitan District GO, 5.00% due 12/1/2040	1,000,000	1,019,410
	Wild Plum Metropolitan District GO, Series A, 5.00% due 12/1/2049 (pre-refunded 12/1/2024)	595,000	614,808
	CONNECTICUT — 1.4%
	Connecticut Housing Finance Authority (Green Bond), Series B, 4.65% due 11/15/2048	850,000	865,260
	State of Connecticut GO,
	Series A, 5.00% due 4/15/2035	2,000,000	2,146,642
	Series E, 5.00% due 9/15/2033	1,350,000	1,472,438
	DELAWARE — 0.7%
	Delaware State (ACTS Retirement-Life Communities, Inc. Obligated Group) EDA, Series B, 5.25% due 11/15/2053	1,000,000	1,042,795
	Delaware State (Beebe Medical Center, Inc.) HFA, 4.00% due 6/1/2035	1,080,000	1,054,682

234 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Municipal Income Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	DISTRICT OF COLUMBIA — 0.4%
	Metropolitan Washington Airports Authority (Dulles Toll Road) (AGC), Series B, Zero Coupon due 10/1/2027	$1,500,000	$1,375,776
	FLORIDA — 6.8%
[b]	Capital Projects Finance Authority (Kissimmee Charter Academy), 6.625% due 6/15/2059	300,000	312,762
[b]	Capital Trust Agency, Inc. (Southeastern University Obligated Group), Series A, 6.25% due 5/1/2048	3,000,000	3,091,755
[b]	Charlotte County (Town & Country Utilities Projects) IDA AMT, 5.00% due 10/1/2029	330,000	337,964
	City of Pompano Beach (John Knox Village of Florida, Inc. Obligated Group),
	4.00% due 9/1/2040	1,000,000	927,867
	Series A, 4.00% due 9/1/2036	500,000	486,293
	County of Broward Airport System Revenue AMT, 5.00% due 10/1/2042	2,000,000	2,053,806
	County of Miami-Dade Aviation Revenue AMT,
	Series A, 5.00% due 10/1/2035	1,840,000	1,841,581
	Series B, 5.00% due 10/1/2040	2,000,000	2,067,214
	County of Miami-Dade Seaport Department AMT, Series A, 5.25% due 10/1/2052	500,000	530,817
	Florida Development Finance Corp. (Mater Academy Miami-Dade Osceola County Facilities Obligated Group), Series A, 5.00% due 6/15/2056	1,000,000	1,006,734
[b]	Florida Development Finance Corp. (SFP - Tampa I LLC), Series A1, 5.25% due 6/1/2054	1,000,000	1,044,105
	Lee County (Shell Point Obligated Group) IDA, Series B-1, 4.75% due 11/15/2029	1,500,000	1,514,890
	Miami-Dade County School Board (District School Facilities & Infrastructure) COP, Series A, 5.00% due 8/1/2027	1,100,000	1,101,515
	Orange County (Presbyterian Retirement Communities Inc Obligated Group) HFA, 5.00% due 8/1/2040	2,020,000	2,041,719
	Orange County Convention Center (Tourist Development), Series A, 5.00% due 10/1/2031	1,000,000	1,039,922
	Palm Beach County (Jupiter Medical Center Obligated Group) HFA, Series A, 5.00% due 11/1/2047	250,000	256,149
	Palm Beach County (Lifespace Communities, Inc. Obligated Group) HFA, Series C, 7.625% due 5/15/2058	500,000	570,471
	Volusia County Educational Facilities Authority (Embry-Riddle Aeronautical University, Inc.), Series B, 5.00% due 10/15/2030	1,500,000	1,515,097
	GEORGIA — 4.1%
[c]	Atlanta Urban Residential Finance Authority (Flats at Stone Hogan LP) (FNMA), Series A, 4.37% due 5/1/2044	1,000,000	999,994
	City of Atlanta (Airport Passenger Facility) (Green Bond) AMT, Series E, 5.00% due 7/1/2040	100,000	109,322
	Main Street Natural Gas, Inc. (Guaranty: Citigroup, Inc.),
[a]	Series C, 4.00% due 5/1/2052 (put 12/1/2028)	1,500,000	1,530,525
[a]	Series D, 5.00% due 5/1/2054 (put 12/1/2030)	1,000,000	1,077,910
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2036	3,700,000	4,147,171
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
[a]	Series A, 4.00% due 7/1/2052 (put 9/1/2027)	1,250,000	1,270,700
[a]	Series E-1, 5.00% due 12/1/2053 (put 6/1/2031)	3,000,000	3,263,880
[a,c]	Savannah (International Paper Co.) EDA, Series A, 3.45% due 11/1/2033 (put 10/1/2031)	830,000	830,103
	ILLINOIS — 12.6%
	Chicago Board of Education Dedicated Capital Improvement Tax,
	5.50% due 4/1/2042	500,000	555,161
	5.75% due 4/1/2048	1,000,000	1,107,045
	Chicago Board of Education GO, Series A, 6.00% due 12/1/2049	1,000,000	1,118,103
	City of Chicago (Chicago O’Hare International Airport) AMT, Series A, 5.00% due 1/1/2028 - 1/1/2042	2,000,000	2,065,503
	City of Chicago (Midway International Airport) AMT, Series A, 5.00% due 1/1/2026	1,000,000	1,020,853
	City of Chicago (Wastewater Transmission System), Series C, 5.00% due 1/1/2030	1,500,000	1,506,467
	City of Chicago (Water System) (AGM), Series 2017-2, 5.00% due 11/1/2037	1,500,000	1,573,510
	City of Chicago GO,
	Series A,
	5.00% due 1/1/2039	1,000,000	1,039,961
	5.625% due 1/1/2031	500,000	522,965
	6.00% due 1/1/2038	3,330,000	3,481,981
	Illinois Finance Authority (Plymouth Place Obligated Group), Series A, 6.625% due 5/15/2052	1,000,000	1,084,698
	Illinois Finance Authority (Silver Cross Hospital & Medical Centers), Series C, 5.00% due 8/15/2035	2,355,000	2,376,096
	Illinois Finance Authority (Washington & Jane Smith Community-Orland Park), 4.00% due 10/15/2024 - 10/15/2027	1,225,000	1,211,400
	Illinois State Toll Highway Authority (Move Illinois Program), Series A, 5.00% due 1/1/2037	1,000,000	1,011,610
	Illinois State University (AGM), Series A, 5.00% due 4/1/2025 - 4/1/2036	1,515,000	1,602,963
	Metropolitan Pier & Exposition Authority, Series A, 5.00% due 6/15/2050	1,500,000	1,570,631
	Moultrie Shelby & Coles Counties Community Unit School District No. 300 (BAM) GO, 5.00% due 12/1/2042	1,500,000	1,569,332
	Sales Tax Securitization Corp.,
	Series A,
	4.00% due 1/1/2038	1,000,000	1,022,013
	5.00% due 1/1/2029	1,000,000	1,065,579
	State of Illinois GO,
	5.00% due 2/1/2039	600,000	603,917
	5.50% due 5/1/2039	375,000	414,023
	5.75% due 5/1/2045	1,600,000	1,764,493

See notes to financial statements.	Annual Financial Statements | 235

Schedule of Investments, Continued

Thornburg Strategic Municipal Income Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	Series A, 5.50% due 3/1/2042	$1,000,000	$1,118,772
	Series D, 5.00% due 11/1/2028	3,000,000	3,178,209
	State of Illinois Sales Tax Revenue, Series B, 5.00% due 6/15/2032 - 6/15/2035	4,500,000	4,777,865
	State of Illinois Sales Tax Revenue (BAM), Series B, 4.75% due 6/15/2043	2,005,000	2,076,781
	INDIANA — 1.6%
	Indiana Finance Authority (Ohio Valley Electric Corp.), Series A, 4.25% due 11/1/2030	1,300,000	1,358,483
[a]	Indiana Finance Authority (Republic Services, Inc.) AMT, Series A, 3.95% due 5/1/2028 (put 12/2/2024)	2,400,000	2,387,650
[a]	Indiana Finance Authority (Southern Indiana Gas & Electric Co.) AMT, Series B, 4.00% due 5/1/2043 (put 8/1/2028)	1,500,000	1,537,804
	IOWA — 1.5%
[a]	Iowa Finance Authority (Iowa Fertilizer Co. LLC; Guaranty: OCI NV), 5.00% due 12/1/2050 (pre-refunded 12/1/2032)	2,075,000	2,416,466
	Iowa Higher Education Loan Authority (Des Moines University Osteopathic Medical Center), 5.00% due 10/1/2047	750,000	775,951
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	1,650,000	1,689,128
	KANSAS — 1.1%
[a]	Kansas (AdventHealth Obligated Group) DFA, Series B, 5.00% due 11/15/2054 (put 11/15/2031)	1,500,000	1,685,502
	Unified Government of Wyandotte County/Kansas City (Utility System Improvement), Series A, 5.00% due 9/1/2031 - 9/1/2032	2,000,000	2,002,438
	KENTUCKY — 4.6%
[b]	City of Henderson (Guaranty: Pratt Industries, Inc.) AMT, Series B, 4.45% due 1/1/2042	1,000,000	966,931
	Kentucky (Baptist Healthcare System Obligated Group) EDFA, Series B, 5.00% due 8/15/2041	1,500,000	1,540,956
[a]	Kentucky Public Energy Authority (Guaranty: BP Corp. North America, Inc.), Series B, 5.00% due 1/1/2055 (put 8/1/2032)	2,000,000	2,197,300
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group),
	Series A-1,
[a]	4.00% due 8/1/2052 (put 8/1/2030)	5,500,000	5,640,245
[a]	5.25% due 4/1/2054 (put 2/1/2032)	4,000,000	4,440,272
	LOUISIANA — 1.3%
	City of New Orleans (Water System Facilities Improvement), 5.00% due 12/1/2034 (pre-refunded 12/1/2024)	400,000	401,373
	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), 5.00% due 5/15/2046	3,000,000	3,061,671
	New Orleans Aviation Board (Louis Armstrong New Orleans International Airport CFC Revenue) (AGM), 5.00% due 1/1/2029	700,000	746,068
	MASSACHUSETTS — 0.3%
	Massachusetts (Jordan Hospital & Milton Hospital) DFA, Series H-1, 5.00% due 7/1/2032 - 7/1/2033	555,000	561,684
	Massachusetts Housing Finance Agency (HUD) (Green Bond), Series C1, 5.20% due 12/1/2053	500,000	529,713
	MICHIGAN — 5.4%
	City of Detroit GO (Green Bond), Series A, 5.00% due 4/1/2032	300,000	331,463
	Detroit City School District (School Building & Site) (AGM, Q-SBLF) GO, Series A, 5.25% due 5/1/2027	1,000,000	1,066,974
	Gerald R Ford International Airport Authority AMT, 5.00% due 1/1/2041	1,200,000	1,298,072
	Kalamazoo Hospital Finance Authority (Bronson Methodist Hospital), Series A, 5.25% due 5/15/2041	140,000	140,163
	Michigan Finance Authority (BHSH System Obligated Group), Series A, 4.00% due 4/15/2042	1,000,000	1,006,842
	Michigan Finance Authority (State Department of Human Services Office Buildings), Series F, 5.00% due 4/1/2031	1,000,000	1,001,391
	Michigan Finance Authority (Trinity Health Corp. Obligated Group),
	Series 2017-MI, 5.00% due 12/1/2027	165,000	174,417
	Series A, 4.00% due 12/1/2040	1,000,000	991,646
	Michigan HDA, Series B, 2.95% due 12/1/2039	3,000,000	2,706,900
	Michigan HDA (Green Bond), Series A, 4.90% due 12/1/2048	1,400,000	1,454,233
	Michigan State (HUD) HDA, Series A, 4.70% due 10/1/2054	850,000	868,021
	Michigan State Hospital Finance Authority (Ascension Health Credit Group), Series F-4, 5.00% due 11/15/2047	2,250,000	2,371,963
	Wayne County Airport Authority (Detroit Metropolitan Wayne County Airport), Series B, 5.00% due 12/1/2031 - 12/1/2034	2,615,000	2,622,302
	Wayne State University (Educational Facilities & Equipment), Series A, 5.00% due 11/15/2033	1,250,000	1,254,087
	MINNESOTA — 0.5%
	City of Coon Rapids (Mississippi View Housing Partners LP) (FNMA), Series M, 5.60% due 12/1/2039	996,841	1,096,909
	Dakota County Community Development Agency (Roers Burnsville Affordable Apartments Owner LLC) (FNMA), 4.20% due 5/1/2043	650,000	649,587
	MISSOURI — 0.4%
	Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group), Series A, 5.25% due 2/1/2054	1,150,000	1,223,723
	NEBRASKA — 1.1%
	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 9/1/2031	1,500,000	1,621,329
	Douglas County Hospital Authority No. 3 (Nebraska Methodist Health System), 5.00% due 11/1/2029 - 11/1/2030	1,750,000	1,783,417
	NEVADA — 1.2%
[a]	County of Washoe (Sierra Pacific Power Co.) AMT, Series F, 4.125% due 3/1/2036 (put 10/1/2029)	750,000	775,357
[a,b]	State of Nevada Department of Business & Industry (Republic Services, Inc.) AMT, Series 2001-REMK, 4.15% due 12/1/2026 (put 12/2/2024)	3,200,000	3,203,434
	NEW HAMPSHIRE — 0.1%
	New Hampshire Business Finance Authority (Presbyterian Homes Obligated Group), Series A, 5.25% due 7/1/2048	400,000	426,360

236 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Municipal Income Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	NEW JERSEY — 4.7%
	Camden County Improvement Authority (Kipp Cooper Norcross Obligated Group) (Green Bond), 6.00% due 6/15/2052	$1,000,000	$1,087,529
	New Jersey (New Jersey Transit Corp.) EDA, Series A, 5.00% due 11/1/2033	500,000	548,559
	New Jersey (School Facilities Construction) (NPFG) EDA, Series N1, 5.50% due 9/1/2027	1,000,000	1,081,060
	New Jersey Higher Education Student Assistance Authority AMT,
	Series A, 5.00% due 12/1/2033	1,000,000	1,096,430
	Series C, 5.25% due 12/1/2054	300,000	308,886
	New Jersey Housing & Mortgage Finance Agency (Riverview Towers Preservation LLC) (FHA, GNMA), Series B, 5.25% due 12/20/2065	1,600,000	1,682,449
	New Jersey Transportation Trust Fund Authority, Series A, 5.00% due 12/15/2035	2,000,000	2,137,880
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements), Series A-1, 5.00% due 6/15/2027	3,000,000	3,105,441
	New Jersey Transportation Trust Fund Authority (Transportation Program Bonds), Series AA, 5.00% due 6/15/2038	1,500,000	1,601,318
	New Jersey Transportation Trust Fund Authority (Transportation System), Series A, 5.00% due 12/15/2034	700,000	752,802
	South Jersey Transportation Authority, Series A, 5.25% due 11/1/2052	1,500,000	1,621,891
	NEW MEXICO — 1.9%
[a]	City of Farmington (Public Service Co. of New Mexico), Series D, 3.90% due 6/1/2040 (put 6/1/2028)	750,000	769,718
	City of Santa Fe (El Castillo Retirement Residences Obligated Group),
	5.00% due 5/15/2034	1,465,000	1,465,804
	Series A, 5.00% due 5/15/2049	1,450,000	1,456,321
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), Series A, 5.00% due 7/1/2033 - 7/1/2034	1,070,000	1,089,585
[a]	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group), Series B, 5.00% due 8/1/2049 (put 8/1/2025)	1,250,000	1,267,956
	NEW YORK — 2.5%
	Build NYC Resource Corp. (Kipp NYC Public Charter Schools) (Green Bond), 5.25% due 7/1/2052	1,000,000	1,039,742
	City of New York (City Budget Financial Management) GO, Series J, 5.00% due 8/1/2031	1,500,000	1,501,970
	Dutchess County Local Development Corp. (Tompkins Terrace Housing LP) (FNMA) (Green Bond), 5.00% due 10/1/2040	1,000,000	1,110,976
	Metropolitan Transportation Authority (Green Bond), Series A1, 5.00% due 11/15/2030	1,045,000	1,077,404
	New York Transportation Development Corp. (Delta Air Lines, Inc.) AMT, 6.00% due 4/1/2035	1,000,000	1,130,078
	Port Authority of New York & New Jersey AMT, Series 186, 5.00% due 10/15/2037	500,000	500,436
	State of New York Mortgage Agency (SONYMA) AMT (Green Bond),
	Series 248,
	4.10% due 4/1/2032	770,000	769,752
	4.125% due 10/1/2032	210,000	209,346
	4.20% due 4/1/2033	845,000	844,199
	NORTH CAROLINA — 1.2%
	Greater Asheville Regional Airport Authority (AGM) AMT, Series A, 5.25% due 7/1/2039	1,000,000	1,102,793
	North Carolina Medical Care Commission (Vidant Health), 5.00% due 6/1/2029 (pre-refunded 6/1/2025)	1,500,000	1,521,773
	North Carolina Turnpike Authority, 5.00% due 1/1/2029 - 1/1/2030	1,000,000	1,075,948
	OHIO — 1.6%
	Akron, Bath & Copley Joint Township Hospital District (Summa Health System Obligated Group), 5.25% due 11/15/2030	1,420,000	1,475,654
	Buckeye Tobacco Settlement Financing Authority, Series B-2, 5.00% due 6/1/2055	1,000,000	939,183
	County of Hamilton (Life Enriching Communities Obligated Group), Series A, 5.50% due 1/1/2043	500,000	540,961
	Northeast Ohio Medical University (BAM), 5.00% due 12/1/2043	775,000	825,554
[a]	Ohio Air Quality Development Authority (Ohio Valley Electric Corp.), Series B, 1.375% due 2/1/2026 (put 11/1/2024)	200,000	199,491
	Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group), 5.25% due 1/1/2038	1,105,000	1,219,712
	OREGON — 0.7%
[a]	Oregon Health & Science University (Oregon Health & Science University Obligated Group), Series B2, 5.00% due 7/1/2046 (put 2/1/2032)	1,900,000	2,132,400
	PENNSYLVANIA — 4.3%
	City of Philadelphia (Pennsylvania Gas Works), Series 15, 5.00% due 8/1/2047	1,000,000	1,024,650
	City of Philadelphia Airport Revenue AMT, Series B, 5.00% due 7/1/2042	1,000,000	1,023,201
	City of Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2038	1,360,000	1,407,261
	Commonwealth Financing Authority, 5.00% due 6/1/2029	1,000,000	1,074,309
	County of Luzerne (AGM) GO, Series A, 5.00% due 11/15/2029	1,000,000	1,022,229
[a]	Montgomery County (Constellation Energy Generation LLC) IDA AMT, Series C, 4.45% due 10/1/2034 (put 4/3/2028)	500,000	510,873
	Northeastern Pennsylvania Hospital & Education Authority (King’s College), 5.00% due 5/1/2030 - 5/1/2031	2,230,000	2,356,064
	Pennsylvania (Pennsylvania Department of Transportation) EDFA AMT, 5.75% due 6/30/2048	1,000,000	1,103,904
	Pennsylvania (Presbyterian Homes Obligated Group) EDFA, 4.00% due 7/1/2033 - 7/1/2046	2,800,000	2,770,048
[a]	Pennsylvania (Waste Management Obligated Group; Guaranty: Waste Management, Inc.) EDFA, 0.95% due 12/1/2033 (put 12/1/2026)	1,500,000	1,422,102
	School District of Philadelphia (State Aid Withholding) GO, Series A, 5.00% due 9/1/2038	100,000	105,495
	SOUTH CAROLINA — 2.5%
[a]	Patriots Energy Group Financing Agency (Guaranty: Royal Bank of Canada), Series B-1, 5.25% due 2/1/2054 (put 3/1/2031)	1,350,000	1,483,178
[a]	Patriots Energy Group Financing Agency (Guaranty: Sumitomo Mitsui Banking Corp.), Series A1, 5.25% due 10/1/2054 (put 8/1/2031)	5,000,000	5,440,065
[a]	South Carolina Jobs-EDA (Guaranty: International Paper Co.) AMT, Series A, 4.00% due 4/1/2033 (put 4/1/2026)	1,000,000	1,008,564

See notes to financial statements.	Annual Financial Statements | 237

Schedule of Investments, Continued

Thornburg Strategic Municipal Income Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	TENNESSEE — 0.8%
	Shelby County Health Educational & Housing Facility Board (Methodist Le Bonheur Healthcare), Series A, 5.00% due 5/1/2036	$1,000,000	$1,035,535
[a]	Tennessee Energy Acquisition Corp. (Tennessee Energy Acquisition Corp.; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 5/1/2052 (put 11/1/2031)	1,500,000	1,631,495
	TEXAS — 7.0%
	City of Aubrey Jackson Ridge Public Improvement District (BAM), 5.00% due 9/1/2045	1,000,000	1,060,975
	City of Austin Airport System Revenue AMT, 5.00% due 11/15/2038	2,000,000	2,177,260
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2031	1,930,000	1,943,608
	City of Houston Airport System Revenue AMT, Series A, 4.00% due 7/1/2040	1,500,000	1,505,751
	Greater Texas Cultural Education Facilities Finance Corp. (Fort County Bend), Series A, 4.00% due 3/1/2040 - 3/1/2041	2,000,000	2,043,713
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group), Series A, 5.00% due 7/1/2052	1,500,000	1,598,763
	Matagorda County Navigation District No. 1 (AEP Texas, Inc.) AMT, 4.25% due 5/1/2030	1,350,000	1,396,884
[a]	Mission Economic Development Corp. (Republic Services, Inc.) AMT, 4.25% due 1/1/2026 (put 11/1/2024)	1,000,000	999,484
	Newark Higher Education Finance Corp. (Hughen Center, Inc.) (PSF-GTD), Series A, 5.00% due 8/15/2052	500,000	530,409
	Tarrant County Cultural Education Facilities Finance Corp. (Cumberland Rest, Inc. Obligated Group), 5.00% due 10/1/2049	1,000,000	1,054,532
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2029	1,435,000	1,537,394
[a]	Texas Municipal Gas Acquisition & Supply Corp. IV (Guaranty: BP plc), Series B, 5.50% due 1/1/2054 (put 1/1/2034)	2,000,000	2,274,880
	Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) AMT, 5.50% due 12/31/2058	850,000	925,345
	Texas State Technical College (AGM), Series A, 5.75% due 8/1/2047	545,000	617,831
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2034	3,000,000	3,005,466
	U. S. VIRGIN ISLANDS — 0.2%
	Matching Fund Special Purpose Securitization Corp., Series A, 5.00% due 10/1/2025	500,000	507,368
	UTAH — 1.0%
[b]	Black Desert Public Infrastructure District (Black Desert Assessment Area No. 1), 5.625% due 12/1/2053	1,000,000	1,037,102
[b]	Utah Charter School Finance Authority (Freedom Academy Foundation), Series A, 5.00% due 6/15/2041	900,000	854,868
	Utah Charter School Finance Authority (Summit Academy, Inc.), Series A, 5.00% due 4/15/2039 - 4/15/2049	1,200,000	1,239,595
	VIRGINIA — 1.2%
	Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group), Series A, 7.00% due 9/1/2053	1,000,000	1,155,618
	Virginia HDA,
	Series C, 4.70% due 7/1/2043	1,205,000	1,247,453
	Series D, 4.70% due 8/1/2048	1,500,000	1,544,784
	WASHINGTON — 1.3%
	Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group), Series A2, 5.00% due 8/1/2044	1,000,000	1,042,772
	Washington State Housing Finance Commission (Camas Flats Oak Harbor 1 LLLP) (FNMA), Series A FN, 4.55% due 8/1/2043	1,000,000	1,018,299
	Washington State Housing Finance Commission (Eastside Retirement Association Obligated Group), Series A, 5.00% due 7/1/2048	1,000,000	1,047,428
[b]	Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences), 6.125% due 7/1/2053	900,000	994,520
	WEST VIRGINIA — 0.5%
[a]	West Virginia (Kentucky Power Co.) EDA AMT, Series 2014-A, 4.70% due 4/1/2036 (put 6/17/2026)	1,720,000	1,756,056
	WISCONSIN — 2.9%
[a]	Public Finance Authority (Duke Energy Progress LLC) AMT, Series B, 4.00% due 10/1/2046 (put 10/1/2030)	1,000,000	1,052,542
	Public Finance Authority (National Senior Communities Obligated Group), 4.00% due 1/1/2026 - 1/1/2032	2,270,000	2,284,048
	Public Finance Authority (Texas Biomedical Research Institute), Series A, 4.00% due 6/1/2039	245,000	245,109
	Public Finance Authority (United Methodist Retirement Homes, Inc. Obligated Group), Series A, 4.00% due 10/1/2035 - 10/1/2046	3,145,000	2,999,780
	Wisconsin Health & Educational Facilities Authority (HOPE Christian Schools Obligated Group), 4.00% due 12/1/2051	1,700,000	1,259,688
	Wisconsin Housing & EDA Housing Revenue (HUD), Series D, 4.85% due 11/1/2048	1,500,000	1,556,570
	TOTAL LONG-TERM MUNICIPAL BONDS — 95.3% (Cost $294,753,068)		307,184,219

	SHORT-TERM MUNICIPAL BONDS — 3.7%

	ARIZONA — 0.3%
[a]	Arizona (Banner Health Obligated Group; LOC Bank of America NA) HFA, Series C-RMK, 4.05% due 1/1/2046 (put 10/1/2024)	1,000,000	1,000,000
	FLORIDA — 0.4%
[a]	City of Gainesville Utilities System Revenue (SPA Truist Bank), Series B, 4.05% due 10/1/2042 (put 10/1/2024)	1,250,000	1,250,000
	NEW YORK — 1.0%
[a]	City of New York (SPA JP Morgan Chase Bank NA) GO, Series F-6, 4.05% due 6/1/2044 (put 10/1/2024)	275,000	275,000
	New York City Municipal Water Finance Authority (New York City Water & Sewer System; SPA JP Morgan Chase Bank NA),
[a]	4.05% due 6/15/2043 (put 10/1/2024)	900,000	900,000
[a]	Series AA-1, 4.05% due 6/15/2050 (put 10/1/2024)	2,070,000	2,070,000

238 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Strategic Municipal Income Fund  |  September 30, 2024

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE

	TEXAS — 2.0%
[a]	Port of Port Arthur Navigation District (Motiva Enterprises LLC), 4.30% due 4/1/2040 (put 10/1/2024)	$6,350,000	$6,350,000
	TOTAL SHORT-TERM MUNICIPAL BONDS — 3.7% (Cost $11,845,000)		11,845,000

	TOTAL INVESTMENTS — 99.0% (Cost $306,598,068)		$319,029,219

	OTHER ASSETS LESS LIABILITIES — 1.0%		3,232,559

	NET ASSETS — 100.0%		$322,261,778

Footnote Legend

a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on September 30, 2024.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the aggregate value of these securities in the Fund’s portfolio was $15,290,055, representing 4.74% of the Fund’s net assets.

c	When-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Assured Guaranty Corp.	HFA	Health Facilities Authority
AGM	Insured by Assured Guaranty Municipal Corp.	HFFA	Health Facilities Financing Authority
AMT	Alternative Minimum Tax	HUD	Insured by Housing and Urban Development
BAM	Insured by Build America Mutual Insurance Co.	IDA	Industrial Development Authority/Agency
COP	Certificates of Participation	LOC	Letter of Credit
DFA	Development Finance Authority/Agency	Mtg	Mortgage
EDA	Economic Development Authority	NPFG	Insured by National Public Finance Guarantee Corp.
EDFA	Economic Development Financing Authority	PSF-GTD	Guaranteed by Permanent School Fund
FHA	Insured by Federal Housing Administration	Q-SBLF	Insured by Qualified School Bond Loan Fund
FNMA	Collateralized by Federal National Mortgage Association	SONYMA	State of New York Mortgage Agency
GNMA	Collateralized by Government National Mortgage Association	SPA	Stand-by Purchase Agreement
GO	General Obligation	USD	Unified School District
HDA	Housing Development Authority

See notes to financial statements.	Annual Financial Statements | 239

Schedule of Investments
Thornburg California Limited Term Municipal Fund  | September 30, 2024

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE
	LONG-TERM MUNICIPAL BONDS — 96.1%
[a]	Antonio B Won Pat International Airport Authority AMT, Series A, 5.00% due 10/1/2031 - 10/1/2032	$700,000	$751,351
	Apple Valley Public Financing Authority (BAM), Series A, 4.00% due 6/1/2028	460,000	482,293
	Bay Area Toll Authority (San Francisco Bay Area Toll Bridge),
[b]	Series A, 2.95% due 4/1/2047 (put 4/1/2026)	5,465,000	5,452,709
[b]	Series E, 3.56% (MUNIPSA + 0.41%) due 4/1/2056 (put 4/1/2028)	1,000,000	986,247
	Burbank-Glendale-Pasadena Airport Authority Brick Campaign AMT, Series B, 5.00% due 7/1/2034	1,000,000	1,134,133
	California (Cedars-Sinai Medical Center Obligated Group) HFFA, Series A, 5.00% due 8/15/2033	1,000,000	1,042,451
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 8/15/2033	770,000	804,856
	California (Episcopal Communities & Services for Seniors Obligated Group) HFFA, Series A, 3.85% due 11/15/2027	1,500,000	1,508,068
[b]	California (Kaiser Foundation Hospitals) HFFA, Series C, 5.00% due 6/1/2041 (put 11/1/2029)	4,075,000	4,559,302
[b]	California (Providence St. Joseph Health Obligated Group) HFFA, Series B, 5.00% due 10/1/2039 (put 10/1/2027)	460,000	484,034
	California (Stanford Health Care Obligated Group) HFFA,
	Series A,
[b]	3.00% due 8/15/2054 (put 8/15/2025)	3,000,000	3,006,252
	5.00% due 8/15/2033	1,500,000	1,790,239
[b]	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	5,000,000	5,402,525
	California Community Choice Financing Authority (Guaranty: Goldman Sachs Group, Inc.) (Green Bond),
[b]	Series A, 4.00% due 10/1/2052 (put 12/1/2027)	2,440,000	2,489,776
[b]	Series A-1, 5.00% due 12/1/2053 (put 8/1/2029)	500,000	535,069
[b]	Series G, 5.25% due 11/1/2054 (put 4/1/2030)	3,000,000	3,271,755
	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond),
[b]	Series B-1, 4.00% due 2/1/2052 (put 8/1/2031)	4,500,000	4,640,832
[b]	Series E-1, 5.00% due 2/1/2054 (put 3/1/2031)	7,000,000	7,606,620
	California Educational Facilities Authority (Art Center College of Design), Series A, 5.00% due 12/1/2033	375,000	411,266
[b]	California Housing Finance Agency (Del Sur Family Housing LP), Series V, 5.00% due 5/1/2054 (put 11/1/2026)	3,875,000	4,045,260
[b]	California Housing Finance Agency (FHA) (Green Bond), Series A-2, 3.60% due 8/1/2063 (put 8/1/2026)	2,500,000	2,512,522
[b]	California Infrastructure & Economic Development Bank (J Paul Getty Trust), Series B-2, 3.00% due 10/1/2047 (put 10/1/2026)	1,420,000	1,421,451
	California Municipal Finance Authority (Aldersly) (California Mtg Insurance),
	Series B-1, 4.00% due 11/15/2028	595,000	595,441
	Series B-2, 3.75% due 11/15/2028	2,990,000	2,992,649
	California Municipal Finance Authority (Ararat Home of Los Angeles, Inc.) (California Mtg Insurance), 5.00% due 5/15/2033 - 5/15/2034	200,000	221,202
	California Municipal Finance Authority (Biola University), 5.00% due 10/1/2027	430,000	452,499
	California Municipal Finance Authority (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio) (Green Bond), Series A, 5.00% due 8/15/2032 - 8/15/2034	835,000	954,755
	California Municipal Finance Authority (CHF-Davis II LLC) (BAM), 5.00% due 5/15/2028	2,100,000	2,256,559
	California Municipal Finance Authority (CHF-Davis II LLC) (BAM) (Green Bond),
	4.00% due 5/15/2032	600,000	640,648
	5.00% due 5/15/2025 - 5/15/2031	2,295,000	2,501,019
	California Municipal Finance Authority (Congregational Homes, Inc. Obligated Group), Series B-1, 2.75% due 11/15/2027	405,000	405,040
	California Municipal Finance Authority (Palomar Health Obligated Group) (AGM) COP, Series A, 5.00% due 11/1/2027 - 11/1/2032	500,000	556,837
	California Municipal Finance Authority (Republic Services, Inc.) AMT,
	Series A,
[b]	3.875% due 3/1/2054 (put 3/1/2034)	2,000,000	2,055,794
[b]	4.375% due 9/1/2053 (put 9/1/2033)	3,000,000	3,144,252
[b]	Series B, 4.15% due 7/1/2051 (put 1/15/2025)	3,000,000	3,010,008
[b]	California Municipal Finance Authority (Roseville Affordable LP), Series B, 3.75% due 6/1/2028 (put 6/1/2027)	1,000,000	1,018,656
	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT,
[b]	3.95% due 10/1/2045 (put 12/2/2024)	2,000,000	1,999,086
[b]	Series A, 4.125% due 10/1/2041 (put 10/1/2025)	750,000	753,805
[b]	Series B, 4.80% due 11/1/2041 (put 6/2/2025)	1,000,000	1,005,496
	California Pollution Control Financing Authority (Guaranty: Waste Management, Inc.) AMT, Series A1, 3.375% due 7/1/2025	2,750,000	2,745,438
[b,c]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, 4.05% due 7/1/2043 (put 2/18/2025)	3,000,000	2,965,806
[b]	California Pollution Control Financing Authority (Waste Management, Inc.) AMT, Series A, 4.25% due 11/1/2038 (put 7/2/2029)	3,000,000	3,098,823
	California State Public Works Board,
	Series C, 5.00% due 9/1/2033	1,500,000	1,776,505
	Series D, 4.00% due 4/1/2033	1,045,000	1,068,492
[b]	California State University, Series B-3, 3.125% due 11/1/2051 (put 11/1/2026)	4,200,000	4,220,807
	California Statewide Communities Development Authority (CHF-Irvine LLC), 5.00% due 5/15/2027	500,000	514,473
	California Statewide Communities Development Authority (CHF-Irvine LLC) (BAM), 5.00% due 5/15/2030 - 5/15/2032	4,420,000	4,979,729
[b]	California Statewide Communities Development Authority (Kaiser Foundation Hospitals), Series 2004-M-R, 5.00% due 4/1/2038 (put 11/1/2029)	4,815,000	5,387,479
	California Statewide Communities Development Authority (Methodist Hospital of Southern California Obligated Group), 5.00% due 1/1/2031	200,000	213,924

240 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued
Thornburg California Limited Term Municipal Fund  | September 30, 2024

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE
	California Statewide Communities Development Authority (Odd Fellows Home of California) (California Mtg Insurance), Series A, 5.00% due 4/1/2026 - 4/1/2033	$2,345,000	$2,576,871
	California Statewide Communities Development Authority (Southern California Edison Co.),
	Series A, 1.75% due 9/1/2029	2,500,000	2,237,090
	Series D, 4.50% due 11/1/2033	3,500,000	3,800,377
[b]	California Statewide Communities Development Authority (Vintage at Folsom LP), Series E, 5.00% due 10/1/2028 (put 10/1/2027)	650,000	696,563
	Calipatria (Educational Facilities) (BAM) USD GO, Series B, Zero Coupon due 8/1/2025	665,000	643,041
	Cathedral City Redevelopment Successor Agency (Merged Redevelopment Area) (BAM), Series A, 5.00% due 8/1/2029 - 8/1/2034	2,090,000	2,380,897
	Chino Basin Regional Financing Authority, Series B, 4.00% due 11/1/2025	650,000	657,662
	City of Chula Vista (Police Facility Project) COP, 5.00% due 10/1/2024	1,700,000	1,700,112
	City of Chula Vista Redevelopment Successor Agency (AGM), 5.00% due 10/1/2032	1,070,000	1,112,844
	City of Colton Redevelopment Successor Agency (Multiple Redevelopment Project Areas) (BAM), 5.00% due 8/1/2025	950,000	968,284
	City of Fresno (Fresno Airport Revenue) (BAM) AMT, Series A, 5.00% due 7/1/2030 - 7/1/2033	3,255,000	3,626,549
	City of Los Angeles Department of Airports AMT,
	Series B, 5.00% due 5/15/2030 - 5/15/2032	4,600,000	4,851,435
	Series C, 5.00% due 5/15/2031	400,000	426,314
	Series D, 5.00% due 5/15/2033	5,435,000	6,009,012
[b]	City of San Jose (Allied 1510 Parkmoor LP) (HUD), Series F-2, 5.00% due 6/1/2027 (put 6/1/2026)	2,000,000	2,071,748
	City of San Mateo (San Mateo Community Facilities District No. 2008-1) (BAM), 5.00% due 9/1/2027 - 9/1/2032	3,915,000	4,361,063
	City of Stockton Redevelopment Successor Agency (Redevelopment of Midtown, North & South Stockton & Waterfront Areas) (AGM), Series A, 5.00% due 9/1/2025	1,155,000	1,177,981
	City of Victorville Electric Revenue, Series A, 5.00% due 5/1/2028 - 5/1/2032	1,090,000	1,239,873
	Commerce CDC Successor Agency (Multiple Redevelopment Project Areas) (AGM), Series A, 5.00% due 8/1/2027	1,760,000	1,827,887
	County of Sacramento CA Airport System Revenue AMT, Series C, 5.00% due 7/1/2027	1,925,000	2,037,260
	Elk Grove Finance Authority (Poppy Ridge CFD No. 2003-1 & East Franklin CFD No. 2002-1), 5.00% due 9/1/2025	750,000	763,333
	Fremont Union High School District GO, 5.00% due 8/1/2025	500,000	511,179
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2027	1,230,000	1,306,337
	Guam Waterworks Authority (Water & Wastewater System), 5.00% due 7/1/2025 - 7/1/2027	1,225,000	1,258,319
	Hacienda La Puente (Educational Facilities) (AGM) USD COP, Series C, 5.00% due 6/1/2025	1,300,000	1,320,002
	Hesperia Community Redevelopment Successor Agency (AGM), Series A, 5.00% due 9/1/2030	500,000	542,869
	Indian Wells Redevelopment Successor Agency (NPFG), Series A, 5.00% due 9/1/2029	500,000	518,538
	Indio Finance Authority (BAM), Series A, 5.00% due 11/1/2028 - 11/1/2032	1,815,000	2,051,821
	Jurupa Public Financing Authority (AGM), 5.00% due 9/1/2030 - 9/1/2033	3,785,000	4,425,257
	Lammersville Joint (BAM) USD, 5.00% due 9/1/2028 - 9/1/2032	4,905,000	5,566,502
	Lodi Public Financing Authority (Lodi Electric System Revenue) (AGM), 5.00% due 9/1/2031	1,405,000	1,531,800
	Los Angeles Community College District GO, 5.00% due 8/1/2026 - 8/1/2034	6,000,000	6,817,308
[b]	Los Angeles County Development Authority (2111 Firestone LP) (HUD), Series E, 5.00% due 7/1/2043 (put 7/1/2026)	2,605,000	2,689,592
[b]	Los Angeles County Development Authority (Century Wlava 2 LP) (HUD), Series C, 3.75% due 12/1/2046 (put 12/1/2026)	2,500,000	2,502,067
[b]	Los Angeles County Development Authority (VA Building 402 LP) (HUD), Series F, 3.375% due 1/1/2046 (put 7/1/2026)	3,980,000	4,000,497
	Los Angeles Department of Water & Power,
	Series A, 5.00% due 7/1/2033 - 7/1/2034	2,500,000	2,512,266
	Series B, 5.00% due 7/1/2033	1,050,000	1,106,154
	Los Angeles Housing Authority (FNMA), Series A, 3.75% due 4/1/2034	3,000,000	3,044,418
	Los Angeles USD (Green Bond) COP, Series A, 5.00% due 10/1/2033	3,000,000	3,560,934
	Los Angeles USD GO, Series A, 5.00% due 7/1/2034	500,000	605,010
	Moreno Valley Public Financing Authority (Public Improvements) ETM, 5.00% due 11/1/2024	1,455,000	1,457,772
	Municipal Improvement Corp. (Los Angeles), Series B, 4.00% due 11/1/2033	1,225,000	1,257,230
	Norman Y Mineta San Jose International Airport SJC AMT, Series A, 5.00% due 3/1/2025 - 3/1/2028	2,575,000	2,633,627
[b]	Northern California Energy Authority (Guaranty: Paclife Life Insurance Co.), Series A-1, 5.00% due 12/1/2054 (put 8/1/2030)	1,000,000	1,080,588
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2025	1,300,000	1,326,848
	Peralta Community College District GO, 5.00% due 8/1/2031 - 8/1/2033	2,065,000	2,398,519
	Pittsburg Redevelopment Successor Agency (AGM), Series A, 5.00% due 9/1/2026 - 9/1/2029	1,535,000	1,597,481
	Port of Los Angeles AMT, Series A-1, 5.00% due 8/1/2033 - 8/1/2034	1,450,000	1,651,490
	Poway Redevelopment Successor Agency (Paguay Redevelopment Project), Series A, 5.00% due 6/15/2025	4,665,000	4,738,604
	Rancho Santa Fe Community Services District Financing Authority, Series A, 5.00% due 9/1/2025	1,745,000	1,783,517
	Riverside County Public Financing Authority (Capital Facilities Project) ETM, 5.00% due 11/1/2025	1,000,000	1,028,776
	Riverside County Public Financing Authority (Redevelopment Project Area No. 1) (AGM), Series A, 5.00% due 10/1/2033 - 10/1/2034	1,600,000	1,896,102
	Riverside County Redevelopment Successor Agency (AGM), Series B, 5.00% due 10/1/2030	500,000	509,954
	Riverside County Redevelopment Successor Agency (BAM), Series B, 5.00% due 10/1/2030	750,000	764,947
	Rosemead CDC Successor Agency (Rosemead Merged Project Area) (BAM), 5.00% due 10/1/2024 - 10/1/2026	1,770,000	1,813,912
	Sacramento City Schools Joint Power Financing Authority (Sacramento City USD Educational Facility Sublease) (BAM), Series A, 5.00% due 3/1/2025	2,175,000	2,177,279
[b]	Sacramento Municipal Utility District, Series B, 5.00% due 8/15/2049 (put 10/15/2025)	1,270,000	1,284,194
	San Diego County Regional Airport Authority, Series A, 5.00% due 7/1/2033	500,000	553,724

See notes to financial statements.	Annual Financial Statements | 241

Schedule of Investments, Continued
Thornburg California Limited Term Municipal Fund  | September 30, 2024

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE
	San Diego County Regional Airport Authority AMT,
	Series B, 5.00% due 7/1/2030 - 7/1/2033	$5,380,000	$5,969,821
	Series C, 5.00% due 7/1/2031 - 7/1/2033	2,560,000	2,788,709
	San Francisco City & County Airport Comm-San Francisco International Airport AMT, Series A, 5.00% due 5/1/2032 - 5/1/2034	5,000,000	5,553,687
	San Francisco Community College District (BAM) GO, Series B, 5.00% due 6/15/2033 - 6/15/2034	1,150,000	1,357,156
	San Marcos Redevelopment Successor Agency, Series A, 5.00% due 10/1/2033	1,000,000	1,018,375
	San Mateo County Transit District Sales Tax Revenue, Series A, 5.00% due 6/1/2029	1,000,000	1,015,504
	Santa Clara County Financing Authority, Series Q, 4.00% due 5/15/2032	1,040,000	1,050,448
	Santa Clara County Financing Authority (Multiple Facilities Projects), Series P, 5.00% due 5/15/2025	2,255,000	2,292,686
	Santa Cruz County Capital Financing Authority, Series A-1, 4.00% due 6/1/2029 - 6/1/2034	2,685,000	2,848,806
	Santa Margarita Water District (Talega Community Facilities), Series A, 5.00% due 9/1/2027	350,000	369,797
	State of California GO,
	4.00% due 9/1/2034	1,000,000	1,016,013
	5.00% due 8/1/2027 - 8/1/2033	2,640,000	2,812,494
	Stockton Public Financing Authority (Stockton Water Revenue) (BAM) (Green Bond), Series A, 5.00% due 10/1/2024 - 10/1/2027	2,130,000	2,225,263
	Torrance USD GO, 4.25% due 8/1/2033	1,320,000	1,357,929
	Tustin (Community Facilities District No. 97-1) USD, Series A, 5.00% due 9/1/2031	450,000	455,224
	Vallejo City (BAM) USD GO, 5.00% due 8/1/2032	460,000	532,569
	Ventura County Community College District GO, 4.00% due 8/1/2032	1,000,000	1,007,972
	Ventura County Public Financing Authority (Office Building Purchase & Improvements), Series B, 5.00% due 11/1/2024	1,060,000	1,061,362
	West Valley-Mission Community College District GO, Series B, 4.00% due 8/1/2034	1,150,000	1,155,770
	TOTAL LONG-TERM MUNICIPAL BONDS — 96.1% (Cost $256,517,546)		$262,755,448
	SHORT-TERM INVESTMENTS — 2.0%
	MUNICIPAL BONDS — 1.3%
[b]	State of California (LOC Barclays Bank plc) GO, Series A-1-REMK, 3.00% due 5/1/2033 (put 10/1/2024)	2,460,000	2,460,000
[b]	Los Angeles Department of Water & Power (SPA Barclays Bank plc), Series B-4, 3.10% due 7/1/2035 (put 10/1/2024)	1,200,000	1,200,000
	TOTAL MUNICIPAL BONDS — 1.3% (Cost $3,660,000)		$3,660,000
	U.S. TREASURY SECURITIES — 0.7%
	U.S. Treasury Bills,
	4.593% due 10/3/2024	1,400,000	1,399,648
	4.662% due 10/8/2024	470,000	469,580
	TOTAL U.S. TREASURY SECURITIES — 0.7% (Cost $1,869,228)		$1,869,228
	TOTAL SHORT-TERM INVESTMENTS — 2.0% (Cost $5,529,228)		$5,529,228
	TOTAL INVESTMENTS — 98.1% (Cost $262,046,774)		$268,284,676
	OTHER ASSETS LESS LIABILITIES — 1.9%		5,087,376
	NET ASSETS — 100.0%		$273,372,052

Footnote Legend

a	When-issued security.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on September 30, 2024.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the aggregate value of these securities in the Fund’s portfolio was $2,965,806, representing 1.08% of the Fund’s net assets.

242 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued
Thornburg California Limited Term Municipal Fund  | September 30, 2024

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.	HUD	Insured by Housing and Urban Development
AMT	Alternative Minimum Tax	LOC	Letter of Credit
BAM	Insured by Build America Mutual Insurance Co.	Mtg	Mortgage
CDC	Community Development Commission	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
COP	Certificates of Participation	NPFG	Insured by National Public Finance Guarantee Corp.
ETM	Escrowed to Maturity	SPA	Stand-by Purchase Agreement
FHA	Insured by Federal Housing Administration	USD	Unified School District
FNMA	Collateralized by Federal National Mortgage Association	VA	Veterans Affairs
GO	General Obligation
HFFA	Health Facilities Financing Authority

See notes to financial statements.	Annual Financial Statements | 243

Schedule of Investments
Thornburg New Mexico Intermediate Municipal Fund  | September 30, 2024

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE
	LONG-TERM MUNICIPAL BONDS — 94.6%
	Albuquerque Bernalillo County Water Utility Authority (2007 NMFA Loan & Joint Water & Sewer System Improvements), 5.00% due 7/1/2032	$2,000,000	$2,034,462
	Albuquerque Municipal School District No. 12 (Bernalillo & Sandoval Counties School Facilities) (State Aid Withholding) GO, Series 2017, 5.00% due 8/1/2031	1,000,000	1,038,741
	Albuquerque Municipal School District No. 12 (State Aid Withholding) GO,
	5.00% due 8/1/2033	250,000	271,013
	Series 2017, 5.00% due 8/1/2028	600,000	624,542
	Series A, 5.00% due 8/1/2032	1,100,000	1,238,798
	Antonio B Won Pat International Airport Authority AMT,
	Series A,
[a]	5.00% due 10/1/2033 - 10/1/2034	300,000	324,245
[a]	5.25% due 10/1/2039	100,000	109,559
	City of Albuquerque (City Infrastructure Improvements) GRT, Series A, 5.00% due 7/1/2033 - 7/1/2034	2,300,000	2,331,620
	City of Albuquerque GO, Series A, 5.00% due 7/1/2025	500,000	508,714
	City of Albuquerque GRT,
	Series B, 5.00% due 7/1/2040	500,000	565,531
	Series C, 4.00% due 7/1/2032	1,215,000	1,237,203
	City of Albuquerque Refuse Removal & Disposal Revenue, 5.00% due 7/1/2030	40,000	45,236
	City of Albuquerque Transportation Infrastructure GRT, 4.00% due 7/1/2031	800,000	835,801
	City of Farmington (Public Service Co. of New Mexico),
[b]	Series C, 3.875% due 6/1/2040 (put 6/1/2029)	2,000,000	2,061,836
[b]	Series D, 3.90% due 6/1/2040 (put 6/1/2028)	2,085,000	2,139,817
	City of Las Cruces (Joint Utility System), 4.00% due 6/1/2028	475,000	484,126
	City of Roswell (Joint Water & Sewer Improvement) (BAM), 5.00% due 6/1/2035 - 6/1/2036	1,220,000	1,254,314
	City of Roswell GRT, 4.00% due 8/1/2030	200,000	206,678
	City of Santa Fe (Public Facilities) GRT, Series A, 5.00% due 6/1/2034 - 6/1/2038	1,870,000	2,020,517
	County of Bernalillo (Government Services) (AMBAC) GRT, 5.25% due 10/1/2025	3,850,000	3,937,399
	County of Bernalillo (Government Services) (NPFG) GRT, Series B, 5.70% due 4/1/2027	430,000	454,034
	County of Bernalillo (Government Services) GRT,
	5.25% due 4/1/2027	170,000	175,712
	Series B, 5.70% due 4/1/2027	1,590,000	1,678,868
	County of McKinley (BAM) GRT, 4.00% due 6/1/2043	750,000	750,316
	County of San Juan (County Capital Improvements) GRT, Series B, 5.00% due 6/15/2028 - 6/15/2030	2,645,000	2,648,767
	County of Santa Fe (County Correctional System) (AGM), 6.00% due 2/1/2027	595,000	619,688
	County of Santa Fe GO, 4.25% due 7/1/2038	1,065,000	1,126,548
	Guam Power Authority, Series A, 5.00% due 10/1/2042	1,750,000	1,868,975
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2024 - 10/1/2026	1,230,000	1,261,063
	Hobbs School District No. 16 (State Aid Withholding) GO, 5.00% due 9/15/2026 - 9/15/2027	650,000	686,529
[a]	Inspiration Public Improvement District (BAM), 4.00% due 10/1/2044	350,000	347,614
	Lea County Public School District No. 8 Eunice (State Aid Withholding) GO, 5.00% due 9/15/2032 - 9/15/2033 (pre-refunded 9/15/2029)	2,185,000	2,435,984
[a]	Los Diamantes Public Improvement District (BAM), 4.00% due 10/1/2044	500,000	490,784
	Loving Municipal School District No. 10 (State Aid Withholding) GO, 5.00% due 9/15/2027	1,085,000	1,156,963
	New Mexico Educational Assistance Foundation AMT, Series 1A, 5.00% due 9/1/2029	2,600,000	2,786,776
	New Mexico Finance Authority, Series D, 5.00% due 6/1/2040	845,000	919,291
	New Mexico Finance Authority (Public Project Revolving Fund),
	Series B,
	4.00% due 6/1/2029 - 6/1/2030	2,425,000	2,440,380
	5.00% due 6/1/2043	1,000,000	1,118,245
	Series C, 5.00% due 6/1/2032	250,000	253,014
	Series D, 4.00% due 6/1/2033 - 6/1/2034	5,245,000	5,339,028
	New Mexico Finance Authority (State of New Mexico Department of Transportation), Series A, 5.00% due 6/15/2025 - 6/15/2026	1,230,000	1,276,601
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), Series A, 5.00% due 7/1/2034	375,000	381,795
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group),
	5.00% due 8/1/2031 (pre-refunded 8/1/2025)	600,000	611,021
	Series A,
	4.00% due 8/1/2036 - 8/1/2037	3,965,000	3,993,566
	5.00% due 8/1/2039	1,440,000	1,549,816
	New Mexico Institute of Mining & Technology (Campus Buildings Acquisition & Improvements) (AGM), 4.00% due 12/1/2040	700,000	705,021
	New Mexico Mortgage Finance Authority, Series A-1, 3.20% due 9/1/2031	460,000	445,121
	New Mexico Mortgage Finance Authority (FHLMC, FNMA, GNMA),
	Series A Class I, 4.50% due 9/1/2044	220,000	223,825
	Series A, 4.25% due 9/1/2043	995,000	1,011,506
	Series B, 4.55% due 9/1/2043	1,485,000	1,541,605

244 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued
Thornburg New Mexico Intermediate Municipal Fund  | September 30, 2024

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE
	Series C,
	4.55% due 9/1/2043	$2,220,000	$2,281,314
	4.60% due 9/1/2044	1,500,000	1,537,890
	Series E Class I, 4.45% due 9/1/2044	1,200,000	1,214,383
	Series F, 2.85% due 7/1/2039	775,000	640,579
[b]	New Mexico Mortgage Finance Authority (JLG SAF 2023 LLLP) (HUD), 5.00% due 2/1/2042 (put 6/1/2025)	1,000,000	1,001,479
	New Mexico Municipal Energy Acquisition Authority (Guaranty: Royal Bank of Canada),
	Series A,
	4.00% due 11/1/2024	1,500,000	1,500,351
[b]	5.00% due 11/1/2039 (put 5/1/2025)	1,000,000	1,009,428
	Regents of New Mexico State University (Campus Buildings Acquisition & Improvements),
	Series A,
	4.50% due 6/1/2035 - 6/1/2036	3,000,000	3,064,773
	5.00% due 4/1/2032 - 4/1/2036	4,280,000	4,491,205
	Santa Fe Public School District (State Aid Withholding) GO, 5.00% due 8/1/2025 - 8/1/2031	1,470,000	1,533,384
	State of New Mexico GO, 5.00% due 3/1/2025	2,040,000	2,059,778
	State of New Mexico Severance Tax Permanent Fund,
	5.00% due 7/1/2028	465,000	505,501
	Series A, 5.00% due 7/1/2025 - 7/1/2029	1,500,000	1,570,845
	Town of Silver City (BAM) GRT, 5.00% due 6/1/2037	610,000	659,101
	University of New Mexico, Series A, 4.00% due 6/1/2032	385,000	392,305
	University of New Mexico (AGM), 4.375% due 6/1/2043	1,005,000	1,050,096
	Village of Los Ranchos de Albuquerque (Albuquerque Academy), 5.00% due 9/1/2031	300,000	328,316
[a]	Volterra Public Improvement District (BAM), 4.00% due 10/1/2043	1,000,000	1,005,071
	TOTAL LONG-TERM MUNICIPAL BONDS — 94.6% (Cost $87,872,826)		$89,414,407
	SHORT-TERM INVESTMENTS — 6.8%
	MUNICIPAL BONDS — 4.3%
[b]	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group; SPA JP Morgan Chase Bank NA), Series B, 4.05% due 8/1/2034 (put 10/1/2024)	4,100,000	4,100,000
	TOTAL MUNICIPAL BONDS — 4.3% (Cost $4,100,000)		$4,100,000
	U.S. TREASURY SECURITIES — 2.5%
	U.S. Treasury Bills,
	4.641% due 10/3/2024	940,000	939,761
	4.576% due 10/1/2024	815,000	815,000
	4.676% due 10/8/2024	580,000	579,481
	TOTAL U.S. TREASURY SECURITIES — 2.5% (Cost $2,334,242)		$2,334,242
	TOTAL SHORT-TERM INVESTMENTS — 6.8% (Cost $6,434,242)		$6,434,242
	TOTAL INVESTMENTS — 101.4% (Cost $94,307,068)		$95,848,649
	LIABILITIES NET OF OTHER ASSETS — (1.4)%		(1,348,724)
	NET ASSETS — 100.0%		$94,499,925

Footnote Legend

a	When-issued security.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on September 30, 2024.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.	GO	General Obligation
AMBAC	Insured by American Municipal Bond Assurance Corp.	GRT	Gross Receipts Tax
AMT	Alternative Minimum Tax	HUD	Insured by Housing and Urban Development
BAM	Insured by Build America Mutual Insurance Co.	NMFA	New Mexico Finance Authority
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.	NPFG	Insured by National Public Finance Guarantee Corp.
FNMA	Collateralized by Federal National Mortgage Association	SPA	Stand-by Purchase Agreement
GNMA	Collateralized by Government National Mortgage Association

See notes to financial statements.	Annual Financial Statements | 245

Schedule of Investments
Thornburg New York Intermediate Municipal Fund  | September 30, 2024

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE
	LONG-TERM MUNICIPAL BONDS — 98.3%
[a]	Antonio B Won Pat International Airport Authority AMT, Series A, 5.25% due 10/1/2040	$200,000	$218,466
	City of Long Beach (BAM) GO, Series B, 5.25% due 7/15/2042	500,000	538,995
	City of New York (City Budget Financial Management) GO, Series G, 5.00% due 8/1/2030	1,000,000	1,002,367
	City of New York GO, Series A, 5.00% due 8/1/2043	800,000	886,870
	City of Yonkers (AGM) GO, Series C, 5.00% due 3/15/2025	350,000	354,011
	Dutchess County Local Development Corp. (Tompkins Terrace Housing LP) (FNMA) (Green Bond), 5.00% due 10/1/2040	500,000	555,488
	Guam Power Authority, Series A, 5.00% due 10/1/2042	250,000	266,997
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2024	250,000	250,013
	Guam Waterworks Authority (Water & Wastewater System), 5.00% due 7/1/2026	510,000	528,097
	Hudson Yards Infrastructure Corp. (Hudson Yards Subway Station), Series A, 5.00% due 2/15/2035	1,000,000	1,053,383
	Long Island Power Authority (Electric System Capital Improvements) (AGC), Series C, 5.25% due 9/1/2029	645,000	714,155
	Metropolitan Transportation Authority,
	Series A-1, 5.00% due 11/15/2040	205,000	206,575
	Series D-1, 5.00% due 11/15/2031	1,000,000	1,020,755
	Monroe County (Monroe Community College Association, Inc.) (AGM) IDC, 5.00% due 1/15/2028 - 1/15/2029	550,000	550,490
	Nassau County Sewer & Storm Water Finance Authority (Sewerage & Storm Water Resource Facilities), Series A, 5.00% due 10/1/2028 - 10/1/2031	1,400,000	1,400,757
	New York City Housing Development Corp. (CSA Preservation Partners LLC) (HUD) (Green Bond), Series A, 4.45% due 8/1/2043	200,000	201,739
	New York City Housing Development Corp. (FHA) (Green Bond), Series A-1, 4.55% due 11/1/2044	300,000	305,658
	New York City Housing Development Corp. (Green Bond), Series G, 4.60% due 11/1/2043	250,000	253,655
	New York City Housing Development Corp. (HUD) (Green Bond), Series B-1-A, 4.50% due 11/1/2044	100,000	101,178
	New York City Municipal Water Finance Authority (New York City Water & Sewer System),
	Series AA-2, 4.00% due 6/15/2042	350,000	356,848
	Series EE, 4.00% due 6/15/2042	250,000	254,134
	New York City Transitional Finance Authority Future Tax Secured Revenue,
	Series A, 5.00% due 11/1/2036	1,000,000	1,112,797
	Series A1, 5.00% due 8/1/2038	1,000,000	1,068,656
	Series C, 5.00% due 11/1/2026	500,000	500,878
	New York State Dormitory Authority (AGM, State Aid Withholding),
	Series A, 5.00% due 10/1/2043 - 10/1/2044	600,000	656,650
	Series H, 5.00% due 10/1/2024	155,000	155,010
	New York State Dormitory Authority (Barnard College), Series A, 5.00% due 7/1/2041	250,000	271,084
	New York State Dormitory Authority (Orange & Ulster Counties Board Coop Educational Services Sole Supervisory District), Series A, 4.25% due 8/15/2044	300,000	306,307
	New York State Dormitory Authority (School District Financing Program) (AGM, State Aid Withholding), Series A, 5.00% due 10/1/2028	200,000	200,325
	New York State Dormitory Authority (State Aid Withholding), Series A, 5.00% due 10/1/2032 - 10/1/2033	450,000	471,802
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue),
	Series A, 4.00% due 3/15/2040 - 3/15/2042	750,000	770,358
	Series E, 4.00% due 3/15/2039	350,000	364,021
	New York State Dormitory Authority (State of New York Sales Tax Revenue), Series A-1, 4.00% due 3/15/2043	500,000	507,907
	New York State Energy Research & Development Authority (New York State Electric & Gas Corp.), Series C, 4.00% due 4/1/2034	550,000	569,282
[b]	New York State Environmental Facilities Corp. (Waste Management, Inc.) AMT, 4.25% due 5/1/2030 (put 11/1/2024)	500,000	499,787
	New York State Housing Finance Agency (HUD, SONYMA) (Green Bond), Series C-1, 4.50% due 11/1/2043	250,000	252,578
	New York Transportation Development Corp. (JFK NTO LLC) (Green Bond) AMT, 5.25% due 6/30/2044	250,000	268,902
	Port Authority of New York & New Jersey AMT,
	Series 186, 5.00% due 10/15/2037	500,000	500,436
	Series 238, 5.00% due 7/15/2040	400,000	441,930
	Sales Tax Asset Receivable Corp. (New York Local Government Assistance Corp.), Series A, 5.00% due 10/15/2029 - 10/15/2031 (pre-refunded 10/15/2024)	1,250,000	1,250,960
	State of New York Mortgage Agency Homeowner Mortgage Revenue (SONYMA) (Green Bond) AMT, Series 262, 4.45% due 4/1/2036	210,000	212,094
	Tompkins County Development Corp. (Ithaca College), 5.00% due 7/1/2027 - 7/1/2034	610,000	628,440
	Town of Hempstead GO, 4.00% due 5/1/2044	300,000	307,271
	Triborough Bridge & Tunnel Authority, Series A, 5.00% due 11/15/2033	250,000	252,970
	Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series A, 5.00% due 11/15/2029	1,000,000	1,003,022
	Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series A, 5.00% due 9/1/2033	645,000	710,153
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2026 - 7/1/2028	580,000	598,179
	TOTAL LONG-TERM MUNICIPAL BONDS — 98.3% (Cost $24,444,213)		$24,902,430

246 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued
Thornburg New York Intermediate Municipal Fund | September 30, 2024

	ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE
	SHORT-TERM MUNICIPAL BONDS — 1.3%
[b]	Metropolitan Transportation Authority (LOC Barclays Bank plc), Series 2012G-1, 4.15% due 11/1/2032 (put 10/1/2024)	$330,000	$330,000
	TOTAL SHORT-TERM MUNICIPAL BONDS — 1.3% (Cost $330,000)		$330,000
	TOTAL INVESTMENTS — 99.6% (Cost $24,774,213)		$25,232,430
	OTHER ASSETS LESS LIABILITIES — 0.4%		95,808
	NET ASSETS — 100.0%		$25,328,238

Footnote Legend

a	When-issued security.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on September 30, 2024.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

AGC	Insured by Assured Guaranty Corp.	GO	General Obligation
AGM	Insured by Assured Guaranty Municipal Corp.	HUD	Insured by Housing and Urban Development
AMT	Alternative Minimum Tax	IDC	Industrial Development Corp.
BAM	Insured by Build America Mutual Insurance Co.	LOC	Letter of Credit
FHA	Insured by Federal Housing Administration	SONYMA	State of New York Mortgage Agency
FNMA	Collateralized by Federal National Mortgage Association

See notes to financial statements.	Annual Financial Statements | 247

Statements of Assets and Liabilities
September 30, 2024

	THORNBURG SHORT DURATION MUNICIPAL FUND	THORNBURG LIMITED TERM MUNICIPAL FUND	THORNBURG INTERMEDIATE MUNICIPAL FUND	THORNBURG STRATEGIC MUNICIPAL INCOME FUND
ASSETS
Investment in securities, at cost	$119,116,973	$2,394,584,075	$975,519,713	$306,598,068
Investments at value	120,227,268	2,468,148,025	1,008,488,894	319,029,219
Cash	36,535	21,797	6,897	12,635
Receivable for investments sold	-	7,125,000	2,355,000	835,000
Receivable for fund shares sold	-	7,762,950	2,442,537	658,910
Principal and interest receivable	1,304,931	29,271,494	12,896,526	4,226,401
Prepaid expenses and other assets	8,706	51,257	63,496	20,202
Total Assets	121,577,440	2,512,380,523	1,026,253,350	324,782,367
LIABILITIES
Payable for investments purchased	3,429,983	12,447,731	3,008,012	1,832,671
Payable for fund shares redeemed	26,444	4,293,887	1,805,963	414,077
Payable to investment advisor and other affiliates	31,065	1,168,219	419,907	122,417
Accounts payable and accrued expenses	88,844	994,954	224,878	139,585
Dividends payable	119,404	555,432	340,901	11,839
Total Liabilities	3,695,740	19,460,223	5,799,661	2,520,589
NET ASSETS	$117,881,700	$2,492,920,300	$1,020,453,689	$322,261,778
NET ASSETS CONSIST OF
Net capital paid in on shares of beneficial interest	$124,372,083	$2,681,696,362	$1,027,449,546	$334,058,156
Accumulated loss	(6,490,383)	(188,776,062)	(6,995,857)	(11,796,378)
NET ASSETS	$117,881,700	$2,492,920,300	$1,020,453,689	$322,261,778

248  |  Annual Financial Statements

Statements of Assets and Liabilities, Continued
September 30, 2024

	THORNBURG SHORT DURATION MUNICIPAL FUND	THORNBURG LIMITED TERM MUNICIPAL FUND	THORNBURG INTERMEDIATE MUNICIPAL FUND		THORNBURG STRATEGIC MUNICIPAL INCOME FUND
NET ASSET VALUE
Class A Shares:
Net assets applicable to shares outstanding	$6,366,917	$543,243,278	$260,419,718		$69,372,379
Shares outstanding	531,196	39,673,199	19,464,010		4,860,118
Net asset value and redemption price per share	$11.99	$13.69	$13.38		$14.27
Maximum offering price per share (net asset value, plus 2.25% of offering
price)	$12.27	$14.01	$13.65	*	$14.56	*
Class C Shares:
Net assets applicable to shares outstanding	-	39,586,466	13,044,053		4,118,758
Shares outstanding	-	2,885,776	973,759		288,229
Net asset value and redemption price per share**	-	13.72	13.40		14.29
Class C2 Shares:
Net assets applicable to shares outstanding	-	2,695,220	1,503,401		-
Shares outstanding	-	196,433	112,224		-
Net asset value and redemption price per share**	-	13.72	13.40		-
Class I Shares:
Net assets applicable to shares outstanding	111,514,783	1,907,395,336	745,486,517		248,770,641
Shares outstanding	9,306,334	139,283,980	55,790,971		17,412,800
Net asset value and redemption price per share	11.98	13.69	13.36		14.29

*	Net asset value, plus 2.00% of offering price.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

Annual Financial Statements  |  249

Statements of Assets and Liabilities, Continued
September 30, 2024

	THORNBURG CALIFORNIA LIMITED TERM MUNICIPAL FUND	THORNBURG NEW MEXICO INTERMEDIATE MUNICIPAL FUND	THORNBURG NEW YORK INTERMEDIATE MUNICIPAL FUND
ASSETS
Investment in securities, at cost	$262,046,774	$94,307,068	$24,774,213
Investments at value	268,284,676	95,848,649	25,232,430
Cash	16,929	4,810	77,123
Receivable for investments sold	3,030,000	-	-
Receivable for fund shares sold	330,412	6,333	1,600
Principal and interest receivable	3,220,323	1,124,149	321,491
Prepaid expenses and other assets	12,908	10,811	7,522
Total Assets	274,895,248	96,994,752	25,640,166
LIABILITIES
Payable for investments purchased	752,940	2,270,841	218,848
Payable for fund shares redeemed	441,697	69,718	11,853
Payable to investment advisor and other affiliates	114,020	63,280	6,688
Accounts payable and accrued expenses	139,777	81,186	65,155
Dividends payable	74,762	9,802	9,384
Total Liabilities	1,523,196	2,494,827	311,928
NET ASSETS	$273,372,052	$94,499,925	$25,328,238
NET ASSETS CONSIST OF
Net capital paid in on shares of beneficial interest	$285,422,428	$98,413,069	$26,193,750
Accumulated loss	(12,050,376)	(3,913,144)	(865,512)
NET ASSETS	$273,372,052	$94,499,925	$25,328,238

250  |  Annual Financial Statements

Statements of Assets and Liabilities, Continued
September 30, 2024

	THORNBURG CALIFORNIA LIMITED TERM MUNICIPAL FUND		THORNBURG NEW MEXICO INTERMEDIATE MUNICIPAL FUND	THORNBURG NEW YORK INTERMEDIATE MUNICIPAL FUND
NET ASSET VALUE
Class A Shares:
Net assets applicable to shares outstanding	$60,071,448		$37,430,111	$12,740,205
Shares outstanding	4,609,601		2,992,788	1,053,228
Net asset value and redemption price per share	$13.03		$12.51	$12.10
Maximum offering price per share (net asset value, plus 2.00% of offering price)	$13.33	*	$12.77	$12.35
Class C Shares:
Net assets applicable to shares outstanding	1,216,297		-	-
Shares outstanding	93,251		-	-
Net asset value and redemption price per share**	13.04		-	-
Class C2 Shares:
Net assets applicable to shares outstanding	523,755		-	-
Shares outstanding	40,160		-	-
Net asset value and redemption price per share**	13.04		-	-
Class D Shares:
Net assets applicable to shares outstanding	-		7,696,459	-
Shares outstanding	-		615,110	-
Net asset value and redemption price per share	-		12.51	-
Class I Shares:
Net assets applicable to shares outstanding	211,560,552		49,373,355	12,588,033
Shares outstanding	16,217,706		3,949,566	1,040,601
Net asset value and redemption price per share	13.05		12.50	12.10

*	Net asset value, plus 2.25% of offering price.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

Annual Financial Statements  |  251

Statements of Operations
Year Ended September 30, 2024

	THORNBURG SHORT DURATION MUNICIPAL FUND	THORNBURG LIMITED TERM MUNICIPAL FUND	THORNBURG INTERMEDIATE MUNICIPAL FUND	THORNBURG STRATEGIC MUNICIPAL INCOME FUND
INVESTMENT INCOME
Interest income	$4,713,519	$99,004,380	$39,927,824	$13,393,543
EXPENSES
Investment management fees	500,998	8,694,995	4,568,045	2,306,792
Administration fees	109,172	2,303,100	835,635	267,881
Distribution and service fees
Class A Shares	16,774	1,425,230	650,413	169,230
Class C Shares	-	241,678	87,489	28,843
Class C2 Shares	-	19,211	10,900	-
Transfer agent fees
Class A Shares	19,575	391,167	187,449	63,015
Class C Shares	-	30,269	12,797	6,446
Class C2 Shares	-	4,283	3,231	-
Class I Shares	46,937	1,277,606	459,742	250,284
Registration and filing fees
Class A Shares	18,674	28,906	32,531	22,427
Class C Shares	-	17,750	16,541	16,412
Class C2 Shares	-	14,314	10,459	-
Class I Shares	18,814	45,501	75,932	23,960
Custodian fees	37,818	223,513	99,758	58,208
Audit and tax fees	49,679	49,783	49,611	52,711
Legal fees	1,622	29,634	11,123	3,097
Trustee and officer fees	9,510	193,036	63,914	21,817
Other expenses	13,595	164,372	63,715	31,939
Total Expenses	843,168	15,154,348	7,239,285	3,323,062
Less:
Expenses reimbursed	(200,146)	(14,181)	(1,655,182)	(666,727)
Investment management fees waived	-	-	(102,141)	(659,567)
Net Expenses	643,022	15,140,167	5,481,962	1,996,768
Net Investment Income (Loss)	$4,070,497	$83,864,213	$34,445,862	$11,396,775
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)	(382,299)	(20,284,187)	(2,799,885)	(1,124,137)
Net change in unrealized appreciation (depreciation)	2,879,584	125,889,865	47,874,395	20,618,433
Net Realized and Unrealized Gain (Loss)	2,497,285	105,605,678	45,074,510	19,494,296
Change in Net Assets Resulting from Operations	$6,567,782	$189,469,891	$79,520,372	$30,891,071

See notes to financial statements.

252  |  Annual Financial Statements

Statements of Operations, Continued
Year Ended September 30, 2024

	THORNBURG CALIFORNIA LIMITED TERM MUNICIPAL FUND	THORNBURG NEW MEXICO INTERMEDIATE MUNICIPAL FUND	THORNBURG NEW YORK INTERMEDIATE MUNICIPAL FUND
INVESTMENT INCOME
Interest income	$9,782,560	$3,571,458	$951,822
EXPENSES
Investment management fees	1,374,207	498,553	125,254
Administration fees	239,459	86,908	21,819
Distribution and service fees
Class A Shares	155,838	103,000	32,234
Class C Shares	9,967	-	-
Class C2 Shares	2,580	-	-
Class D Shares	-	40,198	-
Transfer agent fees
Class A Shares	32,015	37,217	17,690
Class C Shares	5,384	-	-
Class C2 Shares	1,701	-	-
Class D Shares	-	7,296	-
Class I Shares	143,241	21,353	14,356
Registration and filing fees
Class A Shares	8,946	8,617	8,846
Class C Shares	5,846	-	-
Class C2 Shares	4,655	-	-
Class D Shares	-	6,066	-
Class I Shares	11,038	7,292	7,721
Custodian fees	51,227	35,922	28,247
Audit and tax fees	49,725	49,690	49,679
Legal fees	3,251	1,274	373
Trustee and officer fees	19,422	7,324	1,650
Other expenses	25,090	13,301	7,840
Total Expenses	2,143,592	924,011	315,709
Less:
Expenses reimbursed	(452,340)	(78,285)	(61,355)
Investment management fees waived	(176,023)	-	(45,253)
Net Expenses	1,515,229	845,726	209,101
Net Investment Income (Loss)	$8,267,331	$2,725,732	$742,721
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)	(769,106)	(909,461)	18,357
Net change in unrealized appreciation (depreciation)	11,175,612	5,068,490	1,014,903
Net Realized and Unrealized Gain (Loss)	10,406,506	4,159,029	1,033,260
Change in Net Assets Resulting from Operations	$18,673,837	$6,884,761	$1,775,981

See notes to financial statements.

Annual Financial Statements  |  253

Statements of Changes in Net Assets

	THORNBURG SHORT DURATION MUNICIPAL FUND		THORNBURG LIMITED TERM MUNICIPAL FUND
	YEAR ENDED SEPTEMBER 30, 2024	YEAR ENDED SEPTEMBER 30, 2023	YEAR ENDED SEPTEMBER 30, 2024	YEAR ENDED SEPTEMBER 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$4,070,497	$4,314,666	$83,864,213	$88,174,231
Net realized gain (loss)	(382,299)	(1,499,341)	(20,284,187)	(65,366,632)
Net change in unrealized appreciation (depreciation)	2,879,584	1,661,186	125,889,865	62,076,109
Net Increase (Decrease) in Net Assets Resulting from
Operations	6,567,782	4,476,511	189,469,891	84,883,708
DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	(255,037)	(374,436)	(17,060,008)	(16,547,402)
Class C Shares	-	-	(1,308,308)	(1,596,072)
Class C2 Shares	-	-	(74,108)	(81,757)
Class I Shares	(3,811,389)	(3,940,027)	(65,608,814)	(69,956,736)
FUND SHARE TRANSACTIONS
Class A Shares	(7,422,532)	(6,545,486)	(90,432,418)	(142,496,782)
Class C Shares	-	-	(22,019,306)	(31,507,397)
Class C2 Shares	-	-	(943,547)	(1,181,993)
Class I Shares	(21,505,483)	(18,282,140)	(477,181,796)	(856,389,436)
Net Increase (Decrease) in Net Assets	(26,426,659)	(24,665,578)	(485,158,414)	(1,034,873,867)
NET ASSETS
Beginning of Year	144,308,359	168,973,937	2,978,078,714	4,012,952,581
End of Year	$117,881,700	$144,308,359	$2,492,920,300	$2,978,078,714

See notes to financial statements.

254  |  Annual Financial Statements

Statements of Changes in Net Assets, Continued

	THORNBURG INTERMEDIATE MUNICIPAL FUND		THORNBURG STRATEGIC MUNICIPAL INCOME FUND
	YEAR ENDED SEPTEMBER 30, 2024	YEAR ENDED SEPTEMBER 30, 2023	YEAR ENDED SEPTEMBER 30, 2024	YEAR ENDED SEPTEMBER 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$34,445,862	$28,744,462	$11,396,775	$10,058,287
Net realized gain (loss)	(2,799,885)	(12,731,956)	(1,124,137)	(10,961,557)
Net change in unrealized appreciation (depreciation)	47,874,395	6,007,875	20,618,433	8,710,314
Net Increase (Decrease) in Net Assets Resulting from
Operations	79,520,372	22,020,381	30,891,071	7,807,044
DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	(8,828,632)	(8,456,757)	(2,400,032)	(1,982,075)
Class C Shares	(440,530)	(512,526)	(147,421)	(164,395)
Class C2 Shares	(50,647)	(40,311)	-	-
Class I Shares	(24,815,075)	(19,698,247)	(8,843,004)	(7,913,674)
FUND SHARE TRANSACTIONS
Class A Shares	(15,862,933)	(7,187,354)	4,257,606	5,667,489
Class C Shares	(4,029,386)	(5,698,642)	(1,203,677)	(3,326,832)
Class C2 Shares	(82,899)	1,826	-	-
Class I Shares	130,570,295	32,482,766	6,216,638	(7,458,735)
Net Increase (Decrease) in Net Assets	155,980,565	12,911,136	28,771,181	(7,371,178)
NET ASSETS
Beginning of Year	864,473,124	851,561,988	293,490,597	300,861,775
End of Year	$1,020,453,689	$864,473,124	$322,261,778	$293,490,597

See notes to financial statements.

Annual Financial Statements  |  255

Statements of Changes in Net Assets, Continued

	THORNBURG CALIFORNIA LIMITED TERM MUNICIPAL FUND		THORNBURG NEW MEXICO INTERMEDIATE MUNICIPAL FUND
	YEAR ENDED SEPTEMBER 30, 2024	YEAR ENDED SEPTEMBER 30, 2023	YEAR ENDED SEPTEMBER 30, 2024	YEAR ENDED SEPTEMBER 30, 2023
INCREASE (DECREASE) IN NET ASSETS
FROM
OPERATIONS
Net investment income (loss)	$8,267,331	$7,786,453	$2,725,732	$2,377,948
Net realized gain (loss)	(769,106)	(6,411,427)	(909,461)	(2,676,994)
Net change in unrealized appreciation
(depreciation)	11,175,612	6,686,800	5,068,490	2,278,602
Net Increase (Decrease) in Net Assets
Resulting from Operations	18,673,837	8,061,826	6,884,761	1,979,556
DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	(1,759,123)	(1,638,746)	(1,064,354)	(972,353)
Class C Shares	(50,284)	(85,110)	-	-
Class C2 Shares	(10,133)	(2,826)	-	-
Class D Shares	-	-	(187,963)	(164,159)
Class I Shares	(6,449,579)	(6,049,751)	(1,467,356)	(1,247,241)
FUND SHARE TRANSACTIONS
Class A Shares	(9,643,683)	(11,698,219)	(11,029,191)	(6,615,029)
Class C Shares	(1,766,937)	(3,111,724)	-	-
Class C2 Shares	369,820	12,376	-	-
Class D Shares	-	-	(1,528,354)	(1,477,519)
Class I Shares	(1,324,244)	(72,022,974)	(5,133,892)	(4,924,956)
Net Increase (Decrease) in Net Assets	(1,960,326)	(86,535,148)	(13,526,349)	(13,421,701)
NET ASSETS
Beginning of Year	275,332,378	361,867,526	108,026,274	121,447,975
End of Year	$273,372,052	$275,332,378	$94,499,925	$108,026,274

See notes to financial statements.

256  |  Annual Financial Statements

Statements of Changes in Net Assets, Continued

	THORNBURG NEW YORK INTERMEDIATE MUNICIPAL FUND
	YEAR ENDED SEPTEMBER 30, 2024	YEAR ENDED SEPTEMBER 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$742,721	$677,913
Net realized gain (loss)	18,357	(342,396)
Net change in unrealized appreciation (depreciation)	1,014,903	212,562
Net Increase (Decrease) in Net Assets Resulting from Operations	1,775,981	548,079
DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class A Shares	(362,275)	(335,662)
Class I Shares	(380,376)	(342,326)
FUND SHARE TRANSACTIONS
Class A Shares	(897,200)	(2,041,154)
Class I Shares	(16,981)	(2,455,088)
Net Increase (Decrease) in Net Assets	119,149	(4,626,151)
NET ASSETS
Beginning of Year	25,209,089	29,835,240
End of Year	$25,328,238	$25,209,089

See notes to financial statements.

Annual Financial Statements  |  257

Notes to Financial Statements

September 30, 2024

NOTE 1 – ORGANIZATION

Thornburg Short Duration Municipal Fund (“Short Duration Municipal Fund”), Thornburg Limited Term Municipal Fund (“Limited Term Municipal Fund”), Thornburg Intermediate Municipal Fund (“Intermediate Municipal Fund”), Thornburg Strategic Municipal Income Fund (“Strategic Municipal Income Fund”), Thornburg California Limited Term Municipal Fund (“Limited Term California Fund”), Thornburg New Mexico Intermediate Municipal Fund (“Intermediate New Mexico Fund”) and Thornburg New York Intermediate Municipal Fund (“Intermediate New York Fund”), collectively the "Funds", are series of Thornburg Investment Trust (the “Trust”). The Short Duration Municipal Fund, Limited Term Municipal Fund, Intermediate Municipal Fund, Strategic Municipal Income Fund, and Limited Term California Fund are diversified. The Intermediate New Mexico Fund and Intermediate New York Fund are non-diversified. The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). As of September 30, 2024, the Funds are currently seven of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it.

Short Duration Municipal Fund: The Fund’s investment goal is to seek current income exempt from federal income tax, consistent with preservation of capital. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, redemption risk, and tax risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Limited Term Municipal Fund: The Fund’s primary investment goal is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), with preservation of capital. The Fund’s secondary goal is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, redemption risk, and tax risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Intermediate Municipal Fund: The Fund’s primary investment goal is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the Advisor, with preservation of capital. The Fund’s secondary goal is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, redemption risk, and tax risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Strategic Municipal Income Fund: The Fund’s investment goal is to seek a high level of current income exempt from federal individual income tax. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, redemption risk, and tax risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Limited Term California Fund: The Fund’s primary investment goal is to obtain as high a level of current income exempt from federal and California state individual income taxes as is consistent, in the view of the Advisor, with preservation of capital. The Fund’s secondary goal is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, redemption risk, single state risk, and tax risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Intermediate New Mexico Fund: The Fund’s primary investment goal is to obtain as high a level of current income exempt from federal and New Mexico state individual income taxes as is consistent, in the view of the Advisor, with preservation of capital. The Fund’s secondary goal is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, non-diversification risk, redemption risk, single state risk, and tax risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Intermediate New York Fund: The Fund’s primary investment goal is to obtain as high a level of current income exempt from federal, New York State, and New York City individual income taxes as is consistent, in the view of the Advisor, with preservation of capital. The Fund’s secondary goal is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational

258  |  Annual Financial Statements

Notes to Financial Statements, Continued

 September 30, 2024

risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, non-diversification risk, redemption risk, single state risk, and tax risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

As of September 30, 2024, the Funds each currently offer up to four classes of shares of beneficial interest.

Each class of shares of the Funds represents an interest in the same portfolio of investments, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year of purchase, and bear both a service fee and a distribution fee, (iii) Class C2 shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year of purchase, and bear both a service fee and a distribution fee, (iv) Class D shares are sold at net asset value without a sales charge at the time of purchase or redemption, and bear both a service fee and a distribution fee, (v) Class I shares are sold at net asset value without a sales charge at the time of purchase and may be subject to a service fee, and (vi) the respective classes may have different reinvestment privileges and conversion rights. Additionally, each Fund may allocate among its classes certain expenses, to the extent allocable to specific classes, including administration fees, transfer agent fees, government registration fees, certain printing and postage costs, and legal expenses. Currently, class specific expenses of the Funds are limited to distribution and service fees, transfer agent fees, and certain registration and filing fees.

At September 30, 2024, the following classes of shares are offered in each respective Fund:

	CLASS A	CLASS C	CLASS C2	CLASS D	CLASS I
Short Duration Municipal Fund	X				X
Limited Term Municipal Fund	X	X	X		X
Intermediate Municipal Fund	X	X	X		X
Strategic Municipal Income Fund	X	X			X
Limited Term California Fund	X	X	X		X
Intermediate New Mexico Fund	X			X	X
Intermediate New York Fund	X				X

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each of the Funds in the preparation of its financial statements. Each Fund prepares its financial statements in conformity with United States generally accepted accounting principles (“GAAP”), including investment company accounting and reporting guidance in the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946.

Allocation of Income, Gains, Losses and Expenses: Net investment income (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to all Funds are allocated daily among the Funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods. Operating expenses directly attributable to a specific class are charged against the operating income of that class.

Dividends and Distributions to Shareholders: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Ordinary income dividends, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually and more often if deemed necessary by the Advisor. Dividends and distributions are paid and are reinvested in additional shares of the Funds at net asset value per share at the close of business on the ex-dividend date, or at the shareholder’s option, paid in cash.

Guarantees and Indemnifications: Under the Trust’s organizational documents (and under separate agreements with the independent Trustees), its officers and Trustees are provided with an indemnification against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business the Trust may also enter into contracts with service providers that contain general indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

Investment Income: Interest income is accrued as earned. Premiums and discounts are amortized and accreted, respectively, to first call dates or maturity dates using the effective yield method of the respective investments. These amounts are included in Investment Income in the Statement of Operations.

Annual Financial Statements  |  259

Notes to Financial Statements, Continued

September 30, 2024

Investment Transactions: Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale of investments are recorded on an identified cost basis.

Security Valuation: All investments in securities held by the Funds are valued as described in Note 3.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases (decreases) in net assets from operations during the reporting period. Actual results could differ from those estimates.

When-Issued and Delayed Delivery Transactions: The Funds may engage in when-issued or delayed delivery transactions. To the extent the Funds engage in such transactions, they will do so for the purpose of acquiring portfolio investments consistent with the Funds’ investment objectives and not for the purpose of investment leverage or to speculate on interest rate or market changes. At the time the Funds make a commitment to purchase an investment on a when-issued or delayed delivery basis, the Funds will record the transaction and reflect the value in determining its net asset value. Pursuant to current U.S. Securities and Exchange Commission (“SEC”) guidance, a transaction involving a when-issued security will not be deemed to involve a senior security as long as the Funds intend to settle the transaction physically and the transaction settles within 35 days. Investments purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. The values of these securities held at September 30, 2024 are detailed in the Schedule of Investments.

NOTE 3 – SECURITY VALUATION

Valuation of the Funds’ portfolio investment securities is performed by the Advisor, which has been designated by the Trustees of the Trust (the "Trustees") as the Funds’ “valuation designee,” as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).

In its capacity as the Funds’ valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Funds’ investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Funds would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Funds upon a sale of the investment, and the difference could be material to the Funds’ financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Debt obligations held by the Funds which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Funds, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Funds are likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.

Valuation Hierarchy: The Funds categorize their investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most

260  |  Annual Financial Statements

Notes to Financial Statements, Continued

 September 30, 2024

observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Funds’ investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Funds are typically calculated by pricing service providers approved by the Committee and are generally characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and a Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following tables display a summary of the fair value hierarchy measurements of each Fund’s investments as of September 30, 2024:

SHORT DURATION MUNICIPAL FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Long-Term Municipal Bonds	$115,022,268	$—	$115,022,268	$—
Short-Term Municipal Bonds	5,205,000	—	5,205,000	—
Total Investments in Securities	$120,227,268	$—	$120,227,268	$—
Total Assets	$120,227,268	$—	$120,227,268	$—

LIMITED TERM MUNICIPAL FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Long-Term Municipal Bonds	$2,394,768,025	$—	$2,394,768,025	$—
Short-Term Municipal Bonds	73,380,000	—	73,380,000	—
Total Investments in Securities	$2,468,148,025	$—	$2,468,148,025	$—
Total Assets	$2,468,148,025	$—	$2,468,148,025	$—

INTERMEDIATE MUNICIPAL FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Long-Term Municipal Bonds	$980,128,894	$—	$980,128,894	$—
Short-Term Municipal Bonds	28,360,000	—	28,360,000	—
Total Investments in Securities	$1,008,488,894	$—	$1,008,488,894	$—
Total Assets	$1,008,488,894	$—	$1,008,488,894	$—

Annual Financial Statements  |  261

Notes to Financial Statements, Continued

September 30, 2024

STRATEGIC MUNICIPAL INCOME FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Long-Term Municipal Bonds	$307,184,219	$—	$307,184,219	$—
Short-Term Municipal Bonds	11,845,000	—	11,845,000	—
Total Investments in Securities	$319,029,219	$—	$319,029,219	$—
Total Assets	$319,029,219	$—	$319,029,219	$—

LIMITED TERM CALIFORNIA FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Long-Term Municipal Bonds	$262,755,448	$—	$262,755,448	$—
Short-Term Investments
Municipal Bonds	3,660,000	—	3,660,000	—
U.S. Treasury Securities	1,869,228	—	1,869,228	—
Total Investments in Securities	$268,284,676	$—	$268,284,676	$—
Total Assets	$268,284,676	$—	$268,284,676	$—

INTERMEDIATE NEW MEXICO FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Long-Term Municipal Bonds	$89,414,407	$—	$89,414,407	$—
Short-Term Investments
Municipal Bonds	4,100,000	—	4,100,000	—
U.S. Treasury Securities	2,334,242	—	2,334,242	—
Total Investments in Securities	$95,848,649	$—	$95,848,649	$—
Total Assets	$95,848,649	$—	$95,848,649	$—

INTERMEDIATE NEW YORK FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Long-Term Municipal Bonds	$24,902,430	$—	$24,902,430	$—
Short-Term Municipal Bonds	330,000	—	330,000	—
Total Investments in Securities	$25,232,430	$—	$25,232,430	$—
Total Assets	$25,232,430	$—	$25,232,430	$—

NOTE 4 – INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement with the Trust, the Advisor serves as the investment advisor and performs advisory services for the Funds for which the Advisor’s management fees are payable at the end of each month. Under the investment advisory agreement, each Fund pays the Advisor a management fee based on the average daily net assets of that Fund at an annual rate as shown in the following table:

SHORT DURATION MUNICIPAL FUND		LIMITED TERM MUNICIPAL FUND, LIMITED TERM CALIFORNIA FUND		INTERMEDIATE MUNICIPAL FUND, INTERMEDIATE NEW MEXICO FUND, INTERMEDIATE NEW YORK FUND		STRATEGIC MUNICIPAL INCOME FUND
DAILY NET ASSETS	FEE RATE	DAILY NET ASSETS	FEE RATE	DAILY NET ASSETS	FEE RATE	DAILY NET ASSETS	FEE RATE
Up to $1 billion	0.400%	Up to $500 million	0.500%	Up to $500 million	0.500%	Up to $500 million	0.750%
Next $500 million	0.300	Next $500 million	0.400	Next $500 million	0.450	Next $500 million	0.675
Next $500 million	0.250	Next $500 million	0.300	Next $500 million	0.400	Next $500 million	0.625
Over $2 billion	0.225	Next $500 million	0.250	Next $500 million	0.350	Next $500 million	0.575
		Over $2 billion	0.225	Over $2 billion	0.275	Over $2 billion	0.500

262  |  Annual Financial Statements

Notes to Financial Statements, Continued

 September 30, 2024

The Funds’ effective management fees, calculated on the basis of the Funds’ average daily net assets (before applicable management fee waivers) for the year ended September 30, 2024 were as shown in the following table. Total management fees incurred by the Funds for the year ended September 30, 2024 are set forth in the Statement of Operations.

EFFECTIVE
MANAGEMENT
FEE
Short Duration Municipal Fund	0.400%
Limited Term Municipal Fund	0.329
Intermediate Municipal Fund	0.476
Strategic Municipal Income Fund	0.750
Limited Term California Fund	0.500
Intermediate New Mexico Fund	0.500
Intermediate New York Fund	0.500

The Trust has entered into an administrative services agreement with the Advisor, whereby the Advisor will perform certain administrative services. The administrative services fees are computed as an annual percentage of the aggregate average daily net assets of all applicable Funds in the Trust as follows:

ADMINISTRATIVE SERVICES FEE SCHEDULE

DAILY NET ASSETS	FEE RATE
Up to $20 billion	0.100%
$20 billion to $40 billion	0.075
$40 billion to $60 billion	0.040
Over $60 billion	0.030

The aggregate administrative services fee amount is allocated on a daily basis to each Fund based on net assets and subsequently allocated to each class of shares of the Funds. Total administrative services fees incurred by each class of shares of the Funds for the year ended September 30, 2024, are set forth in the Statement of Operations.

The Trust has an underwriting agreement with Thornburg Securities LLC (the “Distributor”), an affiliate of the Advisor, which acts as the distributor of the Funds’ shares. For the year ended September 30, 2024, the Distributor has advised the Funds that they earned net commissions from the sale of Class A shares and collected contingent deferred sales charges ("CDSC Fees") from redemptions of Class C and Class C2 shares as follows:

	COMMISSIONS	CDSC FEES
Limited Term Municipal Fund	$1,846	$1,095
Intermediate Municipal Fund	1,258	3,042
Strategic Municipal Income Fund	544	25
Limited Term California Fund	28	38
Intermediate New Mexico Fund	(49)	—

Pursuant to a service plan under Rule 12b-1 of the 1940 Act, the Funds may reimburse to the Distributor an amount not to exceed .25 of 1% per annum of the average daily net assets attributable to the applicable Class A, Class C, Class C2 and Class I shares of the Limited Term Municipal Fund, Intermediate Municipal Fund and Limited Term California Fund, Class A, Class C, and Class I shares of the Strategic Municipal Income Fund, Class A and Class I shares of the Intermediate New York Fund and Class A, Class D and Class I shares of the Intermediate New Mexico Fund and .20 of 1% per annum of the average daily net assets attributable to the applicable Class A and Class I shares of Short Duration Municipal Fund for payments made by the Distributor to securities dealers and other financial institutions to obtain various shareholder and distribution related services. For the year ended September 30, 2024, there were no 12b-1 service plan fees charged for Class I. The Advisor and Distributor each may pay out of its own resources additional expenses for distribution of each Fund’s shares and shareholder services.

The Trust has also adopted a distribution plan pursuant to Rule 12b-1, applicable only to the Funds’ Class C, Class C2, and Class D shares, under which the Funds compensate the Distributor for services in promoting the sale of Class C and Class D shares of the Funds at an annual rate of up to .25 of 1% per annum of the average daily net assets attributable to Class C of the Limited Term Municipal Fund and Limited Term California Fund and Class D shares of the Intermediate New Mexico Fund, .35 of 1% per annum of the average daily net

Annual Financial Statements  |  263

Notes to Financial Statements, Continued

September 30, 2024

assets attributable to Class C of the Intermediate Municipal Fund and Strategic Municipal Income Fund and .40 of 1% per annum of the average daily net assets attributed to Class C2 shares of the Limited Term Municipal Fund, Intermediate Municipal Fund, and Limited Term California Fund. Total fees incurred by each class of shares of the Funds under their respective service and distribution plans for the year ended September 30, 2024, are set forth in the Statements of Operations.

The Advisor has contractually agreed to waive certain fees and reimburse certain expenses incurred by certain classes of the Funds. The agreement may be terminated by the Trust at any time, but may not be terminated by the Advisor before February 1, 2025 unless the Advisor ceases to be the investment advisor to the Funds prior to that date. The Advisor may recoup amounts waived or reimbursed during the year ended September 30, 2024 if, during the fiscal year, expenses fall below the contractual limit that was in place at the time these fees and expenses were waived or reimbursed. The Advisor will not recoup fees or expenses as described in the preceding sentence if that recoupment would cause the Funds’ total annual operating expenses (after the recoupment is taken into account) to exceed the lesser of: (a) the expense cap that was in place at the time the waiver or reimbursement occurred; or (b) the expense cap that is in place at the time of the recoupment. Expense caps exclude taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs.

Actual expenses of certain share classes do not exceed levels as specified in each Fund’s most recent prospectus as shown in the following table:

	CLASS A	CLASS C	CLASS C2	CLASS D	CLASS I
Short Duration Municipal Fund	0.70%	—%	—%	—%	0.50%
Limited Term Municipal Fund	—	—	1.24	—	—
Intermediate Municipal Fund(a)	0.72	1.09	1.09	—	0.48
Strategic Municipal Income Fund	0.81	1.28	—	—	0.59
Limited Term California Fund	0.74	1.02	1.02	—	0.49
Intermediate New Mexico Fund	0.99	—	—	1.24	0.67
Intermediate New York Fund	0.99	—	—	—	0.67

(a)	Effective February 1, 2024 through September 30, 2024, the expense ratio level maximum was: Class A, 0.72%; Class C, 1.09%; Class C2, 1.09%; Class I, 0.48%. For the period from October 1, 2023 through January 31, 2024, the expense ratio level maximum was: Class A, 0.77%; Class C, 1.14%; Class C2, 1.14%; Class I, 0.53%.

For the year ended September 30, 2024, the Advisor contractually reimbursed certain class specific expenses and distribution fees and voluntarily waived certain expenses as follows:

CONTRACTUAL:	CLASS A	CLASS C	CLASS C2	CLASS D	CLASS I	TOTAL
Short Duration Municipal Fund	$44,477	$—	$—	$—	$155,669	$200,146
Limited Term Municipal Fund	—	—	14,181	—	—	14,181
Intermediate Municipal Fund	468,830	40,177	15,777	—	1,130,398	1,655,182
Strategic Municipal Income Fund	266,718	29,876	—	—	831,491	1,128,085
Limited Term California Fund	95,534	12,338	7,181	—	337,287	452,340
Intermediate New Mexico Fund	27,154	—	—	9,780	41,351	78,285
Intermediate New York Fund	28,697	—	—	—	32,658	61,355

VOLUNTARY:	CLASS A	CLASS C	CLASS C2	CLASS I	TOTAL
Intermediate Municipal Fund	$27,696	$1,552	$178	$72,715	$102,141
Strategic Municipal Income Fund	43,654	3,094	—	151,461	198,209
Limited Term California Fund	39,950	1,275	255	134,543	176,023
Intermediate New York Fund	23,302	—	—	21,951	45,253

Certain officers and Trustees of the Trust are also officers or directors of the Advisor and Distributor. The compensation of the independent Trustees is borne by the Trust. The Trust also pays a portion of the Chief Compliance Officer’s compensation. These amounts are reflected as Trustee and officer fees in the Statement of Operations.

As of September 30, 2024, the percentage of direct investments in the Funds held by the Trustees, officers of the Trust, and the Advisor is approximately as follows.

264  |  Annual Financial Statements

Notes to Financial Statements, Continued

 September 30, 2024

PERCENTAGE OF DIRECT INVESTMENTS
Short Duration Municipal Fund	69.79%
Limited Term Municipal Fund	6.82
Intermediate Municipal Fund	0.25
Strategic Municipal Income Fund	8.93
Limited Term California Fund	—
Intermediate New Mexico Fund	21.76
Intermediate New York Fund	—

The Funds may purchase or sell securities from or to an affiliated fund, provided the affiliation is due solely to having a common investment advisor, common officers, or common trustees, and provided that all such transactions will comply with Rule 17a-7 under the 1940 Act. For the year ended September 30, 2024 the Rule 17a-7 purchases, sales and gains/(losses) were as follows.

	PURCHASES	SALES	REALIZED GAINS/(LOSSES)
Short Duration Municipal Fund	$10,276,346	$22,890,920	$(273,821)
Limited Term Municipal Fund	67,842,309	49,488,427	(1,030,848)
Intermediate Municipal Fund	41,316,933	13,251,629	(207,808)
Strategic Municipal Income Fund	3,721,235	13,709,708	(281,937)
Limited Term California Fund	10,898,391	18,995,097	(202,342)
Intermediate New Mexico Fund	1,580,340	18,485,597	(803,629)
Intermediate New York Fund	1,393,260	207,437	(2,075)

NOTE 5 – TAXES

Federal Income Taxes: It is the policy of the Trust to comply with the provisions of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute to shareholders substantially all investment company taxable income including net realized gains on investments (if any), and tax exempt income of the Funds. Therefore, no provision for federal income or excise tax is required.

The Funds file income tax returns in United States federal and applicable state jurisdictions. The statute of limitations on the Funds’ tax return filings generally remains open for the three years following a return’s filing date. The Funds have analyzed each uncertain tax position believed to be material in the preparation of the Funds’ financial statements for the fiscal year ended September 30, 2024, including open tax years, to assess whether it is more likely than not that the position would be sustained upon examination, based on the technical merits of the position. The Funds have not identified any such position for which an asset or liability must be reflected in the Statements of Assets and Liabilities.

At September 30, 2024, information on the tax components of capital was as follows:

	COST	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Duration Municipal Fund	$119,113,766	$1,182,891	$(69,389)	$1,113,502
Limited Term Municipal Fund	2,395,317,668	73,245,036	(414,679)	72,830,357
Intermediate Municipal Fund	975,516,949	33,171,282	(199,337)	32,971,945
Strategic Municipal Income Fund	306,749,870	12,454,337	(174,988)	12,279,349
Limited Term California Fund	262,046,774	6,314,105	(76,203)	6,237,902
Intermediate New Mexico Fund	94,307,018	1,572,897	(31,266)	1,541,631
Intermediate New York Fund	24,774,212	462,740	(4,522)	458,218

At September 30, 2024, the Funds had cumulative tax basis capital losses from prior fiscal years as shown on the following table, which may be carried forward to offset future capital gains. To the extent such carryforwards are used, capital gain distributions may be reduced to the extent provided by regulations. Such capital loss carryforwards do not expire.

	CUMULATIVE CAPITAL LOSSES
	SHORT-TERM	LONG-TERM
Short Duration Municipal Fund	$3,986,280	$3,617,849
Limited Term Municipal Fund	125,240,030	135,963,753
Intermediate Municipal Fund	17,852,819	22,194,845
Strategic Municipal Income Fund	11,245,641	12,830,152
Limited Term California Fund	7,233,740	11,065,017

Annual Financial Statements  |  265

Notes to Financial Statements, Continued

September 30, 2024

	CUMULATIVE CAPITAL LOSSES
	SHORT-TERM	LONG-TERM
Intermediate New Mexico Fund	$880,696	$4,568,229
Intermediate New York Fund	564,805	749,712

During the year ended September 30, 2024, the Funds utilized capital loss carryforwards as shown on the following table.

UTILIZED CAPITAL LOSS CARRYFORWARDS
Intermediate New York Fund	$ 18,357

At September 30, 2024 the Funds had undistributed net tax-exempt income, undistributed tax basis net ordinary income and undistributed tax basis capital gains as follows:

	UNDISTRIBUTED NET	UNDISTRIBUTED TAX BASIS	UNDISTRIBUTED TAX BASIS
	TAX EXEMPT INCOME	ORDINARY INCOME	CAPITAL GAINS
Short Duration Municipal Fund	$119,649	$—	$—
Limited Term Municipal Fund	152,796	—	—
Intermediate Municipal Fund	420,761	—	—
Strategic Municipal Income Fund	11,905	—	—
Limited Term California Fund	85,243	—	—
Intermediate New Mexico Fund	3,952	—	—
Intermediate New York Fund	170	—	—

The tax character of distributions paid for the Funds during the years ended September 30, 2024, and September 30, 2023, were as follows:

	DISTRIBUTIONS FROM:
	TAX EXEMPT INCOME		ORDINARY INCOME
	2024	2023	2024	2023
Short Duration Municipal Fund	$3,993,892	$4,276,444	$72,534	$38,019
Limited Term Municipal Fund	83,020,456	87,245,566	1,030,782	936,401
Intermediate Municipal Fund	33,428,055	28,003,870	706,829	703,971
Strategic Municipal Income Fund	10,989,622	9,726,714	400,835	333,430
Limited Term California Fund	8,061,198	7,574,144	207,921	202,289
Intermediate New Mexico Fund	2,688,653	2,353,508	31,020	30,245
Intermediate New York Fund	734,222	672,810	8,429	5,178

NOTE 6 – SHARES OF BENEFICIAL INTEREST

At September 30, 2024, there were an unlimited number of shares of each Fund with no par value of beneficial interest authorized. Transactions in each Fund’s shares of beneficial interest were as follows:

	YEAR ENDED		YEAR ENDED
	SEPTEMBER 30, 2024		SEPTEMBER 30, 2023
SHORT DURATION MUNICIPAL FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	83,080	$980,177	770,467	$9,099,088
Shares issued to shareholders in reinvestment of dividends	20,303	241,580	30,366	360,159
Shares repurchased	(727,625)	(8,644,289)	(1,348,494)	(16,004,733)
Net increase (decrease)	(624,242)	$(7,422,532)	(547,661)	$(6,545,486)

Class I Shares
Shares sold	252,397	$2,994,028	5,612,475	$66,530,697
Shares issued to shareholders in reinvestment of dividends	195,524	2,326,782	240,300	2,849,344
Shares repurchased	(2,264,393)	(26,826,293)	(7,389,911)	(87,662,181)
Net increase (decrease)	(1,816,472)	$(21,505,483)	(1,537,136)	$(18,282,140)

266  |  Annual Financial Statements

Notes to Financial Statements, Continued

 September 30, 2024

	YEAR ENDED		YEAR ENDED
	SEPTEMBER 30, 2024		SEPTEMBER 30, 2023
LIMITED TERM MUNICIPAL FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	2,820,914	$38,096,955	6,556,278	$88,290,088
Shares issued to shareholders in reinvestment of dividends	1,146,065	15,506,725	1,121,568	15,086,727
Shares repurchased	(10,658,521)	(144,036,098)	(18,280,941)	(245,873,597)
Net increase (decrease)	(6,691,542)	$(90,432,418)	(10,603,095)	$(142,496,782)

Class C Shares
Shares sold	166,854	$2,266,121	371,585	$5,009,348
Shares issued to shareholders in reinvestment of dividends	92,961	1,259,673	113,301	1,526,706
Shares repurchased	(1,889,926)	(25,545,100)	(2,822,351)	(38,043,451)
Net increase (decrease)	(1,630,111)	$(22,019,306)	(2,337,465)	$(31,507,397)

Class C2 Shares
Shares sold	21,379	$290,228	40,364	$540,715
Shares issued to shareholders in reinvestment of dividends	5,468	74,109	6,067	81,756
Shares repurchased	(96,549)	(1,307,884)	(133,724)	(1,804,464)
Net increase (decrease)	(69,702)	$(943,547)	(87,293)	$(1,181,993)

Class I Shares
Shares sold	29,611,993	$400,369,449	63,184,332	$850,921,981
Shares issued to shareholders in reinvestment of dividends	4,386,113	59,348,527	4,723,244	63,533,966
Shares repurchased	(69,401,713)	(936,899,772)	(131,709,944)	(1,770,845,383)
Net increase (decrease)	(35,403,607)	$(477,181,796)	(63,802,368)	$(856,389,436)

	YEAR ENDED		YEAR ENDED
	SEPTEMBER 30, 2024		SEPTEMBER 30, 2023
INTERMEDIATE MUNICIPAL FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	2,865,862	$37,742,830	5,073,658	$66,223,527
Shares issued to shareholders in reinvestment of dividends	610,283	8,044,769	589,411	7,682,624
Shares repurchased	(4,689,890)	(61,650,532)	(6,218,714)	(81,093,505)
Net increase (decrease)	(1,213,745)	$(15,862,933)	(555,645)	$(7,187,354)

Class C Shares
Shares sold	138,168	$1,824,372	291,664	$3,802,556
Shares issued to shareholders in reinvestment of dividends	30,557	403,093	34,603	451,628
Shares repurchased	(475,714)	(6,256,851)	(762,674)	(9,952,826)
Net increase (decrease)	(306,989)	$(4,029,386)	(436,407)	$(5,698,642)

Class C2 Shares
Shares sold	49,503	$649,410	41,998	$551,057
Shares issued to shareholders in reinvestment of dividends	3,834	50,648	3,098	40,438
Shares repurchased	(59,026)	(782,957)	(45,707)	(589,669)
Net increase (decrease)	(5,689)	$(82,899)	(611)	$1,826

Annual Financial Statements  |  267

Notes to Financial Statements, Continued

September 30, 2024

	YEAR ENDED		YEAR ENDED
	SEPTEMBER 30, 2024		SEPTEMBER 30, 2023
INTERMEDIATE MUNICIPAL FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class I Shares
Shares sold	22,582,199	$297,324,990	23,818,200	$310,040,322
Shares issued to shareholders in reinvestment of dividends	1,529,407	20,149,283	1,202,918	15,662,375
Shares repurchased	(14,279,716)	(186,903,978)	(22,496,384)	(293,219,931)
Net increase (decrease)	9,831,890	$130,570,295	2,524,734	$32,482,766

	YEAR ENDED		YEAR ENDED
	SEPTEMBER 30, 2024		SEPTEMBER 30, 2023
STRATEGIC MUNICIPAL INCOME FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	928,851	$12,883,229	1,778,612	$24,523,113
Shares issued to shareholders in reinvestment of dividends	167,962	2,351,365	140,576	1,937,301
Shares repurchased	(786,892)	(10,976,988)	(1,513,130)	(20,792,925)
Net increase (decrease)	309,921	$4,257,606	406,058	$5,667,489

Class C Shares
Shares sold	92,456	$1,285,508	68,747	$942,034
Shares issued to shareholders in reinvestment of dividends	9,875	138,222	11,464	158,006
Shares repurchased	(187,087)	(2,627,407)	(320,725)	(4,426,872)
Net increase (decrease)	(84,756)	$(1,203,677)	(240,514)	$(3,326,832)

Class I Shares
Shares sold	5,833,470	$81,239,072	9,311,440	$128,025,135
Shares issued to shareholders in reinvestment of dividends	630,368	8,829,398	572,986	7,901,463
Shares repurchased	(6,037,501)	(83,851,832)	(10,444,002)	(143,385,333)
Net increase (decrease)	426,337	$6,216,638	(559,576)	$(7,458,735)

	YEAR ENDED		YEAR ENDED
	SEPTEMBER 30, 2024		SEPTEMBER 30, 2023
LIMITED TERM CALIFORNIA FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	389,917	$4,990,232	432,078	$5,528,145
Shares issued to shareholders in reinvestment of dividends	118,342	1,522,036	111,835	1,428,549
Shares repurchased	(1,255,859)	(16,155,951)	(1,457,276)	(18,654,913)
Net increase (decrease)	(747,600)	$(9,643,683)	(913,363)	$(11,698,219)

Class C Shares
Shares sold	4,047	$52,039	12,919	$164,839
Shares issued to shareholders in reinvestment of dividends	2,960	38,084	5,392	68,954
Shares repurchased	(144,134)	(1,857,060)	(261,563)	(3,345,517)
Net increase (decrease)	(137,127)	$(1,766,937)	(243,252)	$(3,111,724)

Class C2 Shares
Shares sold	29,957	$382,773	789	$9,993
Shares issued to shareholders in reinvestment of dividends	786	10,133	221	2,825
Shares repurchased	(1,795)	(23,086)	(34)	(442)
Net increase (decrease)	28,948	$369,820	976	$12,376

268  |  Annual Financial Statements

Notes to Financial Statements, Continued

 September 30, 2024

	YEAR ENDED		YEAR ENDED
	SEPTEMBER 30, 2024		SEPTEMBER 30, 2023
LIMITED TERM CALIFORNIA FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class I Shares
Shares sold	7,030,536	$89,998,482	6,688,914	$85,430,741
Shares issued to shareholders in reinvestment of dividends	448,614	5,778,722	416,213	5,322,522
Shares repurchased	(7,558,676)	(97,101,448)	(12,736,859)	(162,776,237)
Net increase (decrease)	(79,526)	$(1,324,244)	(5,631,732)	$(72,022,974)

	YEAR ENDED		YEAR ENDED
	SEPTEMBER 30, 2024		SEPTEMBER 30, 2023
INTERMEDIATE NEW MEXICO FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	60,975	$759,680	131,430	$1,630,549
Shares issued to shareholders in reinvestment of dividends	78,372	970,653	72,302	890,105
Shares repurchased	(1,033,938)	(12,759,524)	(743,503)	(9,135,683)
Net increase (decrease)	(894,591)	$(11,029,191)	(539,771)	$(6,615,029)

Class D Shares
Shares sold	194	$2,400	4,130	$51,433
Shares issued to shareholders in reinvestment of dividends	12,718	157,600	11,529	142,000
Shares repurchased	(137,546)	(1,688,354)	(135,532)	(1,670,952)
Net increase (decrease)	(124,634)	$(1,528,354)	(119,873)	$(1,477,519)

Class I Shares
Shares sold	532,926	$6,611,620	357,813	$4,431,166
Shares issued to shareholders in reinvestment of dividends	110,785	1,371,958	94,857	1,167,329
Shares repurchased	(1,061,145)	(13,117,470)	(855,053)	(10,523,451)
Net increase (decrease)	(417,434)	$(5,133,892)	(402,383)	$(4,924,956)

	YEAR ENDED		YEAR ENDED
	SEPTEMBER 30, 2024		SEPTEMBER 30, 2023
INTERMEDIATE NEW YORK FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class A Shares
Shares sold	31,434	$375,050	55,967	$661,805
Shares issued to shareholders in reinvestment of dividends	26,170	313,597	24,387	289,441
Shares repurchased	(132,861)	(1,585,847)	(252,591)	(2,992,400)
Net increase (decrease)	(75,257)	$(897,200)	(172,237)	$(2,041,154)

Class I Shares
Shares sold	316,003	$3,781,567	375,693	$4,462,151
Shares issued to shareholders in reinvestment of dividends	26,951	322,961	23,831	282,778
Shares repurchased	(346,068)	(4,121,509)	(609,238)	(7,200,017)
Net increase (decrease)	(3,114)	$(16,981)	(209,714)	$(2,455,088)

NOTE 7 – INVESTMENT TRANSACTIONS

For the year ended September 30, 2024, the Funds had purchase and sale transactions of investments as listed in the table below (excluding short-term investments).

Annual Financial Statements  |  269

Notes to Financial Statements, Continued

September 30, 2024

	PURCHASES	SALES
Short Duration Municipal Fund	$71,809,824	$81,008,927
Limited Term Municipal Fund	1,006,107,903	1,507,676,111
Intermediate Municipal Fund	393,789,233	265,751,774
Strategic Municipal Income Fund	89,628,626	69,081,072
Limited Term California Fund	120,945,685	120,756,940
Intermediate New Mexico Fund	18,783,497	37,889,480
Intermediate New York Fund	4,815,481	5,635,668

270  |  Annual Financial Statements

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Annual Financial Statements  |  271

Financial Highlights

Short Duration Municipal Fund

		PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF YEAR	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF YEAR

CLASS A SHARES(b)

2024	$11.76	0.36	0.23	0.59	(0.36)	—	—	(0.36)	$11.99
2023	$11.77	0.27	—	0.27	(0.28)	—	—	(0.28)	$11.76
2022	$12.33	0.09	(0.57)	(0.48)	(0.08)	—	—	(0.08)	$11.77
2021	$12.37	0.03	(0.04)	(0.01)	(0.03)	—	—	(0.03)	$12.33
2020	$12.36	0.13	0.01	0.14	(0.13)	—	—	(0.13)	$12.37

CLASS I SHARES

2024	$11.75	0.39	0.23	0.62	(0.39)	—	—	(0.39)	$11.98
2023	$11.76	0.30	(0.01)	0.29	(0.30)	—	—	(0.30)	$11.75
2022	$12.33	0.11	(0.57)	(0.46)	(0.11)	—	—	(0.11)	$11.76
2021	$12.36	0.06	(0.03)	0.03	(0.06)	—	—	(0.06)	$12.33
2020	$12.36	0.16	(0.01)	0.15	(0.15)	—	—	(0.15)	$12.36

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
+	Based on weighted average shares outstanding.

See notes to financial statements.

272  |  Annual Financial Statements

Financial Highlights, Continued

Short Duration Municipal Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)	EXPENSES, AFTER EXPENSE REDUCTIONS (%)	EXPENSES, BEFORE EXPENSE REDUCTIONS (%)	TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF YEAR (THOUSANDS)

CLASS A SHARES(b)

2024	3.04	0.70	1.23	5.12	63.53	$6,367
2023	2.29	0.70	1.06	2.29	56.32	$13,585
2022	0.71	0.70	1.10	(3.88)	89.01	$20,045
2021	0.27	0.70	0.98	(0.05)	34.71	$16,332
2020	1.04	0.70	1.03	1.14	38.44	$24,581

CLASS I SHARES

2024	3.26	0.50	0.63	5.34	63.53	$111,515
2023	2.52	0.50	0.60	2.50	56.32	$130,723
2022	0.88	0.50	0.58	(3.77)	89.01	$148,929
2021	0.46	0.50	0.65	0.23	34.71	$179,245
2020	1.28	0.50	0.65	1.26	38.44	$132,539

Annual Financial Statements  |  273

Financial Highlights

Limited Term Municipal Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF YEAR	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF YEAR

CLASS A SHARES(b)

2024	$13.19	0.40	0.51	0.91	(0.41)	—	—	(0.41)	$13.69
2023	$13.26	0.32	(0.06)	0.26	(0.33)	—	—	(0.33)	$13.19
2022	$14.51	0.21	(1.25)	(1.04)	(0.21)	—	—	(0.21)	$13.26
2021	$14.64	0.19	(0.13)	0.06	(0.19)	—	—	(0.19)	$14.51
2020	$14.46	0.24	0.18	0.42	(0.24)	—	—	(0.24)	$14.64

CLASS C SHARES

2024	$13.21	0.37	0.51	0.88	(0.37)	—	—	(0.37)	$13.72
2023	$13.28	0.29	(0.07)	0.22	(0.29)	—	—	(0.29)	$13.21
2022	$14.53	0.17	(1.24)	(1.07)	(0.18)	—	—	(0.18)	$13.28
2021	$14.66	0.15	(0.13)	0.02	(0.15)	—	—	(0.15)	$14.53
2020	$14.48	0.20	0.18	0.38	(0.20)	—	—	(0.20)	$14.66

CLASS C2 SHARES

2024	$13.21	0.34	0.51	0.85	(0.34)	—	—	(0.34)	$13.72
2023	$13.28	0.26	(0.07)	0.19	(0.26)	—	—	(0.26)	$13.21
2022	$14.54	0.14	(1.26)	(1.12)	(0.14)	—	—	(0.14)	$13.28
2021(c)	$14.66	0.10	(0.12)	(0.02)	(0.10)	—	—	(0.10)	$14.54

CLASS I SHARES

2024	$13.19	0.44	0.50	0.94	(0.44)	—	—	(0.44)	$13.69
2023	$13.26	0.35	(0.06)	0.29	(0.36)	—	—	(0.36)	$13.19
2022	$14.51	0.24	(1.25)	(1.01)	(0.24)	—	—	(0.24)	$13.26
2021	$14.64	0.22	(0.13)	0.09	(0.22)	—	—	(0.22)	$14.51
2020	$14.46	0.27	0.18	0.45	(0.27)	—	—	(0.27)	$14.64

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
(c)	Effective date of this class of shares was October 1, 2020.
+	Based on weighted average shares outstanding.

See notes to financial statements.

274  |  Annual Financial Statements

Financial Highlights, Continued

Limited Term Municipal Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)	EXPENSES, AFTER EXPENSE REDUCTIONS (%)	EXPENSES, BEFORE EXPENSE REDUCTIONS (%)	TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF YEAR (THOUSANDS)

CLASS A SHARES(b)

2024	2.99	0.77	0.77	6.94	39.61	$543,244
2023	2.40	0.74	0.74	1.91	37.26	$611,338
2022	1.51	0.71	0.71	(7.20)	37.69	$755,222
2021	1.28	0.69	0.69	0.39	22.29	$978,221
2020	1.63	0.69	0.69	2.91	20.62	$942,857

CLASS C SHARES

2024	2.70	1.04	1.04	6.72	39.61	$39,586
2023	2.15	0.98	0.98	1.66	37.26	$59,652
2022	1.23	0.97	0.97	(7.43)	37.69	$91,018
2021	1.00	0.97	0.97	0.11	22.29	$146,806
2020	1.39	0.94	0.94	2.65	20.62	$231,226

CLASS C2 SHARES

2024	2.50	1.24	1.72	6.51	39.61	$2,695
2023	1.89	1.24	1.67	1.39	37.26	$3,516
2022	0.99	1.24	1.48	(7.74)	37.69	$4,695
2021(c)	0.69	1.24	1.72	(0.11)	22.29	$5,477

CLASS I SHARES

2024	3.24	0.51	0.51	7.22	39.61	$1,907,395
2023	2.62	0.51	0.51	2.14	37.26	$2,303,573
2022	1.72	0.48	0.48	(6.99)	37.69	$3,162,018
2021	1.50	0.46	0.46	0.61	22.29	$4,502,575
2020	1.87	0.46	0.46	3.15	20.62	$4,566,389

Annual Financial Statements  |  275

Financial Highlights

Intermediate Municipal Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF YEAR	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF YEAR

CLASS A SHARES(b)

2024	$12.72	0.45	0.66	1.11	(0.45)	—	—	(0.45)	$13.38
2023	$12.82	0.40	(0.10)	0.30	(0.40)	—	—	(0.40)	$12.72
2022	$14.35	0.32	(1.52)	(1.20)	(0.33)	—	—	(0.33)	$12.82
2021	$14.37	0.33	(0.02)	0.31	(0.33)	—	—	(0.33)	$14.35
2020	$14.33	0.35	0.04	0.39	(0.35)	—	—	(0.35)	$14.37

CLASS C SHARES

2024	$12.73	0.40	0.67	1.07	(0.40)	—	—	(0.40)	$13.40
2023	$12.83	0.35	(0.10)	0.25	(0.35)	—	—	(0.35)	$12.73
2022	$14.37	0.27	(1.54)	(1.27)	(0.27)	—	—	(0.27)	$12.83
2021	$14.39	0.27	(0.01)	0.26	(0.28)	—	—	(0.28)	$14.37
2020	$14.35	0.30	0.04	0.34	(0.30)	—	—	(0.30)	$14.39

CLASS C2 SHARES

2024	$12.73	0.40	0.67	1.07	(0.40)	—	—	(0.40)	$13.40
2023	$12.83	0.35	(0.10)	0.25	(0.35)	—	—	(0.35)	$12.73
2022	$14.37	0.27	(1.54)	(1.27)	(0.27)	—	—	(0.27)	$12.83
2021(c)	$14.39	0.27	(0.02)	0.25	(0.27)	—	—	(0.27)	$14.37

CLASS I SHARES

2024	$12.70	0.48	0.66	1.14	(0.48)	—	—	(0.48)	$13.36
2023	$12.80	0.43	(0.10)	0.33	(0.43)	—	—	(0.43)	$12.70
2022	$14.34	0.36	(1.54)	(1.18)	(0.36)	—	—	(0.36)	$12.80
2021	$14.35	0.36	(0.01)	0.35	(0.36)	—	—	(0.36)	$14.34
2020	$14.31	0.38	0.04	0.42	(0.38)	—	—	(0.38)	$14.35

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
(c)	Effective date of this class of shares was October 1, 2020.
+	Based on weighted average shares outstanding.

See notes to financial statements.

276  |  Annual Financial Statements

Financial Highlights, Continued

Intermediate Municipal Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)	EXPENSES, AFTER EXPENSE REDUCTIONS (%)	EXPENSES, BEFORE EXPENSE REDUCTIONS (%)	TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF YEAR (THOUSANDS)

CLASS A SHARES(b)

2024	3.43	0.74	0.93	8.81	29.65	$260,420
2023	3.06	0.77	0.92	2.31	39.98	$262,957
2022	2.37	0.77	0.91	(8.50)	19.48	$272,111
2021	2.26	0.77	0.91	2.16	10.20	$328,170
2020	2.45	0.81	0.90	2.76	17.84	$326,770

CLASS C SHARES

2024	3.05	1.11	1.39	8.49	29.65	$13,044
2023	2.68	1.14	1.36	1.93	39.98	$16,306
2022	1.98	1.14	1.33	(8.89)	19.48	$22,032
2021	1.89	1.14	1.30	1.78	10.20	$34,344
2020	2.08	1.18	1.28	2.38	17.84	$52,996

CLASS C2 SHARES

2024	3.05	1.11	2.06	8.49	29.65	$1,503
2023	2.70	1.14	2.48	1.93	39.98	$1,501
2022	2.00	1.14	2.07	(8.89)	19.48	$1,521
2021(c)	1.85	1.14	2.62	1.76	10.20	$1,860

CLASS I SHARES

2024	3.66	0.50	0.67	9.08	29.65	$745,487
2023	3.30	0.53	0.67	2.55	39.98	$583,709
2022	2.60	0.53	0.67	(8.36)	19.48	$555,898
2021	2.50	0.53	0.67	2.47	10.20	$666,356
2020	2.69	0.56	0.65	3.01	17.84	$668,185

Annual Financial Statements  |  277

Financial Highlights

Strategic Municipal Income Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF YEAR	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF YEAR

CLASS A SHARES(b)

2024	$13.39	0.50	0.88	1.38	(0.50)	—	—	(0.50)	$14.27
2023	$13.48	0.44	(0.09)	0.35	(0.44)	—	—	(0.44)	$13.39
2022	$15.43	0.31	(1.95)	(1.64)	(0.31)	—	—	(0.31)	$13.48
2021	$15.33	0.30	0.10	0.40	(0.30)	—	—	(0.30)	$15.43
2020	$15.32	0.38	0.01	0.39	(0.38)	—	—	(0.38)	$15.33

CLASS C SHARES

2024	$13.40	0.43	0.89	1.32	(0.43)	—	—	(0.43)	$14.29
2023	$13.49	0.37	(0.09)	0.28	(0.37)	—	—	(0.37)	$13.40
2022	$15.45	0.24	(1.96)	(1.72)	(0.24)	—	—	(0.24)	$13.49
2021	$15.34	0.23	0.11	0.34	(0.23)	—	—	(0.23)	$15.45
2020	$15.34	0.30	— (c)	0.30	(0.30)	—	—	(0.30)	$15.34

CLASS I SHARES

2024	$13.40	0.53	0.89	1.42	(0.53)	—	—	(0.53)	$14.29
2023	$13.49	0.47	(0.09)	0.38	(0.47)	—	—	(0.47)	$13.40
2022	$15.45	0.34	(1.96)	(1.62)	(0.34)	—	—	(0.34)	$13.49
2021	$15.34	0.34	0.11	0.45	(0.34)	—	—	(0.34)	$15.45
2020	$15.33	0.41	0.01	0.42	(0.41)	—	—	(0.41)	$15.34

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
(c)	Net realized and unrealized gain (loss) on investments was less than $0.01 per share.
+	Based on weighted average shares outstanding.

See notes to financial statements.

278  |  Annual Financial Statements

Financial Highlights, Continued

Strategic Municipal Income Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)	EXPENSES, AFTER EXPENSE REDUCTIONS (%)	EXPENSES, BEFORE EXPENSE REDUCTIONS (%)	TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF YEAR (THOUSANDS)

CLASS A SHARES(b)

2024	3.55	0.81	1.27	10.41	23.43	$69,372
2023	3.15	0.81	1.27	2.51	48.80	$60,908
2022	2.12	0.81	1.27	(10.73)	46.24	$55,859
2021	1.96	0.81	1.26	2.65	10.43	$65,220
2020	2.47	0.87	1.26	2.56	32.45	$61,537

CLASS C SHARES

2024	3.07	1.28	1.97	9.96	23.43	$4,119
2023	2.65	1.28	1.92	2.03	48.80	$4,998
2022	1.64	1.28	1.77	(11.20)	46.24	$8,278
2021	1.50	1.28	1.71	2.24	10.43	$11,753
2020	2.00	1.35	1.65	2.02	32.45	$15,591

CLASS I SHARES

2024	3.76	0.59	1.01	10.72	23.43	$248,771
2023	3.37	0.59	1.01	2.74	48.80	$227,585
2022	2.33	0.59	0.99	(10.59)	46.24	$236,725
2021	2.17	0.59	0.97	2.94	10.43	$298,871
2020	2.68	0.65	0.99	2.79	32.45	$225,486

Annual Financial Statements  |  279

Financial Highlights

Limited Term California Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF YEAR	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF YEAR

CLASS A SHARES(b)

2024	$12.56	0.36	0.47	0.83	(0.36)	—	—	(0.36)	$13.03
2023	$12.61	0.29	(0.05)	0.24	(0.29)	—	—	(0.29)	$12.56
2022	$13.66	0.17	(1.04)	(0.87)	(0.18)	—	—	(0.18)	$12.61
2021	$13.80	0.15	(0.14)	0.01	(0.15)	—	—	(0.15)	$13.66
2020	$13.72	0.18	0.08	0.26	(0.18)	—	—	(0.18)	$13.80

CLASS C SHARES

2024	$12.58	0.33	0.46	0.79	(0.33)	—	—	(0.33)	$13.04
2023	$12.62	0.25	(0.04)	0.21	(0.25)	—	—	(0.25)	$12.58
2022	$13.67	0.13	(1.04)	(0.91)	(0.14)	—	—	(0.14)	$12.62
2021	$13.81	0.11	(0.14)	(0.03)	(0.11)	—	—	(0.11)	$13.67
2020	$13.73	0.15	0.07	0.22	(0.14)	—	—	(0.14)	$13.81

CLASS C2 SHARES

2024	$12.57	0.33	0.47	0.80	(0.33)	—	—	(0.33)	$13.04
2023	$12.61	0.26	(0.05)	0.21	(0.25)	—	—	(0.25)	$12.57
2022	$13.67	0.14	(1.06)	(0.92)	(0.14)	—	—	(0.14)	$12.61
2021(d)	$13.81	0.11	(0.13)	(0.02)	(0.12)	—	—	(0.12)	$13.67

CLASS I SHARES

2024	$12.58	0.39	0.48	0.87	(0.40)	—	—	(0.40)	$13.05
2023	$12.62	0.32	(0.04)	0.28	(0.32)	—	—	(0.32)	$12.58
2022	$13.67	0.21	(1.05)	(0.84)	(0.21)	—	—	(0.21)	$12.62
2021	$13.82	0.19	(0.15)	0.04	(0.19)	—	—	(0.19)	$13.67
2020	$13.73	0.21	0.10	0.31	(0.22)	—	—	(0.22)	$13.82

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
(c)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
(d)	Effective date of this class of shares was October 1, 2020.
+	Based on weighted average shares outstanding.

See notes to financial statements.

280  |  Annual Financial Statements

Financial Highlights, Continued

Limited Term California Fund

	RATIOS TO AVERAGE NET ASSETS				SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)	EXPENSES, AFTER EXPENSE REDUCTIONS (%)	EXPENSES, BEFORE EXPENSE REDUCTIONS (%)		TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF YEAR (THOUSANDS)

CLASS A SHARES(b)

2024	2.82	0.74	0.96		6.71	46.36	$60,071
2023	2.26	0.74	0.96		1.89	45.63	$67,312
2022	1.32	0.74	0.95		(6.44)	41.92	$79,046
2021	1.11	0.74	0.92		0.10	16.22	$101,949
2020	1.33	0.80	0.92		1.93	25.88	$109,102

CLASS C SHARES

2024	2.52	1.02	1.70		6.32	46.36	$1,216
2023	1.95	1.02	1.42		1.69	45.63	$2,897
2022	1.02	1.02	1.31		(6.70)	41.92	$5,976
2021	0.82	1.02	1.27		(0.19)	16.22	$9,623
2020	1.06	1.09	1.20		1.64	25.88	$17,573

CLASS C2 SHARES

2024	2.55	1.02	2.89	(c)	6.41	46.36	$524
2023	2.00	1.02	8.02	(c)	1.69	45.63	$141
2022	1.05	1.02	4.46	(c)	(6.78)	41.92	$129
2021(d)	0.84	1.02	6.50	(c)	(0.18)	16.22	$149

CLASS I SHARES

2024	3.07	0.49	0.71		6.97	46.36	$211,561
2023	2.50	0.49	0.71		2.23	45.63	$204,982
2022	1.56	0.49	0.71		(6.20)	41.92	$276,717
2021	1.35	0.49	0.70		0.27	16.22	$366,861
2020	1.56	0.54	0.69		2.25	25.88	$449,964

Annual Financial Statements  |  281

Financial Highlights

Intermediate New Mexico Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF YEAR	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF YEAR

CLASS A SHARES(b)

2024	$12.01	0.32	0.50	0.82	(0.32)	—	—	(0.32)	$12.51
2023	$12.08	0.24	(0.07)	0.17	(0.24)	—	—	(0.24)	$12.01
2022	$13.40	0.19	(1.32)	(1.13)	(0.19)	—	—	(0.19)	$12.08
2021	$13.48	0.20	(0.09)	0.11	(0.19)	—	—	(0.19)	$13.40
2020	$13.35	0.24	0.14	0.38	(0.25)	—	—	(0.25)	$13.48

CLASS D SHARES

2024	$12.02	0.29	0.49	0.78	(0.29)	—	—	(0.29)	$12.51
2023	$12.08	0.20	(0.05)	0.15	(0.21)	—	—	(0.21)	$12.02
2022	$13.41	0.16	(1.33)	(1.17)	(0.16)	—	—	(0.16)	$12.08
2021	$13.49	0.16	(0.08)	0.08	(0.16)	—	—	(0.16)	$13.41
2020	$13.36	0.21	0.13	0.34	(0.21)	—	—	(0.21)	$13.49

CLASS I SHARES

2024	$12.01	0.36	0.49	0.85	(0.36)	—	—	(0.36)	$12.50
2023	$12.07	0.27	(0.05)	0.22	(0.28)	—	—	(0.28)	$12.01
2022	$13.40	0.23	(1.33)	(1.10)	(0.23)	—	—	(0.23)	$12.07
2021	$13.47	0.24	(0.07)	0.17	(0.24)	—	—	(0.24)	$13.40
2020	$13.34	0.29	0.13	0.42	(0.29)	—	—	(0.29)	$13.47

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
+	Based on weighted average shares outstanding.

See notes to financial statements.

282  |  Annual Financial Statements

Financial Highlights, Continued

Intermediate New Mexico Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)	EXPENSES, AFTER EXPENSE REDUCTIONS (%)	EXPENSES, BEFORE EXPENSE REDUCTIONS (%)	TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF YEAR (THOUSANDS)

CLASS A SHARES(b)

2024	2.59	0.99	1.06	6.89	19.49	$37,430
2023	1.91	0.99	1.02	1.35	48.90	$46,699
2022	1.50	0.99	1.01	(8.49)	8.83	$53,476
2021	1.46	0.98	0.98	0.85	7.43	$70,051
2020	1.83	0.98	0.98	2.84	22.92	$80,463

CLASS D SHARES

2024	2.34	1.24	1.36	6.54	19.49	$7,697
2023	1.65	1.24	1.34	1.18	48.90	$8,891
2022	1.25	1.24	1.29	(8.78)	8.83	$10,388
2021	1.20	1.24	1.29	0.59	7.43	$12,917
2020	1.57	1.24	1.26	2.58	22.92	$14,475

CLASS I SHARES

2024	2.91	0.67	0.75	7.15	19.49	$49,373
2023	2.23	0.67	0.74	1.76	48.90	$52,436
2022	1.82	0.67	0.73	(8.27)	8.83	$57,584
2021	1.77	0.67	0.71	1.24	7.43	$66,312
2020	2.13	0.67	0.71	3.16	22.92	$65,715

Annual Financial Statements  |  283

Financial Highlights

Intermediate New York Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF YEAR	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF YEAR

CLASS A SHARES(b)

2024	$11.60	0.34	0.50	0.84	(0.34)	—	—	(0.34)	$12.10
2023	$11.68	0.28	(0.08)	0.20	(0.28)	—	—	(0.28)	$11.60
2022	$12.88	0.25	(1.20)	(0.95)	(0.25)	—	—	(0.25)	$11.68
2021	$12.96	0.23	(0.07)	0.16	(0.24)	—	—	(0.24)	$12.88
2020	$12.95	0.26	0.01	0.27	(0.26)	—	—	(0.26)	$12.96

CLASS I SHARES

2024	$11.61	0.37	0.49	0.86	(0.37)	—	—	(0.37)	$12.10
2023	$11.68	0.31	(0.06)	0.25	(0.32)	—	—	(0.32)	$11.61
2022	$12.88	0.28	(1.19)	(0.91)	(0.29)	—	—	(0.29)	$11.68
2021	$12.96	0.27	(0.07)	0.20	(0.28)	—	—	(0.28)	$12.88
2020	$12.95	0.30	0.01	0.31	(0.30)	—	—	(0.30)	$12.96

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
(c)	The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is 7.27%.
(d)	The total return based on the NAV which reflects the adjustments in accordance with U.S. GAAP is 1.66%.
+	Based on weighted average shares outstanding.

See notes to financial statements.

284  |  Annual Financial Statements

Financial Highlights, Continued

Intermediate New York Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)	EXPENSES, AFTER EXPENSE REDUCTIONS (%)	EXPENSES, BEFORE EXPENSE REDUCTIONS (%)	TOTAL RETURN (%)(a)		PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF YEAR (THOUSANDS)

CLASS A SHARES(b)

2024	2.81	0.99	1.39	7.18	(c)	20.23	$12,740
2023	2.33	0.99	1.33	1.75	(d)	42.70	$13,096
2022	1.98	0.99	1.22	(7.48)		6.02	$15,193
2021	1.77	0.99	1.14	1.20		11.29	$23,885
2020	2.01	0.99	1.14	2.10		18.61	$27,120

CLASS I SHARES

2024	3.13	0.67	1.12	7.53		20.23	$12,588
2023	2.64	0.67	1.11	2.07		42.70	$12,113
2022	2.30	0.67	0.98	(7.18)		6.02	$14,642
2021	2.09	0.67	0.93	1.52		11.29	$20,454
2020	2.33	0.67	0.91	2.43		18.61	$21,197

Annual Financial Statements  |  285

Report of Independent Registered Public Accounting Firm

Thornburg Municipal Funds

To the Board of Trustees of Thornburg Investment Trust and Shareholders of Thornburg Short Duration Municipal Fund, Thornburg Limited Term Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Strategic Municipal Income Fund, Thornburg California Limited Term Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund and Thornburg New York Intermediate Municipal Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Thornburg Short Duration Municipal Fund, Thornburg Limited Term Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Strategic Municipal Income Fund, Thornburg California Limited Term Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund and Thornburg New York Intermediate Municipal Fund (seven of the funds constituting Thornburg Investment Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2024, the related statements of operations for the year ended September 30, 2024, the statements of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2024, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

November 14, 2024

We have served as the auditor of one or more investment companies in Thornburg Investment Trust since 1999.

286  |  Annual Financial Statements

Tax Information

September 30, 2024

For the tax year ended September 30, 2024, tax exempt (or the maximum allowed) and taxable ordinary income dividends paid by funds for federal income tax purposes are as follows:

	TAX EXEMPT	TAXABLE ORDINARY
Short Duration Municipal Fund	$3,993,892	$72,534
Limited Term Municipal Fund	83,020,456	1,030,782
Intermediate Municipal Fund	33,428,055	706,829
Strategic Municipal Income Fund	10,989,622	400,835
Limited Term California Fund	8,061,198	207,921
Intermediate New Mexico Fund	2,688,653	31,020
Intermediate New York Fund	734,222	8,429

The information and the distributions reported herein may differ from information and distributions reported to the shareholders for the calendar year ending December 31, 2024. Complete information will be reported in conjunction with your 2024 Form 1099.

Annual Financial Statements  |  287

Schedule of Investments

Thornburg Emerging Markets Managed Account Fund | September 30, 2024

	ISSUER-DESCRIPTION	SHARES	VALUE

	COMMON STOCK — 102.0%

	AUTOMOBILES & COMPONENTS — 3.2%
	Automobiles — 3.2%
	Kia Corp.	461	$35,217
			35,217
	BANKS — 9.6%
	Banks — 9.6%
	Al Rajhi Bank	1,245	28,939
	SCB X PCL	13,900	47,086
	State Bank of India	3,020	28,398
			104,423
	CAPITAL GOODS — 3.7%
	Aerospace & Defense — 3.7%
	LIG Nex1 Co. Ltd.	251	40,499
			40,499
	CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL — 3.3%
	Specialty Retail — 3.3%
	K Car Co. Ltd.	3,592	35,516
			35,516
	CONSUMER DURABLES & APPAREL — 4.3%
	Textiles, Apparel & Luxury Goods — 4.3%
	Kalyan Jewellers India Ltd.	5,450	47,433
			47,433
	CONSUMER SERVICES — 2.9%
	Hotels, Restaurants & Leisure — 2.9%
[a]	Zomato Ltd.	9,826	31,999
			31,999
	CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.5%
	Consumer Staples Distribution & Retail — 2.5%
	BIM Birlesik Magazalar AS	1,845	26,773
			26,773
	ENERGY — 9.6%
	Energy Equipment & Services — 4.3%
	ADNOC Drilling Co. PJSC	36,737	47,308
	Oil, Gas & Consumable Fuels — 5.3%
	Reliance Industries Ltd.	1,625	57,359
			104,667
	FINANCIAL SERVICES — 7.8%
	Capital Markets — 5.0%
	360 ONE WAM Ltd.	2,279	28,229
	Saudi Tadawul Group Holding Co.	447	27,024
	Financial Services — 2.8%
[b]	Home First Finance Co. India Ltd.	2,137	30,353
			85,606
	FOOD, BEVERAGE & TOBACCO — 5.4%
	Beverages — 5.4%
	Varun Beverages Ltd.	8,168	59,237
			59,237
	HEALTH CARE EQUIPMENT & SERVICES — 5.3%
	Health Care Providers & Services — 5.3%
	Max Healthcare Institute Ltd.	4,859	57,693
			57,693

288 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Emerging Markets Managed Account Fund | September 30, 2024

	ISSUER-DESCRIPTION	SHARES	VALUE

	HOUSEHOLD & PERSONAL PRODUCTS — 3.5%
	Personal Care Products — 3.5%
	Proya Cosmetics Co. Ltd. Class A	2,439	$38,271
			38,271
	INSURANCE — 2.4%
	Insurance — 2.4%
[a]	PB Fintech Ltd.	1,385	26,583
			26,583
	REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.4%
	Real Estate Management & Development — 5.4%
	Aldar Properties PJSC	14,597	29,885
[b]	Macrotech Developers Ltd.	1,951	28,822
			58,707
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.2%
	Semiconductors & Semiconductor Equipment — 5.2%
	Alchip Technologies Ltd.	352	21,968
	MediaTek, Inc.	943	35,012
			56,980
	TECHNOLOGY HARDWARE & EQUIPMENT — 12.7%
	Electronic Equipment, Instruments & Components — 2.5%
	Lotes Co. Ltd.	611	26,740
	Technology Hardware, Storage & Peripherals — 10.2%
	Samsung Electronics Co. Ltd.	2,368	111,365
			138,105
	TELECOMMUNICATION SERVICES — 4.4%
	Diversified Telecommunication Services — 4.4%
	Converge Information & Communications Technology Solutions, Inc.	163,987	47,876
			47,876
	TRANSPORTATION — 8.2%
	Transportation Infrastructure — 8.2%
	Adani Ports & Special Economic Zone Ltd.	3,307	57,098
	Salik Co. PJSC	29,129	32,753
			89,851
	UTILITIES — 2.6%
	Independent Power and Renewable Electricity Producers — 2.6%
	NHPC Ltd.	25,368	28,667
			28,667
	TOTAL COMMON STOCK (Cost $1,022,418)		1,114,103

	SHORT-TERM INVESTMENTS — 2.9%
[c]	Thornburg Capital Management Fund	3,176	31,758
	TOTAL SHORT-TERM INVESTMENTS (Cost $31,758)		31,758

	TOTAL INVESTMENTS — 104.9% (Cost $1,054,176)		$1,145,861

	LIABILITIES NET OF OTHER ASSETS — (4.9)%		(53,497)

	NET ASSETS — 100.0%		$1,092,364

Footnote Legend

a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the aggregate value of these securities in the Fund’s portfolio was $59,175, representing 5.42% of the Fund’s net assets.
c	Investment in Affiliates.

See notes to financial statements.	Annual Financial Statements | 289

Schedule of Investments, Continued

Thornburg Emerging Markets Managed Account Fund | September 30, 2024

COUNTRY EXPOSURE *

(percent of equity holdings)

India	43.3%
South Korea	20.0%
United Arab Emirates	9.9%
Taiwan	7.5%
Saudi Arabia	5.0%
Philippines	4.3%
Thailand	4.2%
China	3.4%
Turkey	2.4%

* Holdings are classified by country of risk as determined by MSCI and Bloomberg.

290 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments

Thornburg Municipal Managed Account Fund | September 30, 2024

		PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	LONG-TERM MUNICIPAL BONDS — 97.3%

	ALABAMA — 14.0%
[a]	Black Belt Energy Gas District (Guaranty: Goldman Sachs Group, Inc.), Series D-1, 5.50% due 6/1/2049 (put 2/1/2029)	$150,000	$161,441
	Black Belt Energy Gas District (Guaranty: Royal Bank of Canada), Series B, 5.00% due 12/1/2030	250,000	271,898
[a]	Chatom (PowerSouth Energy Cooperative; SPA National Rural Utilities Cooperative Finance) IDB, Series A, 3.85% due 8/1/2037 (put 2/1/2025)	250,000	265,503
[a]	Energy Southeast A Cooperative District (Guaranty: Morgan Stanley Group), Series B, 5.25% due 7/1/2054 (put 6/1/2032)	300,000	331,838
[a]	Southeast Alabama Gas Supply District (Guaranty: Morgan Stanley Group), 5.00% due 6/1/2049 (put 5/1/2032)	250,000	271,848
[a]	Southeast Alabama Gas Supply District (Guaranty: Pacific Life Insurance Co.), Series A, 5.00% due 8/1/2054 (put 4/1/2032)	250,000	272,565
	ARIZONA — 2.7%
[a]	Chandler (Intel Corp.) IDA AMT, 4.10% due 12/1/2037 (put 6/15/2028)	150,000	151,633
	City of Phoenix Civic Improvement Corp. (Phoenix Airport Revenue) AMT, 5.00% due 7/1/2048	150,000	153,455
	CALIFORNIA — 6.2%
[a]	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group), Series A-1, 5.00% due 5/1/2054 (put 4/1/2032)	250,000	273,882
	California Municipal Finance Authority (Greenfield Commons Eah LP) (FNMA) (Green Bond), Series A, 5.28% due 9/1/2046	150,000	173,816
[a]	California Municipal Finance Authority (Republic Services, Inc.) AMT, Series B, 4.15% due 7/1/2051 (put 1/15/2025)	250,000	250,834
	CONNECTICUT — 1.4%
	Connecticut Housing Finance Authority (Green Bond), Series B, 4.65% due 11/15/2048	150,000	152,693
	FLORIDA — 8.6%
[b]	Capital Projects Finance Authority (Kissimmee Charter Academy), 6.625% due 6/15/2059	145,000	151,168
[b]	Capital Trust Agency, Inc. (Southeastern University Obligated Group), Series A, 6.25% due 5/1/2048	100,000	103,059
	County of Broward Airport System Revenue AMT, 5.00% due 10/1/2042	150,000	154,035
	County of Miami-Dade Aviation Revenue AMT, Series A, 5.00% due 10/1/2035	150,000	150,129
	Florida Development Finance Corp. (Mater Academy Miami-Dade Osceola County Facilities Obligated Group), Series A, 5.00% due 6/15/2042	150,000	152,471
[b]	Florida Development Finance Corp. (SFP - Tampa I LLC), Series A1, 5.25% due 6/1/2054	250,000	261,026
	GEORGIA — 4.3%
[a]	Bartow County Development Authority (Georgia Power Co.), 3.95% due 12/1/2032 (put 3/8/2028)	100,000	103,398
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
[a]	Series A, 5.00% due 5/1/2054 (put 9/1/2031)	200,000	218,420
[a]	Series B, 5.00% due 7/1/2053 (put 3/1/2030)	150,000	161,523
	ILLINOIS — 4.0%
	City of Chicago (Chicago O’Hare International Airport) AMT, Series A, 5.00% due 1/1/2028	150,000	150,500
	State of Illinois GO, Series B, 4.00% due 11/1/2038 - 11/1/2039	300,000	299,048
	INDIANA — 0.9%
[a]	Indiana Finance Authority (Republic Services, Inc.) AMT, Series A, 3.95% due 5/1/2028 (put 12/2/2024)	100,000	99,485
	IOWA — 1.6%
[a]	Iowa Finance Authority (Iowa Fertilizer Co. LLC; Guaranty: OCI NV), 5.00% due 12/1/2050 (pre-refunded 12/1/2032)	150,000	174,684
	KENTUCKY — 4.1%
[a]	County of Owen (American Water/Kentucky-American Water Co. Obligated Group), 3.875% due 6/1/2040 (put 9/1/2028)	150,000	152,289
	Kentucky Housing Corp. (FHLMC, FNMA, GNMA), Series A, 4.35% due 7/1/2044	150,000	150,721
	Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group), Series A, 5.00% due 10/1/2033	150,000	154,649
	MICHIGAN — 5.7%
	City of Detroit GO, Series C, 6.00% due 5/1/2043	250,000	287,266
	Michigan State (HUD) HDA, Series A, 4.70% due 10/1/2054	150,000	153,180
	Michigan Strategic Fund (Waste Management of Michigan, Inc.; Guaranty: Waste Management, Inc.) AMT, 4.125% due 8/1/2027	200,000	203,709
	MISSOURI — 0.9%
	Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group), Series A, 5.25% due 2/1/2054	100,000	106,411
	NEVADA — 2.3%
[a]	County of Washoe (Sierra Pacific Power Co.) AMT, Series F, 4.125% due 3/1/2036 (put 10/1/2029)	250,000	258,452
	NEW HAMPSHIRE — 1.7%
	New Hampshire Business Finance Authority (Presbyterian Homes Obligated Group), Series A, 5.25% due 7/1/2048	175,000	186,533
	NEW JERSEY — 2.9%
	New Jersey Higher Education Student Assistance Authority AMT, Series C, 5.25% due 12/1/2054	140,000	144,147
	New Jersey Housing & Mortgage Finance Agency (Riverview Towers Preservation LLC) (FHA, GNMA), Series B, 5.25% due 12/20/2065	175,000	184,018
	NEW MEXICO — 7.3%
[a]	City of Farmington (Public Service Co. of New Mexico), Series D, 3.90% due 6/1/2040 (put 6/1/2028)	250,000	256,573
	New Mexico Educational Assistance Foundation AMT, Series 1A, 5.00% due 9/1/2029	150,000	160,775
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), Series A, 5.00% due 7/1/2049	150,000	149,548
	New Mexico Mortgage Finance Authority (FHLMC, FNMA, GNMA), Series C, 4.60% due 9/1/2044	250,000	256,315

See notes to financial statements.	Annual Financial Statements | 291

Schedule of Investments, Continued

Thornburg Municipal Managed Account Fund | September 30, 2024

		PRINCIPAL
	ISSUER-DESCRIPTION	AMOUNT	VALUE

	NORTH CAROLINA — 1.3%
	North Carolina Medical Care Commission (United Methodist Retirement Homes Inc Obligated Group), Series 2024B-1, 4.25% due 10/1/2028	$150,000	$150,296
	OHIO — 1.3%
[a]	Ohio Air Quality Development Authority (Ohio Valley Electric Corp.), Series C, 1.50% due 2/1/2026 (put 11/4/2025)	155,000	149,112
	PENNSYLVANIA — 1.4%
	Northeastern Pennsylvania Hospital & Education Authority (King’s College), 5.00% due 5/1/2031	145,000	153,691
	SOUTH DAKOTA — 1.4%
	South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group), 5.00% due 9/1/2040	150,000	154,969
	TENNESSEE — 3.3%
	Knox County Health Educational & Housing Facility Board (Provident Group - UTK Properties LLC) (BAM), Series A-1, 5.00% due 7/1/2044	200,000	215,630
	Tennessee (Green Bond) HDA, Series 2A, 4.70% due 7/1/2053	150,000	152,634
	TEXAS — 7.3%
	Clifton Higher Education Finance Corp. (YES Prep Public Schools, Inc.) (PSF-GTD), 4.25% due 4/1/2048	150,000	150,782
	Matagorda County Navigation District No. 1 (AEP Texas, Inc.) AMT, 4.25% due 5/1/2030	150,000	155,210
[a]	Mission Economic Development Corp. (Waste Management, Inc.) AMT, Series A, 4.00% due 5/1/2046 (put 12/2/2024)	200,000	199,733
	Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) AMT, 5.50% due 12/31/2058	150,000	163,296
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2034	150,000	150,273
	UTAH — 4.2%
[b]	Black Desert Public Infrastructure District (Black Desert Assessment Area No. 1), 5.625% due 12/1/2053	200,000	207,421
[b]	Utah Charter School Finance Authority (Freedom Academy Foundation), Series A, 5.00% due 6/15/2041	120,000	113,982
	Utah Charter School Finance Authority (Summit Academy, Inc.), Series A, 5.00% due 4/15/2049	150,000	154,542
	VIRGINIA — 1.8%
	Virginia HDA, Series D, 4.70% due 8/1/2048	200,000	205,971
	WASHINGTON — 1.9%
	Washington State Housing Finance Commission (Camas Flats Oak Harbor 1 LLLP) (FNMA), Series A FN, 4.55% due 8/1/2043	100,000	101,830
[b]	Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences), 6.125% due 7/1/2053	100,000	110,502
	WEST VIRGINIA — 3.2%
	West Virginia (Kentucky Power Co.) EDA AMT,
[a]	1.00% due 1/1/2041 (put 9/1/2025)	105,000	102,357
[a]	Series 2014-A, 4.70% due 4/1/2036 (put 6/17/2026)	250,000	255,241
	WISCONSIN — 1.6%
	Wisconsin Housing & EDA (Flats at Bishops Woods LP) (FNMA), Series E, 4.75% due 6/1/2043	175,000	185,337
	TOTAL LONG-TERM MUNICIPAL BONDS — 97.3% (Cost $10,513,758)		10,947,747

	SHORT-TERM MUNICIPAL BONDS — 0.9%

	TEXAS — 0.9%
[a]	Port of Port Arthur Navigation District (Motiva Enterprises LLC), 4.30% due 4/1/2040 (put 10/1/2024)	100,000	100,000
	TOTAL SHORT-TERM MUNICIPAL BONDS — 0.9% (Cost $100,000)		100,000

	TOTAL INVESTMENTS — 98.2% (Cost $10,613,758)		$11,047,747

	OTHER ASSETS LESS LIABILITIES — 1.8%		206,760

	NET ASSETS — 100.0%		$11,254,507

Footnote Legend

a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on September 30, 2024.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the aggregate value of these securities in the Fund’s portfolio was $947,158, representing 8.42% of the Fund’s net assets.

292 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Municipal Managed Account Fund | September 30, 2024

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AMT	Alternative Minimum Tax	GO	General Obligation
BAM	Insured by Build America Mutual Insurance Co.	HDA	Housing Development Authority
EDA	Economic Development Authority	HUD	Insured by Housing and Urban Development
FHA	Insured by Federal Housing Administration	IDA	Industrial Development Authority/Agency
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.	IDB	Industrial Development Board
FNMA	Collateralized by Federal National Mortgage Association	PSF-GTD	Guaranteed by Permanent School Fund
GNMA	Collateralized by Government National Mortgage Association	SPA	Stand-by Purchase Agreement

See notes to financial statements.	Annual Financial Statements | 293

Statements of Assets and Liabilities

September 30, 2024

	THORNBURG EMERGING MARKETS MANAGED ACCOUNT FUND	THORNBURG MUNICIPAL MANAGED ACCOUNT FUND
ASSETS
Investments at cost
Non-affiliated issuers	$1,022,418	$10,613,758
Non-controlled affiliated issuers	31,758	—
Investments at value
Non-affiliated issuers	1,114,103	11,047,747
Non-controlled affiliated issuers	31,758	—
Cash	—	96,184
Foreign currency at value (a)	328	—
Receivable for fund shares sold	—	5
Receivable from investment advisor	23,858	20,146
Dividends receivable	1,361	—
Principal and interest receivable	—	144,916
Prepaid expenses and other assets	14,397	12,839

Total Assets	1,185,805	11,321,837

LIABILITIES
Payable for investments purchased	7,012	—
Deferred taxes payable	4,174	—
Accounts payable and accrued expenses	82,255	67,330

Total Liabilities	93,441	67,330
NET ASSETS	$1,092,364	$11,254,507

NET ASSETS CONSIST OF
Net capital paid in on shares of beneficial interest	$987,306	$10,843,602
Distributable earnings	105,058	410,905

NET ASSETS	$1,092,364	$11,254,507

NET ASSET VALUE
Class I Shares:
Net assets applicable to shares outstanding	$1,092,364	$11,254,507
Shares outstanding	102,985	1,074,753
Net asset value and redemption price per share	$10.61	$10.47

(a) Cost of foreign currency is $329; $0 respectively.

See notes to financial statements.

294  |  Annual Financial Statements

Statements of Operations

Year Ended September 30, 2024

	THORNBURG EMERGING MARKETS MANAGED ACCOUNT FUND(a)	THORNBURG MUNICIPAL MANAGED ACCOUNT FUND
INVESTMENT INCOME
Dividend income
Non-affiliated issuers	$29,875	$—
Non-controlled affiliated issuers	4,827	—
Dividend taxes withheld	(4,249)	—
Interest income	—	386,920
Total Income	30,453	386,920

EXPENSES
Transfer agent fees
Class I Shares	3,107	10,067
Registration and filing fees
Class I Shares	3,966	20,420
Custodian fees	45,760	31,596
Audit and tax fees	55,704	54,455
Legal fees	4,727	1,453
Trustee and officer fees	728	1,007
Prepaid offering expense	58,616	35,203
Other expenses	11,231	10,363
Total Expenses	183,839	164,564
Less:
Expenses reimbursed	(183,839)	(164,564)
Net Expenses	—	—
Net Investment Income (Loss)	$30,453	$386,920

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Non-affiliated issuers investments*	(5,555)	(12,353)
Foreign currency transactions	(595)	—
Net realized gain (loss)	(6,150)	(12,353)
Net change in unrealized appreciation (depreciation) on:
Non-affiliated issuers investments**	87,902	599,187
Foreign currency translations	(63)	—
Change in net unrealized appreciation (depreciation)	87,839	599,187
Net Realized and Unrealized Gain (Loss)	81,689	586,834
Change in Net Assets Resulting from Operations	$112,142	$973,754
* Net of foreign capital gain taxes	$1,693	$—
** Net of change in deferred taxes	$(3,783)	$—

(a) The Fund commenced operations on October 2, 2023.

See notes to financial statements.

Annual Financial Statements  |  295

Statements of Changes in Net Assets

	THORNBURG
	EMERGING MARKETS
	MANAGED ACCOUNT FUND	THORNBURG MUNICIPAL MANAGED ACCOUNT FUND
	PERIOD ENDED	YEAR ENDED	PERIOD ENDED
	SEPTEMBER 30, 2024(a)	SEPTEMBER 30, 2024	SEPTEMBER 30, 2023(b)
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$30,453	$386,920	$80,674
Net realized gain (loss)	(6,150)	(12,353)	(10,731)
Net change in unrealized appreciation (depreciation)	87,839	599,187	(165,198)
Net Increase (Decrease) in Net Assets Resulting from Operations	112,142	973,754	(95,255)

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class I Shares	(7,084)	(387,301)	(80,656)

FUND SHARE TRANSACTIONS
Class I Shares	987,306	5,375,309	5,468,656
Net Increase (Decrease) in Net Assets	1,092,364	5,961,762	5,292,745

NET ASSETS
Beginning of Period	-	5,292,745	—
End of Period	$1,092,364	$11,254,507	$5,292,745

(a) The Fund commenced operations on October 2, 2023.

(b) The Fund commenced operations on May 15, 2023.

See notes to financial statements.

296  |  Annual Financial Statements

Notes to Financial Statements

September 30, 2024

NOTE 1 – ORGANIZATION

Thornburg Emerging Markets Managed Account Fund (“Emerging Markets Managed Account Fund”) and Thornburg Municipal Managed Account Fund (“Municipal Managed Account Fund”) are non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Emerging Markets Managed Account Fund commenced operations on October 2, 2023. As of September 30, 2024, the Funds are two of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it.

Emerging Markets Managed Account Fund: The Fund’s investment goal is long-term capital appreciation. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, emerging markets risk, equity risk, foreign currency risk, foreign investment risk, liquidity risk, management risk, market and economic risk, non-diversification risk, redemption risk, risks affecting investments in China, risks affecting specific countries and regions, risks affecting specific issuers, and small and mid-cap company risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

Municipal Managed Account Fund: The Fund’s investment goal is to seek a high level of current income exempt from federal individual income tax. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, high yield risk, interest rate risk, liquidity risk, management risk, market and economic risk, non-diversification risk, redemption risk, and tax risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

As of September 30, 2024, the Funds currently offer one class of shares of beneficial interest: Institutional Class (“Class I”). This class of shares of the Funds represents all interest in the portfolio of investments. Class I shares are sold at net asset value without a sales charge at the time of purchase and may be subject to a service fee. All expenses are allocated to the class including transfer agent fees, government registration fees, printing and postage costs, and legal expenses.

Shares of the Funds are available for purchase and redemption exclusively by or on behalf of separately managed account clients where Thornburg Investment Management, Inc., the Funds’ investment advisor (the “Advisor”), has an agreement with the managed account program’s sponsor, or directly with the client, to provide advisory services to the managed account or to the managed account program’s sponsor for its use in managing such account.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each of the Funds in the preparation of its financial statements. Each Fund prepares its financial statements in conformity with United States generally accepted accounting principles (“GAAP”), including investment company accounting and reporting guidance in the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946.

Allocation of Expenses: Expenses common to all Funds are allocated among the Funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods.

Dividends and Distributions to Shareholders: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Ordinary income dividends, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually and more often if deemed necessary by the Advisor. Dividends and distributions are paid and are reinvested in additional shares of the Funds at net asset value per share at the close of business on the ex-dividend date, or at the shareholder’s option, paid in cash.

Foreign Currency Translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against the U.S. dollar on the date of valuation. Purchases and sales of investments and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Funds purchase or sell foreign investments, they will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions. The values of such spot contracts are included in receivable for investments sold and payable for investments purchased on the Statement of Assets and Liabilities.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on investments held. Such changes are included in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

Annual Financial Statements  |  297

Notes to Financial Statements, Continued

September 30, 2024

Reported net realized gains and losses from foreign currency transactions arise due to purchases and sales of foreign currencies, currency gains and losses realized between the trade and settlement dates on investment transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. These amounts are included in foreign currency transactions in the Statement of Operations.

Net change in unrealized appreciation (depreciation) on foreign currency translations arise from changes in the fair value of assets and liabilities, other than investments at period end, resulting from changes in exchange rates.

Guarantees and Indemnifications: Under the Trust’s organizational documents (and under separate agreements with the independent Trustees), its officers and Trustees are provided with an indemnification against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business the Trust may also enter into contracts with service providers that contain general indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

Investment Income: Interest income is accrued as earned. Premiums and discounts are amortized and accreted, respectively, to first call dates or maturity dates using the effective yield method of the respective investments. These amounts are included in Investment Income in the Statement of Operations.

Investment Transactions: Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale of investments are recorded on an identified cost basis.

Repurchase Agreements: The Funds may invest excess cash in repurchase agreements whereby the Funds purchase investments, which serve as collateral, with an agreement to resell such collateral to the seller at an agreed upon price at the maturity date of the repurchase agreement. Investments pledged as collateral for repurchase agreements are held in custody until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. During the fiscal year ended September 30, 2024, the Funds did not enter into repurchase agreements.

Security Valuation: All investments in securities held by the Funds are valued as described in Note 3.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases (decreases) in net assets from operations during the reporting period. Actual results could differ from those estimates.

When-Issued and Delayed Delivery Transactions: The Funds may engage in when-issued or delayed delivery transactions. To the extent the Funds engage in such transactions, they will do so for the purpose of acquiring portfolio investments consistent with the Funds’ investment objectives and not for the purpose of investment leverage or to speculate on interest rate or market changes. At the time the Funds make a commitment to purchase an investment on a when-issued or delayed delivery basis, the Funds will record the transaction and reflect the value in determining its net asset value. Pursuant to current U.S. Securities and Exchange Commission (“SEC”) guidance, a transaction involving a when-issued security will not be deemed to involve a senior security as long as the Funds intend to settle the transaction physically and the transaction settles within 35 days. Investments purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. The values of these securities held at September 30, 2024 are detailed in the Schedule of Investments.

Organizational and Offering Costs: The Funds incurred certain costs related to their launch and initial operation. Those organizational costs are charged to expense as incurred. Offering costs are amortized to expense daily over the span of one year from commencement of operations. These amounts are included in Prepaid expenses and other assets in the Statement of Assets and Liabilities and Other expenses in the Statement of Operations.

NOTE 3 – SECURITY VALUATION

Valuation of the Funds’ portfolio investment securities is performed by the Advisor, which has been designated by the Trustees of the Trust (the "Trustees") as the Funds’ “valuation designee,” as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).

In its capacity as the Funds’ valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The

298  |  Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2024

Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Funds’ investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Funds would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Funds upon a sale of the investment, and the difference could be material to the Funds’ financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Funds can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

Investments in U.S. mutual funds are valued at net asset value (“NAV”) each business day.

Debt obligations held by the Funds which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Funds, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Funds are likely to obtain if they sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.

If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Funds may be traded on days and at times when the Funds are not open for business. Consequently, the value of Funds’ investments may be significantly affected on days when shareholders cannot purchase or sell Funds’ shares.

Annual Financial Statements  |  299

Notes to Financial Statements, Continued

September 30, 2024

Valuation Hierarchy: The Funds categorize their investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Funds are typically calculated by pricing service providers approved by the Committee and are generally characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Funds, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Funds are likely to obtain if they sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Committee.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and a Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of September 30, 2024:

EMERGING MARKETS MANAGED ACCOUNT FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Common Stock	$1,114,103	$1,114,103	$—	$—
Short-Term Investments	31,758	31,758	—	—
Total Investments in Securities	$1,145,861	$1,145,861	$—	$—
Total Assets	$1,145,861	$1,145,861	$—	$—

MUNICIPAL MANAGED ACCOUNT FUND	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Long-Term Municipal Bonds	$10,947,747	$—	$10,947,747	$—
Short-Term Municipal Bonds	100,000	—	100,000	—
Total Investments in Securities	$11,047,747	$—	$11,047,747	$—
Total Assets	$11,047,747	$—	$11,047,747	$—

300  |  Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2024

NOTE 4 – INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement with the Trust, the Advisor serves as the investment advisor and performs services for the Funds. The Funds do not pay an advisory fee to the Advisor under this agreement.

The Advisor provides certain administrative services to the Funds. No fees are charged for these services.

Thornburg and Thornburg Securities LLC ("TSL") have contractually agreed, irrevocably during the existence of the Funds, to waive, pay or reimburse all expenses of the Funds, except for taxes, interest expense, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs.

For the year ended September 30, 2024, the Advisor contractually reimbursed certain expenses and distribution fees of $183,839 for Class I shares of Emerging Markets Managed Account Fund and $164,564 for Class I shares of Municipal Managed Account Fund.

Certain officers and Trustees of the Trust are also officers or directors of the Advisor and Distributor. The compensation of the independent Trustees is borne by the Trust. The Trust also pays a portion of the Chief Compliance Officer’s compensation. These amounts are reflected as Trustee and officer fees in the Statement of Operations.

The Funds may purchase or sell securities from or to an affiliated fund, provided the affiliation is due solely to having a common investment advisor, common officers, or common trustees, and provided that all such transactions will comply with Rule 17a-7 under the 1940 Act. For the year ended September 30, 2024, the Funds had no such transactions with affiliated funds.

Shown below are holdings of voting securities of the portfolio company which is considered "affiliated" to the Funds under the 1940 Act, including companies for which the Funds’ holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Funds invested for cash management purposes during the period:

EMERGING MARKETS MANAGED ACCOUNT FUND	MARKET VALUE 9/30/23	PURCHASES AT COST	SALES PROCEEDS	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPR./(DEPR.)	MARKET VALUE 9/30/24	DIVIDEND INCOME
Thornburg Capital Mgmt. Fund	$-	$2,372,308	$(2,340,550)	$-	$-	$31,758	$4,827

NOTE 5 – TAXES

Federal Income Taxes: It is the policy of the Trust to comply with the provisions of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute to shareholders substantially all investment company taxable income including net realized gains on investments (if any), and tax exempt income of the Funds. Therefore, no provision for federal income or excise tax is required.

The Funds file income tax returns in United States federal and applicable state jurisdictions. The statute of limitations on the Funds’ tax return filings generally remains open for the three years following a return’s filing date. The Funds have analyzed each uncertain tax position believed to be material in the preparation of the Funds’ financial statements for the fiscal year ended September 30, 2024, including open tax years, to assess whether it is more likely than not that the position would be sustained upon examination, based on the technical merits of the position. The Funds have not identified any such position for which an asset or liability must be reflected in the Statements of Assets and Liabilities.

At September 30, 2024, information on the tax components of capital was as follows:

	COST	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Emerging Markets Managed Account Fund	$1,076,147	$102,487	$(32,773)	$69,714
Municipal Managed Account Fund	10,613,758	434,771	(782)	433,989

Temporary differences between book and tax basis appreciation (depreciation) on cost of investments is primarily attributed to tax deferral of losses on wash sales and passive foreign investment companies.

At September 30, 2024, Municipal Managed Account Fund had cumulative tax basis of short-term capital losses of $23,084 from prior fiscal year, which may be carried forward to offset future capital gains. To the extent such carry forwards are used, capital gain distributions may be reduced to the extent provided by regulations. Such capital loss carry forwards do not expire.

Annual Financial Statements  |  301

Notes to Financial Statements, Continued

September 30, 2024

At September 30, 2024, the effect of permanent "book/tax" reclassifications resulted in increases and decreases to components of the Funds’ net assets as follows:

	DISTRIBUTABLE EARNINGS	NET CAPITAL PAID
Municipal Managed Account Fund	$363	$(363)

These differences are primarily due to the tax treatment of distributions in excess of current year earnings.

Foreign Withholding Taxes: The Funds are subject to foreign tax withholding imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld, in view of various considerations, including recent decisions rendered by the courts in those and other jurisdictions. The Funds would expect to record a receivable for such a reclaim based on a variety of factors, including assessment of a jurisdiction’s legal obligation to pay reclaims, the jurisdiction’s administrative practices and payment history, and industry convention. To date the Funds have recorded no such receivable because there is limited precedent for collecting such prior year reclaims in countries other than Finland, and the likelihood of collection in those other countries remains uncertain.

Deferred Foreign Capital Gain Taxes: The Funds are subject to a tax imposed on net realized gains of securities of certain foreign countries. The Funds record an estimated deferred tax liability for net unrealized gains on these investments as reflected in the accompanying financial statements. Such changes are included in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

At September 30, 2024, Emerging Markets Managed Account Fund had $39,190 of undistributed tax basis net ordinary income.

The tax character of distributions paid during the years ended September 30, 2024, and September 30, 2023, were as follows:

	DISTRIBUTIONS FROM:
	TAX EXEMPT INCOME		ORDINARY INCOME
	2024	2023	2024	2023
Emerging Markets Managed Account Fund	$—	$—	$7,084	$—
Municipal Managed Account Fund	381,270	80,067	6,031	589

NOTE 6 – SHARES OF BENEFICIAL INTEREST

At September 30, 2024, there were an unlimited number of shares of each Fund with no par value of beneficial interest authorized. Transactions in each Fund’s shares of beneficial interest were as follows:

	PERIOD ENDED SEPTEMBER 30, 2024†
EMERGING MARKETS MANAGED ACCOUNT FUND	SHARES	AMOUNT
Class I Shares
Shares sold	150,570	$1,487,666
Shares issued to shareholders in
reinvestment of dividends	723	7,084
Shares repurchased	(48,308)	(507,444)
Net increase (decrease)	102,985	$987,306

†	The Fund commenced operations on October 2, 2023.

	YEAR ENDED SEPTEMBER 30, 2024		PERIOD ENDED SEPTEMBER 30, 2023*
MUNICIPAL MANAGED ACCOUNT FUND	SHARES	AMOUNT	SHARES	AMOUNT
Class I Shares
Shares sold	489,757	$4,988,008	538,878	$5,388,000
Shares issued to shareholders in
reinvestment of dividends	37,976	387,301	8,142	80,656
Net increase (decrease)	527,733	$5,375,309	547,020	$5,468,656

*	The Fund commenced operations on May 15, 2023.

302  |  Annual Financial Statements

Notes to Financial Statements, Continued

September 30, 2024

NOTE 7 – INVESTMENT TRANSACTIONS

For the year ended September 30, 2024, the Funds had purchase and sale transactions of investments as listed in the table below (excluding short-term investments).

	PURCHASES	SALES
Emerging Markets Managed Account Fund	$2,874,309	$1,848,028
Municipal Managed Account Fund	7,145,821	1,732,588

Annual Financial Statements  |  303

Financial Highlights

Emerging Markets Managed Account Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF YEAR	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF YEAR

CLASS I SHARES
2024(b)	$10.00	0.23	0.43	0.66	(0.05)	—	—	(0.05)	$10.61

(a)	Not annualized for periods less than one year.

(b)	The Fund commenced operations on October 2, 2023.

(c)	Annualized.

(d)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
+	Based on weighted average shares outstanding.

See notes to financial statements.

304  |  Annual Financial Statements

Financial Highlights, Continued

Emerging Markets Managed Account Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)	EXPENSES, AFTER EXPENSE REDUCTIONS (%)	EXPENSES, BEFORE EXPENSE REDUCTIONS (%)	TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF YEAR (THOUSANDS)

CLASS I SHARES
2024(b)	2.30(c)	—(c)	13.87(c)(d)	6.67	145.98	$1,092

Annual Financial Statements  |  305

Financial Highlights

Municipal Managed Account Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	DIVIDENDS FROM RETURN OF CAPITAL	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD

CLASS I SHARES

2024	$9.68	0.45	0.79	1.24	(0.45)	—	—	(0.45)	$10.47
2023(b)	$10.00	0.15	(0.32)	(0.17)	(0.15)	—	—	(0.15)	$9.68

(a)	Not annualized for periods less than one year.

(b)	The Fund commenced operations on May 15, 2023.

(c)	Annualized.

+	Based on weighted average shares outstanding.

See notes to financial statements.

306  |  Annual Financial Statements

Financial Highlights, Continued

Municipal Managed Account Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)	EXPENSES, AFTER EXPENSE REDUCTIONS (%)	EXPENSES, BEFORE EXPENSE REDUCTIONS (%)	TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)	NET ASSETS AT END OF YEAR (THOUSANDS)

CLASS I SHARES
2024	4.39	—	1.87	13.02	21.60	$11,255
2023(b)	4.00(c)	— (c)	3.65(c)	(1.74)	39.98	$5,293

Annual Financial Statements  |  307

Report of Independent Registered Public Accounting Firm

Thornburg Managed Account Funds

To the Board of Trustees of Thornburg Investment Trust and Shareholders of each of the funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting Thornburg Investment Trust, hereafter collectively referred to as the "Funds") as of September 30, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the each of the Funds listed in the table below as of September 30, 2024, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Fund

Thornburg Emerging Markets Managed Account Fund (1)

Thornburg Municipal Managed Account Fund (2)

(1) Statement of operations and statement of changes in net assets for the period October 2, 2023 (commencement of operations) through September 30, 2024

(2) Statement of operations for the year ended September 30, 2024, and statements of changes in net assets for year ended September 30, 2024, and for the period May 15, 2023 (commencement of operations) through September 30, 2023

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
New York, New York

November 14, 2024

We have served as the auditor of one or more investment companies in Thornburg Investment Trust since 1999.

308  |  Annual Financial Statements

Tax Information

September 30, 2024

For the tax year ended September 30, 2024, tax exempt (or the maximum allowed) and taxable ordinary income dividends paid by funds for federal income tax purposes are as follows:

	TAXABLE ORDINARY	TAXABLE ORDINARY
Emerging Markets Managed Account Fund	$—	$7,084
Municipal Managed Account Fund	381,270	6,031

For the tax year ended September 30, 2024, the dividend ratio (or the maximum allowed) paid from tax basis net ordinary income as qualifying for the reduced rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003 and the ordinary income distributions ratio (or the maximum allowed) paid as qualified for the corporate dividend received deduction are as follows:

	QUALIFIED DIVIDEND INCOME	DIVIDENDS RECEIVED DEDUCTION
Emerging Markets Managed Account Fund	34.14%	—%

For the year ended September 30, 2024, foreign source income and foreign tax credit to be passed through to shareholders are as follows:

	FOREIGN SOURCE INCOME	FOREIGN TAX CREDIT
Emerging Markets Managed Account Fund	$29,498	$5,391

The information and the distributions reported herein may differ from information and distributions reported to the shareholders for the calendar year ending December 31, 2024. Complete information will be reported in conjunction with your 2024 Form 1099.

Annual Financial Statements  |  309

Schedule of Investments

Thornburg Capital Management Fund | September 30, 2024

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE
	COMMERCIAL PAPER — 59.6%
	Ameren Corp.,
	5.018% due 10/25/2024	$50,000,000	$49,835,667
	5.02% due 11/1/2024	2,000,000	1,991,509
	American Honda Finance Corp., 5.016% due 11/5/2024	54,000,000	53,741,700
	Avangrid, Inc.,
[a]	5.324% due 10/9/2024	2,000,000	1,997,676
[a]	5.044% due 10/30/2024	50,000,000	49,800,625
[a]	5.047% due 11/4/2024	2,000,000	1,990,650
	BAT International Finance plc,
[a,b]	4.989% due 10/1/2024	32,000,000	32,000,000
[a,b]	5.009% due 10/1/2024	3,000,000	3,000,000
[a,b]	5.025% due 10/3/2024	15,000,000	14,995,875
	Bell Telephone Co. of Canada or Bell Canada,
[a,b]	5.089% due 10/21/2024	38,000,000	37,894,444
[a,b]	5.091% due 10/23/2024	11,950,000	11,913,486
[a,b]	5.063% due 10/28/2024	2,000,000	1,992,545
	Canadian National Railway Co.,
[a,b]	5.36% due 10/1/2024	500,000	500,000
[a,b]	5.364% due 10/1/2024	5,000,000	5,000,000
[a]	Consolidated Edison Co. of New York, Inc., 5.021% due 10/28/2024	54,000,000	53,800,335
[a]	CVS Health Corp., 5.019% due 10/1/2024	50,975,000	50,975,000
	DTE Electric Co., 5.344% due 10/8/2024	151,000	150,846
[a]	Duke Energy Corp., 5.396% due 10/3/2024	4,225,000	4,223,756
	Enbridge U.S., Inc.,
[a]	5.355% due 10/1/2024	3,000,000	3,000,000
[a]	5.008% due 10/9/2024	50,000,000	49,945,222
[a]	Entergy Corp., 5.038% due 10/23/2024	290,000	289,123
[a]	Evergy Kansas Central, Inc., 4.997% due 10/8/2024	54,100,000	54,048,244
	Eversource Energy,
[a]	5.024% due 10/4/2024	3,664,000	3,662,489
[a]	5.089% due 10/28/2024	48,000,000	47,820,000
[a]	Exelon Corp., 5.008% due 10/9/2024	52,000,000	51,943,031
[a]	HP, Inc., 4.994% due 10/4/2024	54,000,000	53,977,860
	Intercontinental Exchange, Inc.,
[a]	5.39% due 10/3/2024	11,000,000	10,996,761
[a]	5.416% due 10/8/2024	1,000,000	998,966
[a]	5.019% due 10/10/2024	36,000,000	35,955,540
[a]	5.375% due 10/10/2024	4,000,000	3,994,720
	McCormick & Co., Inc.,
[a]	5.446% due 10/1/2024	46,000,000	46,000,000
[a]	5.232% due 10/2/2024	6,350,000	6,349,092
	Mitsubishi HC Finance America LLC, 5.137% due 10/21/2024	1,000,000	997,194
[a]	Mondelez International, Inc., 5.213% due 10/4/2024	40,000,000	39,982,900
	Oglethorpe Power Corp.,
[a]	5.447% due 10/3/2024	2,382,000	2,381,292
[a]	5.046% due 10/7/2024	281,000	280,767
[a]	5.345% due 10/10/2024	17,117,000	17,094,534
[a]	5.053% due 10/29/2024	1,733,000	1,726,314
	ONE Gas, Inc.,
[a]	5.024% due 10/1/2024	20,000,000	20,000,000
[a]	5.024% due 10/2/2024	2,600,000	2,599,642
[a]	5.024% due 10/3/2024	15,600,000	15,595,710
[a]	5.397% due 10/11/2024	4,500,000	4,493,375
[a]	5.084% due 10/17/2024	6,100,000	6,086,444
[a]	5.094% due 10/17/2024	5,000,000	4,988,867
	Penske Truck Leasing Co. LP,
	5.488% due 10/1/2024	5,000,000	5,000,000
	5.37% due 10/2/2024	29,000,000	28,995,747
	5.364% due 10/7/2024	273,000	272,760
	5.267% due 10/8/2024	11,800,000	11,788,115
	5.04% due 11/25/2024	8,000,000	7,939,745
[a]	Rockwell Automation, Inc., 5.028% due 10/23/2024	54,000,000	53,836,980

310 | Annual Financial Statements	See notes to financial statements.

Schedule of Investments, Continued

Thornburg Capital Management Fund   |   September 30, 2024

	ISSUER-DESCRIPTION	SHARES/PRINCIPAL AMOUNT	VALUE
	Ryder System, Inc.,
	5.029% due 10/9/2024	$250,000	$249,725
	5.091% due 10/21/2024	34,000,000	33,905,556
	5.04% due 10/25/2024	2,000,000	1,993,400
	5.065% due 10/31/2024	18,000,000	17,925,450
	Sherwin-Williams Co.,
[a]	5.015% due 10/21/2024	24,000,000	23,934,267
[a]	5.01% due 10/28/2024	1,000,000	996,310
	Southern California Edison Co.,
[a]	5.019% due 10/1/2024	500,000	500,000
[a]	5.074% due 10/7/2024	40,000,000	39,966,667
	Spire, Inc.,
[a]	5.025% due 10/3/2024	2,500,000	2,499,312
[a]	5.319% due 10/9/2024	1,059,000	1,057,769
[a]	5.324% due 10/10/2024	30,000,000	29,960,775
[a]	5.089% due 10/21/2024	2,000,000	1,994,444
[a]	5.069% due 10/24/2024	18,000,000	17,942,730
	Union Electric Co., 4.995% due 10/7/2024	52,000,000	51,957,360
	Western Union Co.,
[a]	5.074% due 10/2/2024	50,000,000	49,993,056
[a]	5.105% due 10/2/2024	4,000,000	3,999,441
	TOTAL COMMERCIAL PAPER (Cost $1,247,721,810)		1,247,721,810

	MUTUAL FUND — 33.7%
[c]	State Street Institutional Treasury Money Market Fund, Premier Class, 4.97%	706,055,409	706,055,409
	TOTAL MUTUAL FUND (Cost $706,055,409)		706,055,409

	TOTAL INVESTMENTS — 93.3% (Cost $1,953,777,219)		$1,953,777,219

	OTHER ASSETS LESS LIABILITIES — 6.7%		140,269,846

	NET ASSETS — 100.0%		$2,094,047,065

Footnote Legend

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, the aggregate value of these securities in the Fund’s portfolio was $980,977,036, representing 46.85% of the Fund’s net assets.

b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

c	Rate represents the money market fund annualized seven-day yield at September 30, 2024.

See notes to financial statements.	Annual Financial Statements | 311

Statement of Assets and Liabilities

Thornburg Capital Management Fund | September 30, 2024

ASSETS
Investment in securities, at cost	$1,953,777,219
Investments at value	1,953,777,219
Cash	187,685,859
Dividends receivable	1,662,389
Principal and interest receivable	852,949
Total Assets	2,143,978,416

LIABILITIES
Payable for investments purchased	49,811,509
Accounts payable and accrued expenses	119,842
Total Liabilities	49,931,351
NET ASSETS	$2,094,047,065

NET ASSETS CONSIST OF
Net capital paid in on shares of beneficial interest	$2,093,971,103
Distributable earnings	75,962
NET ASSETS	$2,094,047,065

NET ASSET VALUE
Class I Shares:
Net assets applicable to shares outstanding	$2,094,047,065
Shares outstanding	209,399,480
Net asset value and redemption price per share	$10.00

See notes to financial statements.

312  |  Annual Financial Statements

Statement of Operations

Thornburg Capital Management Fund   |   Year Ended September 30, 2024

INVESTMENT INCOME
Interest income	$89,111,993
Dividend income	1,708,203
Total Income	90,820,196

EXPENSES
Transfer agent fees	1,321
Custodian fees	99,829
Audit and tax fees	32,699
Legal fees	2,194
Prepaid insurance expense	11,301
Other expenses	5,102
Total Expenses	152,446
Net Investment Income (Loss)	$90,667,750

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)	80,563
Net Realized and Unrealized Gain (Loss)	80,563
Change in Net Assets Resulting from Operations	$90,748,313

See notes to financial statements.

Annual Financial Statements  |  313

Statement of Changes in Net Assets

Thornburg Capital Management Fund

	YEAR ENDED SEPTEMBER 30, 2024	YEAR ENDED SEPTEMBER 30, 2023
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income	$90,667,750	$70,926,529
Net realized gain (loss)	80,563	42,197
Net Increase (Decrease) in Net Assets Resulting from Operations	90,748,313	70,968,726

DIVIDENDS TO SHAREHOLDERS
From distributable earnings
Class I Shares	(90,710,663)	(71,182,725)

FUND SHARE TRANSACTIONS
Class I Shares	363,622,675	201,697,890
Net Increase (Decrease) in Net Assets	363,660,325	201,483,891

NET ASSETS
Beginning of Year	1,730,386,740	1,528,902,849
End of Year	$2,094,047,065	$1,730,386,740

See notes to financial statements.

314  |  Annual Financial Statements

Notes to Financial Statements
Thornburg Capital Management Fund  |  September 30, 2024

NOTE 1 – ORGANIZATION

Thornburg Capital Management Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). As of September 30, 2024, the Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it. The Fund’s investment goal is to seek current income consistent with liquidity management and safety of capital. The Fund’s investments subject it to certain risks. As of the date of this report, the principal risks of investing in the Fund include credit risk, cybersecurity and operational risk, foreign investment risk, interest rate risk, liquidity risk, management risk, market and economic risk, and prepayment and extension risk. Please see the Fund’s prospectus for a discussion of those principal risks and other risks associated with an investment in the Fund.

As of September 30, 2024, the Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”). This class of shares of the Fund represents all interest in the portfolio of investments. Class I shares are sold at net asset value without a sales charge at the time of purchase and may be subject to a service fee. All expenses are allocated to the class including transfer agent fees, government registration fees, printing and postage costs, and legal expenses.

Shares of the Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933 (the "1933 Act"). Investments in the Fund may only be made by investment companies, or other persons that are “accredited investors” within the meaning of Regulation D under the 1933 Act. Thornburg Investment Management, Inc. (the "Advisor"), acting as the agent for the other series of the Trust, will effect all purchases and sales of shares of the Fund on behalf of any series of the Trust.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund prepares its financial statements in conformity with United States generally accepted accounting principles (“GAAP”), including investment company accounting and reporting guidance in the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946.

Allocation of Expenses: Expenses common to all Funds are allocated among the Funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods.

Dividends and Distributions to Shareholders: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Ordinary income dividends, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually and more often if deemed necessary by the Advisor. Dividends and distributions are paid and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the ex-dividend date, or at the shareholder’s option, paid in cash.

Guarantees and Indemnifications: Under the Trust’s organizational documents (and under separate agreements with the independent Trustees), its officers and Trustees are provided with an indemnification against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business the Trust may also enter into contracts with service providers that contain general indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, based on experience, the Trust expects the risk of loss to be remote.

Investment Income: Interest income is accrued as earned. Premiums and discounts are amortized and accreted, respectively, to first call dates or maturity dates using the effective yield method of the respective investments. These amounts are included in Investment Income in the Statement of Operations.

Investment Transactions: Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale of investments are recorded on an identified cost basis.

Repurchase Agreements: The Fund may invest excess cash in repurchase agreements whereby the Fund purchases investments, which serve as collateral, with an agreement to resell such collateral to the seller at an agreed upon price at the maturity date of the repurchase agreement. Investments pledged as collateral for repurchase agreements are held in custody until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Annual Financial Statements  |  315

Notes to Financial Statements, Continued
Thornburg Capital Management Fund  |  September 30, 2024

Security Valuation: All investments in securities held by the Fund are valued as described in Note 3.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases (decreases) in net assets from operations during the reporting period. Actual results could differ from those estimates.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio investments consistent with the Fund’s investment objectives and not for the purpose of investment leverage or to speculate on interest rate or market changes. At the time the Fund makes a commitment to purchase an investment on a when-issued or delayed delivery basis, the Fund will record the transaction and reflect the value in determining its net asset value. Pursuant to current U.S. Securities and Exchange Commission (“SEC”) guidance, a transaction involving a when-issued security will not be deemed to involve a senior security as long as the Fund intends to settle the transaction physically and the transaction settles within 35 days. Investments purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. The values of these securities held at September 30, 2024 are detailed in the Schedule of Investments.

NOTE 3 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed by the Advisor, which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s “valuation designee,” as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).

In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities held with a maturity of less than 60 days from trade date and other short-term investments are valued using the amortized cost method unless the Committee determines such method does not represent fair value. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.

316  |  Annual Financial Statements

Notes to Financial Statements, Continued
Thornburg Capital Management Fund  |  September 30, 2024

If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of the Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Committee and are generally characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of September 30, 2024:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Commercial Paper	$1,247,721,810	$—	$1,247,721,810	$—
Mutual Fund	706,055,409	706,055,409	—	—
Total Investments in Securities	$1,953,777,219	$706,055,409	$1,247,721,810	$—
Total Assets	$1,953,777,219	$706,055,409	$1,247,721,810	$—

NOTE 4 – INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement with the Trust, the Advisor serves as the investment advisor and performs services for the Fund. The Fund does not pay an advisory fee to the Advisor under this agreement.

The Advisor provides certain administrative services to the Fund. No fees are charged for these services.

The Fund may purchase or sell securities from or to an affiliated fund, provided the affiliation is due solely to having a common investment advisor, common officers, or common trustees, and provided that all such transactions will comply with Rule 17a-7 under the 1940 Act. For the year ended September 30, 2024, the Fund had no such transactions with affiliated funds.

Annual Financial Statements  |  317

Notes to Financial Statements, Continued
Thornburg Capital Management Fund  |  September 30, 2024

NOTE 5 – TAXES

Federal Income Taxes: It is the policy of the Trust to comply with the provisions of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute to shareholders substantially all investment company taxable income including net realized gains on investments (if any), and tax exempt income of the Fund. Therefore, no provision for federal income or excise tax is required.

The Fund files income tax returns in United States federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three years following a return’s filing date. The Fund has analyzed each uncertain tax position believed to be material in the preparation of the Fund’s financial statements for the fiscal year ended September 30, 2024, including open tax years, to assess whether it is more likely than not that the position would be sustained upon examination, based on the technical merits of the position. The Fund has not identified any such position for which an asset or liability must be reflected in the Statement of Assets and Liabilities.

At September 30, 2024, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$1,953,777,219
Net unrealized appreciation (depreciation) on investments (tax basis)	$-

There is no unrealized appreciation (depreciation) in the Fund at September 30, 2024 due to all securities with less than 60 days to maturity being valued by the amortized cost method.

At September 30, 2024, the Fund had $75,962 of undistributed tax basis ordinary investment income and no undistributed tax basis capital gains.

The tax character of distributions paid during the years ended September 30, 2024, and September 30, 2023, were as follows:

	2024	2023
Distributions from:
Ordinary income	$90,710,663	$71,182,725
Total	$90,710,663	$71,182,725

NOTE 6 – SHARES OF BENEFICIAL INTEREST

At September 30, 2024, there were an unlimited number of shares of the Fund with no par value of beneficial interest authorized. Transactions in the Fund’s shares of beneficial interest were as follows:

	YEAR ENDED SEPTEMBER 30, 2024		YEAR ENDED SEPTEMBER 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Class I Shares
Shares sold	1,016,559,527	$10,165,595,270	882,916,619	$8,829,166,189
Shares issued to shareholders in reinvestment of
dividends	9,071,066	90,710,658	7,118,272	71,182,724
Shares repurchased	(989,268,325)	(9,892,683,253)	(869,865,102)	(8,698,651,023)
Net increase (decrease)	36,362,268	$363,622,675	20,169,789	$201,697,890

NOTE 7 – INVESTMENT TRANSACTIONS

For the year ended September 30, 2024, the Fund had no purchase and sale transactions of investments other than short-term investments.

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Annual Financial Statements  |  319

Financial Highlights

Thornburg Capital Management Fund

	PER SHARE PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)+	NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS		TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS FROM NET INVESTMENT INCOME	DIVIDENDS FROM NET REALIZED GAINS	TOTAL DIVIDENDS	NET ASSET VALUE, END OF PERIOD
CLASS I(b)
2024	$10.00	0.56	—	(c)	0.56	(0.56)	—	(0.56)	$10.00
2023	$10.00	0.49	—	(c)	0.49	(0.49)	—	(0.49)	$10.00
2022	$10.00	0.10	—	(c)	0.10	(0.10)	—	(0.10)	$10.00
2021	$10.00	0.01	—	(c)	0.01	(0.01)	—	(0.01)	$10.00
2020	$10.00	0.10	0.01		0.11	(0.11)	—	(0.11)	$10.00

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
(c)	Net realized and unrealized gain (loss) on investments was less than $0.01 per share.
(d)	Portfolio turnover rate equals zero due to no long term investment transactions in the period.
+	Based on weighted average shares outstanding.

See notes to financial statements.

320   |  Annual Financial Statements

Financial Highlights, Continued
Thornburg Capital Management Fund

	RATIOS TO AVERAGE NET ASSETS			SUPPLEMENTAL DATA
UNLESS OTHERWISE NOTED, PERIODS ARE FISCAL YEARS ENDED SEPTEMBER 30,	NET INVESTMENT INCOME (LOSS) (%)	EXPENSES, AFTER EXPENSE REDUCTIONS (%)	EXPENSES, BEFORE EXPENSE REDUCTIONS (%)	TOTAL RETURN (%)(a)	PORTFOLIO TURNOVER RATE (%)(a)		NET ASSETS AT END OF PERIOD (THOUSANDS)
CLASS I(b)
2024	5.55	0.01	0.01	5.70	—	(d)	$2,094,047
2023	4.88	0.01	0.01	4.99	—	(d)	$1,730,387
2022	0.96	0.01	0.01	0.96	—	(d)	$1,528,903
2021	0.12	0.01	0.01	0.12	—	(d)	$2,060,113
2020	1.00	0.01	0.01	1.08	—	(d)	$1,661,288

Annual Financial Statements  |  321

Report of Independent Registered Public Accounting Firm

Thornburg Capital Management Fund

To the Board of Trustees of Thornburg Investment Trust and Shareholders of Thornburg Capital Management Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of Thornburg Capital Management Fund (one of the funds constituting Thornburg Investment Trust, referred to hereafter as the "Fund") as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

November 14, 2024

We have served as the auditor of one or more investment companies in Thornburg Investment Trust since 1999.

322  |  Annual Financial Statements

Other Information

September 30, 2024 (Unaudited)

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

No changes and/or disagreements occurred in the current reporting period.

PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Effective September 10, 2024, the Advisor executed a written action in lieu of a shareholder meeting, approving a change to the Thornburg Emerging Market Managed Account Fund’s fundamental investment policy with respect to industry concentration to allow that Fund to invest 25% or more of its total assets in particular industries. The Advisor was the beneficial owner of all of the issued and outstanding shares of the Thornburg Emerging Market Managed Account Fund as of August 16, 2024, which was the record date for the action, and therefore no proxy solicitation was required. An information statement describing this change to the Thornburg Emerging Market Managed Account Fund’s industry concentration policy was also filed with the U.S. Securities and Exchange Commission and delivered to the Advisor. Other than the one action described above, there were no matters submitted to the Funds’ shareholders through the solicitation of proxies or otherwise during the period covered by this report.

REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Remuneration is reflected in the Trustee and officer fees in the Statement of Operations.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Equity Funds

Thornburg Investment Management, Inc. (the “Advisor”) provides investment management services to each of the Funds pursuant to an investment advisory agreement (the “Agreement”). The Board of Trustees (the “Trustees”) consider the renewal of the Agreement annually, and most recently determined to renew the Agreement on September 17, 2024.

Planning for their recent consideration of the Agreement’s renewal, those Trustees who are not “interested persons” of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “independent Trustees”), met in March 2024 and May 2024 to consider aspects of their annual evaluation of the Advisor’s service to the Funds and to each other series of the Trust, to plan the annual evaluation of the Advisor’s performance, and to discuss preliminarily the information the Advisor would present to the Trustees for their review. The independent Trustees met in another independent session in July 2024 to further define certain portions of the information to be submitted by the Advisor. The independent Trustees met again in independent session in September 2024 to discuss various matters relating to the consideration of the Agreement’s renewal, including discussions with representatives of a mutual fund analyst firm engaged by the independent Trustees to provide explanations of comparative cost and expense information and other data obtained and analyzed by the analyst firm. In that session the independent Trustees discussed their evaluations of the Advisor’s services to the Funds and the Funds’ fee and expense levels, investment performance, and other information presented for the Funds, conferred independently with legal counsel respecting the factors typically considered in evaluating renewal of an advisory agreement, and conferred with representatives of the Advisor to receive explanations of certain aspects of the information they had requested. Representatives of the Advisor subsequently reviewed portions of the information with the Trustees and addressed questions from the Trustees at a full meeting session of the Trustees scheduled in September 2024 for that purpose, and the independent Trustees thereafter met again in independent session to consider the Advisor’s presentations and various specific issues respecting their consideration of the Agreement’s renewal. Following these sessions, the Trustees met to consider renewal of the Agreement, and the independent Trustees voted unanimously at that meeting to renew the Agreement for an additional term of one year.

The information below summarizes certain factors considered by the Trustees in connection with the determination to renew the Agreement. In determining to renew the Agreement, the Trustees considered a wide range of information and did not identify any single factor as controlling, and this summary does not describe all of the factors and other matters considered by the Trustees in making their determination.

Nature, Extent, and Quality of Services. The Trustees considered in their evaluation of the Agreement the written and oral reports provided to the Trustees and their standing committees throughout the year on a wide variety of topics by personnel from the Advisor’s portfolio management, fund administration, trading, operations, marketing, distribution, and compliance staffs. The Trustees also considered in this evaluation the presentations and explanations made by representatives of the Advisor in meeting sessions scheduled for consideration of the renewal of the Agreement. The Trustees further noted in their evaluation the consideration they had given to a number of topics in previous years, reports from their standing committees, and advice received from counsel.

Annual Financial Statements  |  323

Other Information, Continued

September 30, 2024 (Unaudited)

Information noted by the Trustees as having been considered in relation to the nature, extent, and quality of services provided by the Advisor under the Agreement, as more fully reflected in the minutes and other records of their quarterly and committee meetings throughout the year and in previous years, and contributing to their conclusions respecting the nature, extent, and quality of the services rendered to each Fund by the Advisor under the Agreement included: (1) reports from portfolio managers throughout the year demonstrating that each Fund was managed in conformity with stated strategies and objectives, and conformed to investment restrictions and limitations; (2) reports demonstrating that each Fund’s portfolio managers are cognizant of the Fund’s objectives and able to pursue those objectives and execute the Fund’s strategies in varying environments, are aware of pertinent market and economic trends and conditions, and are able to competently evaluate and select individual investments, manage the Fund to achieve tax efficiencies, effectively structure the Fund’s portfolio, and manage the Fund’s liquidity requirements; (3) each Fund’s achievement of its investment objectives over different periods of time; (4) presentations by, and interactions with, members of the Advisor’s fund administration, trading, operations, marketing, distribution, and compliance staffs; (5) reports from standing committees of the Trustees on their respective proceedings throughout the year, including particularly interactions with the Advisor’s personnel; (6) the sufficiency of the resources the Advisor devotes to the services it provides to each Fund, including the expertise of its personnel and staffing levels, the hiring of a new Chief Executive Officer for the Advisor and other recent additions to the Advisor’s senior management team, changes in the structure of various business departments within the Advisor, the Advisor’s enhancements to the electronic systems it utilizes in providing these services, and the Advisor’s own financial management and sufficiency of its resources; (7) steps taken by the Advisor to improve its investment management process, including the appointment of a new Head of Equity, the hiring of additional investment personnel to support the investment management function, plans to add other investment personnel in the future, efforts to increase the diversity of backgrounds and experiences among its investment personnel, and the increased integration of risk management procedures and consideration of environmental, social, and governance factors into the investment process; (8) the measures employed by the Advisor’s personnel to achieve efficient trade execution for each Fund, including the evaluation and selection of firms to execute transactions for each Fund; and (9) steps taken to facilitate continued collaboration among the Advisor’s personnel. As in past years, the Trustees noted their assessments of the Advisor’s personnel developed in formal and informal meetings throughout the year, measures to expand and improve the depth and expertise of the Advisor’s staff, and the Advisor’s collaborative approach to investment management, continued commitment to observance of compliance and regulatory requirements in managing investments by the Funds, responsiveness to the Trustees, and other factors and circumstances.

Based upon these and other considerations, the Trustees concluded that the Advisor’s management of the Funds’ investments continued to conform to the Funds’ stated objectives and policies, and that the nature, extent, and quality of the services provided to the Funds by the Advisor remained sufficient.

Investment Performance. The Trustees noted in their evaluation of each Fund’s investment performance the written and oral reports and investment and market analyses they had received from the Advisor’s portfolio management personnel throughout the year. The Trustees also noted their consideration of information provided to them at their request in anticipation of their annual evaluation of the Advisor’s services, including the following items of information respecting the investment performance of each Fund: (1) the Fund’s absolute investment performance and achievement of stated objectives; (2) the Advisor’s explanations and written commentary on the Fund’s performance in the context of the Fund’s objectives and reasonable expectations, and business, market, and economic conditions; (3) performance data for the ten most recent calendar years (or lesser number of years for each Fund having fewer calendar years of operations) comparing the Fund’s investment performance to one or more broad-based securities indices, and to the applicable Morningstar category of funds; (4) the Fund’s investment performance for the three-month, year-to-date and, if applicable, one-year, three-year, five-year, ten-year, fifteen-year, and since inception periods ending with the second quarter of the current year, comparing the Fund’s annualized returns to one or more broad-based securities indices, and to the applicable Morningstar category of funds, and assigning a percentage rank to the Fund’s performance for each period relative to its Morningstar category; (5) analyses of specified risk and performance metrics for the Fund relative to its benchmark and to a selected peer group of funds, prepared by an independent financial analyst firm; (6) information respecting positive cash flows resulting from share purchases and investment appreciation or negative cash flows resulting from redemptions and investment depreciation; (7) various risk and return statistics; and (8) oral commentary from the Advisor. The Trustees noted their understanding that strategies pursued for a Fund may produce intermittent lower relative performance, that underperforming Funds have, generally in the past, returned to favor as conditions changed or the strategies of those Funds gained traction, and the Advisor has in general been successful over time in remediating lower relative performance of Funds in cases where execution of investment strategies had contributed to lower performance. In those instances where a Fund had exhibited lower relative performance in certain periods, the Trustees also considered the reports they received from the Advisor throughout the year, explanations of that underperformance by reference to the stated investment strategies of the Fund, the effects of market and economic conditions on the Fund during relevant periods, and the investment decisions by the Advisor in view of the Fund’s stated strategies. The Trustees also noted in their evaluations that to the extent pertinent they attach additional significance to the performance of each Fund from the perspective of longer-term shareholders.

Further detail considered by the Trustees with respect to the investment performance of each Fund is set forth below:

● Thornburg Global Opportunities Fund – the Trustees considered that the Fund outperformed its Morningstar category and its benchmark index for the year-to-date (through June 30, 2024), one-, three-, five-, and ten-year periods, that the Fund’s performance ranked in the first

324  |  Annual Financial Statements

Other Information, Continued

September 30, 2024 (Unaudited)

decile of its Morningstar category for the five-year period, and that two representative share classes of the Fund delivered positive total returns in eight of the last ten calendar years. The Trustees also considered the contribution of the Advisor’s security selection and other factors to the Fund’s investment performance, and the Advisor’s success in achieving the Fund’s investment objective over time.

● Thornburg International Equity Fund – the Trustees considered that the Fund outperformed its Morningstar category and its primary benchmark index for the year-to-date (through June 30, 2024), one-, five-, and ten-year periods, also outperformed its Morningstar category for the three-year period, and outperformed a second benchmark index over all such periods. The Trustees also noted that the Fund’s performance ranked in the first decile of its Morningstar category for the year-to-date (through June 30, 2024), one-, five- and ten-year periods, and considered the contribution of the Advisor’s security selection and other factors to the Fund’s investment performance, and the Advisor’s success in achieving the Fund’s investment objective over time.

● Thornburg Better World International Fund – the Trustees considered that the Fund outperformed its benchmark index and its Morningstar category for the year-to-date (through June 30, 2024) and five-year periods, also outperformed its benchmark index since the Fund’s inception, and ranked in the top decile of its Morningstar category for the five-year period. The Trustees noted that two representative share classes of the Fund delivered positive total returns in six of the eight calendar years since the Fund’s inception. The Trustees also considered the contribution of the Advisor’s security selection and other factors to the Fund’s investment performance, noted explanations from the Advisor about its process for evaluating environmental, social, and governance characteristics and the potential for those characteristics to contribute positively to an investment, and observed the Advisor’s success in achieving the Fund’s investment objective over time.

● Thornburg International Growth Fund – The Trustees considered that the Fund outperformed its Morningstar category and benchmark index for the year-to-date (through June 30, 2024) and one-year periods, also outperformed its benchmark index for the five- and ten-year periods, and that its underperformance in certain other periods was not significant. The Trustees observed that steps the Advisor has taken in recent years with respect to the management of the Fund, including changes in the composition of the Fund’s investment team, appear to have had a positive effect on the Fund’s recent investment performance. The Trustees also considered the contribution of the Advisor’s security selection and other factors to the Fund’s investment performance and the Advisor’s success in achieving the Fund’s investment objective over time.

● Thornburg Developing World Fund – the Trustees considered explanations from the Advisor respecting reasons for the Fund’s underperformance in certain periods relative to the Fund’s Morningstar category and benchmark index and steps the Advisor has taken to remediate that underperformance, including enhancements to the Fund’s investment process. The Trustees noted that the steps the Advisor has taken appear to have had a positive effect on the Fund’s performance, as illustrated by the Fund’s outperformance relative to both its Morningstar category and benchmark index for the year-to-date (through June 30, 2024). The Trustees also noted that the degree of the Fund’s underperformance in longer periods such as the five- and ten-year periods was not significant, considered the contribution of the Advisor’s security selection and other factors to the Fund’s investment performance, and acknowledged the Advisor’s success in achieving the Fund’s investment objective over time.

● Thornburg Small/Mid Cap Core Fund – the Trustees considered that, because of the changes to the Fund’s principal investment strategies which took effect in late 2020, performance for periods prior to that date was not representative of the Fund’s current investment strategies. The Trustees considered explanations from the Advisor respecting the market and economic conditions that contributed to the Fund’s underperformance compared to its Morningstar category and benchmark index over certain periods since the commencement of the Fund’s current investment strategies and steps the Advisor has taken to remediate that underperformance, including enhancements to the Fund’s investment team and investment process. The Trustees noted that the Fund outperformed its benchmark index for the year-to-date (through June 30, 2024), one-, and three-year periods, and outperformed both the Morningstar small blend category and the Morningstar mid-cap blend category for the year-to-date (through June 30, 2024) and one-year periods. The Trustees also noted that, notwithstanding underperformance in certain periods since the commencement of the Fund’s current investment strategies, the Advisor has generally had success in achieving the Fund’s investment objectives over time.

● Thornburg Small/Mid Cap Growth Fund – the Trustees considered that, because of the changes to the Fund’s principal investment strategies which took effect in late 2020, performance for periods prior to that date was not representative of the Fund’s current investment strategies. The Trustees considered explanations from the Advisor respecting the market and economic conditions that have contributed to the Fund’s underperformance compared to its Morningstar category and benchmark index since the commencement of the Fund’s current investment strategies and steps the Advisor has taken to remediate the Fund’s underperformance, including enhancements to the Fund’s investment team and investment process. The Trustees noted that the Fund outperformed its benchmark index for the year-to-date (through June 30, 2024) and one-year periods, outperformed Morningstar’s small growth category over those same periods, and outperformed Morningstar’s mid-cap growth category over the year-to-date (through June 30, 2024). The Trustees also noted that, notwithstanding underperformance in certain periods since the commencement of the Fund’s current investment strategies, the Advisor has generally had success in achieving the Fund’s investment objectives over time.

● Thornburg Investment Income Builder Fund – the Trustees considered that the Fund outperformed its Morningstar category over the year-to-date (through June 30, 2024), one-, three-, five-, and ten-year periods while ranking in the top decile of the Morningstar category

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over most of those periods, and outperformed its benchmark index for the one- and three-year periods while performing nearly in line with its benchmark index over the year-to-date (through June 30, 2024) and five-year periods. The Trustees also considered the contribution of the Advisor’s security selection and other factors to the Fund’s investment performance, and the Advisor’s success in achieving the Fund’s investment objective over time, including particularly the Fund’s ability to continue to generate current income for its shareholders.

● Thornburg Summit Fund – the Trustees considered that the Fund outperformed its Morningstar category and benchmark index for the year-to-date (through June 30, 2024), one-, three-, and five-year periods, while ranking in the top decile of the Morningstar category over the five-year period. The Trustees also considered that two representative share classes of the Fund delivered positive total returns in three of the four calendar years since the Fund’s inception, the contribution of the Advisor’s security selection and other factors to the Fund’s investment performance, and the Advisor’s success in achieving the Fund’s investment objective over time.

Based upon their consideration of this and other information, the Trustees concluded that the Funds’ absolute and relative investment performance over a range of pertinent holding periods was generally satisfactory in view of the Funds’ objectives and strategies, and that where there was underperformance in certain periods and for certain Funds, the Advisor has taken appropriate steps to seek to mitigate that underperformance.

Comparisons of Fee and Expense Levels. Information noted by the Trustees as having been considered in this context included a variety of comparative data respecting the Funds’ fee and expense levels. This information included comparisons of each Fund’s advisory fee and overall Fund expenses to median and average fees and expenses charged to funds in the applicable Morningstar category, comparisons of the advisory fee and total expenses for a representative share class of each Fund to the fee levels and expenses of fund peer groups selected from the category by an independent mutual fund analyst firm engaged by the independent Trustees, the perspectives and advice from that mutual fund analyst firm respecting comparisons of fund fee levels and expenses to fund peer groups, explanations from representatives of the Advisor respecting the fees and expenses of certain Funds, and other information. In evaluating comparative fee and expense data, the Trustees considered whether the advisory fees charged to each Fund were at least generally comparable to the comparatives presented, and whether those advisory fees and overall Fund expense levels were within the range of figures established for the selected peer groups. The Trustees also considered the extent to which the Advisor had waived fees or reimbursed expenses for certain Funds and share classes thereof, and noted that information about the Funds’ current fee and expense levels is disclosed in the prospectuses for each Fund.

Further detail considered by the Trustees with respect to the comparison of the fee and expense levels of each Fund is set forth below:

● Thornburg Global Opportunities Fund – Comparative fee and expense data considered by the Trustees showed that the level of total expense for one representative share class of the Fund was lower than the median and average levels charged to funds in the applicable Morningstar category, and that the level of total expense for a second representative share class of the Fund was higher than such median and average levels but within the range of total expenses for the category. Peer group data showed that the Fund’s management fee and the total expense level for a representative share class of the Fund were both lower than median levels for the peer group.

● Thornburg International Equity Fund – Comparative fee and expense data considered by the Trustees showed that the level of total expense for one representative share class of the Fund was lower than the median and average levels charged to funds in the applicable Morningstar category, and that the level of total expense for a second representative share class of the Fund was higher than such median and average levels but within the range of total expenses for the category. Peer group data showed that the Fund’s management fee was lower than the median level for the peer group, and that the total expense level for a representative share class of the Fund, while higher than the median level for the peer group, was within the range of the total expenses for that peer group.

● Thornburg Better World International Fund – Comparative fee and expense data considered by the Trustees showed that the level of total expense for one representative share class of the Fund was lower than the median and average levels charged to funds in the applicable Morningstar category, and that the level of total expense for a second representative share class of the Fund was higher than those median and average levels but within the range of total expenses for the Morningstar category. Peer group data showed that the Fund’s management fee and the total expense level for a representative share class of the Fund, while both higher than median levels for the peer group, were within the range of the management fees and total expenses for that peer group.

● Thornburg International Growth Fund – Comparative fee and expense data considered by the Trustees showed that the level of total expense for one representative share class of the Fund was lower than the average level charged to funds in the applicable Morningstar category, that the level of total expense for that same share class was higher than the median level but within the range of total expenses for the category, and that the level of total expense for a second representative share class of the Fund was higher than such median and average levels but within the range of total expenses for the category. Peer group data showed that the Fund’s management fee and the total expense level for a representative share class of the Fund, while both higher than median levels for the peer group, were within the range of the management fees and total expenses for that peer group.

● Thornburg Developing World Fund – Comparative fee and expense data considered by the Trustees showed that the level of total expense for one representative share class of the Fund was lower than the median and average levels charged to funds in the applicable

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Morningstar category, and that the level of total expense for a second representative share class of the Fund was higher than such median and average levels but within the range of total expenses for the category. Peer group data showed that the Fund’s management fee and the total expense level of a representative share class of the Fund were both lower than the median levels for the peer group.

● Thornburg Small/Mid Cap Core Fund – Comparative fee and expense data considered by the Trustees showed that the level of total expense for one representative share class of the Fund was lower than the median and average levels charged to funds in the applicable Morningstar category, and that the level of total expense for a second representative share class of the Fund was higher than such median and average levels but within the range of total expenses for the category. Peer group data showed that the Fund’s management fee and the total expense level for a representative share class of the Fund, while both higher than median levels for the peer group, were within the range of the management fees and total expenses for that peer group.

● Thornburg Small/Mid Cap Growth Fund – Comparative fee and expense data considered by the Trustees showed that the level of total expense for one representative share class of the Fund was lower than the median and average levels charged to funds in the applicable Morningstar category, and that the level of total expense for a second representative share class of the Fund was higher than such median and average levels but within the range of total expenses for the category. Peer group data showed that the Fund’s management fee and the total expense level for a representative share class of the Fund, while both higher than median levels for the peer group, were within the range of the management fees and total expenses for that peer group.

● Thornburg Investment Income Builder Fund – Comparative fee and expense data considered by the Trustees showed that the level of total expense for one representative share class of the Fund was lower than the median and average levels charged to funds in the applicable Morningstar category, and that the level of total expense for a second representative share class of the Fund was higher than such median and average levels but within the range of total expenses for the category. Peer group data showed that the Fund’s management fee was higher than the median level for the peer group but within the range of management fees paid by funds in the peer group, and that the total expense level for a representative share class of the Fund was equal to the median level for the peer group.

● Thornburg Summit Fund – Comparative fee and expense data considered by the Trustees showed that the level of total expense for two representative share classes of the Fund were lower than the median and average levels charged to funds in the applicable Morningstar category. Peer group data showed that the Fund’s management fee and the total expense level of a representative share class of the Fund were both lower than the median levels for the peer group.

The Trustees did not find any of the differences between the Funds’ fee and expense data and the comparable fee and expense data significant in view of their findings and conclusions respecting the other factors considered, including the quality of services provided by the Advisor to each Fund.

The Trustees also noted their consideration of information respecting the advisory fees charged by the Advisor to other investment management clients, including the Advisor’s institutional clients, together with information about fees charged by other advisors to different clients, analysis of the differences between the requirements of institutional clients and mutual funds, analysis of the differences between the requirements of a sub-advised mutual fund and a fund as to which the Advisor is the primary advisor and sponsor, and the consequently different investment management services provided to the different categories of clients and the differing contexts in which these arrangements are entered into. The Trustees confirmed their previous observations that the differences between the fees charged by the Advisor to different types of clients did not appear exceptional, and that the fee rates charged by the Advisor or by other investment advisors to different types of clients had limited relevance to the evaluation of the fee rates charged by the Advisor to the Funds.

Costs and Profitability of Advisor. In reviewing the profitability of the Advisor’s services to the Funds under the Agreement, the Trustees considered an analysis of the Advisor’s costs and the estimated profitability to the Advisor of its services, together with figures for the profitability of a selection of other, publicly listed investment management firms. The Trustees noted that the comparability of the Advisor’s profitability to the publicly disclosed information about the profitability of other investment management firms is limited due to the nature of those firms and other factors. The Trustees considered information from the Advisor respecting investment of its profits to support staffing levels and noted that the Advisor’s profits are an important element in the compensation of employees who work for the benefit of the Funds and their shareholders. The Trustees considered information from the Advisor respecting the use of profits to enhance staff competencies through training and other measures, hire personnel to expand and develop the scope of senior management expertise, pay competitive levels of compensation, and add to the Advisor’s electronic and information technology systems to maintain or improve service levels. The Trustees also considered the contribution of the Advisor’s cost management to its profitability, and the relationship of the Advisor’s financial resources and profitability in previous years to its ability to attract necessary personnel, invest in systems and other assets required for its service to the Funds, and maintain or improve service levels for the Funds notwithstanding fluctuations in revenues and profitability. The information considered did not indicate to the Trustees that the Advisor’s profitability was excessive.

Potential Economies of Scale. In reviewing the extent to which economies of scale would be realized by each Fund as it grows and whether fee levels reflect potential economies of scale, the Trustees considered the breakpoint structure for advisory fees chargeable to each Fund, comparisons of the fee breakpoint structure for each Fund with breakpoint structures (or the absence of such structures) for other funds in a peer group selected by an independent mutual fund analyst firm, the effects of the breakpoint structure and other expense

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factors realized by certain funds of the Trust as their asset levels had increased, the Advisor’s undertakings to waive or reimburse certain fees and expenses for certain Funds and share classes, and the Advisor’s expenditures from its own profits and resources to support staffing levels, pay competitive levels of compensation, and add to its electronic and information technology systems to maintain or improve service levels. The information provided demonstrated to the Trustees that the Funds’ advisory fee breakpoint structures are reasonable in relation to the structures observed in the other funds in their respective peer groups, and that shareholders may be expected to benefit from any economies of scale, due to the advisory agreement’s breakpoint fee structure for each Fund and other factors.

Potential Ancillary Benefits. In reviewing potential benefits to the Advisor because of its relationship to the Funds, the Trustees considered explanations from the Advisor respecting its receipt of certain research services from broker dealers, and the benefits to both the Funds and the Advisor of the Advisor’s expansion of its staffing, compliance, and systems capabilities and other resources to serve a broader variety of investment management clients. The Trustees also considered how the establishment of additional investment products by the Advisor may benefit the Funds. No unusual or unfair benefits to the Advisor from its relationship to the Funds were identified by the Trustees.

Summary of Conclusions. The Trustees concluded that the general nature, extent, and quality of the Advisor’s services performed under the Agreement remained sufficient, the Advisor continued to actively and competently pursue the Funds’ investment objectives and adhere to the Funds’ investment policies, and that the absolute and relative investment performance of the Funds over pertinent holding periods on the whole was satisfactory in the context of the Funds’ objectives and strategies. The Trustees further concluded that the level of the advisory fee charged to each Fund by the Advisor is fair and reasonable in relation to the services provided by the Advisor, in view of the nature, extent, and quality of those services, the investment performance of each such Fund after fees and expenses, the clear disclosure of fees and expenses in the Funds’ prospectuses, comparisons of fees and expenses charged to each Fund to fees and expenses charged to other mutual funds, and the other factors and relevant circumstances considered. The Trustees accordingly determined to renew the Agreement for an additional term of one year for each of the Funds.

Taxable Fixed Income Funds

Thornburg Investment Management, Inc. (the “Advisor”) provides investment management services to each of the Funds pursuant to an investment advisory agreement (the “Agreement”). The Board of Trustees (the “Trustees”) consider the renewal of the Agreement annually, and most recently determined to renew the Agreement on September 17, 2024.

Planning for their recent consideration of the Agreement’s renewal, those Trustees who are not “interested persons” of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “independent Trustees”), met in March 2024 and May 2024 to consider aspects of their annual evaluation of the Advisor’s service to the Funds and to each other series of the Trust, to plan the annual evaluation of the Advisor’s performance, and to discuss preliminarily the information the Advisor would present to the Trustees for their review. The independent Trustees met in another independent session in July 2024 to further define certain portions of the information to be submitted by the Advisor. The independent Trustees met again in independent session in September 2024 to discuss various matters relating to the consideration of the Agreement’s renewal, including discussions with representatives of a mutual fund analyst firm engaged by the independent Trustees to provide explanations of comparative cost and expense information and other data obtained and analyzed by the analyst firm. In that session the independent Trustees discussed their evaluations of the Advisor’s services to the Funds and the Funds’ fee and expense levels, investment performance, and other information presented for the Funds, conferred independently with legal counsel respecting the factors typically considered in evaluating renewal of an advisory agreement, and conferred with representatives of the Advisor to receive explanations of certain aspects of the information they had requested. Representatives of the Advisor subsequently reviewed portions of the information with the Trustees and addressed questions from the Trustees at a full meeting session of the Trustees scheduled in September 2024 for that purpose, and the independent Trustees thereafter met again in independent session to consider the Advisor’s presentations and various specific issues respecting their consideration of the Agreement’s renewal. Following these sessions, the Trustees met to consider renewal of the Agreement, and the independent Trustees voted unanimously at that meeting to renew the Agreement for an additional term of one year.

The information below summarizes certain factors considered by the Trustees in connection with the determination to renew the Agreement. In determining to renew the Agreement, the Trustees considered a wide range of information and did not identify any single factor as controlling, and this summary does not describe all of the factors and other matters considered by the Trustees in making their determination.

Nature, Extent, and Quality of Services. The Trustees considered in their evaluation of the Agreement the written and oral reports provided to the Trustees and their standing committees throughout the year on a wide variety of topics by personnel from the Advisor’s portfolio management, fund administration, trading, operations, marketing, distribution, and compliance staffs. The Trustees also considered in this evaluation the presentations and explanations made by representatives of the Advisor in meeting sessions scheduled for consideration of the renewal of the Agreement. The Trustees further noted in their evaluation the consideration they had given to a number of topics in previous years, reports from their standing committees, and advice received from counsel.

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Information noted by the Trustees as having been considered in relation to the nature, extent, and quality of services provided by the Advisor under the Agreement, as more fully reflected in the minutes and other records of their quarterly and committee meetings throughout the year and in previous years, and contributing to their conclusions respecting the nature, extent, and quality of the services rendered to each Fund by the Advisor under the Agreement included: (1) reports from portfolio managers throughout the year demonstrating that each Fund was managed in conformity with stated strategies and objectives, and conformed to investment restrictions and limitations; (2) reports demonstrating that each Fund’s portfolio managers are cognizant of the Fund’s objectives and able to pursue those objectives and execute the Fund’s strategies in varying environments, are aware of pertinent market and economic trends and conditions, and are able to competently evaluate and select individual investments, manage the Fund to achieve tax efficiencies, effectively structure the Fund’s portfolio, and manage the Fund’s liquidity requirements; (3) each Fund’s achievement of its investment objectives over different periods of time; (4) presentations by, and interactions with, members of the Advisor’s fund administration, trading, operations, marketing, distribution, and compliance staffs; (5) reports from standing committees of the Trustees on their respective proceedings throughout the year, including particularly interactions with the Advisor’s personnel; (6) the sufficiency of the resources the Advisor devotes to the services it provides to each Fund, including the expertise of its personnel and staffing levels, the hiring of a new Chief Executive Officer for the Advisor and other recent additions to the Advisor’s senior management team, changes in the structure of various business departments within the Advisor, the Advisor’s enhancements to the electronic systems it utilizes in providing these services, and the Advisor’s own financial management and sufficiency of its resources; (7) steps taken by the Advisor to improve its investment management process, including the appointment of a new Head of Fixed Income, the hiring of additional investment personnel to support the investment management function, plans to add other investment personnel in the future, efforts to increase the diversity of backgrounds and experiences among its investment personnel, and the increased integration of risk management procedures and consideration of environmental, social, and governance factors into the investment process; (8) the measures employed by the Advisor’s personnel to achieve efficient trade execution for each Fund, including the evaluation and selection of firms to execute transactions for each Fund; and (9) steps taken to facilitate continued collaboration among the Advisor’s personnel. As in past years, the Trustees noted their assessments of the Advisor’s personnel developed in formal and informal meetings throughout the year, measures to expand and improve the depth and expertise of the Advisor’s staff, and the Advisor’s collaborative approach to investment management, continued commitment to observance of compliance and regulatory requirements in managing investments by the Funds, responsiveness to the Trustees, and other factors and circumstances.

Based upon these and other considerations, the Trustees concluded that the Advisor’s management of the Funds’ investments continued to conform to the Funds’ stated objectives and policies, and that the nature, extent, and quality of the services provided to the Funds by the Advisor remained sufficient.

Investment Performance. The Trustees noted in their evaluation of each Fund’s investment performance the written and oral reports and investment and market analyses they had received from the Advisor’s portfolio management personnel throughout the year. The Trustees also noted their consideration of information provided to them at their request in anticipation of their annual evaluation of the Advisor’s services, including the following items of information respecting the investment performance of each Fund: (1) the Fund’s absolute investment performance and achievement of stated objectives; (2) the Advisor’s explanations and written commentary on the Fund’s performance in the context of the Fund’s objectives and reasonable expectations, and business, market, and economic conditions; (3) performance data for the ten most recent calendar years (or lesser number of years for each Fund having fewer calendar years of operations) comparing the Fund’s investment performance to one or more broad-based securities indices, and to the applicable Morningstar category of funds; (4) the Fund’s investment performance for the three-month, year-to-date and, if applicable, one-year, three-year, five-year, ten-year, fifteen-year, and since inception periods ending with the second quarter of the current year, comparing the Fund’s annualized returns to one or more broad-based securities indices, and to the applicable Morningstar category of funds, and assigning a percentage rank to the Fund’s performance for each period relative to its Morningstar category; (5) analyses of specified risk and performance metrics for the Fund relative to its benchmark and to a selected peer group of funds, prepared by an independent financial analyst firm; (6) information respecting positive cash flows resulting from share purchases and investment appreciation or negative cash flows resulting from redemptions and investment depreciation; (7) various risk and return statistics; and (8) oral commentary from the Advisor. The Trustees noted their understanding that strategies pursued for a Fund may produce intermittent lower relative performance, that underperforming Funds have, generally in the past, returned to favor as conditions changed or the strategies of those Funds gained traction, and the Advisor has in general been successful over time in remediating lower relative performance of Funds in cases where execution of investment strategies had contributed to lower performance. In those instances where a Fund had exhibited lower relative performance in certain periods, the Trustees also considered the reports they received from the Advisor throughout the year, explanations of that underperformance by reference to the stated investment strategies of the Fund, the effects of market and economic conditions on the Fund during relevant periods, and the investment decisions by the Advisor in view of the Fund’s stated strategies. The Trustees also noted in their evaluations that to the extent pertinent they attach additional significance to the performance of each Fund from the perspective of longer-term shareholders.

Further detail considered by the Trustees with respect to the investment performance of each Fund is set forth below:

● Thornburg Ultra Short Income Fund – the Trustees considered that the Fund outperformed its Morningstar category for the three, five-year and ten-year periods, and outperformed its benchmark index in each of those periods, in the year-to-date (through June 30,

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2024) and one-year periods and since the Fund’s inception. The Trustees also noted that the Fund delivered positive total returns in each calendar year since the Fund’s inception and has met its investment objective over time.

● Thornburg Limited Term U.S. Government Fund – the Trustees considered that the degree of the Fund’s underperformance versus its Morningstar category and benchmark index was small in all periods, that two representative share classes of the Fund delivered positive total returns in eight of the last ten calendar years, and that the Fund has met both its primary and secondary investment objectives over time.

● Thornburg Limited Term Income Fund – the Trustees considered that the Fund outperformed its Morningstar category for the one-, five, ten, and fifteen-year periods and matched the performance of its Morningstar category for the year-to-date (through June 30, 2024), and outperformed its benchmark index for all such periods. The Trustees also noted that one representative share class of the Fund delivered positive total returns in nine of the last ten calendar years, another representative share class of the Fund delivered positive total returns in eight of the last ten calendar years, and the Fund has met both its primary and secondary investment objectives over time.

● Thornburg Core Plus Bond Fund – the Trustees considered that, while the Fund only commenced investment operations in 2023 and therefore has a limited performance history, the Fund outperformed its benchmark index for the year-to-date (through June 30, 2024 period) and has met its investment objective since its inception.

● Thornburg Strategic Income Fund – the Trustees considered that the Fund outperformed its Morningstar category for the three-, five-, and ten-year periods, and outperformed both its benchmark index and an additional benchmark index in all periods since the Fund’s inception. The Trustees also noted that two representative share classes of the Fund delivered positive total returns in eight of the last ten calendar years, and the Fund has met both its primary and secondary investment objectives over time.

Based upon their consideration of this and other information, the Trustees concluded that the Funds’ absolute and relative investment performance over a range of pertinent holding periods was generally satisfactory in view of the Funds’ objectives and strategies, and that where there was underperformance in certain periods and for certain Funds, the Advisor has taken appropriate steps to seek to mitigate that underperformance.

Comparisons of Fee and Expense Levels. Information noted by the Trustees as having been considered in this context included a variety of comparative data respecting the Funds’ fee and expense levels. This information included comparisons of each Fund’s advisory fee and overall Fund expenses to median and average fees and expenses charged to funds in the applicable Morningstar category, comparisons of the advisory fee and total expenses for a representative share class of each Fund to the fee levels and expenses of fund peer groups selected from the category by an independent mutual fund analyst firm engaged by the independent Trustees, the perspectives and advice from that mutual fund analyst firm respecting comparisons of fund fee levels and expenses to fund peer groups, explanations from representatives of the Advisor respecting the fees and expenses of certain Funds, and other information. In evaluating comparative fee and expense data, the Trustees considered whether the advisory fees charged to each Fund were at least generally comparable to the comparatives presented, and whether those advisory fees and overall Fund expense levels were within the range of figures established for the selected peer groups. The Trustees also considered the extent to which the Advisor had waived fees or reimbursed expenses for certain Funds and share classes thereof, and noted that information about the Funds’ current fee and expense levels is disclosed in the prospectuses for each Fund.

Further detail considered by the Trustees with respect to the comparison of the fee and expense levels of each Fund is set forth below:

● Thornburg Ultra Short Income Fund – Comparative fee and expense data considered by the Trustees showed that the level of total expense for one representative share class of the Fund was lower than the median and average levels charged to funds in the applicable Morningstar category, and that the level of total expense for a second representative share class was higher than such median and average levels but within the range of total expenses for the category. Peer group data showed that the Fund’s management fee and the total expense level for a representative share class of the Fund were both lower than the median levels for the peer group.

● Thornburg Limited Term U.S. Government Fund – Comparative fee and expense data considered by the Trustees showed that the level of total expense for one representative share class of the Fund was lower than the median and average levels charged to funds in the applicable Morningstar category, and that the level of total expense for a second representative share class was higher than such median and average levels but within the range of total expenses for the category. Peer group data showed that the Fund’s management fee and the total expense level for a representative share class of the Fund, while both higher than the median levels for the peer group, were within the range of the management fees and total expenses for that peer group.

● Thornburg Limited Term Income Fund – Comparative fee and expense data considered by the Trustees showed that the level of total expense for one representative share class of the Fund was lower than the median and average levels charged to funds in the applicable Morningstar category, and that the level of total expense for a second representative share class was higher than such median and average levels but within the range of total expenses for the category. Peer group data showed that the Fund’s management fee was nearly

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identical to the median level for the peer group and that the total expense level for a representative share class of the Fund, while higher than the median level for the peer group, was within the range of the total expenses for the peer group.

● Thornburg Core Plus Bond Fund – Comparative fee and expense data considered by the Trustees showed that the level of total expense for one representative share class of the Fund was lower than the median and average levels charged to funds in the applicable Morningstar category, and that the level of total expense for a second representative share class was lower than such median level, higher than such average level, and within the range of total expenses for that category. Peer group data showed that the Fund’s management fee was equal to, and the total expense level for a representative share class of the Fund was higher than, the median levels for the peer group.

● Thornburg Strategic Income Fund – Comparative fee and expense data considered by the Trustees showed that the level of total expense for one representative share class of the Fund was lower than the median and average levels charged to funds in the applicable Morningstar category, and that the level of total expense for a second representative share class was higher than such median and average levels but within the range of total expenses for the category. Peer group data showed that the Fund’s management fee and the total expense level for a representative share class of the Fund were both lower than the median levels for the peer group.

The Trustees did not find any of the differences between the Funds’ fee and expense data and the comparable fee and expense data significant in view of their findings and conclusions respecting the other factors considered, including the quality of services provided by the Advisor to each Fund.

The Trustees also noted their consideration of information respecting the advisory fees charged by the Advisor to other investment management clients, including the Advisor’s institutional clients, together with information about fees charged by other advisors to different clients, analysis of the differences between the requirements of institutional clients and mutual funds, analysis of the differences between the requirements of a sub-advised mutual fund and a fund as to which the Advisor is the primary advisor and sponsor, and the consequently different investment management services provided to the different categories of clients and the differing contexts in which these arrangements are entered into. The Trustees confirmed their previous observations that the differences between the fees charged by the Advisor to different types of clients did not appear exceptional, and that the fee rates charged by the Advisor or by other investment advisors to different types of clients had limited relevance to the evaluation of the fee rates charged by the Advisor to the Funds.

Costs and Profitability of Advisor. In reviewing the profitability of the Advisor’s services to the Funds under the Agreement, the Trustees considered an analysis of the Advisor’s costs and the estimated profitability to the Advisor of its services, together with figures for the profitability of a selection of other, publicly listed investment management firms. The Trustees noted that the comparability of the Advisor’s profitability to the publicly disclosed information about the profitability of other investment management firms is limited due to the nature of those firms and other factors. The Trustees considered information from the Advisor respecting investment of its profits to support staffing levels and noted that the Advisor’s profits are an important element in the compensation of employees who work for the benefit of the Funds and their shareholders. The Trustees considered information from the Advisor respecting the use of profits to enhance staff competencies through training and other measures, hire personnel to expand and develop the scope of senior management expertise, pay competitive levels of compensation, and add to the Advisor’s electronic and information technology systems to maintain or improve service levels. The Trustees also considered the contribution of the Advisor’s cost management to its profitability, and the relationship of the Advisor’s financial resources and profitability in previous years to its ability to attract necessary personnel, invest in systems and other assets required for its service to the Funds, and maintain or improve service levels for the Funds notwithstanding fluctuations in revenues and profitability. The information considered did not indicate to the Trustees that the Advisor’s profitability was excessive.

Potential Economies of Scale. In reviewing the extent to which economies of scale would be realized by each Fund as it grows and whether fee levels reflect potential economies of scale, the Trustees considered the breakpoint structure for advisory fees chargeable to each Fund, comparisons of the fee breakpoint structure for each Fund with breakpoint structures (or the absence of such structures) for other funds in a peer group selected by an independent mutual fund analyst firm, the effects of the breakpoint structure and other expense factors realized by certain funds of the Trust as their asset levels had increased, the Advisor’s undertakings to waive or reimburse certain fees and expenses for certain Funds and share classes, and the Advisor’s expenditures from its own profits and resources to support staffing levels, pay competitive levels of compensation, and add to its electronic and information technology systems to maintain or improve service levels. The Trustees also considered oral commentary from the Advisor respecting the advisory fee breakpoint structures of certain Funds. The information provided demonstrated to the Trustees that the Funds’ advisory fee breakpoint structures are reasonable in relation to the structures observed in the other funds in their respective peer groups, and that shareholders may be expected to benefit from any economies of scale, due to the advisory agreement’s breakpoint fee structure for each Fund and other factors.

Potential Ancillary Benefits. In reviewing potential benefits to the Advisor because of its relationship to the Funds, the Trustees considered explanations from the Advisor respecting its receipt of certain research services from broker dealers, and the benefits to both the Funds and the Advisor of the Advisor’s expansion of its staffing, compliance, and systems capabilities and other resources to serve a broader variety of investment management clients. The Trustees also considered how the establishment of additional investment products by the Advisor may benefit the Funds. No unusual or unfair benefits to the Advisor from its relationship to the Funds were identified by the Trustees.

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Other Information, Continued

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Summary of Conclusions. The Trustees concluded that the general nature, extent, and quality of the Advisor’s services performed under the Agreement remained sufficient, the Advisor continued to actively and competently pursue the Funds’ investment objectives and adhere to the Funds’ investment policies, and that the absolute and relative investment performance of the Funds over pertinent holding periods on the whole was satisfactory in the context of the Funds’ objectives and strategies. The Trustees further concluded that the level of the advisory fee charged to each Fund by the Advisor is fair and reasonable in relation to the services provided by the Advisor, in view of the nature, extent, and quality of those services, the investment performance of each such Fund after fees and expenses, the clear disclosure of fees and expenses in the Funds’ prospectuses, comparisons of fees and expenses charged to each Fund to fees and expenses charged to other mutual funds, and the other factors and relevant circumstances considered. The Trustees accordingly determined to renew the Agreement for an additional term of one year for each of the Funds.

Municipal Funds

Thornburg Investment Management, Inc. (the “Advisor”) provides investment management services to each of the Funds pursuant to an investment advisory agreement (the “Agreement”). The Board of Trustees (the “Trustees”) consider the renewal of the Agreement annually, and most recently determined to renew the Agreement on September 17, 2024.

Planning for their recent consideration of the Agreement’s renewal, those Trustees who are not “interested persons” of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “independent Trustees”), met in March 2024 and May 2024 to consider aspects of their annual evaluation of the Advisor’s service to the Funds and to each other series of the Trust, to plan the annual evaluation of the Advisor’s performance, and to discuss preliminarily the information the Advisor would present to the Trustees for their review. The independent Trustees met in another independent session in July 2024 to further define certain portions of the information to be submitted by the Advisor. The independent Trustees met again in independent session in September 2024 to discuss various matters relating to the consideration of the Agreement’s renewal, including discussions with representatives of a mutual fund analyst firm engaged by the independent Trustees to provide explanations of comparative cost and expense information and other data obtained and analyzed by the analyst firm. In that session the independent Trustees discussed their evaluations of the Advisor’s services to the Funds and the Funds’ fee and expense levels, investment performance, and other information presented for the Funds, conferred independently with legal counsel respecting the factors typically considered in evaluating renewal of an advisory agreement, and conferred with representatives of the Advisor to receive explanations of certain aspects of the information they had requested. Representatives of the Advisor subsequently reviewed portions of the information with the Trustees and addressed questions from the Trustees at a full meeting session of the Trustees scheduled in September 2024 for that purpose, and the independent Trustees thereafter met again in independent session to consider the Advisor’s presentations and various specific issues respecting their consideration of the Agreement’s renewal. Following these sessions, the Trustees met to consider renewal of the Agreement, and the independent Trustees voted unanimously at that meeting to renew the Agreement for an additional term of one year.

The information below summarizes certain factors considered by the Trustees in connection with the determination to renew the Agreement. In determining to renew the Agreement, the Trustees considered a wide range of information and did not identify any single factor as controlling, and this summary does not describe all of the factors and other matters considered by the Trustees in making their determination.

Nature, Extent, and Quality of Services. The Trustees considered in their evaluation of the Agreement the written and oral reports provided to the Trustees and their standing committees throughout the year on a wide variety of topics by personnel from the Advisor’s portfolio management, fund administration, trading, operations, marketing, distribution, and compliance staffs. The Trustees also considered in this evaluation the presentations and explanations made by representatives of the Advisor in meeting sessions scheduled for consideration of the renewal of the Agreement. The Trustees further noted in their evaluation the consideration they had given to a number of topics in previous years, reports from their standing committees, and advice received from counsel.

Information noted by the Trustees as having been considered in relation to the nature, extent, and quality of services provided by the Advisor under the Agreement, as more fully reflected in the minutes and other records of their quarterly and committee meetings throughout the year and in previous years, and contributing to their conclusions respecting the nature, extent, and quality of the services rendered to each Fund by the Advisor under the Agreement included: (1) reports from portfolio managers throughout the year demonstrating that each Fund was managed in conformity with stated strategies and objectives, and conformed to investment restrictions and limitations; (2) reports demonstrating that each Fund’s portfolio managers are cognizant of the Fund’s objectives and able to pursue those objectives and execute the Fund’s strategies in varying environments, are aware of pertinent market and economic trends and conditions, and are able to competently evaluate and select individual investments, manage the Fund to achieve tax efficiencies, effectively structure the Fund’s portfolio, and manage the Fund’s liquidity requirements; (3) each Fund’s achievement of its investment objectives over different periods of time; (4) presentations by, and interactions with, members of the Advisor’s fund administration, trading, operations, marketing, distribution, and compliance staffs; (5) reports from standing committees of the Trustees on their respective proceedings throughout the year, including particularly interactions with the Advisor’s personnel; (6) the sufficiency of the resources the Advisor devotes to the services it provides to each Fund, including the expertise of its personnel and staffing levels, the hiring of a new Chief Executive Officer for the Advisor and other recent additions to the Advisor’s senior management team, changes in the structure of various business

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Other Information, Continued

September 30, 2024 (Unaudited)

departments within the Advisor, the Advisor’s enhancements to the electronic systems it utilizes in providing these services, and the Advisor’s own financial management and sufficiency of its resources; (7) steps taken by the Advisor to improve its investment management process, including the appointment of a new Head of Fixed Income, the hiring of additional investment personnel to support the investment management function, plans to add other investment personnel in the future, efforts to increase the diversity of backgrounds and experiences among its investment personnel, and the increased integration of risk management procedures and consideration of environmental, social, and governance factors into the investment process; (8) the measures employed by the Advisor’s personnel to achieve efficient trade execution for each Fund, including the evaluation and selection of firms to execute transactions for each Fund; and (9) steps taken to facilitate continued collaboration among the Advisor’s personnel. As in past years, the Trustees noted their assessments of the Advisor’s personnel developed in formal and informal meetings throughout the year, measures to expand and improve the depth and expertise of the Advisor’s staff, and the Advisor’s collaborative approach to investment management, continued commitment to observance of compliance and regulatory requirements in managing investments by the Funds, responsiveness to the Trustees, and other factors and circumstances.

Based upon these and other considerations, the Trustees concluded that the Advisor’s management of the Funds’ investments continued to conform to the Funds’ stated objectives and policies, and that the nature, extent, and quality of the services provided to the Funds by the Advisor remained sufficient.

Investment Performance. The Trustees noted in their evaluation of each Fund’s investment performance the written and oral reports and investment and market analyses they had received from the Advisor’s portfolio management personnel throughout the year. The Trustees also noted their consideration of information provided to them at their request in anticipation of their annual evaluation of the Advisor’s services, including the following items of information respecting the investment performance of each Fund: (1) the Fund’s absolute investment performance and achievement of stated objectives; (2) the Advisor’s explanations and written commentary on the Fund’s performance in the context of the Fund’s objectives and reasonable expectations, and business, market, and economic conditions; (3) performance data for the ten most recent calendar years (or lesser number of years for each Fund having fewer calendar years of operations) comparing the Fund’s investment performance to one or more broad-based securities indices, and to the applicable Morningstar category of funds; (4) the Fund’s investment performance for the three-month, year-to-date, one-year, three-year, five-year, since inception and, if applicable, ten-year and fifteen-year periods ending with the second quarter of the current year, comparing the Fund’s annualized returns to one or more broad-based securities indices, and to the applicable Morningstar category of funds, and assigning a percentage rank to the Fund’s performance for each period relative to its Morningstar category; (5) analyses of specified risk and performance metrics for the Fund relative to its benchmark and to a selected peer group of funds, prepared by an independent financial analyst firm; (6) information respecting positive cash flows resulting from share purchases and investment appreciation or negative cash flows resulting from redemptions and investment depreciation; (7) various risk and return statistics; and (8) oral commentary from the Advisor. The Trustees noted their understanding that strategies pursued for a Fund may produce intermittent lower relative performance, that underperforming Funds have, generally in the past, returned to favor as conditions changed or the strategies of those Funds gained traction, and the Advisor has in general been successful over time in remediating lower relative performance of Funds in cases where execution of investment strategies had contributed to lower performance. In those instances where a Fund had exhibited lower relative performance in certain periods, the Trustees also considered the reports they received from the Advisor throughout the year, explanations of that underperformance by reference to the stated investment strategies of the Fund, the effects of market and economic conditions on the Fund during relevant periods, and the investment decisions by the Advisor in view of the Fund’s stated strategies. The Trustees also noted in their evaluations that to the extent pertinent they attach additional significance to the performance of each Fund from the perspective of longer-term shareholders.

Further detail considered by the Trustees with respect to the investment performance of each Fund is set forth below:

● Thornburg Short Duration Municipal Fund – the Trustees considered that the Fund outperformed its Morningstar category and its benchmark index over the year-to-date (through June 30, 2024), one-, and three-year periods and that the degree of the Fund’s underperformance in other periods relative to its Morningstar category and its benchmark index was not significant. The Trustees observed that the Fund has delivered positive total returns in eight of the last ten calendar years and that the Fund has met its investment objective over time.

● Thornburg Limited Term Municipal Fund – the Trustees considered that the Fund outperformed its Morningstar category over the ten-and fifteen-year periods, outperformed its benchmark index over the year-to-date (through June 30, 2024) and one-year period and performed in line with its benchmark index over the three-year period, and that the degree of the Fund’s underperformance in other periods relative to its Morningstar category and its benchmark index was not significant. The Trustees observed that a representative share class of the Fund delivered positive total returns in nine of the last ten calendar years, that another representative share class of the Fund delivered positive total returns in eight of the last ten calendar years and that the Fund has met both its primary and secondary investment objectives over time.

● Thornburg Intermediate Municipal Fund – the Trustees considered that the Fund outperformed its Morningstar category over the year-to-date (through June 30, 2024), one-, three-, five-, ten-, and fifteen-year periods, and outperformed its benchmark index over each

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Other Information, Continued

September 30, 2024 (Unaudited)

of those periods except the ten-year period. The Trustees also considered that two representative share classes of the Fund delivered positive total returns in eight of the last ten calendar years and that the Fund has met both its primary and secondary investment objectives over time.

● Thornburg Strategic Municipal Income Fund – the Trustees considered that the Fund outperformed its Morningstar category over the year-to-date (through June 30, 2024), one-, three-, five-, ten-, and fifteen-year periods, outperformed its benchmark index over the year-to-date (through June 30, 2024), one-, three-, and fifteen-year periods and performed in line with its benchmark index over the five-year period. The Trustees observed that two representative share classes of the Fund delivered positive total returns in eight of the last ten calendar years and that the Fund has met its investment objective over time.

● Thornburg California Limited Term Municipal Fund – the Trustees considered that the Fund outperformed its Morningstar category over the one-, three-, and fifteen-year periods, outperformed its benchmark index over the year-to-date (through June 30, 2024), one-, and three-year periods, and that the degree of the Fund’s underperformance in other periods relative to its Morningstar category and its benchmark index was not significant. The Trustees observed that two representative share classes of the Fund delivered positive total returns in seven of the last ten calendar years and that the Fund has met both its primary and secondary investment objectives over time.

● Thornburg New Mexico Intermediate Municipal Fund – the Trustees considered the limited utility of comparisons between the Fund’s investment performance and its Morningstar category or benchmark index given the lack of other funds focused on investments in New Mexico debt obligations. Nonetheless, the Trustees noted that the Fund outperformed its Morningstar category over the year-to-date (through June 30, 2024), one-, three, and five-year periods and outperformed its benchmark index over the year-to-date (through June 30, 2024), one-, and three-year periods. The Trustees also observed that two representative share classes of the Fund delivered positive total returns in eight of the last ten calendar years and that the Fund has met both its primary and secondary investment objectives over time.

● Thornburg New York Intermediate Municipal Fund – the Trustees considered that the Fund outperformed its Morningstar category over the year-to-date (through June 30, 2024), one-, three-, five-, ten-, and fifteen-year periods, outperformed its benchmark index over the year-to-date (through June 30, 2024), one-, and three-year periods, and that the degree of the Fund’s underperformance in other periods relative to its benchmark index was not significant. The Trustees observed that the Fund delivered positive total returns in eight of the last ten calendar years and that the Fund has met both its primary and secondary investment objectives over time.

Based upon their consideration of this and other information, the Trustees concluded that the Funds’ absolute and relative investment performance over a range of pertinent holding periods was generally satisfactory in view of the Funds’ objectives and strategies, and that where there was underperformance in certain periods and for certain Funds, the Advisor has taken appropriate steps to seek to mitigate that underperformance.

Comparisons of Fee and Expense Levels. Information noted by the Trustees as having been considered in this context included a variety of comparative data respecting the Funds’ fee and expense levels. This information included comparisons of each Fund’s advisory fee and overall Fund expenses to median and average fees and expenses charged to funds in the applicable Morningstar category, comparisons of the advisory fee and total expenses for a representative share class of each Fund to the fee levels and expenses of fund peer groups selected from the category by an independent mutual fund analyst firm engaged by the independent Trustees, the perspectives and advice from that mutual fund analyst firm respecting comparisons of fund fee levels and expenses to fund peer groups, explanations from representatives of the Advisor respecting the fees and expenses of certain Funds, and other information. In evaluating comparative fee and expense data, the Trustees considered whether the advisory fees charged to each Fund were at least generally comparable to the comparatives presented, and whether those advisory fees and overall Fund expense levels were within the range of figures established for the selected peer groups. The Trustees also considered the extent to which the Advisor had waived fees or reimbursed expenses for certain Funds and share classes thereof, and noted that information about the Funds’ current fee and expense levels is disclosed in the prospectuses for each Fund.

Further detail considered by the Trustees with respect to the comparison of the fee and expense levels of each Fund is set forth below:

● Thornburg Short Duration Municipal Fund – Comparative fee and expense data considered by the Trustees showed that the level of total expense for one representative share class of the Fund was nearly identical to the median and lower than the average levels charged to funds in the applicable Morningstar category, and that the level of total expense for a second representative share class was higher than such median and average levels but within the range of total expenses for the category. Peer group data showed that the Fund’s management fee and the total expense level for a representative share class of the Fund, while both higher than the median levels for the peer group, were within the range of the management fees and total expenses for that peer group.

● Thornburg Limited Term Municipal Fund – Comparative fee and expense data considered by the Trustees showed that the level of total expense for one representative share class of the Fund was substantially similar to the median and lower than the average levels charged to funds in the applicable Morningstar category, and that the level of total expense for a second representative share class was higher than such median and average levels but within the range of total expenses for the category. Peer group data showed that the Fund’s

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Other Information, Continued

September 30, 2024 (Unaudited)

management fee and the total expense level for a representative share class of the Fund, while both higher than the median levels for the peer group, were within the range of the management fees and total expenses for that peer group.

● Thornburg Intermediate Municipal Fund – Comparative fee and expense data considered by the Trustees showed that the levels of total expenses for two representative share classes of the Fund were each lower than the median and average levels charged to funds in the applicable Morningstar category. Peer group data showed that the Fund’s management fee was higher than the median level for the peer group but within the range of management fees for that peer group, and that the total expense level of one representative share class of the Fund was lower than the median level of the peer group.

● Thornburg Strategic Municipal Income Fund – Comparative fee and expense data considered by the Trustees showed that the level of total expense for one representative share class of the Fund was lower than the median and average levels charged to funds in the applicable Morningstar category, and that the level of total expense for a second representative share class was higher than such median and average levels but within the range of total expenses for the category. Peer group data showed that the Fund’s management fee was lower than the median level for the peer group, and that the total expense level of one representative share class was higher than the median level, but within the range of, the total expenses of the peer group.

● Thornburg California Limited Term Municipal Fund – Comparative fee and expense data considered by the Trustees showed that the level of total expense for one representative share class of the Fund was lower than the median and average levels charged to funds in the applicable Morningstar category, and that the level of total expense for a second representative share class was higher than such median but lower than such average level. Peer group data showed that the Fund’s management fee and the total expense level for a representative share class of the Fund were lower than the median levels for the peer group,.

● Thornburg New Mexico Intermediate Municipal Fund – Comparative fee and expense data considered by the Trustees showed that the level of total expense for one representative share class of the Fund was lower than the median and average levels charged to funds in the applicable Morningstar category, and that the level of total expense for a second representative share class was higher than such median and average levels but within the range of total expenses for the category. Peer group data showed that the Fund’s management fee and the total expense level for a representative share class of the Fund, while both higher than the median levels for the peer group, were within the range of the management fees and total expenses for that peer group.

● Thornburg New York Intermediate Municipal Fund – Comparative fee and expense data considered by the Trustees showed that the level of total expense for one representative share class of the Fund was equal to the median level and lower than the average level charged to funds in the applicable Morningstar category, and that the level of total expense for a second representative share class was higher than such median and average levels but within the range of total expenses for the category. Peer group data showed that the Fund’s management fee was lower than the median level for the peer group, and that the total expense level of one representative share class was higher than the median level, but within the range of, the total expenses of the peer group.

The Trustees did not find any of the differences between the Funds’ fee and expense data and the comparable fee and expense data significant in view of their findings and conclusions respecting the other factors considered, including the quality of services provided by the Advisor to each Fund.

The Trustees also noted their consideration of information respecting the advisory fees charged by the Advisor to other investment management clients, including the Advisor’s institutional clients, together with information about fees charged by other advisors to different clients, analysis of the differences between the requirements of institutional clients and mutual funds, analysis of the differences between the requirements of a sub-advised mutual fund and a fund as to which the Advisor is the primary advisor and sponsor, and the consequently different investment management services provided to the different categories of clients and the differing contexts in which these arrangements are entered into. The Trustees confirmed their previous observations that the differences between the fees charged by the Advisor to different types of clients did not appear exceptional, and that the fee rates charged by the Advisor or by other investment advisors to different types of clients had limited relevance to the evaluation of the fee rates charged by the Advisor to the Funds.

Costs and Profitability of Advisor. In reviewing the profitability of the Advisor’s services to the Funds under the Agreement, the Trustees considered an analysis of the Advisor’s costs and the estimated profitability to the Advisor of its services, together with figures for the profitability of a selection of other, publicly listed investment management firms. The Trustees noted that the comparability of the Advisor’s profitability to the publicly disclosed information about the profitability of other investment management firms is limited due to the nature of those firms and other factors. The Trustees considered information from the Advisor respecting investment of its profits to support staffing levels and noted that the Advisor’s profits are an important element in the compensation of employees who work for the benefit of the Funds and their shareholders. The Trustees considered information from the Advisor respecting the use of profits to enhance staff competencies through training and other measures, hire personnel to expand and develop the scope of senior management expertise, pay competitive levels of compensation, and add to the Advisor’s electronic and information technology systems to maintain or improve service levels. The Trustees also considered the contribution of the Advisor’s cost management to its profitability, and the relationship of the Advisor’s financial resources and profitability in previous years to its ability to attract necessary personnel, invest in systems and other

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Other Information, Continued

September 30, 2024 (Unaudited)

assets required for its service to the Funds, and maintain or improve service levels for the Funds notwithstanding fluctuations in revenues and profitability. The information considered did not indicate to the Trustees that the Advisor’s profitability was excessive.

Potential Economies of Scale. In reviewing the extent to which economies of scale would be realized by each Fund as it grows and whether fee levels reflect potential economies of scale, the Trustees considered the breakpoint structure for advisory fees chargeable to each Fund, comparisons of the fee breakpoint structure for each Fund with breakpoint structures (or the absence of such structures) for other funds in a peer group selected by an independent mutual fund analyst firm, the effects of the breakpoint structure and other expense factors realized by certain funds of the Trust as their asset levels had increased, the Advisor’s undertakings to waive or reimburse certain fees and expenses for certain Funds and share classes, and the Advisor’s expenditures from its own profits and resources to support staffing levels, pay competitive levels of compensation, and add to its electronic and information technology systems to maintain or improve service levels. The Trustees also considered oral commentary from the Advisor respecting the advisory fee breakpoint structures of certain Funds. The information provided demonstrated to the Trustees that the Funds’ advisory fee breakpoint structures are reasonable in relation to the structures observed in the other funds in their respective peer groups, and that shareholders may be expected to benefit from any economies of scale, due to the advisory agreement’s breakpoint fee structure for each Fund and other factors.

Potential Ancillary Benefits. In reviewing potential benefits to the Advisor because of its relationship to the Funds, the Trustees considered explanations from the Advisor respecting its receipt of certain research services from broker dealers, and the benefits to both the Funds and the Advisor of the Advisor’s expansion of its staffing, compliance, and systems capabilities and other resources to serve a broader variety of investment management clients. The Trustees also considered how the establishment of additional investment products by the Advisor may benefit the Funds. No unusual or unfair benefits to the Advisor from its relationship to the Funds were identified by the Trustees.

Summary of Conclusions. The Trustees concluded that the general nature, extent, and quality of the Advisor’s services performed under the Agreement remained sufficient, the Advisor continued to actively and competently pursue the Funds’ investment objectives and adhere to the Funds’ investment policies, and that the absolute and relative investment performance of the Funds over pertinent holding periods on the whole was satisfactory in the context of the Funds’ objectives and strategies. The Trustees further concluded that the level of the advisory fee charged to each Fund by the Advisor is fair and reasonable in relation to the services provided by the Advisor, in view of the nature, extent, and quality of those services, the investment performance of each such Fund after fees and expenses, the clear disclosure of fees and expenses in the Funds’ prospectuses, comparisons of fees and expenses charged to each Fund to fees and expenses charged to other mutual funds, and the other factors and relevant circumstances considered. The Trustees accordingly determined to renew the Agreement for an additional term of one year for each of the Funds.

Managed Account Funds

Thornburg Investment Management, Inc. (the “Advisor”) provides investment management services to each of the Funds pursuant to an investment advisory agreement (the “Agreement”). The Board of Trustees (the “Trustees”) consider the renewal of the Agreement annually, and most recently determined to renew the Agreement on September 17, 2024.

Planning for their recent consideration of the Agreement’s renewal, those Trustees who are not “interested persons” of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “independent Trustees”), met in March 2024 and May 2024 to consider aspects of their annual evaluation of the Advisor’s service to the Funds and to each other series of the Trust, to plan the annual evaluation of the Advisor’s performance, and to discuss preliminarily the information the Advisor would present to the Trustees for their review. The independent Trustees met in another independent session in July 2024 to further define certain portions of the information to be submitted by the Advisor. The independent Trustees met again in independent session in September 2024 to discuss various matters relating to the consideration of the Agreement’s renewal. In that session the independent Trustees discussed their evaluations of the Advisor’s services to the Funds and the Funds’ fee and expense levels, investment performance, and other information presented for the Funds, conferred independently with legal counsel respecting the factors typically considered in evaluating renewal of an advisory agreement, and conferred with representatives of the Advisor to receive explanations of certain aspects of the information they had requested. Representatives of the Advisor subsequently reviewed portions of the information with the Trustees and addressed questions from the Trustees at a full meeting session of the Trustees scheduled in September 2024 for that purpose, and the independent Trustees thereafter met again in independent session to consider the Advisor’s presentations and various specific issues respecting their consideration of the Agreement’s renewal. Following these sessions, the Trustees met to consider renewal of the Agreement, and the independent Trustees voted unanimously at that meeting to renew the Agreement for an additional term of one year.

The information below summarizes certain factors considered by the Trustees in connection with the determination to renew the Agreement. In determining to renew the Agreement, the Trustees considered a wide range of information and did not identify any single factor as controlling, and this summary does not describe all of the factors and other matters considered by the Trustees in making their determination.

Nature, Extent, and Quality of Services. The Trustees considered in their evaluation of the Agreement the written and oral reports provided to the Trustees and their standing committees throughout the year on a wide variety of topics by personnel from the Advisor’s portfolio

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Other Information, Continued

September 30, 2024 (Unaudited)

management, fund administration, trading, operations, marketing, distribution, and compliance staffs. The Trustees also considered in this evaluation the presentations and explanations made by representatives of the Advisor in meeting sessions scheduled for consideration of the renewal of the Agreement. The Trustees further noted in their evaluation the consideration they had given to a number of topics in previous years, reports from their standing committees, and advice received from counsel.

Information noted by the Trustees as having been considered in relation to the nature, extent, and quality of services provided by the Advisor under the Agreement, as more fully reflected in the minutes and other records of their quarterly and committee meetings throughout the year and in previous years, and contributing to their conclusions respecting the nature, extent, and quality of the services rendered to each Fund by the Advisor under the Agreement included: (1) reports from portfolio managers throughout the year demonstrating that each Fund was managed in conformity with stated strategies and objectives, and conformed to investment restrictions and limitations; (2) reports demonstrating that each Fund’s portfolio managers are cognizant of the Fund’s objectives and able to pursue those objectives and execute the Fund’s strategies in varying environments, are aware of pertinent market and economic trends and conditions, and are able to competently evaluate and select individual investments, manage the Fund to achieve tax efficiencies, effectively structure the Fund’s portfolio, and manage the Fund’s liquidity requirements; (3) each Fund’s achievement of its investment objectives; (4) presentations by, and interactions with, members of the Advisor’s fund administration, trading, operations, marketing, distribution, and compliance staffs; (5) reports from standing committees of the Trustees on their respective proceedings throughout the year, including particularly interactions with the Advisor’s personnel; (6) the sufficiency of the resources the Advisor devotes to the services it provides to each Fund, including the expertise of its personnel and staffing levels, the hiring of a new Chief Executive Officer for the Advisor and other recent additions to the Advisor’s senior management team, changes in the structure of various business departments within the Advisor, the Advisor’s enhancements to the electronic systems it utilizes in providing these services, and the Advisor’s own financial management and sufficiency of its resources; (7) steps taken by the Advisor to improve its investment management process, including the appointment of a new Head of Fixed Income and a new Head of Equity, the hiring of additional investment personnel to support the investment management function, plans to add other investment personnel in the future, efforts to increase the diversity of backgrounds and experiences among its investment personnel, and the increased integration of risk management procedures and consideration of environmental, social, and governance factors into the investment process; (8) the measures employed by the Advisor’s personnel to achieve efficient trade execution for each Fund, including the evaluation and selection of firms to execute transactions for each Fund; and (9) steps taken to facilitate continued collaboration among the Advisor’s personnel. As in past years, the Trustees noted their assessments of the Advisor’s personnel developed in formal and informal meetings throughout the year, measures to expand and improve the depth and expertise of the Advisor’s staff, and the Advisor’s collaborative approach to investment management, continued commitment to observance of compliance and regulatory requirements in managing investments by the Funds, responsiveness to the Trustees, and other factors and circumstances.

Based upon these and other considerations, the Trustees concluded that the Advisor’s management of the Funds’ investments continued to conform to the Funds’ stated objectives and policies, and that the nature, extent, and quality of the services provided to the Funds by the Advisor remained sufficient.

Investment Performance. The Trustees noted in their evaluation of each Fund’s investment performance the written and oral reports and investment and market analyses they had received from the Advisor’s portfolio management personnel throughout the year. The Trustees also noted their consideration of information provided to them at their request in anticipation of their annual evaluation of the Advisor’s services, including the following items of information respecting the investment performance of each Fund: (1) the Fund’s absolute investment performance and achievement of stated objectives; (2) the Advisor’s explanations on the Fund’s performance in the context of the Fund’s objectives; (3) information respecting positive cash flows resulting from share purchases and investment appreciation or negative cash flows resulting from redemptions and investment depreciation; and (4) oral commentary from the Advisor. The Trustees also noted that each of the Funds has a limited performance history, and that each Fund is intended to be a component of a separately managed account and, accordingly, the performance of each Fund is only one contributing factor to the investment returns for investors in those separately managed accounts.

Further detail considered by the Trustees with respect to the investment performance of each Fund is set forth below:

● Thornburg Emerging Markets Managed Account Fund – the Trustees considered that the Fund has delivered positive total returns since its inception and met its investment objective.

● Thornburg Municipal Managed Account Fund – the Trustees considered that the Fund has delivered positive total returns since its inception, outperformed its benchmark index over that period, and met its investment objective.

Based upon their consideration of this and other information, the Trustees concluded that the Funds’ investment performance was generally satisfactory in view of the Funds’ objectives and strategies.

Comparisons of Fee and Expense Levels. The Trustees did not consider fee levels because the Advisor does not charge fees to either of the Funds under the Agreement. Expense levels were also not considered because the Advisor has agreed to waive nearly all operating expenses for the Funds.

Annual Financial Statements  |  337

Other Information, Continued

September 30, 2024 (Unaudited)

Costs and Profitability of Advisor. The Trustees did not consider the profitability of the Advisor in reviewing the Advisory Agreement, because the Advisor does not charge fees to the Funds under the Advisory Agreement.

Potential Economies of Scale. The Trustees did not consider any economies of scale potentially available to the Funds in reviewing the Advisory Agreement, because the Advisor does not receive a fee from the Funds under the Advisory Agreement.

Potential Ancillary Benefits. The Trustees noted that because the Funds are intended to be components of separately managed accounts, the existence of the Funds may help the Advisor develop and grow its separately managed account business. The Trustees did not identify this as an unusual or unfair benefit to the Advisor, and the Trustees likewise identified no other unusual or unfair benefits to the Advisor from its relationship to the Funds.

Summary of Conclusions. After considering the factors identified above, and in light of the other information received by the Trustees respecting the Funds, the Trustees determined to renew the Advisory Agreement for an additional term of one year for each of the Funds.

Capital Management Fund

Thornburg Investment Management, Inc. (the “Advisor”) provides investment management services to the Thornburg Capital Management Fund pursuant to an investment advisory agreement (the “Agreement”). The Board of Trustees (the “Trustees”) consider the renewal of the Agreement annually, and most recently determined to renew the Agreement on September 17, 2024.

The information below summarizes certain factors considered by the Trustees in connection with the determination to renew the Agreement. In determining to renew the Agreement, the Trustees considered a wide range of information and did not identify any single factor as controlling, and this summary does not describe all of the factors and other matters considered by the Trustees in making their determination.

Nature, Extent, and Quality of Services. The Trustees considered in their evaluation of the Agreement the written and oral reports provided to the Trustees and their standing committees throughout the year on a wide variety of topics by personnel from the Advisor’s portfolio management, fund administration, trading, operations, marketing, distribution, and compliance staffs. The Trustees also considered in this evaluation the presentations and explanations made by representatives of the Advisor in meeting sessions scheduled for consideration of the renewal of the Agreement. The Trustees further noted in their evaluation the consideration they had given to a number of topics in previous years, reports from their standing committees, and advice received from counsel.

Information noted by the Trustees as having been considered in relation to the nature, extent, and quality of services provided by the Advisor under the Agreement and contributing (together with other information considered) to their conclusions respecting the nature, extent, and quality of the services rendered to the Fund by the Advisor under the Agreement included: (1) reports from the Fund’s portfolio managers throughout the year demonstrating that the Fund was managed in conformity with stated strategies and objectives, and conformed to investment restrictions and limitations; (2) the Fund’s portfolio managers are cognizant of the Fund’s objective and able to pursue that objective and execute the Fund’s strategies in varying environments, are aware of pertinent market and economic trends and conditions, and are able to competently evaluate and select individual investments, effectively structure the Fund’s portfolio, and manage the Fund’s liquidity requirements; (3) the Fund’s achievement of its investment objective over different periods of time; (4) presentations by, and interactions with, members of the Advisor’s fund administration, trading, operations, marketing, and compliance staffs; (5) reports from standing committees of the Trustees on their respective proceedings throughout the year, including particularly interactions with the Advisor’s personnel; (6) the sufficiency of the resources the Advisor devotes to the services it provides to the Fund, including the expertise of its personnel and staffing levels, the hiring of a new Chief Executive Officer for the Advisor and other recent additions to the Advisor’s senior management team, changes to the structure of various business departments within the Advisor, the Advisor’s enhancements to the electronic systems it utilizes in providing these services, and the Advisor’s own financial management and sufficiency of its resources; (7) steps taken by the Advisor to improve its investment management process, including the appointment of a new Head of Fixed Income, the hiring of additional investment personnel to support the investment management function, plans to add other investment personnel in the future, efforts to increase the diversity of backgrounds and experiences among its investment personnel, and the increased integration of risk management procedures and consideration of environmental, social, and governance factors into the investment process; (8) the measures employed by the Advisor’s personnel to achieve efficient trade execution for the Fund; and (9) steps taken to facilitate continued collaboration among the Advisor’s personnel. As in past years, the Trustees noted their assessments of the Advisor’s personnel developed in formal and informal meetings throughout the year, measures to expand and improve the depth and experience of the Advisor’s staff, and the Advisor’s collaborative approach to investment management, continued commitment to observance of compliance and regulatory requirements in managing investments by the Fund, responsiveness to the Trustees, and other factors and circumstances.

Based upon these and other considerations, the Trustees concluded that the Advisor’s management of the Fund’s investments continued to conform to the Fund’s stated objective and policies, and that the nature, extent, and quality of the services provided to the Fund by the Advisor remained sufficient.

338  |  Annual Financial Statements

Other Information, Continued

September 30, 2024 (Unaudited)

Investment Performance. Dividend distribution and other information received by the Trustees respecting the investments by the Fund was viewed as consistent with expectations respecting the Fund’s investment performance in view of current market conditions.

Comparisons of Fee and Expense Levels. The Trustees did not consider fee levels because the Advisor does not charge fees to the Fund. Expense levels were consistent with expectations.

Costs and Profitability of Advisor. The Trustees did not consider the profitability of the Advisor in reviewing the Agreement, because the Advisor does not charge fees to the Fund under that Agreement.

Potential Economies of Scale. The Trustees did not consider any economies of scale potentially available to the Fund in reviewing the Agreement, because the Advisor does not receive a fee from the Fund under that Agreement.

Potential Ancillary Benefits. The Trustees did not identify any collateral benefits to the Advisor because of its relationship to the Fund.

Summary of Conclusions. The Trustees concluded that the general nature, extent, and quality of the Advisor’s services performed under the Agreement remained sufficient, that the Advisor had continued to actively and competently pursue the Fund’s investment objective and adhere to the Fund’s investment policies, and that the Fund’s investment performance remained satisfactory in the context of its objective and strategies. The Trustees further concluded that the level of the Fund’s expenses was reasonable. The Trustees accordingly determined to renew the Agreement for an additional term of one year for the Fund.

Annual Financial Statements  |  339

To receive shareholder reports, prospectuses, and proxy statements electronically, go to
www.thornburg.com/edelivery.	TH6386

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Filed as part of item 7 of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Filed as part of item 7 of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Filed as part of item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Filed as part of item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

The authority to consider candidates recommended by the shareholders in accordance with the Trust’s Procedures for Shareholder Communications is committed to the Governance and Nominating Committee.

Item 16. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Trust’s disclosure controls and procedures provide reasonable assurance that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There was no change in the Trust’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a) (1)	Code of Business Conduct and Ethics.

(a) (2)	Not Applicable

(a) (3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 70.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 70.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Thornburg Investment Trust, in respect of the following Thornburg Funds: Global Opportunities Fund, International Equity Fund, Better World International Fund, International Growth Fund, Developing World Fund, Small/Mid Cap Core Fund, Small/Mid Cap Growth Fund, Investment Income Builder Fund, Summit Fund, Ultra Short Income Fund, Limited Term U.S. Government Fund, Limited Term Income Fund, Core Plus Bond Fund, Strategic Income Fund, Short Duration Municipal Fund, Limited Term Municipal Fund, Intermediate Municipal Fund, Strategic Municipal Income Fund, California Limited Term Municipal Fund, New Mexico Intermediate Municipal Fund, New York Intermediate Municipal Fund, Emerging Markets Managed Account Fund, Municipal Managed Account Fund, and Capital Management Fund.

By:	/s/ Nimish Bhatt
Nimish Bhatt
President and principal executive officer

Date:	December 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nimish Bhatt
Nimish Bhatt
President and principal executive officer

Date:	December 3, 2024

By:	/s/ Curtis Holloway
Curtis Holloway
Treasurer and principal financial officer

Date:	December 3, 2024